UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA			91367
(Address of principal executive offices)			(Zip code)

John T. Genoy President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2021

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2021

Table of Contents

Shareholder Letter	2
Expense Example	3
Seasons Strategies
SA Multi-Managed Growth Portfolio	6
SA Multi-Managed Moderate Growth Portfolio	35
SA Multi-Managed Income/Equity Portfolio	69
SA Multi-Managed Income Portfolio	94
SA Putnam Asset Allocation Diversified Growth Portfolio	119
SA T. Rowe Price Growth Stock Portfolio	163
Seasons Select
SA Multi-Managed Large Cap Growth Portfolio	170
SA Multi-Managed Large Cap Value Portfolio	178
SA Multi-Managed Mid Cap Growth Portfolio	188
SA Multi-Managed Mid Cap Value Portfolio	201
SA Multi-Managed Small Cap Portfolio	216
SA Multi-Managed International Equity Portfolio	232
SA Multi-Managed Diversified Fixed Income Portfolio	245
SA Wellington Real Return Portfolio	305
Seasons Focused
SA Columbia Focused Value Portfolio	320
Seasons Managed Allocation
SA Allocation Growth Portfolio	323
SA Allocation Moderate Growth Portfolio	326
SA Allocation Moderate Portfolio	329
SA Allocation Balanced Portfolio	332
Statements of Assets and Liabilities	335
Statements of Operations	343
Statements of Changes in Net Assets	347
Notes to Financial Statements	354
Financial Highlights	401
Statement Regarding Liquidity Risk Management Program	415

Dear Seasons Series Trust Investor:

We are pleased to present the semiannual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our affiliated life companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2021.

If you have any questions regarding your investment, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy
President
Seasons Series Trust

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Securities listed may or may not be a part of the current portfolio construction. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and "junk bonds" are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank of Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  September 30, 2021

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at April 1, 2021 and held until September 30, 2021. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2021" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2021" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2021" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2021" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2021" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2021

  (unaudited)

	Actual				Hypothetical
Portfolio	Beginning Account Value at April 1, 2021	Ending Account Value Using Actual Return at September 30, 2021	Expenses Paid During the Six Months Ended September 30, 2021*	Beginning Account Value at April 1, 2021	Ending Account Value Using a Hypothetical 5% Annual Return at September 30, 2021	Expenses Paid During the Six Months Ended September 30, 2021*	Annualized Expense Ratio*
SA Multi-Managed Growth#
Class 1	$1,000.00	$1,036.20	$6.38	$1,000.00	$1,018.80	$6.33	1.25%
Class 2	$1,000.00	$1,034.80	$7.14	$1,000.00	$1,018.05	$7.08	1.40%
Class 3	$1,000.00	$1,034.94	$7.60	$1,000.00	$1,017.60	$7.54	1.49%
SA Multi-Managed Moderate Growth#
Class 1	$1,000.00	$1,031.35	$5.55	$1,000.00	$1,019.60	$5.52	1.09%
Class 2	$1,000.00	$1,030.76	$6.31	$1,000.00	$1,018.85	$6.28	1.24%
Class 3	$1,000.00	$1,030.14	$6.82	$1,000.00	$1,018.35	$6.78	1.34%
SA Multi-Managed Income/ Equity#
Class 1	$1,000.00	$1,029.79	$5.80	$1,000.00	$1,019.35	$5.77	1.14%
Class 2	$1,000.00	$1,029.03	$6.56	$1,000.00	$1,018.60	$6.53	1.29%
Class 3	$1,000.00	$1,029.01	$7.07	$1,000.00	$1,018.10	$7.03	1.39%
SA Multi-Managed Income#
Class 1	$1,000.00	$1,024.54	$6.14	$1,000.00	$1,019.00	$6.12	1.21%
Class 2	$1,000.00	$1,023.71	$6.95	$1,000.00	$1,018.20	$6.93	1.37%
Class 3	$1,000.00	$1,022.86	$7.45	$1,000.00	$1,017.70	$7.44	1.47%
SA Putnam Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,066.25	$4.40	$1,000.00	$1,020.81	$4.31	0.85%
Class 2	$1,000.00	$1,065.55	$5.18	$1,000.00	$1,020.05	$5.06	1.00%
Class 3	$1,000.00	$1,064.38	$5.69	$1,000.00	$1,019.55	$5.57	1.10%
SA T. Rowe Price Growth Stock
Class 1	$1,000.00	$1,114.07	$4.61	$1,000.00	$1,020.71	$4.41	0.87%
Class 2	$1,000.00	$1,113.15	$5.40	$1,000.00	$1,019.95	$5.16	1.02%
Class 3	$1,000.00	$1,112.78	$5.93	$1,000.00	$1,019.45	$5.67	1.12%
SA Multi-Managed Large Cap Growth#
Class 1	$1,000.00	$1,110.51	$3.81	$1,000.00	$1,021.46	$3.65	0.72%
Class 2	$1,000.00	$1,109.50	$4.60	$1,000.00	$1,020.71	$4.41	0.87%
Class 3	$1,000.00	$1,108.97	$5.13	$1,000.00	$1,020.21	$4.91	0.97%
SA Multi-Managed Large Cap Value
Class 1	$1,000.00	$1,043.56	$4.00	$1,000.00	$1,021.16	$3.95	0.78%
Class 2	$1,000.00	$1,043.01	$4.76	$1,000.00	$1,020.41	$4.71	0.93%
Class 3	$1,000.00	$1,043.01	$5.28	$1,000.00	$1,019.90	$5.22	1.03%
SA Multi-Managed Mid Cap Growth
Class 1	$1,000.00	$1,072.55	$4.88	$1,000.00	$1,020.36	$4.76	0.94%
Class 2	$1,000.00	$1,071.61	$5.66	$1,000.00	$1,019.60	$5.52	1.09%
Class 3	$1,000.00	$1,071.43	$6.18	$1,000.00	$1,019.10	$6.02	1.19%
SA Multi-Managed Mid Cap Value
Class 1	$1,000.00	$1,033.19	$4.79	$1,000.00	$1,020.36	$4.76	0.94%
Class 2	$1,000.00	$1,032.76	$5.55	$1,000.00	$1,019.60	$5.52	1.09%
Class 3	$1,000.00	$1,031.74	$6.06	$1,000.00	$1,019.10	$6.02	1.19%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2021

  (unaudited)

	Actual				Hypothetical
Portfolio	Beginning Account Value at April 1, 2021	Ending Account Value Using Actual Return at September 30, 2021	Expenses Paid During the Six Months Ended September 30, 2021*	Beginning Account Value at April 1, 2021	Ending Account Value Using a Hypothetical 5% Annual Return at September 30, 2021	Expenses Paid During the Six Months Ended September 30, 2021*	Annualized Expense Ratio*
SA Multi-Managed Small Cap
Class 1	$1,000.00	$1,010.48	$4.69	$1,000.00	$1,020.41	$4.71	0.93%
Class 2	$1,000.00	$1,009.50	$5.44	$1,000.00	$1,019.65	$5.47	1.08%
Class 3	$1,000.00	$1,009.02	$5.94	$1,000.00	$1,019.15	$5.97	1.18%
SA Multi-Managed International Equity#
Class 1	$1,000.00	$1,040.24	$4.91	$1,000.00	$1,020.26	$4.86	0.96%
Class 2	$1,000.00	$1,039.12	$5.67	$1,000.00	$1,019.50	$5.62	1.11%
Class 3	$1,000.00	$1,038.23	$6.18	$1,000.00	$1,019.00	$6.12	1.21%
SA Multi-Managed Diversified Fixed Income
Class 1	$1,000.00	$1,019.38	$3.44	$1,000.00	$1,021.66	$3.45	0.68%
Class 2	$1,000.00	$1,018.55	$4.20	$1,000.00	$1,020.91	$4.20	0.83%
Class 3	$1,000.00	$1,017.80	$4.70	$1,000.00	$1,020.41	$4.71	0.93%
SA Wellington Real Return#
Class 1	$1,000.00	$1,035.75	$3.01	$1,000.00	$1,022.11	$2.99	0.59%
Class 3	$1,000.00	$1,034.03	$4.28	$1,000.00	$1,020.86	$4.26	0.84%
SA Columbia Focused Value#
Class 1	$1,000.00	$1,011.47	$3.58	$1,000.00	$1,021.51	$3.60	0.71%
Class 2	$1,000.00	$1,011.00	$4.34	$1,000.00	$1,020.76	$4.36	0.86%
Class 3	$1,000.00	$1,010.56	$4.84	$1,000.00	$1,020.26	$4.86	0.96%
SA Allocation Growth#
Class 1	$1,000.00	$1,051.71	$0.62	$1,000.00	$1,024.47	$0.61	0.12%
Class 3	$1,000.00	$1,050.79	$1.90	$1,000.00	$1,023.21	$1.88	0.37%
SA Allocation Moderate Growth#
Class 1	$1,000.00	$1,046.59	$0.56	$1,000.00	$1,024.52	$0.56	0.11%
Class 3	$1,000.00	$1,045.04	$1.85	$1,000.00	$1,023.26	$1.83	0.36%
SA Allocation Moderate#
Class 1	$1,000.00	$1,042.75	$0.61	$1,000.00	$1,024.47	$0.61	0.12%
Class 3	$1,000.00	$1,041.21	$1.89	$1,000.00	$1,023.21	$1.88	0.37%
SA Allocation Balanced#
Class 1	$1,000.00	$1,036.90	$0.66	$1,000.00	$1,024.42	$0.66	0.13%
Class 3	$1,000.00	$1,035.02	$1.94	$1,000.00	$1,023.16	$1.93	0.38%

*  Expenses are equal to each Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2021" and "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2021" and the "Annualized Expense Ratio" would have been lower.

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited)

Industry Allocation*
Computer Software	8.5%
Uniform Mtg. Backed Securities	6.9
Internet Content-Entertainment	6.9
Enterprise Software/Service	5.9
Diversified Financial Services	5.5
United States Treasury Notes	5.1
Internet Application Software	3.9
Commercial Services-Finance	3.9
E-Commerce/Products	3.8
United States Treasury Bonds	3.7
E-Commerce/Services	3.4
Government National Mtg. Assoc.	2.5
Medical Instruments	2.4
Medical-Biomedical/Gene	2.3
Registered Investment Companies	2.3
Communications Software	1.9
Semiconductor Equipment	1.8
Real Estate Investment Trusts	1.7
Banks-Commercial	1.5
Internet Content-Information/News	1.5
Aerospace/Defense-Equipment	1.4
Entertainment Software	1.4
Diagnostic Equipment	1.4
Retail-Discount	1.3
Applications Software	1.3
Diversified Banking Institutions	1.2
Medical-Drugs	1.1
Data Processing/Management	0.9
Federal National Mtg. Assoc.	0.9
Repurchase Agreements	0.9
Retail-Apparel/Shoe	0.7
Sovereign	0.7
Oil Companies-Exploration & Production	0.7
Electric-Integrated	0.7
Electronic Components-Semiconductors	0.7
Medical Products	0.6
Municipal Bonds & Notes	0.5
Electronic Components-Misc.	0.5
Rental Auto/Equipment	0.5
Cable/Satellite TV	0.4
Building & Construction-Misc.	0.4
Federal Home Loan Mtg. Corp.	0.4
Finance-Other Services	0.4
Building-Residential/Commercial	0.4
Savings & Loans/Thrifts	0.3
Human Resources	0.3
Investment Management/Advisor Services	0.3
Building-Heavy Construction	0.3
Telephone-Integrated	0.3
Chemicals-Specialty	0.3
Networking Products	0.3
Food-Misc./Diversified	0.2
Banks-Super Regional	0.2
Oil-Field Services	0.2
Distribution/Wholesale	0.2
Medical Labs & Testing Services	0.2
Insurance-Life/Health	0.2
Retail-Restaurants	0.2
E-Services/Consulting	0.2
Medical-HMO	0.2
Apparel Manufacturers	0.2%
Satellite Telecom	0.2
Cellular Telecom	0.2
Pastoral & Agricultural	0.2
Pharmacy Services	0.2
Medical Information Systems	0.2
Building & Construction Products-Misc.	0.2
Computer Services	0.2
Water	0.2
Home Furnishings	0.2
Retail-Regional Department Stores	0.2
Energy-Alternate Sources	0.2
Consulting Services	0.2
Transport-Truck	0.2
Pipelines	0.2
Insurance Brokers	0.2
Computers	0.2
Television	0.2
Medical-Hospitals	0.2
Therapeutics	0.2
Gas-Distribution	0.2
Oil Companies-Integrated	0.2
Finance-Consumer Loans	0.1
Diversified Manufacturing Operations	0.1
Airlines	0.1
Auto-Cars/Light Trucks	0.1
Computers-Integrated Systems	0.1
Machinery-General Industrial	0.1
Medical-Wholesale Drug Distribution	0.1
Office Automation & Equipment	0.1
Auto/Truck Parts & Equipment-Original	0.1
Containers-Metal/Glass	0.1
Insurance-Property/Casualty	0.1
Machinery-Electrical	0.1
Retail-Petroleum Products	0.1
Gold Mining	0.1
Hazardous Waste Disposal	0.1
Aerospace/Defense	0.1
Building-Maintenance & Services	0.1
Vitamins & Nutrition Products	0.1
Insurance-Reinsurance	0.1
Chemicals-Diversified	0.1
Financial Guarantee Insurance	0.1
Paper & Related Products	0.1
Travel Services	0.1
Electric-Distribution	0.1
Optical Supplies	0.1
Environmental Consulting & Engineering	0.1
Motion Pictures & Services	0.1
Telecom Services	0.1
Office Furnishings-Original	0.1
Brewery	0.1
Resorts/Theme Parks	0.1
Metal-Aluminum	0.1
Casino Hotels	0.1
Retail-Automobile	0.1
Transactional Software	0.1
Steel-Producers	0.1
Funeral Services & Related Items	0.1
Retail-Sporting Goods	0.1

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited) (continued)

Industry Allocation* (continued)
Tobacco	0.1%
Transport-Services	0.1
Coal	0.1
Auto-Truck Trailers	0.1
Drug Delivery Systems	0.1
Medical-Outpatient/Home Medical	0.1
Semiconductor Components-Integrated Circuits	0.1
Building Products-Wood	0.1
E-Marketing/Info	0.1
Finance-Mortgage Loan/Banker	0.1
Finance-Investment Banker/Broker	0.1
Options Purchased	0.1
Commercial Services	0.1
Transport-Rail	0.1
Theaters	0.1
Machinery-Pumps	0.1
Trucking/Leasing	0.1
Food-Wholesale/Distribution	0.1
Music	0.1
Multilevel Direct Selling	0.1
Real Estate Management/Services	0.1
Drug Detection Systems	0.1
109.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 71.4%
Advanced Materials — 0.0%
Materion Corp.	130	$8,923
Advertising Services — 0.0%
National CineMedia, Inc.	1,675	5,963
Aerospace/Defense — 0.0%
AeroVironment, Inc.†	125	10,790
Aerospace/Defense-Equipment — 1.4%
AAR Corp.†	375	12,161
Astronics Corp.†	1,250	17,575
Barnes Group, Inc.	175	7,303
HEICO Corp., Class A	6,052	716,738
Moog, Inc., Class A	100	7,623
		761,400
Agricultural Operations — 0.0%
Andersons, Inc.	50	1,542
Airlines — 0.1%
Allegiant Travel Co.†	100	19,548
SkyWest, Inc.†	1,125	55,507
		75,055
Apparel Manufacturers — 0.1%
Deckers Outdoor Corp.†	125	45,025
Appliances — 0.0%
Traeger, Inc.†	254	5,316
Applications Software — 1.2%
Alkami Technology, Inc.†	121	2,986
Appfolio, Inc., Class A†	600	72,240
DigitalOcean Holdings, Inc.†	576	44,715
JFrog, Ltd.†	125	4,188
ServiceNow, Inc.†	746	464,213
Sprout Social, Inc., Class A†	360	43,902
		632,244
Auto-Truck Trailers — 0.1%
Wabash National Corp.	2,500	37,825
Auto/Truck Parts & Equipment-Original — 0.1%
Dana, Inc.	1,650	36,696
Lear Corp.	100	15,648
Meritor, Inc.†	600	12,786
		65,130
Auto/Truck Parts & Equipment-Replacement — 0.0%
Douglas Dynamics, Inc.	457	16,589
Banks-Commercial — 1.5%
1st Source Corp.	175	8,267
Atlantic Union Bankshares Corp.	141	5,196
BancorpSouth Bank	725	21,590
Banner Corp.	575	31,746
Business First Bancshares, Inc.	18	421
Cadence BanCorp	2,400	52,704
Cathay General Bancorp	975	40,355
Central Pacific Financial Corp.	900	23,112
CIT Group, Inc.	525	27,274
Columbia Banking System, Inc.	925	35,141
ConnectOne Bancorp, Inc.	150	4,502
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
CVB Financial Corp.	1,300	$26,481
Eastern Bankshares, Inc.	4,075	82,722
Enterprise Financial Services Corp.	175	7,924
Equity Bancshares, Inc., Class A	325	10,848
Financial Institutions, Inc.	72	2,207
First Bancshares, Inc.	75	2,909
First Commonwealth Financial Corp.	1,200	16,356
First Community Bankshares, Inc.	75	2,379
First Hawaiian, Inc.	400	11,740
First Merchants Corp.	700	29,288
Glacier Bancorp, Inc.	148	8,192
Great Western Bancorp, Inc.	1,100	36,014
HarborOne Bancorp, Inc.	325	4,563
Home BancShares, Inc.	450	10,589
HomeStreet, Inc.	425	17,489
Hope Bancorp, Inc.	2,855	41,226
Independent Bank Corp.	350	7,518
Merchants Bancorp	2	79
Nicolet Bankshares, Inc.†	25	1,855
Old National Bancorp	2,075	35,171
Pinnacle Financial Partners, Inc.	300	28,224
Premier Financial Corp.	125	3,980
QCR Holdings, Inc.	60	3,086
Simmons First National Corp., Class A	925	27,343
Trustmark Corp.	1,050	33,831
UMB Financial Corp.	275	26,595
Webster Financial Corp.	525	28,591
Westamerica BanCorp	350	19,691
		777,199
Banks-Super Regional — 0.0%
Independent Bank Group, Inc.	145	10,301
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	900	10,962
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	50	3,483
Louisiana-Pacific Corp.	420	25,775
		29,258
Building & Construction-Misc. — 0.4%
Comfort Systems USA, Inc.	875	62,405
EMCOR Group, Inc.	625	72,112
MYR Group, Inc.†	250	24,875
TopBuild Corp.†	270	55,299
		214,691
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc.†	825	12,053
Masonite International Corp.†	50	5,307
		17,360
Building Products-Wood — 0.1%
Boise Cascade Co.	200	10,796
UFP Industries, Inc.	360	24,473
		35,269

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Heavy Construction — 0.3%
Arcosa, Inc.	425	$21,322
MasTec, Inc.†	960	82,829
Primoris Services Corp.	1,550	37,960
Southwest Gas Holdings, Inc.	175	11,704
		153,815
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	1,250	56,262
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	25	1,811
Building-Residential/Commercial — 0.3%
Meritage Homes Corp.†	100	9,700
Tri Pointe Homes, Inc.†	5,800	121,916
		131,616
Casino Hotels — 0.1%
Boyd Gaming Corp.†	675	42,700
Chemicals-Diversified — 0.1%
Koppers Holdings, Inc.†	327	10,222
Orion Engineered Carbons SA†	750	13,672
Stepan Co.	85	9,600
		33,494
Chemicals-Specialty — 0.3%
Cabot Corp.	100	5,012
Ecovyst, Inc.	350	4,081
H.B. Fuller Co.	275	17,754
Ingevity Corp.†	365	26,050
Minerals Technologies, Inc.	325	22,698
Tronox Holdings PLC, Class A	1,475	36,359
Zymergen, Inc.†	1,575	20,743
		132,697
Circuit Boards — 0.0%
TTM Technologies, Inc.†	1,100	13,827
Coal — 0.1%
Arch Resources, Inc.†	220	20,405
SunCoke Energy, Inc.	1,800	11,304
Warrior Met Coal, Inc.	275	6,399
		38,108
Commercial Services — 0.1%
LiveRamp Holdings, Inc.†	400	18,892
Medifast, Inc.	50	9,632
SP Plus Corp.†	79	2,423
		30,947
Commercial Services-Finance — 3.8%
Adyen NV†*	169	469,915
EVERTEC, Inc.	575	26,289
HealthEquity, Inc.†	225	14,571
Marathon Digital Holdings, Inc.†	325	10,264
Riot Blockchain, Inc.†	300	7,710
Square, Inc., Class A†	6,092	1,461,105
		1,989,854
Communications Software — 1.9%
Avaya Holdings Corp.†	1,400	27,706
Security Description	Shares	Value (Note 2)
Communications Software (continued)
Zoom Video Communications, Inc., Class A†	3,614	$945,061
		972,767
Computer Data Security — 0.0%
Qualys, Inc.†	55	6,121
SecureWorks Corp., Class A†	850	16,898
		23,019
Computer Services — 0.1%
CACI International, Inc., Class A†	100	26,210
Insight Enterprises, Inc.†	75	6,756
KBR, Inc.	275	10,835
		43,801
Computer Software — 8.5%
Box, Inc., Class A†	1,125	26,629
Datadog, Inc., Class A†	5,474	773,750
Envestnet, Inc.†	25	2,006
Snowflake, Inc., Class A†	5,185	1,568,099
Twilio, Inc., Class A†	4,229	1,349,262
ZoomInfo Technologies, Inc., Class A†	12,561	768,608
		4,488,354
Computers-Integrated Systems — 0.1%
Diebold Nixdorf, Inc.†	650	6,571
NetScout Systems, Inc.†	2,500	67,375
		73,946
Consulting Services — 0.1%
Huron Consulting Group, Inc.†	625	32,500
Kelly Services, Inc., Class A	1,550	29,264
		61,764
Consumer Products-Misc. — 0.0%
Central Garden & Pet Co., Class A†	225	9,675
Quanex Building Products Corp.	550	11,775
		21,450
Containers-Metal/Glass — 0.0%
Greif, Inc., Class A	355	22,933
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	395	7,521
Cosmetics & Toiletries — 0.0%
Honest Co., Inc.†	707	7,339
Data Processing/Management — 0.9%
CommVault Systems, Inc.†	550	41,420
CSG Systems International, Inc.	115	5,543
DocuSign, Inc.†	1,716	441,750
		488,713
Diagnostic Equipment — 1.4%
Adaptive Biotechnologies Corp.†	200	6,798
Danaher Corp.	2,393	728,525
		735,323
Distribution/Wholesale — 0.2%
Avient Corp.	725	33,604
G-III Apparel Group, Ltd.†	425	12,028

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
ScanSource, Inc.†	1,550	$53,924
Veritiv Corp.†	200	17,912
		117,468
Diversified Manufacturing Operations — 0.1%
EnPro Industries, Inc.	225	19,602
Fabrinet†	325	33,316
		52,918
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	5,075	18,321
Heron Therapeutics, Inc.†	1,775	18,974
		37,295
Drug Detection Systems — 0.1%
Rapid Micro Biosystems, Inc., Class A†	1,261	23,291
E-Commerce/Products — 3.8%
Amazon.com, Inc.†	217	712,854
Chewy, Inc., Class A†	3,512	239,202
Farfetch, Ltd., Class A†	10,083	377,911
Wayfair, Inc., Class A†	2,592	662,282
		1,992,249
E-Commerce/Services — 3.3%
Airbnb, Inc., Class A†	2,885	483,959
EverQuote, Inc., Class A†	200	3,726
Match Group, Inc.†	2,808	440,828
Stamps.com, Inc.†	175	57,713
Uber Technologies, Inc.†	16,470	737,856
Upwork, Inc.†	600	27,018
		1,751,100
E-Marketing/Info — 0.1%
QuinStreet, Inc.†	1,900	33,364
E-Services/Consulting — 0.2%
Perficient, Inc.†	925	107,022
Electric-Distribution — 0.0%
Via Renewables, Inc.	900	9,171
Electric-Integrated — 0.1%
Black Hills Corp.	250	15,690
IDACORP, Inc.	50	5,169
PNM Resources, Inc.	250	12,370
Portland General Electric Co.	550	25,844
		59,073
Electronic Components-Misc. — 0.5%
Atkore, Inc.†	1,150	99,958
Benchmark Electronics, Inc.	1,175	31,384
Kimball Electronics, Inc.†	225	5,798
Knowles Corp.†	1,400	26,236
OSI Systems, Inc.†	545	51,666
Sanmina Corp.†	425	16,380
Vishay Intertechnology, Inc.	1,475	29,633
		261,055
Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors — 0.4%
Amkor Technology, Inc.	750	$18,712
MACOM Technology Solutions Holdings, Inc.†	150	9,731
Rambus, Inc.†	1,950	43,290
Silicon Laboratories, Inc.†	200	28,032
SMART Global Holdings, Inc.†	1,975	87,887
		187,652
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	900	6,417
Green Plains, Inc.†	450	14,693
Renewable Energy Group, Inc.†	240	12,048
REX American Resources Corp.†	115	9,185
SunPower Corp.†	450	10,206
Sunrun, Inc.†	825	36,300
		88,849
Enterprise Software/Service — 5.8%
ACI Worldwide, Inc.†	1,275	39,181
American Software, Inc., Class A	1,350	32,063
Avalara, Inc.†	1,825	318,955
Blackline, Inc.†	60	7,084
Coupa Software, Inc.†	1,996	437,483
Donnelley Financial Solutions, Inc.†	400	13,848
eGain Corp.†	3,046	31,069
Evolent Health, Inc., Class A†	1,900	58,900
ManTech International Corp., Class A	1,235	93,761
Momentive Global, Inc.†	2,325	45,570
Paycor HCM, Inc.†	575	20,217
SPS Commerce, Inc.†	30	4,839
Veeva Systems, Inc., Class A†	4,721	1,360,451
Workday, Inc., Class A†	1,868	466,795
Workiva, Inc.†	790	111,358
		3,041,574
Entertainment Software — 1.4%
ROBLOX Corp., Class A†	9,971	753,309
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	355	53,016
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	25	14,633
Finance-Commercial — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	400	21,392
Finance-Consumer Loans — 0.1%
EZCORP, Inc., Class A†	375	2,839
Navient Corp.	2,200	43,406
Nelnet, Inc., Class A	50	3,962
Regional Management Corp.	175	10,181
		60,388
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A	550	18,870
Houlihan Lokey, Inc.	25	2,303
Piper Sandler Cos.	75	10,384
		31,557

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Mortgage Loan/Banker — 0.1%
Mr. Cooper Group, Inc.†	275	$11,322
PennyMac Financial Services, Inc.	350	21,395
		32,717
Finance-Other Services — 0.3%
Coinbase Global, Inc., Class A†	585	133,076
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.	1,100	16,456
NMI Holdings, Inc., Class A†	300	6,783
Radian Group, Inc.	1,375	31,240
		54,479
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	325	15,672
Food-Catering — 0.0%
Healthcare Services Group, Inc.	575	14,369
Food-Misc./Diversified — 0.2%
BellRing Brands, Inc., Class A†	3,125	96,094
John B. Sanfilippo & Son, Inc.	200	16,344
		112,438
Food-Retail — 0.0%
Sprouts Farmers Market, Inc.†	950	22,011
Food-Wholesale/Distribution — 0.1%
Performance Food Group Co.†	531	24,670
SpartanNash Co.	75	1,643
		26,313
Gas-Distribution — 0.1%
New Jersey Resources Corp.	200	6,962
Northwest Natural Holding Co.	225	10,348
ONE Gas, Inc.	250	15,842
		33,152
Gold Mining — 0.1%
Royal Gold, Inc.	638	60,923
Hazardous Waste Disposal — 0.0%
Heritage-Crystal Clean, Inc.†	225	6,521
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	350	8,295
Herman Miller, Inc.	825	31,069
Hooker Furniture Corp.	200	5,398
Sleep Number Corp.†	475	44,403
		89,165
Human Resources — 0.3%
Barrett Business Services, Inc.	125	9,533
Cross Country Healthcare, Inc.†	3,450	73,278
Heidrick & Struggles International, Inc.	75	3,347
Kforce, Inc.	475	28,329
Korn Ferry	325	23,517
TrueBlue, Inc.†	1,175	31,819
		169,823
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	325	9,165
Security Description	Shares	Value (Note 2)
Independent Power Producers (continued)
Clearway Energy, Inc., Class C	75	$2,270
		11,435
Insurance-Life/Health — 0.1%
American Equity Investment Life Holding Co.	475	14,046
CNO Financial Group, Inc.	700	16,478
Primerica, Inc.	75	11,522
		42,046
Insurance-Property/Casualty — 0.1%
Employers Holdings, Inc.	100	3,949
First American Financial Corp.	125	8,381
Heritage Insurance Holdings, Inc.	75	511
James River Group Holdings, Ltd.	100	3,773
Kinsale Capital Group, Inc.	65	10,511
RLI Corp.	150	15,040
Selective Insurance Group, Inc.	140	10,574
Stewart Information Services Corp.	175	11,071
		63,810
Insurance-Reinsurance — 0.1%
Argo Group International Holdings, Ltd.	315	16,449
Essent Group, Ltd.	875	38,509
		54,958
Internet Application Software — 3.9%
Okta, Inc.†	1,864	442,402
Shopify, Inc., Class A†	1,203	1,631,003
		2,073,405
Internet Content-Entertainment — 6.9%
Facebook, Inc., Class A†	1,239	420,504
Pinterest, Inc., Class A†	5,094	259,539
Snap, Inc., Class A†	13,838	1,022,213
Spotify Technology SA†	1,981	446,399
Twitter, Inc.†	24,401	1,473,576
		3,622,231
Internet Content-Information/News — 1.5%
IAC/InterActiveCorp†	4,073	530,671
Vimeo, Inc.†	6,612	194,195
Yelp, Inc.†	1,000	37,240
		762,106
Investment Management/Advisor Services — 0.3%
Artisan Partners Asset Management, Inc., Class A	100	4,892
AssetMark Financial Holdings, Inc.†	75	1,865
Blucora, Inc.†	1,450	22,606
BrightSphere Investment Group, Inc.	875	22,864
Cohen & Steers, Inc.	75	6,283
Federated Hermes, Inc.	450	14,625
Focus Financial Partners, Inc., Class A†	625	32,731

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
Stifel Financial Corp.	397	$26,980
Virtus Investment Partners, Inc.	110	34,135
		166,981
Machinery-Construction & Mining — 0.0%
Manitowoc Co, Inc.†	725	15,530
Machinery-Electrical — 0.1%
Argan, Inc.	949	41,443
Bloom Energy Corp., Class A†	1,075	20,124
		61,567
Machinery-General Industrial — 0.1%
Altra Industrial Motion Corp.	650	35,977
Kadant, Inc.	125	25,513
		61,490
Machinery-Pumps — 0.1%
SPX FLOW, Inc.	375	27,412
Machinery-Thermal Process — 0.0%
Thermon Group Holdings, Inc.†	325	5,626
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	6,325	84,565
Apollo Medical Holdings, Inc.†	125	11,381
		95,946
Medical Instruments — 2.3%
AngioDynamics, Inc.†	1,025	26,588
Intuitive Surgical, Inc.†	1,020	1,014,033
Natus Medical, Inc.†	875	21,945
NuVasive, Inc.†	2,175	130,174
		1,192,740
Medical Labs & Testing Services — 0.2%
LifeStance Health Group, Inc.†	2,250	32,625
Medpace Holdings, Inc.†	215	40,695
OPKO Health, Inc.†	4,675	17,064
Personalis, Inc.†	1,300	25,012
		115,396
Medical Products — 0.5%
Accuray, Inc.†	4,400	17,380
Bioventus, Inc., Class A†	1,000	14,160
Cardiovascular Systems, Inc.†	2,575	84,537
Inspire Medical Systems, Inc.†	25	5,822
Integer Holdings Corp.†	620	55,391
LivaNova PLC†	325	25,737
SeaSpine Holdings Corp.†	200	3,146
SmileDirectClub, Inc.†	3,541	18,838
Zynex, Inc.†	1,525	17,370
		242,381
Medical-Biomedical/Gene — 2.3%
ACADIA Pharmaceuticals, Inc.†	550	9,136
Alder Biopharmaceuticals, Inc. CVR†(1)	1,325	1,166
Amicus Therapeutics, Inc.†	4,150	39,632
Arena Pharmaceuticals, Inc.†	1,135	67,589
Atara Biotherapeutics, Inc.†	3,025	54,147
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Biohaven Pharmaceutical Holding Co., Ltd.†	50	$6,946
Black Diamond Therapeutics, Inc.†	1,825	15,439
Bluebird Bio, Inc.†	162	3,096
Bridgebio Pharma, Inc.†	300	14,061
CytomX Therapeutics, Inc.†	2,700	13,743
Decibel Therapeutics, Inc.†	26	200
Dicerna Pharmaceuticals, Inc.†	725	14,616
Eiger BioPharmaceuticals, Inc.†	950	6,346
Emergent BioSolutions, Inc.†	75	3,755
Esperion Therapeutics, Inc.†	125	1,506
Homology Medicines, Inc.†	250	1,968
Insmed, Inc.†	1,100	30,294
Intercept Pharmaceuticals, Inc.†	1,650	24,502
Ligand Pharmaceuticals, Inc.†	225	31,347
Myriad Genetics, Inc.†	700	22,603
Puma Biotechnology, Inc.†	1,250	8,763
REGENXBIO, Inc.†	850	35,632
Royalty Pharma PLC, Class A	18,359	663,494
Sana Biotechnology, Inc.†	13	293
Sensei Biotherapeutics, Inc.†	1,450	15,254
Sigilon Therapeutics, Inc.†	950	5,368
Sutro Biopharma, Inc.†	150	2,834
TG Therapeutics, Inc.†	600	19,968
Travere Therapeutics, Inc.†	700	16,975
Turning Point Therapeutics, Inc.†	140	9,300
UroGen Pharma, Ltd.†	500	8,410
WaVe Life Sciences, Ltd.†	1,575	7,718
Xencor, Inc.†	1,600	52,256
Y-mAbs Therapeutics, Inc.†	50	1,427
		1,209,784
Medical-Drugs — 0.8%
Amphastar Pharmaceuticals, Inc.†	1,225	23,287
Athenex, Inc.†	875	2,634
Catalyst Pharmaceuticals, Inc.†	6,975	36,967
Coherus Biosciences, Inc.†	4,400	70,708
Corcept Therapeutics, Inc.†	3,550	69,864
Eagle Pharmaceuticals, Inc.†	950	52,991
Fulcrum Therapeutics, Inc.†	1,198	33,796
Gritstone Oncology, Inc.†	150	1,620
Harpoon Therapeutics, Inc.†	1,882	14,868
Landos Biopharma, Inc.†	1,095	15,987
Lannett Co., Inc.†	3,400	10,200
Madrigal Pharmaceuticals, Inc.†	250	19,948
Marinus Pharmaceuticals, Inc.†	2,719	30,942
Vanda Pharmaceuticals, Inc.†	2,950	50,563
		434,375
Medical-Generic Drugs — 0.0%
Amneal Pharmaceuticals, Inc.†	2,925	15,619
Arvinas, Inc.†	25	2,055
		17,674
Medical-HMO — 0.0%
Tivity Health, Inc.†	150	3,459

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Hospitals — 0.1%
Tenet Healthcare Corp.†	775	$51,491
Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	25	1,872
Medical-Outpatient/Home Medical — 0.1%
LHC Group, Inc.†	205	32,167
ModivCare, Inc.†	25	4,540
		36,707
Medical-Wholesale Drug Distribution — 0.1%
AdaptHealth Corp.†	1,975	45,998
Owens & Minor, Inc.	725	22,685
		68,683
Metal Processors & Fabrication — 0.0%
AZZ, Inc.	150	7,980
Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	25	1,318
Metal-Aluminum — 0.1%
Alcoa Corp.†	450	22,023
Arconic Corp.†	550	17,347
Kaiser Aluminum Corp.	100	10,896
		50,266
Motion Pictures & Services — 0.1%
Lions Gate Entertainment Corp., Class A†	3,675	52,148
Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	640	25,901
Networking Products — 0.2%
A10 Networks, Inc.†	3,275	44,147
Extreme Networks, Inc.†	3,625	35,706
		79,853
Office Furnishings-Original — 0.1%
HNI Corp.	675	24,786
Steelcase, Inc., Class A	2,125	26,945
		51,731
Office Supplies & Forms — 0.0%
ACCO Brands Corp.	1,501	12,894
Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	1,350	12,150
Oil Companies-Exploration & Production — 0.5%
Antero Resources Corp.†	2,005	37,714
CNX Resources Corp.†	2,125	26,818
Falcon Minerals Corp.	200	940
Magnolia Oil & Gas Corp., Class A	2,125	37,804
Matador Resources Co.	175	6,657
Oasis Petroleum, Inc.	110	10,936
Ovintiv, Inc.	2,350	77,268
PDC Energy, Inc.	1,075	50,944
Range Resources Corp.†	1,475	33,379
		282,460
Oil Refining & Marketing — 0.0%
Delek US Holdings, Inc.†	375	6,739
Security Description	Shares	Value (Note 2)
Oil-Field Services — 0.2%
ChampionX Corp.†	275	$6,149
Matrix Service Co.†	1,745	18,253
MRC Global, Inc.†	2,025	14,863
National Energy Services Reunited Corp.†	450	5,634
NexTier Oilfield Solutions, Inc.†	2,925	13,455
NOW, Inc.†	4,875	37,294
Oceaneering International, Inc.†	225	2,997
Oil States International, Inc.†	850	5,431
ProPetro Holding Corp.†	1,075	9,299
Select Energy Services, Inc., Class A†	475	2,465
		115,840
Optical Supplies — 0.1%
STAAR Surgical Co.†	415	53,340
Paper & Related Products — 0.1%
Domtar Corp.†	75	4,091
Glatfelter Corp.	1,250	17,625
Neenah, Inc.	125	5,826
Verso Corp., Class A	600	12,450
		39,992
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	1,350	97,065
Pharmacy Services — 0.1%
Option Care Health, Inc.†	1,675	40,635
Power Converter/Supply Equipment — 0.0%
Powell Industries, Inc.	475	11,671
Printing-Commercial — 0.0%
Ennis, Inc.	1,000	18,850
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	1,525	20,481
Real Estate Investment Trusts — 1.5%
Agree Realty Corp.	365	24,174
Alexander & Baldwin, Inc.	509	11,931
American Assets Trust, Inc.	175	6,549
American Finance Trust, Inc.	400	3,216
Americold Realty Trust	375	10,894
Apple Hospitality REIT, Inc.	1,100	17,303
Ares Commercial Real Estate Corp.	400	6,032
Blackstone Mtg. Trust, Inc., Class A	475	14,402
Broadstone Net Lease, Inc.	625	15,506
CareTrust REIT, Inc.	575	11,684
CatchMark Timber Trust, Inc., Class A	450	5,342
Centerspace	110	10,395
Chatham Lodging Trust†	125	1,531
City Office REIT, Inc.	625	11,162
Community Healthcare Trust, Inc.	200	9,038
Corporate Office Properties Trust	600	16,188
DiamondRock Hospitality Co.†	1,225	11,576
DigitalBridge Group, Inc.†	1,475	8,894

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Easterly Government Properties, Inc.	300	$6,198
Ellington Financial, Inc.	775	14,175
Equity LifeStyle Properties, Inc.	50	3,905
Essential Properties Realty Trust, Inc.	350	9,772
First Industrial Realty Trust, Inc.	375	19,530
Four Corners Property Trust, Inc.	775	20,816
Getty Realty Corp.	625	18,319
Gladstone Commercial Corp.	600	12,618
Global Medical REIT, Inc.	75	1,103
Global Net Lease, Inc.	325	5,207
Granite Point Mtg. Trust, Inc.	175	2,305
Great Ajax Corp.	50	675
Healthcare Realty Trust, Inc.	490	14,592
Highwoods Properties, Inc.	125	5,483
Independence Realty Trust, Inc.	650	13,227
Innovative Industrial Properties, Inc.	40	9,247
Kite Realty Group Trust	750	15,270
KKR Real Estate Finance Trust, Inc.	1,100	23,210
Ladder Capital Corp.	1,175	12,984
Lexington Realty Trust	1,050	13,387
MFA Financial, Inc.	900	4,113
National Storage Affiliates Trust	565	29,826
PennyMac Mtg. Investment Trust	1,275	25,105
Phillips Edison & Co., Inc.	250	7,678
Physicians Realty Trust	725	12,774
Piedmont Office Realty Trust, Inc., Class A	725	12,637
Plymouth Industrial REIT, Inc.	700	15,925
PotlatchDeltic Corp.	335	17,279
Ready Capital Corp.	225	3,247
Redwood Trust, Inc.	2,250	29,002
Retail Opportunity Investments Corp.	350	6,097
Retail Properties of America, Inc., Class A	650	8,372
Ryman Hospitality Properties, Inc.†	190	15,903
Sabra Health Care REIT, Inc.	1,325	19,504
SITE Centers Corp.	475	7,334
STAG Industrial, Inc.	965	37,876
Summit Hotel Properties, Inc.†	250	2,408
Sunstone Hotel Investors, Inc.†	2,300	27,462
Terreno Realty Corp.	475	30,034
TPG RE Finance Trust, Inc.	675	8,357
UMH Properties, Inc.	375	8,587
Xenia Hotels & Resorts, Inc.†	1,025	18,183
		765,543
Real Estate Management/Services — 0.1%
Realogy Holdings Corp.†	1,425	24,994
Real Estate Operations & Development — 0.0%
Kennedy-Wilson Holdings, Inc.	450	9,414
Security Description	Shares	Value (Note 2)
Rental Auto/Equipment — 0.4%
Herc Holdings, Inc.†	1,090	$178,172
PROG Holdings, Inc.	925	38,859
		217,031
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	325	51,132
Retail-Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A†	1,300	48,919
Children's Place, Inc.†	150	11,289
Guess?, Inc.	700	14,707
Lululemon Athletica, Inc.†	736	297,859
Winmark Corp.	50	10,752
		383,526
Retail-Automobile — 0.1%
Group 1 Automotive, Inc.	50	9,394
Lithia Motors, Inc.	25	7,926
Rush Enterprises, Inc., Class A	175	7,903
Sonic Automotive, Inc., Class A	425	22,329
		47,552
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	575	9,933
Retail-Discount — 1.3%
Costco Wholesale Corp.	1,550	696,492
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	210	16,582
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	175	15,313
Retail-Petroleum Products — 0.1%
Murphy USA, Inc.	365	61,050
Retail-Regional Department Stores — 0.2%
Dillard's, Inc., Class A	250	43,130
Macy's, Inc.	2,025	45,765
		88,895
Retail-Restaurants — 0.1%
Bloomin' Brands, Inc.†	1,800	45,000
Del Taco Restaurants, Inc.	2,425	21,170
		66,170
Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.	225	15,916
Zumiez, Inc.†	625	24,850
		40,766
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	158	2,797
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	125	2,446
Trinseo SA	300	16,194
		18,640
Satellite Telecom — 0.2%
EchoStar Corp., Class A†	1,804	46,020
Gogo, Inc.†	3,150	54,495
		100,515

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Savings & Loans/Thrifts — 0.3%
Axos Financial, Inc.†	500	$25,770
Brookline Bancorp, Inc.	1,050	16,023
Flushing Financial Corp.	250	5,650
HomeTrust Bancshares, Inc.	400	11,192
Investors Bancorp, Inc.	800	12,088
Meridian Bancorp, Inc.	1,750	36,330
Northfield Bancorp, Inc.	1,650	28,314
People's United Financial, Inc.	398	6,953
Washington Federal, Inc.	975	33,452
		175,772
Schools — 0.0%
Coursera, Inc.†	170	5,381
Security Services — 0.0%
Brink's Co.	150	9,495
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	150	12,353
Semiconductor Equipment — 1.8%
ASML Holding NV	1,236	920,956
Cohu, Inc.†	950	30,343
Veeco Instruments, Inc.†	900	19,989
		971,288
Software Tools — 0.0%
Digital Turbine, Inc.†	250	17,187
Steel Pipe & Tube — 0.0%
Advanced Drainage Systems, Inc.	85	9,194
Steel-Producers — 0.1%
Cleveland-Cliffs, Inc.†	900	17,829
Commercial Metals Co.	750	22,845
United States Steel Corp.	175	3,845
		44,519
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.†	850	14,136
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.†	388	3,566
Vonage Holdings Corp.†	3,000	48,360
		51,926
Telecommunication Equipment — 0.0%
ADTRAN, Inc.	450	8,442
Television — 0.2%
AMC Networks, Inc., Class A†	775	36,107
Sinclair Broadcast Group, Inc., Class A	1,350	42,768
		78,875
Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A†	600	22,836
Cinemark Holdings, Inc.†	375	7,204
		30,040
Therapeutics — 0.2%
Akebia Therapeutics, Inc.†	6,550	18,864
Security Description	Shares/ Principal Amount(14)	Value (Note 2)
Therapeutics (continued)
Flexion Therapeutics, Inc.†	1,250	$7,625
Sarepta Therapeutics, Inc.†	550	50,864
		77,353
Transport-Marine — 0.0%
Costamare, Inc.	575	8,907
Dorian LPG, Ltd.	494	6,130
		15,037
Transport-Services — 0.1%
Echo Global Logistics, Inc.†	502	23,950
Hub Group, Inc., Class A†	225	15,469
		39,419
Transport-Truck — 0.2%
ArcBest Corp.	945	77,273
Schneider National, Inc., Class B	175	3,979
Werner Enterprises, Inc.	125	5,534
		86,786
Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	17,500	54,075
Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	225	9,535
USANA Health Sciences, Inc.†	500	46,100
		55,635
Water — 0.2%
American States Water Co.	975	83,382
X-Ray Equipment — 0.0%
Varex Imaging Corp.†	325	9,165
Total Common Stocks (cost $28,993,682)		37,686,162
ASSET BACKED SECURITIES — 5.5%
Diversified Financial Services — 5.5%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.26% (1 ML+0.17%) due 01/25/2037(2)	$7	19
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	15,000	15,412
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(2)(4)	24,636	24,809
Angel Oak Mtg. Trust VRS Series 2021-5, Class A1 0.95% due 07/25/2066*(2)(4)	48,742	48,641
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(2)(4)	41,561	41,689
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(2)(4)	28,764	28,728
Angel Oak Mtg. Trust VRS Series 2021-3, Class A1 1.07% due 05/25/2066*(2)(4)	44,374	44,365

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Apidos CLO FRS Series 2015-21A, Class A1R 1.06% (3 ML+0.93%) due 07/18/2027*(3)	$132,414	$132,453
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.66% (1 ML+1.58%) due 10/25/2034	1,452	1,510
BANK VRS Series 2018-BN14, Class XA 0.66% due 09/15/2060(4)(5)(6)	967,853	26,775
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(4)(5)	35,000	39,039
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(4)	35,356	36,201
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(4)	33,004	33,324
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(4)	34,168	34,432
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(4)	35,987	36,702
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.83% due 02/25/2036(2)(4)	12,568	11,958
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.65% due 01/15/2051(4)(5)(6)	98,400	2,580
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.66% due 07/15/2051(4)(5)(6)	121,166	3,085
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.39% due 03/15/2062(4)(5)(6)	111,256	8,089
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.64% due 01/15/2054(4)(5)(6)	99,857	11,765
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(2)(7)	19,657	19,885
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(2)(4)	22,456	22,764
Citigroup Commercial Mtg. Trust Series 2015-GC29, Class A4 3.19% due 04/10/2048(5)	50,000	53,331
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(5)	50,000	54,557
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(5)	$20,000	$21,429
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.89% (1 Yr USTYCR+2.40%) due 03/25/2036(2)	6,124	6,141
Citigroup Mtg. Loan Trust, Inc. Series 2019-E, Class A1 3.23% due 11/25/2070*(7)	84,703	84,836
COLT Mtg. Loan Trust VRS Series 2021-2, Class A3 1.34% due 08/25/2066*(2)(4)	14,753	14,742
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(5)	35,000	37,300
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(5)	43,000	46,265
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(5)	41,358	43,864
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(5)	100,000	105,113
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(2)	4,348	3,068
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.88% due 06/15/2057(4)(5)(6)	294,458	6,476
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(5)	27,036	28,214
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(5)	40,000	42,429
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(5)	22,693	23,731
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	48,625	50,344
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	10,000	10,247
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	25,000	25,624
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	10,000	10,297
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(2)(4)	10,353	10,534

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Corp. Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(5)	$31,000	$33,086
GS Mtg. Securities Corp. Trust Series 2014-GC26, Class AAB 3.37% due 11/10/2047(5)	28,749	29,869
GS Mtg. Securities Corp. Trust VRS Series 2018-GS10, Class XA 0.47% due 07/10/2051(4)(5)(6)	989,069	21,626
GS Mtg. Securities Corp. Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(4)(5)	40,000	42,546
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.83% due 03/25/2047(2)(4)	2,768	2,171
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 2.96% due 01/25/2036(2)(4)	4,769	4,914
Honda Auto Receivables Owner Trust Series 2019-3, Class A3 1.78% due 08/15/2023	10,694	10,774
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.36% (1 ML+0.54%) due 05/25/2035(2)	6,086	6,092
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(5)	39,000	41,814
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(5)	60,000	63,928
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(5)	30,000	32,353
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(5)	10,000	10,401
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.16% due 12/25/2034(2)(4)	2,097	2,195
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(4)	28,481	28,943
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.12% due 12/15/2047(4)(5)(6)	61,973	1,554
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(2)	5,947	3,569
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
MortgageIT Trust FRS Series 2005-4, Class A1 0.64% (1 ML+0.28%) due 10/25/2035(2)	$9,354	$9,400
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.83% (1 ML + 0.75%) due 01/25/2048*(2)	36,463	36,517
New Residential Mtg. Loan Trust VRS Series 2021-NQ2R, Class A1 0.94% due 10/25/2058*(2)(4)	73,055	73,115
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.59% (1 ML+1.50%) due 06/25/2057*(2)	25,372	25,530
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(2)(4)	31,945	34,155
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(2)(4)	35,848	38,414
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(2)(4)	29,748	31,651
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(2)(4)	41,441	44,152
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.62% due 06/25/2036(2)(4)	16,359	14,470
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)(4)	2,928	3,006
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.19% (1 ML+0.10%) due 02/25/2037	7,690	4,694
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(7)	60,263	26,895
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.22% (1 ML+0.13%) due 05/25/2037	19,580	17,066
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 2.55% due 02/20/2047(2)(4)	11,239	10,248

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*	$30,000	$31,045
SG Residential Mtg. Trust VRS Series 2021-1, Class A1 1.16% due 07/25/2061*(2)(4)	47,637	47,561
Shackleton CLO, Ltd. FRS Series 2015-8A, Class A1R 1.05% (3 ML+0.92%) due 10/20/2027*(3)	189,856	189,993
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.34% (1 ML+0.25%) due 11/25/2036	50,000	48,454
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(4)	35,067	35,832
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(4)	38,167	38,905
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.34% (3 ML+1.17%) due 07/20/2032*(3)	250,000	249,937
Wells Fargo Commercial Mtg. Trust Series 2015-NXS1, Class ASB 2.93% due 05/15/2048(5)	28,471	29,231
Wells Fargo Commercial Mtg. Trust Series 2015-P2, Class A4 3.81% due 12/15/2048(5)	35,000	38,349
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	30,000	32,005
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.71% due 10/25/2036(2)(4)	3,030	2,982
Wendy's Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	49,875	50,267
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	10,000	10,144
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	20,000	20,474
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	35,000	37,486
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	36,000	38,672
Total Asset Backed Securities (cost $2,873,023)		2,909,252
Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 7.6%
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	$20,000	$21,200
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 5.04% due 05/01/2027	5,000	5,749
Boeing Co. Senior Notes 5.15% due 05/01/2030	15,000	17,568
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	5,000	6,493
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	10,000	11,010
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	5,000	6,043
		46,863
Aerospace/Defense-Equipment — 0.0%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	13,000	13,696
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	15,000	16,245
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	40,000	41,550
		57,795
Applications Software — 0.1%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	15,000	16,231
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	5,000	5,261
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	20,000	21,133
		42,625
Auto-Cars/Light Trucks — 0.1%
General Motors Co. Senior Notes 6.13% due 10/01/2025	30,000	35,139
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	10,000	9,871
General Motors Financial Co., Inc. Senior Notes 1.50% due 06/10/2026	30,000	29,815
		74,825

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	$15,000	$15,192
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	10,000	10,414
Banks-Super Regional — 0.2%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	10,000	10,396
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	15,000	15,713
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	10,000	10,412
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	55,000	58,920
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	15,000	16,034
		111,475
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	20,000	21,521
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	5,000	6,155
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	10,000	12,930
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	5,000	5,342
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	5,000	5,598
		51,546
Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	2,000	2,133
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	21,000	21,886
		24,019
Security Description	Principal Amount(14)	Value (Note 2)
Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	$16,000	$17,120
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	10,000	9,517
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	20,000	20,400
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	15,000	15,562
		62,599
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	14,000	16,227
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	10,000	11,259
		27,486
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	5,000	5,075
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	30,000	30,952
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	20,000	19,085
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	20,000	22,395
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,869
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	5,000	6,304

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	$7,000	$9,499
Comcast Corp. Company Guar. Notes 2.89% due 11/01/2051*	5,000	4,781
Comcast Corp. Company Guar. Notes 2.99% due 11/01/2063*	16,000	14,904
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	10,000	10,542
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	5,000	5,610
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	3,000	3,481
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	5,000	5,875
Cox Communications, Inc. Senior Notes 2.60% due 06/15/2031*	10,000	10,110
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	12,000	12,702
Sirius XM Radio, Inc. Company Guar. Notes 3.13% due 09/01/2026*	30,000	30,413
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	10,000	10,844
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	12,591
		221,032
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	5,000	5,105
Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	35,000	35,292
T-Mobile USA, Inc. Company Guar. Notes 3.38% due 04/15/2029*	10,000	10,432
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	10,000	10,770
T-Mobile USA, Inc. Company Guar. Notes 3.50% due 04/15/2031*	10,000	10,546
Security Description	Principal Amount(14)	Value (Note 2)
Cellular Telecom (continued)
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	$10,000	$11,059
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	5,000	5,816
		83,915
Chemicals-Diversified — 0.0%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	15,000	16,106
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	5,000	4,994
		21,100
Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	5,000	5,241
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	25,000	26,505
		31,746
Computer Services — 0.1%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	35,000	35,879
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	5,000	5,131
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	5,000	5,391
		46,401
Computers — 0.2%
Apple, Inc. Senior Notes 1.40% due 08/05/2028	30,000	29,505
Apple, Inc. Senior Notes 2.20% due 09/11/2029	25,000	25,716
Apple, Inc. Senior Notes 2.65% due 02/08/2051	15,000	14,319
Apple, Inc. Senior Notes 3.45% due 02/09/2045	5,000	5,524
HP, Inc. Senior Notes 2.20% due 06/17/2025	5,000	5,158
		80,222
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	5,000	5,063

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Consulting Services (continued)
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	$10,000	$10,292
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	10,000	10,500
		25,855
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	40,000	42,150
Containers-Paper/Plastic — 0.0%
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	20,000	21,650
Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	15,000	15,464
Diversified Banking Institutions — 1.2%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	10,000	10,450
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	10,000	10,109
Bank of America Corp. FRS Senior Notes 3.31% (3 ML+1.24%) due 04/22/2042	15,000	15,747
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	45,000	48,064
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	30,000	35,414
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	15,000	18,671
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	15,000	15,023
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	5,000	5,051
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	55,000	58,416
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	20,000	21,950
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	5,000	5,599
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	$10,000	$11,535
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	5,000	4,811
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	20,000	19,796
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	30,000	30,307
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	15,000	15,290
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	33,173
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	5,000	5,065
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	10,000	10,386
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	5,000	5,148
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	5,066
JPMorgan Chase & Co. Senior Notes 3.16% due 04/22/2042	20,000	20,720
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	15,000	15,842
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	40,000	43,536
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	15,000	16,550
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	15,000	15,852
Morgan Stanley Senior Notes 1.59% due 05/04/2027	10,000	10,022
Morgan Stanley Senior Notes 1.79% due 02/13/2032	30,000	28,538
Morgan Stanley Senior Notes 1.93% due 04/28/2032	20,000	19,158
Morgan Stanley Senior Notes 2.24% due 07/21/2032	15,000	14,753

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 2.63% due 11/17/2021	$25,000	$25,072
Morgan Stanley Senior Notes 2.70% due 01/22/2031	10,000	10,310
Morgan Stanley Senior Notes 3.13% due 07/27/2026	5,000	5,396
Morgan Stanley Senior Notes 3.70% due 10/23/2024	15,000	16,268
		627,088
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 3.63% due 05/01/2030	20,000	22,212
E-Commerce/Services — 0.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	41,000	42,742
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	10,000	11,036
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	8,000	9,872
Sempra Energy Senior Notes 3.40% due 02/01/2028	12,000	12,932
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	11,047
		44,887
Electric-Integrated — 0.6%
AES Corp. Senior Notes 3.30% due 07/15/2025*	10,000	10,622
Alabama Power Co. Senior Notes 3.45% due 10/01/2049	10,000	10,769
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	5,000	5,848
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	5,000	5,450
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	10,000	10,234
Duke Energy Carolinas LLC 1st Mtg. Notes 2.55% due 04/15/2031	5,000	5,173
Security Description	Principal Amount(14)	Value (Note 2)
Electric-Integrated (continued)
Duke Energy Corp. Senior Notes 2.55% due 06/15/2031	$10,000	$10,120
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	10,000	10,653
Duke Energy Indiana LLC 1st Mtg. Notes 2.75% due 04/01/2050	10,000	9,539
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	5,000	5,566
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	5,000	6,070
Duquesne Light Holdings, Inc. Senior Notes 2.78% due 01/07/2032*	5,000	4,989
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	5,000	5,224
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	10,000	10,492
Exelon Corp. Senior Notes 3.95% due 06/15/2025	15,000	16,326
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	10,000	9,650
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	25,000	24,034
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	10,000	11,635
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	10,680
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	5,000	5,116
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	10,000	10,440
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	25,000	23,754
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.95% due 07/01/2050	5,000	5,298
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	10,000	10,530
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	15,000	16,012

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	$5,000	$5,500
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	4,904
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	10,000	10,366
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	3,000	3,210
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	5,190
Southern Co. Senior Notes 3.25% due 07/01/2026	10,000	10,751
		294,145
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	10,000	10,484
Electronic Components-Semiconductors — 0.3%
Broadcom, Inc. Senior Notes 3.14% due 11/15/2035*	4,000	3,981
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	15,000	14,932
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	21,000	21,764
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	5,000	5,596
Intel Corp. Senior Notes 2.45% due 11/15/2029	10,000	10,419
Intel Corp. Senior Bonds 2.80% due 08/12/2041	10,000	9,947
Intel Corp. Senior Bonds 3.05% due 08/12/2051	17,000	16,957
Marvell Technology, Inc. Company Guar. Notes 2.45% due 04/15/2028*	15,000	15,269
Marvell Technology, Inc. Company Guar. Notes 2.95% due 04/15/2031*	10,000	10,267
Microchip Technology, Inc. 2.67% due 09/01/2023	15,000	15,551
Security Description	Principal Amount(14)	Value (Note 2)
Electronic Components-Semiconductors (continued)
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	$10,000	$11,067
		135,750
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	15,000	15,327
Oracle Corp. Senior Notes 2.88% due 03/25/2031	15,000	15,448
Oracle Corp. Senior Notes 3.85% due 04/01/2060	20,000	20,268
Oracle Corp. Senior Notes 3.95% due 03/25/2051	5,000	5,298
Oracle Corp. Senior Notes 4.00% due 11/15/2047	10,000	10,655
Oracle Corp. Senior Notes 4.10% due 03/25/2061	5,000	5,311
		72,307
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	18,000	19,629
Finance-Credit Card — 0.0%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	15,000	16,054
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	5,000	5,149
		21,203
Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	45,000	47,429
Food-Misc./Diversified — 0.0%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	5,000	5,420
Kellogg Co. Senior Notes 3.40% due 11/15/2027	15,000	16,386
		21,806
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	25,000	24,969
Service Corp. International Senior Notes 5.13% due 06/01/2029	15,000	16,307
		41,276

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	$9,000	$9,776
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	10,000	10,953
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	10,000	10,968
		31,697
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	30,000	31,125
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	20,000	21,900
		53,025
Independent Power Producers — 0.0%
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	10,000	10,163
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	10,000	10,140
		20,303
Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	10,000	10,204
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	20,000	21,506
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	10,000	10,751
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	5,000	5,801
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	30,000	32,000
		80,262
Insurance-Life/Health — 0.1%
Athene Global Funding Sec. Notes 2.65% due 10/04/2031*	15,000	14,998
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	20,000	24,121
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	20,000	19,854
Security Description	Principal Amount(14)	Value (Note 2)
Insurance-Life/Health (continued)
Unum Group Senior Notes 4.50% due 12/15/2049	$13,000	$13,888
		72,861
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	3,000	3,220
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	15,000	15,480
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	5,000	5,588
		24,288
Internet Security — 0.0%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	20,000	20,319
Machinery-General Industrial — 0.0%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	10,000	10,256
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	5,000	5,127
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	20,000	21,995
		27,122
Medical Products — 0.1%
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	25,000	26,312
Medical-Biomedical/Gene — 0.0%
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	20,000	19,182
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	10,000	10,774
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	2,000	2,372
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	5,000	6,010
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	25,000	25,108
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	20,000	19,811

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	$10,000	$9,365
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	10,000	11,053
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	21,831
		106,324
Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	5,000	6,448
Centene Corp. Senior Notes 3.38% due 02/15/2030	10,000	10,337
Centene Corp. Senior Notes 4.63% due 12/15/2029	30,000	32,700
Humana, Inc. Senior Notes 2.15% due 02/03/2032	5,000	4,878
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	5,000	5,048
Kaiser Foundation Hospitals Notes 3.00% due 06/01/2051	10,000	10,192
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	10,000	10,475
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	10,000	10,012
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	10,000	11,063
		101,153
Medical-Hospitals — 0.1%
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	15,000	15,891
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	5,000	5,948
Sutter Health Notes 3.36% due 08/15/2050	5,000	5,276
		27,115
Multimedia — 0.0%
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	5,000	5,713
Security Description	Principal Amount(14)	Value (Note 2)
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	$25,000	$26,000
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	35,000	35,875
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	5,000	5,181
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.25% due 04/01/2028	5,000	5,218
Xerox Holdings Corp. Company Guar. Notes 5.50% due 08/15/2028*	20,000	20,706
		66,980
Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 4.88% due 11/15/2027	10,000	10,905
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	10,000	11,063
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	4,052
Hess Corp. Senior Notes 7.30% due 08/15/2031	10,000	13,513
		39,533
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	5,000	4,736
BP Capital Markets America, Inc. Company Guar. Notes 3.06% due 06/17/2041	5,000	5,038
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	5,000	4,955
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	10,000	11,132
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	5,000	5,924
Exxon Mobil Corp. Senior Notes 4.33% due 03/19/2050	3,000	3,666
		35,451
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	10,000	11,159

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	$5,000	$5,889
Pharmacy Services — 0.1%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	25,000	24,936
CVS Health Corp. Pass-Through Certs. 5.93% due 01/10/2034*	6,401	7,707
CVS Health Corp. Senior Notes 4.13% due 04/01/2040	20,000	22,876
		55,519
Pipelines — 0.2%
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	30,000	38,100
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	5,000	5,649
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	5,000	6,283
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	10,000	10,272
MPLX LP Senior Notes 1.75% due 03/01/2026	5,000	5,029
MPLX LP Senior Notes 5.20% due 03/01/2047	3,000	3,638
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	5,000	5,119
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	10,000	10,903
		84,993
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 1.45% due 09/15/2026	5,000	4,969
American Tower Corp. Senior Notes 1.50% due 01/31/2028	5,000	4,839
American Tower Corp. Senior Notes 2.40% due 03/15/2025	5,000	5,198
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	5,000	4,983
Security Description	Principal Amount(14)	Value (Note 2)
Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	$20,000	$21,580
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	10,000	11,692
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	25,000	25,887
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	25,000	25,317
		104,465
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 4.00% due 07/15/2030	15,000	15,562
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	10,000	10,505
		26,067
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	5,000	5,418
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	10,000	10,813
Retail-Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	20,000	20,750
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	5,000	5,208
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	5,000	5,439
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	5,000	5,946
		16,593
Schools — 0.0%
Howard University Notes 2.39% due 10/01/2027	5,000	5,098
Howard University Notes 2.80% due 10/01/2030	10,000	10,216

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Schools (continued)
Howard University Notes 2.90% due 10/01/2031	$5,000	$5,171
		20,485
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	10,000	9,542
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	34,000	33,429
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	10,000	10,131
AT&T, Inc. Senior Notes 3.80% due 12/01/2057	7,000	7,157
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	5,000	4,688
Verizon Communications, Inc. Senior Bonds 2.85% due 09/03/2041	5,000	4,869
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	25,000	26,055
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	10,000	10,488
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	17,000	19,939
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	10,000	12,382
		138,680
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 3.70% due 02/04/2051	5,000	4,723
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	20,000	19,833
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	5,000	5,258
		29,814
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	45,000	45,225
Transport-Rail — 0.1%
Union Pacific Corp. Senior Notes 2.38% due 05/20/2031	25,000	25,579
Security Description	Principal Amount(14)	Value (Note 2)
Transport-Rail (continued)
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062	$5,000	$4,806
		30,385
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	15,000	15,744
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	10,000	10,926
		26,670
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	5,000	5,892
Total U.S. Corporate Bonds & Notes (cost $3,886,776)		3,988,046
FOREIGN CORPORATE BONDS & NOTES — 0.6%
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	10,000	13,662
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	10,000	11,031
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	7,000	7,497
		18,528
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	10,000	11,013
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	9,000	10,192
Medical-Biomedical/Gene — 0.0%
Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	15,000	14,365
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040	5,000	4,973
		19,338
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	20,000	20,950

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	$20,000	$19,175
		40,125
Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	5,000	5,185
Networking Products — 0.1%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	15,000	16,463
Nokia Oyj Senior Notes 6.63% due 05/15/2039	5,000	6,825
		23,288
Oil Companies-Exploration & Production — 0.1%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	5,000	5,100
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	5,000	5,125
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	10,000	10,263
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	20,000	21,942
		42,430
Oil Companies-Integrated — 0.1%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	5,000	5,121
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	5,000	5,576
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	5,000	5,739
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050	5,000	5,299
		21,735
Paper & Related Products — 0.0%
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032	15,000	14,486
Retail-Restaurants — 0.1%
1011778 BC ULC/New Red Finance, Inc. Senior Notes 3.88% due 01/15/2028*	30,000	30,255
Security Description	Principal Amount(14)	Value (Note 2)
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	$15,000	$16,359
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	6,000	6,936
		23,295
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	10,000	10,001
Total Foreign Corporate Bonds & Notes (cost $273,730)		283,533
MUNICIPAL BONDS & NOTES — 0.5%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	5,000	6,061
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	20,000	23,881
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	5,000	5,635
County of Riverside, CA Revenue Bonds 2.86% due 02/15/2026	25,000	26,643
County of Riverside, CA Revenue Bonds 3.12% due 02/15/2029	25,000	27,149
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	25,000	25,270
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	10,000	11,726
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	30,000	40,944
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	9,000	13,513
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	30,000	33,340
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	35,000	44,945

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of California General Obligation Bonds 7.30% due 10/01/2039	$5,000	$7,903
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	10,182	10,746
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	5,000	5,127
Total Municipal Bonds & Notes (cost $253,058)		282,883
U.S. GOVERNMENT AGENCIES — 10.7%
Federal Home Loan Mtg. Corp. — 0.4%
Federal Home Loan Mtg. Corp. FRS 1.68% (6 ML+1.49%) due 02/01/2037	251	261
2.50% due 01/01/2028	1,367	1,436
2.50% due 04/01/2028	3,885	4,078
3.50% due 03/01/2042	1,490	1,623
3.50% due 09/01/2043	13,300	14,521
3.50% due 08/01/2048	22,735	24,076
4.00% due 09/01/2040	1,167	1,279
4.50% due 01/01/2039	250	280
5.50% due 07/01/2034	1,954	2,235
6.50% due 05/01/2029	265	299
7.50% due 08/01/2023	10	10
7.50% due 04/01/2028	229	255
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.64% due 01/25/2034(4)(5)(6)	99,841	4,810
Series K064, Class X1 0.74% due 03/25/2027(4)(5)(6)	117,801	3,526
Series K114, Class X1 1.21% due 06/25/2030(4)(5)(6)	99,831	8,558
Series K104, Class X1 1.25% due 01/25/2030(4)(5)(6)	99,774	8,109
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(5)	40,000	44,149
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(2)	4,607	5,024
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-DNA3, Class M1 0.84% (1 ML+0.75%) due 09/25/2048*(2)	59	59
Series 2018-HRP1, Class M2 1.73% (1 ML+1.65%) due 04/25/2043*(2)	4,213	4,224
Security Description	Principal Amount(14)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 2019-HQA3, Class M2 1.94% (1 ML + 1.85%) due 09/25/2049*(2)	$7,092	$7,123
Series 2019-DNA3, Class M2 2.13% (1 ML + 2.05%) due 07/25/2049*(2)	13,013	13,162
Series 2019-HQA1, Class M2 2.44% (1 ML + 2.35%) due 02/25/2049*(2)	18,098	18,297
Series 2019-DNA2, Class M2 2.53% (1 ML+2.45%) due 03/25/2049*(2)	13,934	14,143
Federal Home Loan Mtg. Corp., REMIC Series 4122, Class AB 1.50% due 10/15/2042(2)	7,092	7,091
Series 4216, Class KQ 1.70% due 10/15/2039(2)	6,521	6,608
Series 3964, Class MD 2.00% due 01/15/2041(2)	169	172
Series 4961, Class JB 2.50% due 12/15/2042(2)	12,342	12,876
Series 3883, Class PB 3.00% due 05/15/2041(2)	4,089	4,337
Series 1577, Class PK 6.50% due 09/15/2023(2)	163	169
Series 1226, Class Z 7.75% due 03/15/2022(2)	6	6
		212,796
Federal National Mtg. Assoc. — 0.9%
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.19% (1 ML +2.10%) due 06/25/2039*(2)	3,189	3,197
Series 2017-C01, Class 1M2 3.64% (1 ML+3.55%) due 07/25/2029(2)	6,774	6,976
Series 2016-C07, Class 2M2 4.44% (1 ML+4.35%) due 05/25/2029(2)	10,883	11,340
Federal National Mtg. Assoc. FRS 1.87% (12 ML+1.57%) due 05/01/2037	424	446
2.07% (12 ML+1.82%) due 10/01/2040	474	501
Federal National Mtg. Assoc. 2.50% due 02/01/2043	32,875	34,178
2.97% due 06/01/2030	40,000	43,429
3.00% due 01/01/2028	3,258	3,438
3.50% due 08/01/2026	2,869	3,063
3.50% due 09/01/2026	3,272	3,493
3.50% due 10/01/2028	4,293	4,618
4.00% due 11/01/2025	363	385
4.50% due 11/01/2022	50	52
4.50% due 01/01/2039	761	852
4.50% due 06/01/2039	6,896	7,462

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 09/01/2039	$1,347	$1,504
4.50% due 09/01/2040	2,927	3,281
4.50% due 05/01/2041	1,867	2,093
5.00% due 05/01/2035	293	335
5.00% due 06/01/2040	9,900	11,256
5.00% due 07/01/2040	2,609	2,915
5.50% due 12/01/2029	439	491
5.50% due 06/01/2035	36,339	42,106
5.50% due 08/01/2037	6,814	7,928
5.50% due 06/01/2038	2,481	2,898
6.00% due 12/01/2033	2,503	2,929
6.00% due 05/01/2034	181	212
6.00% due 06/01/2040	62	73
6.50% due 10/01/2037	50	57
7.00% due 06/01/2037	2,313	2,741
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R03, Class 1M2 2.24% (1 ML+2.15%) due 09/25/2031*(2)	2,358	2,372
Series 2019-HRP1, Class M2 2.24% (1 ML+2.15%) due 11/25/2039*(2)	6,397	6,428
Federal National Mtg. Assoc., REMIC VRS Series 2020-M2, Class X 0.42% due 01/25/2030(4)(5)(6)	337,865	6,674
Series 2019-M21, Class X3 1.33% due 06/25/2034(4)(5)(6)	137,162	15,286
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(2)	8,760	8,924
Series 2012-128, Class PD 1.50% due 06/25/2042(2)	12,146	12,373
Series 2013-77, Class BP 1.70% due 06/25/2043(2)	6,451	6,543
Series 2013-16, Series A 1.75% due 01/25/2040(2)	7,326	7,399
Series 2011-117, Class MA 2.00% due 08/25/2040(2)	1,752	1,779
Series 2012-21, Class PQ 2.00% due 09/25/2041(2)	2,846	2,921
Series 2012-18, Class GA 2.00% due 12/25/2041(2)	5,017	5,160
Series 2015-5, Class EP 2.00% due 06/25/2043(2)	9,408	9,596
Series 2012-75, Class KC 2.50% due 12/25/2041(2)	5,184	5,334
Series 2016-11, Class GA 2.50% due 03/25/2046(2)	6,043	6,296
Series 2019-54, Class KC 2.50% due 09/25/2049(2)	21,272	22,213
Series 2019-41, Class AC 2.50% due 03/25/2053(2)	10,598	10,905
Security Description	Principal Amount(14)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2015-48, Class QB 3.00% due 02/25/2043(2)	$7,436	$7,707
Series 2016-38, Class NA 3.00% due 01/25/2046(2)	2,296	2,457
Series 2017-34, Class JK 3.00% due 05/25/2047(2)	3,636	3,741
Series 2019-45, Class PT 3.00% due 08/25/2049(2)	10,228	10,750
Series 2017-96, Class PA 3.00% due 12/25/2054(2)	16,172	16,871
Series 2012-52, Class PA 3.50% due 05/25/2042(2)	4,203	4,501
Series 2017-26, Class CG 3.50% due 07/25/2044(2)	7,570	7,846
Series 2018-38, Class PC 3.50% due 03/25/2045(2)	2,325	2,354
Series 2018-80, Class GD 3.50% due 12/25/2047(2)	5,573	5,775
Series 2018-23, Class LA 3.50% due 04/25/2048(2)	8,240	8,766
Series 2019-7, Class JA 3.50% due 03/25/2049(2)	9,900	10,573
Series 2019-14, Class CA 3.50% due 04/25/2049(2)	8,691	9,412
Series 2017-35, Class AH 3.50% due 04/25/2053(2)	7,566	7,756
Series 2017-84, Class KA 3.50% due 04/25/2053(2)	5,560	5,708
Series 2019-15, Class AB 3.50% due 05/25/2053(2)	9,131	9,802
Series 2018-72, Class BA 3.50% due 07/25/2054(2)	12,839	13,377
Series 2018-19, Class DC 3.50% due 05/25/2056(2)	4,723	4,929
Series 2018-70, Class HA 3.50% due 10/25/2056(2)	8,765	9,219
Series 2019-12, Class HA 3.50% due 11/25/2057(2)	8,051	8,603
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	9,309	9,876
Series 2017-49, Class JA 4.00% due 07/25/2053(2)	6,084	6,305
		500,780
Government National Mtg. Assoc. — 2.5%
2.00% due October 30 TBA	95,000	96,306
2.00% due November 30 TBA	150,000	151,775
2.50% due October 30 TBA	105,000	108,330
2.50% due October 30 TBA	25,000	25,748
3.00% due October 30 TBA	195,000	203,653
3.00% due November 30 TBA	150,000	156,393
3.50% due October 30 TBA	375,000	394,241
4.00% due 09/15/2041	98,944	106,666
4.50% due 06/15/2041	19,944	22,560
6.00% due 11/15/2031	14,360	16,097
7.00% due 05/15/2033	2,731	3,150

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc. REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(2)	$8,069	$8,133
Series 2015-151, Class BA 1.70% due 10/20/2045(2)	4,296	4,349
Series 2013-37, Class LG 2.00% due 01/20/2042(2)	6,488	6,615
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	43	47
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	827	940
		1,305,003
Uniform Mtg. Backed Securities — 6.9%
1.50% due October 15 TBA	80,000	80,762
1.50% due November 30 TBA	80,000	80,666
2.00% due October 15 TBA	160,000	164,725
2.00% due November 30 TBA	605,000	605,142
2.00% due October 30 TBA	1,250,000	1,252,539
2.50% due October 30 TBA	620,000	638,891
3.00% due November 30 TBA	155,000	161,945
3.00% due October 30 TBA	320,000	334,700
3.50% due October 30 TBA	295,000	312,118
		3,631,488
Total U.S. Government Agencies (cost $5,633,843)		5,650,067
U.S. GOVERNMENT TREASURIES — 8.8%
United States Treasury Bonds — 3.7%
0.13% due 02/15/2051TIPS(8)	10,484	11,424
0.88% due 02/15/2047TIPS(8)	56,539	72,088
1.00% due 02/15/2048TIPS(8)	11,069	14,610
1.25% due 05/15/2050	19,000	15,497
1.38% due 08/15/2050	75,000	63,105
1.88% due 02/15/2051	135,000	128,377
2.25% due 05/15/2041	325,000	337,187
2.25% due 08/15/2046	50,000	51,506
2.25% due 08/15/2049	40,000	41,348
2.88% due 08/15/2045	750,000	862,910
3.13% due 08/15/2044(9)(10)	270,000	322,481
3.13% due 05/15/2048	25,000	30,345
		1,950,878
United States Treasury Notes — 5.1%
0.38% due 01/31/2026	205,000	200,524
0.38% due 01/15/2027TIPS(8)	33,900	37,416
0.63% due 05/15/2030	695,000	648,033
0.63% due 08/15/2030TIPS(8)	345,000	320,621
0.75% due 07/15/2028	5,437	6,221
1.25% due 08/15/2031	120,000	116,944
2.75% due 08/31/2025	560,000	602,459
2.75% due 02/15/2028	375,000	409,995
2.88% due 11/30/2025	240,000	259,988
2.88% due 05/15/2028	70,000	77,151
		2,679,352
Total U.S. Government Treasuries (cost $4,823,102)		4,630,230
Security Description	Shares/ Principal Amount(14)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Sovereign — 0.7%
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	297,000	$52,681
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	50,000	61,016
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	25,000	26,961
Government of Romania Notes 2.75% due 04/14/2041	EUR	10,000	10,755
Government of Romania Senior Notes 3.38% due 02/08/2038	EUR	10,000	12,018
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	15,000	20,319
Republic of Peru Senior Notes 3.30% due 03/11/2041		5,000	4,848
Russian Federation Bonds 5.90% due 03/12/2031	RUB	3,985,000	49,968
United Mexican States Senior Bonds 4.75% due 03/08/2044		40,000	42,637
United Mexican States Bonds 7.75% due 05/29/2031	MXN	1,927,200	95,721
Total Foreign Government Obligations (cost $403,351)			376,924
OPTIONS — PURCHASED†(11) — 0.1%
Over the Counter Call Options on Currency Contracts (cost $147,299)		27,957,349	31,219
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(1)		2	24
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		7,000	48
Total Escrows And Litigation Trusts (cost $0)			72
Total Long-Term Investment Securities (cost $47,287,864)			55,838,388
SHORT-TERM INVESTMENT SECURITIES — 2.3%
Registered Investment Companies — 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(12) (cost $1,225,259)		1,225,259	1,225,259
REPURCHASE AGREEMENTS — 0.9%
Bank of America Securities LLC Joint Repurchase Agreement(13)		105,000	105,000

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Barclays Capital, Inc. Joint Repurchase Agreement(13)	$75,000	$75,000
BNP Paribas SA Joint Repurchase Agreement(13)	65,000	65,000
Deutsche Bank AG Joint Repurchase Agreement(13)	120,000	120,000
RBS Securities, Inc. Joint Repurchase Agreement(13)	115,000	115,000
Total Repurchase Agreements (cost $480,000)		480,000
TOTAL INVESTMENTS (cost $48,993,123)(15)	109.1%	57,543,647
Liabilities in excess of other assets	(9.1)	(4,784,033)
NET ASSETS	100.0%	$52,759,614

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2021, the aggregate value of these securities was $3,445,270 representing 6.5% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Collateralized Mortgage Obligation

(3)  Collateralized Loan Obligation

(4)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)  Commercial Mortgage Backed Security

(6)  Interest Only

(7)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2021.

(8)  Principal amount of security is adjusted for inflation.

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(10)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(11)  Options — Purchased

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.4494 CNY per $1 USD	BNP Paribas SA	January 2022	CNY	7.45	$5,580	$29,787	$480	$(29,307)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.6410 CNY per $1 USD	BNP Paribas SA	November 2021	CNY	7.64	5,056	27,458	10	(27,448)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.5700 CNY per $1 USD	Goldman Sachs International	March 2022	CNY	7.57	5,847	29,041	2,257	(26,784)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.28	6,601	30,752	16,726	(14,026)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.38	1,910	10,134	4,098	(6,036)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3100 CNY per $1 USD	JPMorgan Chase Bank	August 2022	CNY	7.31	2,963	20,127	7,648	(12,479)
						$147,299	$31,219	$(116,080)

CNY — Chinese Yuan

USD — United States Dollar

(12)  The rate shown is the 7-day yield as of September 30, 2021.

(13)  See Note 2 for details of Joint Repurchase Agreements.

(14)  Denominated in United States dollars unless otherwise indicated.

(15)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

CVR   — Contingent Value Rights

EUR   — Euro Currency

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

MXN — Mexican Peso

RUB — Russian Ruble

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Short	Australian 10 Year Bonds	December 2022	$104,279	$102,277	$2,002
1	Long	E-Mini Russell 2000 Index	December 2022	108,802	110,040	1,238
1	Short	Euro-BTP	December 2022	178,861	176,011	2,850
2	Short	Euro-Bund	December 2022	399,005	393,422	5,583
11	Short	U.S. Treasury 5 Year Notes	December 2022	1,358,198	1,350,164	8,034
1	Short	U.S. Treasury 10 Year Notes	December 2022	133,172	131,609	1,563
8	Short	U.S. Treasury 10 Year Ultra Notes	December 2022	1,178,094	1,162,000	16,094
3	Short	U.S. Treasury Long Bonds	December 2022	490,432	477,656	12,776
1	Short	U.S. Treasury Ultra Bonds	December 2022	198,281	191,062	7,219
						$57,359
						Unrealized (Depreciation)
1	Long	Euro-OAT	December 2022	$195,657	$192,226	$(3,431)
Net Unrealized Appreciation (Depreciation)						$53,928

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	EUR	116,000	USD	137,719	12/15/2021	$3,151	$—
Goldman Sachs International	BRL	165,000	USD	30,605	12/15/2021	671	—
	MXN	1,390,000	USD	68,787	12/15/2021	2,141	—
	RUB	2,150,000	USD	28,831	12/15/2021	—	(358)
						2,812	(358)
Unrealized Appreciation (Depreciation)						$5,963	$(358)

BRL — Brazilian Real

EUR — Euro Currency

MXN — Mexican Peso

RUB — Russian Ruble

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	130	09/16/2050	USD-3 Month-LIBOR-BBA/Quarterly	0.81%/Semi-annually	$392	$31,044
USD	100	12/16/2025	USD-3 Month-LIBOR-BBA/Quarterly	0.38%/Semi-annually	(153)	2,467
					$239	$33,511

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$1,208,618	$—		$1,166	$1,209,784
Other Industries	36,006,463	469,915	**	—	36,476,378
Asset Backed Securities	—	2,909,252		—	2,909,252
U.S. Corporate Bonds & Notes	—	3,988,046		—	3,988,046
Foreign Corporate Bonds & Notes	—	283,533		—	283,533
Municipal Bond & Notes	—	282,883		—	282,883
U.S. Government Agencies	—	5,650,067		—	5,650,067
U.S. Government Treasuries	—	4,630,230		—	4,630,230
Foreign Government Obligations	—	376,924		—	376,924
Options — Purchased	—	31,219		—	31,219
Escrows and Litigation Trusts	—	48		24	72
Short-Term Investment Securities	1,225,259	—		—	1,225,259
Repurchase Agreements	—	480,000		—	480,000
Total Investments at Value	$38,440,340	$19,102,117		$1,190	$57,543,647
Other Financial Instruments:†
Futures Contracts	$57,359	$—		$—	$57,359
Forward Foreign Currency Contracts	—	5,963		—	5,963
Centrally Cleared Interest Rate Swap Contracts	—	33,511		—	33,511
Total Other Financial Instruments	$57,359	$39,474		$—	$96,833
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,431	$—		$—	$3,431
Forward Foreign Currency Contracts	—	358		—	358
Total Other Financial Instruments	$3,431	$358		$—	$3,789

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited)

Industry Allocation*
Uniform Mtg. Backed Securities	10.7%
Diversified Financial Services	10.1
United States Treasury Notes	6.4
Computer Software	6.2
United States Treasury Bonds	6.1
Internet Content-Entertainment	5.3
Enterprise Software/Service	4.7
Government National Mtg. Assoc.	3.8
Commercial Services-Finance	3.0
Internet Application Software	3.0
Sovereign	2.9
E-Commerce/Products	2.9
E-Commerce/Services	2.6
Medical-Biomedical/Gene	2.1
Diversified Banking Institutions	2.0
Medical Instruments	1.8
Real Estate Investment Trusts	1.6
Federal National Mtg. Assoc.	1.4
Semiconductor Equipment	1.4
Communications Software	1.4
Registered Investment Companies	1.4
Banks-Commercial	1.3
Medical-Drugs	1.1
Aerospace/Defense-Equipment	1.1
Internet Content-Information/News	1.1
Applications Software	1.1
Entertainment Software	1.1
Diagnostic Equipment	1.1
Retail-Discount	1.0
Electric-Integrated	0.9
Municipal Bonds & Notes	0.8
Data Processing/Management	0.7
Electronic Components-Semiconductors	0.7
Oil Companies-Exploration & Production	0.7
Cable/Satellite TV	0.7
Repurchase Agreements	0.6
Retail-Apparel/Shoe	0.6
Federal Home Loan Mtg. Corp.	0.5
Medical Products	0.5
Electronic Components-Misc.	0.5
Telephone-Integrated	0.5
Rental Auto/Equipment	0.5
Oil Companies-Integrated	0.4
Building & Construction-Misc.	0.4
Finance-Other Services	0.4
Banks-Super Regional	0.3
Building-Residential/Commercial	0.3
Savings & Loans/Thrifts	0.3
Medical-HMO	0.3
Human Resources	0.3
Investment Management/Advisor Services	0.3
Cellular Telecom	0.3
Insurance-Life/Health	0.3
Retail-Restaurants	0.3
Building-Heavy Construction	0.3
Food-Misc./Diversified	0.3
Building & Construction Products-Misc.	0.3
Apparel Manufacturers	0.3
Pipelines	0.2
Chemicals-Specialty	0.2
Networking Products	0.2%
Computers	0.2
Oil-Field Services	0.2
Auto-Cars/Light Trucks	0.2
Computer Services	0.2
Pharmacy Services	0.2
Distribution/Wholesale	0.2
Medical Labs & Testing Services	0.2
E-Services/Consulting	0.2
Aerospace/Defense	0.2
Consulting Services	0.2
Gas-Distribution	0.2
Medical-Hospitals	0.2
Office Automation & Equipment	0.2
Satellite Telecom	0.2
Pastoral & Agricultural	0.2
Brewery	0.2
Diversified Manufacturing Operations	0.2
Medical Information Systems	0.2
Finance-Consumer Loans	0.2
Home Furnishings	0.2
Energy-Alternate Sources	0.2
Retail-Regional Department Stores	0.2
Transport-Truck	0.2
Containers-Metal/Glass	0.1
Hazardous Waste Disposal	0.1
Water	0.1
Insurance Brokers	0.1
Television	0.1
Therapeutics	0.1
Machinery-General Industrial	0.1
Funeral Services & Related Items	0.1
Transactional Software	0.1
Tobacco	0.1
Airlines	0.1
Broadcast Services/Program	0.1
Computers-Integrated Systems	0.1
Electric-Distribution	0.1
Medical-Wholesale Drug Distribution	0.1
Auto/Truck Parts & Equipment-Original	0.1
Semiconductor Components-Integrated Circuits	0.1
Machinery-Electrical	0.1
Insurance-Property/Casualty	0.1
Retail-Petroleum Products	0.1
Paper & Related Products	0.1
Vitamins & Nutrition Products	0.1
Chemicals-Diversified	0.1
Building-Maintenance & Services	0.1
Insurance-Reinsurance	0.1
Financial Guarantee Insurance	0.1
Travel Services	0.1
Gold Mining	0.1
Optical Supplies	0.1
Environmental Consulting & Engineering	0.1
Casino Hotels	0.1
Office Furnishings-Original	0.1
Motion Pictures & Services	0.1
Telecom Services	0.1
Metal-Aluminum	0.1
Retail-Automobile	0.1

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited) (continued)

Industry Allocation* (continued)
Retail-Pawn Shops	0.1%
Resorts/Theme Parks	0.1
Insurance-Mutual	0.1
Transport-Rail	0.1
Steel-Producers	0.1
Independent Power Producers	0.1
Music	0.1
Retail-Sporting Goods	0.1
Transport-Services	0.1
Containers-Paper/Plastic	0.1
Coal	0.1
Schools	0.1
Auto-Truck Trailers	0.1
Trucking/Leasing	0.1
Drug Delivery Systems	0.1
Building Products-Wood	0.1
Finance-Credit Card	0.1
E-Marketing/Info	0.1
Medical-Outpatient/Home Medical	0.1
Finance-Investment Banker/Broker	0.1
Finance-Mortgage Loan/Banker	0.1
Internet Security	0.1
Commercial Services	0.1
Theaters	0.1
Machinery-Pumps	0.1
114.3%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 56.9%
Advanced Materials — 0.0%
Materion Corp.	225	$15,444
Advertising Services — 0.0%
National CineMedia, Inc.	2,625	9,345
Aerospace/Defense — 0.0%
AeroVironment, Inc.†	200	17,264
Aerospace/Defense-Equipment — 1.1%
AAR Corp.†	600	19,458
Astronics Corp.†	1,950	27,417
Barnes Group, Inc.	250	10,432
HEICO Corp., Class A	7,957	942,348
Moog, Inc., Class A	175	13,340
		1,012,995
Agricultural Operations — 0.0%
Andersons, Inc.	100	3,083
Airlines — 0.1%
Allegiant Travel Co.†	175	34,209
SkyWest, Inc.†	1,725	85,111
		119,320
Apparel Manufacturers — 0.1%
Deckers Outdoor Corp.†	190	68,438
Appliances — 0.0%
Traeger, Inc.†	410	8,581
Applications Software — 1.0%
Alkami Technology, Inc.†	194	4,788
Appfolio, Inc., Class A†	926	111,490
DigitalOcean Holdings, Inc.†	914	70,954
JFrog, Ltd.†	175	5,863
ServiceNow, Inc.†	999	621,648
Sprout Social, Inc., Class A†	550	67,072
		881,815
Auto-Truck Trailers — 0.1%
Wabash National Corp.	3,900	59,007
Auto/Truck Parts & Equipment-Original — 0.1%
Dana, Inc.	2,600	57,824
Lear Corp.	150	23,472
Meritor, Inc.†	925	19,712
		101,008
Auto/Truck Parts & Equipment-Replacement — 0.0%
Douglas Dynamics, Inc.	732	26,572
Banks-Commercial — 1.3%
1st Source Corp.	285	13,463
Atlantic Union Bankshares Corp.	234	8,623
BancorpSouth Bank	1,150	34,247
Banner Corp.	900	49,689
Business First Bancshares, Inc.	25	585
Cadence BanCorp	3,725	81,801
Cathay General Bancorp	1,525	63,120
Central Pacific Financial Corp.	1,400	35,952
CIT Group, Inc.	825	42,859
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Columbia Banking System, Inc.	1,450	$55,085
ConnectOne Bancorp, Inc.	225	6,752
CVB Financial Corp.	2,025	41,249
Eastern Bankshares, Inc.	6,375	129,412
Enterprise Financial Services Corp.	275	12,452
Equity Bancshares, Inc., Class A	525	17,525
Financial Institutions, Inc.	97	2,973
First Bancshares, Inc.	125	4,848
First Commonwealth Financial Corp.	1,875	25,556
First Community Bankshares, Inc.	125	3,965
First Hawaiian, Inc.	650	19,078
First Merchants Corp.	1,100	46,024
Glacier Bancorp, Inc.	237	13,118
Great Western Bancorp, Inc.	1,700	55,658
HarborOne Bancorp, Inc.	500	7,020
Home BancShares, Inc.	700	16,471
HomeStreet, Inc.	650	26,748
Hope Bancorp, Inc.	4,433	64,013
Independent Bank Corp.	525	11,277
Merchants Bancorp	5	197
Nicolet Bankshares, Inc.†	50	3,709
Old National Bancorp	3,225	54,664
Pinnacle Financial Partners, Inc.	475	44,688
Premier Financial Corp.	200	6,368
QCR Holdings, Inc.	100	5,144
Simmons First National Corp., Class A	1,425	42,123
Trustmark Corp.	1,625	52,357
UMB Financial Corp.	425	41,102
Webster Financial Corp.	825	44,929
Westamerica BanCorp	525	29,536
		1,214,380
Banks-Super Regional — 0.0%
Independent Bank Group, Inc.	225	15,984
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,400	17,052
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	100	6,965
Louisiana-Pacific Corp.	650	39,891
		46,856
Building & Construction-Misc. — 0.4%
Comfort Systems USA, Inc.	1,350	96,282
EMCOR Group, Inc.	975	112,495
MYR Group, Inc.†	375	37,313
TopBuild Corp.†	425	87,044
		333,134

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc.†	1,300	$18,993
Masonite International Corp.†	75	7,960
		26,953
Building Products-Wood — 0.1%
Boise Cascade Co.	325	17,544
UFP Industries, Inc.	575	39,088
		56,632
Building-Heavy Construction — 0.3%
Arcosa, Inc.	650	32,611
MasTec, Inc.†	1,500	129,420
Primoris Services Corp.	2,425	59,388
Southwest Gas Holdings, Inc.	275	18,392
		239,811
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	1,950	87,769
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	50	3,623
Building-Residential/Commercial — 0.2%
Meritage Homes Corp.†	150	14,550
Tri Pointe Homes, Inc.†	9,075	190,756
		205,306
Casino Hotels — 0.1%
Boyd Gaming Corp.†	1,050	66,423
Chemicals-Diversified — 0.1%
Koppers Holdings, Inc.†	499	15,599
Orion Engineered Carbons SA†	1,175	21,420
Stepan Co.	125	14,117
		51,136
Chemicals-Specialty — 0.2%
Cabot Corp.	150	7,518
Ecovyst, Inc.	550	6,413
H.B. Fuller Co.	440	28,406
Ingevity Corp.†	575	41,038
Minerals Technologies, Inc.	515	35,968
Tronox Holdings PLC, Class A	2,302	56,744
Zymergen, Inc.†	2,475	32,596
		208,683
Circuit Boards — 0.0%
TTM Technologies, Inc.†	1,725	21,683
Coal — 0.1%
Arch Resources, Inc.†	350	32,462
SunCoke Energy, Inc.	2,800	17,584
Warrior Met Coal, Inc.	450	10,472
		60,518
Commercial Services — 0.1%
LiveRamp Holdings, Inc.†	625	29,519
Medifast, Inc.	75	14,448
SP Plus Corp.†	129	3,956
		47,923
Security Description	Shares	Value (Note 2)
Commercial Services-Finance — 2.9%
Adyen NV†*	230	$639,529
EVERTEC, Inc.	900	41,148
HealthEquity, Inc.†	350	22,666
Marathon Digital Holdings, Inc.†	525	16,579
Riot Blockchain, Inc.†	450	11,565
Square, Inc., Class A†	8,163	1,957,814
		2,689,301
Communications Software — 1.4%
Avaya Holdings Corp.†	2,200	43,538
Zoom Video Communications, Inc., Class A†	4,703	1,229,834
		1,273,372
Computer Data Security — 0.0%
Qualys, Inc.†	75	8,347
SecureWorks Corp., Class A†	1,325	26,341
		34,688
Computer Services — 0.1%
CACI International, Inc., Class A†	150	39,315
Insight Enterprises, Inc.†	125	11,260
KBR, Inc.	425	16,745
		67,320
Computer Software — 6.2%
Box, Inc., Class A†	1,750	41,423
Datadog, Inc., Class A†	7,137	1,008,815
Envestnet, Inc.†	50	4,012
Snowflake, Inc., Class A†	6,345	1,918,918
Twilio, Inc., Class A†	5,505	1,756,370
ZoomInfo Technologies, Inc., Class A†	16,173	989,626
		5,719,164
Computers-Integrated Systems — 0.1%
Diebold Nixdorf, Inc.†	1,025	10,363
NetScout Systems, Inc.†	3,925	105,778
		116,141
Consulting Services — 0.1%
Huron Consulting Group, Inc.†	975	50,700
Kelly Services, Inc., Class A	2,425	45,784
		96,484
Consumer Products-Misc. — 0.0%
Central Garden & Pet Co., Class A†	350	15,050
Quanex Building Products Corp.	875	18,734
		33,784
Containers-Metal/Glass — 0.0%
Greif, Inc., Class A	550	35,530
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	625	11,900

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cosmetics & Toiletries — 0.0%
Honest Co., Inc.†	1,112	$11,543
Data Processing/Management — 0.7%
CommVault Systems, Inc.†	875	65,896
CSG Systems International, Inc.	175	8,435
DocuSign, Inc.†	2,340	602,386
		676,717
Diagnostic Equipment — 1.1%
Adaptive Biotechnologies Corp.†	325	11,047
Danaher Corp.	3,116	948,635
		959,682
Distribution/Wholesale — 0.2%
Avient Corp.	1,150	53,302
G-III Apparel Group, Ltd.†	675	19,103
ScanSource, Inc.†	2,400	83,496
Veritiv Corp.†	300	26,868
		182,769
Diversified Manufacturing Operations — 0.1%
EnPro Industries, Inc.	350	30,492
Fabrinet†	500	51,255
		81,747
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	7,925	28,609
Heron Therapeutics, Inc.†	2,775	29,665
		58,274
Drug Detection Systems — 0.0%
Rapid Micro Biosystems, Inc., Class A†	1,955	36,109
E-Commerce/Products — 2.9%
Amazon.com, Inc.†	283	929,666
Chewy, Inc., Class A†	5,054	344,228
Farfetch, Ltd., Class A†	13,256	496,835
Wayfair, Inc., Class A†	3,375	862,346
		2,633,075
E-Commerce/Services — 2.5%
Airbnb, Inc., Class A†	3,754	629,733
EverQuote, Inc., Class A†	300	5,589
Match Group, Inc.†	3,830	601,272
Stamps.com, Inc.†	275	90,692
Uber Technologies, Inc.†	21,482	962,394
Upwork, Inc.†	925	41,653
		2,331,333
E-Marketing/Info — 0.1%
QuinStreet, Inc.†	2,950	51,802
E-Services/Consulting — 0.2%
Perficient, Inc.†	1,475	170,657
Electric-Distribution — 0.0%
Via Renewables, Inc.	1,425	14,521
Security Description	Shares	Value (Note 2)
Electric-Integrated — 0.1%
Black Hills Corp.	375	$23,535
IDACORP, Inc.	75	7,754
PNM Resources, Inc.	400	19,792
Portland General Electric Co.	875	41,116
		92,197
Electronic Components-Misc. — 0.5%
Atkore, Inc.†	1,800	156,456
Benchmark Electronics, Inc.	1,850	49,413
Kimball Electronics, Inc.†	375	9,664
Knowles Corp.†	2,175	40,759
OSI Systems, Inc.†	852	80,770
Sanmina Corp.†	650	25,051
Vishay Intertechnology, Inc.	2,300	46,207
		408,320
Electronic Components-Semiconductors — 0.3%
Amkor Technology, Inc.	1,175	29,316
MACOM Technology Solutions Holdings, Inc.†	225	14,596
Rambus, Inc.†	3,050	67,710
Silicon Laboratories, Inc.†	300	42,048
SMART Global Holdings, Inc.†	3,100	137,950
		291,620
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	1,400	9,982
Green Plains, Inc.†	725	23,671
Renewable Energy Group, Inc.†	385	19,327
REX American Resources Corp.†	180	14,377
SunPower Corp.†	700	15,876
Sunrun, Inc.†	1,275	56,100
		139,333
Enterprise Software/Service — 4.5%
ACI Worldwide, Inc.†	1,975	60,692
American Software, Inc., Class A	2,125	50,469
Avalara, Inc.†	2,490	435,177
Blackline, Inc.†	90	10,625
Coupa Software, Inc.†	2,723	596,827
Donnelley Financial Solutions, Inc.†	625	21,638
eGain Corp.†	4,757	48,521
Evolent Health, Inc., Class A†	2,975	92,225
ManTech International Corp., Class A	1,920	145,766
Momentive Global, Inc.†	3,650	71,540
Paycor HCM, Inc.†	898	31,574
SPS Commerce, Inc.†	50	8,066
Veeva Systems, Inc., Class A†	6,143	1,770,228
Workday, Inc., Class A†	2,499	624,475
Workiva, Inc.†	1,225	172,676
		4,140,499

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Entertainment Software — 1.1%
ROBLOX Corp., Class A†	12,977	$980,412
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	550	82,137
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	50	29,265
Finance-Commercial — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	600	32,088
Finance-Consumer Loans — 0.1%
EZCORP, Inc., Class A†	600	4,542
Navient Corp.	3,425	67,575
Nelnet, Inc., Class A	75	5,943
Regional Management Corp.	250	14,545
		92,605
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A	850	29,163
Houlihan Lokey, Inc.	50	4,605
Piper Sandler Cos.	125	17,308
		51,076
Finance-Mortgage Loan/Banker — 0.1%
Mr. Cooper Group, Inc.†	425	17,497
PennyMac Financial Services, Inc.	550	33,622
		51,119
Finance-Other Services — 0.2%
Coinbase Global, Inc., Class A†	761	173,112
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.	1,725	25,806
NMI Holdings, Inc., Class A†	475	10,740
Radian Group, Inc.	2,150	48,848
		85,394
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	500	24,110
Food-Catering — 0.0%
Healthcare Services Group, Inc.	925	23,116
Food-Misc./Diversified — 0.2%
BellRing Brands, Inc., Class A†	4,880	150,060
John B. Sanfilippo & Son, Inc.	300	24,516
		174,576
Food-Retail — 0.0%
Sprouts Farmers Market, Inc.†	1,500	34,755
Food-Wholesale/Distribution — 0.0%
Performance Food Group Co.†	817	37,958
SpartanNash Co.	100	2,190
		40,148
Security Description	Shares	Value (Note 2)
Gas-Distribution — 0.1%
New Jersey Resources Corp.	300	$10,443
Northwest Natural Holding Co.	350	16,097
ONE Gas, Inc.	400	25,348
		51,888
Gold Mining — 0.1%
Royal Gold, Inc.	869	82,981
Hazardous Waste Disposal — 0.0%
Heritage-Crystal Clean, Inc.†	325	9,419
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	575	13,627
Herman Miller, Inc.	1,300	48,958
Hooker Furniture Corp.	325	8,772
Sleep Number Corp.†	750	70,110
		141,467
Human Resources — 0.3%
Barrett Business Services, Inc.	200	15,252
Cross Country Healthcare, Inc.†	5,375	114,165
Heidrick & Struggles International, Inc.	125	5,579
Kforce, Inc.	725	43,239
Korn Ferry	500	36,180
TrueBlue, Inc.†	1,850	50,098
		264,513
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	500	14,100
Clearway Energy, Inc., Class C	125	3,784
		17,884
Insurance-Life/Health — 0.1%
American Equity Investment Life Holding Co.	750	22,177
CNO Financial Group, Inc.	1,100	25,894
Primerica, Inc.	100	15,363
		63,434
Insurance-Property/Casualty — 0.1%
Employers Holdings, Inc.	175	6,911
First American Financial Corp.	175	11,734
Heritage Insurance Holdings, Inc.	125	851
James River Group Holdings, Ltd.	150	5,660
Kinsale Capital Group, Inc.	85	13,744
RLI Corp.	230	23,062
Selective Insurance Group, Inc.	200	15,106
Stewart Information Services Corp.	275	17,396
		94,464

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance — 0.1%
Argo Group International Holdings, Ltd.	500	$26,110
Essent Group, Ltd.	1,375	60,514
		86,624
Internet Application Software — 3.0%
Okta, Inc.†	2,427	576,024
Shopify, Inc., Class A†	1,612	2,185,518
		2,761,542
Internet Content-Entertainment — 5.3%
Facebook, Inc., Class A†	1,689	573,230
Pinterest, Inc., Class A†	6,814	347,173
Snap, Inc., Class A†	18,047	1,333,132
Spotify Technology SA†	2,575	580,250
Twitter, Inc.†	32,710	1,975,357
		4,809,142
Internet Content-Information/News — 1.1%
IAC/InterActiveCorp†	5,555	723,761
Vimeo, Inc.†	9,018	264,859
Yelp, Inc.†	1,550	57,722
		1,046,342
Investment Management/Advisor Services — 0.3%
Artisan Partners Asset Management, Inc., Class A	150	7,338
AssetMark Financial Holdings, Inc.†	125	3,109
Blucora, Inc.†	2,275	35,467
BrightSphere Investment Group, Inc.	1,350	35,275
Cohen & Steers, Inc.	125	10,471
Federated Hermes, Inc.	725	23,563
Focus Financial Partners, Inc., Class A†	1,000	52,370
Stifel Financial Corp.	602	40,912
Virtus Investment Partners, Inc.	160	49,651
		258,156
Machinery-Construction & Mining — 0.0%
Manitowoc Co, Inc.†	1,150	24,633
Machinery-Electrical — 0.1%
Argan, Inc.	1,465	63,977
Bloom Energy Corp., Class A†	1,675	31,356
		95,333
Machinery-General Industrial — 0.1%
Altra Industrial Motion Corp.	1,000	55,350
Kadant, Inc.	200	40,820
		96,170
Machinery-Pumps — 0.1%
SPX FLOW, Inc.	575	42,033
Machinery-Thermal Process — 0.0%
Thermon Group Holdings, Inc.†	500	8,655
Security Description	Shares	Value (Note 2)
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	9,875	$132,028
Apollo Medical Holdings, Inc.†	175	15,934
		147,962
Medical Instruments — 1.7%
AngioDynamics, Inc.†	1,600	41,504
Intuitive Surgical, Inc.†	1,330	1,322,219
Natus Medical, Inc.†	1,350	33,858
NuVasive, Inc.†	3,375	201,994
		1,599,575
Medical Labs & Testing Services — 0.2%
LifeStance Health Group, Inc.†	3,500	50,750
Medpace Holdings, Inc.†	335	63,409
OPKO Health, Inc.†	7,275	26,554
Personalis, Inc.†	2,025	38,961
		179,674
Medical Products — 0.4%
Accuray, Inc.†	6,850	27,058
Bioventus, Inc., Class A†	1,550	21,948
Cardiovascular Systems, Inc.†	4,025	132,141
Inspire Medical Systems, Inc.†	50	11,644
Integer Holdings Corp.†	975	87,106
LivaNova PLC†	500	39,595
SeaSpine Holdings Corp.†	300	4,719
SmileDirectClub, Inc.†	5,522	29,377
Zynex, Inc.†	2,400	27,336
		380,924
Medical-Biomedical/Gene — 1.9%
ACADIA Pharmaceuticals, Inc.†	875	14,534
Alder Biopharmaceuticals, Inc. CVR†(1)	2,000	1,760
Amicus Therapeutics, Inc.†	6,500	62,075
Arena Pharmaceuticals, Inc.†	1,765	105,106
Atara Biotherapeutics, Inc.†	4,725	84,577
Biohaven Pharmaceutical Holding Co., Ltd.†	75	10,418
Black Diamond Therapeutics, Inc.†	2,825	23,900
Bluebird Bio, Inc.†	265	5,064
Bridgebio Pharma, Inc.†	475	22,263
CytomX Therapeutics, Inc.†	4,225	21,505
Decibel Therapeutics, Inc.†	39	301
Dicerna Pharmaceuticals, Inc.†	1,150	23,184
Eiger BioPharmaceuticals, Inc.†	1,475	9,853
Emergent BioSolutions, Inc.†	100	5,007
Esperion Therapeutics, Inc.†	200	2,410
Homology Medicines, Inc.†	375	2,951
Insmed, Inc.†	1,725	47,506
Intercept Pharmaceuticals, Inc.†	2,575	38,239

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Ligand Pharmaceuticals, Inc.†	350	$48,762
Myriad Genetics, Inc.†	1,075	34,712
Puma Biotechnology, Inc.†	1,925	13,494
REGENXBIO, Inc.†	1,325	55,544
Royalty Pharma PLC, Class A	23,958	865,842
Sana Biotechnology, Inc.†	20	450
Sensei Biotherapeutics, Inc.†	2,250	23,670
Sigilon Therapeutics, Inc.†	1,500	8,475
Sutro Biopharma, Inc.†	225	4,250
TG Therapeutics, Inc.†	950	31,616
Travere Therapeutics, Inc.†	1,100	26,675
Turning Point Therapeutics, Inc.†	200	13,286
UroGen Pharma, Ltd.†	775	13,036
WaVe Life Sciences, Ltd.†	2,475	12,128
Xencor, Inc.†	2,500	81,650
Y-mAbs Therapeutics, Inc.†	75	2,141
		1,716,384
Medical-Drugs — 0.7%
Amphastar Pharmaceuticals, Inc.†	1,900	36,119
Athenex, Inc.†	1,375	4,139
Catalyst Pharmaceuticals, Inc.†	10,900	57,770
Coherus Biosciences, Inc.†	6,850	110,079
Corcept Therapeutics, Inc.†	5,550	109,224
Eagle Pharmaceuticals, Inc.†	1,475	82,276
Fulcrum Therapeutics, Inc.†	1,883	53,119
Gritstone Oncology, Inc.†	250	2,700
Harpoon Therapeutics, Inc.†	2,957	23,360
Landos Biopharma, Inc.†	1,726	25,200
Lannett Co., Inc.†	5,328	15,984
Madrigal Pharmaceuticals, Inc.†	400	31,916
Marinus Pharmaceuticals, Inc.†	4,256	48,433
Vanda Pharmaceuticals, Inc.†	4,600	78,844
		679,163
Medical-Generic Drugs — 0.0%
Amneal Pharmaceuticals, Inc.†	4,550	24,297
Arvinas, Inc.†	25	2,055
		26,352
Medical-HMO — 0.0%
Tivity Health, Inc.†	225	5,189
Medical-Hospitals — 0.1%
Tenet Healthcare Corp.†	1,225	81,389
Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	25	1,872
Medical-Outpatient/Home Medical — 0.1%
LHC Group, Inc.†	300	47,073
ModivCare, Inc.†	25	4,541
		51,614
Security Description	Shares	Value (Note 2)
Medical-Wholesale Drug Distribution — 0.1%
AdaptHealth Corp.†	3,075	$71,617
Owens & Minor, Inc.	1,125	35,201
		106,818
Metal Processors & Fabrication — 0.0%
AZZ, Inc.	250	13,300
Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	50	2,635
Metal-Aluminum — 0.1%
Alcoa Corp.†	700	34,258
Arconic Corp.†	875	27,597
Kaiser Aluminum Corp.	150	16,344
		78,199
Motion Pictures & Services — 0.1%
Lions Gate Entertainment Corp., Class A†	5,725	81,238
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,025	41,482
Networking Products — 0.1%
A10 Networks, Inc.†	5,125	69,085
Extreme Networks, Inc.†	5,675	55,899
		124,984
Office Furnishings-Original — 0.1%
HNI Corp.	1,075	39,474
Steelcase, Inc., Class A	3,300	41,844
		81,318
Office Supplies & Forms — 0.0%
ACCO Brands Corp.	2,316	19,894
Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	2,075	18,675
Oil Companies-Exploration & Production — 0.5%
Antero Resources Corp.†	3,125	58,781
CNX Resources Corp.†	3,325	41,961
Falcon Minerals Corp.	325	1,528
Magnolia Oil & Gas Corp., Class A	3,325	59,152
Matador Resources Co.	275	10,461
Oasis Petroleum, Inc.	160	15,907
Ovintiv, Inc.	3,675	120,834
PDC Energy, Inc.	1,675	79,378
Range Resources Corp.†	2,325	52,615
		440,617
Oil Refining & Marketing — 0.0%
Delek US Holdings, Inc.†	575	10,333
Oil-Field Services — 0.2%
ChampionX Corp.†	425	9,503
Matrix Service Co.†	2,744	28,702
MRC Global, Inc.†	3,150	23,121
National Energy Services Reunited Corp.†	700	8,764
NexTier Oilfield Solutions, Inc.†	4,575	21,045
NOW, Inc.†	7,600	58,140

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil-Field Services (continued)
Oceaneering International, Inc.†	350	$4,662
Oil States International, Inc.†	1,325	8,467
ProPetro Holding Corp.†	1,700	14,705
Select Energy Services, Inc., Class A†	725	3,763
		180,872
Optical Supplies — 0.1%
STAAR Surgical Co.†	640	82,259
Paper & Related Products — 0.1%
Domtar Corp.†	125	6,817
Glatfelter Corp.	1,950	27,495
Neenah, Inc.	200	9,322
Verso Corp., Class A	925	19,194
		62,828
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	2,125	152,787
Pharmacy Services — 0.1%
Option Care Health, Inc.†	2,600	63,076
Power Converter/Supply Equipment — 0.0%
Powell Industries, Inc.	750	18,428
Printing-Commercial — 0.0%
Ennis, Inc.	1,575	29,689
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	2,400	32,232
Real Estate Investment Trusts — 1.3%
Agree Realty Corp.	565	37,420
Alexander & Baldwin, Inc.	801	18,775
American Assets Trust, Inc.	275	10,291
American Finance Trust, Inc.	625	5,025
Americold Realty Trust	575	16,704
Apple Hospitality REIT, Inc.	1,725	27,134
Ares Commercial Real Estate Corp.	625	9,425
Blackstone Mtg. Trust, Inc., Class A	725	21,982
Broadstone Net Lease, Inc.	975	24,190
CareTrust REIT, Inc.	900	18,288
CatchMark Timber Trust, Inc., Class A	725	8,606
Centerspace	175	16,538
Chatham Lodging Trust†	200	2,450
City Office REIT, Inc.	975	17,414
Community Healthcare Trust, Inc.	300	13,557
Corporate Office Properties Trust	950	25,631
DiamondRock Hospitality Co.†	1,900	17,955
DigitalBridge Group, Inc.†	2,275	13,718
Easterly Government Properties, Inc.	450	9,297
Ellington Financial, Inc.	1,200	21,948
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Equity LifeStyle Properties, Inc.	50	$3,905
Essential Properties Realty Trust, Inc.	550	15,356
First Industrial Realty Trust, Inc.	600	31,248
Four Corners Property Trust, Inc.	1,225	32,903
Getty Realty Corp.	950	27,844
Gladstone Commercial Corp.	925	19,453
Global Medical REIT, Inc.	100	1,470
Global Net Lease, Inc.	500	8,010
Granite Point Mtg. Trust, Inc.	275	3,622
Great Ajax Corp.	100	1,349
Healthcare Realty Trust, Inc.	775	23,079
Highwoods Properties, Inc.	200	8,772
Independence Realty Trust, Inc.	1,025	20,859
Innovative Industrial Properties, Inc.	60	13,870
Kite Realty Group Trust	1,175	23,923
KKR Real Estate Finance Trust, Inc.	1,700	35,870
Ladder Capital Corp.	1,825	20,166
Lexington Realty Trust	1,625	20,719
MFA Financial, Inc.	1,425	6,512
National Storage Affiliates Trust	875	46,191
PennyMac Mtg. Investment Trust	1,975	38,888
Phillips Edison & Co., Inc.	400	12,284
Physicians Realty Trust	1,150	20,263
Piedmont Office Realty Trust, Inc., Class A	1,150	20,045
Plymouth Industrial REIT, Inc.	1,100	25,025
PotlatchDeltic Corp.	525	27,079
Ready Capital Corp.	350	5,051
Redwood Trust, Inc.	3,500	45,115
Retail Opportunity Investments Corp.	550	9,581
Retail Properties of America, Inc., Class A	1,025	13,202
Ryman Hospitality Properties, Inc.†	300	25,110
Sabra Health Care REIT, Inc.	2,050	30,176
SITE Centers Corp.	725	11,194
STAG Industrial, Inc.	1,500	58,875
Summit Hotel Properties, Inc.†	400	3,852
Sunstone Hotel Investors, Inc.†	3,575	42,685
Terreno Realty Corp.	740	46,790
TPG RE Finance Trust, Inc.	1,050	12,999
UMH Properties, Inc.	575	13,168
Xenia Hotels & Resorts, Inc.†	1,600	28,384
		1,191,235

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Management/Services — 0.0%
Realogy Holdings Corp.†	2,225	$39,027
Real Estate Operations & Development — 0.0%
Kennedy-Wilson Holdings, Inc.	700	14,644
Rental Auto/Equipment — 0.4%
Herc Holdings, Inc.†	1,700	277,882
PROG Holdings, Inc.	1,425	59,864
		337,746
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	480	75,518
Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A†	2,025	76,201
Children's Place, Inc.†	250	18,815
Guess?, Inc.	1,100	23,111
Lululemon Athletica, Inc.†	1,004	406,319
Winmark Corp.	50	10,751
		535,197
Retail-Automobile — 0.1%
Group 1 Automotive, Inc.	75	14,091
Lithia Motors, Inc.	50	15,852
Rush Enterprises, Inc., Class A	275	12,419
Sonic Automotive, Inc., Class A	675	35,464
		77,826
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	900	15,548
Retail-Discount — 1.0%
Costco Wholesale Corp.	2,018	906,788
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	335	26,452
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	275	24,063
Retail-Petroleum Products — 0.1%
Murphy USA, Inc.	555	92,829
Retail-Regional Department Stores — 0.2%
Dillard's, Inc., Class A	375	64,695
Macy's, Inc.	3,175	71,755
		136,450
Retail-Restaurants — 0.1%
Bloomin' Brands, Inc.†	2,800	70,000
Del Taco Restaurants, Inc.	3,800	33,174
		103,174
Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.	350	24,759
Zumiez, Inc.†	975	38,766
		63,525
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	249	4,407
Security Description	Shares	Value (Note 2)
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	175	$3,425
Trinseo SA	450	24,291
		27,716
Satellite Telecom — 0.2%
EchoStar Corp., Class A†	2,825	72,066
Gogo, Inc.†	4,925	85,202
		157,268
Savings & Loans/Thrifts — 0.3%
Axos Financial, Inc.†	775	39,943
Brookline Bancorp, Inc.	1,625	24,798
Flushing Financial Corp.	375	8,475
HomeTrust Bancshares, Inc.	650	18,187
Investors Bancorp, Inc.	1,275	19,265
Meridian Bancorp, Inc.	2,750	57,090
Northfield Bancorp, Inc.	2,600	44,616
People's United Financial, Inc.	622	10,866
Washington Federal, Inc.	1,525	52,323
		275,563
Schools — 0.0%
Coursera, Inc.†	253	8,007
Security Services — 0.0%
Brink's Co.	225	14,243
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	250	20,588
Semiconductor Equipment — 1.4%
ASML Holding NV	1,609	1,198,882
Cohu, Inc.†	1,475	47,111
Veeco Instruments, Inc.†	1,400	31,094
		1,277,087
Software Tools — 0.0%
Digital Turbine, Inc.†	375	25,781
Steel Pipe & Tube — 0.0%
Advanced Drainage Systems, Inc.	130	14,062
Steel-Producers — 0.1%
Cleveland-Cliffs, Inc.†	1,425	28,229
Commercial Metals Co.	1,150	35,029
United States Steel Corp.	275	6,042
		69,300
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.†	1,325	22,035
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.†	615	5,652
Vonage Holdings Corp.†	4,675	75,361
		81,013
Telecommunication Equipment — 0.0%
ADTRAN, Inc.	725	13,601
Television — 0.1%
AMC Networks, Inc., Class A†	1,225	57,073
Sinclair Broadcast Group, Inc., Class A	2,100	66,528
		123,601

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares/ Principal Amount(8)	Value (Note 2)
COMMON STOCKS (continued)
Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A†	950	$36,157
Cinemark Holdings, Inc.†	600	11,526
		47,683
Therapeutics — 0.1%
Akebia Therapeutics, Inc.†	10,225	29,448
Flexion Therapeutics, Inc.†	1,925	11,742
Sarepta Therapeutics, Inc.†	875	80,920
		122,110
Transport-Marine — 0.0%
Costamare, Inc.	900	13,941
Dorian LPG, Ltd.	791	9,816
		23,757
Transport-Services — 0.1%
Echo Global Logistics, Inc.†	786	37,500
Hub Group, Inc., Class A†	350	24,063
		61,563
Transport-Truck — 0.2%
ArcBest Corp.	1,450	118,566
Schneider National, Inc., Class B	275	6,254
Werner Enterprises, Inc.	200	8,854
		133,674
Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	27,325	84,434
Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	375	15,892
USANA Health Sciences, Inc.†	790	72,838
		88,730
Water — 0.1%
American States Water Co.	1,525	130,418
X-Ray Equipment — 0.0%
Varex Imaging Corp.†	525	14,805
Total Common Stocks (cost $39,854,499)		52,206,443
ASSET BACKED SECURITIES — 10.1%
Diversified Financial Services — 10.1%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(2)	$110,000	119,533
510 Asset Backed Trust Series 2021-NPL2, Class A1 2.12% due 06/25/2061*(3)(4)	95,522	95,490
510 Asset Backed Trust Series 2021-NPL1, Class A1 2.24% due 06/25/2061*(3)(4)	91,090	91,074
Affirm Asset Securitization Trust Series 2020-Z2, Class A 1.90% due 01/15/2025*	52,982	53,372
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.43% (1 ML+0.34%) due 01/25/2037(3)	$25	$66
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	35,000	35,960
Angel Oak Mtg. Trust VRS Series 2021-1, Class A1 0.91% due 01/25/2066*(3)(5)	48,650	48,348
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(3)(5)	40,269	40,219
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(3)(5)	41,561	41,689
Angel Oak Mtg. Trust VRS Series 2021-3, Class A1 1.07% due 05/25/2066*(3)(5)	70,998	70,984
Angel Oak Mtg. Trust VRS Series 2021-4, Class A2 1.24% due 01/20/2065*(3)(5)	47,503	47,434
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(3)(5)	49,271	49,617
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.66% (1 ML+1.58%) due 10/25/2034	5,807	6,042
Bain Capital Credit CLO, Ltd. FRS Series 2019-1A, Class AR 1.26% (3 ML+1.13%) due 04/19/2034*(7)	100,000	99,975
BANK VRS Series 2017-BNK8, Class XA 0.86% due 11/15/2050(2)(5)(6)	983,006	37,594
BANK VRS Series 2020-BN26, Class XA 1.35% due 03/15/2063(2)(5)(6)	992,038	83,045
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(2)	91,000	101,501
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	45,610	46,699

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	$33,004	$33,324
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(5)	32,101	32,683
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(5)	32,770	33,462
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(5)	42,710	43,040
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	37,787	38,537
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 0.93% (1 ML+0.85%) due 08/15/2036*(2)	131,000	130,997
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.73% due 02/25/2036(3)(5)	42,730	40,656
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.49% (1 ML + 1.40%) due 10/15/2029*(3)	37,196	37,208
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.65% due 01/15/2051(2)(5)(6)	184,009	4,825
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.66% due 07/15/2051(2)(5)(6)	317,939	8,094
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.80% due 01/15/2052(2)(5)(6)	963,426	36,200
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.39% due 03/15/2062(2)(5)(6)	299,993	21,812
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.64% due 01/15/2054(2)(5)(6)	149,785	17,648
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.92% due 07/15/2053(2)(5)(6)	$99,874	$10,967
BlueMountain CLO XXXI, Ltd. FRS Series 2021-31A, Class A1 1.27% (3 ML+1.15%) due 04/19/2034*(7)	250,000	249,937
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(5)	28,520	28,910
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(2)	65,000	69,468
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.50% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	16,842	16,887
COLT Funding LLC VRS Series 2021-1, Class A1 0.91% due 06/25/2066*(3)(5)	51,515	51,462
COLT Mtg. Loan Trust VRS Series 2021-2, Class A3 1.34% due 08/25/2066*(3)(5)	49,175	49,141
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 0.98% (1 ML+0.90%) due 10/15/2034*(2)	10,661	10,668
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(2)	90,000	95,914
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(2)	105,000	108,864
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(2)	114,449	121,385
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(2)	123,000	131,267
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(2)	60,000	64,424
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	17,883	12,619
Credit Suisse Mtg. Capital Certs. VRS Series 2021-NQM4, Class A1 1.10% due 05/25/2066*(3)(5)	91,852	91,734

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Credit Suisse Mtg. Trust VRS Series 2021-NQM2, Class A1 1.18% due 02/25/2066*(3)(5)	$79,771	$79,827
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.88% due 06/15/2057(2)(5)(6)	909,431	20,000
CSMC Trust VRS Series 2021-NQM5, Class A1 0.94% due 05/25/2066*(3)(5)	98,310	97,769
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(3)(5)	28,535	29,880
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.83% due 09/15/2053(2)(5)(6)	99,846	9,747
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(2)	115,000	121,985
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(2)	59,001	61,700
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.66% due 04/25/2051*	49,875	51,270
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	48,625	50,344
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	30,000	30,741
Eagle RE, Ltd. FRS Series 2018-1, Class M1 1.79% (1 ML+1.70%) due 11/25/2028*(3)	51,619	51,670
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	70,000	71,747
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	20,000	20,595
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(3)(5)	28,987	29,495
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
GCAT Trust VRS Series 2021-NQM1, Class A1 0.87% due 01/25/2066*(3)(5)	$76,764	$76,617
GCAT Trust VRS Series 2021-NQM3, Class A1 1.09% due 05/25/2066*(3)(5)	92,826	92,834
GCAT Trust VRS Series 2021-NQM4, Class A1 1.09% due 08/25/2066*(3)(5)	97,491	97,453
GS Mtg. Securities Corp. Trust VRS Series 2018-GS10, Class XA 0.47% due 07/10/2051(2)(5)(6)	1,058,304	23,140
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(2)	110,000	111,663
GS Mtg. Securities Corp. Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(2)	86,000	91,787
GS Mtg. Securities Corp. Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(2)	17,178	17,218
GS Mtg. Securities Corp. Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(2)	115,000	122,321
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(2)	30,000	33,913
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.33% due 04/25/2036(3)(5)	3,640	2,893
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.78% due 03/25/2047(3)(5)	10,676	8,375
Home Re, Ltd. FRS Series 2018-1, Class M1 1.69% (1 ML + 1.60%) due 10/25/2028*(3)	17,756	17,781
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.63% (1 ML+0.27%) due 05/25/2035(3)	21,638	21,662
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(2)	80,000	86,276
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(2)	20,000	20,801

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMorgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(2)	$64,000	$67,968
KKR CLO, Ltd. FRS Series 19, Class A1 1.35% (3 ML+1.22%) due 10/15/2030*(7)	250,000	251,050
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(3)(4)	85,327	85,801
LSTAR Securities Investment Trust FRS Series 2021-1, Class A 1.88% (1 ML+1.80%) due 02/01/2026*(3)	73,984	74,209
LSTAR Securities Investment Trust FRS Series 2019-3, Class A1 2.58% (1 ML+2.50%) due 04/01/2024*(3)	56,232	55,955
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 2.59% (1 ML + 1.50%) due 05/01/2024*(3)	57,516	56,757
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.25% (3 ML + 1.12%) due 07/17/2034*(7)	250,000	249,934
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.45% due 12/25/2034(3)(5)	6,815	7,133
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.84% due 02/25/2035(3)(5)	14,388	14,665
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(5)	28,481	28,943
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(5)	41,947	42,755
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.12% due 12/15/2047(2)(5)(6)	182,820	4,585
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(2)	$20,000	$21,353
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.50% due 06/15/2050(2)(5)(6)	98,807	5,438
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	19,670	11,805
MortgageIT Trust FRS Series 2005-4, Class A1 0.65% (1 ML+0.56%) due 10/25/2035(3)	29,517	29,664
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.84% (1 ML + 0.75%) due 01/25/2048*(3)	45,579	45,647
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.59% (1 ML+1.50%) due 06/25/2057*(3)	33,237	33,444
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(3)(5)	53,534	55,637
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)(5)	34,305	36,659
New Residential Mtg. Loan Trust VRS Series 2015-1A, Class A3 3.75% due 05/28/2052*(3)(5)	14,754	15,499
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)(5)	34,364	36,782
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(5)	59,098	63,186
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(3)(5)	60,772	64,750

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(5)	$47,678	$51,090
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(5)	32,723	34,816
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(3)(5)	54,287	57,839
NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(3)(5)	96,209	96,158
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(5)	5,323	5,465
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.49% (1 ML+1.40%) due 07/25/2029*(3)	7,561	7,563
Oaktown Re, Ltd. FRS Series 2018-1A, Class M1 1.64% (1 ML+1.55%) due 07/25/2028*(3)	30,983	30,983
OBX Trust VRS Series 2021-NQM1, Class A1 1.07% due 02/25/2066*(3)(5)	78,579	78,436
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.19% (1 ML+0.10%) due 02/25/2037	29,478	17,992
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.18% (3 ML+1.05%) due 04/30/2027*(7)	76,074	76,078
Preston Ridge Partners Mtg. Series 2020-4, Class A1 2.95% due 10/25/2025*(4)	88,306	88,645
Pretium Mtg. Credit Partners LLC Series 2021-RN1, Class A1 1.99% due 02/25/2061*(3)(4)	94,663	94,535
PRPM LLC Series 2021-7, Class A1 1.87% due 08/25/2026*(3)(4)	97,233	97,167
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.22% (1 ML+0.13%) due 05/25/2037	$64,560	$56,271
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(2)	85,000	87,961
SG Residential Mtg. Trust VRS Series 2021-1, Class A1 1.16% due 07/25/2061*(3)(5)	72,409	72,293
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.21% (3 ML+1.07%) due 04/25/2034*(7)	250,000	249,937
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.59% (1 ML+0.50%) due 11/25/2036	160,000	155,053
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	17,831	17,855
STAR Trust VRS Series 2021-1, Class A1 1.22% due 05/25/2065*(3)(5)	66,962	67,067
Starwood Mtg. Residential Trust VRS Series 2021-3, Class A1 1.13% due 06/25/2056*(3)(5)	93,463	93,271
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	25,000	24,982
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 0.69% (1 ML+0.60%) due 02/25/2057*	24,148	24,148
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(3)(5)	6,152	6,166
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	47,001	47,636
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(5)	21,392	21,651
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	27,129	27,511

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	$54,500	$55,553
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(3)(5)	98,573	100,486
VCAT LLC Series 2021-NPL4, Class A1 1.87% due 08/25/2051*(4)	97,907	97,845
Venture 42 CLO, Ltd. FRS Series 2021-42A, Class A1A 1.31% (3 ML+1.13%) due 04/15/2034*(7)	100,000	99,975
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.38% (3 ML+1.24%) due 04/15/2034*(7)	100,000	99,975
Vericrest Opportunity Loan Trust Series 2021-NP11, Class A1 1.87% due 08/25/2051*(4)	95,801	95,739
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(3)(5)	81,248	81,369
Verus Securitization Trust Series 2020-NPL1, Class A1 3.60% due 08/25/2050*(3)(4)	42,291	42,315
VOLT CIII LLC Series 2021-CF1, Class A1 1.99% due 08/25/2051*(4)	98,957	98,911
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(4)	77,781	77,851
VOLT XCVII LLC Series 2021-NPL6, Class A1 2.24% due 04/25/2051*(4)	81,271	81,282
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 1.03% (3 ML+0.90%) due 01/18/2029*(7)	226,430	226,562
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.34% (3 ML+1.17%) due 07/20/2032*(7)	250,000	249,937
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.05% due 09/15/2057(2)(5)(6)	575,029	17,630
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(2)	$65,000	$69,345
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.54% due 10/25/2036(3)(5)	9,378	9,231
Wendy's Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	84,788	85,453
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,125	50,855
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	30,000	30,433
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	50,000	51,184
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(2)	120,000	128,522
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(2)	110,000	117,457
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(2)	50,111	53,830
Total Asset Backed Securities (cost $9,156,105)		9,282,207
U.S. CORPORATE BONDS & NOTES — 11.6%
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	40,000	42,400
Aerospace/Defense — 0.2%
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	17,247
Boeing Co. Senior Notes 5.15% due 05/01/2030	40,000	46,848
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	20,000	25,973
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,112
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	35,000	38,533

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	$15,000	$18,130
		148,843
Aerospace/Defense-Equipment — 0.0%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	35,000	36,874
Apparel Manufacturers — 0.2%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	40,000	43,320
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	100,000	103,875
		147,195
Applications Software — 0.1%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	51,000	55,187
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	4,000	3,858
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	21,000	22,095
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	45,000	47,548
		128,688
Auto-Cars/Light Trucks — 0.2%
General Motors Co. Senior Notes 6.13% due 10/01/2025	75,000	87,846
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	20,000	19,742
General Motors Financial Co., Inc. Senior Notes 1.50% due 06/10/2026	85,000	84,476
		192,064
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	30,000	30,385
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	30,000	31,242
Banks-Super Regional — 0.3%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	25,000	25,990
Security Description	Principal Amount(8)	Value (Note 2)
Banks-Super Regional (continued)
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	$35,000	$36,665
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	10,000	10,724
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	120,000	128,553
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	42,758
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	15,000	20,289
		264,979
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	40,000	43,042
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	10,000	12,311
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	50,000	64,648
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	12,000	12,820
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	15,000	16,794
		149,615
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	30,000	32,461
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	2,000	2,181
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	50,000	52,111
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	12,466
		99,219

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction Products-Misc. — 0.2%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	$46,000	$49,220
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	30,000	28,551
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	50,000	51,000
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	40,000	41,500
		170,271
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	40,000	46,362
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	24,000	27,023
		73,385
Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	15,000	15,225
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	80,000	82,538
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	85,000	81,112
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	55,000	61,586
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,869
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	15,000	20,356
Comcast Corp. Company Guar. Notes 2.89% due 11/01/2051*	20,000	19,123
Security Description	Principal Amount(8)	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 2.99% due 11/01/2063*	$29,000	$27,014
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	10,641
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	25,000	26,355
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	25,000	28,050
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	17,625
Cox Communications, Inc. Senior Notes 2.60% due 06/15/2031*	25,000	25,274
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	28,000	29,639
Sirius XM Radio, Inc. Company Guar. Notes 3.13% due 09/01/2026*	80,000	81,100
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	20,000	21,687
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	50,365
		603,559
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	15,000	15,315
Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	65,000	65,543
T-Mobile USA, Inc. Company Guar. Notes 3.38% due 04/15/2029*	30,000	31,297
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	35,000	37,694
T-Mobile USA, Inc. Company Guar. Notes 3.50% due 04/15/2031*	30,000	31,639
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	35,000	38,707
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	15,000	17,446
		222,326
Chemicals-Diversified — 0.0%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	35,000	37,582

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	$5,000	$6,048
Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	20,000	20,962
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	65,000	68,913
		89,875
Computer Services — 0.1%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	95,000	97,386
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	10,000	10,263
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	15,000	16,173
		123,822
Computers — 0.2%
Apple, Inc. Senior Notes 1.40% due 08/05/2028	80,000	78,679
Apple, Inc. Senior Notes 2.20% due 09/11/2029	45,000	46,290
Apple, Inc. Senior Notes 2.65% due 02/08/2051	40,000	38,184
Apple, Inc. Senior Notes 3.45% due 02/09/2045	10,000	11,048
Apple, Inc. Senior Notes 3.85% due 05/04/2043	5,000	5,828
Apple, Inc. Senior Notes 4.38% due 05/13/2045	5,000	6,286
HP, Inc. Senior Notes 2.20% due 06/17/2025	10,000	10,316
		196,631
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	15,000	15,188
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	25,000	25,730
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	25,000	26,250
		67,168
Security Description	Principal Amount(8)	Value (Note 2)
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	$110,000	$115,913
Containers-Paper/Plastic — 0.1%
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	45,000	48,713
Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	35,000	36,082
Diversified Banking Institutions — 1.9%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	55,000	57,475
Bank of America Corp. Senior Notes 3.31% due 04/22/2042	45,000	47,242
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	125,000	133,512
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	30,000	32,953
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	80,000	94,437
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	35,000	43,567
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	30,000	30,046
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	16,165
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	190,000	201,800
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	50,000	54,874
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	25,000	28,070
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	25,000	28,838
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	15,000	14,432
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	50,000	49,491
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	75,000	75,766

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	$55,000	$56,065
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	21,416
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	65,000	71,875
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	10,000	11,504
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	15,000	15,195
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	45,000	46,739
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	10,000	10,295
JPMorgan Chase & Co. Senior Notes 3.16% due 04/22/2042	65,000	67,340
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	85,000	89,771
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	110,000	119,723
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	35,000	38,616
Morgan Stanley Senior Notes 1.59% due 05/04/2027	70,000	70,155
Morgan Stanley Senior Notes 1.79% due 02/13/2032	70,000	66,588
Morgan Stanley Senior Notes 1.93% due 04/28/2032	55,000	52,684
Morgan Stanley Senior Notes 2.24% due 07/21/2032	30,000	29,505
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	10,029
Morgan Stanley Senior Notes 2.70% due 01/22/2031	25,000	25,774
Morgan Stanley Senior Notes 3.13% due 07/27/2026	20,000	21,583
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.59% due 07/22/2028	$15,000	$16,441
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	16,520
		1,766,486
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	55,000	61,084
E-Commerce/Services — 0.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	112,000	116,760
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	20,000	22,072
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	5,860
Oglethorpe Power Corp. 1st Mtg. Bonds 3.75% due 08/01/2050	5,000	5,302
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	24,679
Sempra Energy Senior Notes 3.40% due 02/01/2028	25,000	26,942
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	11,047
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,575
		101,477
Electric-Integrated — 0.8%
AES Corp. Senior Notes 3.30% due 07/15/2025*	20,000	21,244
Alabama Power Co. Senior Notes 3.45% due 10/01/2049	25,000	26,922
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	10,000	11,696
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	20,000	20,468
Duke Energy Carolinas LLC 1st Mtg. Notes 2.55% due 04/15/2031	10,000	10,346

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Duke Energy Corp. Senior Notes 2.55% due 06/15/2031	$30,000	$30,361
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	20,000	21,306
Duke Energy Indiana LLC 1st Mtg. Notes 2.75% due 04/01/2050	25,000	23,848
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	10,000	11,132
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	30,000	36,417
Duquesne Light Holdings, Inc. Senior Notes 2.78% due 01/07/2032*	20,000	19,957
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	5,035
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	10,000	10,447
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	30,000	31,477
Exelon Corp. Senior Notes 3.95% due 06/15/2025	45,000	48,977
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,945
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	20,000	19,300
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	60,000	57,682
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	25,000	29,087
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	25,000	26,701
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	20,000	20,463
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	25,000	26,100
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	65,000	61,762
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.95% due 07/01/2050	15,000	15,893
Security Description	Principal Amount(8)	Value (Note 2)
Electric-Integrated (continued)
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	$5,000	$5,872
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	5,927
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	30,000	31,590
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	35,000	37,362
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	20,000	22,000
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	15,549
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	10,000	10,700
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,444
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,381
Southern Co. Senior Notes 3.25% due 07/01/2026	25,000	26,877
		763,268
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	30,000	31,451
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,457
		43,908
Electronic Components-Semiconductors — 0.4%
Broadcom, Inc. Senior Notes 3.14% due 11/15/2035*	5,000	4,977
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	35,000	34,841
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	75,000	77,728
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	15,000	16,789
Intel Corp. Senior Notes 2.45% due 11/15/2029	15,000	15,629

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)
Intel Corp. Senior Bonds 2.80% due 08/12/2041	$40,000	$39,787
Intel Corp. Senior Bonds 3.05% due 08/12/2051	40,000	39,899
Intel Corp. Senior Notes 3.10% due 02/15/2060	5,000	4,904
Marvell Technology, Inc. Company Guar. Notes 2.45% due 04/15/2028*	40,000	40,717
Marvell Technology, Inc. Company Guar. Notes 2.95% due 04/15/2031*	30,000	30,802
Microchip Technology, Inc. 2.67% due 09/01/2023	45,000	46,652
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	25,000	27,668
		380,393
Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	40,000	40,873
Oracle Corp. Senior Notes 2.88% due 03/25/2031	35,000	36,045
Oracle Corp. Senior Notes 3.85% due 04/01/2060	55,000	55,736
Oracle Corp. Senior Notes 3.95% due 03/25/2051	15,000	15,895
Oracle Corp. Senior Notes 4.00% due 11/15/2047	20,000	21,310
Oracle Corp. Senior Notes 4.10% due 03/25/2061	20,000	21,242
		191,101
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	48,000	52,345
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	35,000	37,460
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	15,000	15,447
		52,907
Security Description	Principal Amount(8)	Value (Note 2)
Finance-Other Services — 0.2%
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	$135,000	$142,286
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	10,839
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	6,625
Kellogg Co. Senior Notes 3.40% due 11/15/2027	35,000	38,235
		55,699
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	65,000	64,919
Service Corp. International Senior Notes 5.13% due 06/01/2029	51,000	55,444
		120,363
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	23,000	24,984
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	25,000	27,383
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	50,000	54,837
		107,204
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	80,000	83,000
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	50,000	54,750
		137,750
Independent Power Producers — 0.1%
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	25,000	25,407
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	25,000	25,351
		50,758

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	$25,000	$25,510
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	30,000	32,259
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	21,502
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	11,601
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	12,576
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	21,333
		124,781
Insurance-Life/Health — 0.2%
Athene Global Funding Sec. Notes 2.65% due 10/04/2031*	35,000	34,996
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	50,000	60,301
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	55,000	54,599
Unum Group Senior Notes 4.13% due 06/15/2051	5,000	5,050
Unum Group Senior Notes 4.50% due 12/15/2049	25,000	26,707
		181,653
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	11,806
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	45,000	46,439
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	16,766
		75,011
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	50,000	50,797
Security Description	Principal Amount(8)	Value (Note 2)
Machinery-General Industrial — 0.0%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	$25,000	$25,639
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	15,000	15,380
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	50,000	54,989
		70,369
Medical Products — 0.1%
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	70,000	73,675
Medical-Biomedical/Gene — 0.1%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,037
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	60,000	57,545
		59,582
Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	20,000	21,548
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	5,000	5,931
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	20,000	24,039
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	65,000	65,280
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	50,000	49,528
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	25,000	23,412
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	20,000	22,105
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	55,000	60,037
		271,880
Medical-HMO — 0.3%
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	5,000	6,448
Centene Corp. Senior Notes 3.38% due 02/15/2030	25,000	25,844

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
Centene Corp. Senior Notes 4.63% due 12/15/2029	$75,000	$81,750
Humana, Inc. Senior Notes 2.15% due 02/03/2032	15,000	14,634
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	15,000	15,143
Kaiser Foundation Hospitals Notes 3.00% due 06/01/2051	25,000	25,480
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	26,187
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	25,000	25,030
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	40,000	44,253
		264,769
Medical-Hospitals — 0.1%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	5,371
HCA, Inc. Senior Sec. Notes 2.38% due 07/15/2031	5,000	4,908
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	20,000	21,188
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	25,000	29,742
Sutter Health Notes 3.36% due 08/15/2050	15,000	15,827
		77,036
Multimedia — 0.0%
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	10,000	11,425
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	5,000	5,967
		17,392
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	65,000	67,600
Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	104,000	106,600
Security Description	Principal Amount(8)	Value (Note 2)
Office Automation & Equipment (continued)
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	$10,000	$10,362
Xerox Holdings Corp. Company Guar. Notes 5.50% due 08/15/2028*	40,000	41,411
		158,373
Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 4.88% due 11/15/2027	30,000	32,716
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	30,000	33,187
Hess Corp. Senior Notes 7.13% due 03/15/2033	9,000	12,157
Hess Corp. Senior Notes 7.30% due 08/15/2031	15,000	20,270
		98,330
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	15,000	14,208
BP Capital Markets America, Inc. Company Guar. Notes 3.06% due 06/17/2041	5,000	5,038
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	15,000	14,866
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	30,000	33,395
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	25,000	29,622
		97,129
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	25,000	27,897
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	10,000	11,778
Pharmacy Services — 0.1%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	65,000	64,834
CVS Health Corp. Senior Notes 4.13% due 04/01/2040	30,000	34,314
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	25,723
		124,871

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 0.2%
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	$80,000	$101,601
Enterprise Products Operating LLC Company Guar. Notes 3.30% due 02/15/2053	5,000	4,881
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	10,000	11,297
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	10,000	12,567
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	30,000	30,816
MPLX LP Senior Notes 1.75% due 03/01/2026	10,000	10,057
MPLX LP Senior Notes 4.70% due 04/15/2048	5,000	5,768
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	6,063
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	15,000	15,358
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	30,000	32,709
		231,117
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 1.45% due 09/15/2026	15,000	14,907
American Tower Corp. Senior Notes 1.50% due 01/31/2028	5,000	4,839
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	20,794
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	15,000	14,949
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	40,000	43,160
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	23,383
Security Description	Principal Amount(8)	Value (Note 2)
Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	$10,000	$11,732
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	41,420
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	50,000	50,633
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	5,000	5,188
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	5,000	5,403
		236,408
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	20,000	20,500
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	40,000	42,290
		62,790
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	10,000	10,835
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	30,000	32,439
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	50,000	51,875
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	25,000	26,038
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	25,000	27,193
		53,231
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	5,000	5,043
Howard University Notes 2.80% due 10/01/2030	5,000	5,108

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Schools (continued)
Howard University Notes 2.90% due 10/01/2031	$40,000	$41,367
		51,518
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	40,000	38,169
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	59,000	58,010
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	40,000	40,524
AT&T, Inc. Senior Notes 3.65% due 09/15/2059	2,000	1,974
AT&T, Inc. Senior Notes 3.80% due 12/01/2057	25,000	25,560
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	5,000	5,845
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	20,000	18,751
Verizon Communications, Inc. Senior Bonds 2.85% due 09/03/2041	15,000	14,607
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	100,000	106,844
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	85,000	88,585
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	5,000	5,244
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	11,827
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	15,000	18,573
		434,513
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 3.70% due 02/04/2051	25,000	23,613
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	40,000	39,667
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	25,000	26,287
		89,567
Security Description	Principal Amount(8)	Value (Note 2)
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	$119,000	$119,595
Transport-Rail — 0.1%
Union Pacific Corp. Senior Notes 2.38% due 05/20/2031	35,000	35,810
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062	40,000	38,449
		74,259
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	30,000	31,489
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	25,000	27,315
		58,804
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	10,000	11,783
Total U.S. Corporate Bonds & Notes (cost $10,336,842)		10,619,279
FOREIGN CORPORATE BONDS & NOTES — 1.1%
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	25,000	34,156
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	50,000	55,158
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	25,000	26,775
		81,933
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	6,156
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000	27,531
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	17,000	19,251

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 1.75% due 09/02/2027	$10,000	$9,951
Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	35,000	33,518
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050	10,000	9,799
		53,268
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	50,000	52,375
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	50,000	47,937
		100,312
Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	30,000	31,113
Networking Products — 0.1%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	45,000	49,387
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000	27,300
		76,687
Oil Companies-Exploration & Production — 0.1%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	15,000	15,300
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	10,000	10,250
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	30,000	30,788
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	50,000	54,856
		111,194
Oil Companies-Integrated — 0.3%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	20,000	20,482
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	20,000	22,306
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	10,000	11,478
Security Description	Principal Amount(8)	Value (Note 2)
Oil Companies-Integrated (continued)
Qatar Petroleum Senior Notes 2.25% due 07/12/2031*	$200,000	$198,080
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050	15,000	15,896
		268,242
Paper & Related Products — 0.0%
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032	30,000	28,973
Retail-Restaurants — 0.1%
1011778 BC ULC/New Red Finance, Inc. Senior Notes 3.88% due 01/15/2028*	85,000	85,722
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	50,000	54,530
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	8,000	9,248
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*	10,000	12,121
		75,899
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	30,000	30,004
Total Foreign Corporate Bonds & Notes (cost $997,762)		1,030,441
MUNICIPAL BONDS & NOTES — 0.8%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	5,000	5,738
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	18,183
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	45,000	53,733
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	10,000	11,270
County of Riverside, CA Revenue Bonds 2.86% due 02/15/2026	70,000	74,600
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028	70,000	75,659

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	$65,000	$65,701
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	30,000	35,178
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	80,000	109,185
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	19,000	28,528
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	80,000	88,907
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	85,000	109,152
State of California General Obligation Bonds 7.30% due 10/01/2039	15,000	23,708
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	33,091	34,926
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,428
Total Municipal Bonds & Notes (cost $664,823)		744,896
U.S. GOVERNMENT AGENCIES — 16.4%
Federal Home Loan Mtg. Corp. — 0.5%
2.50% due 01/01/2028	2,051	2,153
2.50% due 04/01/2028	6,799	7,136
3.00% due 08/01/2027	2,018	2,125
3.50% due 03/01/2042	3,405	3,709
3.50% due 08/01/2042	13,337	14,447
3.50% due 09/01/2043	12,091	13,200
4.00% due 10/01/2043	13,757	15,218
4.50% due 01/01/2039	429	481
5.00% due 05/01/2034	7,074	7,994
5.50% due 07/01/2034	2,931	3,352
5.50% due 05/01/2037	1,012	1,180
6.00% due 08/01/2026	5,199	5,832
6.50% due 05/01/2029	530	598
7.50% due 08/01/2023	10	10
Federal Home Loan Mtg. Corp. FRS 1.68% (6 ML+1.49%) due 02/01/2037	460	478
Security Description	Principal Amount(8)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.64% due 01/25/2034(2)(5)(6)	$174,721	$8,418
Series K064, Class X1 0.74% due 03/25/2027(2)(5)(6)	301,570	9,027
Series K122, Class X1 0.97% due 11/25/2030(2)(5)(6)	99,890	6,887
Series K121, Class X1 1.12% due 10/25/2030(2)(5)(6)	111,844	8,842
Series K114, Class X1 1.21% due 06/25/2030(2)(5)(6)	204,653	17,545
Series K104, Class X1 1.25% due 01/25/2030(2)(5)(6)	169,616	13,786
Series K111, Class X1 1.68% due 05/25/2030(2)(5)(6)	99,766	11,740
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2
3.24% due 08/25/2027(2)	68,000	75,053
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(3)	13,820	15,073
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-DNA3, Class M1 0.84% (1 ML+0.75%) due 09/25/2048*(3)	177	177
Series 2018-HRP1, Class M2 1.74% (1 ML+1.65%) due 04/25/2043*(3)	12,638	12,671
Series 2019-HQA3, Class M2 1.94% (1 ML + 1.85%) due 09/25/2049*(3)	24,823	24,931
Series 2019-DNA3, Class M2 2.14% (1 ML + 2.05%) due 07/25/2049*(3)	32,532	32,904
Series 2019-HQA1, Class M2 FRS 2.44% (1 ML + 2.35%) due 02/25/2049*(3)	54,294	54,890
Series 2019-DNA2, Class M2 FRS 2.53% (1 ML+2.45%) due 03/25/2049*(3)	39,015	39,600

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., REMIC Series 4216, Class KQ 1.70% due 10/15/2039(3)	$17,216	$17,444
Series 3964, Class MD 2.00% due 01/15/2041(3)	846	860
Series 4961, Class JB 2.50% due 12/15/2042(3)	32,914	34,339
Series 3883, Class PB 3.00% due 05/15/2041(3)	10,845	11,504
Series 1577, Class PK 6.50% due 09/15/2023(3)	325	339
Series 1226, Class Z 7.75% due 03/15/2022(3)	8	8
		473,951
Federal National Mtg. Assoc. — 1.4%
2.50% due 02/01/2043	32,875	34,178
2.50% due 03/01/2043	75,116	78,169
2.64% due 03/01/2027	26,093	27,756
2.78% due 03/01/2027	59,047	63,253
2.97% due 06/01/2027	101,308	109,641
3.00% due 12/01/2027	6,010	6,341
3.00% due 01/01/2028	4,887	5,157
4.50% due 01/01/2039	1,268	1,421
4.50% due 06/01/2039	11,379	12,312
4.50% due 09/01/2039	2,874	3,210
4.50% due 05/01/2041	3,954	4,431
5.00% due 05/01/2035	1,033	1,178
5.00% due 07/01/2040	20,609	23,163
5.50% due 12/01/2029	877	982
5.50% due 06/01/2035	70,009	81,120
5.50% due 06/01/2036	31,683	36,467
5.50% due 08/01/2037	7,301	8,494
5.50% due 06/01/2038	4,254	4,967
6.00% due 12/01/2033	3,934	4,603
6.00% due 05/01/2034	3,115	3,660
6.00% due 08/01/2034	591	695
6.00% due 11/01/2038	793	937
7.00% due 06/01/2037	6,665	7,898
Federal National Mtg. Assoc. Series 415, Class A3 STRIPS 3.00% due 11/25/2042(3)	20,928	21,778
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.19% (1 ML +2.10%) due 06/25/2039*(3)	7,973	7,993
Series 2019-R03, Class 1M2 2.24% (1 ML+2.15%) due 09/25/2031*(3)	8,254	8,304
Series 2019-HRP1, Class M2 2.24% (1 ML+2.15%) due 11/25/2039*(3)	15,992	16,070
Security Description	Principal Amount(8)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2017-C01, Class 1M2 3.64% (1 ML+3.55%) due 07/25/2029(3)	$20,321	$20,928
Series 2016-C07, Class 2M2 4.44% (1 ML+4.35%) due 05/25/2029(3)	32,417	33,778
Federal National Mtg. Assoc. FRS 1.89% (12 ML+1.57%) due 05/01/2037	774	814
2.32% (12 ML+1.82%) due 10/01/2040	869	918
Federal National Mtg. Assoc., REMIC VRS Series 2019-M21, Class X3 1.33% due 06/25/2034(2)(5)(6)	362,499	40,399
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(3)	22,525	22,948
Series 2012-128, Class PD 1.50% due 06/25/2042(3)	32,232	32,833
Series 2013-77, Class BP 1.70% due 06/25/2043(3)	16,127	16,359
Series 2011-117, Class MA 2.00% due 08/25/2040(3)	1,752	1,779
Series 2012-21, Class PQ 2.00% due 09/25/2041(3)	7,826	8,033
Series 2012-18, Class GA 2.00% due 12/25/2041(3)	13,379	13,759
Series 2012-75, Class KC 2.50% due 12/25/2041(3)	13,997	14,401
Series 2016-11, Class GA 2.50% due 03/25/2046(3)	16,617	17,314
Series 2019-54, Class KC 2.50% due 09/25/2049(3)	60,270	62,938
Series 2019-41, Class AC 2.50% due 03/25/2053(3)	27,408	28,203
Series 2015-48, Class QB 3.00% due 02/25/2043(3)	20,020	20,750
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	9,184	9,830
Series 2017-34, Class JK 3.00% due 05/25/2047(3)	9,454	9,726
Series 2019-45, Class PT 3.00% due 08/25/2049(3)	28,981	30,460
Series 2017-96, Class PA 3.00% due 12/25/2054(3)	39,275	40,972
Series 2012-52, Class PA 3.50% due 05/25/2042(3)	10,088	10,803
Series 2017-26, Class CG 3.50% due 07/25/2044(3)	17,662	18,306
Series 2018-38, Class PC 3.50% due 03/25/2045(3)	6,278	6,356
Series 2018-80, Class GD 3.50% due 12/25/2047(3)	14,329	14,850

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2018-23, Class LA 3.50% due 04/25/2048(3)	$21,836	$23,229
Series 2019-7, Class JA 3.50% due 03/25/2049(3)	22,275	23,790
Series 2019-14, Class CA 3.50% due 04/25/2049(3)	26,071	28,234
Series 2017-35, Class AH 3.50% due 04/25/2053(3)	18,915	19,390
Series 2017-84, Class KA 3.50% due 04/25/2053(3)	15,566	15,981
Series 2019-15, Class AB 3.50% due 05/25/2053(3)	27,392	29,405
Series 2018-72, Class BA 3.50% due 07/25/2054(3)	32,099	33,442
Series 2018-19, Class DC 3.50% due 05/25/2056(3)	12,069	12,597
Series 2018-70, Class HA 3.50% due 10/25/2056(3)	21,913	23,049
Series 2019-12, Class HA 3.50% due 11/25/2057(3)	24,729	26,424
Series 2019-7, Class CA 3.50% due 11/25/2057(3)	20,578	21,831
Series 2017-49, Class JA 4.00% due 07/25/2053(3)	16,731	17,339
		1,326,346
Government National Mtg. Assoc. — 3.8%
2.00% due October 30 TBA	225,000	228,094
2.00% due November 30 TBA	425,000	430,030
2.50% due October 30 TBA	250,000	257,930
2.50% due November 30 TBA	100,000	102,992
3.00% due October 30 TBA	475,000	496,078
3.00% due November 30 TBA	450,000	469,178
3.50% due October 30 TBA	1,200,000	1,261,570
4.00% due 07/15/2041	10,361	11,512
4.00% due 08/15/2041	3,504	3,845
4.00% due 10/15/2041	5,127	5,625
4.00% due October 30 TBA	75,000	79,567
4.50% due 06/15/2041	46,052	52,093
6.00% due 11/15/2028	7,654	8,887
7.00% due 07/15/2033	3,309	3,777
Government National Mtg. Assoc., REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(3)	21,572	21,743
Series 2015-151, Class BA 1.70% due 10/20/2045(3)	11,457	11,597
Series 2013-37, Class LG 2.00% due 01/20/2042(3)	17,105	17,441
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	264	292
Series 2005-74, Class HC 7.50% due 09/16/2035(3)	2,531	2,879
		3,465,130
Uniform Mtg. Backed Securities — 10.7%
1.50% due October 15 TBA	215,000	217,049
1.50% due November 15 TBA	210,000	211,747
Security Description	Principal Amount(8)		Value (Note 2)
Uniform Mtg. Backed Securities (continued)
2.00% due October 15 TBA		$450,000	$463,289
2.00% due October 30 TBA		3,240,000	3,246,581
2.00% due November 30 TBA		1,590,000	1,590,373
2.50% due October 30 TBA		1,600,000	1,648,750
3.00% due October 30 TBA		705,000	737,386
3.00% due November 30 TBA		345,000	360,459
3.50% due October 30 TBA		600,000	634,817
4.00% due October 30 TBA		625,000	669,629
			9,780,080
Total U.S. Government Agencies (cost $15,003,279)			15,045,507
U.S. GOVERNMENT TREASURIES — 12.5%
United States Treasury Bonds — 6.1%
0.13% due 02/15/2051 TIPS(9)		26,211	28,559
0.88% due 02/15/2047 TIPS(9)		147,000	187,429
1.00% due 02/15/2048 TIPS(9)		27,673	36,524
1.25% due 05/15/2050		206,000	168,019
1.75% due 08/15/2041		345,000	328,990
1.88% due 02/15/2051		250,000	237,734
2.25% due 05/15/2041		575,000	596,563
2.25% due 08/15/2046		50,000	51,506
2.25% due 08/15/2049		95,000	98,203
2.38% due 11/15/2049		185,000	196,360
2.50% due 02/15/2045		5,000	5,388
2.88% due 08/15/2045		370,000	425,702
3.13% due 08/15/2044		600,000	716,625
3.38% due 05/15/2044(10)(11)		1,370,000	1,699,228
3.63% due 08/15/2043		160,000	204,931
3.63% due 02/15/2044		291,000	373,821
3.75% due 11/15/2043		140,000	182,766
			5,538,348
United States Treasury Notes — 6.4%
0.38% due 01/15/2027 TIPS(9)		90,399	99,777
0.63% due 12/31/2027		840,000	809,780
0.63% due 05/15/2030		1,510,000	1,407,957
0.63% due 08/15/2030		795,000	738,822
0.75% due 07/15/2028 TIPS(9)		21,748	24,884
1.25% due 08/15/2031		165,000	160,798
2.75% due 08/31/2025		1,395,000	1,500,769
2.75% due 02/15/2028		1,045,000	1,142,520
			5,885,307
Total U.S. Government Treasuries (cost $11,380,652)			11,423,655
FOREIGN GOVERNMENT OBLIGATIONS — 2.9%
Sovereign — 2.9%
Arab Republic of Egypt Senior Notes 6.38% due 04/11/2031	EUR	100,000	113,574

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(8)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Dominican Republic Senior Notes 6.40% due 06/05/2049*		$150,000	$158,776
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	786,000	139,418
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	125,000	152,540
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	65,000	70,098
Government of Romania Notes 2.75% due 04/14/2041	EUR	25,000	26,887
Government of Romania Senior Notes 3.38% due 02/08/2038	EUR	25,000	30,045
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	42,000	56,892
Kingdom of Morocco Senior Notes 2.00% due 09/30/2030	EUR	100,000	112,978
Kingdom of Saudi Arabia Senior Notes 2.00% due 07/09/2039	EUR	100,000	121,186
Republic of Benin Senior Notes 4.95% due 01/22/2035*	EUR	100,000	112,790
Republic of Chile Senior Notes 1.25% due 01/22/2051	EUR	100,000	102,336
Republic of Colombia Senior Notes 3.88% due 04/25/2027		200,000	207,116
Republic of Croatia Notes 1.50% due 06/17/2031	EUR	100,000	121,063
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	100,000	112,070
Republic of North Macedonia Senior Notes 2.75% due 01/18/2025	EUR	100,000	121,244
Republic of Peru Senior Notes 3.30% due 03/11/2041		20,000	19,393
Republic of Philippines Senior Notes 1.75% due 04/28/2041	EUR	100,000	115,464
Republic of the Philippines Senior Notes 1.20% due 04/28/2033	EUR	100,000	115,659
Russian Federation Bonds 5.90% due 03/12/2031	RUB	10,545,000	132,224
Security Description	Principal Amount(8)		Value (Note 2)
Sovereign (continued)
United Mexican States Senior Notes 1.45% due 10/25/2033	EUR	130,000	$142,138
United Mexican States Senior Bonds 4.75% due 03/08/2044		92,000	98,066
United Mexican States Bonds 7.75% due 05/29/2031	MXN	5,109,700	253,791
Total Foreign Government Obligations (cost $2,776,170)			2,635,748
OPTIONS — PURCHASED†(12) — 0.0%
Over the Counter Call Options on Currency Contracts (cost $184,967)		35,088,133	39,704
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(1)		4	48
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		10,000	68
Total Escrows And Litigation Trusts (cost $0)			116
Total Long-Term Investment Securities (cost $90,345,097)			103,027,996
SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.4%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(13) (cost $1,263,532)		1,263,532	1,263,532
REPURCHASE AGREEMENTS — 0.6%
Bank of America Securities LLC Joint Repurchase Agreement(14)		120,000	120,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)		80,000	80,000
BNP Paribas SA Joint Repurchase Agreement(14)		70,000	70,000
Deutsche Bank AG Joint Repurchase Agreement(14)		145,000	145,000
RBS Securities, Inc. Joint Repurchase Agreement(14)		125,000	125,000
Total Repurchase Agreements (cost $540,000)			540,000
TOTAL INVESTMENTS (cost $92,148,631)(15)		114.3%	104,831,528
Liabilities in excess of other assets		(14.3)	(13,149,221)
NET ASSETS		100.0%	$91,682,307

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

†  Non-income producing security

*    Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2021, the aggregate value of these securities was $11,131,424 representing 12.1% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Commercial Mortgage Backed Security

(3)  Collateralized Mortgage Obligation

(4)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2021.

(5)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)  Interest Only

(7)  Collateralized Loan Obligation

(8)  Denominated in United States dollars unless otherwise indicated.

(9)  Principal amount of security is adjusted for inflation.

(10)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(12)  Options — Purchased

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.4494 CNY per $1 USD	BNP Paribas SA	January 2022	CNY	7.45	$6,882	$36,735	$592	$(36,143)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.6410 CNY per $1 USD	BNP Paribas SA	November 2021	CNY	7.64	6,326	34,353	13	(34,340)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.5700 CNY per $1 USD	Goldman Sachs International	March 2022	CNY	7.57	7,255	36,034	2,800	(33,234)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.28	8,387	39,076	21,254	(17,822)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.38	2,422	12,852	5,196	(7,656)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3100 CNY per $1 USD	JPMorgan Chase Bank	August 2022	CNY	7.31	3,816	25,918	9,849	(16,069)
						$184,968	$39,704	$(145,264)

CNY — Chinese Yuan

USD — United States Dollar

(13)  The rate shown is the 7-day yield as of September 30, 2021.

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

CVR — Contingent Value Rights

EUR — Euro Currency

MXN — Mexican Peso

RUB — Russian Ruble

SCRT — Seasoned Credit Risk Transfer Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Short	Australian 10 Year Bonds	December 2021	$312,838	$306,833	$6,005
1	Long	E-Mini Russell 2000 Index	December 2021	108,802	110,040	1,238
3	Short	Euro-BTP	December 2021	532,320	528,034	4,286
5	Short	Euro-Bund	December 2021	997,135	983,555	13,580
3	Short	Euro-BUXL 30 Year Bonds	December 2021	729,413	706,617	22,796
21	Short	U.S. Treasury 10 Year Ultra Notes	December 2021	3,095,641	3,050,250	45,391
1	Short	U.S. Treasury 2 Year Notes	December 2021	220,180	220,055	125
28	Short	U.S. Treasury 5 Year Notes	December 2021	3,457,231	3,436,781	20,450
9	Short	U.S. Treasury Long Bonds	December 2021	1,471,296	1,432,969	38,327
3	Short	U.S. Treasury Ultra Bonds	December 2021	588,258	573,187	15,071
						$167,269
						Unrealized (Depreciation)
1	Long	Euro-OAT	December 2021	$195,658	$192,228	$(3,430)
2	Long	U.S. Treasury 10 Year Notes	December 2021	266,844	263,219	(3,625)
						$(7,055)
Net Unrealized Appreciation (Depreciation)						$160,214

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	EUR	1,451,000	USD	1,722,674	12/15/2021	$39,420	$—
Goldman Sachs International	BRL	430,000	USD	79,758	12/15/2021	1,748	—
	MXN	3,680,000	USD	182,112	12/15/2021	5,667	—
	RUB	5,680,000	USD	76,167	12/15/2021	—	(945)
						7,415	(945)
Morgan Stanley & Co. Inc.	USD	26,906	EUR	23,000	12/15/2021	—	(224)
Unrealized Appreciation (Depreciation)						$46,835	$(1,169)

BRL — Brazilian Real

EUR — Euro Currency

MXN — Mexican Peso

RUB — Russian Ruble

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	75	09/16/2050	USD-3 Month-LIBOR-BBA/Quarterly	0.81%/Semi-annually	$226	$17,909
USD	265	12/16/2025	USD-3 Month-LIBOR-BBA/Quarterly	0.38%/Semi-annually	(404)	6,539
					$(178)	$24,448

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$1,714,624	$—		$1,760	$1,716,384
Other Industries	49,850,530	639,529	**	—	50,490,059
Asset Backed Securities	—	9,282,207		—	9,282,207
U.S. Corporate Bonds & Notes	—	10,619,279		—	10,619,279
Foreign Corporate Bonds & Notes	—	1,030,441		—	1,030,441
Municipal Bonds & Notes	—	744,896		—	744,896
U.S. Government Agencies	—	15,045,507		—	15,045,507
U.S. Government Treasuries	—	11,423,655		—	11,423,655
Foreign Government Obligations	—	2,635,748		—	2,635,748
Options — Purchased	—	39,704		—	39,704
Escrows and Litigation Trusts	—	68		48	116
Short-Term Investment Securities	1,263,532	—		—	1,263,532
Repurchase Agreement	—	540,000		—	540,000
Total Investments at Value	$52,828,686	$52,001,034		$1,808	$104,831,528
Other Financial Instruments:†
Futures Contracts	$167,269	$—		$—	$167,269
Forward Foreign Currency Contracts	—	46,835		—	46,835
Centrally Cleared Interest Rate Swap Contracts	—	24,448		—	24,448
Total Other Financial Instruments	$167,269	$71,283		$—	$238,552
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$7,055	$—		$—	$7,055
Forward Foreign Currency Contracts	—	1,169		—	1,169
	$7,055	$1,169		$—	$8,224

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited)

Industry Allocation*
Uniform Mtg. Backed Securities	18.7%
Diversified Financial Services	16.5
United States Treasury Bonds	9.9
United States Treasury Notes	9.0
Government National Mtg. Assoc.	8.4
Computer Software	4.9
Sovereign	4.7
Internet Content-Entertainment	4.1
Enterprise Software/Service	3.2
Diversified Banking Institutions	3.0
Federal National Mtg. Assoc.	2.9
Commercial Services-Finance	2.4
Internet Application Software	2.4
E-Commerce/Products	2.3
E-Commerce/Services	2.1
Repurchase Agreements	1.8
Municipal Bonds & Notes	1.6
Electric-Integrated	1.4
Medical Instruments	1.2
Registered Investment Companies	1.2
Federal Home Loan Mtg. Corp.	1.1
Cable/Satellite TV	1.1
Communications Software	1.1
Semiconductor Equipment	1.0
Medical-Biomedical/Gene	0.9
Aerospace/Defense-Equipment	0.9
Entertainment Software	0.9
Internet Content-Information/News	0.8
Diagnostic Equipment	0.8
Retail-Discount	0.8
Telephone-Integrated	0.8
Applications Software	0.7
Medical-Drugs	0.7
Electronic Components-Semiconductors	0.7
Oil Companies-Integrated	0.7
Data Processing/Management	0.6
Banks-Super Regional	0.5
Medical-HMO	0.5
Real Estate Investment Trusts	0.5
Cellular Telecom	0.5
Finance-Other Services	0.5
Pipelines	0.4
Oil Companies-Exploration & Production	0.4
Computers	0.4
Retail-Apparel/Shoe	0.3
Insurance-Life/Health	0.3
Auto-Cars/Light Trucks	0.3
Building & Construction Products-Misc.	0.3
Office Automation & Equipment	0.3
Aerospace/Defense	0.3
Hazardous Waste Disposal	0.3
Apparel Manufacturers	0.3
Insurance Brokers	0.3
Tobacco	0.3
Computer Services	0.2
Retail-Restaurants	0.2
Brewery	0.2
Containers-Metal/Glass	0.2
Pharmacy Services	0.2
Funeral Services & Related Items	0.2
Transactional Software	0.2%
Broadcast Services/Program	0.2
Electric-Distribution	0.2
Gas-Distribution	0.2
Building-Residential/Commercial	0.2
Semiconductor Components-Integrated Circuits	0.1
Medical-Hospitals	0.1
Networking Products	0.1
Insurance-Mutual	0.1
Medical Products	0.1
Rental Auto/Equipment	0.1
Music	0.1
Consulting Services	0.1
Internet Security	0.1
Trucking/Leasing	0.1
Diversified Manufacturing Operations	0.1
Transport-Rail	0.1
Chemicals-Diversified	0.1
Food-Misc./Diversified	0.1
Independent Power Producers	0.1
Finance-Credit Card	0.1
Retail-Pawn Shops	0.1
Finance-Consumer Loans	0.1
Containers-Paper/Plastic	0.1
Schools	0.1
Electric-Transmission	0.1
Advertising Sales	0.1
Gold Mining	0.1
Banks-Fiduciary	0.1
Banks-Commercial	0.1
Electronic Components-Misc.	0.1
Retail-Building Products	0.1
Metal-Iron	0.1
Machinery-General Industrial	0.1
Paper & Related Products	0.1
Oil Refining & Marketing	0.1
127.3%
Credit Quality†#
Aaa	59.1%
Aa	1.8
A	7.3
Baa	11.1
Ba	6.9
B	0.8
Caa	0.4
Ca	0.2
Not Rated##	12.4
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 30.3%
Aerospace/Defense-Equipment — 0.8%
HEICO Corp., Class A	3,827	$453,232
Applications Software — 0.5%
ServiceNow, Inc.†	488	303,668
Commercial Services-Finance — 2.2%
Adyen NV†*	109	303,081
Square, Inc., Class A†	3,938	944,490
		1,247,571
Communications Software — 1.1%
Zoom Video Communications, Inc., Class A†	2,268	593,082
Computer Software — 4.9%
Datadog, Inc., Class A†	3,461	489,212
Snowflake, Inc., Class A†	3,068	927,855
Twilio, Inc., Class A†	2,670	851,864
ZoomInfo Technologies, Inc., Class A†	7,841	479,791
		2,748,722
Data Processing/Management — 0.5%
DocuSign, Inc.†	1,109	285,490
Diagnostic Equipment — 0.8%
Danaher Corp.	1,502	457,269
E-Commerce/Products — 2.3%
Amazon.com, Inc.†	138	453,335
Chewy, Inc., Class A†	2,270	154,610
Farfetch, Ltd., Class A†	6,424	240,771
Wayfair, Inc., Class A†	1,627	415,715
		1,264,431
E-Commerce/Services — 1.9%
Airbnb, Inc., Class A†	1,810	303,627
Match Group, Inc.†	1,815	284,937
Uber Technologies, Inc.†	10,447	468,026
		1,056,590
Enterprise Software/Service — 2.9%
Avalara, Inc.†	1,180	206,229
Coupa Software, Inc.†	1,290	282,742
Veeva Systems, Inc., Class A†	2,962	853,559
Workday, Inc., Class A†	1,220	304,866
		1,647,396
Entertainment Software — 0.9%
ROBLOX Corp., Class A†	6,292	475,361
Finance-Other Services — 0.2%
Coinbase Global, Inc., Class A†	367	83,485
Gold Mining — 0.1%
Royal Gold, Inc.	412	39,342
Internet Application Software — 2.4%
Okta, Inc.†	1,169	277,450
Shopify, Inc., Class A†	777	1,053,441
		1,330,891
Internet Content-Entertainment — 4.1%
Facebook, Inc., Class A†	800	271,512
Pinterest, Inc., Class A†	3,327	169,511
Security Description	Shares/ Principal Amount(12)	Value (Note 2)
Internet Content-Entertainment (continued)
Snap, Inc., Class A†	8,776	$648,283
Spotify Technology SA†	1,242	279,872
Twitter, Inc.†	15,771	952,411
		2,321,589
Internet Content-Information/News — 0.8%
IAC/InterActiveCorp†	2,632	342,923
Vimeo, Inc.†	4,274	125,528
		468,451
Medical Instruments — 1.1%
Intuitive Surgical, Inc.†	643	639,238
Medical-Biomedical/Gene — 0.7%
Royalty Pharma PLC, Class A	11,536	416,911
Retail-Apparel/Shoe — 0.3%
Lululemon Athletica, Inc.†	476	192,637
Retail-Discount — 0.8%
Costco Wholesale Corp.	979	439,914
Semiconductor Equipment — 1.0%
ASML Holding NV	775	577,460
Total Common Stocks (cost $13,122,035)		17,042,730
ASSET BACKED SECURITIES — 16.5%
Diversified Financial Services — 16.5%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(2)	$120,000	130,399
510 Asset Backed Trust Series 2021-NPL2, Class A1 2.12% due 06/25/2061*(3)(7)	95,522	95,490
510 Asset Backed Trust VRS Series 2021-NPL1, Class A1 2.24% due 06/25/2061*(3)(4)(7)	91,090	91,074
Affirm Asset Securitization Trust Series 2020-Z1, Class A 3.46% due 10/15/2024*	41,577	42,069
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.26% (1 ML+0.17%) due 01/25/2037(3)	28	76
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	40,000	41,098
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(3)(4)	56,662	57,060
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(3)(4)	41,561	41,689

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(3)(4)	$40,269	$40,219
Angel Oak Mtg. Trust VRS Series 2021-3, Class A1 1.07% due 05/25/2066*(3)(4)	70,998	70,984
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(3)(4)	8,998	9,084
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.66% (1 ML+1.58%) due 10/25/2034	11,613	12,084
Atrium XII FRS Series 12A, Class AR 0.97% (3 ML+0.83%) due 04/22/2027*(5)	225,134	225,295
BANK VRS Series 2017-BNK8, Class XA 0.86% due 11/15/2050(2)(4)(6)	983,006	37,594
BANK VRS Series 2019-BN20, Class XA 0.96% due 09/15/2062(2)(4)(6)	991,116	56,405
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(4)	52,681	53,939
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(4)	34,655	34,990
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(4)	32,101	32,683
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(4)	32,770	33,462
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(4)	32,986	33,667
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(4)	43,185	44,043
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 0.93% (1 ML+0.85%) due 08/15/2036*(2)	152,000	151,997
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.83% due 02/25/2036(3)(4)	$49,552	$47,148
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 1.39% (1 ML+ 1.30%) due 03/25/2029*(3)	6,181	6,182
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.49% (1 ML + 1.40%) due 10/15/2029*(3)	37,196	37,208
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.65% due 01/15/2051(2)(4)(6)	207,625	5,444
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.66% due 07/15/2051(2)(4)(6)	359,620	9,155
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.80% due 01/15/2052(2)(4)(6)	963,426	36,200
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.39% due 03/15/2062(2)(4)(6)	337,740	24,556
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.64% due 01/15/2054(2)(4)(6)	163,765	19,295
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.92% due 07/15/2053(2)(4)(6)	99,874	10,967
BlueMountain CLO XXIV, Ltd. FRS Series 2019-24A, Class AR 1.23% (3ML + 1.10%) due 04/20/2034*(5)	250,000	249,096
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(4)	32,786	33,235
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.89% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	20,998	21,055
COLT Funding LLC VRS Series 2021-1, Class A1 0.91% due 06/25/2066*(3)(4)	51,505	51,452
COLT Mtg. Loan Trust Series 2021-HX1, Class A1 1.11% due 10/25/2066*(2)(3)	100,000	99,935

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(2)	$125,105	$133,326
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 0.98% (1 ML+0.90%) due 10/15/2034*(2)	10,661	10,668
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(2)	65,000	69,792
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(2)	140,000	145,152
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(2)	141,614	150,197
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(2)	150,000	160,081
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(2)	195,000	204,970
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	22,792	16,083
Credit Suisse Mtg. Capital Certs. VRS Series 2021-NQM4, Class A1 1.10% due 05/25/2066*(3)(4)	91,852	91,734
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.88% due 06/15/2057(2)(4)(6)	1,103,999	24,280
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(2)	85,614	89,343
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(3)(4)	31,388	32,868
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.83% due 09/15/2053(2)(4)(6)	100,845	9,845
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(2)	125,000	132,592
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(2)	77,156	80,685
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.66% due 04/25/2051*	49,875	51,270
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.67% due 10/25/2049*	$49,250	$52,885
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	58,350	60,413
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	35,865
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	85,000	87,121
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	25,000	25,744
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(3)(4)	36,234	36,868
GCAT Trust VRS Series 2021-NQM2, Class A1 1.04% due 05/25/2066*(3)(4)	92,511	92,382
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(2)	125,000	126,889
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(2)	30,445	34,416
GS Mtg. Securities Corp. Trust VRS Series 2020-GC45, Class XA 0.79% due 02/13/2053(2)(4)(6)	998,002	45,868
GS Mtg. Securities Corp. Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(2)	97,000	103,527
GS Mtg. Securities Corp. Trust VRS Series 2018-GS10, Class XA 0.47% due 07/10/2051(2)(4)(6)	1,188,861	25,994
GS Mtg. Securities Corp. Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(2)	140,000	148,912
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(2)	100,000	100,697
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.41% due 04/25/2036(3)(4)	4,044	3,214
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.83% due 03/25/2047(3)(4)	12,653	9,926

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Home Re, Ltd. FRS Series 2018-1, Class M1 1.69% (1 ML + 1.60%) due 10/25/2028*(3)	$17,756	$17,781
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.36% (1 ML+0.54%) due 05/25/2035(3)	28,400	28,431
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(2)	25,000	26,002
JPMorgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(2)	68,000	72,216
KKR CLO, Ltd. FRS Series 22A, Class A 1.28% (3 ML+1.15%) due 07/20/2031*(5)	250,000	250,581
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(3)(7)	76,830	77,091
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(3)(7)	85,327	85,801
LSTAR Securities Investment Trust FRS Series 2019-3, Class A1 2.59% (1 ML+1.50%) due 04/01/2024*(3)	56,232	55,955
LSTAR Securities Investment Trust Series 2021-1, Class A 1.89% (1 ML+1.80%) due 02/01/2026*(3)	73,984	74,209
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 2.59% (1 ML + 1.50%) due 05/01/2024*(3)	57,516	56,757
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.25% (3 ML + 1.12%) due 07/17/2034*(5)	250,000	249,934
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.16% due 12/25/2034(3)(4)	8,650	9,053
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.16% due 02/25/2035(3)(4)	7,281	7,421
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
MFRA Trust VRS Series 2021-NQM2, Class A1 1.03% due 11/25/2064*(3)(4)	$94,826	$94,901
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(3)(4)	71,785	71,822
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.12% due 12/15/2047(2)(4)(6)	223,102	5,595
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.50% due 06/15/2050(2)(4)(6)	105,352	5,798
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	22,872	13,727
MortgageIT Trust FRS Series 2005-4, Class A1 0.64% (1 ML+0.28%) due 10/25/2035(3)	38,871	39,064
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(4)	46,127	49,221
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.83% (1 ML + 0.75%) due 01/25/2048*(3)	52,872	52,950
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.59% (1 ML+1.50%) due 06/25/2057*(3)	38,819	39,061
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(3)(4)	33,199	33,442
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(3)(4)	53,534	55,637
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)(4)	41,166	43,991
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)(4)	39,519	42,299

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(4)	$68,362	$73,091
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(3)(4)	70,900	75,542
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(4)	56,282	60,310
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(4)	38,672	41,147
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(3)(4)	62,575	66,670
NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(3)(4)	96,209	96,158
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(4)	10,380	10,657
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.49% (1 ML + 1.40%) due 07/25/2029*(3)	7,561	7,563
OCP CLO, Ltd. FRS Series 2015-9A, Class A1R 0.93% (3 ML+0.80%) due 07/15/2027*(5)	22,702	22,698
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.19% (1 ML+0.10%) due 02/25/2037	30,760	18,774
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.18% (3 ML+1.05%) due 04/30/2027*(7)(5)	76,074	76,078
Preston Ridge Partners Mtg. VRS Series 2020-3, Class A1 2.86% due 09/25/2025*(3)(4)(7)	78,754	78,911
Pretium Mtg. Credit Partners LLC VRS Series 2021-RN1, Class A1 1.99% due 02/25/2061*(3)(4)(7)	94,663	94,535
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
PRPM LLC VRS Series 2021-5, Class A1 1.79% due 06/25/2026*(3)(4)(7)	$96,532	$96,615
PRPM LLC VRS Series 2021-3, Class A1 1.87% due 04/25/2026*(3)(4)(7)	92,362	92,753
PRPM LLC VRS Series 2021-4, Class A1 1.87% due 04/25/2026*(3)(4)(7)	92,178	92,045
Radnor RE, Ltd. FRS Series 2019-2, Class M1A 1.29% (1 ML+1.2%) due 06/25/2029*(3)	9,986	9,986
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.22% (1 ML+0.13%) due 05/25/2037	72,498	63,190
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(2)	95,000	98,309
SG Residential Mtg. Trust VRS Series 2021-1, Class A1 1.16% due 07/25/2061*(3)(4)	76,220	76,097
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.21% (3 ML+1.07%) due 04/25/2034*(5)	250,000	249,937
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.34% (1 ML+0.25%) due 11/25/2036	200,000	193,816
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	21,546	21,574
Starwood Mtg. Residential Trust VRS Series 2021-3, Class A1 1.13% due 06/25/2056*(3)(4)	93,463	93,271
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	25,000	24,982
Toorak Mtg. Corp. VRS Series 2021-1, Class A1 2.24% due 06/25/2024*(3)(4)	100,000	100,048
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(4)	52,110	52,813

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(4)	$21,392	$21,651
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(4)	59,773	60,928
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(3)(4)	98,573	100,486
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(2)	80,000	81,966
Venture 42 CLO, Ltd. FRS Series 2021-42A, Class A1A 1.31% (3 ML+1.13%) due 04/15/2034*(5)	100,000	99,975
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.38% (3 ML+1.24%) due 04/15/2034*(5)	100,000	99,975
Verus Securitization Trust VRS Series 2021-R2, Class A1 0.92% due 02/25/2064*(3)(4)	68,184	67,967
VOLT XCIV LLC VRS Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(4)(7)	77,781	77,851
VOLT XCIX LLC Series 2021-NPL8, Class A1 2.12% due 04/25/2051*(7)	78,908	79,065
VOLT XCVII LLC VRS Series 2021-NPL6, Class A1 2.24% due 04/25/2051*(4)(7)	81,271	81,282
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.05% due 09/15/2057(2)(4)(6)	575,029	17,630
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(2)	105,000	112,018
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.28% due 05/15/2048(2)(4)	10,000	10,232
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.71% due 10/25/2036(3)(4)	11,542	11,361
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Wendy's Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	$84,788	$85,453
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,125	50,855
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	30,000	30,433
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	60,000	61,421
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(2)	145,280	155,598
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(2)	55,111	59,201
Total Asset Backed Securities (cost $9,132,054)		9,291,594
U.S. CORPORATE BONDS & NOTES — 19.3%
Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	40,000	42,400
Aerospace/Defense — 0.3%
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	17,247
Boeing Co. Senior Notes 5.15% due 05/01/2030	40,000	46,848
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	20,000	25,973
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,112
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	35,000	38,533
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	18,130
		148,843
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	40,000	42,141
Apparel Manufacturers — 0.3%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	40,000	43,320

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Apparel Manufacturers (continued)
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	$100,000	$103,875
		147,195
Applications Software — 0.2%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	39,000	42,202
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	8,000	7,716
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	17,000	17,886
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	50,000	52,832
		120,636
Auto-Cars/Light Trucks — 0.3%
General Motors Co. Senior Notes 6.13% due 10/01/2025	65,000	76,134
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	20,000	19,742
General Motors Financial Co., Inc. Senior Notes 1.50% due 06/10/2026	85,000	84,476
		180,352
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	35,000	35,449
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	35,000	36,449
Banks-Super Regional — 0.5%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	30,000	31,188
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	30,000	31,427
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	10,000	10,724
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	135,000	144,622
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	42,758
Security Description	Principal Amount(12)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	$10,000	$13,526
		274,245
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	40,000	43,042
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	15,000	18,467
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	40,000	51,718
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	13,000	13,889
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	6,000	6,587
		133,703
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	21,000	22,394
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	35,000	37,872
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	35,000	36,477
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	12,465
		109,208
Building & Construction Products-Misc. — 0.3%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	46,000	49,220
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	35,000	33,309
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	55,000	56,100
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	40,000	41,500
		180,129
Building-Residential/Commercial — 0.2%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	44,000	50,999

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial (continued)
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	$30,000	$33,778
		84,777
Cable/Satellite TV — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	15,000	15,225
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	85,000	87,696
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	65,000	62,027
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	55,000	61,586
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	10,000	11,737
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	15,000	20,356
Comcast Corp. Company Guar. Notes 2.89% due 11/01/2051*	20,000	19,123
Comcast Corp. Company Guar. Notes 2.99% due 11/01/2063*	21,000	19,562
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	5,000	5,320
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	30,000	31,627
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	40,000	44,881
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	5,000	5,875
Security Description	Principal Amount(12)	Value (Note 2)
Cable/Satellite TV (continued)
Cox Communications, Inc. Senior Notes 2.60% due 06/15/2031*	$25,000	$25,274
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	30,000	31,756
Sirius XM Radio, Inc. Company Guar. Notes 3.13% due 09/01/2026*	80,000	81,100
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	25,000	27,109
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	56,661
		606,915
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	20,420
Cellular Telecom — 0.4%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	60,000	60,501
T-Mobile USA, Inc. Company Guar. Notes 3.38% due 04/15/2029*	20,000	20,865
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	45,000	48,463
T-Mobile USA, Inc. Company Guar. Notes 3.50% due 04/15/2031*	20,000	21,093
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	45,000	49,766
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	15,000	17,446
		218,134
Chemicals-Diversified — 0.1%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	60,000	64,426
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	6,048
Commercial Services-Finance — 0.2%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	20,000	20,962
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	75,000	79,515
		100,477

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services — 0.2%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	$105,000	$107,638
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	10,000	10,262
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	21,564
		139,464
Computers — 0.4%
Apple, Inc. Senior Notes 1.40% due 08/05/2028	80,000	78,679
Apple, Inc. Senior Notes 2.20% due 09/11/2029	55,000	56,577
Apple, Inc. Senior Notes 2.65% due 02/08/2051	40,000	38,184
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	16,572
HP, Inc. Senior Notes 2.20% due 06/17/2025	10,000	10,316
		200,328
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	15,000	15,188
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	30,000	30,876
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	25,000	26,250
		72,314
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	125,000	131,719
Containers-Paper/Plastic — 0.1%
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	50,000	54,125
Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	35,000	36,082
Diversified Banking Institutions — 2.9%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	25,000	26,125
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. FRS Senior Notes 3.31% (3 ML+1.24%) due 04/22/2042	$45,000	$47,242
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	30,000	32,043
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	90,000	106,242
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,000	6,158
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	55,000	68,462
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	40,000	40,061
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	25,000	25,258
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	37,720
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	135,000	143,384
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	50,000	54,874
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	10,000	11,369
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	3,000	3,809
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	15,000	14,432
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	50,000	49,491
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	100,000	101,022
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	85,000	86,646
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	20,000	22,115
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	14,000	20,002
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	20,000	20,260

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	$35,000	$36,352
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	15,000	15,443
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	5,066
JPMorgan Chase & Co. Senior Notes 3.16% due 04/22/2042	60,000	62,160
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	60,000	63,368
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	85,000	92,514
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	49,649
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	42,273
Morgan Stanley Senior Notes 1.59% due 05/04/2027	70,000	70,155
Morgan Stanley Senior Notes 1.79% due 02/13/2032	70,000	66,588
Morgan Stanley Senior Notes 1.93% due 04/28/2032	50,000	47,894
Morgan Stanley Senior Notes 2.24% due 07/21/2032	30,000	29,505
Morgan Stanley Senior Notes 2.63% due 11/17/2021	15,000	15,043
Morgan Stanley Senior Notes 3.13% due 07/27/2026	30,000	32,375
Morgan Stanley Senior Notes 3.59% due 07/22/2028	50,000	54,803
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	22,026
		1,621,929
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	55,000	61,084
Security Description	Principal Amount(12)	Value (Note 2)
E-Commerce/Services — 0.2%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	$117,000	$121,972
Electric-Distribution — 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	20,000	22,072
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	5,861
Oglethorpe Power Corp. 1st Mtg. Bonds 3.75% due 08/01/2050	5,000	5,302
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	24,679
Sempra Energy Senior Notes 3.40% due 02/01/2028	30,000	32,330
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	11,047
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,575
		106,866
Electric-Integrated — 1.4%
AES Corp. Senior Notes 3.30% due 07/15/2025*	25,000	26,556
Alabama Power Co. Senior Notes 3.45% due 10/01/2049	25,000	26,922
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	10,000	11,697
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	20,000	20,468
Duke Energy Carolinas LLC 1st Mtg. Notes 2.55% due 04/15/2031	15,000	15,519
Duke Energy Corp. Senior Notes 2.55% due 06/15/2031	10,000	10,120
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	20,000	21,306
Duke Energy Indiana LLC 1st Mtg. Notes 2.75% due 04/01/2050	20,000	19,079
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	16,698
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	35,000	42,487

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Duquesne Light Holdings, Inc. Senior Notes 2.78% due 01/07/2032*	$20,000	$19,957
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	5,035
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	15,000	15,671
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	20,000	20,985
Exelon Corp. Senior Notes 3.95% due 06/15/2025	40,000	43,535
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,945
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	25,000	24,125
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	65,000	62,488
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	30,000	34,904
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	32,041
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	20,000	20,463
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	25,000	26,100
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	4,000	4,477
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	75,000	71,263
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.95% due 07/01/2050	10,000	10,595
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	5,872
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	5,927
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	35,000	36,855
Security Description	Principal Amount(12)	Value (Note 2)
Electric-Integrated (continued)
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	$40,000	$42,699
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	20,000	22,000
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	15,549
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	5,000	5,114
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	10,000	10,700
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,444
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,381
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	32,252
		800,229
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	30,000	31,451
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,457
		43,908
Electronic Components-Semiconductors — 0.7%
Broadcom, Inc. Senior Notes 3.14% due 11/15/2035*	5,000	4,976
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	10,000	9,955
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	55,000	57,000
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	38,000	39,190
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	15,000	16,789
Intel Corp. Senior Bonds 2.80% due 08/12/2041	40,000	39,787
Intel Corp. Senior Bonds 3.05% due 08/12/2051	40,000	39,899

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)
Intel Corp. Senior Notes 3.10% due 02/15/2060	$10,000	$9,809
Marvell Technology, Inc. Company Guar. Notes 2.45% due 04/15/2028*	40,000	40,717
Marvell Technology, Inc. Company Guar. Notes 2.95% due 04/15/2031*	30,000	30,802
Microchip Technology, Inc. 2.67% due 09/01/2023	55,000	57,019
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	30,000	33,202
		379,145
Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	20,000	20,437
Oracle Corp. Senior Notes 2.88% due 03/25/2031	20,000	20,597
Oracle Corp. Senior Notes 3.85% due 04/01/2060	70,000	70,937
Oracle Corp. Senior Notes 3.95% due 03/25/2051	15,000	15,895
Oracle Corp. Senior Notes 4.00% due 11/15/2047	10,000	10,655
Oracle Corp. Senior Notes 4.10% due 03/25/2061	20,000	21,242
		159,763
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	52,000	56,707
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	42,811
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	15,000	15,448
		58,259
Finance-Other Services — 0.3%
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	160,000	168,635
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	10,839
Security Description	Principal Amount(12)	Value (Note 2)
Food-Misc./Diversified (continued)
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	$5,000	$6,625
Kellogg Co. Senior Notes 3.40% due 11/15/2027	40,000	43,697
		61,161
Funeral Services & Related Items — 0.2%
Service Corp. International Senior Notes 3.38% due 08/15/2030	55,000	54,931
Service Corp. International Senior Notes 5.13% due 06/01/2029	62,000	67,404
		122,335
Gas-Distribution — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	30,000	32,587
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	25,000	27,383
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	40,000	43,870
		103,840
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	90,000	93,375
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	50,000	54,750
		148,125
Independent Power Producers — 0.1%
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	30,000	30,488
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	30,000	30,421
		60,909
Insurance Brokers — 0.3%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	30,000	30,612
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	40,000	43,012
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	21,502
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	11,601

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers (continued)
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	$10,000	$12,576
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	21,334
		140,637
Insurance-Life/Health — 0.3%
Athene Global Funding Sec. Notes 2.65% due 10/04/2031*	35,000	34,996
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	50,000	60,301
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	60,000	59,563
Unum Group Senior Notes 4.13% due 06/15/2051	5,000	5,050
Unum Group Senior Notes 4.50% due 12/15/2049	25,000	26,707
		186,617
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	11,806
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	50,000	51,599
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	16,766
		80,171
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	70,000	71,116
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	30,000	30,767
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	20,000	20,506
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	55,000	60,488
		80,994
Security Description	Principal Amount(12)	Value (Note 2)
Medical Products — 0.1%
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	$75,000	$78,937
Medical-Biomedical/Gene — 0.1%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,037
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	70,000	67,136
		69,173
Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	20,000	21,548
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	5,000	5,931
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	20,000	24,039
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	65,000	65,280
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	55,000	54,480
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	25,000	23,412
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	25,000	27,632
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	65,495
		287,817
Medical-HMO — 0.5%
Centene Corp. Senior Notes 3.38% due 02/15/2030	30,000	31,012
Centene Corp. Senior Notes 4.63% due 12/15/2029	80,000	87,200
Humana, Inc. Senior Notes 2.15% due 02/03/2032	20,000	19,513
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	15,000	15,143
Kaiser Foundation Hospitals Notes 3.00% due 06/01/2051	25,000	25,480
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	26,187

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	$30,000	$30,036
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	35,000	38,721
		273,292
Medical-Hospitals — 0.1%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	5,371
HCA, Inc. Senior Sec. Notes 2.38% due 07/15/2031	5,000	4,908
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	10,000	10,594
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	35,000	41,639
Sutter Health Notes 3.36% due 08/15/2050	20,000	21,102
		83,614
Multimedia — 0.0%
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	10,000	11,425
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	5,000	5,967
		17,392
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	70,000	72,800
Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	111,000	113,775
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	15,000	15,544
Xerox Holdings Corp. Company Guar. Notes 5.50% due 08/15/2028*	30,000	31,058
		160,377
Oil Companies-Exploration & Production — 0.2%
Apache Corp. Senior Notes 4.88% due 11/15/2027	30,000	32,716
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	30,000	33,188
Security Description	Principal Amount(12)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Hess Corp. Senior Notes 7.13% due 03/15/2033	$3,000	$4,052
Hess Corp. Senior Notes 7.30% due 08/15/2031	20,000	27,026
		96,982
Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	15,000	14,208
BP Capital Markets America, Inc. Company Guar. Notes 3.06% due 06/17/2041	10,000	10,075
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	15,000	14,866
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	30,000	33,396
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	30,000	35,546
		108,091
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	25,000	27,897
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	15,000	17,667
Pharmacy Services — 0.2%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	70,000	69,821
CVS Health Corp. Senior Notes 4.13% due 04/01/2040	30,000	34,315
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	25,723
		129,859
Pipelines — 0.4%
Energy Transfer LP Senior Notes 5.15% due 03/15/2045	10,000	11,424
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	70,000	88,901
Enterprise Products Operating LLC Company Guar. Notes 3.30% due 02/15/2053	5,000	4,881

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	$10,000	$11,297
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	10,000	12,567
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	35,000	35,952
MPLX LP Senior Notes 1.75% due 03/01/2026	5,000	5,029
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	6,063
MPLX LP Senior Notes 5.20% due 12/01/2047	5,000	6,067
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	15,000	15,358
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	30,000	32,709
		230,248
Real Estate Investment Trusts — 0.5%
American Tower Corp. Senior Notes 1.45% due 09/15/2026	15,000	14,907
American Tower Corp. Senior Notes 1.50% due 01/31/2028	10,000	9,678
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	20,794
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	15,000	14,949
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	45,000	48,555
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	23,383
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	15,000	17,599
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	41,420
Security Description	Principal Amount(12)	Value (Note 2)
Real Estate Investment Trusts (continued)
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	$60,000	$60,760
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	5,000	5,187
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	10,000	10,806
		268,038
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	30,000	30,750
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	40,000	42,290
		73,040
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	10,000	10,835
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	30,000	32,439
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	55,000	57,063
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	15,000	15,623
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	30,000	32,632
		48,255
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	10,000	10,085
Howard University Notes 2.80% due 10/01/2030	5,000	5,108
Howard University Notes 2.90% due 10/01/2031	25,000	25,854
Howard University Notes 3.48% due 10/01/2041	10,000	10,389
		51,436

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	$40,000	$38,169
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	71,000	69,809
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	30,000	30,393
AT&T, Inc. Senior Notes 3.65% due 09/15/2059	2,000	1,974
AT&T, Inc. Senior Notes 3.80% due 12/01/2057	25,000	25,560
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	11,690
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	20,000	18,751
Verizon Communications, Inc. Senior Bonds 2.85% due 09/03/2041	15,000	14,607
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	35,000	37,395
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	85,000	88,585
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	31,000	36,360
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	59,132
		432,425
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 3.70% due 02/04/2051	20,000	18,891
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	45,000	44,625
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	20,000	21,030
		84,546
Transactional Software — 0.2%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	119,000	119,595
Transport-Rail — 0.1%
Union Pacific Corp. Senior Notes 2.38% due 05/20/2031	45,000	46,041
Security Description	Principal Amount(12)	Value (Note 2)
Transport-Rail (continued)
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062	$20,000	$19,225
		65,266
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	35,000	36,737
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	30,000	32,778
		69,515
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	10,000	11,783
Total U.S. Corporate Bonds & Notes (cost $10,498,236)		10,829,530
FOREIGN CORPORATE BONDS & NOTES — 1.9%
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	30,000	40,987
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	60,000	66,189
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	10,000	10,710
		76,899
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	6,156
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	30,000	33,037
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	10,000	11,324
Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	35,000	33,518
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050	15,000	14,699
		48,217

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.2%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	$50,000	$52,375
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	55,000	52,731
		105,106
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	30,000	31,113
Networking Products — 0.1%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	50,000	54,875
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000	27,300
		82,175
Oil Companies-Exploration & Production — 0.2%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	15,000	15,300
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	10,000	10,250
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	30,000	30,788
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	50,000	54,856
		111,194
Oil Companies-Integrated — 0.5%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	20,000	20,483
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	15,000	16,729
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	15,000	17,217
Qatar Petroleum Senior Notes 2.25% due 07/12/2031*	200,000	198,080
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050	15,000	15,896
		268,405
Paper & Related Products — 0.1%
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032	30,000	28,973
Security Description	Principal Amount(12)	Value (Note 2)
Retail-Restaurants — 0.1%
1011778 BC ULC/New Red Finance, Inc. Senior Notes 3.88% due 01/15/2028*	$85,000	$85,722
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	55,000	59,983
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	15,000	17,340
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*	10,000	12,121
		89,444
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	30,000	30,004
Total Foreign Corporate Bonds & Notes (cost $1,012,641)		1,048,756
MUNICIPAL BONDS & NOTES — 1.6%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	5,000	5,738
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	18,183
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	45,000	53,733
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	10,000	11,270
County of Riverside, CA Revenue Bonds 2.96% due 02/15/2027	80,000	85,903
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028	80,000	86,467
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	75,000	75,809
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	35,000	41,041
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	95,000	129,657

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	$24,000	$36,036
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	90,000	100,020
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	100,000	128,415
State of California General Obligation Bonds 7.30% due 10/01/2039	20,000	31,610
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	35,636	37,612
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,428
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	20,000	20,508
Total Municipal Bonds & Notes (cost $778,049)		872,430
U.S. GOVERNMENT AGENCIES — 31.1%
Federal Home Loan Mtg. Corp. — 1.1%
2.50% due 01/01/2028	4,785	5,024
2.50% due 04/01/2028	11,656	12,233
3.00% due 08/01/2027	18,119	19,127
3.50% due 03/01/2042	5,320	5,795
3.50% due 08/01/2042	23,340	25,282
3.50% due 09/01/2043	21,764	23,761
4.00% due 03/01/2023	1	1
4.00% due 09/01/2040	1,167	1,279
4.00% due 10/01/2043	27,514	30,436
4.50% due 01/01/2039	836	937
5.00% due 05/01/2034	11,692	13,164
5.50% due 05/01/2037	3,174	3,700
5.50% due 06/01/2037	1,482	1,722
6.50% due 05/01/2029	795	897
6.50% due 07/01/2035	1,155	1,312
Federal Home Loan Mtg. Corp. FRS 1.68% (6 ML+1.49%) due 02/01/2037	837	869
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K124, Class X1 0.81% due 12/25/2030(2)(6)	289,784	17,056
Series K068, Class A2 3.24% due 08/25/2027(2)	79,000	87,194
Security Description	Principal Amount(12)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.64% due 01/25/2034(2)(4)(6)	$199,681	$9,620
Series K064, Class X1 0.74% due 03/25/2027(2)(4)(6)	353,402	10,578
Series K122, Class X1 0.97% due 11/25/2030(2)(4)(6)	99,890	6,887
Series K121, Class X1 1.12% due 10/25/2030(2)(4)(6)	123,827	9,789
Series K114, Class X1 1.21% due 06/25/2030(2)(4)(6)	229,611	19,684
Series K104, Class X1 1.25% due 01/25/2030(2)(4)(6)	189,571	15,408
Series K111, Class X1 1.68% due 05/25/2030(2)(4)(6)	99,766	11,740
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(3)	18,427	20,097
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 1.73% (1 ML+1.65%) due 04/25/2043*(3)	12,638	12,671
Series 2019-HQA3, Class M2 1.94% (1 ML + 1.85%) due 09/25/2049*(3)	39,007	39,178
Series 2019-DNA3, Class M2 2.13% (1 ML + 2.05%) due 07/25/2049*(3)	35,785	36,195
Series 2019-HQA1, Class M2 2.44% (1 ML + 2.35%) due 02/25/2049*(3)	65,153	65,868
Series 2019-DNA2, Class M2 2.53% (1 ML+2.45%) due 03/25/2049*(3)	41,802	42,429
Federal Home Loan Mtg. Corp., REMIC Series 4216, Class KQ 1.70% due 10/15/2039(3)	19,825	20,088
Series 3964, Class MD 2.00% due 01/15/2041(3)	1,636	1,662
Series 4961, Class JB 2.50% due 12/15/2042(3)	37,026	38,629
Series 3883, Class PB 3.00% due 05/15/2041(3)	12,374	13,126
Series 1577, Class PK 6.50% due 09/15/2023(3)	488	508

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 1226, Class Z 7.75% due 03/15/2022(3)	$12	$12
		623,958
Federal National Mtg. Assoc. — 2.9%
2.50% due 04/01/2028	19,259	20,155
2.50% due 02/01/2043	32,875	34,178
2.50% due 03/01/2043	74,384	77,407
2.66% due 03/01/2027	399,076	425,184
3.00% due 10/01/2027	8,300	8,757
3.00% due 12/01/2027	7,212	7,609
3.00% due 01/01/2028	13,032	13,751
4.00% due 11/01/2025	1,362	1,443
4.50% due 01/01/2039	2,536	2,841
4.50% due 09/01/2039	5,388	6,018
4.50% due 09/01/2040	11,559	12,957
4.50% due 05/01/2041	7,358	8,247
5.00% due 05/01/2035	140	159
5.00% due 07/01/2040	9,037	10,099
5.50% due 06/01/2022	187	188
5.50% due 12/01/2029	1,812	2,029
5.50% due 05/01/2034	8,677	9,785
5.50% due 08/01/2037	14,602	16,988
5.50% due 06/01/2038	2,659	3,104
6.00% due 06/01/2026	4,465	5,006
6.00% due 04/01/2027	28,412	31,856
6.00% due 12/01/2033	10,728	12,552
6.00% due 05/01/2034	6,573	7,724
6.50% due 06/01/2035	12,632	14,191
6.50% due 10/01/2037	892	1,020
7.00% due 06/01/2037	6,927	8,210
Federal National Mtg. Assoc. FRS 1.87% (12 ML+1.57%) due 05/01/2037	1,373	1,444
2.07% (12 ML+1.82%) due 10/01/2040	1,659	1,753
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R03, Class 1M2 2.24% (1 ML+2.15%) due 09/25/2031*(3)	8,254	8,304
Series 2019-HRP1, Class M2 2.24% (1 ML+2.15%) due 11/25/2039*(3)	19,190	19,284
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(3)	26,279	26,772
Series 2012-128, Class PD 1.50% due 06/25/2042(3)	36,982	37,672
Series 2013-77, Class BP 1.70% due 06/25/2043(3)	18,708	18,976
Series 2011-117, Class MA 2.00% due 08/25/2040(3)	2,540	2,580
Series 2012-21, Class PQ 2.00% due 09/25/2041(3)	8,538	8,764
Security Description	Principal Amount(12)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2012-18, Class GA 2.00% due 12/25/2041(3)	$15,052	$15,479
Series 2012-75, Class KC 2.50% due 12/25/2041(3)	16,071	16,535
Series 2016-11, Class GA 2.50% due 03/25/2046(3)	19,639	20,462
Series 2019-54, Class KC 2.50% due 09/25/2049(3)	67,361	70,343
Series 2019-41, Class AC 2.50% due 03/25/2053(3)	31,794	32,715
Series 2015-48, Class QB 3.00% due 02/25/2043(3)	22,593	23,418
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	9,184	9,830
Series 2017-34, Class JK 3.00% due 05/25/2047(3)	10,908	11,222
Series 2019-45, Class PT 3.00% due 08/25/2049(3)	32,389	34,043
Series 2017-96, Class PA 3.00% due 12/25/2054(3)	46,206	48,202
Series 2012-52, Class PA 3.50% due 05/25/2042(3)	11,769	12,604
Series 2017-26, Class CG 3.50% due 07/25/2044(3)	20,186	20,922
Series 2018-38, Class PC 3.50% due 03/25/2045(3)	7,092	7,180
Series 2018-80, Class GD 3.50% due 12/25/2047(3)	16,187	16,775
Series 2018-23, Class LA 3.50% due 04/25/2048(3)	25,130	26,733
Series 2019-7, Class JA 3.50% due 03/25/2049(3)	27,225	29,076
Series 2019-14, Class CA 3.50% due 04/25/2049(3)	28,968	31,372
Series 2017-35, Class AH 3.50% due 04/25/2053(3)	21,437	21,975
Series 2017-84, Class KA 3.50% due 04/25/2053(3)	17,790	18,264
Series 2019-15, Class AB 3.50% due 05/25/2053(3)	30,437	32,674
Series 2018-72, Class BA 3.50% due 07/25/2054(3)	34,239	35,672
Series 2018-19, Class DC 3.50% due 05/25/2056(3)	14,693	15,335
Series 2018-70, Class HA 3.50% due 10/25/2056(3)	23,373	24,585
Series 2019-12, Class HA 3.50% due 11/25/2057(3)	27,604	29,496
Series 2019-7, Class CA 3.50% due 11/25/2057(3)	24,988	26,509
Series 2017-49, Class JA 4.00% due 07/25/2053(3)	18,252	18,915
Series 415, Class A3 STRIPS 3.00% due 11/25/2042(3)	23,782	24,748

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.19% (1 ML +2.10%) due 06/25/2039*(3)	$8,771	$8,793
Series 2017-C01, Class 1M2 3.64% (1 ML+3.55%) due 07/25/2029(3)	23,708	24,416
Series 2016-C07, Class 2M2 4.44% (1 ML+4.35%) due 05/25/2029(3)	37,897	39,488
		1,614,788
Government National Mtg. Assoc. — 8.4%
2.00% due October 30 TBA	250,000	253,437
2.00% due November 30 TBA	425,000	430,030
2.50% due October 30 TBA	300,000	309,516
2.50% due October 30 TBA	125,000	128,740
3.00% due October 30 TBA	525,000	548,297
3.00% due November 30 TBA	525,000	547,374
3.50% due October 30 TBA	1,510,000	1,587,476
4.00% due 09/15/2040	8,143	8,950
4.00% due 11/15/2040	28,043	31,003
4.00% due October 30 TBA	650,000	689,584
4.50% due 02/15/2039	3,036	3,432
4.50% due 08/15/2041	43,381	48,881
5.50% due 05/15/2036	4,517	5,040
6.00% due 09/15/2032	4,867	5,689
6.00% due 12/15/2033	17,141	20,252
7.00% due 07/15/2033	3,431	3,917
7.00% due 11/15/2033	4,405	5,100
9.00% due 11/15/2021	0	0
Government National Mtg. Assoc. REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(3)	24,701	24,897
Series 2015-151, Class BA 1.70% due 10/20/2045(3)	12,889	13,046
Series 2013-37, Class LG 2.00% due 01/20/2042(3)	18,875	19,244
Series 2005-74, Class HA 7.50% due 09/16/2035(3)	19	21
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	2,633	2,916
		4,686,842
Uniform Mtg. Backed Securities — 18.7%
1.50% due October 15 TBA	225,000	227,145
1.50% due November 15 TBA	225,000	226,872
2.00% due October 15 TBA	450,000	463,289
2.00% due October 30 TBA	3,355,000	3,361,815
2.00% due November 30 TBA	1,640,000	1,640,384
2.50% due October 30 TBA	1,475,000	1,519,941
Security Description	Principal Amount(12)		Value (Note 2)
Uniform Mtg. Backed Securities (continued)
3.00% due October 30 TBA		$805,000	$841,980
3.00% due November 30 TBA		395,000	412,700
3.50% due October 30 TBA		300,000	317,408
4.00% due October 30 TBA		665,000	712,485
4.50% due October 30 TBA		425,000	459,598
5.00% due October 30 TBA		300,000	329,894
			10,513,511
Total U.S. Government Agencies (cost $17,380,775)			17,439,099
U.S. GOVERNMENT TREASURIES — 18.9%
United States Treasury Bonds — 9.9%
0.13% due 02/15/2051 TIPS(8)		26,211	28,559
0.88% due 02/15/2047 TIPS(8)		152,654	194,638
1.00% due 02/15/2048TIPS(8)		33,207	43,829
1.25% due 05/15/2050		102,000	83,194
1.75% due 08/15/2041		345,000	328,990
1.88% due 02/15/2051		245,000	232,980
2.25% due 05/15/2041		585,000	606,937
2.25% due 08/15/2046		175,000	180,271
2.25% due 08/15/2049		135,000	139,551
2.50% due 02/15/2045(9)		213,000	229,516
2.88% due 08/15/2045		400,000	460,219
3.00% due 11/15/2045		170,000	199,916
3.13% due 08/15/2044		505,000	603,159
3.13% due 05/15/2048		110,000	133,517
3.38% due 05/15/2044(10)		1,675,000	2,077,523
			5,542,799
United States Treasury Notes — 9.0%
0.38% due 01/15/2027 TIPS(8)		101,699	112,249
0.63% due 12/31/2027		470,000	453,091
0.63% due 05/15/2030		985,000	918,436
0.63% due 08/15/2030		1,310,000	1,217,430
0.75% due 04/30/2026		320,000	317,412
0.75% due 07/15/2028 TIPS(8)		21,748	24,885
1.25% due 08/15/2031		295,000	287,487
1.63% due 05/15/2031		730,000	737,642
2.75% due 08/31/2025		320,000	344,262
2.75% due 02/15/2028		615,000	672,392
			5,085,286
Total U.S. Government Treasuries (cost $10,609,296)			10,628,085
FOREIGN GOVERNMENT OBLIGATIONS — 4.7%
Sovereign — 4.7%
Arab Republic of Egypt Senior Notes 6.38% due 04/11/2031	EUR	100,000	113,574
Dominican Republic Senior Notes 6.40% due 06/05/2049		150,000	158,776

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(12)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	800,000	$141,902
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	130,000	158,642
Government of Macedonia Senior Notes 3.68% due 06/03/2026*	EUR	100,000	126,791
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	70,000	75,490
Government of Romania Notes 2.75% due 04/14/2041	EUR	25,000	26,887
Government of Romania Senior Notes 3.38% due 02/08/2038	EUR	25,000	30,045
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	42,000	56,892
Kingdom of Morocco Senior Notes 2.00% due 09/30/2030	EUR	100,000	112,977
Kingdom of Saudi Arabia Senior Notes 2.00% due 07/09/2039	EUR	100,000	121,186
Republic of Benin Senior Notes 4.95% due 01/22/2035*	EUR	100,000	112,790
Republic of Chile Senior Notes 1.25% due 01/22/2051	EUR	100,000	102,335
Republic of Colombia Senior Notes 3.88% due 04/25/2027		200,000	207,116
Republic of Croatia Notes 1.50% due 06/17/2031	EUR	100,000	121,063
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	100,000	112,070
Republic of Peru Senior Notes 3.30% due 03/11/2041		20,000	19,393
Republic of Philippines Senior Notes 1.75% due 04/28/2041	EUR	100,000	115,464
Republic of the Philippines Senior Notes 1.20% due 04/28/2033	EUR	100,000	115,659
Russian Federation Bonds 5.90% due 03/12/2031	RUB	10,755,000	134,857
United Mexican States Senior Notes 1.45% due 10/25/2033	EUR	100,000	109,337
Security Description	Shares/ Principal Amount(12)		Value (Note 2)
Sovereign (continued)
United Mexican States Senior Bonds 4.75% due 03/08/2044		$90,000	$95,935
United Mexican States Bonds 7.75% due 05/29/2031	MXN	5,195,100	258,032
Total Foreign Government Obligations (cost $2,758,867)			2,627,213
OPTIONS — PURCHASED†(11) — 0.0%
Over the Counter Call Options on Currency Contracts (cost $92,468)		17,540,170	19,502
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(1)		10	120
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/0/4/2016†		19,000	129
Total Escrows And Litigation Trusts (cost $0)			249
Total Long-Term Investment Securities (cost $65,384,421)			69,799,188
SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(13) (cost $693,216)		693,216	693,216
REPURCHASE AGREEMENTS — 1.8%
Bank of America Securities LLC Joint Repurchase Agreement(14)		225,000	225,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)		155,000	155,000
BNP Paribas SA Joint Repurchase Agreement(14)		135,000	135,000
Deutsche Bank AG Joint Repurchase Agreement(14)		250,000	250,000
RBS Securities, Inc. Joint Repurchase Agreement(14)		240,000	240,000
Total Repurchase Agreements (cost $1,005,000)			1,005,000
TOTAL INVESTMENTS (cost $67,082,637)(15)		127.3%	71,497,404
Liabilities in excess of other assets		(27.3)	(15,319,493)
NET ASSETS		100.0%	$56,177,911

†    Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2021, the aggregate value of these securities was $10,782,529 representing 19.2% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

(2)  Commercial Mortgage Backed Security

(3)  Collateralized Mortgage Obligation

(4)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)  Collateralized Loan Obligation

(6)  Interest Only

(7)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2021.

(8)  Principal amount of security is adjusted for inflation.

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(10)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(11)  Options — Purchased

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.4494 CNY per $1 USD	BNP Paribas SA	January 2022	CNY	7.45	$3,484	$18,598	$299	$(18,299)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.6410 CNY per $1 USD	BNP Paribas SA	November 2021	CNY	7.64	3,335	18,109	7	(18,102)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.5700 CNY per $1 USD	Goldman Sachs International	March 2022	CNY	7.57	3,535	17,561	1,365	(16,196)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.28	4,138	19,279	10,486	(8,793)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.38	1,197	6,351	2,568	(3,783)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3100 CNY per $1 USD	JPMorgan Chase Bank	August 2022	CNY	7.31	1,851	12,570	4,777	(7,793)
						$92,468	$19,502	$(72,966)

CNY — Chinese Yuan

USD — United States Dollar

(12)  Denominated in United States dollars unless otherwise indicated.

(13)  The rate shown is the 7-day yield as of September 30, 2021.

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

EUR   — Euro Currency

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

SCRT — Seasoned Credit Risk Transfer Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Short	Australian 10 Year Bonds	December 2021	$312,838	$306,833	$6,005
3	Short	Euro-BTP	December 2021	532,320	528,034	4,286
5	Short	Euro-Bund	December 2021	997,134	983,554	13,580
3	Short	Euro-BUXL 30 Year Bonds	December 2021	729,413	706,617	22,796
4	Short	U.S. Treasury 10 Year Notes	December 2021	532,469	526,438	6,031
21	Short	U.S. Treasury 10 Year Ultra Notes	December 2021	3,093,172	3,050,250	42,922
17	Short	U.S. Treasury 5 Year Notes	December 2021	2,099,033	2,086,617	12,416
14	Short	U.S. Treasury Long Bonds	December 2021	2,288,682	2,229,063	59,619
2	Short	U.S. Treasury Ultra Bonds	December 2021	390,219	382,125	8,094
						$175,749
						Unrealized (Depreciation)
1	Long	Euro-OAT	December 2021	$195,656	$192,228	$(3,428)
3	Long	U.S. Treasury 2 Year Notes	December 2021	660,531	660,164	(367)
						$(3,795)
Net Unrealized Appreciation (Depreciation)						$171,954

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	EUR	1,437,000	USD	1,706,053	12/15/2021	$39,040	$—
Goldman Sachs International	BRL	440,000	USD	81,613	12/15/2021	1,788	—
	MXN	3,750,000	USD	185,576	12/15/2021	5,775	—
	RUB	5,790,000	USD	77,642	12/15/2021	—	(963)
						7,563	(963)
Morgan Stanley & Co., Inc.	USD	28,076	EUR	24,000	12/15/2021	—	(234)
Unrealized Appreciation (Depreciation)						$46,603	$(1,197)

BRL — Brazilian Real

EUR — Euro Currency

MXN — Mexican Peso

RUB — Russian Ruble

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	135	09/16/2050	USD-3 Month-LIBOR-BBA/Quarterly	0.81%/Semi-annually	$407	$32,237
USD	290	12/16/2025	USD-3 Month-LIBOR-BBA/Quarterly	0.38%/Semi-annually	(442)	7,155
					$(35)	$39,392

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$16,739,649	$303,081	**	$—	$17,042,730
Asset Backed Securities	—	9,291,594		—	9,291,594
U.S. Corporate Bonds & Notes	—	10,829,530		—	10,829,530
Foreign Corporate Bonds & Notes	—	1,048,756		—	1,048,756
Municipal Bond & Notes	—	872,430		—	872,430
U.S. Government Agencies	—	17,439,099		—	17,439,099
U.S. Government Treasuries	—	10,628,085		—	10,628,085
Foreign Government Obligations	—	2,627,213		—	2,627,213
Options — Purchased	—	19,502		—	19,502
Escrows and Litigation Trusts	—	129		120	249
Short-Term Investment Securities	693,216	—		—	693,216
Repurchase Agreements	—	1,005,000		—	1,005,000
Total Investments at Value	$17,432,865	$54,064,419		$120	$71,497,404
Other Financial Instruments:†
Futures Contracts	$175,749	$—		$—	$175,749
Forward Foreign Currency Contracts	—	46,603		—	46,603
Centrally Cleared Interest Rate Swap Contracts	—	39,392		—	39,392
Total Other Financial Instruments	$175,749	$85,995		$—	$261,744
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,795	$—		$—	$3,795
Forward Foreign Currency Contracts	—	1,197		—	1,197
Total Other Financial Instruments	$3,795	$1,197		$—	$4,992

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited)

Industry Allocation*
Uniform Mtg. Backed Securities	23.7%
Diversified Financial Services	21.1
United States Treasury Bonds	12.9
Government National Mtg. Assoc.	10.1
United States Treasury Notes	9.7
Sovereign	6.0
Diversified Banking Institutions	3.9
Federal National Mtg. Assoc.	3.2
Computer Software	2.5
Repurchase Agreements	2.2
Internet Content-Entertainment	2.1
Municipal Bonds & Notes	1.9
Enterprise Software/Service	1.9
Electric-Integrated	1.8
Commercial Services-Finance	1.3
Federal Home Loan Mtg. Corp.	1.3
Cable/Satellite TV	1.3
E-Commerce/Services	1.3
Internet Application Software	1.2
E-Commerce/Products	1.2
Telephone-Integrated	0.9
Medical-Drugs	0.8
Electronic Components-Semiconductors	0.8
Medical Instruments	0.8
Registered Investment Companies	0.7
Banks-Super Regional	0.7
Medical-Biomedical/Gene	0.6
Real Estate Investment Trusts	0.6
Cellular Telecom	0.6
Medical-HMO	0.6
Applications Software	0.6
Communications Software	0.5
Semiconductor Equipment	0.5
Aerospace/Defense-Equipment	0.5
Pipelines	0.5
Finance-Other Services	0.5
Computers	0.5
Oil Companies-Exploration & Production	0.4
Entertainment Software	0.4
Internet Content-Information/News	0.4
Insurance-Life/Health	0.4
Diagnostic Equipment	0.4
Retail-Discount	0.4
Building & Construction Products-Misc.	0.4
Data Processing/Management	0.4
Oil Companies-Integrated	0.3
Office Automation & Equipment	0.3
Apparel Manufacturers	0.3
Aerospace/Defense	0.3
Hazardous Waste Disposal	0.3
Computer Services	0.3
Brewery	0.3
Retail-Restaurants	0.3
Auto-Cars/Light Trucks	0.3
Insurance Brokers	0.3
Gas-Distribution	0.3
Containers-Metal/Glass	0.3
Tobacco	0.3
Pharmacy Services	0.3
Funeral Services & Related Items	0.3
Transactional Software	0.3
Electric-Distribution	0.2%
Semiconductor Components-Integrated Circuits	0.2
Networking Products	0.2
Medical-Hospitals	0.2
Building-Residential/Commercial	0.2
Retail-Apparel/Shoe	0.2
Insurance-Mutual	0.2
Medical Products	0.2
Rental Auto/Equipment	0.2
Broadcast Services/Program	0.2
Internet Security	0.2
Transport-Rail	0.2
Trucking/Leasing	0.2
Chemicals-Diversified	0.2
Music	0.1
Consulting Services	0.1
Diversified Manufacturing Operations	0.1
Food-Misc./Diversified	0.1
Finance-Credit Card	0.1
Retail-Pawn Shops	0.1
Independent Power Producers	0.1
Finance-Consumer Loans	0.1
Containers-Paper/Plastic	0.1
Schools	0.1
Advertising Sales	0.1
Banks-Commercial	0.1
Electric-Transmission	0.1
Banks-Fiduciary	0.1
Electronic Components-Misc.	0.1
Retail-Building Products	0.1
Paper & Related Products	0.1
Oil Refining & Marketing	0.1
Metal-Iron	0.1
Machinery-General Industrial	0.1
134.1%
Credit Quality†#
Aaa	59.0%
Aa	1.4
A	7.8
Baa	11.1
Ba	6.8
B	0.8
Caa	0.4
Ca	0.2
Not Rated##	12.5
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 15.5%
Aerospace/Defense-Equipment — 0.4%
HEICO Corp., Class A	1,515	$179,421
Applications Software — 0.3%
ServiceNow, Inc.†	191	118,854
Commercial Services-Finance — 1.1%
Adyen NV†*	43	119,564
Square, Inc., Class A†	1,557	373,431
		492,995
Communications Software — 0.5%
Zoom Video Communications, Inc., Class A†	901	235,611
Computer Software — 2.5%
Datadog, Inc., Class A†	1,362	192,519
Snowflake, Inc., Class A†	1,224	370,174
Twilio, Inc., Class A†	1,065	339,788
ZoomInfo Technologies, Inc., Class A†	3,090	189,077
		1,091,558
Data Processing/Management — 0.3%
DocuSign, Inc.†	439	113,012
Diagnostic Equipment — 0.4%
Danaher Corp.	595	181,142
E-Commerce/Products — 1.2%
Amazon.com, Inc.†	55	180,677
Chewy, Inc., Class A†	898	61,163
Farfetch, Ltd., Class A†	2,532	94,899
Wayfair, Inc., Class A†	645	164,804
		501,543
E-Commerce/Services — 1.0%
Airbnb, Inc., Class A†	717	120,276
Match Group, Inc.†	718	112,719
Uber Technologies, Inc.†	4,146	185,741
		418,736
Enterprise Software/Service — 1.5%
Avalara, Inc.†	467	81,618
Coupa Software, Inc.†	510	111,782
Veeva Systems, Inc., Class A†	1,173	338,023
Workday, Inc., Class A†	477	119,197
		650,620
Entertainment Software — 0.4%
ROBLOX Corp., Class A†	2,511	189,706
Finance-Other Services — 0.1%
Coinbase Global, Inc., Class A†	145	32,985
Gold Mining — 0.0%
Royal Gold, Inc.	163	15,565
Internet Application Software — 1.2%
Okta, Inc.†	464	110,126
Shopify, Inc., Class A†	307	416,224
		526,350
Internet Content-Entertainment — 2.1%
Facebook, Inc., Class A†	317	107,587
Pinterest, Inc., Class A†	1,302	66,337
Security Description	Shares/ Principal Amount(15)	Value (Note 2)
Internet Content-Entertainment (continued)
Snap, Inc., Class A†	3,483	$257,289
Spotify Technology SA†	492	110,867
Twitter, Inc.†	6,238	376,713
		918,793
Internet Content-Information/News — 0.4%
IAC/InterActiveCorp†	1,041	135,632
Vimeo, Inc.†	1,690	49,635
		185,267
Medical Instruments — 0.6%
Intuitive Surgical, Inc.†	254	252,514
Medical-Biomedical/Gene — 0.4%
Royalty Pharma PLC, Class A	4,587	165,774
Retail-Apparel/Shoe — 0.2%
Lululemon Athletica, Inc.†	188	76,084
Retail-Discount — 0.4%
Costco Wholesale Corp.	390	175,247
Semiconductor Equipment — 0.5%
ASML Holding NV	308	229,494
Total Common Stocks (cost $5,177,493)		6,751,271
ASSET BACKED SECURITIES — 21.1%
Diversified Financial Services — 21.1%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(1)	$120,000	130,399
510 Asset Backed Trust Series 2021-NPL2, Class A1 2.12% due 06/25/2061*(2)(3)	95,522	95,490
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	40,000	41,098
Angel Oak Mtg. Trust VRS Series 2021-5, Class A1 0.95% due 07/25/2066*(2)(4)	77,987	77,825
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(2)(4)	41,561	41,689
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(2)(4)	40,269	40,219
Angel Oak Mtg. Trust VRS Series 2021-3, Class A1 1.07% due 05/25/2066*(2)(4)	66,560	66,548
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(2)(4)	51,735	52,098
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(2)(4)	8,998	9,084
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.66% (1 ML+1.58%) due 10/25/2034	2,323	2,417

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Atrium XII FRS Series 12A, Class AR 0.97% (3 ML+0.83%) due 04/22/2027*(5)	$225,134	$225,295
BANK VRS Series 2017-BNK8, Class XA 0.86% due 11/15/2050(1)(4)(6)	983,006	37,594
BANK VRS Series 2019-BN20, Class XA 0.96% due 09/15/2062(1)(4)(6)	991,116	56,405
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(4)	52,681	53,939
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(4)	34,655	34,990
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(4)	32,101	32,683
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(4)	32,770	33,462
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(4)	32,986	33,667
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(4)	44,984	45,878
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 0.93% (1 ML+0.85%) due 08/15/2036*(1)	153,000	152,997
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.83% due 02/25/2036(2)(4)	58,888	56,031
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 1.39% (1 ML+ 1.30%) due 03/25/2029*(2)	6,181	6,182
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.49% (1 ML + 1.40%) due 10/15/2029*(2)	37,196	37,208
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.65% due 01/15/2051(1)(4)(6)	209,593	5,496
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.66% due 07/15/2051(1)(4)(6)	359,620	9,155
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.80% due 01/15/2052(1)(4)(6)	$963,426	$36,200
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.39% due 03/15/2062(1)(4)(6)	314,893	22,895
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.64% due 01/15/2054(1)(4)(6)	158,772	18,707
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.92% due 07/15/2053(1)(4)(6)	99,874	10,967
BlueMountain CLO XXIV, Ltd. FRS Series 2019-24A, Class AR 1.23% (3 ML + 1.10%) due 04/20/2034*(5)	250,000	249,096
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 2.63% (1 ML + 2.55%) due 12/15/2037*(1)	100,000	100,059
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(2)(4)	32,786	33,235
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(1)	75,000	80,156
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.89% (1 Yr USTYCR+2.40%) due 03/25/2036(2)	23,185	23,248
COLT Funding LLC VRS Series 2021-1, Class A1 0.91% due 06/25/2066*(2)(4)	51,505	51,452
COLT Mtg. Loan Trust VRS Series 2021-3, Class A1 0.96% due 09/27/2066*(2)(4)	99,460	99,157
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 1.28% (3 ML+1.15%) due 10/25/2028*(5)	244,111	244,237
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 0.98% (1 ML+0.90%) due 10/15/2034*(1)	10,661	10,668
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(1)	75,000	80,529
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(1)	155,000	160,704

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(1)	$141,668	$150,254
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(1)	149,000	159,014
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(2)	24,896	17,567
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.88% due 06/15/2057(1)(4)(6)	1,095,313	24,088
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(1)	81,108	84,641
CSMC Trust VRS Series 2021-NQM5, Class A1 0.94% due 05/25/2066*(2)(4)	98,310	97,769
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(2)(4)	31,388	32,868
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.83% due 09/15/2053(1)(4)(6)	99,846	9,747
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(1)	125,000	132,592
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(1)	77,156	80,685
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.66% due 04/25/2051*	49,875	51,270
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	58,350	60,413
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	35,865
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	80,000	81,996
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	25,000	25,744
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(2)(4)	40,375	41,082
GCAT Trust VRS Series 2021-NQM3, Class A1 1.09% due 05/25/2066*(2)(4)	92,826	92,833
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(1)	$160,000	$162,418
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(1)	40,000	45,217
GS Mtg. Securities Corp. Trust VRS Series 2018-GS10, Class XA 0.47% due 07/10/2051(1)(4)(6)	1,114,681	24,372
GS Mtg. Securities Corp. Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(1)	140,000	148,912
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(1)	100,000	100,697
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.41% due 04/25/2036(2)(4)	4,853	3,857
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.83% due 03/25/2047(2)(4)	12,653	9,926
Home Re, Ltd. FRS Series 2018-1, Class M1 1.69% (1 ML + 1.60%) due 10/25/2028*(2)	17,756	17,781
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.36% (1 ML+0.54%) due 05/25/2035(2)	29,752	29,785
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(1)	85,000	91,668
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(1)	25,000	26,002
Legacy Mtg. Asset Trust Series 2021-GS3, Class A1 1.75% due 07/25/2061*(2)(3)	95,506	95,584
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(2)(3)	76,830	77,091
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(2)(3)	85,327	85,801
LSTAR Securities Investment Trust FRS Series 2021-1, Class A 1.89% (1 ML+1.80%) due 02/01/2026*(2)	73,984	74,209
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 2.59% (1 ML + 1.50%) due 05/01/2024*(2)	57,516	56,757

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.25% (3 ML + 1.12%) due 07/17/2034*(5)	$250,000	$249,934
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	100,000	100,285
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.16% due 12/25/2034(2)(4)	9,174	9,602
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.16% due 02/25/2035(2)(4)	6,934	7,067
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(2)(4)	71,785	71,822
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.12% due 12/15/2047(1)(4)(6)	223,102	5,595
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(1)	25,000	26,691
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.50% due 06/15/2050(1)(4)(6)	109,563	6,030
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(2)	21,042	12,629
MortgageIT Trust FRS Series 2005-4, Class A1 0.64% (1 ML+0.28%) due 10/25/2035(2)	40,533	40,735
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(2)(4)	46,127	49,221
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.83% (1 ML + 0.75%) due 01/25/2048*(2)	51,049	51,124
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.59% (1 ML+1.50%) due 06/25/2057*(2)	39,073	39,316
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(2)(4)	53,534	55,637
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(2)(4)	$39,794	$42,524
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(2)(4)	39,555	42,338
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(2)(4)	69,001	73,774
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(2)(4)	72,588	77,340
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(2)(4)	56,282	60,310
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(2)(4)	38,672	41,147
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(2)(4)	62,575	66,670
NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(2)(4)	96,209	96,158
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)(4)	5,057	5,192
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.49% (1 ML + 1.40%) due 07/25/2029*(2)	7,561	7,563
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.19% (1 ML+0.10%) due 02/25/2037	37,168	22,686
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 2.09% (1 ML+2.00%) due 03/27/2024*(2)	35,481	35,485
Preston Ridge Partners Mtg. Series 2020-3, Class A1 2.86% due 09/25/2025*(2)(3)	78,754	78,911
PRET LLC Series 2021-RN2, Class A1 1.74% due 07/25/2051*(3)	100,000	99,931
Pretium Mtg. Credit Partners LLC VRS Series 2021-RN1, Class A1 1.99% due 02/25/2061*(2)(3)	94,663	94,535

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
PRPM LLC Series 2021-5, Class A1 1.79% due 06/25/2026*(2)(3)	$96,532	$96,615
PRPM LLC Series 2021-4, Class A1 1.87% due 04/25/2026*(2)(3)	92,178	92,045
Radnor RE, Ltd. FRS Series 2019-2, Class M1A 1.29% (1 ML+1.2%) due 06/25/2029*(2)	9,986	9,986
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.22% (1 ML+0.13%) due 05/25/2037	84,140	73,337
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(1)	90,000	93,135
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.21% (3 ML+1.07%) due 04/25/2034*(5)	250,000	249,937
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.34% (1 ML+0.25%) due 11/25/2036	195,000	188,970
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	21,546	21,574
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	25,000	24,982
TICP CLO III-2, Ltd. FRS Series 2018-3R, Class A 0.97% (3 ML+0.84%) due 04/20/2028*(5)	160,527	160,116
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(4)	10,888	10,941
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(4)	49,044	49,707
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(4)	21,392	21,650
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(4)	56,258	57,346
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(2)(4)	98,573	100,486
VCAT LLC Series 2021-NPL3, Class A1 1.74% due 05/25/2051*(2)(3)	89,982	89,996
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Venture 42 CLO, Ltd. FRS Series 2021-42A, Class A1A 1.31% (3 ML+1.13%) due 04/15/2034*(5)	$100,000	$99,975
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.38% (3 ML+1.24%) due 04/15/2034*(5)	100,000	99,975
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(2)(4)	81,248	81,369
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(3)	77,781	77,851
VOLT XCIX LLC Series 2021-NPL8, Class A1 2.12% due 04/25/2051*(3)	78,908	79,064
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.34% (3 ML+1.17%) due 07/20/2032*(5)	250,000	249,937
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.05% due 09/15/2057(1)(4)(6)	575,029	17,630
Wells Fargo Commercial Mtg. Trust Series 2015-NXS3, Class A4 3.62% due 09/15/2057(1)	60,000	65,231
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(1)	80,000	85,347
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.28% due 05/15/2048(1)(4)	10,000	10,232
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.71% due 10/25/2036(2)(4)	12,263	12,071
Wendy's Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	79,800	80,427
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,125	50,855
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	30,000	30,433
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	55,000	56,303
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(1)	145,000	155,298

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(1)	$130,000	$138,812
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(1)	60,000	64,453
Total Asset Backed Securities (cost $9,052,539)		9,194,002
U.S. CORPORATE BONDS & NOTES — 23.9%
Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	40,000	42,400
Aerospace/Defense — 0.3%
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	17,247
Boeing Co. Senior Notes 5.15% due 05/01/2030	35,000	40,992
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	20,000	25,973
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,113
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	33,028
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	18,130
		137,483
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	40,000	42,142
Apparel Manufacturers — 0.3%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	40,000	43,320
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	95,000	98,681
		142,001
Applications Software — 0.3%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	37,000	40,038
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	8,000	7,716
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	17,000	17,886
Security Description	Principal Amount(15)	Value (Note 2)
Applications Software (continued)
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	$50,000	$52,832
		118,472
Auto-Cars/Light Trucks — 0.3%
General Motors Co. Senior Notes 6.13% due 10/01/2025	15,000	17,569
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	30,000	29,613
General Motors Financial Co., Inc. Senior Notes 1.50% due 06/10/2026	80,000	79,507
		126,689
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	40,000	40,513
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	35,000	36,449
Banks-Super Regional — 0.7%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	30,000	31,188
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	55,000	57,616
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	35,000	36,441
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	32,173
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	120,000	128,553
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	42,758
		328,729
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	30,000	32,282
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	5,000	6,155
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	60,000	77,577

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	$15,000	$16,025
		132,039
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	11,000	11,730
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	15,000	16,231
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	31,000	32,308
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	12,466
		72,735
Building & Construction Products-Misc. — 0.4%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	46,000	49,220
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	35,000	33,310
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	50,000	51,000
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	40,000	41,500
		175,030
Building-Residential/Commercial — 0.2%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	42,000	48,680
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	26,000	29,275
		77,955
Cable/Satellite TV — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	15,000	15,225
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	80,000	82,538
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	35,000	33,399
Security Description	Principal Amount(15)	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	$55,000	$61,586
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,869
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	20,000	27,141
Comcast Corp. Company Guar. Notes 2.89% due 11/01/2051*	20,000	19,123
Comcast Corp. Company Guar. Notes 2.99% due 11/01/2063*	21,000	19,562
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	10,641
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	25,000	26,355
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	40,000	44,881
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	10,000	11,750
Cox Communications, Inc. Senior Notes 2.60% due 06/15/2031*	25,000	25,274
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	29,000	30,697
Sirius XM Radio, Inc. Company Guar. Notes 3.13% due 09/01/2026*	75,000	76,031
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	25,000	27,109
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	56,661
		573,842
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	20,420

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.5%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	$45,000	$45,376
T-Mobile USA, Inc. Company Guar. Notes 3.38% due 04/15/2029*	20,000	20,865
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	45,000	48,463
T-Mobile USA, Inc. Company Guar. Notes 3.50% due 04/15/2031*	20,000	21,093
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	50,000	55,295
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	15,000	17,447
		208,539
Chemicals-Diversified — 0.2%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	55,000	59,057
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	10,000	9,988
		69,045
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	6,048
Commercial Services-Finance — 0.2%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	20,000	20,962
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	70,000	74,214
		95,176
Computer Services — 0.3%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	105,000	107,637
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	5,000	5,131
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	21,564
		134,332
Computers — 0.5%
Apple, Inc. Senior Notes 1.40% due 08/05/2028	75,000	73,762
Security Description	Principal Amount(15)	Value (Note 2)
Computers (continued)
Apple, Inc. Senior Notes 2.20% due 09/11/2029	$65,000	$66,863
Apple, Inc. Senior Notes 2.65% due 02/08/2051	35,000	33,411
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	16,572
HP, Inc. Senior Notes 2.20% due 06/17/2025	10,000	10,316
		200,924
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	15,000	15,188
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	25,000	25,730
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	25,000	26,250
		67,168
Containers-Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	115,000	121,181
Containers-Paper/Plastic — 0.1%
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	45,000	48,713
Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	35,000	36,082
Diversified Banking Institutions — 3.7%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	35,000	36,575
Bank of America Corp. FRS Senior Notes 3.31% (3 ML+1.24%) due 04/22/2042	45,000	47,242
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	115,000	122,831
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	90,000	106,242
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	30,000	37,343

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	$4,000	$4,855
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	45,000	45,069
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	25,000	25,258
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	37,720
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	135,000	143,384
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	45,000	49,387
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	3,000	3,808
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	15,000	14,432
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	45,000	44,542
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	70,000	70,715
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	35,678
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	64,249
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	33,173
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	10,000	11,504
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	15,000	15,195
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	5,000	5,193
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	15,000	15,443
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	5,066
JPMorgan Chase & Co. Senior Notes 3.16% due 04/22/2042	65,000	67,340
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	$10,000	$10,561
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	65,000	70,746
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	49,649
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	42,273
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	50,000	55,827
Morgan Stanley Senior Notes 1.59% due 05/04/2027	65,000	65,143
Morgan Stanley Senior Notes 1.79% due 02/13/2032	70,000	66,588
Morgan Stanley Senior Notes 1.93% due 04/28/2032	50,000	47,894
Morgan Stanley Senior Notes 2.24% due 07/21/2032	25,000	24,588
Morgan Stanley Senior Notes 2.63% due 11/17/2021	40,000	40,115
Morgan Stanley Senior Notes 2.70% due 01/22/2031	5,000	5,155
Morgan Stanley Senior Notes 3.13% due 07/27/2026	16,000	17,266
Morgan Stanley Senior Notes 3.59% due 07/22/2028	20,000	21,921
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	55,066
		1,615,036
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	50,000	55,531
E-Commerce/Services — 0.3%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	112,000	116,760
Electric-Distribution — 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	25,000	27,590

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Distribution (continued)
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	$5,000	$5,861
Oglethorpe Power Corp. 1st Mtg. Bonds 3.75% due 08/01/2050	5,000	5,302
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	24,679
Sempra Energy Senior Notes 3.40% due 02/01/2028	30,000	32,330
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	11,047
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,575
		112,384
Electric-Integrated — 1.8%
AES Corp. Senior Notes 3.30% due 07/15/2025*	25,000	26,555
Alabama Power Co. Senior Notes 3.45% due 10/01/2049	25,000	26,922
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	15,000	17,545
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	10,000	10,900
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	20,000	20,468
Duke Energy Carolinas LLC 1st Mtg. Notes 2.55% due 04/15/2031	15,000	15,519
Duke Energy Corp. Senior Notes 2.55% due 06/15/2031	15,000	15,181
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	20,000	21,306
Duke Energy Indiana LLC 1st Mtg. Notes 2.75% due 04/01/2050	30,000	28,618
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	16,698
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	25,000	30,348
Duquesne Light Holdings, Inc. Senior Notes 2.78% due 01/07/2032*	20,000	19,957
Security Description	Principal Amount(15)	Value (Note 2)
Electric-Integrated (continued)
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	$5,000	$5,035
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	15,000	15,671
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	25,000	26,231
Exelon Corp. Senior Notes 3.95% due 06/15/2025	35,000	38,093
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,945
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	25,000	24,125
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	60,000	57,682
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	30,000	34,904
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	32,041
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	15,000	15,347
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	25,000	26,100
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	70,000	66,512
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.95% due 07/01/2050	10,000	10,595
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	5,872
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	5,927
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	35,000	36,855
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	40,000	42,699
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	20,000	22,000
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	15,549

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	$5,000	$5,114
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	7,000	7,490
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,444
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,381
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	32,252
Southern Co. Senior Notes 3.70% due 04/30/2030	5,000	5,485
		802,366
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	25,000	26,209
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,457
		38,666
Electronic Components-Semiconductors — 0.8%
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	40,000	39,818
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	65,000	67,364
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	15,000	16,789
Intel Corp. Senior Bonds 2.80% due 08/12/2041	35,000	34,813
Intel Corp. Senior Bonds 3.05% due 08/12/2051	40,000	39,899
Intel Corp. Senior Notes 3.10% due 02/15/2060	5,000	4,904
Marvell Technology, Inc. Company Guar. Notes 2.45% due 04/15/2028*	35,000	35,627
Marvell Technology, Inc. Company Guar. Notes 2.95% due 04/15/2031*	25,000	25,669
Microchip Technology, Inc. 2.67% due 09/01/2023	50,000	51,836
Security Description	Principal Amount(15)	Value (Note 2)
Electronic Components-Semiconductors (continued)
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	$30,000	$33,202
		349,921
Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	35,000	35,764
Oracle Corp. Senior Notes 2.88% due 03/25/2031	20,000	20,597
Oracle Corp. Senior Notes 3.85% due 04/01/2060	70,000	70,937
Oracle Corp. Senior Notes 3.95% due 03/25/2051	15,000	15,895
Oracle Corp. Senior Notes 4.00% due 11/15/2047	5,000	5,328
Oracle Corp. Senior Notes 4.10% due 03/25/2061	15,000	15,931
		164,452
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	45,000	49,073
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	42,811
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	15,000	15,448
		58,259
Finance-Other Services — 0.4%
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	160,000	168,635
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	10,839
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	6,625
Kellogg Co. Senior Notes 3.40% due 11/15/2027	40,000	43,697
		61,161
Funeral Services & Related Items — 0.3%
Service Corp. International Senior Notes 3.38% due 08/15/2030	50,000	49,938

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Funeral Services & Related Items (continued)
Service Corp. International Senior Notes 5.13% due 06/01/2029	$62,000	$67,403
		117,341
Gas-Distribution — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	26,000	28,243
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	30,000	32,859
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	55,000	60,321
		121,423
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	85,000	88,188
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	45,000	49,275
		137,463
Independent Power Producers — 0.1%
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	25,000	25,407
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	25,000	25,351
		50,758
Insurance Brokers — 0.3%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	30,000	30,612
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	16,130
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	25,000	26,877
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	15,000	17,402
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	12,576
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	21,333
		124,930
Security Description	Principal Amount(15)	Value (Note 2)
Insurance-Life/Health — 0.4%
Athene Global Funding Sec. Notes 2.65% due 10/04/2031*	$35,000	$34,996
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	45,000	54,271
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	55,000	54,599
Unum Group Senior Notes 4.50% due 12/15/2049	35,000	37,390
		181,256
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	11,806
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	45,000	46,439
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	16,766
		75,011
Internet Security — 0.2%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	70,000	71,116
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	25,000	25,639
Medical Instruments — 0.2%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	20,000	20,507
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	60,000	65,986
		86,493
Medical Products — 0.2%
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	70,000	73,675
Medical-Biomedical/Gene — 0.1%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,037
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	60,000	57,545
		59,582

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	$15,000	$16,161
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	5,000	5,931
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	20,000	24,039
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	60,000	60,259
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	55,000	54,480
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	20,000	18,729
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	25,000	27,632
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	65,495
		272,726
Medical-HMO — 0.6%
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	12,895
Centene Corp. Senior Notes 3.38% due 02/15/2030	20,000	20,675
Centene Corp. Senior Notes 4.63% due 12/15/2029	80,000	87,200
Humana, Inc. Senior Notes 2.15% due 02/03/2032	15,000	14,634
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	15,000	15,143
Kaiser Foundation Hospitals Notes 3.00% due 06/01/2051	20,000	20,384
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	26,187
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	25,000	25,030
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	20,000	22,127
		244,275
Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 0.2%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	$5,000	$5,371
HCA, Inc. Senior Sec. Notes 2.38% due 07/15/2031	5,000	4,908
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	10,000	10,594
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	35,000	41,639
Sutter Health Notes 3.36% due 08/15/2050	15,000	15,827
		78,339
Multimedia — 0.0%
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	10,000	11,425
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	2,000	2,387
		13,812
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	65,000	67,600
Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	109,000	111,725
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	10,000	10,363
Xerox Holdings Corp. Company Guar. Notes 5.50% due 08/15/2028*	20,000	20,705
		142,793
Oil Companies-Exploration & Production — 0.2%
Apache Corp. Senior Notes 4.88% due 11/15/2027	30,000	32,716
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	30,000	33,188
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	4,052
Hess Corp. Senior Notes 7.30% due 08/15/2031	20,000	27,026
		96,982

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	$15,000	$14,208
BP Capital Markets America, Inc. Company Guar. Notes 3.06% due 06/17/2041	5,000	5,038
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	15,000	14,866
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	30,000	33,395
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	25,000	29,622
		97,129
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	25,000	27,897
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	10,000	11,778
Pharmacy Services — 0.3%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	65,000	64,834
CVS Health Corp. Senior Notes 4.13% due 04/01/2040	25,000	28,595
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	25,723
		119,152
Pipelines — 0.5%
Energy Transfer LP Senior Notes 5.15% due 03/15/2045	10,000	11,424
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	65,000	82,551
Enterprise Products Operating LLC Company Guar. Notes 3.30% due 02/15/2053	5,000	4,881
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	10,000	11,297
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	10,000	12,567
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	30,000	30,816
Security Description	Principal Amount(15)	Value (Note 2)
Pipelines (continued)
MPLX LP Senior Notes 5.20% due 03/01/2047	$5,000	$6,063
MPLX LP Senior Notes 5.20% due 12/01/2047	5,000	6,067
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	15,000	15,358
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	30,000	32,709
		213,733
Real Estate Investment Trusts — 0.6%
American Tower Corp. Senior Notes 1.45% due 09/15/2026	15,000	14,907
American Tower Corp. Senior Notes 1.50% due 01/31/2028	5,000	4,839
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	20,794
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	15,000	14,949
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	40,000	43,160
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	25,000	29,229
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	10,000	11,732
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	41,420
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	70,000	70,887
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	5,000	5,187
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	10,000	10,806
		267,910
Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	30,000	30,750

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment (continued)
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	$40,000	$42,290
		73,040
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	10,000	10,835
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	30,000	32,439
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	50,000	51,875
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	20,000	20,830
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	25,000	27,194
		48,024
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	5,000	5,043
Howard University Notes 2.80% due 10/01/2030	15,000	15,323
Howard University Notes 2.90% due 10/01/2031	10,000	10,342
Howard University Notes 3.48% due 10/01/2041	15,000	15,583
		46,291
Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	5,000	4,771
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	137,000	134,701
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	15,000	15,196
AT&T, Inc. Senior Notes 3.80% due 12/01/2057	5,000	5,112
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	5,000	5,845
Security Description	Principal Amount(15)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	$20,000	$18,751
Verizon Communications, Inc. Senior Bonds 2.85% due 09/03/2041	15,000	14,607
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	17,000	15,785
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	35,000	37,395
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	75,000	78,163
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	70,959
		401,285
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 3.70% due 02/04/2051	10,000	9,445
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	5,000	4,876
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	35,000	34,709
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	35,000	36,802
		85,832
Transactional Software — 0.3%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	114,000	114,570
Transport-Rail — 0.2%
Union Pacific Corp. Senior Notes 2.38% due 05/20/2031	45,000	46,041
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062	25,000	24,031
		70,072
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	35,000	36,737
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	30,000	32,778
		69,515

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	$10,000	$11,783
Total U.S. Corporate Bonds & Notes (cost $10,097,806)		10,440,725
FOREIGN CORPORATE BONDS & NOTES — 1.9%
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	30,000	40,987
Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	55,000	60,674
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	10,000	10,710
		71,384
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	6,156
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	30,000	33,037
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	10,000	11,324
Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	30,000	28,729
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050	20,000	19,599
		48,328
Medical-Drugs — 0.2%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	50,000	52,375
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	55,000	52,731
		105,106
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	25,000	25,927
Security Description	Principal Amount(15)	Value (Note 2)
Networking Products — 0.2%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	$50,000	$54,875
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000	27,300
		82,175
Oil Companies-Exploration & Production — 0.2%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	10,000	10,200
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	10,000	10,250
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	30,000	30,788
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	50,000	54,856
		106,094
Oil Companies-Integrated — 0.1%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	20,000	20,482
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	10,000	11,153
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	15,000	17,217
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050	15,000	15,896
		64,748
Paper & Related Products — 0.1%
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032	30,000	28,973
Retail-Restaurants — 0.2%
1011778 BC ULC/New Red Finance, Inc. Senior Notes 3.88% due 01/15/2028*	80,000	80,680
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	55,000	59,983
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	15,000	17,340
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*	10,000	12,121
		89,444

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	$35,000	$35,005
Total Foreign Corporate Bonds & Notes (cost $793,582)		829,368
MUNICIPAL BONDS & NOTES — 1.9%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	18,183
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	40,000	47,762
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	5,000	5,738
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	10,000	11,270
County of Riverside, CA Revenue Bonds 2.96% due 02/15/2027	80,000	85,903
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028	80,000	86,467
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	70,000	70,755
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	35,000	41,042
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	95,000	129,657
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	19,000	28,528
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	90,000	100,020
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	95,000	121,994
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	35,636	37,613
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,428
Security Description	Principal Amount(15)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	$20,000	$20,508
Total Municipal Bonds & Notes (cost $725,709)		815,868
U.S. GOVERNMENT AGENCIES — 38.3%
Federal Home Loan Mtg. Corp. — 1.3%
2.50% due 01/01/2028	2,735	2,871
2.50% due 04/01/2028	5,828	6,117
3.00% due 08/01/2027	2,522	2,656
3.00% due 10/01/2042	10,569	11,493
3.00% due 11/01/2042	3,257	3,477
3.00% due 02/01/2043	13,491	14,401
3.00% due 08/01/2043	33,079	35,751
3.50% due 02/01/2042	1,709	1,857
3.50% due 03/01/2042	2,128	2,318
3.50% due 09/01/2043	12,091	13,200
4.00% due 03/01/2023	0	0
4.00% due 10/01/2043	5,291	5,853
4.50% due 01/01/2039	379	424
5.00% due 05/01/2034	2,734	3,028
5.50% due 07/01/2034	3,420	3,911
5.50% due 07/01/2035	3,093	3,597
5.50% due 04/01/2037	1,105	1,289
5.50% due 05/01/2037	1,116	1,301
5.50% due 08/01/2037	6,064	7,080
6.50% due 05/01/2029	1,062	1,199
Federal Home Loan Mtg. Corp. FRS 1.68% (6 ML+1.49%) due 02/01/2037	397	413
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.64% due 01/25/2034(1)(4)(6)	204,673	9,861
Series K064, Class X1 0.74% due 03/25/2027(1)(4)(6)	358,114	10,720
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K124, Class X1 0.81% due 12/25/2030(1)(4)(6)	270,798	15,938
Series K122, Class X1 0.97% due 11/25/2030(1)(4)(6)	99,890	6,887
Series K121, Class X1 1.12% due 10/25/2030(1)(4)(6)	118,834	9,394
Series K114, Class X1 1.21% due 06/25/2030(1)(4)(6)	214,636	18,401

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series K104, Class X1 1.25% due 01/25/2030(1)(4)(6)	$184,582	$15,002
Series K111, Class X1 1.68% due 05/25/2030(1)(4)(6)	99,766	11,740
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(1)	82,000	90,506
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(2)	18,427	20,097
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 1.73% (1 ML+1.65%) due 04/25/2043*(2)	12,638	12,671
Series 2019-HQA3, Class M2 1.94% (1 ML + 1.85%) due 09/25/2049*(2)	24,823	24,931
Series 2019-DNA3, Class M2 2.13% (1 ML + 2.05%) due 07/25/2049*(2)	35,785	36,195
Series 2019-HQA1, Class M2 2.44% (1 ML + 2.35%) due 02/25/2049*(2)	65,153	65,868
Series 2019-DNA2, Class M2 2.53% (1 ML+2.45%) due 03/25/2049*(2)	41,802	42,429
Federal Home Loan Mtg. Corp., REMIC Series 4216, Class KQ 1.70% due 10/15/2039(2)	19,042	19,295
Series 3964, Class MD 2.00% due 01/15/2041(2)	226	229
Series 4961, Class JB 2.50% due 12/15/2042(2)	37,026	38,629
Series 3883, Class PB 3.00% due 05/15/2041(2)	12,517	13,276
Series 1577, Class PK 6.50% due 09/15/2023(2)	781	813
Series 1226, Class Z 7.75% due 03/15/2022(2)	16	16
		585,134
Federal National Mtg. Assoc. — 3.2%
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.19% (1 ML +2.10%) due 06/25/2039*(2)	8,771	8,793
Series 2017-C01, Class 1M2 3.64% (1 ML+3.55%) due 07/25/2029(2)	23,708	24,416
Security Description	Principal Amount(15)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2016-C07, Class 2M2 4.44% (1 ML+4.35%) due 05/25/2029(2)	$37,896	$39,488
Federal National Mtg. Assoc. 2.50% due 02/01/2043	65,751	68,355
2.50% due 03/01/2043	75,116	78,169
2.66% due 03/01/2027	204,405	217,777
2.78% due 03/01/2027	71,231	76,306
3.00% due 01/01/2028	4,887	5,156
4.50% due 01/01/2039	1,014	1,136
4.50% due 06/01/2039	11,379	12,312
4.50% due 05/01/2041	3,844	4,308
5.00% due 07/01/2040	9,195	10,401
5.50% due 10/01/2021	115	115
5.50% due 12/01/2021	727	727
5.50% due 06/01/2022	7,819	7,879
5.50% due 12/01/2029	585	654
5.50% due 05/01/2034	1,722	1,942
5.50% due 08/01/2037	4,867	5,663
5.50% due 06/01/2038	319	373
6.00% due 06/01/2026	4,465	5,006
6.00% due 03/01/2027	6,786	7,611
6.00% due 12/01/2033	953	1,115
6.00% due 05/01/2034	3,738	4,393
6.00% due 08/01/2034	275	324
6.00% due 06/01/2040	1,853	2,187
6.50% due 11/01/2035	1,661	1,924
6.50% due 10/01/2037	507	579
7.00% due 06/01/2037	6,927	8,210
Federal National Mtg. Assoc. FRS 1.87% (12 ML+1.57%) due 05/01/2037	674	709
2.07% (12 ML+1.82%) due 10/01/2040	790	835
Federal National Mtg. Assoc. STRIPS Series 415, Class A3 3.00% due 11/25/2042(2)	23,782	24,748
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R03, Class 1M2 2.24% (1 ML+2.15%) due 09/25/2031*(2)	8,254	8,304
Series 2019-HRP1, Class M2 2.24% (1 ML+2.15%) due 11/25/2039*(2)	19,190	19,284
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(2)	25,028	25,497
Series 2012-128, Class PD 1.50% due 06/25/2042(2)	35,930	36,600
Series 2013-77, Class BP 1.70% due 06/25/2043(2)	18,062	18,322
Series 2011-117, Class MA 2.00% due 08/25/2040(2)	1,752	1,779

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2012-21, Class PQ 2.00% due 09/25/2041(2)	$8,538	$8,764
Series 2012-18, Class GA 2.00% due 12/25/2041(2)	15,052	15,479
Series 2012-75, Class KC 2.50% due 12/25/2041(2)	16,071	16,535
Series 2016-11, Class GA 2.50% due 03/25/2046(2)	19,639	20,462
Series 2019-54, Class KC 2.50% due 09/25/2049(2)	63,815	66,640
Series 2019-41, Class AC 2.50% due 03/25/2053(2)	31,794	32,715
Series 2015-48, Class QB 3.00% due 02/25/2043(2)	22,880	23,714
Series 2016-38, Class NA 3.00% due 01/25/2046(2)	9,184	9,830
Series 2017-34, Class JK 3.00% due 05/25/2047(2)	10,908	11,222
Series 2019-45, Class PT 3.00% due 08/25/2049(2)	32,389	34,043
Series 2017-96, Class PA 3.00% due 12/25/2054(2)	32,344	33,742
Series 2012-52, Class PA 3.50% due 05/25/2042(2)	11,769	12,604
Series 2017-26, Class CG 3.50% due 07/25/2044(2)	20,186	20,922
Series 2018-38, Class PC 3.50% due 03/25/2045(2)	7,092	7,180
Series 2018-80, Class GD 3.50% due 12/25/2047(2)	16,187	16,775
Series 2018-23, Class LA 3.50% due 04/25/2048(2)	25,130	26,733
Series 2019-7, Class JA 3.50% due 03/25/2049(2)	27,225	29,076
Series 2019-14, Class CA 3.50% due 04/25/2049(2)	31,865	34,509
Series 2017-35, Class AH 3.50% due 04/25/2053(2)	20,176	20,682
Series 2017-84, Class KA 3.50% due 04/25/2053(2)	16,678	17,122
Series 2019-15, Class AB 3.50% due 05/25/2053(2)	33,480	35,940
Series 2018-72, Class BA 3.50% due 07/25/2054(2)	34,239	35,672
Series 2018-19, Class DC 3.50% due 05/25/2056(2)	14,693	15,335
Series 2018-70, Class HA 3.50% due 10/25/2056(2)	23,373	24,585
Series 2019-12, Class HA 3.50% due 11/25/2057(2)	29,905	31,954
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	24,988	26,509
Series 2017-49, Class JA 4.00% due 07/25/2053(2)	18,252	18,915
		1,379,056
Security Description	Principal Amount(15)	Value (Note 2)
Government National Mtg. Assoc. — 10.1%
2.00% due October 30 TBA	$225,000	$228,094
2.00% due November 30 TBA	400,000	404,734
2.50% due October 30 TBA	225,000	232,137
2.50% due November 30 TBA	100,000	102,992
3.00% due October 30 TBA	500,000	522,188
3.00% due November 30 TBA	500,000	521,309
3.50% due October 30 TBA	1,035,000	1,088,104
4.00% due 10/15/2040	13,939	15,526
4.00% due 02/15/2041	7,411	8,232
4.00% due 09/15/2041	6,465	7,178
4.00% due 10/15/2041	3,368	3,631
4.00% due October 30 TBA	650,000	689,584
4.50% due 06/15/2041	54,443	61,584
5.00% due 01/15/2033	581	659
5.00% due 01/15/2040	33,068	38,537
5.00% due October 30 TBA	300,000	339,457
5.50% due 04/15/2036	36,673	40,948
6.50% due 07/15/2028	35,184	39,315
6.50% due 08/15/2028	1,966	2,197
6.50% due 09/15/2028	4,199	4,692
6.50% due 11/15/2028	5,885	6,577
7.00% due 01/15/2033	2,662	3,082
7.00% due 05/15/2033	3,968	4,577
7.00% due 11/15/2033	1,722	1,994
8.00% due 02/15/2030	998	1,047
Government National Mtg. Assoc. REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(2)	23,713	23,901
Series 2015-151, Class BA 1.70% due 10/20/2045(2)	12,889	13,046
Series 2013-37, Class LG 2.00% due 01/20/2042(2)	18,875	19,244
Series 2005-74, Class HA 7.50% due 09/16/2035(2)	42	44
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	965	1,069
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	897	1,020
		4,426,699
Uniform Mtg. Backed Securities — 23.7%
1.50% due October 30 TBA	100,000	100,953
1.50% due November 15 TBA	100,000	100,832
2.00% due October 30 TBA	3,140,000	3,146,378
2.00% due October 15 TBA	225,000	231,645
2.00% due November 30 TBA	1,540,000	1,540,361
2.50% due October 30 TBA	1,525,000	1,571,465
3.00% due October 30 TBA	755,000	789,683
3.00% due November 30 TBA	370,000	386,579
3.50% due October 30 TBA	725,000	767,070
4.00% due October 30 TBA	640,000	685,700
4.50% due October 30 TBA	425,000	459,598
5.50% due October 30 TBA	200,000	223,648
6.00% due October 30 TBA	300,000	336,785
		10,340,697
Total U.S. Government Agencies (cost $16,670,970)		16,731,586

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)		Value (Note 2)
U.S. GOVERNMENT TREASURIES — 22.6%
United States Treasury Bonds — 12.9%
0.13% due 02/15/2051 TIPS(7)		$26,211	$28,560
0.88% due 02/15/2047 TIPS(7)		141,346	180,220
1.00% due 02/15/2048 TIPS(7)		33,207	43,829
1.25% due 05/15/2050		93,000	75,853
1.38% due 08/15/2050		20,000	16,828
1.63% due 11/15/2050		70,000	62,702
1.75% due 08/15/2041		325,000	309,918
1.88% due 02/15/2051		285,000	271,017
2.25% due 05/15/2041		555,000	575,813
2.25% due 08/15/2046		115,000	118,464
2.25% due 08/15/2049		130,000	134,383
2.50% due 02/15/2045(8)		150,000	161,631
2.88% due 08/15/2045		190,000	218,604
3.00% due 05/15/2045(8)(9)		370,000	434,316
3.00% due 11/15/2045		202,000	237,547
3.13% due 08/15/2044		440,000	525,525
3.38% due 05/15/2044		1,185,000	1,469,770
3.63% due 08/15/2043		105,000	134,486
3.63% due 02/15/2044		105,000	134,884
3.75% due 11/15/2043		105,000	137,074
5.00% due 05/15/2037		256,000	370,320
			5,641,744
United States Treasury Notes — 9.7%
0.38% due 01/15/2027 TIPS(7)		101,699	112,249
0.63% due 12/31/2027		315,000	303,667
0.63% due 05/15/2030		1,300,000	1,212,148
0.63% due 08/15/2030		360,000	334,561
0.75% due 07/15/2028 TIPS(7)		21,748	24,885
1.13% due 08/31/2028		220,000	217,181
1.25% due 08/15/2031		440,000	428,794
1.63% due 05/15/2031		985,000	995,312
2.75% due 02/15/2028		525,000	573,993
			4,202,790
Total U.S. Government Treasuries (cost $9,570,497)			9,844,534
FOREIGN GOVERNMENT OBLIGATIONS — 6.0%
Sovereign — 6.0%
Arab Republic of Egypt Senior Notes 6.38% due 04/11/2031	EUR	100,000	113,574
Dominican Republic Senior Notes 6.40% due 06/05/2049*		150,000	158,776
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	755,000	133,920
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	120,000	146,439
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	60,000	64,706
Government of Romania Notes 2.75% due 04/14/2041	EUR	20,000	21,509
Security Description	Principal Amount(15)		Value (Note 2)
Sovereign (continued)
Government of Romania Senior Notes 3.38% due 02/08/2038	EUR	20,000	$24,036
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	52,000	70,438
Kingdom of Morocco Senior Notes 2.00% due 09/30/2030	EUR	100,000	112,978
Kingdom of Saudi Arabia Senior Notes 2.00% due 07/09/2039	EUR	100,000	121,186
Republic of Benin Senior Notes 4.95% due 01/22/2035*	EUR	100,000	112,790
Republic of Chile Senior Notes 1.25% due 01/22/2051	EUR	100,000	102,336
Republic of Colombia Senior Notes 3.88% due 04/25/2027		200,000	207,116
Republic of Croatia Notes 1.50% due 06/17/2031	EUR	100,000	121,063
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	100,000	112,070
Republic of North Macedonia Senior Notes 2.75% due 01/18/2025	EUR	100,000	121,244
Republic of Peru Senior Notes 2.39% due 01/23/2026		5,000	5,102
Republic of Peru Senior Notes 3.30% due 03/11/2041		15,000	14,545
Republic of Philippines Senior Notes 1.75% due 04/28/2041	EUR	100,000	115,464
Republic of the Philippines Senior Notes 1.20% due 04/28/2033	EUR	100,000	115,659
Russian Federation Bonds 5.90% due 03/12/2031	RUB	10,140,000	127,145
United Mexican States Senior Notes 1.45% due 10/25/2033	EUR	130,000	142,138
United Mexican States Senior Bonds 4.75% due 03/08/2044		86,000	91,671
United Mexican States Bonds 7.75% due 05/29/2031	MXN	4,905,100	243,628
Total Foreign Government Obligations (cost $2,737,247)			2,599,533

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares/ Principal Amount(15)	Value (Note 2)
OPTIONS — PURCHASED†(10) — 0.0%
Over the Counter Call Options on Currency Contracts (cost $36,526)	6,924,753	$7,586
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(11)	4	48
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	$10,000	68
Total Escrows And Litigation Trusts (cost $0)		116
Total Long-Term Investment Securities (cost $54,862,369)		57,214,589
SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(12) (cost $330,205)	330,205	330,205
REPURCHASE AGREEMENTS — 2.2%
Bank of America Securities LLC Joint Repurchase Agreement(13)	215,000	215,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)	150,000	150,000
BNP Paribas SA Joint Repurchase Agreement(13)	130,000	130,000
Deutsche Bank AG Joint Repurchase Agreement(13)	240,000	240,000
RBS Securities, Inc. Joint Repurchase Agreement(13)	230,000	230,000
Total Repurchase Agreements (cost $965,000)		965,000
TOTAL INVESTMENTS (cost $56,157,574)(14)	134.1%	58,509,794
Liabilities in excess of other assets	(34.1)	(14,885,541)
NET ASSETS	100.0%	$43,624,253

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2021, the aggregate value of these securities was $10,214,345 representing 23.4% of net assets.

(1)  Commercial Mortgage Backed Security

(2)  Collateralized Mortgage Obligation

(3)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2021.

(4)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)  Collateralized Loan Obligation

(6)  Interest Only

(7)  Principal Amount of security is adjusted for inflation.

(8)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(10)  Options — Purchased

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.4494 CNY per $1 USD	BNP Paribas SA	January 2022	CNY	7.45	$1,374	$7,334	$118	$(7,216)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.6410 CNY per $1 USD	BNP Paribas SA	November 2021	CNY	7.64	1,352	7,342	3	(7,339)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.5700 CNY per $1 USD	Goldman Sachs International	March 2022	CNY	7.57	1,410	7,004	544	(6,460)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.28	1,597	7,442	4,048	(3,394)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.38	463	2,454	992	(1,462)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3100 CNY per $1 USD	JPMorgan Chase Bank	August 2022	CNY	7.31	729	4,950	1,881	(3,069)
						$36,526	$7,586	$(28,940)

CNY — Chinese Yuan

USD — United States Dollar

(11)  Securities classified as Level 3 (see Note 2).

(12)  The rate shown is the 7-day yield as of September 30, 2021.

(13)  See Note 2 for details of Joint Repurchase Agreements.

(14)  See Note 4 for cost of investments on a tax basis.

(15)  Denominated in United States dollars unless otherwise indicated.

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

EUR — Euro Currency

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

RUB — New Russian Ruble

SCRT — Seasoned Credit Risk Transfer Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal Amount(15) and no definite maturity date. The actual principal Amount(15) and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Short	Australia 10 Year Bonds	December 2021	$208,559	$204,555	$4,004
2	Short	Euro-BTP	December 2021	355,590	352,022	3,568
5	Short	Euro-Bund	December 2021	998,104	983,555	14,549
3	Short	Euro-BUXL 30 Year Bonds	December 2021	729,413	706,617	22,796
3	Short	U.S. Treasury 10 Year Notes	December 2021	399,438	394,828	4,610
19	Short	U.S. Treasury 10 Year Ultra Notes	December 2021	2,799,827	2,759,750	40,077
7	Short	U.S. Treasury 5 Year Notes	December 2021	864,308	859,195	5,113
2	Short	U.S. Treasury 2 Year Notes	December 2021	440,328	440,109	219
10	Short	U.S. Treasury Long Bonds	December 2021	1,634,773	1,592,188	42,585
5	Short	U.S. Treasury Ultra Bonds	December 2021	984,617	955,313	29,304
						$166,825
						Unrealized (Depreciation)
1	Long	Euro-OAT	December 2021	$195,657	$192,228	$(3,429)
Net Unrealized Appreciation (Depreciation)						$163,396

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	1,443,000	USD	1,713,176	12/15/2021	$39,202	$—
Goldman Sachs International	BRL	4,15,000	USD	76,976	12/15/2021	1,687	—
	MXN	3,540,000	USD	175,183	12/15/2021	5,452	—
	RUB	5,460,000	USD	73,217	12/15/2021	—	(908)
						7,139	(908)
Morgan Stanley & Co., Inc.	USD	26,906	EUR	23,000	12/15/2021	—	(225)
Unrealized Appreciation/(Depreciation)						$46,341	$(1,133)

BRL — Brazilian Real

EUR — Euro Currency

MXN — Mexican Peso

RUB — New Russian Ruble

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	335	9/29/2026	1 Year USD Federal Funds — H.15-OIS-Compound/Annually	1.00%/Annually	$5,074	$(9,357)

OIS — Overnight Index Swap

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$6,631,707	$119,564	**	$—	$6,751,271
Asset Backed Securities	—	9,194,002		—	9,194,002
U.S. Corporate Bonds & Notes	—	10,440,725		—	10,440,725
Foreign Corporate Bonds & Notes	—	829,368		—	829,368
Municipal Bond & Notes	—	815,868		—	815,868
U.S. Government Agencies	—	16,731,586		—	16,731,586
U.S. Government Treasuries	—	9,844,534		—	9,844,534
Foreign Government Obligations	—	2,599,533		—	2,599,533
Options — Purchased	—	7,586		—	7,586
Escrows and Litigation Trusts	—	68		48	116
Short-Term Investment Securities	330,205	—		—	330,205
Repurchase Agreements	—	965,000		—	965,000
Total Investments at Value	$6,961,912	$51,547,834		$48	$58,509,794
Other Financial Instruments:†
Futures Contracts	$166,825	$—		$—	$166,825
Forward Foreign Currency Contracts	—	46,341		—	46,341
Total Other Financial Instruments	$166,825	$46,341		$—	$213,166
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,429	$—		$—	$3,429
Forward Foreign Currency Contracts	—	1,133		—	1,133
Centrally Cleared Interest Rate Swap Contracts	—	9,357		—	9,357
Total Other Financial Instruments	$3,429	$10,490		$—	$13,919

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited)

Industry Allocation*
Commercial Paper	6.7%
Repurchase Agreements	4.7
Diversified Banking Institutions	4.4
Medical-Drugs	3.7
Computers	3.5
Applications Software	3.4
Web Portals/ISP	3.1
E-Commerce/Products	2.6
Uniform Mtg. Backed Securities	2.3
Electronic Components-Semiconductors	2.2
Telephone-Integrated	2.0
Computer Services	1.9
Diversified Financial Services	1.9
Real Estate Investment Trusts	1.8
Electric-Integrated	1.8
Semiconductor Components-Integrated Circuits	1.6
Internet Content-Entertainment	1.6
Medical-Biomedical/Gene	1.5
Banks-Commercial	1.4
Auto-Cars/Light Trucks	1.4
Medical Products	1.3
Cosmetics & Toiletries	1.3
Retail-Discount	1.3
United States Treasury Bonds	1.2
Retail-Restaurants	1.2
Insurance-Multi-line	1.1
Insurance-Life/Health	1.1
Chemicals-Diversified	1.1
Medical Instruments	1.0
Electronic Forms	1.0
Enterprise Software/Service	1.0
Oil Companies-Integrated	0.9
Computer Aided Design	0.9
Aerospace/Defense	0.9
Cable/Satellite TV	0.8
Medical-HMO	0.8
Pipelines	0.7
Diversified Manufacturing Operations	0.7
Beverages-Non-alcoholic	0.7
Machinery-Farming	0.7
Federal National Mtg. Assoc.	0.7
Transport-Rail	0.7
Data Processing/Management	0.7
Retail-Major Department Stores	0.6
Computer Data Security	0.6
Hotels/Motels	0.6
Medical-Wholesale Drug Distribution	0.6
Networking Products	0.6
Finance-Consumer Loans	0.6
Commercial Services-Finance	0.5
Semiconductor Equipment	0.5
Transport-Services	0.5
Auto-Heavy Duty Trucks	0.5
Exchange-Traded Funds	0.5
Government National Mtg. Assoc.	0.4
Oil-Field Services	0.4
Brewery	0.4
Retail-Auto Parts	0.4
Oil Refining & Marketing	0.4
Food-Retail	0.4
Real Estate Management/Services	0.4
Retail-Building Products	0.4%
Consulting Services	0.4
Electric Products-Misc.	0.4
Non-Hazardous Waste Disposal	0.4
Food-Misc./Diversified	0.4
Metal-Diversified	0.4
Finance-Auto Loans	0.4
Building-Residential/Commercial	0.4
Chemicals-Specialty	0.4
Investment Management/Advisor Services	0.3
Internet Content-Information/News	0.3
Oil Companies-Exploration & Production	0.3
Medical Labs & Testing Services	0.3
Electronic Components-Misc.	0.3
Machinery-Construction & Mining	0.3
Tobacco	0.3
Federal Home Loan Mtg. Corp.	0.3
Advertising Agencies	0.3
Private Equity	0.3
Investment Companies	0.3
Building & Construction Products-Misc.	0.2
Instruments-Controls	0.2
Medical-Hospitals	0.2
Retail-Regional Department Stores	0.2
Audio/Video Products	0.2
Entertainment Software	0.2
Coatings/Paint	0.2
Finance-Credit Card	0.2
Food-Confectionery	0.2
Real Estate Operations & Development	0.2
Retail-Apparel/Shoe	0.2
United States Treasury Notes	0.2
Recreational Vehicles	0.2
Auto/Truck Parts & Equipment-Original	0.2
Food-Wholesale/Distribution	0.2
Building Products-Cement	0.2
Commercial Services	0.2
Toys	0.2
Diagnostic Equipment	0.2
Office Automation & Equipment	0.2
Web Hosting/Design	0.2
Apparel Manufacturers	0.2
Banks-Super Regional	0.2
Distribution/Wholesale	0.2
Transport-Marine	0.2
Import/Export	0.2
Electronic Security Devices	0.2
Containers-Metal/Glass	0.2
Containers-Paper/Plastic	0.2
Agricultural Chemicals	0.2
Electric-Generation	0.2
Finance-Other Services	0.2
Machinery-Electrical	0.2
Gambling (Non-Hotel)	0.1
Building Products-Air & Heating	0.1
E-Commerce/Services	0.1
Diversified Minerals	0.1
Home Furnishings	0.1
Internet Gambling	0.1
Retail-Hypermarkets	0.1
Cellular Telecom	0.1

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited) (continued)

Industry Allocation* (continued)
MRI/Medical Diagnostic Imaging	0.1%
Casino Services	0.1
Steel-Producers	0.1
Machine Tools & Related Products	0.1
Human Resources	0.1
Machinery-General Industrial	0.1
Insurance-Property/Casualty	0.1
Industrial Automated/Robotic	0.1
Gas-Distribution	0.1
Funeral Services & Related Items	0.1
Retail-Jewelry	0.1
Soap & Cleaning Preparation	0.1
Appliances	0.1
Machinery-Pumps	0.1
Building & Construction-Misc.	0.1
Aerospace/Defense-Equipment	0.1
Paper & Related Products	0.1
Internet Security	0.1
Independent Power Producers	0.1
Electronic Measurement Instruments	0.1
Diversified Operations/Commercial Services	0.1
Broadcast Services/Program	0.1
Food-Meat Products	0.1
Batteries/Battery Systems	0.1
Insurance-Reinsurance	0.1
Textile-Apparel	0.1
Food-Dairy Products	0.1
Radio	0.1
Agricultural Biotech	0.1
Office Supplies & Forms	0.1
Miscellaneous Manufacturing	0.1
Diversified Operations	0.1
Rubber-Tires	0.1
Hazardous Waste Disposal	0.1
Finance-Leasing Companies	0.1
Advertising Services	0.1
Finance-Mortgage Loan/Banker	0.1
Insurance Brokers	0.1
Municipal Bonds & Notes	0.1
Rental Auto/Equipment	0.1
Casino Hotels	0.1
Retail-Convenience Store	0.1
Insurance-Mutual	0.1
102.9%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 75.7%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	11,038	$404,764
Omnicom Group, Inc.	1,805	130,790
		535,554
Advertising Services — 0.1%
Publicis Groupe SA	1,667	112,262
Aerospace/Defense — 0.8%
Lockheed Martin Corp.	4,585	1,582,284
Northrop Grumman Corp.	361	130,014
		1,712,298
Agricultural Biotech — 0.1%
Corteva, Inc.	3,054	128,512
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,831	158,026
Airlines — 0.0%
Copa Holdings SA, Class A†	1,202	97,819
Apparel Manufacturers — 0.2%
Hermes International	282	389,746
Appliances — 0.1%
SEB SA	429	60,491
Whirlpool Corp.	585	119,258
		179,749
Applications Software — 3.3%
Intuit, Inc.	4,339	2,340,934
Microsoft Corp.	16,721	4,713,984
Sage Group PLC	21,767	207,753
ServiceNow, Inc.†	216	134,410
		7,397,081
Audio/Video Products — 0.2%
Sony Group Corp.	5,000	556,807
Auto-Cars/Light Trucks — 1.2%
Ford Motor Co.†	119,160	1,687,306
Porsche Automobil Holding SE (Preference Shares)	2,371	236,280
Stellantis NV (Euronext Paris)	21,404	409,527
Tesla, Inc.†	185	143,464
Toyota Motor Corp.	1,500	26,832
Volkswagen AG (Preference Shares)	369	82,661
		2,586,070
Auto-Heavy Duty Trucks — 0.5%
Cummins, Inc.	3,232	725,778
Volvo AB, Class B	14,817	332,898
		1,058,676
Auto/Truck Parts & Equipment-Original — 0.2%
Allison Transmission Holdings, Inc.	3,212	113,448
Gentex Corp.	5,532	182,445
Koito Manufacturing Co., Ltd.	2,900	174,374
		470,267
Banks-Commercial — 1.2%
Banco Bilbao Vizcaya Argentaria SA	61,419	405,151
Bank Leumi Le-Israel BM	32,695	277,532
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
BOC Hong Kong Holdings, Ltd.	46,500	$139,306
Commonwealth Bank of Australia	2,494	185,852
DBS Group Holdings, Ltd.	18,600	413,030
HDFC Bank, Ltd.	10,427	223,245
ICICI Bank, Ltd.	14,597	137,413
Israel Discount Bank, Ltd., Class A†	26,461	139,708
Sberbank of Russia PJSC ADR	13,456	250,016
Skandinaviska Enskilda Banken AB, Class A	16,882	237,869
Sumitomo Mitsui Trust Holdings, Inc.	4,500	154,114
United Overseas Bank, Ltd.	10,300	194,811
		2,758,047
Banks-Super Regional — 0.1%
TCS Group Holding PLC GDR	2,578	234,722
Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	2,730	143,243
Coca-Cola Europacific Partners PLC	914	50,535
Coca-Cola HBC AG	4,527	145,506
PepsiCo, Inc.	7,936	1,193,654
		1,532,938
Beverages-Wine/Spirits — 0.0%
Endeavour Group, Ltd.	12,930	64,928
Brewery — 0.4%
Carlsberg A/S, Class B	1,655	269,228
Constellation Brands, Inc., Class A	3,080	648,925
		918,153
Building & Construction Products-Misc. — 0.2%
Cie de Saint-Gobain	5,755	387,611
Owens Corning	1,368	116,964
		504,575
Building & Construction-Misc. — 0.1%
Eiffage SA	1,522	153,542
Building Products-Air & Heating — 0.1%
Daikin Industries, Ltd.	1,400	301,124
Building Products-Cement — 0.2%
CRH PLC	5,169	241,113
Holcim, Ltd.	5,223	251,281
		492,394
Building-Residential/Commercial — 0.2%
Berkeley Group Holdings PLC	1,556	91,145
Daiwa House Industry Co., Ltd.	7,300	243,795
Persimmon PLC	2,542	90,582
PulteGroup, Inc.	2,073	95,192
		520,714
Cable/Satellite TV — 0.3%
Comcast Corp., Class A	12,819	716,967
Casino Services — 0.1%
Aristocrat Leisure, Ltd.	6,928	231,911
Chemicals-Diversified — 1.0%
Arkema SA	1,053	139,294
Covestro AG*	4,812	330,495
Dow, Inc.	2,146	123,524

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Diversified (continued)
DuPont de Nemours, Inc.	16,351	$1,111,705
Eastman Chemical Co.	2,999	302,119
LANXESS AG	1,127	76,636
Nitto Denko Corp.	900	64,135
		2,147,908
Chemicals-Specialty — 0.1%
Brenntag SE	440	41,044
Shin-Etsu Chemical Co., Ltd.	1,400	236,131
		277,175
Coatings/Paint — 0.2%
Asian Paints, Ltd.	3,871	168,133
Axalta Coating Systems, Ltd.†	8,177	238,687
Sherwin-Williams Co.	392	109,654
		516,474
Commercial Services — 0.2%
Nielsen Holdings PLC	7,559	145,057
Remitly Global, Inc.†	1,339	49,142
SGS SA	79	229,713
		423,912
Commercial Services-Finance — 0.4%
FleetCor Technologies, Inc.†	520	135,860
PayPal Holdings, Inc.†	2,242	583,391
TransUnion	1,149	129,044
		848,295
Computer Aided Design — 0.9%
Autodesk, Inc.†	1,968	561,215
Cadence Design Systems, Inc.†	5,360	811,718
Synopsys, Inc.†	1,845	552,411
		1,925,344
Computer Data Security — 0.6%
Check Point Software Technologies, Ltd.†	800	90,432
Fortinet, Inc.†	4,608	1,345,720
		1,436,152
Computer Services — 1.9%
Accenture PLC, Class A	7,045	2,253,836
Capgemini SE	1,197	248,940
Cognizant Technology Solutions Corp., Class A	4,463	331,199
Fujitsu, Ltd.	1,700	308,738
Genpact, Ltd.	2,746	130,462
International Business Machines Corp.	987	137,124
Nomura Research Institute, Ltd.	7,900	291,151
SCSK Corp.	3,000	63,440
Tata Consultancy Services, Ltd.	7,365	373,253
Thoughtworks Holding, Inc.†	2,601	74,675
		4,212,818
Computers — 3.4%
Apple, Inc.	53,828	7,616,662
Security Description	Shares	Value (Note 2)
Computers-Periphery Equipment — 0.0%
Logitech International SA	1,052	$93,169
Consulting Services — 0.4%
Gartner, Inc.†	2,687	816,526
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.	2,821	284,300
Containers-Paper/Plastic — 0.1%
WestRock Co.	2,645	131,800
Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	15,332	1,158,792
L'Oreal SA	1,254	517,554
Procter & Gamble Co.	8,779	1,227,304
Unilever PLC	1,442	77,952
		2,981,602
Data Processing/Management — 0.6%
DocuSign, Inc.†	2,631	677,298
Fidelity National Information Services, Inc.	5,881	715,600
		1,392,898
Diagnostic Equipment — 0.2%
10X Genomics, Inc., Class A†	2,890	420,726
Distribution/Wholesale — 0.2%
Ferguson PLC	2,680	371,509
Diversified Banking Institutions — 3.9%
Citigroup, Inc.	34,006	2,386,541
Goldman Sachs Group, Inc.	5,918	2,237,181
JPMorgan Chase & Co.	19,829	3,245,809
Morgan Stanley	3,615	351,776
Sumitomo Mitsui Financial Group, Inc.	11,700	409,329
		8,630,636
Diversified Manufacturing Operations — 0.7%
3M Co.	2,187	383,644
Parker-Hannifin Corp.	3,350	936,727
Textron, Inc.	3,546	247,546
		1,567,917
Diversified Minerals — 0.1%
BHP Group PLC	12,355	307,927
Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	18,000	119,364
Diversified Operations/Commercial Services — 0.1%
Brambles, Ltd.	20,040	155,870
E-Commerce/Products — 2.6%
Alibaba Group Holding, Ltd.†	26,100	485,460
Amazon.com, Inc.†	1,415	4,648,332
JD.com, Inc. ADR†	3,457	249,734
Sea, Ltd. ADR†	829	264,227
ZOZO, Inc.	5,000	187,222
		5,834,975
E-Commerce/Services — 0.1%
MercadoLibre, Inc.†	165	277,101

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric Products-Misc. — 0.4%
AMETEK, Inc.	2,818	$349,460
Brother Industries, Ltd.	4,900	107,814
Legrand SA	3,411	365,841
		823,115
Electric-Distribution — 0.0%
E.ON SE	6,623	81,029
Electric-Generation — 0.1%
Electricite de France SA	14,266	179,150
Electric-Integrated — 1.5%
AES Corp.	4,274	97,576
American Electric Power Co., Inc.	6,801	552,105
CLP Holdings, Ltd.	25,500	245,268
Edison International	6,122	339,587
Exelon Corp.	14,045	678,935
FirstEnergy Corp.	3,413	121,571
Fortum Oyj	9,345	284,201
Public Service Enterprise Group, Inc.	1,974	120,217
Southern Co.	15,026	931,161
		3,370,621
Electronic Components-Misc. — 0.3%
Garmin, Ltd.	947	147,221
Hoya Corp.	2,800	437,914
nVent Electric PLC	2,435	78,723
		663,858
Electronic Components-Semiconductors — 2.1%
Advanced Micro Devices, Inc.†	631	64,930
ASPEED Technology, Inc.	2,000	164,596
Intel Corp.	2,433	129,630
MediaTek, Inc.	6,000	193,400
NVIDIA Corp.	17,192	3,561,495
Samsung Electronics Co., Ltd.	10,815	673,113
		4,787,164
Electronic Forms — 1.0%
Adobe, Inc.†	3,751	2,159,526
Electronic Measurement Instruments — 0.1%
Shimadzu Corp.	3,600	158,135
Electronic Security Devices — 0.2%
Allegion PLC	2,789	368,650
Electronics-Military — 0.0%
Thales SA	358	34,573
Enterprise Software/Service — 0.8%
Atlassian Corp. PLC, Class A†	399	156,177
Manhattan Associates, Inc.†	1,352	206,897
TOTVS SA	35,114	232,771
Veeva Systems, Inc., Class A†	3,290	948,079
Workday, Inc., Class A†	561	140,188
		1,684,112
Entertainment Software — 0.2%
Activision Blizzard, Inc.	2,533	196,029
Capcom Co., Ltd.	4,900	136,100
Security Description	Shares	Value (Note 2)
Entertainment Software (continued)
Electronic Arts, Inc.	941	$133,857
PearlAbyss Corp.†	1,226	82,417
		548,403
Finance-Auto Loans — 0.3%
Ally Financial, Inc.	13,435	685,857
Finance-Consumer Loans — 0.6%
OneMain Holdings, Inc.	2,883	159,516
SLM Corp.	14,699	258,703
Synchrony Financial	17,032	832,524
		1,250,743
Finance-Credit Card — 0.2%
Alliance Data Systems Corp.	1,603	161,727
Capital One Financial Corp.	1,208	195,660
Discover Financial Services	945	116,093
		473,480
Finance-Other Services — 0.1%
Hong Kong Exchanges & Clearing, Ltd.	1,700	103,187
SEI Investments Co.	1,767	104,783
		207,970
Food-Confectionery — 0.2%
Mondelez International, Inc., Class A	9,096	529,205
Food-Dairy Products — 0.1%
Yakult Honsha Co., Ltd.	2,600	131,821
Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	1,834	144,776
Food-Misc./Diversified — 0.3%
Kraft Heinz Co.	1,859	68,449
Nestle SA	3,544	426,410
NH Foods, Ltd.	2,200	83,220
		578,079
Food-Retail — 0.4%
Coles Group, Ltd.	24,025	293,200
Dino Polska SA†*	1,588	132,548
Koninklijke Ahold Delhaize NV	12,519	415,046
		840,794
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	6,278	492,823
Funeral Services & Related Items — 0.1%
Service Corp. International	2,044	123,171
Gambling (Non-Hotel) — 0.1%
Evolution AB*	1,219	185,298
Genting Singapore, Ltd.	123,300	64,945
Tabcorp Holdings, Ltd.	25,685	90,911
		341,154
Gas-Distribution — 0.1%
Osaka Gas Co., Ltd.	5,400	99,255
Tokyo Gas Co., Ltd.	5,300	98,702
		197,957
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†	1,112	115,503

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Home Furnishings — 0.1%
Tempur Sealy International, Inc.	6,364	$295,353
Hotels/Motels — 0.6%
Marriott International, Inc., Class A†	7,150	1,058,843
Travel & Leisure Co.	2,724	148,540
Wyndham Hotels & Resorts, Inc.	1,874	144,654
		1,352,037
Human Resources — 0.1%
Adecco Group AG	646	32,352
ManpowerGroup, Inc.	1,675	181,369
		213,721
Import/Export — 0.2%
ITOCHU Corp.	13,100	383,719
Industrial Automated/Robotic — 0.1%
Omron Corp.	2,000	198,235
Instruments-Controls — 0.2%
Honeywell International, Inc.	2,447	519,449
Insurance-Life/Health — 1.1%
Aflac, Inc.	6,497	338,689
AIA Group, Ltd.	18,800	216,466
Athene Holding, Ltd., Class A†	4,002	275,618
Aviva PLC	54,628	290,754
Dai-ichi Life Holdings, Inc.	9,700	211,208
Equitable Holdings, Inc.	13,116	388,758
Lincoln National Corp.	1,898	130,487
NN Group NV	703	36,688
Principal Financial Group, Inc.	5,181	333,656
Unum Group	6,276	157,277
		2,379,601
Insurance-Multi-line — 1.1%
Allianz SE	2,115	477,025
Allstate Corp.	2,909	370,345
Direct Line Insurance Group PLC	35,033	136,684
MetLife, Inc.	22,075	1,362,690
Zurich Insurance Group AG	284	115,800
		2,462,544
Insurance-Property/Casualty — 0.1%
Fidelity National Financial, Inc.	3,099	140,509
Gjensidige Forsikring ASA	2,249	49,805
		190,314
Internet Content-Entertainment — 1.5%
Facebook, Inc., Class A†	2,593	880,038
Kakao Corp.	865	84,738
Pinterest, Inc., Class A†	25,260	1,286,997
Roku, Inc.†	3,401	1,065,704
		3,317,477
Internet Content-Information/News — 0.3%
Tencent Holdings, Ltd.	12,806	750,870
Internet Gambling — 0.1%
Entain PLC†	10,189	291,670
Internet Security — 0.1%
Palo Alto Networks, Inc.†	332	159,028
Security Description	Shares	Value (Note 2)
Investment Companies — 0.2%
Investor AB, Class B	14,990	$320,962
Sofina SA	112	44,431
		365,393
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	2,730	721,048
Raymond James Financial, Inc.	732	67,549
		788,597
Lottery Services — 0.0%
La Francaise des Jeux SAEM*	1,334	68,621
Machine Tools & Related Products — 0.1%
Techtronic Industries Co., Ltd.	11,000	215,638
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	631	121,133
Oshkosh Corp.	1,494	152,941
Sandvik AB	14,161	323,184
		597,258
Machinery-Farming — 0.7%
AGCO Corp.	2,964	363,179
CNH Industrial NV	19,777	334,869
Deere & Co.	2,180	730,453
Toro Co.	1,445	140,757
		1,569,258
Machinery-General Industrial — 0.1%
Atlas Copco AB, Class A	1,017	61,692
GEA Group AG	1,504	68,926
		130,618
Machinery-Pumps — 0.1%
Dover Corp.	734	114,137
Medical Instruments — 1.0%
Boston Scientific Corp.†	2,888	125,311
Edwards Lifesciences Corp.†	10,166	1,150,893
Medtronic PLC	7,058	884,720
		2,160,924
Medical Labs & Testing Services — 0.3%
Eurofins Scientific SE	1,501	192,484
IQVIA Holdings, Inc.†	526	125,998
Laboratory Corp. of America Holdings†	525	147,756
WuXi AppTec Co., Ltd.*	10,268	239,692
		705,930
Medical Products — 1.3%
Abbott Laboratories	8,682	1,025,605
Align Technology, Inc.†	2,106	1,401,396
Sartorius Stedim Biotech	340	189,782
Sonova Holding AG	924	348,485
		2,965,268
Medical-Biomedical/Gene — 1.5%
Amgen, Inc.	539	114,618
Biogen, Inc.†	2,770	783,882
Incyte Corp.†	3,594	247,195
Moderna, Inc.†	2,911	1,120,328
Seagen, Inc.†	831	141,104

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Vertex Pharmaceuticals, Inc.†	5,701	$1,034,105
		3,441,232
Medical-Drugs — 3.4%
AbbVie, Inc.	4,395	474,089
Bristol-Myers Squibb Co.	36,158	2,139,469
Eli Lilly & Co.	514	118,760
GlaxoSmithKline PLC	8,970	169,313
Hikma Pharmaceuticals PLC	3,437	113,072
Ipsen SA	1,096	104,632
Johnson & Johnson	2,677	432,335
Merck & Co., Inc.	19,996	1,501,899
Merck KGaA	1,684	366,201
Novartis AG	8,077	662,639
Novo Nordisk A/S, Class B	6,757	649,922
Ono Pharmaceutical Co., Ltd.	3,200	72,984
Roche Holding AG	2,021	737,470
		7,542,785
Medical-HMO — 0.7%
Anthem, Inc.	3,518	1,311,510
Molina Healthcare, Inc.†	1,196	324,487
		1,635,997
Medical-Hospitals — 0.1%
Apollo Hospitals Enterprise, Ltd.	4,399	264,281
Medical-Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	3,162	377,701
McKesson Corp.	4,534	903,989
		1,281,690
Metal-Diversified — 0.3%
Anglo American PLC	8,968	309,350
Rio Tinto PLC	6,103	402,958
		712,308
Miscellaneous Manufacturing — 0.1%
Airtac International Group	4,000	125,192
MRI/Medical Diagnostic Imaging — 0.1%
Sonic Healthcare, Ltd.	9,081	266,616
Networking Products — 0.6%
Cisco Systems, Inc.	23,757	1,293,094
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	1,950	234,117
Waste Management, Inc.	3,223	481,387
		715,504
Office Automation & Equipment — 0.2%
Zebra Technologies Corp., Class A†	878	452,539
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	614	127,227
Oil Companies-Exploration & Production — 0.0%
MWO Holdings LLC†(1)(2)	10	25
Oasis Petroleum, Inc.	206	20,481
		20,506
	Security Description		Shares	Value (Note 2)
Oil Companies-Integrated — 0.9%
BP	PL	C	76,374	$345,978
	Chevron Corp.		5,555	563,555
	Equinor ASA		17,119	436,250
	Royal Dutch Shell PLC, Class B		32,234	714,122
				2,059,905
Oil Refining & Marketing — 0.4%
	DCC PLC		807	66,795
	Marathon Petroleum Corp.		7,848	485,085
	Reliance Industries, Ltd.		10,358	349,133
				901,013
Oil-Field Services — 0.4%
	Halliburton Co.		40,165	868,367
	Schlumberger NV		2,985	88,476
				956,843
Paper & Related Products — 0.1%
	International Paper Co.		2,240	125,261
Pipelines — 0.3%
	Kinder Morgan, Inc.		22,496	376,358
	Targa Resources Corp.		6,850	337,089
				713,447
Private Equity — 0.3%
	3	i Group PLC	11,469	197,553
	Partners Group Holding AG		244	379,837
				577,390
Radio — 0.0%
	iHeartMedia, Inc., Class A†		224	5,605
Real Estate Investment Trusts — 1.5%
	American Tower Corp.		462	122,619
	AvalonBay Communities, Inc.		523	115,918
	Brixmor Property Group, Inc.		5,725	126,580
	Crown Castle International Corp.		676	117,164
	Dexus		13,598	105,213
	Duke Realty Corp.		2,396	114,697
	Equity LifeStyle Properties, Inc.		1,634	127,615
	First Industrial Realty Trust, Inc.		2,561	133,377
	Gaming and Leisure Properties, Inc.		4,779	221,363
	Goodman Group		24,021	372,888
	Invitation Homes, Inc.		3,147	120,624
	Lamar Advertising Co., Class A		1,973	223,837
	Link REIT		3,300	28,202
	Medical Properties Trust, Inc.		11,051	221,794
	Prologis, Inc.		532	66,729
	Public Storage		425	126,267
	Simon Property Group, Inc.		875	113,724
	Weyerhaeuser Co.		22,536	801,606
				3,260,217
Real Estate Management/Services — 0.4%
	CBRE Group, Inc., Class A†		5,884	572,866
	Jones Lang LaSalle, Inc.†		1,247	309,368
				882,234

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Operations & Development — 0.2%
CK Asset Holdings, Ltd.	55,407	$318,435
Sumitomo Realty & Development Co., Ltd.	1,700	62,033
Sun Hung Kai Properties, Ltd.	10,500	130,487
		510,955
Recreational Vehicles — 0.2%
Brunswick Corp.	3,018	287,525
Polaris, Inc.	1,740	208,208
		495,733
Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	2,747	60,401
Retail-Apparel/Shoe — 0.2%
Industria de Diseno Textil SA	3,873	140,909
Li Ning Co., Ltd.	18,000	207,647
Ross Stores, Inc.	1,374	149,560
		498,116
Retail-Auto Parts — 0.4%
O'Reilly Automotive, Inc.†	1,568	958,142
Retail-Building Products — 0.3%
Nitori Holdings Co., Ltd.	1,800	354,118
Wesfarmers, Ltd.	10,064	405,000
		759,118
Retail-Discount — 1.3%
Target Corp.	5,078	1,161,694
Walmart, Inc.	12,818	1,786,573
		2,948,267
Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SAB de CV	81,906	277,563
Retail-Jewelry — 0.1%
Pandora A/S	1,564	189,666
Retail-Major Department Stores — 0.6%
TJX Cos., Inc.	22,048	1,454,727
Retail-Misc./Diversified — 0.0%
Poya International Co., Ltd.	1,071	18,119
Retail-Regional Department Stores — 0.2%
Kohl's Corp.	12,059	567,858
Retail-Restaurants — 1.1%
Darden Restaurants, Inc.	2,941	445,473
Jubilant Foodworks, Ltd.	2,392	130,090
McDonald's Corp.	4,939	1,190,842
Starbucks Corp.	4,497	496,064
Yum China Holdings, Inc.	3,150	185,389
Yum! Brands, Inc.	1,020	124,756
		2,572,614
Rubber-Tires — 0.1%
Cie Generale des Etablissements Michelin SCA	764	117,252
Semiconductor Components-Integrated Circuits — 1.6%
Cirrus Logic, Inc.†	1,670	137,525
Novatek Microelectronics Corp.	7,000	101,627
Parade Technologies, Ltd.	2,000	116,321
Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits (continued)
QUALCOMM, Inc.	17,262	$2,226,453
Taiwan Semiconductor Manufacturing Co., Ltd.	47,039	969,993
		3,551,919
Semiconductor Equipment — 0.5%
Applied Materials, Inc.	2,765	355,939
ASML Holding NV	778	573,909
Tokyo Electron, Ltd.	400	176,321
		1,106,169
Soap & Cleaning Preparation — 0.1%
Hindustan Unilever, Ltd.	5,215	189,111
Steel-Producers — 0.1%
BlueScope Steel, Ltd.	11,988	173,917
Telephone-Integrated — 1.6%
AT&T, Inc.	11,890	321,149
Deutsche Telekom AG	22,598	455,624
KDDI Corp.	13,400	442,837
Koninklijke KPN NV	58,727	184,172
SoftBank Group Corp.	5,000	288,937
Verizon Communications, Inc.	34,480	1,862,265
		3,554,984
Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	191	136,577
Tobacco — 0.3%
Imperial Brands PLC	13,450	280,693
Philip Morris International, Inc.	2,095	198,585
Swedish Match AB	19,704	172,806
		652,084
Toys — 0.2%
Nintendo Co., Ltd.	900	437,813
Transport-Marine — 0.2%
AP Moller - Maersk A/S, Series B	34	91,969
Nippon Yusen KK	4,100	308,395
		400,364
Transport-Rail — 0.7%
CSX Corp.	33,323	991,026
Norfolk Southern Corp.	509	121,778
Union Pacific Corp.	1,830	358,699
		1,471,503
Transport-Services — 0.5%
Deutsche Post AG	6,945	437,719
Nippon Express Co., Ltd.	700	48,228
Poste Italiane SpA*	6,650	91,523
Ryder System, Inc.	1,876	155,164
United Parcel Service, Inc., Class B	1,288	234,545
Yamato Holdings Co., Ltd.	5,400	136,900
		1,104,079
Web Hosting/Design — 0.2%
GoDaddy, Inc., Class A†	6,262	436,461

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Web Portals/ISP — 3.1%
Alphabet, Inc., Class A†	2,434	$6,507,348
NAVER Corp.	692	225,484
Yandex NV, Class A†	3,026	241,142
		6,973,974
Wireless Equipment — 0.0%
Xiaomi Corp., Class B†*	22,200	60,413
Total Common Stocks (cost $131,385,408)		168,810,056
PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 5.91% (3 ML+5.79%) (cost $1,105)	42	1,060
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.0%
Truist Financial Corp. Series N 4.80% due 09/01/2024(4)	$35,000	36,875
Banks-Super Regional — 0.1%
Fifth Third Bancorp Series H 5.10% due 06/30/2023(4)	13,000	13,384
Wells Fargo & Co. Series BB Jr. Sub. Notes 3.90% due 3/15/2026(4)	28,000	28,875
Wells Fargo & Co. Series U 5.88% due 06/15/2025(4)	120,000	133,741
		176,000
Diversified Banking Institutions — 0.2%
Bank of America Corp. Series AA 6.10% due 03/17/2025(4)	87,000	97,016
Bank of America Corp. Series JJ 5.13% due 06/20/2024(4)	45,000	47,730
Citigroup, Inc. 3.88% due 02/18/2026(4)	78,000	79,740
Goldman Sachs Group, Inc. Series U 3.65% due 08/10/2026(4)	36,000	36,045
JPMorgan Chase & Co. FRS 1.12% (3 ML+1.00%) due 02/01/2077	38,000	33,813
JPMorgan Chase & Co. Series KK 3.65% due 06/01/2026(4)	16,000	16,020
JPMorgan Chase & Co. Series HH 4.60% due 02/01/2025(4)	89,000	91,003
JPMorgan Chase & Co. Series X 6.10% due 10/01/2024(4)	16,000	17,389
		418,756
Security Description	Principal Amount	Value (Note 2)
Diversified Manufacturing Operations — 0.0%
General Electric Co. Series D 3.45% due 12/15/2021(4)	$25,000	$24,491
Electric-Integrated — 0.1%
WEC Energy Group, Inc. FRS 2.24% (3 ML+2.11%) due 05/15/2067	71,000	66,850
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.20% due 03/15/2044	52,000	55,626
Insurance-Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066	45,000	57,712
Pipelines — 0.0%
Energy Transfer LP Series B 6.63% 02/15/2028(4)	80,000	77,800
TransCanada Trust 5.30% due 03/15/2077	57,000	61,218
		139,018
Total Preferred Securities/Capital Securities (cost $929,461)		975,328
ASSET BACKED SECURITIES — 1.9%
Diversified Financial Services — 1.9%
AREIT, Inc. Series 2021-CRE5, Class A 1.18% due 07/17/2026(2)	96,000	96,000
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 1.00% due 11/10/2042*(3)(5)(6)	232,932	2
Benchmark Mtg. Trust VRS Series 2018-B8, Class AS 4.53% due 01/15/2052(3)(5)	41,000	47,321
CD Commercial Mtg. Trust VRS Series 2016-CD1, Class XA 1.52% due 08/10/2049(3)(5)(6)	255,100	13,772
CD Mtg. Trust VRS Series 2017-CD6, Class AM 3.71% due 11/13/2050(3)(5)	21,000	22,805
CD Mtg. Trust VRS Series 2017-CD5, Class C 4.30% due 08/15/2050(3)(5)	56,000	60,166
Citigroup Commercial Mtg. Trust VRS Series 2012-GC8, Class XA 1.89% due 09/10/2045*(3)(5)(6)	200,900	1,848
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class AS 4.03% due 05/10/2047(5)	50,000	53,080
Citigroup Commercial Mtg. Trust Series 2013-GC11, Class C 4.13% due 04/10/2046(5)	82,000	84,893
Citigroup Commercial Mtg. Trust VRS Series 2018-C6, Class AS 4.64% due 11/10/2051(3)(5)	25,000	28,998
Citigroup Commercial Mtg. Trust VRS Series 2014-GC21, Class C 4.78% due 05/10/2047(3)(5)	68,000	70,652

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust VRS Series 2014-GC19, Class D 5.26% due 03/10/2047*(3)(5)	$30,000	$31,847
Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 2.75% due 05/25/2035(3)(7)	9,188	9,357
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 1.03% due 12/10/2047(3)(5)(6)	362,177	8,199
Commercial Mtg. Trust VRS Series 2013-CR11, Class XA 1.08% due 08/10/2050(3)(5)(6)	439,062	6,527
Commercial Mtg. Trust VRS Series 2014-CR19, Class XA 1.11% due 08/10/2047(3)(5)(6)	480,386	10,828
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.12% due 05/10/2047(3)(5)(6)	261,289	5,503
Commercial Mtg. Trust VRS Series 2014-CR20, Class XA 1.15% due 11/10/2047(3)(5)(6)	525,200	13,867
Commercial Mtg. Trust VRS Series 2013-LC13, Class XA 1.18% due 08/10/2046(3)(5)(6)	186,611	2,943
Commercial Mtg. Trust VRS Series 2014-UBS4, Class XA 1.25% due 08/10/2047(3)(5)(6)	270,984	6,743
Commercial Mtg. Trust Series 2013-LC6, Class AM 3.28% due 01/10/2046(5)	59,000	60,738
Commercial Mtg. Trust Series 2015-DC1, Class AM 3.72% due 02/10/2048(5)	104,000	110,940
Commercial Mtg. Trust Series 2014-UBS6, Class AM 4.05% due 12/10/2047(5)	26,000	27,835
Commercial Mtg. Trust VRS Series 2013-CR6, Class D 4.22% due 03/10/2046*(3)(5)	36,000	34,877
Commercial Mtg. Trust VRS Series 2015-CR23, Class C 4.43% due 05/10/2048(3)(5)	59,000	62,816
Commercial Mtg. Trust Series 2015-LC21, Class B 4.48% due 07/10/2048(5)	127,000	137,617
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.59% due 12/10/2047(3)(5)	18,000	18,754
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(3)(5)	12,000	12,810
Commercial Mtg. Trust VRS Series 2014-CR17, Class C 4.95% due 05/10/2047(3)(5)	104,000	109,490
Commercial Mtg. Trust VRS Series 2010-C1, Class D 5.99% due 07/10/2046*(3)(5)	78,000	79,106
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.75% due 02/15/2040*(3)(5)(6)	$26,808	$91
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.95% due 09/15/2039*(3)(5)(6)	154	1
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class XA 0.97% due 04/15/2050(3)(5)(6)	936,181	20,988
CSAIL Commercial Mtg. Trust Series 2019-C17, Class AS 3.28% due 09/15/2052(5)	82,000	87,690
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.40% due 04/15/2050(3)(5)	81,000	77,585
CSMC Trust VRS Series 2016-NXSR, Class C 4.50% due 12/15/2049(3)(5)	37,000	32,834
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.55% due 08/10/2044*(3)(5)	132,000	129,329
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.63% due 02/10/2046(3)(5)(6)	683,222	10,506
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(5)	33,000	33,860
GS Mtg. Securities Trust Series 2019-GC40, Class AS 3.41% due 07/10/2052(5)	53,000	57,290
GS Mtg. Securities Trust Series 2017-GS7, Class AS 3.66% due 08/10/2050(5)	34,000	36,759
GS Mtg. Securities Trust Series 2013-GC10, Class B 3.68% due 02/10/2046*(5)	32,000	32,826
GS Mtg. Securities Trust VRS Series 2012-GCJ9, Class C 4.45% due 11/10/2045(3)(5)	130,000	133,676
GS Mtg. Securities Trust VRS Series 2014-GC22, Class C 4.85% due 06/10/2047(3)(5)	68,000	71,049
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 0.89% due 01/15/2047(3)(5)(6)	618,372	8,453
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C22, Class C 4.70% due 09/15/2047(3)(5)	19,000	18,709
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C19, Class C 4.81% due 04/15/2047(3)(5)	38,000	40,277
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class B 4.93% due 11/15/2045(3)(5)	38,000	40,704

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class C 4.29% due 11/15/2045(3)(5)	$105,000	$111,543
JPMCC Commercial Mtg. Securities Trust Series 2019-COR4, Class AS 4.29% due 03/10/2052(5)	79,000	89,778
JPMorgan Chase Commercial Mtg. Securities Trust Series 2013-LC11, Class AS 3.22% due 04/15/2046(5)	22,000	22,680
JPMorgan Chase Commercial Mtg. Securities Trust Series 2012-C6, Class AS 4.12% due 05/15/2045(5)	19,000	19,282
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C12, Class C 4.24% due 07/15/2045(3)(5)	50,000	51,740
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2014-C20, Class B 4.40% due 07/15/2047(3)(5)	91,000	96,926
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C16, Class C 5.19% due 12/15/2046(3)(5)	33,000	35,004
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.31% due 05/15/2045(3)(5)	57,000	54,968
Legacy Mtg. Asset Trust Series 2020-GS5, Class A1 3.25% due 06/25/2060(7)	133,100	135,246
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.11% due 07/15/2045*(3)(5)(6)	1,640	0
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.21% due 08/15/2047(3)(5)(6)	93,078	1,867
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C8, Class B 3.66% due 12/15/2048(3)(5)	33,000	33,861
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class B 3.93% due 11/15/2045(5)	69,000	70,493
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class C 4.64% due 08/15/2047(3)(5)	85,000	89,370
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C5, Class E 4.81% due 08/15/2045*(3)(5)	$67,000	$67,550
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C13, Class B 4.91% due 11/15/2046(3)(5)	53,000	56,392
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C12, Class C 4.92% due 10/15/2046(3)(5)	55,000	55,191
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C14, Class C 5.22% due 02/15/2047(3)(5)	72,000	77,121
Morgan Stanley Capital I Trust Series 2016-BNK2, Class AS 3.28% due 11/15/2049(5)	42,000	44,559
Morgan Stanley Capital I Trust VRS Series 2016-BNK2, Class C 4.02% due 11/15/2049(3)(5)	42,000	42,316
Morgan Stanley Capital I Trust VRS Series 2011-C3, Class D 5.47% due 07/15/2049*(3)(5)	43,000	41,775
Shelter Growth CRE Issuer, Ltd. FRS Series 2021-FL3, Class A 1.18% (1 ML + 1.08%) due 09/15/2036(5)	73,000	73,000
Towd Point Mtg. Trust FRS Series 2018-SL1, Class A 0.69% (1 ML+0.60%) due 01/25/2046*	32,838	32,663
UBS Commercial Mtg. Trust VRS Series 2012-C1, Class C 5.73% due 05/10/2045*(3)(5)	55,000	55,915
UBS-Barclays Commercial Mtg. Trust VRS Series 2012-C3 Class C 5.21% due 08/10/2049*(3)(5)	25,000	25,780
UBS-Citigroup Commercial Mtg. Trust Series 2011-C1, Class AS 5.15% due 01/10/2045*(5)	5,357	5,356
Verus Securitization Trust VRS Series 2020-INV1, Class A1 1.98% due 03/25/2060*(3)(7)	55,841	56,227
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 1.01% (1 ML+0.92%) due 10/25/2044(7)	17,219	16,743
Wells Fargo Commercial Mtg. Trust Series 2016-BNK1, Class AS 2.81% due 08/15/2049(5)	29,000	29,934
Wells Fargo Commercial Mtg. Trust Series 2019-C50, Class B 4.19% due 05/15/205(5)	50,000	55,485

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust Series 2019-C49, Class AS CMBS 5.1 4.24% due 03/15/2052(5)	$29,000	$32,762
Wells Fargo Commercial Mtg. Trust VRS Series 2012-LC5, Class D 4.92% due 10/15/2045*(3)(5)	34,000	34,518
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.28% due 03/15/2045*(3)(5)(6)	187,454	2,097
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.63% due 12/15/2045*(3)(5)(6)	153,785	1,997
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 2.02% due 11/15/2045*(3)(5)(6)	95,012	1,118
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class AS 3.24% due 12/15/2045(5)	23,000	23,468
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(5)	63,000	64,683
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class AS 3.66% due 08/15/2045(5)	31,000	31,605
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS 4.39% due 12/15/2046(3)(5)	67,000	71,100
WF-RBS Commercial Mtg. Trust VRS Series 2013-C12, Class C 4.44% due 03/15/2048(5)	65,000	67,006
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.49% due 12/15/2045(3)(5)	18,000	15,726
WF-RBS Commercial Mtg. Trust Series 2012-C6, Class B 4.70% due 04/15/2045(5)	30,000	30,332
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class B 4.72% due 03/15/2047(3)(5)	86,000	90,849
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.96% due 06/15/2045*(3)(5)	55,000	29,927
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.97% due 11/15/2045*(3)(5)	51,000	50,193
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.51% due 03/15/2044*(3)(5)	31,865	15,525
WF-RBS Commercial Mtg. Trust VRS Series 2011-C5, Class C 5.97% due 11/15/2044*(3)(5)	14,262	14,248
Total Asset Backed Securities (cost $4,481,993)		4,188,880
Security Description	Principal Amount	Value (Note 2)
U.S. CONVERTIBLE BONDS & NOTES — 0.0%
Cable/Satellite TV — 0.0%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	$10,000	$10,395
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 0.75% due 01/15/2024	20,000	17,700
Total U.S. CONVERTIBLE BONDS & NOTES (cost $24,079)		28,095
U.S. CORPORATE BONDS & NOTES — 6.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.65% due 10/01/2028	72,000	83,844
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. Company Guar. Notes 7.50% due 06/01/2029*	20,000	20,800
Clear Channel Outdoor Holdings, Inc. Company Guar. Notes 7.75% due 04/15/2028*	15,000	15,787
		36,587
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 4.88% due 05/01/2025	45,000	50,065
Boeing Co. Senior Notes 5.93% due 05/01/2060	21,000	28,603
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	41,000	44,323
		122,991
Aerospace/Defense-Equipment — 0.1%
Howmet Aerospace, Inc. Senior Notes 3.00% due 01/15/2029	40,000	40,250
L3Harris Technologies, Inc. Senior Notes 1.80% due 01/15/2031	31,000	29,824
L3Harris Technologies, Inc. Senior Notes 4.40% due 06/15/2028	18,000	20,524
TransDigm, Inc. Company Guar. Notes 4.63% due 01/15/2029	10,000	9,950
TransDigm, Inc. Company Guar. Notes 4.88% due 05/01/2029	15,000	15,028
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	20,000	20,675
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	25,000	26,159

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment (continued)
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	$10,000	$10,317
		172,727
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 4.50% due 12/01/2026*	66,000	75,216
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	25,000	30,127
CVR Partners LP/CVR Nitrogen Finance Corp. Senior Sec. Notes 6.13% due 06/15/2028*	5,000	5,244
		110,587
Airlines — 0.0%
United Airlines, Inc. Senior Sec. Notes 4.38% due 04/15/2026*	5,000	5,131
United Airlines, Inc. Senior Sec. Notes 4.63% due 04/15/2029*	5,000	5,168
		10,299
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	10,543
Hanesbrands, Inc. Company Guar. Notes 5.38% due 05/15/2025*	5,000	5,234
Levi Strauss & Co. Senior Notes 3.50% due 03/01/2031*	25,000	25,250
		41,027
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	10,000	10,618
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	31,000	32,152
ServiceNow, Inc. Senior Notes 1.40% due 09/01/2030	49,000	45,906
		88,676
Auto-Cars/Light Trucks — 0.2%
BMW US Capital LLC Company Guar. Notes 3.95% due 08/14/2028*	25,000	28,207
Ford Motor Co. Senior Notes 4.00% due 11/13/2030	200,000	208,000
Security Description	Principal Amount	Value (Note 2)
Auto-Cars/Light Trucks (continued)
Ford Motor Co. Senior Notes 9.00% due 04/22/2025	$20,000	$24,035
General Motors Co. Senior Notes 5.20% due 04/01/2045	14,000	17,015
General Motors Co. Senior Notes 5.95% due 04/01/2049	35,000	46,127
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	11,000	12,109
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	13,000	14,263
PM General Purchaser LLC Senior Sec. Notes 9.50% due 10/01/2028*	25,000	26,390
		376,146
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	10,000	9,725
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	20,827
		30,552
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	2,000	2,068
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	11,000	11,756
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025	164,000	182,655
		196,479
Banks-Mortgage — 0.0%
Freedom Mtg. Corp. Senior Notes 6.63% due 01/15/2027*	10,000	9,725
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	10,000	10,137
Freedom Mtg. Corp. Senior Notes 8.25% due 04/15/2025*	12,000	12,240
		32,102
Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 2.25% due 03/15/2031	27,000	27,011
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	18,000	19,366

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Beverages-Non-alcoholic (continued)
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028	$21,000	$24,360
		70,737
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	18,000	21,481
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	13,000	15,279
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	20,000	26,982
		63,742
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	10,000	10,348
Diamond Sports Group LLC/ Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	20,000	13,200
Diamond Sports Group LLC/ Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	15,000	6,563
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	16,268	17,173
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	32,299	34,520
Nexstar Broadcasting, Inc. Company Guar. Notes 4.75% due 11/01/2028*	10,000	10,374
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	10,000	10,590
Univision Communications, Inc. Senior Sec. Notes 4.50% due 05/01/2029*	10,000	10,162
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	15,000	16,294
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	10,000	10,850
		140,074
Building & Construction Products-Misc. — 0.0%
Builders FirstSource, Inc. Company Guar. Notes 4.25% due 02/01/2032	10,000	10,213
Builders FirstSource, Inc. Senior Sec. Notes 6.75% due 06/01/2027*	13,000	13,780
Security Description	Principal Amount	Value (Note 2)
Building & Construction Products-Misc. (continued)
CP Atlas Buyer, Inc. Senior Notes 7.00% due 12/01/2028*	$5,000	$5,012
Louisiana-Pacific Corp. Senior Notes 3.63% due 03/15/2029*	15,000	15,094
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	5,000	4,758
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	15,000	15,469
		64,326
Building & Construction-Misc. — 0.0%
TopBuild Corp. Company Guar. Notes 4.13% due 02/15/2032	5,000	5,050
VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	15,000	15,253
		20,303
Building Products-Doors & Windows — 0.0%
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	5,000	5,200
Jeld-Wen, Inc. Senior Sec. Notes 6.25% due 05/15/2025*	10,000	10,550
		15,750
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 4.88% due 07/01/2030*	10,000	10,675
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	5,000	5,019
Great Lakes Dredge & Dock Corp. Company Guar. Notes 5.25% due 06/01/2029*	10,000	10,350
		15,369
Building-Residential/Commercial — 0.1%
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	18,000	19,513
Lennar Corp. Company Guar. Notes 4.75% due 11/29/2027	85,000	98,490
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	20,000	28,775
Taylor Morrison Communities, Inc. Senior Notes 5.13% due 08/01/2030*	5,000	5,381

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial (continued)
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	$5,000	$5,570
TRI Pointe Group, Inc./ TRI Pointe Homes, Inc. Company Guar. Notes 5.88% due 06/15/2024	5,000	5,500
		163,229
Cable/Satellite TV — 0.5%
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	5,000	5,159
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032	10,000	10,287
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 4.75% due 03/01/2030*	15,000	15,672
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	95,000	102,869
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	10,000	10,313
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	42,000	40,794
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	17,000	18,603
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	31,000	37,218
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	40,000	54,282
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	34,000	35,628
Comcast Corp. Company Guar. Notes 2.89% due 11/01/2051	8,000	7,649
Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	$7,000	$7,559
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	158,000	167,097
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	57,000	65,873
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	3,000	4,302
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	44,000	41,265
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	27,000	28,977
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	18,000	19,700
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	76,000	81,410
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	29,000	29,072
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Senior Sec. Notes 5.88% due 08/15/2027	15,000	15,656
DISH DBS Corp. Company Guar. Notes 5.13% due 06/01/2029	20,000	19,596
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	10,000	10,753
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	20,000	22,575
Sirius XM Radio, Inc. Company Guar. Notes 3.88% due 09/01/2031	105,000	102,572
Sirius XM Radio, Inc. Company Guar. Notes 4.00% due 07/15/2028*	25,000	25,422
Sirius XM Radio, Inc. Company Guar. Notes 5.00% due 08/01/2027*	71,000	74,195
		1,054,498
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	5,000	5,167
Boyd Gaming Corp. Company Guar. Notes 4.75% due 06/15/2031*	20,000	20,625

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	$5,000	$5,419
Full House Resorts, Inc. Senior Sec. Notes 8.25% due 02/15/2028*	15,000	16,125
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	15,000	15,238
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	10,000	10,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	20,000	20,199
		92,773
Casino Services — 0.0%
Caesars Entertainment, Inc. Senior Notes 4.63% due 10/15/2029	5,000	5,069
Cellular Telecom — 0.1%
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	15,000	18,150
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	53,000	59,227
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031	45,000	45,110
T-Mobile USA, Inc. Company Guar. Notes 2.63% due 02/15/2029	10,000	10,122
T-Mobile USA, Inc. Company Guar. Notes 2.88% due 02/15/2031	10,000	10,085
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027	79,000	86,992
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	7,000	7,741
T-Mobile USA, Inc. Company Guar. Notes 4.00% due 04/15/2022	5,000	5,058
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	25,000	26,563
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	5,000	5,253
		274,301
Security Description	Principal Amount	Value (Note 2)
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 1.40% due 08/05/2026	$25,000	$24,808
LSF11 A5 HoldCo LLC Senior Notes 6.63% due 10/15/2029	15,000	15,000
SCIH Salt Holdings, Inc. Senior Sec. Notes 4.88% due 05/01/2028*	5,000	5,025
SCIH Salt Holdings, Inc. Senior Notes 6.63% due 05/01/2029*	10,000	9,600
Westlake Chemical Corp. Senior Notes 2.88% due 08/15/2041	30,000	28,629
Westlake Chemical Corp. Senior Notes 3.13% due 08/15/2051	60,000	56,299
		139,361
Chemicals-Specialty — 0.2%
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	35,000	35,787
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	85,000	96,241
Ingevity Corp. Company Guar. Notes 3.88% due 11/01/2028*	15,000	14,963
International Flavors & Fragrances, Inc. Senior Notes 2.30% due 11/01/2030*	23,000	22,771
International Flavors & Fragrances, Inc. Company Guar. Notes 3.47% due 12/01/2050	13,000	13,609
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	42,000	48,400
Kraton Polymers LLC/ Kraton Polymers Capital Corp. Company Guar. Notes 4.25% due 12/15/2025*	20,000	20,900
Tronox, Inc. Company Guar. Notes 4.63% due 03/15/2029*	15,000	14,925
Valvoline, Inc. Company Guar. Notes 4.25% due 02/15/2030*	10,000	10,368
WR Grace Holdings LLC Senior Sec. Notes 4.88% due 06/15/2027	10,000	10,269
WR Grace Holdings LLC Senior Sec. Notes 5.63% due 10/01/2024	25,000	27,375
WR Grace Holdings LLC Senior Notes 5.63% due 08/15/2029	10,000	10,300
		325,908

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	$15,000	$15,026
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	27,000	29,634
Commercial Services — 0.0%
Nielsen Finance LLC/ Nielsen Finance Co. Company Guar. Notes 4.50% due 07/15/2029*	10,000	9,778
Nielsen Finance LLC/ Nielsen Finance Co. Senior Notes 4.75% due 07/15/2031*	10,000	9,728
Nielsen Finance LLC/ Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	10,000	10,361
		29,867
Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	57,000	58,751
IHS Markit, Ltd. Senior Notes 4.75% due 08/01/2028	21,000	24,588
Moody's Corp. Senior Bonds 2.55% due 08/18/2060	35,000	30,536
S&P Global, Inc. Company Guar. Notes 1.25% due 08/15/2030	13,000	12,221
Sabre GLBL, Inc. Senior Sec. Notes 9.25% due 04/15/2025*	20,000	23,116
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. Company Guar. Notes 4.63% due 11/01/2026*	15,000	15,656
Square, Inc. Senior Notes 3.50% due 06/01/2031*	77,000	79,214
		244,082
Computer Data Security — 0.0%
Crowdstrike Holdings, Inc. Company Guar. Notes 3.00% due 02/15/2029	15,000	14,950
Computer Services — 0.0%
Ahead DB Holdings LLC Company Guar. Notes 6.63% due 05/01/2028*	20,000	20,150
Security Description	Principal Amount	Value (Note 2)
Computer Services (continued)
Tempo Acquisition LLC/ Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	$5,000	$5,250
		25,400
Computer Software — 0.0%
Twilio, Inc. Company Guar. Notes 3.63% due 03/15/2029	15,000	15,345
Twilio, Inc. Company Guar. Notes 3.88% due 03/15/2031	10,000	10,238
ZoomInfo Technologies LLC/ ZoomInfo Finance Corp. Company Guar. Notes 3.88% due 02/01/2029*	25,000	25,000
		50,583
Computers — 0.1%
Apple, Inc. Senior Notes 2.80% due 02/08/2061	197,000	187,795
Apple, Inc. Senior Notes 4.38% due 05/13/2045	40,000	50,286
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026	22,000	26,159
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046	11,000	17,812
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	5,000	5,113
		287,165
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	20,000	20,425
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	10,000	10,944
		31,369
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	10,000	11,085
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	5,000	5,063
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	20,000	20,584
		25,647

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. — 0.0%
Spectrum Brands, Inc. Company Guar. Notes 3.88% due 03/15/2031*	$15,000	$15,156
Spectrum Brands, Inc. Company Guar. Notes 5.00% due 10/01/2029*	10,000	10,750
		25,906
Containers-Metal/Glass — 0.1%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	30,000	30,262
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	15,000	14,909
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	25,000	30,875
Mauser Packaging Solutions Holding Co. Senior Sec. Notes 8.50% due 04/15/2024*	5,000	5,175
		81,221
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. Senior Sec. Notes 1.57% due 01/15/2026*	42,000	41,989
Berry Global, Inc. Senior Sec. Notes 1.65% due 01/15/2027*	56,000	55,295
Graphic Packaging International LLC Company Guar. Notes 3.50% due 03/01/2029*	10,000	9,950
Pactiv Evergreen Group Issuer LLC/ Pactiv Evergreen Group Issuer, Inc. Senior Sec. Notes 4.38% due 10/15/2028	5,000	5,019
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,419
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	28,000	39,196
		152,868
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 2.25% due 03/01/2031	16,000	15,863
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	62,000	70,515
		86,378
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc./ Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*	3,000	3,165
Security Description	Principal Amount	Value (Note 2)
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	$20,000	$21,148
Disposable Medical Products — 0.0%
Mozart Debt Merger Sub, Inc. Senior Notes 5.25% due 10/01/2029	15,000	15,000
Distribution/Wholesale — 0.0%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	5,000	5,106
American Builders & Contractors Supply Co., Inc. Senior Notes 3.88% due 11/15/2029*	10,000	9,972
Univar Solutions USA, Inc. Company Guar. Notes 5.13% due 12/01/2027*	20,000	21,025
		36,103
Diversified Banking Institutions — 0.3%
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	62,000	62,678
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	56,000	61,523
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	149,000	169,398
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	30,000	30,776
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	45,000	49,423
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	68,000	76,906
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	13,000	18,574
JPMorgan Chase & Co. Senior Notes 2.08% due 04/22/2026	11,000	11,307
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	33,000	34,275
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	27,000	28,535
JPMorgan Chase & Co. VRS Senior Notes 3.96% due 11/15/2048	134,000	154,972
		698,367

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.0%
Amsted Industries, Inc. Senior Notes 4.63% due 05/15/2030*	$10,000	$10,275
Amsted Industries, Inc. Company Guar. Notes 5.63% due 07/01/2027*	10,000	10,435
		20,710
Drug Delivery Systems — 0.0%
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	42,000	43,963
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	40,000	38,860
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	31,000	37,524
		76,384
E-Commerce/Services — 0.0%
Match Group Holdings II LLC Senior Notes 3.63% due 10/01/2031	10,000	9,871
Match Group Holdings II LLC Senior Notes 4.13% due 08/01/2030*	5,000	5,206
Match Group Holdings II LLC Senior Notes 4.63% due 06/01/2028*	10,000	10,425
Match Group Holdings II LLC Senior Notes 5.00% due 12/15/2027*	6,000	6,263
Millennium Escrow Corp. Senior Sec. Notes 6.63% due 08/01/2026	10,000	10,299
TripAdvisor, Inc Company Guar. Notes 7.00% due 07/15/2025*	20,000	21,200
		63,264
Educational Software — 0.0%
Ascend Learning LLC Senior Notes 6.88% due 08/01/2025*	25,000	25,435
Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	15,000	16,612
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	32,610
Security Description	Principal Amount	Value (Note 2)
Electric-Generation — 0.1%
Vistra Operations Co., LLC Senior Sec. Notes 3.55% due 07/15/2024*	$40,000	$42,067
Vistra Operations Co., LLC Senior Sec. Notes 4.30% due 07/15/2029*	33,000	35,139
Vistra Operations Co., LLC Company Guar. Notes 5.00% due 07/31/2027*	10,000	10,325
Vistra Operations Co., LLC Company Guar. Notes 5.50% due 09/01/2026*	25,000	25,686
Vistra Operations Co., LLC Company Guar. Notes 5.63% due 02/15/2027*	10,000	10,351
		123,568
Electric-Integrated — 0.2%
AES Corp. Senior Notes 2.45% due 01/15/2031	56,000	55,166
American Electric Power Co., Inc. Senior Notes 4.30% due 12/01/2028	42,000	47,631
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	25,884
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	7,127
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	14,000	16,048
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.65% due 02/01/2029	41,000	44,956
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	9,000	9,612
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030	57,000	63,976
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	14,000	13,655
Pacific Gas & Electric Co. 1st Mtg. Notes 2.95% due 03/01/2026	15,000	15,398
Pacific Gas & Electric Co. 1st Mtg. Notes 3.30% due 03/15/2027	5,000	5,179
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.95% due 07/01/2050	20,000	21,190
PacifiCorp 1st Mtg. Notes 2.70% due 09/15/2030	17,000	17,675

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	$15,000	$21,149
		364,646
Electronic Components-Semiconductors — 0.1%
Broadcom, Inc. Company Guar. Notes 3.75% due 02/15/2051*	51,000	50,917
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	129,000	142,852
Microchip Technology, Inc. 4.25% due 09/01/2025	20,000	20,913
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	24,000	25,364
Qorvo, Inc. Company Guar. Notes 3.38% due 04/01/2031*	15,000	15,816
		255,862
Electronic Parts Distribution — 0.0%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	30,000	31,023
Energy-Alternate Sources — 0.0%
Renewable Energy Group, Inc. Senior Sec. Notes 5.88% due 06/01/2028*	5,000	5,169
Enterprise Software/Service — 0.1%
Boxer Parent Co., Inc. Senior Sec. Notes 7.13% due 10/02/2025*	5,000	5,338
Boxer Parent Co., Inc. Sec. Notes 9.13% due 03/01/2026*	15,000	15,728
Clarivate Science Holdings Corp. Senior Notes 4.88% due 07/01/2029	20,000	20,055
Oracle Corp. Senior Notes 3.65% due 03/25/2041	85,000	87,784
Rocket Software, Inc. Senior Notes 6.50% due 02/15/2029*	25,000	24,750
salesforce.com, Inc. Senior Notes 2.90% due 07/15/2051	51,000	50,849
salesforce.com, Inc. Senior Notes 3.05% due 07/15/2061	71,000	71,603
		276,107
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	51,000	73,482
Security Description	Principal Amount	Value (Note 2)
Finance-Auto Loans (continued)
Cobra AcquisitionCo LLC Company Guar. Notes 6.38% due 11/01/2029	$15,000	$15,000
		88,482
Finance-Consumer Loans — 0.0%
OneMain Finance Corp. Company Guar. Notes 4.00% due 09/15/2030	10,000	9,950
Finance-Credit Card — 0.0%
Capital One Financial Corp. Sub. Notes 2.36% due 07/29/2032	42,000	41,070
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	16,000	17,716
		58,786
Finance-Investment Banker/Broker — 0.0%
Aretec Escrow Issuer, Inc. Senior Notes 7.50% due 04/01/2029*	20,000	20,600
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	29,000	30,164
		50,764
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	45,000	46,874
Air Lease Corp. Senior Notes 4.63% due 10/01/2028	61,000	68,625
		115,499
Finance-Mortgage Loan/Banker — 0.1%
Home Point Capital, Inc. Company Guar. Notes 5.00% due 02/01/2026*	10,000	9,065
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 5.13% due 12/15/2030*	5,000	5,069
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 5.50% due 08/15/2028*	15,000	15,450
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2027*	10,000	10,438
PennyMac Financial Services, Inc. Company Guar. Notes 5.38% due 10/15/2025*	20,000	20,569
PennyMac Financial Services, Inc. Company Guar. Notes 5.75% due 09/15/2031	10,000	9,985
PHH Mortgage Corp. Senior Sec. Notes 7.88% due 03/15/2026*	25,000	25,437

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Mortgage Loan/Banker (continued)
Provident Funding Associates LP/ PFG Finance Corp. Senior Notes 6.38% due 06/15/2025*	$15,000	$15,263
		111,276
Finance-Other Services — 0.1%
Coinbase Global, Inc. Company Guar. Notes 3.38% due 10/01/2028	10,000	9,625
Coinbase Global, Inc. Company Guar. Notes 3.63% due 10/01/2031	10,000	9,575
Intercontinental Exchange, Inc. Senior Notes 1.85% due 09/15/2032	20,000	18,832
Intercontinental Exchange, Inc. Senior Bonds 2.65% due 09/15/2040	57,000	54,456
		92,488
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	9,000	9,479
Kraft Heinz Foods Co. Company Guar. Notes 3.88% due 05/15/2027	14,000	15,279
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	49,000	55,747
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049	42,000	51,112
Kraft Heinz Foods Co. Company Guar. Notes 5.00% due 07/15/2035	20,000	24,591
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	63,000	64,545
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 05/15/2028*	10,000	10,993
		231,746
Food-Retail — 0.0%
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	15,000	15,736
Albertsons Cos, Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC Company Guar. Notes 4.88% due 02/15/2030*	5,000	5,387
Albertsons Cos, Inc./Safeway, Inc./ New Albertsons Cos., Inc./ Safeway, Inc./ New Albertsons LP/Albertsons LLC Company Guar. Notes 7.50% due 03/15/2026*	15,000	16,200
Security Description	Principal Amount	Value (Note 2)
Food-Retail (continued)
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*	$25,000	$25,750
		63,073
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 4.00% due 08/15/2029	15,000	15,150
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 4.25% due 05/15/2029*	10,000	10,086
Service Corp. International Senior Notes 3.38% due 08/15/2030	10,000	9,988
Service Corp. International Senior Notes 4.00% due 05/15/2031	10,000	10,337
Service Corp. International Senior Notes 4.63% due 12/15/2027	14,000	14,682
Service Corp. International Senior Notes 5.13% due 06/01/2029	20,000	21,743
		66,836
Gambling (Non-Hotel) — 0.0%
Caesars Resort Collection LLC/ CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	7,000	7,095
Raptor Acquisition Corp./ Raptor Co-Issuer LLC Senior Sec. Notes 4.88% due 11/01/2026*	5,000	5,106
Scientific Games International, Inc. Company Guar. Notes 7.00% due 05/15/2028*	5,000	5,394
Scientific Games International, Inc. Company Guar. Notes 7.25% due 11/15/2029*	20,000	22,473
Wynn Resorts Finance LLC/ Wynn Resorts Capital Corp. Company Guar. Notes 5.13% due 10/01/2029*	20,000	20,250
Wynn Resorts Finance LLC/ Wynn Resorts Capital Corp. Senior Notes 7.75% due 04/15/2025*	5,000	5,275
		65,593
Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 4.38% due 02/01/2032	10,000	10,081
Scotts Miracle-Gro Co. Company Guar. Notes 4.50% due 10/15/2029	25,000	26,125
		36,206

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Golf — 0.0%
Constellation Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*	$20,000	$19,400
MajorDrive Holdings IV LLC Senior Notes 6.38% due 06/01/2029*	45,000	43,875
		63,275
Home Decoration Products — 0.0%
Newell Brands, Inc. Senior Notes 4.70% due 04/01/2026	15,000	16,538
Newell Brands, Inc. Senior Notes 4.88% due 06/01/2025	10,000	11,037
		27,575
Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	20,000	20,675
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	25,000	25,500
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	5,000	5,000
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	21,000	21,603
NRG Energy, Inc. Senior Sec. Notes 3.75% due 06/15/2024*	62,000	66,122
NRG Energy, Inc. Company Guar. Notes 3.88% due 02/15/2032	20,000	19,700
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	10,000	11,054
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	5,000	5,319
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	4,000	4,144
		158,442
Instruments-Controls — 0.0%
Sensata Technologies, Inc. Company Guar. Notes 3.75% due 02/15/2031*	63,000	63,431
Insurance Brokers — 0.1%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer Senior Notes 6.75% due 10/15/2027*	20,000	20,700
Security Description	Principal Amount	Value (Note 2)
Insurance Brokers (continued)
AmWINS Group, Inc. Senior Notes 4.88% due 06/30/2029	$5,000	$5,075
HUB International, Ltd. Company Guar. Notes 7.00% due 05/01/2026*	20,000	20,675
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	27,000	31,324
USI, Inc. Senior Notes 6.88% due 05/01/2025*	10,000	10,177
		87,951
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	21,000	23,628
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2029	15,000	17,577
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	21,000	31,564
		72,769
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	72,000	77,276
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	14,000	13,760
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	35,000	42,444
		56,204
Internet Content-Entertainment — 0.1%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026	85,000	94,987
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	15,000	17,287
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	5,000	5,888
Netflix, Inc. Senior Notes 5.38% due 11/15/2029*	10,000	12,113
Netflix, Inc. Senior Notes 5.88% due 11/15/2028	25,000	30,604
		160,879

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Internet Content-Information/News — 0.0%
Arches Buyer, Inc. Senior Sec. Notes 4.25% due 06/01/2028*	$10,000	$10,138
Arches Buyer, Inc. Senior Notes 6.13% due 12/01/2028	10,000	10,192
fuboTV, Inc. Senior Notes 3.25% due 02/15/2026*	5,000	4,525
		24,855
Investment Companies — 0.1%
Ares Capital Corp. Senior Notes 3.88% due 01/15/2026	92,000	98,350
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 4.38% due 02/01/2029	10,000	9,987
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.25% due 05/15/2027	15,000	15,594
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 05/15/2026	25,000	26,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.75% due 02/01/2024	10,000	10,125
		160,181
Investment Management/Advisor Services — 0.0%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	15,000	15,728
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp. Senior Notes 4.88% due 04/15/2045*	21,000	24,125
		39,853
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Senior Notes 3.10% due 03/01/2030	10,000	10,500
Oshkosh Corp. Senior Notes 4.60% due 05/15/2028	40,000	45,760
Terex Corp. Company Guar. Notes 5.00% due 05/15/2029*	10,000	10,362
		66,622
Machinery-General Industrial — 0.0%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	31,000	31,792
Security Description	Principal Amount	Value (Note 2)
Machinery-General Industrial (continued)
RBS Global, Inc./Rexnord LLC Company Guar. Notes 4.88% due 12/15/2025*	$15,000	$15,366
Stevens Holding Co., Inc. Company Guar. Notes 6.13% due 10/01/2026*	20,000	21,575
		68,733
Machinery-Pumps — 0.0%
Granite US Holdings Corp. Company Guar. Notes 11.00% due 10/01/2027*	15,000	16,425
Medical Labs & Testing Services — 0.0%
Charles River Laboratories International, Inc. Company Guar. Notes 3.75% due 03/15/2029*	10,000	10,213
Charles River Laboratories International, Inc. Company Guar. Notes 4.00% due 03/15/2031*	10,000	10,477
		20,690
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.60% due 08/19/2026	8,000	8,459
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	32,000	40,279
		48,738
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	113,000	121,748
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	15,000	16,088
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	20,000	18,729
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	113,000	124,895
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	5,000	4,946
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	58,000	65,122
		351,528
Medical-Generic Drugs — 0.0%
Viatris, Inc. Company Guar. Notes 2.30% due 06/22/2027*	35,000	35,726

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO — 0.1%
Centene Corp. Senior Notes 3.00% due 10/15/2030	$10,000	$10,250
Centene Corp. Senior Notes 4.63% due 12/15/2029	30,000	32,700
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	2,000	2,002
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	62,000	70,088
		115,040
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	5,000	5,236
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	15,000	15,694
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 04/01/2028*	10,000	9,613
CHS/Community Health Systems, Inc. Sec. Notes 6.88% due 04/15/2029*	15,000	15,017
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	15,000	15,897
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	5,000	5,297
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	5,000	4,960
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	49,000	54,786
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	16,000	18,353
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	15,000	17,162
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	14,000	18,117
Tenet Healthcare Corp. Senior Sec. Notes 4.25% due 06/01/2029*	20,000	20,300
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	4,000	4,060
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	30,000	31,048
Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	$30,000	$31,275
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	10,000	10,375
Tenet Healthcare Corp. Senior Sec. Notes 7.50% due 04/01/2025*	5,000	5,306
		282,496
Medical-Outpatient/Home Medical — 0.0%
Air Methods Corp Senior Notes 8.00% due 05/15/2025*	15,000	14,325
Global Medical Response, Inc. Senior Sec. Notes 6.50% due 10/01/2025*	10,000	10,337
		24,662
Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc. Company Guar. Notes 4.50% due 03/31/2029*	25,000	25,250
Metal Processors & Fabrication — 0.0%
Park-Ohio Industries, Inc. Company Guar. Notes 6.63% due 04/15/2027	20,000	19,975
Roller Bearing Co. of America, Inc. Senior Sec. Notes 4.38% due 10/15/2029	5,000	5,125
		25,100
Metal-Aluminum — 0.0%
Novelis Corp. Company Guar. Notes 3.25% due 11/15/2026	5,000	5,071
Novelis Corp. Company Guar. Notes 3.88% due 08/15/2031	5,000	4,945
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	10,000	10,527
		20,543
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	20,000	20,906
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	10,000	10,813
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	5,000	6,156
		37,875

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	$82,000	$80,188
Metal-Iron — 0.0%
TMS International Corp. Senior Notes 6.25% due 04/15/2029*	20,000	20,900
Motion Pictures & Services — 0.0%
Lions Gate Capital Holdings LLC Company Guar. Notes 5.50% due 04/15/2029*	25,000	25,844
Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 4.75% due 09/15/2044	28,000	35,936
Walt Disney Co. Company Guar. Notes 7.75% due 12/01/2045	3,000	5,253
		41,189
Non-Hazardous Waste Disposal — 0.0%
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	30,000	30,300
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025	15,000	13,860
Nabors Industries, Inc. Company Guar. Notes 9.00% due 02/01/2025*	4,000	4,140
		18,000
Oil Companies-Exploration & Production — 0.3%
Alberta Energy Co., Ltd. Company Guar. Notes 8.13% due 09/15/2030	5,000	6,901
Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	10,000	10,532
Antero Resources Corp. Company Guar. Notes 7.63% due 02/01/2029*	10,000	11,180
Antero Resources Corp. Company Guar. Notes 8.38% due 07/15/2026*	6,000	6,796
Apache Corp. Senior Notes 4.38% due 10/15/2028	10,000	10,812
Apache Corp. Senior Notes 4.63% due 11/15/2025	5,000	5,394
Apache Corp. Senior Notes 4.88% due 11/15/2027	5,000	5,453
Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Apache Corp. Senior Notes 5.10% due 09/01/2040	$10,000	$11,200
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	20,000	19,655
Callon Petroleum Co. Company Guar. Notes 8.00% due 08/01/2028*	10,000	9,900
Callon Petroleum Co. Sec. Notes 9.00% due 04/01/2025*	10,000	10,813
Centennial Resource Production LLC Company Guar. Notes 5.38% due 01/15/2026*	20,000	19,626
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	20,000	20,375
Comstock Resources, Inc. Company Guar. Notes 5.88% due 01/15/2030*	20,000	20,800
Comstock Resources, Inc. Company Guar. Notes 6.75% due 03/01/2029*	15,000	16,200
ConocoPhillips Company Guar. Notes 3.75% due 10/01/2027*	5,000	5,582
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	15,000	16,594
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	15,000	16,800
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	20,000	24,142
Covey Park Energy LLC/Covey Park Finance Corp. Company Guar. Notes 7.50% due 05/15/2025*	4,000	4,158
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.00% due 05/01/2029*	10,000	10,441
Devon Energy Corp. Senior Notes 5.25% due 10/15/2027*	10,000	10,629
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	10,000	12,437
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	15,000	21,240
Devon Financing Co. LLC Senior Notes 7.88% due 09/30/2031	10,000	14,136

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	$49,000	$52,448
Encino Acquisition Partners Holdings LLC Company Guar. Notes 8.50% due 05/01/2028*	20,000	20,450
Endeavor Energy Resources LP/ EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	25,000	26,312
Endeavor Energy Resources LP/ EER Finance, Inc. Senior Notes 6.63% due 07/15/2025*	15,000	15,806
EQT Corp. Senior Notes 7.50% due 02/01/2030	10,000	12,872
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	5,000	5,138
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	5,000	5,138
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	10,000	10,475
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	5,000	6,000
Occidental Petroleum Corp. Senior Notes 6.20% due 03/15/2040	20,000	23,554
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	30,000	37,744
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	10,000	12,337
Ovintiv, Inc. Company Guar. Notes 7.38% due 11/01/2031	10,000	13,550
Rockcliff Energy II LLC Senior Notes 5.50% due 10/15/2029	10,000	10,150
SM Energy Co Senior Notes 6.50% due 07/15/2028	15,000	15,530
SM Energy Co. Senior Notes 6.63% due 01/15/2027	10,000	10,254
SM Energy Co. Senior Notes 6.75% due 09/15/2026	10,000	10,213
Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
SM Energy Co. Sec. Notes 10.00% due 01/15/2025*	$5,000	$5,577
Southwestern Energy Co. Company Guar. Notes 5.38% due 02/01/2029	30,000	32,094
Southwestern Energy Co. Company Guar. Notes 5.38% due 03/15/2030	20,000	21,591
Viper Energy Partners LP Company Guar. Notes 5.38% due 11/01/2027*	20,000	20,850
		689,879
Oil Companies-Integrated — 0.0%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	16,000	17,280
Oil Refining & Marketing — 0.0%
PBF Holding Co. LLC/PBF Finance Corp. Senior Sec. Notes 9.25% due 05/15/2025*	20,000	18,950
Oil-Field Services — 0.0%
ChampionX Corp. Company Guar. Notes 6.38% due 05/01/2026	10,000	10,425
USA Compression Partners LP/ USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	15,000	15,618
USA Compression Partners LP/ USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	10,000	10,575
		36,618
Paper & Related Products — 0.0%
International Paper Co. Senior Notes 8.70% due 06/15/2038	7,000	11,422
Mercer International, Inc. Senior Notes 5.13% due 02/01/2029	15,000	15,318
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026	15,000	15,319
		42,059
Pipelines — 0.4%
Antero Midstream Partners LP/ Antero Midstream Finance Corp. Company Guar. Notes 7.88% due 05/15/2026*	10,000	10,948
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	5,000	5,100
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	5,000	5,075

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	$5,000	$5,005
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	62,000	71,646
Cheniere Energy Partners LP Company Guar. Notes 3.25% due 01/31/2032	39,000	39,129
Cheniere Energy Partners LP Company Guar. Notes 4.00% due 03/01/2031*	15,000	15,708
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	10,000	11,387
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	20,000	25,800
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	5,000	5,070
DT Midstream, Inc. Company Guar. Notes 4.38% due 06/15/2031*	5,000	5,150
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	43,895
Energy Transfer LP/Regency Energy Finance Corp. Senior Notes 4.50% due 11/01/2023	9,000	9,576
Energy Transfer Operating LP Senior Notes 2.90% due 05/15/2025	23,000	24,100
Energy Transfer Operating LP Senior Notes 5.88% due 01/15/2024	37,000	40,660
Energy Transfer Operating LP Senior Notes 6.50% due 02/01/2042	2,000	2,594
EnLink Midstream LLC Company Guar. Notes 5.63% due 01/15/2028*	20,000	21,295
Enterprise Products Operating LLC Company Guar. Notes 2.80% due 01/31/2030	76,000	79,499
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	21,000	23,724
Global Partners LP/GLP Finance Corp. Company Guar. Notes 6.88% due 01/15/2029	5,000	5,190
Hess Midstream Operations LP Company Guar. Notes 4.25% due 02/15/2030	5,000	5,065
Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Hess Midstream Operations LP Company Guar. Notes 5.63% due 02/15/2026*	$20,000	$20,750
Hess Midstream Partners LP Company Guar. Notes 5.13% due 06/15/2028*	10,000	10,445
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	25,000	25,350
ITT Holdings LLC Senior Notes 6.50% due 08/01/2029*	20,000	20,175
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	6,000	7,456
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	34,390
Rattler Midstream LP Company Guar. Notes 5.63% due 07/15/2025*	10,000	10,413
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	50,000	55,784
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	24,000	27,579
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 01/15/2028*	20,000	20,475
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 12/31/2030*	15,000	15,391
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 7.50% due 10/01/2025*	5,000	5,413
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	10,000	10,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.50% due 03/01/2030	5,000	5,467
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	15,000	16,173
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.88% due 01/15/2029	5,000	5,588
		746,965

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pollution Control — 0.0%
Madison IAQ LLC Senior Sec. Notes 4.13% due 06/30/2028*	$10,000	$10,000
Madison IAQ LLC Senior Notes 5.88% due 06/30/2029*	20,000	20,150
		30,150
Precious Metals — 0.0%
Coeur Mining, Inc. Company Guar. Notes 5.13% due 02/15/2029*	10,000	9,601
Private Equity — 0.0%
KKR Group Finance Co. VI LLC Company Guar. Notes 3.75% due 07/01/2029*	31,000	34,398
Protection/Safety — 0.0%
ADT Security Corp. Senior Sec. Notes 4.13% due 08/01/2029	15,000	14,908
Prime Security Services Borrower LLC/ Prime Finance, Inc. Senior Sec. Notes 3.38% due 08/31/2027*	10,000	9,615
Prime Security Services Borrower LLC/ Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	15,000	15,507
		40,030
Publishing-Books — 0.0%
Cengage Learning, Inc. Senior Notes 9.50% due 06/15/2024*	20,000	20,467
Mav Acquisition Corp. Senior Sec. Notes 5.75% due 08/01/2028	20,000	19,650
Mav Acquisition Corp. Senior Notes 8.00% due 08/01/2029	20,000	19,105
		59,222
Publishing-Newspapers — 0.0%
News Corp. Senior Notes 3.88% due 05/15/2029*	15,000	15,413
Publishing-Periodicals — 0.0%
Meredith Corp. Senior Sec. Notes 6.50% due 07/01/2025	10,000	10,700
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026	13,000	13,422
		24,122
Security Description	Principal Amount	Value (Note 2)
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	$5,000	$5,206
Compass Minerals International, Inc. Company Guar. Notes 6.75% due 12/01/2027*	20,000	21,225
		26,431
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	20,000	20,600
Radio — 0.1%
Beasley Mezzanine Holdings LLC Senior Sec. Notes 8.63% due 02/01/2026*	25,000	25,500
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	15,000	15,338
Entercom Media Corp. Sec. Notes 6.75% due 03/31/2029*	20,000	20,158
Spanish Broadcasting System, Inc. Senior Sec. Notes 9.75% due 03/01/2026*	15,000	15,667
Townsquare Media, Inc. Senior Sec. Notes 6.88% due 02/01/2026*	30,000	31,575
Urban One, Inc. Senior Sec. Notes 7.38% due 02/01/2028*	15,000	16,075
		124,313
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 2.70% due 04/15/2031	117,000	119,501
American Tower Corp. Senior Notes 2.75% due 01/15/2027	14,000	14,693
American Tower Corp. Senior Notes 2.90% due 01/15/2030	40,000	41,584
Blackstone Mtg. Trust, Inc. Senior Sec. Notes 3.75% due 01/15/2027	15,000	14,869
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	20,000	21,978
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	41,000	45,052
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	7,000	8,542
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028	76,000	86,996

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Diversified Healthcare Trust Company Guar. Notes 9.75% due 06/15/2025	$35,000	$38,150
Equinix, Inc. Senior Notes 3.20% due 11/18/2029	68,000	72,074
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	10,000	11,151
Iron Mountain, Inc. Company Guar. Notes 5.25% due 03/15/2028*	20,000	20,900
iStar, Inc. Senior Notes 4.25% due 08/01/2025	20,000	20,775
iStar, Inc. Senior Notes 4.75% due 10/01/2024	15,000	15,862
iStar, Inc. Senior Notes 5.50% due 02/15/2026	15,000	15,675
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	15,000	14,850
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp. Company Guar. Notes 4.75% due 06/15/2029*	5,000	4,975
Ladder Capital Finance Holdings LLLP /Ladder Capital Finance Corp. Company Guar. Notes 5.25% due 10/01/2025*	5,000	5,062
Prologis LP Senior Notes 2.25% due 04/15/2030	14,000	14,237
Service Properties Trust Company Guar. Notes 7.50% due 09/15/2025	5,000	5,619
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	10,000	10,525
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	28,000	39,829
		642,899
Real Estate Management/Services — 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 5.75% due 01/15/2029*	15,000	15,559
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	55,000	75,034
Security Description	Principal Amount	Value (Note 2)
Rental Auto/Equipment (continued)
NESCO Holdings II, Inc. Sec. Notes 5.50% due 04/15/2029*	$20,000	$20,744
		95,778
Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	15,000	15,487
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	15,000	15,975
		31,462
Retail-Apparel/Shoe — 0.0%
Victoria's Secret & Co. Company Guar. Notes 4.63% due 07/15/2029*	10,000	10,125
Retail-Automobile — 0.0%
AutoNation, Inc. Senior Notes 2.40% due 08/01/2031	30,000	29,203
Retail-Building Products — 0.1%
BCPE Ulysses Intermediate, Inc. Senior Notes 7.75% due 04/01/2027*(16)	25,000	24,812
Beacon Roofing Supply, Inc. Company Guar. Notes 4.13% due 05/15/2029*	5,000	4,969
Beacon Roofing Supply, Inc. Senior Sec. Notes 4.50% due 11/15/2026*	15,000	15,600
LBM Acquisition LLC Company Guar. Notes 6.25% due 01/15/2029*	15,000	14,993
White Cap Buyer LLC Senior Notes 6.88% due 10/15/2028*	20,000	21,100
		81,474
Retail-Drug Store — 0.0%
Rite Aid Corp. Senior Sec. Notes 7.50% due 07/01/2025*	7,000	6,998
Rite Aid Corp. Senior Sec. Notes 8.00% due 11/15/2026*	10,000	10,076
		17,074
Retail-Misc./Diversified — 0.0%
L Brands, Inc. Company Guar. Notes 6.63% due 10/01/2030*	10,000	11,350
L Brands, Inc. Company Guar. Notes 6.75% due 07/01/2036	10,000	12,400
L Brands, Inc. Company Guar. Notes 7.50% due 06/15/2029	15,000	17,035

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Misc./Diversified (continued)
L Brands, Inc. Company Guar. Notes 9.38% due 07/01/2025*	$3,000	$3,810
		44,595
Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	40,000	40,600
Retail-Restaurants — 0.1%
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	25,000	25,033
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	10,000	10,450
IRB Holding Corp. Senior Sec. Notes 7.00% due 06/15/2025*	10,000	10,600
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	10,000	10,440
Yum! Brands, Inc. Senior Notes 3.63% due 03/15/2031	10,000	10,053
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	10,000	10,838
		77,414
Software Tools — 0.0%
VMware, Inc. Senior Notes 2.20% due 08/15/2031	61,000	59,571
Steel-Producers — 0.0%
Big River Steel LLC/BRS Finance Corp. Senior Sec. Notes 6.63% due 01/31/2029*	12,000	12,975
United States Steel Corp. Senior Notes 6.88% due 03/01/2029	20,000	21,324
		34,299
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	5,000	5,625
Telecom Services — 0.0%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	20,000	21,447
Frontier Communications Corp. Senior Sec. Notes 5.88% due 10/15/2027*	10,000	10,625
Security Description	Principal Amount	Value (Note 2)
Telecom Services (continued)
Frontier Communications Corp. Sec. Notes 6.75% due 05/01/2029*	$25,000	$26,344
		58,416
Telecommunication Equipment — 0.0%
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	8,000	8,116
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*	10,000	10,423
CommScope, Inc. Company Guar. Notes 8.25% due 03/01/2027*	10,000	10,450
Plantronics, Inc. Company Guar. Notes 4.75% due 03/01/2029*	15,000	14,045
		43,034
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	68,000	66,125
AT&T, Inc. Senior Notes 2.55% due 12/01/2033	81,000	79,575
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	64,000	62,926
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	48,000	54,990
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	7,000	8,356
Level 3 Financing, Inc. Company Guar. Notes 3.63% due 01/15/2029*	10,000	9,697
Level 3 Financing, Inc. Company Guar. Notes 4.25% due 07/01/2028*	5,000	5,039
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*	10,000	10,288
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	270,000	278,640
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	35,000	44,800
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	18,000	18,218
Verizon Communications, Inc. Senior Notes 3.70% due 03/22/2061	47,000	49,478

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	$91,000	$104,519
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	14,000	17,502
		810,153
Television — 0.0%
Scripps Escrow II, Inc. Senior Sec. Notes 3.88% due 01/15/2029*	10,000	10,035
Scripps Escrow II, Inc. Senior Notes 5.38% due 01/15/2031*	5,000	4,916
Sinclair Television Group, Inc. Senior Sec. Notes 4.13% due 12/01/2030*	10,000	9,775
Sinclair Television Group, Inc. Company Guar. Notes 5.50% due 03/01/2030*	15,000	14,878
		39,604
Theaters — 0.0%
AMC Entertainment Holdings, Inc. Senior Sec. Notes 10.50% due 04/15/2025*	5,000	5,350
Cinemark USA, Inc. Company Guar. Notes 5.25% due 07/15/2028*	20,000	19,700
Cinemark USA, Inc. Company Guar. Notes 5.88% due 03/15/2026*	5,000	5,050
Cinemark USA, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	5,000	5,362
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	5,000	5,056
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	10,000	10,350
Live Nation Entertainment, Inc. Senior Sec. Notes 6.50% due 05/15/2027*	10,000	11,000
		61,868
Tools-Hand Held — 0.0%
Werner FinCo LP/Werner FinCo, Inc, Company Guar. Notes 8.75% due 07/15/2025*	20,000	20,837
Toys — 0.0%
Mattel, Inc. Company Guar. Notes 3.38% due 04/01/2026*	5,000	5,156
Mattel, Inc. Company Guar. Notes 3.75% due 04/01/2029*	15,000	15,637
		20,793
Security Description	Principal Amount	Value (Note 2)
Transactional Software — 0.0%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	$10,000	$10,050
Transport-Rail — 0.0%
Watco Cos. LLC/Finance Co. Senior Notes 6.50% due 06/15/2027*	40,000	42,800
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	13,000	14,110
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. Senior Notes 5.90% due 08/28/2028	15,000	17,550
Web Portals/ISP — 0.0%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	19,000	19,821
Alphabet, Inc. Senior Notes 2.25% due 08/15/2060	39,000	33,961
		53,782
Total U.S. Corporate Bonds & Notes (cost $14,045,007)		14,668,219
FOREIGN CONVERTIBLE BONDS & NOTES — 0.0%
Oil & Gas Drilling— 0.0%
Transocean, Inc. Company Guar. Notes 0.50% due 01/30/2023 (cost $7,903)	9,000	7,635
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Aerospace/Defense — 0.0%
Bombardier, Inc. Senior Notes 6.00% due 02/15/2028	5,000	5,056
Bombardier, Inc. Senior Notes 7.13% due 06/15/2026*	10,000	10,525
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	20,000	20,700
		36,281
Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 2.95% due 05/13/2030	11,000	11,600
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	33,000	37,589
		49,189
Airlines — 0.0%
American Airlines, Inc./ AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.50% due 04/20/2026*	15,000	15,769

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Airlines (continued)
American Airlines, Inc./ AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.75% due 04/20/2029*	$15,000	$16,163
Delta Air Lines/Skymiles Senior Sec. Notes 4.75% due 10/20/2028*	25,000	27,873
		59,805
Auto/Truck Parts & Equipment-Original — 0.0%
Clarios Global LP Senior Sec. Notes 6.75% due 05/15/2025*	9,000	9,495
Clarios Global LP/Clarios US Finance Co. Company Guar. Notes 8.50% due 05/15/2027*	15,000	15,956
		25,451
Banks-Commercial — 0.1%
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	14,000	15,331
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	38,000	43,100
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	16,000	17,571
Westpac Banking Corp. Sub. Notes 2.96% due 11/16/2040	31,000	30,633
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	42,000	49,437
		156,072
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	49,000	60,209
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 3.50% due 02/15/2030	10,000	9,925
Masonite International Corp. Company Guar. Notes 5.38% due 02/01/2028*	5,000	5,265
		15,190
Building-Residential/Commercial — 0.1%
Brookfield Residential Properties, Inc./ Brookfield Residential US LLC Senior Notes 5.00% due 06/15/2029*	20,000	20,451
Brookfield Residential Properties, Inc./ Brookfield Residential US LLC Company Guar. Notes 6.25% due 09/15/2027*	15,000	15,769
Security Description	Principal Amount	Value (Note 2)
Building-Residential/Commercia (continued)
Empire Communities Corp. Senior Notes 7.00% due 12/15/2025*	$5,000	$5,225
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*	20,000	20,437
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	20,000	20,900
		82,782
Cable/Satellite TV — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,057
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	40,000	41,400
		42,457
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 4.25% due 05/15/2029*	10,000	10,000
Trinseo Materials Operating SCA/ Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	20,000	20,150
		30,150
Chemicals-Specialty — 0.0%
Diamond BC BV Company Guar. Notes 4.63% due 10/01/2029	5,000	5,075
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	15,000	15,356
Commercial Services-Finance — 0.0%
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	8,000	8,802
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	47,000	51,997
		60,799
Containers-Paper/Plastic — 0.0%
Intelligent Packaging Holdco Issuer LP Senior Notes 9.00% due 01/15/2026*(16)	10,000	10,500
Intelligent Packaging, Ltd. Finco, Inc./ Intelligent Packaging, Ltd. Co-Issuer LLC Senior Sec. Notes 6.00% due 09/15/2028*	15,000	15,716
		26,216

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	$31,000	$33,417
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	7,000	9,244
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 4.00% due 04/15/2029*	15,000	15,269
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	10,000	10,275
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	5,000	5,150
		15,425
Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 4.25% due 12/12/2042	20,000	22,923
Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	71,000	80,973
Machinery-Pumps — 0.0%
Husky III Holding, Ltd. Senior Notes 13.00% due 02/15/2025*(16)	20,000	21,250
Titan Acquisition, Ltd./ Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	5,000	5,107
		26,357
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 4.88% due 06/01/2028*	15,000	15,544
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 02/15/2029*	10,000	9,312
Bausch Health Cos., Inc. Company Guar. Notes 6.25% due 02/15/2029*	10,000	9,895
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	5,000	5,124
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	15,000	15,319
Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. Senior Sec. Notes 6.13% due 04/01/2029*	$5,000	$5,000
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC Sec. Notes 10.00% due 04/15/2025*(12)(15)	19,000	18,430
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	41,000	41,821
		120,445
Metal-Copper — 0.0%
Hudbay Minerals, Inc. Company Guar. Notes 4.50% due 04/01/2026*	5,000	4,950
Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	5,000	5,237
Taseko Mines, Ltd. Senior Sec. Notes 7.00% due 02/15/2026*	15,000	15,206
		25,393
Non-Hazardous Waste Disposal — 0.1%
GFL Environmental, Inc. Senior Sec. Notes 3.50% due 09/01/2028*	10,000	10,062
GFL Environmental, Inc. Company Guar. Notes 4.00% due 08/01/2028*	5,000	4,962
GFL Environmental, Inc. Company Guar. Notes 4.75% due 06/15/2029*	5,000	5,119
GFL Environmental, Inc. Senior Sec. Notes 5.13% due 12/15/2026*	15,000	15,752
Waste Connections, Inc. Senior Notes 3.50% due 05/01/2029	40,000	43,806
		79,701
Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	10,000	9,726
Precision Drilling Corp. Company Guar. Notes 6.88% due 01/15/2029*	5,000	5,222
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	20,000	20,535
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	6,700	6,700
Transocean Poseidon, Ltd. Senior Sec. Notes 6.88% due 02/01/2027*	15,000	14,924

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling (continued)
Transocean, Inc. Company Guar. Notes 11.50% due 01/30/2027*	$15,000	$15,450
		72,557
Oil Companies-Exploration & Production — 0.0%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	5,000	5,038
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	25,000	25,906
EnCana Corp. Company Guar. Notes 6.63% due 08/15/2037	5,000	6,846
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	10,000	10,290
Ovintiv, Inc. Company Guar. Notes 6.50% due 08/15/2034	5,000	6,742
		54,822
Oil Companies-Integrated — 0.0%
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	10,000	13,582
Equinor ASA Company Guar. Notes 5.10% due 08/17/2040	42,000	55,522
		69,104
Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	13,000	14,594
Northriver Midstream Finance LP Senior Sec. Notes 5.63% due 02/15/2026*	10,000	10,402
		24,996
Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	42,000	43,650
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.55% due 07/26/2027*	40,000	44,027
		87,677
Retail-Restaurants — 0.0%
1011778 BC ULC/ New Red Finance, Inc. Senior Notes 3.88% due 01/15/2028*	15,000	15,128
1011778 BC ULC/ New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*	15,000	14,850
Security Description	Principal Amount	Value (Note 2)
Retail-Restaurants (continued)
1011778 BC ULC/ New Red Finance, Inc. Sec. Notes 4.38% due 01/15/2028*	$5,000	$5,076
		35,054
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*(12)(15)	20,000	10,850
Security Services — 0.0%
Garda World Security Corp. Senior Notes 6.00% due 06/01/2029*	15,000	14,589
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	22,000	23,730
		38,319
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.50% due 10/15/2039	12,000	17,024
Television — 0.0%
Videotron, Ltd. Senior Notes 3.63% due 06/15/2029*	20,000	20,275
Total Foreign Corporate Bonds & Notes (cost $1,445,648)		1,524,857
LOANS(8)(9)(10) — 0.3%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL-B 3.63% (3 ML +3.50%) due 08/21/2026	24,500	23,968
Airlines — 0.0%
AAdvantage Loyalty LP, Ltd. FRS BTL 5.50% (3 ML+4.75%) due 04/20/2028	5,000	5,165
United Airlines, Inc. FRS BTL-B 4.50% (3 ML +3.75%) due 04/21/2028	14,925	15,016
		20,181
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 3.58% (1 ML +3.50%) due 04/08/2028	9,975	9,971
Broadcast Services/Program — 0.0%
iHeartCommunications, Inc. FRS BTL 3.75% (1 ML+3.25%) due 05/01/2026	13,374	13,367

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
LOANS(8)(9)(10) (continued)
Building & Construction Products-Misc. — 0.0%
AZEK Co. LLC FRS BTL 3.25% (3 ML+2.50%) due 05/05/2024	$5,570	$5,567
CP Atlas Buyer, Inc. FRS BTL-B 4.25% (3 ML+3.75%) due 11/23/2027	25,870	25,793
		31,360
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. FRS BTL 5.25% (3 ML +4.25%) due 06/21/2024	4,812	4,768
Cable/Satellite TV — 0.0%
DirecTV Financing LLC FRS BTL 5.75% (3 ML +5.00%) due 07/22/2027	20,000	20,010
Chemicals-Diversified — 0.0%
SCIH Salt Holdings, Inc. FRS BTL-B 4.75% (3 ML+4.00%) due 03/16/2027	16,438	16,448
Chemicals-Specialty — 0.1%
Alpha 3 BV FRS BTL-B 3.00% (3 ML+2.50%) due 03/18/2028	9,975	9,957
Diamond BC BV FRS BTL 3.19% (2 ML +3.00%) due 09/06/2024	9,948	9,952
Solenis International LLC FRS BTL 4.08% (1 ML+4.00%) due 06/26/2025	24,520	24,492
Starfruit US HoldCo. LLC FRS BTL-B 2.83% (1 ML +2.75%) due 10/01/2025	12,505	12,409
		56,810
Containers-Paper/Plastic — 0.0%
Klockner Pentaplast of America, Inc. FRS BTL-B 5.25% (6 ML +4.75%) due 02/12/2026	9,950	9,975
Diagnostic Kits — 0.0%
Ortho-Clinical Diagnostics SA FRS BTL 3.08% (1 ML+3.00%) due 06/30/2025(10)	11,360	11,345
Security Description	Principal Amount	Value (Note 2)
Energy-Alternate Sources — 0.0%
Blackstone CQP Holdco LP FRS BTL-B 4.25% (1 ML+3.75%) due 06/05/2028	$40,000	$39,840
Enterprise Software/Service — 0.1%
Epicor Software Corp. FRS BTL 4.00% (1 ML+3.25%) due 07/30/2027	14,850	14,840
Epicor Software Corp. FRS BTL 2nd Lien 8.75% (1 ML+7.75%) due 07/31/2028	10,000	10,259
Greeneden US Holdings II LLC FRS BTL-B 4.75% (1 ML+4.00%) due 12/01/2027	14,925	14,972
Rocket Software, Inc. FRS BTL-B 4.75% (1 ML+4.25%) due 11/28/2025	9,975	9,925
		49,996
Environmental Consulting & Engineering — 0.0%
Robertshaw US Holding Corp. FRS 1st Lien 4.50% (1 ML+3.50%) due 02/28/2025	4,727	4,573
Robertshaw US Holding Corp. FRS 2nd Lien 9.00% (1 ML +8.00%) due 02/28/2026	10,000	8,625
		13,198
Golf — 0.0%
MajorDrive Holdings IV LLC FRS BTL-B 4.50% (3 ML +4.00%) due 05/12/2028	29,925	29,972
Health Care Providers & Services — 0.0%
One Call Corp. FRS BTL 6.25% (3 ML+5.50%) due 04/22/2027	19,950	20,025
Insurance-Property/Casualty — 0.0%
Asurion LLC FRS BTL-B4 5.33% (1 ML +5.25%) due 01/20/2029	10,000	9,958
Asurion LLC FRS BTL-B9 3.33% (1 ML+3.25%) due 07/31/2027	4,987	4,912
		14,870

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
LOANS(8)(9)(10) (continued)
Internet Content-Information/News — 0.0%
Arches Buyer, Inc. FRS BTL-B 3.75% (1 ML+3.25%) due 12/06/2027	$19,850	$19,734
Machinery-Electrical — 0.1%
Vertiv Group Corp. FRS BTL-B 2.83% (1 ML+2.75%) due 03/02/2027	44,328	44,030
Machinery-General Industrial — 0.0%
Vertical US Newco, Inc. FRS BTL-B 1.00% (6 ML +3.50%) due 07/30/2027	10,000	10,017
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd. FRS BTL-B 3.17% (3 ML+3.00%) due 03/28/2025	19,251	18,914
Medical-Drugs — 0.0%
Jazz Financing Lux SARL FRS BTL 4.00% (1 ML +3.50%) due 05/05/2028	14,963	14,981
Medical-Hospitals — 0.0%
Quorum Health Corp. FRS BTL 8.00% (3ML+7.00%) due 04/29/2025	25,866	25,888
Medical-Outpatient/Home Medical — 0.0%
Global Medical Response, Inc. FRS BTL-B 5.75% (3 ML+4.75%) due 10/02/2025	34,738	34,812
Non-Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. FRS BTL 3.50% (3 ML+3.00%) due 05/30/2025	12,594	12,615
Retail-Building Products — 0.0%
White Cap Buyer LLC FRS BTL-B 4.50% (1 ML+4.00%) due 10/19/2027	14,888	14,919
Retail-Restaurants — 0.0%
IRB Holding Corp. FRS BTL 4.25% (3 ML+3.25%) due 12/15/2027	4,963	4,971
Theaters — 0.0%
AMC Entertainment Holdings, Inc. FRS BTL-B 3.08% (1 ML+3.00%) due 04/22/2026	14,898	13,802
Security Description	Principal Amount	Value (Note 2)
Transactional Software — 0.0%
Solera LLC FRS BTL-B 4.50% (3 ML +4.00%) due 06/02/2028	$20,000	$20,040
Total Loans (cost $618,055)		620,827
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	41,477
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	19,842
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	46,191
Total Municipal Bonds & Notes (cost $70,157)		107,510
U.S. GOVERNMENT AGENCIES — 3.7%
Federal Home Loan Mtg. Corp. — 0.3%
5.50% due 06/01/2035	1,789	2,072
7.50% due 10/01/2029	1,814	2,029
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K131, Class X1 0.73% due 07/25/2031(3)(5)(6)	1,500,000	95,777
Series K111, Class X1 1.68% due 05/25/2030(3)(5)(6)	295,306	34,750
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP2, Class M3AS 1.09% (1 ML+1.00%) due 02/25/2047(7)	158,000	158,231
Series 2019-HRP1, Class M2 1.49% (1 ML + 1.40%) due 02/25/2049(7)	31,919	32,112
Series 2018-DNA3, Class M2 2.19% (1 ML+2.10%) due 09/25/2048(7)	70,000	71,051
Series 2021-DNA2, Class M2 2.35% (SOFR30A+2.30%) due 08/25/2033(7)	73,000	74,787
Series 2018-HQA2, Class M2 2.39% (1 ML+2.30%) due 10/25/2048*(7)	10,000	10,134
Series 2018-HRP2, Class M3 2.49% (1 ML+2.40%) due 02/25/2047*(7)	113,000	115,060
Series 2019-DNA2, Class M2 2.54% (1 ML+2.45%) due 03/25/2049*(7)	11,704	11,880

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., REMIC FRS Series 2990, Class LB (-2.56*1 ML+16.95) due 06/15/2034(7)(11)	$3,521	$4,023
Series 3065, Class DC (-3*1 ML+19.86) due 03/15/2035(7)(11)	13,249	17,712
Series 3072, Class SM (-3.67*1 ML+23.8) due 11/15/2035(7)(11)	7,760	12,476
		642,094
Federal National Mtg. Assoc. — 0.7%
3.00% due 09/01/2046	246,318	260,174
3.00% due 10/01/2046	91,234	96,365
3.50% due 01/01/2047	20,470	21,833
4.00% due 04/01/2049	230,651	247,549
6.00% due 06/01/2036	551	633
6.50% due 06/01/2036	5,909	6,787
6.50% due 07/01/2036	1,751	2,023
6.50% due 09/01/2036	5,173	5,899
6.50% due 11/01/2036	18,343	20,920
7.00% due 06/01/2033	2,238	2,561
7.00% due 04/01/2035	3,067	3,552
7.50% due 04/01/2024	1,236	1,295
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2017-C07, Class 1EB2 1.09% (1 ML + 1.00%) due 05/25/2030(7)	23,000	22,936
Series 2017-C02, Class 2ED3 1.44% (1 ML+1.35%) due 09/25/2029(7)	8,815	8,869
Series 2020-R01, Class 1M2 2.14% (1 ML + 2.05%) due 01/25/2040*(7)	13,818	13,892
Series 2017-C05, Class 1M2A 2.29% (1 ML + 2.20%) due 01/25/2030	7,372	7,379
Series 2018-C05, Class 1M2 2.44% (1 ML+2.35%) due 01/25/2031(7)	9,998	10,143
Series 2014-C02, Class 2M2 2.69% (1 ML + 2.60%) due 05/25/2024(7)	22,238	22,496
Series 2017-C01, Class 1M2 3.64% (1 ML+3.55%) due 07/25/2029(7)	155,120	159,750
Series 2016-C04, Class 1M2 4.34% (1 ML+4.25%) due 01/25/2029(7)	177,239	183,727
Series 2015-C01, Class 1M2 4.39% (1 ML+4.30%) due 02/25/2025(7)	3,936	4,017
Series 2016-C07, Class 2M2 4.44% (1 ML+4.35%) due 05/25/2029(7)	56,189	58,549
Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2016-C05, Class 2M2 4.54% (1 ML + 4.45%) due 01/25/2029(7)	$119,222	$123,647
Series 2014-C04, Class 1M2 4.99% (1 ML+4.90%) due 11/25/2024(7)	105,407	109,333
Series 2015-C03, Class 2M2 5.09% (1 ML+5.00%) due 07/25/2025(7)	1,364	1,377
Series 2013-C01, Class M2 5.34% (1 ML+5.25%) due 10/25/2023(7)	3,675	3,823
Series 2016-C03, Class 1M2 5.39% (1 ML+5.30%) due 10/25/2028(7)	6,171	6,482
Series 2015-C04, Class 1M2 5.79% (1 ML+5.70%) due 04/25/2028(7)	7,193	7,590
Series 2016-C02, Class 1M2 6.09% (1 ML+6.00%) due 09/25/2028(7)	84,423	88,276
Series 2016-C01, Class 1M2 6.84% (1 ML + 6.75%) due 08/25/2028(7)	18,303	19,336
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.38% due 10/25/2041(3)(6)(7)	40,975	461
Federal National Mtg. Assoc., REMIC FRS Series 2006-8, Class HP (-3.67*1 ML+24.57) due 03/25/2036(7)(11)	7,540	12,131
		1,533,805
Government National Mtg. Assoc. — 0.4%
3.50% due October 30 TBA	1,000,000	1,051,308
5.50% due 11/20/2049	3,228	3,573
6.50% due 08/20/2037	7,606	9,103
6.50% due 09/20/2037	1,793	2,131
		1,066,115
Uniform Mtg. Backed Securities — 2.3%
2.00% due November 30 TBA	2,000,000	2,000,468
2.50% due November 30 TBA	3,000,000	3,085,547
		5,086,015
Total U.S. Government Agencies (cost $8,318,189)		8,328,029
U.S. GOVERNMENT TREASURIES — 1.4%
United States Treasury Bonds — 1.2%
1.88% due 02/15/2051	420,000	399,394
2.75% due 08/15/2042(13)(14)	1,950,000	2,190,170
3.00% due 02/15/2047	120,000	141,829
		2,731,393
United States Treasury Notes — 0.2%
1.13% due 02/28/2025	90,000	91,480
1.50% due 02/15/2030	260,000	261,391

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.63% due 02/15/2026	$120,000	$123,774
2.38% due 08/15/2024	20,000	21,071
		497,716
Total U.S. Government Treasuries (cost $2,958,755)		3,229,109
EXCHANGE-TRADED FUNDS — 0.5%
iShares Core MSCI Emerging Markets ETF	5,794	357,837
SPDR S&P 500 Trust ETF	1,318	565,607
SPDR S&P MidCap 400 ETF	163	78,383
Total Exchange-Traded Funds (cost $1,034,921)		1,001,827
EQUITY CERTIFICATES — 0.2%
Batteries/Battery Systems — 0.1%
UBS AG — Contemporary Amperex Technology Co., Ltd.	1,700	138,234
Medical Products — 0.0%
UBS AG — Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	1,532	91,373
Research — Development — 0.0%
UBS AG Centre Testing International Group Co., Ltd.	33,835	132,729
Machinery-Electrical — 0.1%
UBS AG — Shenzhen Inovance Technology Co., Ltd	17,944	174,937
Total Equity Certificates (cost $548,676)		537,273
ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. Escrow Notes 6.63% due 11/15/2019(2)	20,000	2
Vistra Energy Corp. CVR†(1)	1,362	1,805
Total Escrows And Litigation Trusts (cost $4)		1,807
Total Long-Term Investment Securities (cost $165,869,361)		204,030,512
SHORT-TERM INVESTMENT SECURITIES — 6.7%
Commercial Paper — 6.7%
Australia & New Zealand Banking Group, Ltd. 0.13% due 01/25/2022	1,150,000	1,149,671
BPCE SA 0.10% due 11/01/2021	1,250,000	1,249,910
Canadian Imperial Bank 0.12% due 02/11/2022	1,325,000	1,324,462
Chariot Funding LLC 0.10% due 11/16/2021	1,150,000	1,149,848
DNB Nor Bank ASA 0.13% due 02/22/2022	1,150,000	1,149,583
Fairway Finance Corp. 0.11% due 10/21/2021	1,050,000	1,049,942
ING US Funding LLC 0.09% due 12/21/2021	1,100,000	1,099,737
Security Description	Principal Amount	Value (Note 2)
Commercial Paper (continued)
Mizuho Bank, Ltd. 0.10% due 11/24/2021	$1,150,000	$1,149,877
Nationwide Building Society 0.07% due 10/05/2021	1,150,000	1,149,989
Nationwide Building Society 0.08% due 11/01/2021	1,150,000	1,149,908
Societe Generale 0.12% due 01/10/2022	1,050,000	1,049,612
Svenska Handelsbanken AB 0.13% due 02/17/2022	1,198,000	1,197,474
Total Capital Canada, Ltd. 0.11% due 01/11/2022	1,150,000	1,149,638
Total Short-Term Investment Securities (cost $15,019,231)		15,019,651
REPURCHASE AGREEMENTS — 4.7%
Agreement with Bank of America Securities LLC, bearing interest at 0.01% dated 09/30/2021, to be repurchased 10/01/2021 in the amount of $10,412,014 and collateralized by $9,073,000 of United States Treasury Notes, bearing interest at 3.00% due 11/15/2045 and having an approximate value of $10,865,253 (cost $10,412,000)	10,412,000	10,412,000
TOTAL INVESTMENTS (cost $191,300,592)(17)	102.9%	229,462,163
Liabilities in excess of other assets	(2.9)	(6,459,233)
NET ASSETS	100.0%	$223,002,930

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2021, the aggregate value of these securities was $9,082,436 representing 4.1% of net assets.

(1)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

securities for which secondary markets exist. As of September 30, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
MWO Holdings LLC	08/24/2016	10	$5,208	$25	$3	0.00%
Escrows and Litigation Trusts
Vistra Energy Corp. CVR	10/06/2016	1,362	0	1,805	1	0.00
				$1,831		0.00%

(2)  Securities classified as Level 3 (see Note 2).

(3)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Commercial Mortgage Backed Security

(6)  Interest Only

(7)  Collateralized Mortgage Obligation

(8)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(11)  Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2021.

(12)  Security in default of interest.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(15)  Company has filed for bankruptcy protection.

(16)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(17)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

BTL — Bank Term Loan

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

2 ML — 2 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

SOFR — Secured Overnight Financing Rate

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
44	Short	S&P 500 E-Mini Index	December 2021	$9,907,297	$9,455,050	$452,247
46	Short	U.S. Treasury 10 Year Ultra Bonds	December 2021	6,774,675	6,681,500	93,175
						$545,422
						Unrealized (Depreciation)
3	Long	E-Mini Nasdaq 100 Index	December 2021	$936,665	$880,950	$(55,715)
99	Long	E-Mini Russell 2000 Index	December 2021	11,113,406	10,893,960	(219,446)
8	Long	MSCI EAFE Index	December 2021	946,991	906,800	(40,191)
9	Long	MSCI Emerging Markets Index	December 2021	584,160	560,520	(23,640)
23	Long	U.S. Treasury 2 Year Notes	December 2021	5,064,219	5,061,258	(2,961)
27	Long	U.S. Treasury 5 Year Notes	December 2021	3,329,438	3,314,039	(15,399)
						$(357,352)
Net Unrealized Appreciation (Depreciation)						$188,070

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Total Return Swap Contracts

					Value
Swap Counterparty	Notional Amount (000's)	Maturity Date	Payments Received (Paid) by Portfolio/Frequency	Total Return Received or Paid by Portfolio/Frequency	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	$499	12/15/2025	3 Month USD LIBOR-BBA plus 35 bps/Monthly	Goldman Sachs U.S. Equity Custom Basket(1)/Monthly	$—	$(20,927)
Goldman Sachs International	2,811	12/15/2025	3 Month USD LIBOR-BBA plus 35 bps/Monthly	Goldman Sachs U.S. Equity Custom Basket(2)/Monthly	—	(117,847)
Citibank N.A.	2,888	02/05/2022	3 Month USD LIBOR-BBA plus 35 bps/Monthly	Russell 1000 Index Value/ Monthly	—	(84,315)
Net Unrealized Appreciation (Depreciation)					$—	$(223,089)

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

(1)  The following list represents the components in the Goldman Sachs U.S. Equity Custom Basket:

Common Stocks	Percentage*	Shares	Value
Waters Corp.	5.4%	76	$27,017
Merck KGaA	5.3	121	26,213
Agilent Technologies, Inc.	5.0	157	24,759
PerkinElmer, Inc.	4.9	141	24,512
Mettler-Toledo International, Inc.	4.9	18	24,220
IQVIA Holdings, Inc.	4.8	100	23,979
Thermo Fisher Scientific, Inc.	4.5	39	22,467
Zoetis, Inc.	4.0	102	19,725
Pfizer, Inc.	3.7	428	18,417
Ipsen SA	3.2	168	16,048
Illumina, Inc.	3.1	38	15,509
Merck & Co., Inc.	2.7	182	13,666
Johnson & Johnson	2.7	84	13,576
Sartorius Stedim Biotech	2.6	23	12,770

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Common Stocks	Percentage*	Shares	Value
GlaxoSmithKline PLC ADR	2.5%	669	$12,643
AstraZeneca PLC ADR	2.5	206	12,383
AbbVie, Inc.	2.4	113	12,191
Perrigo Co. PLC	2.4	248	11,734
Sumitomo Dainippon Pharma Co., Ltd.	2.3	649	11,635
Sanofi	2.3	121	11,609
Viatris, Inc.	2.2	806	10,916
AstraZeneca PLC	2.0	81	9,804
Biogen, Inc.	2.0	34	9,738
Bayer AG	1.9	171	9,275
Taisho Pharmaceutical Holdings Co., Ltd.	1.8	156	9,112
Bristol-Myers Squibb Co.	1.7	147	8,712
CSL, Ltd.	1.7	40	8,373
Gilead Sciences, Inc.	1.5	108	7,569
Teva Pharmaceutical Industries, Ltd. ADR	1.5	764	7,439
Eli Lilly & Co.	1.4	30	7,027
Amgen, Inc.	1.3	31	6,652
Vifor Pharma AG	1.2	44	5,747
Takeda Pharmaceutical Co., Ltd.	1.0	150	4,968
Shionogi & Co., Ltd.	1.0	72	4,930
Eisai Co., Ltd.	0.9	60	4,547
Hisamitsu Pharmaceutical Co., Inc.	0.8	105	4,012
Hikma Pharmaceuticals PLC	0.7	109	3,604
Astellas Pharma, Inc.	0.6	175	2,896
UCB SA	0.5	24	2,653
H. Lundbeck A/S	0.5	93	2,521
Galapagos NV ADR	0.5	48	2,517
Eurofins Scientific SE	0.5	19	2,416
Incyte Corp.	0.3	25	1,741
Grifols SA	0.3	69	1,681
Regeneron Pharmaceuticals, Inc.	0.3	2	1,460
Novartis AG	0.2	13	1,097
Daiichi Sankyo Co., Ltd.	0.2	36	972
Recordati Industria Chimica e Farmaceutica SpA	0.1	10	609
Organon & Co.	0.1	18	597
Orion Oyj, Class B	0.1	11	430
Total components in the Goldman U.S. Equity Custom Basket	100.0%		$499,088

*  Represents the weighting of the component in the custom basket.

(2)  The following list represents the components in the Goldman Sachs U.S. Equity Custom Basket:

Common Stocks	Percentage*	Shares	Value
Waters Corp.	5.4%	426	$152,148
Merck KGaA	5.3	680	147,620
Agilent Technologies, Inc.	5.0	885	139,428
PerkinElmer, Inc.	4.9	797	138,039
Mettler-Toledo International, Inc.	4.9	99	136,393
IQVIA Holdings, Inc.	4.8	564	135,039
Thermo Fisher Scientific, Inc.	4.5	221	126,523
Zoetis, Inc.	4.0	572	111,079
Pfizer, Inc.	3.7	2,411	103,713
Ipsen SA	3.2	946	90,373
Illumina, Inc.	3.1	215	87,336
Merck & Co., Inc.	2.7	1,025	76,961
Johnson & Johnson	2.7	473	76,455
Sartorius Stedim Biotech	2.6	128	71,914
GlaxoSmithKline PLC ADR	2.5	3,768	71,197
AstraZeneca PLC ADR	2.5	1,161	69,732
AbbVie, Inc.	2.4	636	68,656
Perrigo Co. PLC	2.4	1,396	66,079

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Common Stocks	Percentage*	Shares	Value
Sumitomo Dainippon Pharma Co., Ltd.	2.3%	3,655	$65,522
Sanofi	2.3	680	65,373
Viatris, Inc.	2.2	4,537	61,472
AstraZeneca PLC	2.0	458	55,210
Biogen, Inc.	2.0	194	54,838
Bayer AG	1.9	960	52,233
Taisho Pharmaceutical Holdings Co., Ltd.	1.8	876	51,313
Bristol-Myers Squibb Co.	1.7	829	49,064
CSL, Ltd.	1.7	223	47,151
Gilead Sciences, Inc.	1.5	610	42,626
Teva Pharmaceutical Industries, Ltd. ADR	1.5	4,301	41,893
Eli Lilly & Co.	1.4	171	39,570
Amgen, Inc.	1.3	176	37,460
Vifor Pharma AG	1.2	249	32,365
Takeda Pharmaceutical Co., Ltd.	1.0	843	27,976
Shionogi & Co., Ltd.	1.0	404	27,765
Eisai Co., Ltd.	0.9	340	25,604
Hisamitsu Pharmaceutical Co., Inc.	0.8	593	22,595
Hikma Pharmaceuticals PLC	0.7	615	20,295
Astellas Pharma, Inc.	0.6	986	16,310
UCB SA	0.5	133	14,939
H. Lundbeck A/S	0.5	523	14,196
Galapagos NV ADR	0.5	271	14,174
Eurofins Scientific SE	0.5	106	13,603
Incyte Corp.	0.3	143	9,807
Grifols SA	0.3	388	9,464
Regeneron Pharmaceuticals, Inc.	0.3	14	8,221
Novartis AG	0.3	75	6,180
Daiichi Sankyo Co., Ltd.	0.2	205	5,477
Recordati Industria Chimica e Farmaceutica SpA	0.1	59	3,432
Organon & Co.	0.1	102	3,360
Orion Oyj, Class B	0.0	61	2,416
Total components in the Goldman U.S. Equity Custom Basket	100.0%		$2,810,589

*  Represents the weighting of the component in the custom basket.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	GBP	242,900	USD	336,075	12/15/2021	$8,758	$—
	HKD	58,600	USD	7,531	11/17/2021	3	—
						8,761	—
Citibank N.A.	CNH	3,012,600	USD	461,168	11/17/2021	—	(4,548)
	DKK	632,700	USD	101,023	12/15/2021	2,334	—
	USD	583,054	EUR	490,700	12/15/2021	—	(13,811)
	USD	90,483	GBP	65,400	12/15/2021	—	(2,354)
						2,334	(20,713)
Goldman Sachs International	USD	2,072,388	CNH	13,510,200	11/17/2021	16,147	—
	USD	240,655	JPY	26,560,500	11/17/2021	—	(1,935)
						16,147	(1,935)
HSBC Bank USA	CNH	3,031,100	USD	464,049	11/17/2021	—	(4,527)
	USD	583,217	EUR	490,900	12/15/2021	—	(13,741)
	USD	314,771	GBP	227,500	12/15/2021	—	(8,206)
						—	(26,474)

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank	KRW	795,791,700	USD	693,531	11/17/2021	$22,058	$—
	NOK	450,600	USD	51,907	12/15/2021	392	—
	USD	547,467	JPY	60,414,100	11/17/2021	—	(4,479)
	USD	691,383	KRW	806,152,100	11/17/2021	—	(11,168)
	USD	161,737	SGD	218,600	11/17/2021	—	(755)
	USD	116,775	CHF	106,600	12/15/2021	—	(2,182)
	USD	479,146	GBP	346,300	12/15/2021	—	(12,494)
						22,450	(31,078)
Morgan Stanley & Co., Inc.	JPY	85,608,500	USD	775,770	11/17/2021	6,339	—
	USD	80	CAD	100	10/20/2021	—	(1)
						6,339	(1)
NatWest Markets PLC	CHF	781,300	USD	855,975	12/15/2021	16,091	—
	GBP	359,600	USD	497,505	12/15/2021	12,931	—
	SEK	2,050,900	USD	238,772	12/15/2021	4,348	—
	USD	566,520	CNH	3,700,800	11/17/2021	5,585	—
	USD	149,232	EUR	125,600	12/15/2021	—	(3,528)
						38,955	(3,528)
State Street Bank and Trust Co.	USD	249,164	AUD	333,400	10/20/2021	—	(8,117)
	USD	13,447	ILS	43,900	10/20/2021	171	—
	USD	176,765	JPY	19,504,500	11/17/2021	—	(1,463)
	USD	422,260	EUR	355,400	12/15/2021	—	(9,973)
						171	(19,553)
Toronto Dominion Bank	CNH	6,627,900	USD	1,014,542	11/17/2021	—	(10,062)
	HKD	4,924,200	USD	632,843	11/17/2021	213	—
	SGD	529,100	USD	391,476	11/17/2021	1,836	—
						2,049	(10,062)
UBS AG	EUR	777,800	USD	924,104	12/15/2021	21,806	—
	JPY	123,202,600	USD	1,116,527	11/17/2021	9,209	—
	USD	26,823	CAD	33,600	10/20/2021	—	(296)
	USD	274,103	GBP	198,100	12/15/2021	—	(7,156)
						31,015	(7,452)
Westpac Banking Corp.	AUD	971,900	USD	726,414	10/20/2021	23,736	—
	USD	20,038	CAD	25,100	10/20/2021	—	(222)
	USD	572,900	JPY	63,222,200	11/17/2021	—	(4,672)
						23,736	(4,894)
Unrealized Appreciation (Depreciation)						$151,957	$(125,690)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CNH — Yuan Renminbi
DKK — Danish Krone
EUR — Euro Currency
GBP — Pound Sterling
HKD — Hong Kong Dollar
ILS — New Israeli Sheqel
JPY — Japanese Yen
KRW — South Korean Won
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singpore Dollar
USD — United States Dollar

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Oil Companies-Exploration & Production	$20,481	$—		$25	$20,506
Other Industries	128,824,615	39,964,935	**	—	168,789,550
Preferred Securities	1,060	—		—	1,060
Preferred Securities/Capital Securities	—	975,328		—	975,328
Asset Backed Securities	—	4,092,880		96,000	4,188,880
U.S. Convertible Bonds & Notes	—	28,095		—	28,095
U.S. Corporate Bonds & Notes	—	14,668,219		—	14,668,219
Foreign Convertible Bonds & Notes	—	7,635		—	7,635
Foreign Corporate Bonds & Notes	—	1,524,857		—	1,524,857
Loans	—	620,827		—	620,827
Municipal Bonds & Notes	—	107,510		—	107,510
U.S. Government Agencies	—	8,328,029		—	8,328,029
U.S. Government Treasuries	—	3,229,109		—	3,229,109
Exchange-Traded Funds	1,001,827	—		—	1,001,827
Equity Certificates	—	537,273		—	537,273
Escrows and Litigations	—	1,805		2	1,807
Short-Term Investment Securities	—	15,019,651		—	15,019,651
Repurchase Agreements	—	10,412,000		—	10,412,000
Total Investments at Value	$129,847,983	$99,518,153		$96,027	$229,462,163
Other Financial Instruments:†
Futures Contracts	$545,422	$—		$—	$545,422
Forward Foreign Currency Contracts	—	151,957		—	151,957
Total Other Financial Instruments	$545,422	$151,957		$—	$697,379
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$357,352	$—		$—	$357,352
Over the Counter Total Return Swap Contracts	—	223,089		—	223,089
Forward Foreign Currency Contracts	—	125,690		—	125,690
Total Other Financial Instruments	$357,352	$348,779		$—	$706,131

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2). by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited)

Industry Allocation*
Applications Software	13.7%
E-Commerce/Products	13.1
Internet Content-Entertainment	11.6
Web Portals/ISP	7.7
Auto-Cars/Light Trucks	6.0
Computers	4.9
Commercial Services-Finance	4.2
Finance-Credit Card	3.7
Enterprise Software/Service	3.6
E-Commerce/Services	3.0
Retail-Apparel/Shoe	2.0
Computer Software	1.9
Medical-Drugs	1.7
Medical Instruments	1.5
Semiconductor Equipment	1.4
Electronic Components-Semiconductors	1.4
Medical Products	1.4
Medical-HMO	1.2
Internet Content-Information/News	1.0
Medical-Hospitals	0.9
Data Processing/Management	0.9
Transport-Services	0.8
Aerospace/Defense	0.8
Casino Hotels	0.8
Communications Software	0.7
Aerospace/Defense-Equipment	0.7
Retail-Restaurants	0.7
Commercial Services	0.6
Power Converter/Supply Equipment	0.6
Semiconductor Components-Integrated Circuits	0.6
Entertainment Software	0.6
Athletic Footwear	0.6
Diagnostic Equipment	0.5
Internet Application Software	0.5
Registered Investment Companies	0.5
Finance-Investment Banker/Broker	0.4
Medical-Biomedical/Gene	0.4
Retail-Automobile	0.4
Pharmacy Services	0.4
Advertising Services	0.3
Diversified Financial Services	0.3
Finance-Consumer Loans	0.3
Internet Gambling	0.3
Decision Support Software	0.3
Airlines	0.3
Transport-Rail	0.2
Office Automation & Equipment	0.2
Industrial Automated/Robotic	0.1
Recycling	0.1
Auto/Truck Parts & Equipment-Original	0.1
Industrial Gases	0.1
Auto Components	0.1
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 93.7%
Advertising Services — 0.3%
Trade Desk, Inc., Class A†	20,754	$1,459,006
Aerospace/Defense — 0.8%
Teledyne Technologies, Inc.†	8,767	3,766,128
Aerospace/Defense-Equipment — 0.7%
Airbus SE†	24,945	3,275,157
Airlines — 0.3%
Southwest Airlines Co.†	22,983	1,182,016
Applications Software — 13.7%
Intuit, Inc.	18,591	10,030,031
Magic Leap, Inc., Class A†(1)(2)	2,188	26,039
Microsoft Corp.	151,635	42,748,939
Roper Technologies, Inc.	9,645	4,302,924
ServiceNow, Inc.†	9,920	6,172,918
Stripe, Inc., Class B†(1)(2)	10,760	535,525
		63,816,376
Athletic Footwear — 0.6%
NIKE, Inc., Class B	18,346	2,664,390
Auto-Cars/Light Trucks — 0.7%
Ferrari NV	15,608	3,263,945
Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC†	3,128	465,978
Casino Hotels — 0.8%
Las Vegas Sands Corp.†	36,908	1,350,833
Wynn Resorts, Ltd.†	27,358	2,318,590
		3,669,423
Commercial Services — 0.6%
Cintas Corp.	7,739	2,945,928
Commercial Services-Finance — 4.2%
Affirm Holdings, Inc.†	3,640	433,633
Afterpay, Ltd.†	40,752	3,525,502
Global Payments, Inc.	19,715	3,106,690
MarketAxess Holdings, Inc.	1,544	649,545
PayPal Holdings, Inc.†	16,713	4,348,890
S&P Global, Inc.	7,070	3,003,972
Square, Inc., Class A†	5,900	1,415,056
StoneCo, Ltd., Class A†	16,890	586,421
Toast, Inc., Class A†	1,953	97,552
TransUnion	23,052	2,588,970
		19,756,231
Communications Software — 0.7%
Zoom Video Communications, Inc., Class A†	12,557	3,283,656
Computer Software — 1.9%
Datadog, Inc., Class A†	15,792	2,232,199
MongoDB, Inc.†	6,141	2,895,543
SentinelOne, Inc., Class A†	21,200	1,135,684
Snowflake, Inc., Class A†	2,974	899,427
Splunk, Inc.†	12,006	1,737,388
		8,900,241
Computers — 4.9%
Apple, Inc.	162,260	22,959,790
Security Description	Shares	Value (Note 2)
Data Processing/Management — 0.9%
Fiserv, Inc.†	39,167	$4,249,620
Decision Support Software — 0.3%
MSCI, Inc.	2,027	1,233,105
Diagnostic Equipment — 0.5%
Avantor, Inc.†	57,576	2,354,858
Diversified Financial Services — 0.3%
ANT International Co., Ltd., Class C†(1)(2)	249,140	1,342,865
E-Commerce/Products — 13.1%
Alibaba Group Holding, Ltd. ADR†	11,993	1,775,564
Amazon.com, Inc.†	13,498	44,341,470
Coupang, Inc.†	40,244	1,120,795
Farfetch, Ltd., Class A†	47,321	1,773,591
Pinduoduo, Inc. ADR†	9,019	817,753
Sea, Ltd. ADR†	34,327	10,941,045
		60,770,218
E-Commerce/Services — 2.7%
Airbnb, Inc., Class A†	14,200	2,382,050
Booking Holdings, Inc.†	1,241	2,945,973
DoorDash, Inc., Class A†	16,220	3,340,996
Maplebear, Inc. (dba Instacart)† Non-Voting(1)(2)	167	20,875
Maplebear, Inc. (dba Instacart)† Voting(1)(2)	3,211	401,375
Match Group, Inc.†	21,540	3,381,564
		12,472,833
Electronic Components-Semiconductors — 1.4%
Advanced Micro Devices, Inc.†	34,001	3,498,703
NVIDIA Corp.	14,518	3,007,549
		6,506,252
Enterprise Software/Service — 3.6%
Avalara, Inc.†	9,332	1,630,954
Bill.com Holdings, Inc.†	1,636	436,730
Black Knight, Inc.†	26,245	1,889,640
Ceridian HCM Holding, Inc.†	8,304	935,197
Coupa Software, Inc.†	1,738	380,935
Paycom Software, Inc.†	2,497	1,237,888
salesforce.com, Inc.†	23,602	6,401,334
UiPath, Inc., Class A†	53,840	2,832,522
Workday, Inc., Class A†	4,819	1,204,220
		16,949,420
Entertainment Software — 0.6%
Epic Games, Inc.†(1)(2)	1,876	1,660,260
ROBLOX Corp., Class A†	13,821	1,044,177
		2,704,437
Finance-Consumer Loans — 0.3%
SoFi Technologies, Inc.†	82,648	1,312,450
Finance-Credit Card — 3.7%
Mastercard, Inc., Class A	21,080	7,329,094
Visa, Inc., Class A	43,465	9,681,829
		17,010,923

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Investment Banker/Broker — 0.4%
Tradeweb Markets, Inc., Class A	11,192	$904,090
XP, Inc., Class A†	24,904	1,000,393
		1,904,483
Industrial Gases — 0.1%
Linde PLC	1,286	377,287
Internet Application Software — 0.5%
Shopify, Inc., Class A†	1,585	2,148,911
Internet Content-Entertainment — 11.6%
Facebook, Inc., Class A†	81,626	27,703,048
Netflix, Inc.†	15,854	9,676,331
Pinterest, Inc., Class A†	34,677	1,766,793
Snap, Inc., Class A†	141,682	10,466,049
Spotify Technology SA†	19,415	4,374,976
		53,987,197
Internet Content-Information/News — 1.0%
Bright Health Group, Inc.†	25,305	206,489
IAC/InterActiveCorp†	2,319	302,142
Kuaishou Technology†*	5,200	54,990
Meituan, Class B†*	33,700	1,052,340
Tencent Holdings, Ltd.	49,000	2,873,077
Vimeo, Inc.†	10,842	318,429
		4,807,467
Internet Gambling — 0.3%
DraftKings, Inc., Class A†	25,665	1,236,026
Medical Instruments — 1.5%
Intuitive Surgical, Inc.†	6,946	6,905,366
Medical Products — 1.4%
Align Technology, Inc.†	1,536	1,022,100
Stryker Corp.	20,609	5,435,006
		6,457,106
Medical-Biomedical/Gene — 0.4%
Argenx SE ADR†	2,958	893,316
Incyte Corp.†	12,496	859,475
		1,752,791
Medical-Drugs — 1.7%
AstraZeneca PLC ADR	43,860	2,634,231
Eli Lilly & Co.	23,653	5,465,026
		8,099,257
Medical-HMO — 1.2%
Anthem, Inc.	5,053	1,883,759
Humana, Inc.	3,274	1,274,077
UnitedHealth Group, Inc.	6,792	2,653,906
		5,811,742
Medical-Hospitals — 0.9%
HCA Healthcare, Inc.	17,633	4,279,882
Office Automation & Equipment — 0.2%
Zebra Technologies Corp., Class A†	1,697	874,668
Pharmacy Services — 0.4%
Cigna Corp.	8,296	1,660,527
Power Converter/Supply Equipment — 0.6%
Generac Holdings, Inc.†	7,108	2,904,826
Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe — 2.0%
Lululemon Athletica, Inc.†	9,399	$3,803,775
Ross Stores, Inc.	52,060	5,666,731
		9,470,506
Retail-Automobile — 0.4%
Carvana Co.†	5,539	1,670,230
Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	1,731	3,146,127
Semiconductor Components-Integrated Circuits — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	25,714	2,870,968
Semiconductor Equipment — 1.4%
ASML Holding NV	8,977	6,688,852
Transport-Rail — 0.2%
Norfolk Southern Corp.	3,901	933,314
Transport-Services — 0.8%
Didi Global, Inc. Lock-Up Shares†(2)	19,048	563,859
FedEx Corp.	14,989	3,286,938
		3,850,797
Web Portals/ISP — 7.7%
Alphabet, Inc., Class A†	7,274	19,447,184
Alphabet, Inc., Class C†	6,219	16,575,563
		36,022,747
Total Common Stocks (cost $256,111,981)		436,176,323
CONVERTIBLE PREFERRED SECURITIES — 5.9%
Auto Components — 0.1%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	364,563
Auto-Cars/Light Trucks — 5.3%
Aurora Innovation, Inc. Series B†(1)(2)	35,120	680,465
GM Cruise Holdings LLC Class F†(1)(2)	33,800	890,630
GM Cruise Holdings LLC Series G†(1)(2)	17,766	468,134
Rivian Automotive, Inc. Series D†(1)(2)	114,924	8,163,052
Rivian Automotive, Inc. Series E†(1)(2)	166,666	11,838,286
Rivian Automotive, Inc. Series F†(1)(2)	29,620	2,103,908
Waymo LLC Series A-2†(1)(2)	4,915	450,814
		24,595,289
E-Commerce/Services — 0.3%
Maplebear, Inc. (dba Instacart) Series A†(1)(2)	443	55,375
Maplebear, Inc. (dba Instacart) Series G†(1)(2)	6,559	819,875
Maplebear, Inc. (dba Instacart) Series I†(1)(2)	897	112,125
Rappi, Inc. Series E†(1)(2)	9,191	592,113
		1,579,488

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
CONVERTIBLE PREFERRED SECURITIES (continued)
Industrial Automated/Robotic — 0.1%
Nuro, Inc. Series C†(1)(2)	47,284	$617,274
Real Estate Management/Services — 0.0%
WeWork Cos., Inc. Series E†(1)(2)	9,096	67,701
Recycling — 0.1%
Redwood Materials, Inc. Series C†(1)(2)	9,878	468,251
Total Convertible Preferred Securities (cost $9,492,403)		27,692,566
Total Long-Term Investment Securities (cost $265,604,384)		463,868,889
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(3)	2,092,581	2,092,581
T. Rowe Price Government Reserve Fund 0.05%(3)	100	100
Total Short-Term Investment Securities (cost $2,092,681)		2,092,681
TOTAL INVESTMENTS (cost $267,697,065)(4)	100.1%	465,961,570
Liabilities in excess of other assets	(0.1)	(235,855)
NET ASSETS	100.0%	$465,725,715

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2021, the aggregate value of these securities was $1,107,330 representing 0.2% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	249,140	$1,397,675	$1,342,865	$5.39	0.29%
DiDi Global, Inc. Lockup Shares	06/30/2021	19,048	522,414	563,859	29.60	0.12
Epic Games, Inc.	06/18/2020	1,420	816,500
	03/29/2021	456	403,560
		1,876	1,220,060	1,660,260	885.00	0.36
Magic Leap, Inc., Class A	09/21/2021	2,188	1,064,504	26,039	11.90	0.01
Maplebear, Inc. (dba Instacart), Non-Voting Shares	08/07/2020	167	7,738	20,875	125.00	0.00
Maplebear, Inc. (dba Instacart), Voting Shares	08/07/2020	3,211	148,778	401,375	125.00	0.09
Stripe, Inc., Class B	12/17/2019	10,760	168,824	535,525	49.77	0.11
Convertible Preferred Securities
Aurora Innovation, Inc., Series B	03/01/2019	35,120	324,519	680,465	19.38	0.15
GM Cruise Holdings LLC, Class F	05/04/2019	33,800	616,850	890,630	26.35	0.19
GM Cruise Holdings LLC, Class G	01/21/2021	17,766	468,134	468,134	26.35	0.10
Maplebear, Inc. (dba Instacart), Series A	11/18/2020	443	27,028	55,375	125.00	0.01

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities (continued)
Maplebear, Inc. (dba Instacart), Series G	07/02/2020	6,559	$315,435	$819,875	$125.00	0.18%
Maplebear, Inc. (dba Instacart), Series I	02/26/2021	897	112,125	112,125	125.00	0.02
Nuro, Inc., Series C	10/30/2020	31,464	410,750
	03/02/2021	15,820	206,524
		47,284	617,274	617,274	13.05	0.13
Rappi, Inc., Series E	09/08/2020	3,782	225,960
	09/24/2020	5,409	323,166
		9,191	549,126	592,113	64.42	0.13
Redwood Materials, Inc., Series C	05/28/2021	9,878	468,251	468,251	47.40	0.10
Rivian Automotive, Inc., Series D	12/23/2019	114,924	1,234,743	8,163,052	71.03	1.75
Rivian Automotive, Inc., Series E	07/10/2020	166,666	2,581,656	11,838,286	71.03	2.54
Rivian Automotive, Inc., Series F	01/19/2021	29,620	1,091,497	2,103,908	71.03	0.45
Sila Nanotech- nologies, Inc., Series F	01/07/2021	8,833	364,563	364,563	41.27	0.08
Waymo LLC, Series A-2	05/08/2020	4,915	422,037	450,814	91.72	0.10
WeWork Cos., Inc., Series E	06/23/2015	9,096	299,164	67,701	7.44	0.01
				$32,243,364		6.92%

(3)  The rate shown is the 7-day yield as of September 30, 2021.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$63,254,812	$—		$561,564	$63,816,376
Diversified Financial Services	—	—		1,342,865	1,342,865
E-Commerce/Services	12,050,583	—		422,250	12,472,833
Entertainment Software	1,044,177	—		1,660,260	2,704,437
Internet Content-Information/News	4,600,978	206,489		—	4,807,467
Medical-Biomedical/Gene	859,475	893,316		—	1,752,791
Transport-Services	3,286,938	563,859		—	3,850,797
Other Industries	334,647,692	10,781,065	**	—	345,428,757
Convertible Preferred Securities	—	—		27,692,566	27,692,566
Short-Term Investment Securities	2,092,681	—		—	2,092,681
Total Investments at Value	$421,837,336	$12,444,729		$31,679,505	$465,961,570

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2021	$5,034,497	$20,805,041
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	(47,976)
Change in unrealized appreciation (1)	165,304	11,548,623
Change in unrealized depreciation (1)	(1,745,393)	(766,829)
Net Purchases	1,064,504	468,251
Net Sales	—	(1,131,707)
Transfers into Level 3	—	—
Transfers out of Level 3(2)	(531,973)	(3,182,837)
Balance as of September 30, 2021	$3,986,939	$27,692,566

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2021 includes:

Common Stocks	Convertible Preferred Securities
$(1,601,788)	$10,740,322

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2021.

(2)  Private Common and Convertible Preferred Securities were converted to Common Stocks following the Companies' IPO listings. Securities are now valued using Level 1 and 2 inputs.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at September 30, 2021	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$2,082,510	Market Approach	Transaction Price*	$125.0000 - $885.0000 ($730.9023)#
	$26,039	Market Approach	Transaction Price*	$19.2000
			Average Conversion Rate to Common Class A	1.61348 to 1
	$535,525	Market Approach	Transaction Price*	$40.1300
			Gross Profit Multiple*	42.1x
			Discount for Lack of Marketability	10.0%
	$1,342,865	Market Approach	Exchange Rate Utilized HKD to USD	$6.4618
			Sales Multiple*	11.9x
			Earnings Mutilple*	21.2x
			Discount for Lack of Marketability	10.0%
Convertible Preferred Securities	$4,839,154	Market Approach	Transaction Price*	$13.0455 - $125.0000 ($58.6925)#
	$680,465	Market Approach	Expected Conversion Rate for Pending SPAC Acquisition*	$2.1680 for 1
			Discount for Uncertainty	5.0%
			Discount for Illiquidity	5.0%
	$22,105,246	Market Approach	Indicative Price per Pending Capital Raise Terms*	$71.0300
	$67,701	Market Approach	Expected Conversion Ratio for Pending SPAC Acquisition*	$82.7%
			Discount for Uncertainty	5.0%
			Discount for Illiquidity	5.0%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

#  The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited)

Industry Allocation*
Internet Content-Entertainment	8.6%
Applications Software	7.5
E-Commerce/Products	6.9
Computers	6.5
Enterprise Software/Service	5.8
Computer Software	5.8
Web Portals/ISP	5.3
Commercial Services-Finance	4.3
Electronic Components-Semiconductors	3.4
Internet Application Software	2.7
Medical-Biomedical/Gene	2.6
Finance-Credit Card	2.3
Medical Instruments	2.1
Diagnostic Equipment	2.0
E-Commerce/Services	2.0
Exchange-Traded Funds	2.0
Auto-Cars/Light Trucks	1.6
Medical-Drugs	1.5
Semiconductor Equipment	1.5
Retail-Discount	1.4
Electronic Forms	1.2
Communications Software	1.1
Retail-Apparel/Shoe	1.1
Data Processing/Management	1.0
Entertainment Software	1.0
Retail-Restaurants	0.9
Real Estate Investment Trusts	0.9
Registered Investment Companies	0.9
Aerospace/Defense-Equipment	0.9
Internet Content-Information/News	0.9
Medical Products	0.9
Beverages-Non-alcoholic	0.8
Athletic Footwear	0.8
Transport-Rail	0.8
Cosmetics & Toiletries	0.6
Transport-Services	0.6
Retail-Building Products	0.6
Consulting Services	0.5
Finance-Investment Banker/Broker	0.4
Electronic Connectors	0.4
Industrial Gases	0.4
Machinery-Farming	0.4
Aerospace/Defense	0.4
Medical-HMO	0.4
Finance-Other Services	0.3
Cable/Satellite TV	0.3
Semiconductor Components-Integrated Circuits	0.3
Food-Misc./Diversified	0.3
Computer Aided Design	0.3
Coatings/Paint	0.3
Chemicals-Specialty	0.3
Auto/Truck Parts & Equipment-Original	0.3
Computer Services	0.2
Patient Monitoring Equipment	0.2
Investment Management/Advisor Services	0.2
Food-Confectionery	0.2
Theaters	0.2
Insurance Brokers	0.2
Building Products-Cement	0.2
Therapeutics	0.1
Apparel Manufacturers	0.1%
Distribution/Wholesale	0.1
Schools	0.1
Medical Labs & Testing Services	0.1
Electronic Measurement Instruments	0.1
Electric-Integrated	0.1
Gold Mining	0.1
Diversified Manufacturing Operations	0.1
Banks-Commercial	0.1
Drug Delivery Systems	0.1
Diagnostic Kits	0.1
Cellular Telecom	0.1
Decision Support Software	0.1
Machinery-Construction & Mining	0.1
Retail-Auto Parts	0.1
Computer Data Security	0.1
Respiratory Products	0.1
Electric Products-Misc.	0.1
Medical-Outpatient/Home Medical	0.1
Transport-Truck	0.1
Insurance-Property/Casualty	0.1
Chemicals-Diversified	0.1
Instruments-Controls	0.1
Commercial Services	0.1
Consumer Products-Misc.	0.1
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.2%
Aerospace/Defense — 0.4%
Boeing Co.†	6,720	$1,477,997
Lockheed Martin Corp.	1,046	360,975
Teledyne Technologies, Inc.†	211	90,641
TransDigm Group, Inc.†	290	181,125
		2,110,738
Aerospace/Defense-Equipment — 0.9%
HEICO Corp., Class A	39,764	4,709,250
L3Harris Technologies, Inc.	1,057	232,794
		4,942,044
Apparel Manufacturers — 0.1%
PVH Corp.†	7,310	751,395
Applications Software — 7.5%
Intuit, Inc.	2,522	1,360,644
Microsoft Corp.	120,732	34,036,766
PTC, Inc.†	975	116,795
Roper Technologies, Inc.	525	234,218
ServiceNow, Inc.†	10,408	6,476,586
		42,225,009
Athletic Footwear — 0.8%
NIKE, Inc., Class B	30,429	4,419,204
Auto-Cars/Light Trucks — 1.6%
Tesla, Inc.†	11,641	9,027,363
Auto-Heavy Duty Trucks — 0.0%
Cummins, Inc.	570	127,999
Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC†	10,097	1,504,150
Banks-Commercial — 0.1%
First Republic Bank	862	166,263
SVB Financial Group†	541	349,962
		516,225
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	46,385	2,433,821
Monster Beverage Corp.†	16,694	1,482,928
PepsiCo, Inc.	5,358	805,897
		4,722,646
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	843	56,489
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	725	64,829
Building Products-Air & Heating — 0.0%
Carrier Global Corp.	5,126	265,322
Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	2,294	783,814
Vulcan Materials Co.	514	86,948
		870,762
Building Products-Wood — 0.0%
Masco Corp.	1,004	55,772
Building-Maintenance & Services — 0.0%
Rollins, Inc.	2,089	73,804
Security Description	Shares	Value (Note 2)
Building-Residential/Commercial — 0.0%
D.R. Horton, Inc.	1,805	$151,566
PulteGroup, Inc.	1,222	56,114
		207,680
Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	1,171	851,973
Comcast Corp., Class A	18,601	1,040,354
		1,892,327
Casino Services — 0.0%
Caesars Entertainment, Inc.†	1,143	128,336
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	3,735	477,184
Chemicals-Diversified — 0.1%
Dow, Inc.	3,373	194,150
FMC Corp.	1,188	108,773
		302,923
Chemicals-Specialty — 0.3%
Albemarle Corp.	1,079	236,268
Danimer Scientific, Inc.†	14,067	229,855
Ecolab, Inc.	5,714	1,192,055
		1,658,178
Coatings/Paint — 0.3%
Sherwin-Williams Co.	5,940	1,661,596
Commercial Services — 0.1%
Cintas Corp.	533	202,892
Quanta Services, Inc.	745	84,796
		287,688
Commercial Services-Finance — 4.3%
Adyen NV†*	1,131	3,144,814
Affirm Holdings, Inc.†	4,744	565,153
Automatic Data Processing, Inc.	1,874	374,650
Dlocal, Ltd.†	6,617	361,024
Equifax, Inc.	562	142,422
FleetCor Technologies, Inc.†	328	85,697
IHS Markit, Ltd.	2,391	278,838
MarketAxess Holdings, Inc.	351	147,662
Moody's Corp.	1,077	382,454
PayPal Holdings, Inc.†	28,678	7,462,302
S&P Global, Inc.	2,224	944,955
Square, Inc., Class A†	40,870	9,802,261
Toast, Inc., Class A†	7,856	392,407
		24,084,639
Communications Software — 1.1%
Zoom Video Communications, Inc., Class A†	23,587	6,168,000
Computer Aided Design — 0.3%
ANSYS, Inc.†	805	274,062
Autodesk, Inc.†	2,031	579,180
Cadence Design Systems, Inc.†	2,555	386,929
Synopsys, Inc.†	1,408	421,570
		1,661,741

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Data Security — 0.1%
Fortinet, Inc.†	1,251	$365,342
Computer Services — 0.2%
Accenture PLC, Class A	3,278	1,048,698
Cognizant Technology Solutions Corp., Class A	2,474	183,595
		1,232,293
Computer Software — 5.8%
Akamai Technologies, Inc.†	962	100,615
Citrix Systems, Inc.	745	79,991
Datadog, Inc., Class A†	35,802	5,060,613
Snowflake, Inc., Class A†	39,262	11,874,007
Splunk, Inc.†	15,016	2,172,965
Twilio, Inc., Class A†	26,755	8,536,183
ZoomInfo Technologies, Inc., Class A†	81,169	4,966,731
		32,791,105
Computers — 6.5%
Apple, Inc.	258,280	36,546,620
Consulting Services — 0.5%
Gartner, Inc.†	409	124,287
Verisk Analytics, Inc.	12,877	2,578,877
		2,703,164
Consumer Products-Misc. — 0.1%
Clorox Co.	759	125,698
Kimberly-Clark Corp.	1,181	156,412
		282,110
Containers-Metal/Glass — 0.0%
Ball Corp.	1,929	173,552
Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	913	50,023
Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	4,048	305,948
Estee Lauder Cos., Inc., Class A	5,676	1,702,403
Procter & Gamble Co.	10,754	1,503,409
		3,511,760
Data Processing/Management — 1.0%
Broadridge Financial Solutions, Inc.	536	89,319
DocuSign, Inc.†	11,512	2,963,534
Fidelity National Information Services, Inc.	15,579	1,895,653
Fiserv, Inc.†	3,741	405,898
Jack Henry & Associates, Inc.	329	53,976
Paychex, Inc.	1,567	176,209
		5,584,589
Decision Support Software — 0.1%
MSCI, Inc.	761	462,947
Diagnostic Equipment — 2.0%
10X Genomics, Inc., Class A†	3,395	494,244
Adaptive Biotechnologies Corp.†	19,861	675,075
Danaher Corp.	26,851	8,174,519
PerkinElmer, Inc.	1,035	179,355
Thermo Fisher Scientific, Inc.	3,631	2,074,499
		11,597,692
Security Description	Shares	Value (Note 2)
Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	785	$488,191
Dialysis Centers — 0.0%
DaVita, Inc.†	619	71,965
Disposable Medical Products — 0.0%
Teleflex, Inc.	203	76,440
Distribution/Wholesale — 0.1%
Copart, Inc.†	1,965	272,585
Fastenal Co.	3,979	205,356
Pool Corp.	370	160,731
WW Grainger, Inc.	246	96,693
		735,365
Diversified Manufacturing Operations — 0.1%
Illinois Tool Works, Inc.	1,164	240,517
Parker-Hannifin Corp.	619	173,085
Trane Technologies PLC	1,009	174,204
		587,806
Drug Delivery Systems — 0.1%
DexCom, Inc.†	893	488,346
E-Commerce/Products — 6.9%
Amazon.com, Inc.†	8,369	27,492,500
Chewy, Inc., Class A†	23,559	1,604,604
eBay, Inc.	6,000	418,020
Etsy, Inc.†	7,917	1,646,419
Farfetch, Ltd., Class A†	90,183	3,380,059
Wayfair, Inc., Class A†	16,934	4,326,806
		38,868,408
E-Commerce/Services — 2.0%
Airbnb, Inc., Class A†	18,824	3,157,726
Booking Holdings, Inc.†	144	341,837
Expedia Group, Inc.†	483	79,164
Match Group, Inc.†	20,655	3,242,629
Uber Technologies, Inc.†	105,768	4,738,406
		11,559,762
E-Services/Consulting — 0.0%
CDW Corp.	558	101,567
Electric Products-Misc. — 0.1%
AMETEK, Inc.	1,046	129,715
Emerson Electric Co.	2,207	207,899
		337,614
Electric-Integrated — 0.1%
AES Corp.	2,337	53,353
NextEra Energy, Inc.	7,786	611,357
		664,710
Electronic Components-Misc. — 0.0%
Garmin, Ltd.	785	122,036
Electronic Components-Semiconductors — 3.4%
Advanced Micro Devices, Inc.†	11,195	1,151,965
Broadcom, Inc.	2,575	1,248,695
IPG Photonics Corp.†	149	23,602
Marvell Technology, Inc.	59,586	3,593,632
Microchip Technology, Inc.	1,821	279,505
Monolithic Power Systems, Inc.	398	192,903
NVIDIA Corp.	53,347	11,051,364

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
Qorvo, Inc.†	1,026	$171,537
Skyworks Solutions, Inc.	793	130,671
Texas Instruments, Inc.	4,516	868,020
Xilinx, Inc.	2,284	344,861
		19,056,755
Electronic Connectors — 0.4%
Amphenol Corp., Class A	27,459	2,010,823
TE Connectivity, Ltd.	1,150	157,803
		2,168,626
Electronic Forms — 1.2%
Adobe, Inc.†	11,927	6,866,612
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	2,017	317,738
Keysight Technologies, Inc.†	969	159,197
Trimble, Inc.†	2,322	190,984
		667,919
Electronic Security Devices — 0.0%
Allegion PLC	348	45,999
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	1,243	186,413
Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	746	98,867
Enterprise Software/Service — 5.8%
Atlassian Corp. PLC, Class A†	4,728	1,850,634
Avalara, Inc.†	12,246	2,140,233
Bill.com Holdings, Inc.†	5,553	1,482,373
Ceridian HCM Holding, Inc.†	734	82,663
Coupa Software, Inc.†	13,391	2,935,039
HubSpot, Inc.†	3,505	2,369,696
Oracle Corp.	8,362	728,581
Paycom Software, Inc.†	444	220,113
Qualtrics International, Inc.† Class A	23,682	1,012,169
salesforce.com, Inc.†	8,967	2,432,030
Tyler Technologies, Inc.†	377	172,911
UiPath, Inc., Class A†	7,815	411,147
Veeva Systems, Inc., Class A†	35,339	10,183,640
Workday, Inc., Class A†	27,438	6,856,482
		32,877,711
Entertainment Software — 1.0%
Activision Blizzard, Inc.	4,235	327,747
Electronic Arts, Inc.	1,418	201,711
ROBLOX Corp., Class A†	63,639	4,807,926
Take-Two Interactive Software, Inc.†	1,075	165,625
		5,503,009
Finance-Credit Card — 2.3%
Mastercard, Inc., Class A	20,696	7,195,585
Visa, Inc., Class A	25,736	5,732,694
		12,928,279
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	30,614	2,229,924
Security Description	Shares	Value (Note 2)
Finance-Other Services — 0.3%
Cboe Global Markets, Inc.	502	$62,178
Coinbase Global, Inc., Class A†	3,824	869,884
Intercontinental Exchange, Inc.	7,703	884,458
Nasdaq, Inc.	702	135,500
		1,952,020
Food-Confectionery — 0.2%
Hershey Co.	550	93,088
Mondelez International, Inc., Class A	15,736	915,520
		1,008,608
Food-Misc./Diversified — 0.3%
Lamb Weston Holdings, Inc.	496	30,440
McCormick & Co., Inc.	20,834	1,688,179
		1,718,619
Gold Mining — 0.1%
Newmont Corp.	4,057	220,295
Royal Gold, Inc.	4,277	408,411
		628,706
Hotels/Motels — 0.0%
Hilton Worldwide Holdings, Inc.†	952	125,769
Independent Power Producers — 0.0%
NRG Energy, Inc.	1,333	54,426
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	600	176,424
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	940	240,743
Linde PLC	6,483	1,901,983
		2,142,726
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	213	293,378
Instruments-Scientific — 0.0%
Waters Corp.†	312	111,478
Insurance Brokers — 0.2%
Aon PLC, Class A	1,083	309,489
Arthur J. Gallagher & Co.	821	122,041
Brown & Brown, Inc.	2,157	119,606
Marsh & McLennan Cos., Inc.	2,291	346,926
		898,062
Insurance-Property/Casualty — 0.1%
Progressive Corp.	3,457	312,478
Internet Application Software — 2.7%
Okta, Inc.†	16,727	3,969,986
Shopify, Inc., Class A†	8,186	11,098,415
		15,068,401
Internet Content-Entertainment — 8.6%
Facebook, Inc., Class A†	54,217	18,400,708
Netflix, Inc.†	11,464	6,996,938
Pinterest, Inc., Class A†	34,234	1,744,222
Snap, Inc., Class A†	112,974	8,345,390
Spotify Technology SA†	12,942	2,916,350
Twitter, Inc.†	171,057	10,330,132
		48,733,740

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Content-Information/News — 0.9%
IAC/InterActiveCorp†	27,323	$3,559,914
Vimeo, Inc.†	43,923	1,290,018
		4,849,932
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	245	48,701
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	924	774,922
T. Rowe Price Group, Inc.	1,257	247,252
		1,022,174
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	2,375	455,929
Machinery-Farming — 0.4%
Deere & Co.	6,383	2,138,752
Machinery-General Industrial — 0.0%
IDEX Corp.	316	65,396
Otis Worldwide Corp.	2,048	168,510
		233,906
Machinery-Pumps — 0.0%
Xylem, Inc.	765	94,615
Medical Information Systems — 0.0%
Cerner Corp.	1,173	82,720
Medical Instruments — 2.1%
Bio-Techne Corp.	359	173,961
Boston Scientific Corp.†	37,338	1,620,096
Edwards Lifesciences Corp.†	3,279	371,215
Intuitive Surgical, Inc.†	9,921	9,862,962
		12,028,234
Medical Labs & Testing Services — 0.1%
Catalent, Inc.†	1,572	209,186
Charles River Laboratories International, Inc.†	465	191,892
IQVIA Holdings, Inc.†	1,132	271,159
		672,237
Medical Products — 0.9%
Abbott Laboratories	9,654	1,140,427
ABIOMED, Inc.†	419	136,393
Align Technology, Inc.†	678	451,161
Cooper Cos., Inc.	186	76,876
Hologic, Inc.†	1,685	124,370
STERIS PLC	525	107,247
Stryker Corp.	1,518	400,327
West Pharmaceutical Services, Inc.	5,674	2,408,840
		4,845,641
Medical-Biomedical/Gene — 2.6%
Alnylam Pharmaceuticals, Inc.†	3,923	740,702
Amgen, Inc.	2,621	557,356
Bio-Rad Laboratories, Inc., Class A†	198	147,698
Biogen, Inc.†	729	206,300
BioMarin Pharmaceutical, Inc.†	8,831	682,548
Genmab A/S ADR†	23,598	1,031,232
Guardant Health, Inc.†	7,003	875,445
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Illumina, Inc.†	4,168	$1,690,582
Incyte Corp.†	1,091	75,039
Moderna, Inc.†	4,955	1,906,981
Regeneron Pharmaceuticals, Inc.†	970	587,025
Royalty Pharma PLC, Class A	119,673	4,324,982
Seagen, Inc.†	7,819	1,327,666
Vertex Pharmaceuticals, Inc.†	2,394	434,248
		14,587,804
Medical-Drugs — 1.5%
AbbVie, Inc.	12,070	1,301,991
Bristol-Myers Squibb Co.	10,665	631,048
Eli Lilly & Co.	15,623	3,609,694
Johnson & Johnson	9,719	1,569,618
Merck & Co., Inc.	11,215	842,359
Organon & Co.	1,123	36,823
Zoetis, Inc.	3,193	619,889
		8,611,422
Medical-HMO — 0.4%
Humana, Inc.	617	240,106
UnitedHealth Group, Inc.	4,525	1,768,098
		2,008,204
Medical-Outpatient/Home Medical — 0.1%
American Well Corp., Class A†	36,711	334,437
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	8,401	273,285
Networking Products — 0.0%
Arista Networks, Inc.†	517	177,662
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc.	1,395	208,357
Office Automation & Equipment — 0.0%
Zebra Technologies Corp., Class A†	360	185,551
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	321	66,514
Oil Companies-Exploration & Production — 0.0%
Hess Corp.	1,348	105,292
Patient Monitoring Equipment — 0.2%
Insulet Corp.†	4,248	1,207,409
Power Converter/Supply Equipment — 0.0%
Generac Holdings, Inc.†	583	238,255
Racetracks — 0.0%
Penn National Gaming, Inc.†	868	62,895
Real Estate Investment Trusts — 0.9%
American Tower Corp.	8,568	2,274,033
Crown Castle International Corp.	2,393	414,755
Duke Realty Corp.	1,432	68,550
Equinix, Inc.	2,272	1,795,175
Extra Space Storage, Inc.	593	99,618
Public Storage	605	179,746
SBA Communications Corp.	657	217,184
		5,049,061
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	668	234,421

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Respiratory Products — 0.1%
ResMed, Inc.	1,343	$353,948
Retail-Apparel/Shoe — 1.1%
Lululemon Athletica, Inc.†	10,005	4,049,024
Ross Stores, Inc.	19,205	2,090,464
		6,139,488
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	111	188,477
O'Reilly Automotive, Inc.†	433	264,589
		453,066
Retail-Building Products — 0.6%
Home Depot, Inc.	7,066	2,319,485
Lowe's Cos., Inc.	4,632	939,648
		3,259,133
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,040	109,938
Retail-Discount — 1.4%
Costco Wholesale Corp.	12,062	5,420,060
Dollar General Corp.	2,180	462,465
Target Corp.	3,014	689,513
Walmart, Inc.	8,274	1,153,230
		7,725,268
Retail-Gardening Products — 0.0%
Tractor Supply Co.	1,055	213,754
Retail-Misc./Diversified — 0.0%
Bath & Body Works, Inc.	1,368	86,225
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	258	93,117
Retail-Restaurants — 0.9%
Chipotle Mexican Grill, Inc.†	907	1,648,491
Domino's Pizza, Inc.	340	162,166
McDonald's Corp.	10,663	2,570,956
Starbucks Corp.	6,312	696,277
Yum! Brands, Inc.	1,173	143,469
		5,221,359
Schools — 0.1%
Chegg, Inc.†	10,534	716,523
Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	2,135	357,570
NXP Semiconductors NV	127	24,875
QUALCOMM, Inc.	10,411	1,342,811
		1,725,256
Semiconductor Equipment — 1.5%
Applied Materials, Inc.	8,436	1,085,967
ASML Holding NV	8,066	6,010,057
KLA Corp.	1,410	471,659
Lam Research Corp.	1,315	748,432
Teradyne, Inc.	1,523	166,266
		8,482,381
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,518	125,341
Security Description	Shares	Value (Note 2)
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	3,334	$121,658
Theaters — 0.2%
Live Nation Entertainment, Inc.†	10,652	970,717
Therapeutics — 0.1%
Sarepta Therapeutics, Inc.†	8,776	811,604
Transport-Rail — 0.8%
CSX Corp.	10,820	321,787
Kansas City Southern	428	115,834
Norfolk Southern Corp.	1,026	245,470
Union Pacific Corp.	18,306	3,588,159
		4,271,250
Transport-Services — 0.6%
Expeditors International of Washington, Inc.	1,019	121,394
FedEx Corp.	1,453	318,628
United Parcel Service, Inc., Class B	15,934	2,901,581
		3,341,603
Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	458	76,587
Old Dominion Freight Line, Inc.	866	247,658
		324,245
Water — 0.0%
American Water Works Co., Inc.	838	141,656
Web Hosting/Design — 0.0%
VeriSign, Inc.†	377	77,289
Web Portals/ISP — 5.3%
Alphabet, Inc., Class A†	6,379	17,054,384
Alphabet, Inc., Class C†	4,801	12,796,153
		29,850,537
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	703	163,321
Total Common Stocks (cost $340,301,358)		550,124,486
EXCHANGE-TRADED FUNDS — 2.0%
iShares S&P 500 Growth ETF	32,200	2,379,902
SPDR Portfolio S&P 500 Growth ETF	136,470	8,736,809
Total Exchange-Traded Funds (cost $10,477,277)		11,116,711
OPTIONS — PURCHASED†(1) — 0.0%
Over the Counter Call Options on Currency Contracts (cost $932,896)	176,607,482	196,804
Total Long-Term Investment Securities (cost $351,711,531)		561,438,001
SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(2)	3,128,099	3,128,099

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Registered Investment Companies (continued)
State Street Institutional U.S. Government Money Market Fund, Administration Class(2) 0.01%	1,880,023	$1,880,023
		5,008,122
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.05% due 04/21/2022(3)	$100,000	99,973
0.07% due 03/24/2022(3)	90,000	89,981
		189,954
Total Short-Term Investment Securities (cost $5,198,064)		5,198,076
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 09/30/2021, to be repurchased 10/01/2021 in the amount of $241,000 and collateralized by $228,900 of United States Treasury Bonds, bearing interest at 2.38% due 11/15/2049 and having an approximate value of $245,907 (cost $241,000)	241,000	241,000
TOTAL INVESTMENTS (cost $357,150,595)(4)	100.1%	566,877,077
Liabilities in excess of other assets	(0.1)	(594,093)
NET ASSETS	100.0%	$566,282,984

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2021, the aggregate value of these securities was $3,144,814 representing 0.6% of net assets.

(1)  Options — Purchased

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.6410 CNY per $1 USD	BNP Paribas SA	November 2021	CNY	7.64	$33,483	$181,836	$67	$(181,769)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.4494 CNY per $1 USD	BNP Paribas SA	January 2022	CNY	7.45	37,648	200,963	3,237	(197,726)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.5700 CNY per $1 USD	Goldman Sachs International	March 2022	CNY	7.57	32,582	161,839	12,577	(149,262)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.28	41,678	194,169	105,611	(88,558)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.38	12,060	63,979	25,869	(38,110)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3100 CNY per $1 USD	JPMorgan Chase Bank	August 2022	CNY	7.31	19,156	130,110	49,443	(80,667)
						$932,896	$196,804	$(736,092)

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

(2)  The rate shown is the 7-day yield as of September 30, 2021.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CNY — Chinese Yuan

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3	Long	S&P 500 E-Mini Index	December 2021	$665,240	$644,663	$(20,577)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$546,979,672	$3,144,814	**	$—	$550,124,486
Exchange-Traded Funds	11,116,711	—		—	11,116,711
Options — Purchased	—	196,804		—	196,804
Short-Term Investment Securities:
Registered Investment Companies	5,008,122	—		—	5,008,122
U.S. Government Treasuries	—	189,954		—	189,954
Repurchase Agreements	—	241,000		—	241,000
Total Investments at Value	$563,104,505	$3,772,572		$—	$566,877,077
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$20,577	$—		$—	$20,577

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited)

Industry Allocation*
Medical-Drugs	7.3%
Diversified Banking Institutions	6.7
Electric-Integrated	4.3
Aerospace/Defense	3.3
Insurance-Multi-line	3.3
Insurance-Property/Casualty	3.2
Medical Instruments	2.9
Real Estate Investment Trusts	2.7
Medical-HMO	2.7
Networking Products	2.5
Electronic Components-Semiconductors	2.3
Banks-Super Regional	2.2
Banks-Commercial	2.2
Oil Companies-Integrated	2.2
Telephone-Integrated	2.0
Cosmetics & Toiletries	1.8
Retail-Discount	1.5
Banks-Fiduciary	1.5
Oil Companies-Exploration & Production	1.5
Beverages-Non-alcoholic	1.5
Diversified Manufacturing Operations	1.3
Pharmacy Services	1.2
Drug Delivery Systems	1.2
Commercial Services-Finance	1.1
Exchange-Traded Funds	1.1
Chemicals-Diversified	1.1
Cable/Satellite TV	1.1
Food-Confectionery	1.1
Investment Management/Advisor Services	1.1
Medical Products	1.0
Multimedia	1.0
Finance-Credit Card	0.9
Computer Services	0.9
Containers-Paper/Plastic	0.9
Internet Infrastructure Software	0.9
Electric Products-Misc.	0.8
Food-Misc./Diversified	0.7
Insurance-Life/Health	0.7
Electronic Components-Misc.	0.7
Semiconductor Components-Integrated Circuits	0.6
Building Products-Air & Heating	0.6
E-Commerce/Services	0.6
Medical Information Systems	0.6
Data Processing/Management	0.6
Retail-Major Department Stores	0.6
Retail-Auto Parts	0.6
Oil Refining & Marketing	0.6
Building-Residential/Commercial	0.6
Auto/Truck Parts & Equipment-Original	0.5
Transport-Rail	0.5
Medical-Biomedical/Gene	0.5
Transport-Truck	0.5
Real Estate Management/Services	0.5
Aerospace/Defense-Equipment	0.5
Electric-Distribution	0.5
Telecom Equipment-Fiber Optics	0.5
Oil-Field Services	0.5
Machinery-General Industrial	0.5
Tobacco	0.5
Consumer Products-Misc.	0.4
Private Equity	0.4
Airlines	0.4
Auto-Cars/Light Trucks	0.4%
Medical Labs & Testing Services	0.4
Retail-Restaurants	0.4
Coatings/Paint	0.4
Medical-Hospitals	0.4
Medical-Wholesale Drug Distribution	0.4
Enterprise Software/Service	0.4
Repurchase Agreements	0.4
Food-Retail	0.3
Building & Construction Products-Misc.	0.3
Web Portals/ISP	0.3
Electronic Connectors	0.3
Software Tools	0.3
Non-Hazardous Waste Disposal	0.3
Semiconductor Equipment	0.3
Paper & Related Products	0.3
Instruments-Controls	0.3
Retail-Building Products	0.3
Insurance Brokers	0.2
Finance-Other Services	0.2
Finance-Investment Banker/Broker	0.2
Industrial Gases	0.2
Food-Catering	0.2
Pipelines	0.2
Food-Dairy Products	0.2
Transport-Services	0.2
Athletic Footwear	0.1
Hotels/Motels	0.1
Diagnostic Equipment	0.1
Chemicals-Specialty	0.1
Apparel Manufacturers	0.1
Machinery-Construction & Mining	0.1
Machinery-Pumps	0.1
Computers-Memory Devices	0.1
Electronic Measurement Instruments	0.1
Computers	0.1
Cruise Lines	0.1
Auto-Heavy Duty Trucks	0.1
Brewery	0.1
Retail-Apparel/Shoe	0.1
Entertainment Software	0.1
Food-Wholesale/Distribution	0.1
Tools-Hand Held	0.1
Casino Hotels	0.1
Food-Meat Products	0.1
Building Products-Cement	0.1
Retail-Drug Store	0.1
Agricultural Operations	0.1
Agricultural Biotech	0.1
Broadcast Services/Program	0.1
Advertising Agencies	0.1
Steel-Producers	0.1
Finance-Consumer Loans	0.1
Distribution/Wholesale	0.1
Commercial Services	0.1
Agricultural Chemicals	0.1
Machinery-Farming	0.1
99.4%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.9%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	6,066	$222,440
Omnicom Group, Inc.	3,305	239,481
		461,921
Aerospace/Defense — 3.3%
Boeing Co.†	8,491	1,867,511
General Dynamics Corp.	39,247	7,693,589
Lockheed Martin Corp.	12,287	4,240,244
Northrop Grumman Corp.	2,319	835,188
Raytheon Technologies Corp.	130,415	11,210,473
Teledyne Technologies, Inc.†	366	157,226
TransDigm Group, Inc.†	323	201,736
		26,205,967
Aerospace/Defense-Equipment — 0.5%
Howmet Aerospace, Inc.	5,949	185,609
L3Harris Technologies, Inc.	16,882	3,718,091
		3,903,700
Agricultural Biotech — 0.1%
Corteva, Inc.	11,315	476,135
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	3,315	185,043
Mosaic Co.	5,328	190,316
		375,359
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	8,621	517,346
Airlines — 0.4%
Alaska Air Group, Inc.†	1,930	113,098
American Airlines Group, Inc.†	9,978	204,748
Delta Air Lines, Inc.†	9,862	420,220
Southwest Airlines Co.†	43,253	2,224,502
United Airlines Holdings, Inc.†	4,988	237,279
		3,199,847
Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	5,381	92,338
PVH Corp.†	1,100	113,069
Ralph Lauren Corp.	749	83,169
Tapestry, Inc.	4,297	159,075
Under Armour, Inc., Class A†	2,907	58,663
Under Armour, Inc., Class C†	3,212	56,274
VF Corp.	5,023	336,491
		899,079
Appliances — 0.0%
Whirlpool Corp.	967	197,133
Applications Software — 0.0%
Roper Technologies, Inc.	747	333,259
Athletic Footwear — 0.1%
NIKE, Inc., Class B	7,091	1,029,826
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.†	60,473	856,297
General Motors Co.†	22,373	1,179,281
Honda Motor Co., Ltd ADR	37,816	1,159,817
		3,195,395
Security Description	Shares	Value (Note 2)
Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	1,262	$283,395
PACCAR, Inc.	5,350	422,222
		705,617
Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC†	1,376	204,983
BorgWarner, Inc.	3,695	159,661
Gentex Corp.	116,769	3,851,041
		4,215,685
Banks-Commercial — 2.2%
Citizens Financial Group, Inc.	6,567	308,518
First Republic Bank	1,277	246,308
M&T Bank Corp.	30,222	4,513,353
Regions Financial Corp.	14,711	313,491
Truist Financial Corp.	201,207	11,800,791
Zions Bancorp NA	2,497	154,539
		17,337,000
Banks-Fiduciary — 1.5%
Bank of New York Mellon Corp.	162,820	8,440,589
Northern Trust Corp.	29,012	3,127,783
State Street Corp.	5,636	477,482
		12,045,854
Banks-Super Regional — 2.2%
Comerica, Inc.	2,064	166,152
Fifth Third Bancorp	10,645	451,774
Huntington Bancshares, Inc.	22,756	351,808
KeyCorp	14,739	318,657
PNC Financial Services Group, Inc.	32,922	6,440,860
US Bancorp	118,948	7,070,269
Wells Fargo & Co.	63,285	2,937,057
		17,736,577
Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	38,917	2,041,975
Keurig Dr Pepper, Inc.	96,827	3,307,610
PepsiCo, Inc.	41,277	6,208,474
		11,558,059
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,408	94,350
Brewery — 0.1%
Constellation Brands, Inc., Class A	2,593	546,319
Molson Coors Beverage Co., Class B	2,903	134,641
		680,960
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	2,606	66,140
Discovery, Inc., Class C†	4,681	113,608
Fox Corp., Class A	4,984	199,908
Fox Corp., Class B	2,286	84,857
		464,513
Building & Construction Products-Misc. — 0.3%
Fortune Brands Home & Security, Inc.	29,302	2,620,185
Building Products-Air & Heating — 0.6%
Carrier Global Corp.	4,814	249,172

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Air & Heating (continued)
Johnson Controls International PLC	68,172	$4,641,150
		4,890,322
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	961	328,354
Vulcan Materials Co.	1,186	200,624
		528,978
Building Products-Wood — 0.0%
Masco Corp.	2,133	118,488
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	2,009	168,696
Lennar Corp., Class A	41,771	3,913,107
NVR, Inc.†	54	258,881
PulteGroup, Inc.	1,960	90,003
		4,430,687
Cable/Satellite TV — 1.1%
Comcast Corp., Class A	154,601	8,646,834
DISH Network Corp., Class A†	3,836	166,713
		8,813,547
Casino Hotels — 0.1%
Las Vegas Sands Corp.†	5,298	193,907
MGM Resorts International	6,164	265,977
Wynn Resorts, Ltd.†	1,622	137,464
		597,348
Casino Services — 0.0%
Caesars Entertainment, Inc.†	1,382	155,171
Cellular Telecom — 0.0%
T-Mobile US, Inc.†	2,802	357,984
Chemicals-Diversified — 1.1%
Celanese Corp.	28,559	4,302,128
Dow, Inc.	5,862	337,417
DuPont de Nemours, Inc.	8,061	548,067
Eastman Chemical Co.	2,092	210,748
FMC Corp.	27,582	2,525,408
LyondellBasell Industries NV, Class A	4,073	382,251
PPG Industries, Inc.	3,658	523,131
		8,829,150
Chemicals-Specialty — 0.1%
Ecolab, Inc.	2,071	432,052
International Flavors & Fragrances, Inc.	3,838	513,217
		945,269
Coatings/Paint — 0.4%
Axalta Coating Systems, Ltd.†	92,587	2,702,614
Sherwin-Williams Co.	1,157	323,648
		3,026,262
Commercial Services — 0.1%
Cintas Corp.	458	174,342
Nielsen Holdings PLC	5,529	106,102
Quanta Services, Inc.	901	102,552
		382,996
Security Description	Shares	Value (Note 2)
Commercial Services-Finance — 1.1%
Automatic Data Processing, Inc.	16,679	$3,334,466
Equifax, Inc.	939	237,961
FleetCor Technologies, Inc.†	726	189,682
Global Payments, Inc.	29,954	4,720,151
IHS Markit, Ltd.	2,150	250,733
Moody's Corp.	699	248,222
		8,981,215
Computer Services — 0.9%
Accenture PLC, Class A	4,300	1,375,656
Amdocs, Ltd.	39,671	3,003,491
Cognizant Technology Solutions Corp., Class A	3,969	294,540
DXC Technology Co.†	3,882	130,474
International Business Machines Corp.	13,814	1,919,179
Leidos Holdings, Inc.	2,182	209,756
		6,933,096
Computer Software — 0.0%
Akamai Technologies, Inc.†	903	94,445
Citrix Systems, Inc.	670	71,938
		166,383
Computers — 0.1%
Hewlett Packard Enterprise Co.	20,126	286,795
HP, Inc.	18,513	506,516
		793,311
Computers-Memory Devices — 0.1%
NetApp, Inc.	3,452	309,852
Seagate Technology Holdings PLC	3,227	266,292
Western Digital Corp.†	4,723	266,566
		842,710
Consulting Services — 0.0%
Gartner, Inc.†	606	184,151
Consumer Products-Misc. — 0.4%
Clorox Co.	625	103,506
Kimberly-Clark Corp.	25,068	3,320,006
		3,423,512
Containers-Metal/Glass — 0.0%
Ball Corp.	1,812	163,026
Containers-Paper/Plastic — 0.9%
Amcor PLC	23,761	275,390
Packaging Corp. of America	1,464	201,212
Sealed Air Corp.	62,078	3,401,254
Sonoco Products Co.	44,957	2,678,538
WestRock Co.	4,115	205,050
		6,761,444
Cosmetics & Toiletries — 1.8%
Colgate-Palmolive Co.	36,563	2,763,432
Estee Lauder Cos., Inc., Class A	1,572	471,490
Procter & Gamble Co.	38,209	5,341,618
Unilever PLC ADR	110,805	6,007,847
		14,584,387

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cruise Lines — 0.1%
Carnival Corp.†	12,307	$307,798
Norwegian Cruise Line Holdings, Ltd.†	5,702	152,301
Royal Caribbean Cruises, Ltd.†	3,454	307,233
		767,332
Data Processing/Management — 0.6%
Broadridge Financial Solutions, Inc.	895	149,143
Fidelity National Information Services, Inc.	31,199	3,796,294
Fiserv, Inc.†	2,939	318,881
Jack Henry & Associates, Inc.	596	97,780
Paychex, Inc.	2,319	260,772
		4,622,870
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	3,368	195,512
Diagnostic Equipment — 0.1%
Danaher Corp.	3,133	953,811
Disposable Medical Products — 0.0%
Teleflex, Inc.	382	143,842
Distribution/Wholesale — 0.1%
Fastenal Co.	2,214	114,265
LKQ Corp.†	4,167	209,683
WW Grainger, Inc.	263	103,375
		427,323
Diversified Banking Institutions — 6.7%
Bank of America Corp.	292,324	12,409,154
Citigroup, Inc.	31,236	2,192,142
Goldman Sachs Group, Inc.	5,195	1,963,866
JPMorgan Chase & Co.	173,438	28,390,066
Morgan Stanley	80,000	7,784,800
		52,740,028
Diversified Manufacturing Operations — 1.3%
3M Co.	8,918	1,564,396
A.O. Smith Corp.	2,053	125,377
Eaton Corp. PLC	6,143	917,211
General Electric Co.	16,916	1,742,855
Illinois Tool Works, Inc.	2,474	511,203
Parker-Hannifin Corp.	954	266,757
Siemens AG	26,020	4,277,087
Textron, Inc.	3,454	241,124
Trane Technologies PLC	1,977	341,329
		9,987,339
Drug Delivery Systems — 1.2%
Becton Dickinson & Co.	37,228	9,151,387
E-Commerce/Services — 0.6%
Booking Holdings, Inc.†	1,841	4,370,295
Expedia Group, Inc.†	1,433	234,869
Match Group, Inc.†	1,238	194,353
		4,799,517
E-Services/Consulting — 0.0%
CDW Corp.	1,186	215,876
Security Description	Shares	Value (Note 2)
Electric Products-Misc. — 0.8%
AMETEK, Inc.	1,818	$225,450
Emerson Electric Co.	61,659	5,808,278
		6,033,728
Electric-Distribution — 0.5%
Consolidated Edison, Inc.	5,446	395,325
Sempra Energy	27,667	3,499,876
		3,895,201
Electric-Integrated — 4.3%
AES Corp.	6,367	145,359
Alliant Energy Corp.	3,857	215,915
Ameren Corp.	3,963	321,003
American Electric Power Co., Inc.	7,709	625,817
CenterPoint Energy, Inc.	9,137	224,770
CMS Energy Corp.	4,464	266,635
Dominion Energy, Inc.	59,789	4,365,793
DTE Energy Co.	2,986	333,566
Duke Energy Corp.	42,768	4,173,729
Edison International	5,852	324,610
Entergy Corp.	32,576	3,235,122
Evergy, Inc.	3,534	219,815
Eversource Energy	31,210	2,551,730
Exelon Corp.	93,722	4,530,521
FirstEnergy Corp.	8,387	298,745
NextEra Energy, Inc.	17,233	1,353,135
Pinnacle West Capital Corp.	61,066	4,418,736
PPL Corp.	11,861	330,685
Public Service Enterprise Group, Inc.	7,792	474,533
Southern Co.	16,318	1,011,226
WEC Energy Group, Inc.	4,861	428,740
Xcel Energy, Inc.	69,357	4,334,812
		34,184,997
Electronic Components-Misc. — 0.7%
Garmin, Ltd.	1,031	160,279
Hubbell, Inc.	15,644	2,826,402
nVent Electric PLC	77,386	2,501,889
		5,488,570
Electronic Components-Semiconductors — 2.3%
Broadcom, Inc.	2,024	981,498
Intel Corp.	62,524	3,331,279
IPG Photonics Corp.†	304	48,153
Microchip Technology, Inc.	1,182	181,425
Micron Technology, Inc.	72,615	5,154,213
Qorvo, Inc.†	19,735	3,299,495
Skyworks Solutions, Inc.	1,222	201,361
Texas Instruments, Inc.	25,419	4,885,786
		18,083,210
Electronic Connectors — 0.3%
Amphenol Corp., Class A	3,503	256,525
TE Connectivity, Ltd.	16,989	2,331,230
		2,587,755
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	1,309	206,207
Fortive Corp.	5,523	389,758

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Measurement Instruments (continued)
Keysight Technologies, Inc.†	1,221	$200,598
		796,563
Electronic Security Devices — 0.0%
Allegion PLC	801	105,876
Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	763	101,120
Enterprise Software/Service — 0.4%
Ceridian HCM Holding, Inc.†	852	95,952
Oracle Corp.	32,812	2,858,910
		2,954,862
Entertainment Software — 0.1%
Activision Blizzard, Inc.	4,914	380,294
Electronic Arts, Inc.	2,018	287,061
		667,355
Finance-Consumer Loans — 0.1%
Synchrony Financial	8,780	429,166
Finance-Credit Card — 0.9%
American Express Co.	9,918	1,661,562
Capital One Financial Corp.	6,875	1,113,544
Discover Financial Services	4,616	567,075
Mastercard, Inc., Class A	4,297	1,493,981
Visa, Inc., Class A	10,404	2,317,491
Western Union Co.	6,262	126,618
		7,280,271
Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	23,136	1,685,226
Finance-Other Services — 0.2%
Cboe Global Markets, Inc.	805	99,707
CME Group, Inc.	5,535	1,070,358
Intercontinental Exchange, Inc.	3,992	458,362
Nasdaq, Inc.	631	121,796
		1,750,223
Food-Catering — 0.2%
Sodexo SA†	16,387	1,434,913
Food-Confectionery — 1.1%
Hershey Co.	1,323	223,918
J.M. Smucker Co.	1,670	200,450
Mondelez International, Inc., Class A	142,402	8,284,948
		8,709,316
Food-Dairy Products — 0.2%
Danone SA	20,212	1,379,569
Food-Meat Products — 0.1%
Hormel Foods Corp.	4,344	178,104
Tyson Foods, Inc., Class A	4,543	358,624
		536,728
Food-Misc./Diversified — 0.7%
Campbell Soup Co.	3,130	130,865
Conagra Brands, Inc.	119,661	4,052,918
General Mills, Inc.	9,343	558,898
Kellogg Co.	3,940	251,845
Security Description	Shares	Value (Note 2)
Food-Misc./Diversified (continued)
Kraft Heinz Co.	10,370	$381,824
Lamb Weston Holdings, Inc.	1,409	86,470
McCormick & Co., Inc.	2,150	174,215
		5,637,035
Food-Retail — 0.3%
Koninklijke Ahold Delhaize NV	66,890	2,217,625
Kroger Co.	10,479	423,666
		2,641,291
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	7,884	618,894
Gas-Distribution — 0.0%
Atmos Energy Corp.	2,016	177,811
NiSource, Inc.	6,047	146,519
		324,330
Gold Mining — 0.0%
Newmont Corp.	5,542	300,931
Home Decoration Products — 0.0%
Newell Brands, Inc.	5,835	129,187
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,054	92,101
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.†	2,706	357,490
Marriott International, Inc., Class A†	4,216	624,347
		981,837
Human Resources — 0.0%
Robert Half International, Inc.	1,726	173,170
Independent Power Producers — 0.0%
NRG Energy, Inc.	1,547	63,164
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	787	231,409
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	1,842	471,755
Linde PLC	3,342	980,476
		1,452,231
Instruments-Controls — 0.3%
Honeywell International, Inc.	10,640	2,258,659
Instruments-Scientific — 0.0%
Waters Corp.†	425	151,853
Insurance Brokers — 0.2%
Aon PLC, Class A	1,670	477,236
Arthur J. Gallagher & Co.	1,817	270,097
Marsh & McLennan Cos., Inc.	3,982	602,994
Willis Towers Watson PLC	1,989	462,363
		1,812,690
Insurance-Life/Health — 0.7%
Aflac, Inc.	84,884	4,425,003
Globe Life, Inc.	1,442	128,381
Lincoln National Corp.	2,723	187,206
Principal Financial Group, Inc.	3,847	247,747
Prudential Financial, Inc.	5,961	627,097
		5,615,434

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Multi-line — 3.3%
Allstate Corp.	30,338	$3,862,331
American International Group, Inc.(1)	13,180	723,450
Chubb, Ltd.	66,761	11,581,698
Cincinnati Financial Corp.	2,310	263,848
Hartford Financial Services Group, Inc.	5,350	375,838
Loews Corp.	3,132	168,909
MetLife, Inc.	143,904	8,883,194
		25,859,268
Insurance-Property/Casualty — 3.2%
Assurant, Inc.	22,769	3,591,810
Berkshire Hathaway, Inc., Class B†	65,358	17,838,813
Progressive Corp.	38,123	3,445,938
Travelers Cos., Inc.	3,845	584,478
WR Berkley Corp.	2,162	158,215
		25,619,254
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	615	154,230
Internet Infrastructure Software — 0.9%
F5 Networks, Inc.†	34,004	6,759,315
Internet Security — 0.0%
NortonLifeLock, Inc.	8,958	226,637
Investment Management/Advisor Services — 1.1%
Ameriprise Financial, Inc.	12,563	3,318,140
BlackRock, Inc.	661	554,354
Franklin Resources, Inc.	4,340	128,985
Invesco, Ltd.	5,262	126,867
LPL Financial Holdings, Inc.	25,169	3,945,492
Raymond James Financial, Inc.	2,854	263,367
T. Rowe Price Group, Inc.	1,399	275,183
		8,612,388
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,471	858,298
Machinery-Farming — 0.1%
Deere & Co.	1,093	366,232
Machinery-General Industrial — 0.5%
IDEX Corp.	644	133,276
Middleby Corp.†	17,432	2,972,330
Otis Worldwide Corp.	3,157	259,758
Westinghouse Air Brake Technologies Corp.	2,913	251,130
		3,616,494
Machinery-Pumps — 0.1%
Dover Corp.	2,219	345,055
Ingersoll Rand, Inc.†	6,245	314,810
Xylem, Inc.	1,500	185,520
		845,385
Medical Information Systems — 0.6%
Cerner Corp.	65,924	4,648,960
Security Description	Shares	Value (Note 2)
Medical Instruments — 2.9%
Boston Scientific Corp.†	107,653	$4,671,064
Edwards Lifesciences Corp.†	4,131	467,671
Intuitive Surgical, Inc.†	550	546,782
Medtronic PLC	140,197	17,573,694
		23,259,211
Medical Labs & Testing Services — 0.4%
IQVIA Holdings, Inc.†	1,063	254,631
Laboratory Corp. of America Holdings†	1,490	419,346
Quest Diagnostics, Inc.	16,981	2,467,509
		3,141,486
Medical Products — 1.0%
Abbott Laboratories	11,201	1,323,174
Baxter International, Inc.	7,705	619,713
Cooper Cos., Inc.	448	185,163
Henry Schein, Inc.†	2,153	163,973
Hologic, Inc.†	1,093	80,674
STERIS PLC	661	135,029
Stryker Corp.	2,637	695,430
Zimmer Biomet Holdings, Inc.	33,050	4,837,198
		8,040,354
Medical-Biomedical/Gene — 0.5%
Amgen, Inc.	4,376	930,556
Biogen, Inc.†	1,080	305,629
Gilead Sciences, Inc.	19,323	1,349,712
Illumina, Inc.†	1,130	458,339
Incyte Corp.†	1,070	73,595
Moderna, Inc.†	2,273	874,787
		3,992,618
Medical-Drugs — 7.3%
AbbVie, Inc.	7,081	763,827
AstraZeneca PLC ADR	62,065	3,727,624
Bristol-Myers Squibb Co.	16,438	972,636
Eli Lilly & Co.	26,353	6,088,861
Johnson & Johnson	97,352	15,722,348
Merck & Co., Inc.	149,491	11,228,269
Organon & Co.	2,031	66,597
Pfizer, Inc.	312,695	13,449,012
Roche Holding AG	5,443	1,986,171
Roche Holding AG ADR	73,901	3,360,278
Zoetis, Inc.	1,972	382,844
		57,748,467
Medical-Generic Drugs — 0.0%
Viatris, Inc.	18,637	252,531
Medical-HMO — 2.7%
Anthem, Inc.	18,845	7,025,416
Centene Corp.†	65,606	4,087,910
Humana, Inc.	950	369,692
UnitedHealth Group, Inc.	24,621	9,620,410
		21,103,428
Medical-Hospitals — 0.4%
HCA Healthcare, Inc.	3,799	922,093

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Hospitals (continued)
Universal Health Services, Inc., Class B	15,170	$2,099,073
		3,021,166
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	2,306	275,452
Cardinal Health, Inc.	4,471	221,136
McKesson Corp.	12,398	2,471,913
		2,968,501
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	8,598	279,693
Multimedia — 1.0%
ViacomCBS, Inc., Class B	9,336	368,866
Walt Disney Co.†	43,855	7,418,950
		7,787,816
Networking Products — 2.5%
Cisco Systems, Inc.	362,259	19,717,757
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	16,198	1,944,732
Waste Management, Inc.	3,642	543,969
		2,488,701
Office Automation & Equipment — 0.0%
Zebra Technologies Corp., Class A†	222	114,423
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	741	153,543
Oil Companies-Exploration & Production — 1.5%
APA Corp.	5,826	124,851
Cabot Oil & Gas Corp.	6,160	134,042
ConocoPhillips	78,447	5,316,353
Devon Energy Corp.	9,703	344,554
Diamondback Energy, Inc.	2,623	248,319
EOG Resources, Inc.	8,998	722,269
Hess Corp.	1,996	155,908
Marathon Oil Corp.	12,150	166,091
Occidental Petroleum Corp.	13,671	404,388
Pioneer Natural Resources Co.	25,236	4,202,046
		11,818,821
Oil Companies-Integrated — 2.2%
Chevron Corp.	89,454	9,075,108
Exxon Mobil Corp.	65,245	3,837,711
TotalEnergies SE ADR	87,318	4,185,152
		17,097,971
Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp.	9,835	607,901
Phillips 66	49,157	3,442,465
Valero Energy Corp.	6,301	444,662
		4,495,028
Oil-Field Services — 0.5%
Baker Hughes Co.	116,390	2,878,325
Halliburton Co.	13,724	296,713
Schlumberger NV	21,552	638,801
		3,813,839
Security Description	Shares	Value (Note 2)
Paper & Related Products — 0.3%
International Paper Co.	6,023	$336,806
Mondi PLC	79,858	1,951,926
		2,288,732
Pharmacy Services — 1.2%
Cigna Corp.	20,661	4,135,506
CVS Health Corp.	60,555	5,138,697
		9,274,203
Pipelines — 0.2%
Kinder Morgan, Inc.	30,040	502,569
ONEOK, Inc.	6,868	398,275
Williams Cos., Inc.	18,724	485,701
		1,386,545
Private Equity — 0.4%
Ares Management Corp., Class A	43,343	3,200,014
Publishing-Newspapers — 0.0%
News Corp., Class A	6,029	141,862
News Corp., Class B	1,877	43,603
		185,465
Racetracks — 0.0%
Penn National Gaming, Inc.†	967	70,069
Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities, Inc.	2,137	408,317
American Tower Corp.	3,437	912,214
AvalonBay Communities, Inc.	2,152	476,969
Boston Properties, Inc.	2,190	237,287
Crown Castle International Corp.	2,665	461,898
Digital Realty Trust, Inc.	4,355	629,080
Duke Realty Corp.	3,440	164,673
Equinix, Inc.	581	459,066
Equity Residential	5,252	424,992
Essex Property Trust, Inc.	1,003	320,699
Extra Space Storage, Inc.	1,072	180,085
Federal Realty Investment Trust	1,079	127,311
Gaming and Leisure Properties, Inc.	83,502	3,867,813
Healthpeak Properties, Inc.	101,907	3,411,846
Host Hotels & Resorts, Inc.†	224,709	3,669,498
Iron Mountain, Inc.	4,461	193,830
Kimco Realty Corp.	9,455	196,191
Mid-America Apartment Communities, Inc.	1,788	333,909
Prologis, Inc.	11,393	1,429,024
Public Storage	1,339	397,817
Realty Income Corp.	6,001	389,225
Regency Centers Corp.	2,356	158,629
SBA Communications Corp.	591	195,367
Simon Property Group, Inc.	5,064	658,168
UDR, Inc.	4,300	227,814
Ventas, Inc.	6,064	334,793
Vornado Realty Trust	2,450	102,925
Welltower, Inc.	6,512	536,589
Weyerhaeuser Co.	11,555	411,011
		21,317,040

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	40,251	$3,918,837
Retail-Apparel/Shoe — 0.1%
Gap, Inc.	3,317	75,296
Ross Stores, Inc.	5,504	599,110
		674,406
Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc.	18,601	3,885,563
AutoZone, Inc.†	146	247,906
Genuine Parts Co.	2,207	267,555
O'Reilly Automotive, Inc.†	340	207,760
		4,608,784
Retail-Automobile — 0.0%
CarMax, Inc.†	2,511	321,308
Retail-Building Products — 0.3%
Home Depot, Inc.	4,588	1,506,057
Lowe's Cos., Inc.	3,160	641,037
		2,147,094
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,737	183,618
Retail-Discount — 1.5%
Costco Wholesale Corp.	3,202	1,438,819
Dollar Tree, Inc.†	36,258	3,470,616
Target Corp.	2,592	592,972
Walmart, Inc.	47,193	6,577,760
		12,080,167
Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	11,064	520,561
Retail-Major Department Stores — 0.6%
TJX Cos., Inc.	69,950	4,615,301
Retail-Misc./Diversified — 0.0%
Bath & Body Works, Inc.	1,795	113,139
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	414	149,421
Retail-Restaurants — 0.4%
Darden Restaurants, Inc.	2,008	304,152
McDonald's Corp.	6,906	1,665,105
Starbucks Corp.	7,632	841,886
Yum! Brands, Inc.	2,597	317,639
		3,128,782
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	6,596	115,232
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	25,953	4,346,609
NXP Semiconductors NV	3,874	758,800
		5,105,409
Semiconductor Equipment — 0.3%
KLA Corp.	7,029	2,351,271
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	619	119,504
Security Description	Shares	Value (Note 2)
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,249	$103,130
Software Tools — 0.3%
VMware, Inc., Class A†	16,781	2,495,335
Steel-Producers — 0.1%
Nucor Corp.	4,527	445,864
Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	104,894	3,827,582
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	5,011	137,903
Telephone-Integrated — 2.0%
AT&T, Inc.	110,038	2,972,126
Lumen Technologies, Inc.	15,330	189,939
Verizon Communications, Inc.	238,316	12,871,447
		16,033,512
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	861	152,741
Theaters — 0.0%
Live Nation Entertainment, Inc.†	2,030	184,994
Tobacco — 0.5%
Altria Group, Inc.	28,419	1,293,633
Philip Morris International, Inc.	24,019	2,276,761
		3,570,394
Tools-Hand Held — 0.1%
Snap-on, Inc.	831	173,637
Stanley Black & Decker, Inc.	2,512	440,379
		614,016
Toys — 0.0%
Hasbro, Inc.	1,995	177,994
Transport-Rail — 0.5%
CSX Corp.	16,677	495,974
Kansas City Southern	687	185,930
Norfolk Southern Corp.	10,437	2,497,052
Union Pacific Corp.	5,226	1,024,348
		4,203,304
Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	2,030	176,610
Expeditors International of Washington, Inc.	917	109,242
FedEx Corp.	1,364	299,111
United Parcel Service, Inc., Class B	3,367	613,131
		1,198,094
Transport-Truck — 0.5%
JB Hunt Transport Services, Inc.	532	88,961
Knight-Swift Transportation Holdings, Inc.	76,294	3,902,438
		3,991,399
Water — 0.0%
American Water Works Co., Inc.	1,399	236,487
Water Treatment Systems — 0.0%
Pentair PLC	2,556	185,642

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Web Hosting/Design — 0.0%
VeriSign, Inc.†	870	$178,359
Web Portals/ISP — 0.3%
Alphabet, Inc., Class C†	976	2,601,343
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	1,436	333,612
Total Common Stocks (cost $646,141,785)		776,165,328
EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell 1000 Value ETF	12,427	1,944,950
iShares S&P 500 Value ETF	47,500	6,907,450
Total Exchange-Traded Funds (cost $9,097,347)		8,852,400
Total Long-Term Investment Securities (cost $655,239,132)		785,017,728
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.08% due 02/24/2022(2) (cost $99,968)	$100,000	99,981
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 09/30/2021, to be repurchased 10/01/2021 in the amount of $240,000 and collateralized by $227,900 of United States Treasury Bonds, bearing interest at 2.38% due 11/15/2049 and having an approximate value of $244,832	240,000	240,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	595,000	595,000
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Barclays Capital, Inc. Joint Repurchase Agreement(3)	$410,000	$410,000
BNP Paribas SA Joint Repurchase Agreement(3)	355,000	355,000
Deutsche Bank AG Joint Repurchase Agreement(3)	640,000	640,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	630,000	630,000
Total Repurchase Agreements (cost $2,870,000)		2,870,000
TOTAL INVESTMENTS (cost $658,209,100)(4)	99.4%	787,987,709
Other assets less liabilities	0.6	4,686,521
NET ASSETS	100.0%	$792,674,230

†  Non-income producing security

(1)  Security represents an investment in an affiliated company (see Note 8).

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 E-Mini Index	December 2021	$886,986	$859,550	$(27,436)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	JPY	171,673,456	USD	1,566,880	12/30/2021	$22,937	$—
	USD	451,560	JPY	50,218,594	12/30/2021	80	—
						23,017	—
Credit Suisse AG	EUR	9,916,313	USD	11,654,250	12/31/2021	144,807	—
JPmorgan Chase Bank N.A.	GBP	5,047,171	USD	6,890,922	12/31/2021	88,743	—
Morgan Stanley & Co., Inc.	CHF	1,579,967	USD	1,717,243	12/30/2021	17,948	—
	USD	44,174	CHF	41,176	12/30/2021	112	—
						18,060	—
Net Unrealized Appreciation (Depreciation)						$274,627	$—

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$762,918,038	$13,247,290	**	$—	$776,165,328
Exchange-Traded Funds	8,852,400	—		—	8,852,400
Short-Term Investment Securities	—	99,981		—	99,981
Repurchase Agreements	—	2,870,000		—	2,870,000
Total Investments at Value	$771,770,438	$16,217,271		$—	$787,987,709
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$274,627		$—	$274,627
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$27,436	$—		$—	$27,436

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited)

Industry Allocation*
Enterprise Software/Service	6.8%
Medical-Biomedical/Gene	4.0
Medical Products	3.4
Retail-Apparel/Shoe	3.2
Internet Content-Entertainment	3.1
Computer Software	3.0
Retail-Restaurants	2.6
Electronic Components-Semiconductors	2.5
E-Commerce/Services	2.5
Data Processing/Management	2.3
Computer Data Security	2.2
Commercial Services	2.2
Commercial Services-Finance	2.0
Distribution/Wholesale	1.9
Drug Delivery Systems	1.8
Exchange-Traded Funds	1.8
Applications Software	1.8
Computer Aided Design	1.7
Semiconductor Equipment	1.3
Retail-Misc./Diversified	1.2
Computer Services	1.2
Medical-Wholesale Drug Distribution	1.2
Electronic Measurement Instruments	1.2
Internet Gambling	1.1
Retail-Floor Coverings	1.1
Building-Residential/Commercial	1.1
Repurchase Agreements	1.0
Energy-Alternate Sources	1.0
Schools	1.0
Real Estate Investment Trusts	1.0
Networking Products	1.0
Internet Application Software	1.0
Communications Software	1.0
Consulting Services	0.9
Diagnostic Equipment	0.9
Diagnostic Kits	0.9
Patient Monitoring Equipment	0.9
Decision Support Software	0.9
E-Commerce/Products	0.8
Internet Security	0.8
Retail-Perfume & Cosmetics	0.8
Oil Companies-Exploration & Production	0.7
Medical Labs & Testing Services	0.7
Building Products-Air & Heating	0.7
Building-Mobile Home/Manufactured Housing	0.6
Machinery-General Industrial	0.6
Transport-Truck	0.6
Medical-Outpatient/Home Medical	0.6
Finance-Investment Banker/Broker	0.6
Retail-Auto Parts	0.6
Hotels/Motels	0.6
Private Equity	0.6
Retail-Discount	0.6
Advertising Services	0.6
Electronic Connectors	0.5
Retail-Automobile	0.5
Instruments-Controls	0.5
Casino Hotels	0.5
Industrial Automated/Robotic	0.5
Office Automation & Equipment	0.5
Cable/Satellite TV	0.5%
Respiratory Products	0.5
E-Services/Consulting	0.5
Recreational Centers	0.5
Power Converter/Supply Equipment	0.5
Retail-Gardening Products	0.5
Investment Management/Advisor Services	0.4
Recreational Vehicles	0.4
Lighting Products & Systems	0.4
Entertainment Software	0.4
Racetracks	0.4
Finance-Credit Card	0.4
Diversified Manufacturing Operations	0.4
Chemicals-Diversified	0.4
Veterinary Diagnostics	0.4
Airlines	0.4
Retail-Home Furnishings	0.4
Medical Instruments	0.3
Food-Confectionery	0.3
Human Resources	0.3
Non-Hazardous Waste Disposal	0.3
Therapeutics	0.2
Building & Construction Products-Misc.	0.2
Athletic Equipment	0.2
Rental Auto/Equipment	0.2
Aerospace/Defense	0.2
Machinery-Pumps	0.2
Internet Content-Information/News	0.2
Containers-Metal/Glass	0.2
Pipelines	0.2
Beverages-Wine/Spirits	0.2
Auto/Truck Parts & Equipment-Original	0.2
Transport-Services	0.2
Consumer Products-Misc.	0.2
Instruments-Scientific	0.2
Banks-Commercial	0.2
Apparel Manufacturers	0.2
Office Supplies & Forms	0.2
Wireless Equipment	0.2
Computers-Memory Devices	0.2
Finance-Consumer Loans	0.2
Food-Misc./Diversified	0.2
Multimedia	0.1
Coatings/Paint	0.1
Containers-Paper/Plastic	0.1
Medical-HMO	0.1
Insurance-Property/Casualty	0.1
Brewery	0.1
Machinery-Farming	0.1
Disposable Medical Products	0.1
Building-Maintenance & Services	0.1
Pastoral & Agricultural	0.1
Insurance-Multi-line	0.1
Resorts/Theme Parks	0.1
Machinery-Electrical	0.1
Casino Services	0.1
Electronic Security Devices	0.1
Steel Pipe & Tube	0.1
Insurance Brokers	0.1
Electronic Components-Misc.	0.1

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited) (continued)

Industry Allocation* (continued)
Aerospace/Defense-Equipment	0.1%
Finance-Other Services	0.1
Computers	0.1
Firearms & Ammunition	0.1
Dialysis Centers	0.1
Building Products-Cement	0.1
Web Hosting/Design	0.1
Telecom Equipment-Fiber Optics	0.1
Electric Products-Misc.	0.1
Chemicals-Specialty	0.1
Home Furnishings	0.1
Steel-Producers	0.1
Building & Construction-Misc.	0.1
Medical-Drugs	0.1
Machine Tools & Related Products	0.1
Oil-U.S. Royalty Trusts	0.1
Registered Investment Companies	0.1
Healthcare Safety Devices	0.1
Auto-Heavy Duty Trucks	0.1
Transport-Rail	0.1
Toys	0.1
Shipbuilding	0.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.6%
Advertising Services — 0.6%
Trade Desk, Inc., Class A†	19,617	$1,379,075
Aerospace/Defense — 0.2%
Spirit AeroSystems Holdings, Inc., Class A	600	26,514
TransDigm Group, Inc.†	778	485,915
		512,429
Aerospace/Defense-Equipment — 0.1%
HEICO Corp.	283	37,319
HEICO Corp., Class A	498	58,978
Hexcel Corp.†	2,000	118,780
Howmet Aerospace, Inc.	562	17,535
		232,612
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,800	100,476
Airlines — 0.4%
Alaska Air Group, Inc.†	3,300	193,380
Delta Air Lines, Inc.†	12,554	534,926
Southwest Airlines Co.†	3,300	169,719
		898,025
Apparel Manufacturers — 0.2%
Columbia Sportswear Co.	48	4,600
Deckers Outdoor Corp.†	73	26,295
Hanesbrands, Inc.	4,075	69,927
Tapestry, Inc.	548	20,287
VF Corp.	4,090	273,989
		395,098
Applications Software — 1.6%
C3.ai, Inc., Class A† Class A	179	8,295
CCC Intelligent Solutions Holdings, Inc.†	2,683	28,198
CDK Global, Inc.	371	15,786
Confluent, Inc., Class A†	1,101	65,675
Duck Creek Technologies, Inc.†	314	13,891
Elastic NV†	1,367	203,669
Five9, Inc.†	3,055	488,006
IronSource, Ltd.† Class A	128,158	1,393,078
Jamf Holding Corp.†	879	33,859
Medallia, Inc.†	1,135	38,443
Monday.com, Ltd.†	194	63,283
nCino, Inc.†	4,792	340,376
Nuance Communications, Inc.†	2,127	117,070
Procore Technologies, Inc.†	497	44,402
Procore Technologies, Inc.† Lock-Up Shares(1)	661	56,101
PTC, Inc.†	5,260	630,095
Smartsheet, Inc., Class A†	6,059	416,980
Tanium, Class B†(1)(2)	1,910	21,765
		3,978,972
Security Description	Shares	Value (Note 2)
Athletic Equipment — 0.2%
Peloton Interactive, Inc., Class A†	5,186	$451,442
YETI Holdings, Inc.†	1,680	143,959
		595,401
Auction Houses/Art Dealers — 0.0%
Ritchie Bros. Auctioneers, Inc.	1,400	86,324
Auto Repair Centers — 0.0%
Mister Car Wash, Inc.†	645	11,771
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,600	126,272
TuSimple Holdings, Inc., Class A†	75	2,785
		129,057
Auto/Truck Parts & Equipment-Original — 0.2%
Allison Transmission Holdings, Inc.	1,567	55,347
Aptiv PLC†	2,240	333,693
QuantumScape Corp.†	2,884	70,773
		459,813
Banks-Commercial — 0.2%
Citizens Financial Group, Inc.	1,477	69,389
First Republic Bank	525	101,262
SVB Financial Group†	161	104,148
Synovus Financial Corp.	211	9,261
Western Alliance Bancorp	1,042	113,390
		397,450
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class A	444	27,825
Brown-Forman Corp., Class B	6,474	433,823
		461,648
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	396	201,861
Constellation Brands, Inc., Class A	475	100,078
		301,939
Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.	451	43,057
AZEK Co., Inc.†	1,207	44,092
Fortune Brands Home & Security, Inc.	3,036	271,479
Louisiana-Pacific Corp.	136	8,346
Trex Co., Inc.†	2,273	231,687
		598,661
Building & Construction-Misc. — 0.1%
Frontdoor, Inc.†	1,150	48,185
TopBuild Corp.†	536	109,778
		157,963
Building Products-Air & Heating — 0.7%
Carrier Global Corp.	7,995	413,821
Johnson Controls International PLC	18,172	1,237,150
		1,650,971
Building Products-Cement — 0.1%
Vulcan Materials Co.	1,200	202,992

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Maintenance & Services — 0.1%
Rollins, Inc.	6,446	$227,737
Terminix Global Holdings, Inc.†	1,600	66,672
		294,409
Building-Mobile Home/Manufactured Housing — 0.6%
Thor Industries, Inc.	13,132	1,612,084
Building-Residential/Commercial — 1.1%
D.R. Horton, Inc.	2,699	226,635
Lennar Corp., Class A	16,397	1,536,071
NVR, Inc.†	167	800,611
PulteGroup, Inc.	1,477	67,824
Toll Brothers, Inc.	894	49,429
		2,680,570
Cable/Satellite TV — 0.5%
Altice USA, Inc., Class A†	10,026	207,739
Cable One, Inc.	536	971,837
		1,179,576
Casino Hotels — 0.5%
Boyd Gaming Corp.†	343	21,698
MGM Resorts International	19,400	837,110
Wynn Resorts, Ltd.†	4,277	362,476
		1,221,284
Casino Services — 0.1%
Caesars Entertainment, Inc.†	2,487	279,240
Chemicals-Diversified — 0.4%
Celanese Corp.	794	119,608
FMC Corp.	641	58,690
LyondellBasell Industries NV, Class A	635	59,595
Olin Corp.	215	10,374
PPG Industries, Inc.	4,563	652,554
Westlake Chemical Corp.	130	11,848
		912,669
Chemicals-Specialty — 0.1%
Albemarle Corp.	500	109,485
Chemours Co.	1,664	48,356
Diversey Holdings, Ltd.†	758	12,158
		169,999
Coatings/Paint — 0.1%
Axalta Coating Systems, Ltd.†	717	20,929
RPM International, Inc.	4,264	331,100
		352,029
Commercial Services — 2.2%
Cintas Corp.	3,502	1,333,071
CoStar Group, Inc.†	47,214	4,063,237
GXO Logistics, Inc.†	1,629	127,779
Legalzoom.com, Inc.†	1,522	40,181
		5,564,268
Commercial Services-Finance — 2.0%
Affirm Holdings, Inc.†	1,829	217,889
Equifax, Inc.	3,282	831,724
Euronet Worldwide, Inc.†	1,703	216,758
FleetCor Technologies, Inc.†	2,701	705,690
Security Description	Shares	Value (Note 2)
Commercial Services-Finance (continued)
H&R Block, Inc.	2,818	$70,450
MarketAxess Holdings, Inc.	1,996	839,697
Morningstar, Inc.	416	107,756
Multiplan Corp.†	102,247	575,651
Payoneer Global, Inc.†	8,900	76,095
Sabre Corp.†	6,232	73,787
Shift4 Payments, Inc., Class A†	844	65,427
StoneCo, Ltd., Class A†	8,075	280,364
Toast, Inc., Class A†	356	17,782
TransUnion	6,917	776,848
WEX, Inc.†	1,283	225,988
		5,081,906
Communications Software — 1.0%
RingCentral, Inc., Class A†	10,900	2,370,750
Computer Aided Design — 1.7%
ANSYS, Inc.†	1,727	587,957
Aspen Technology, Inc.†	2,941	361,155
Bentley Systems, Inc., Class B	4,226	256,265
Cadence Design Systems, Inc.†	11,835	1,792,292
Synopsys, Inc.†	4,325	1,294,948
		4,292,617
Computer Data Security — 2.2%
Crowdstrike Holdings, Inc., Class A†	6,835	1,679,906
Fortinet, Inc.†	6,425	1,876,357
McAfee Corp., Class A	1,022	22,597
Snyk, Ltd.†(1)(2)	4,274	61,308
Varonis Systems, Inc.†	25,466	1,549,606
Zscaler, Inc.†	1,518	398,050
		5,587,824
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	15	25,562
Computer Services — 1.2%
EPAM Systems, Inc.†	2,494	1,422,777
Genpact, Ltd.	2,280	108,323
Globant SA†	793	222,841
Leidos Holdings, Inc.	13,193	1,268,243
		3,022,184
Computer Software — 3.0%
Akamai Technologies, Inc.†	950	99,361
Citrix Systems, Inc.	1,816	194,984
Cloudflare, Inc., Class A†	4,786	539,143
Datadog, Inc., Class A†	9,576	1,353,568
Dropbox, Inc., Class A†	5,986	174,911
Dynatrace, Inc.†	6,028	427,807
MongoDB, Inc.†	6,390	3,012,949
Nutanix, Inc., Class A†	3,782	142,581
SentinelOne, Inc., Class A†	3,119	167,085
Splunk, Inc.†	4,433	641,499
Teradata Corp.†	1,825	104,664
Twilio, Inc., Class A†	260	82,953
ZoomInfo Technologies, Inc., Class A†	7,228	442,281
		7,383,786

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers — 0.1%
HP, Inc.	8,194	$224,188
Computers-Integrated Systems — 0.0%
NCR Corp.†	851	32,985
Computers-Memory Devices — 0.2%
NetApp, Inc.	2,898	260,124
Pure Storage, Inc., Class A†	4,900	123,284
		383,408
Consulting Services — 0.9%
Booz Allen Hamilton Holding Corp.	6,716	532,914
Gartner, Inc.†	2,998	911,032
Verisk Analytics, Inc.	4,232	847,543
		2,291,489
Consumer Products-Misc. — 0.2%
Clorox Co.	2,655	439,695
Containers-Metal/Glass — 0.2%
Ball Corp.	4,875	438,604
Crown Holdings, Inc.	305	30,738
		469,342
Containers-Paper/Plastic — 0.1%
Ardagh Metal Packaging SA†	9,860	98,206
Graphic Packaging Holding Co.	1,563	29,760
Sealed Air Corp.	3,693	202,339
		330,305
Data Processing/Management — 2.3%
Broadridge Financial Solutions, Inc.	4,718	786,207
DocuSign, Inc.†	8,001	2,059,697
Fair Isaac Corp.†	5,197	2,068,042
Jack Henry & Associates, Inc.	379	62,179
Paychex, Inc.	7,368	828,532
		5,804,657
Decision Support Software — 0.7%
Databricks, Inc.†(1)(2)	689	151,892
MSCI, Inc.	2,421	1,472,791
		1,624,683
Diagnostic Equipment — 0.9%
10X Genomics, Inc., Class A†	1,643	239,188
Adaptive Biotechnologies Corp.†	4,330	147,177
Avantor, Inc.†	24,323	994,810
Repligen Corp.†	3,012	870,438
		2,251,613
Diagnostic Kits — 0.9%
IDEXX Laboratories, Inc.†	2,881	1,791,694
Natera, Inc.†	3,078	343,012
Quidel Corp.†	736	103,887
		2,238,593
Dialysis Centers — 0.1%
DaVita, Inc.†	1,754	203,920
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	370	86,351
Security Description	Shares	Value (Note 2)
Disposable Medical Products (continued)
Teleflex, Inc.	558	$210,115
		296,466
Distribution/Wholesale — 1.9%
Copart, Inc.†	19,792	2,745,546
Core & Main, Inc.† Class A	354	9,278
Fastenal Co.	11,498	593,412
IAA, Inc.†	7,749	422,863
Leslie's, Inc.†	2,312	47,488
Pool Corp.	994	431,804
SiteOne Landscape Supply, Inc.†	451	89,961
Watsco, Inc.	475	125,695
WW Grainger, Inc.	758	297,939
		4,763,986
Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	1,250	76,337
Carlisle Cos., Inc.	387	76,932
Parker-Hannifin Corp.	419	117,161
Trane Technologies PLC	3,733	644,502
		914,932
Drug Delivery Systems — 1.8%
DexCom, Inc.†	8,232	4,501,752
E-Commerce/Products — 0.8%
Chewy, Inc., Class A†	3,738	254,595
Etsy, Inc.†	5,437	1,130,679
Figs, Inc., Class A†	186	6,908
The Honest Company, Inc. Lock-Up Shares(1)†	9,125	93,887
Wayfair, Inc., Class A†	2,131	544,492
		2,030,561
E-Commerce/Services — 2.4%
Bumble, Inc., Class A†	1,916	95,762
DoorDash, Inc., Class A†	2,492	513,302
Expedia Group, Inc.†	2,849	466,951
Lyft, Inc., Class A†	5,609	300,586
Match Group, Inc.†	25,886	4,063,843
Opendoor Technologies, Inc.†	1,775	36,441
TripAdvisor, Inc.†	1,185	40,112
Upwork, Inc.†	2,500	112,575
Zillow Group, Inc., Class A†	1,166	103,284
Zillow Group, Inc., Class C†	3,325	293,066
		6,025,922
E-Services/Consulting — 0.5%
CDW Corp.	6,346	1,155,099
Electric Products-Misc. — 0.1%
AMETEK, Inc.	700	86,807
Littelfuse, Inc.	349	95,371
		182,178
Electric-Generation — 0.0%
Brookfield Renewable Corp., Class A	629	24,411

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Misc. — 0.1%
Hubbell, Inc.	650	$117,435
Jabil, Inc.	2,210	128,998
		246,433
Electronic Components-Semiconductors — 2.5%
IPG Photonics Corp.†	451	71,438
Lattice Semiconductor Corp.†	1,572	101,630
Marvell Technology, Inc.	25,161	1,517,460
Microchip Technology, Inc.	10,052	1,542,882
Monolithic Power Systems, Inc.	2,475	1,199,583
ON Semiconductor Corp.†	10,399	475,962
Silicon Laboratories, Inc.†	600	84,096
Skyworks Solutions, Inc.	3,380	556,956
Xilinx, Inc.	4,832	729,584
		6,279,591
Electronic Connectors — 0.5%
Amphenol Corp., Class A	18,407	1,347,945
Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.	15,336	2,415,880
Keysight Technologies, Inc.†	3,149	517,349
Vontier Corp.	1,796	60,346
		2,993,575
Electronic Security Devices — 0.1%
Allegion PLC	2,042	269,912
Energy-Alternate Sources — 1.0%
Enphase Energy, Inc.†	6,031	904,469
Plug Power, Inc.†	10,050	256,677
Shoals Technologies Group, Inc., Class A†	2,885	80,434
SolarEdge Technologies, Inc.†	4,919	1,304,617
		2,546,197
Enterprise Software/Service — 6.8%
Alteryx, Inc., Class A†	1,155	84,431
Avalara, Inc.†	3,672	641,755
Bill.com Holdings, Inc.†	3,752	1,001,596
Black Knight, Inc.†	2,789	200,808
Ceridian HCM Holding, Inc.†	2,270	255,647
Clarivate PLC†	3,080	67,452
Coupa Software, Inc.†	3,292	721,541
DoubleVerify Holdings, Inc.†	3,842	131,243
Everbridge, Inc.†	753	113,733
Guidewire Software, Inc.†	12,055	1,432,978
HubSpot, Inc.†	2,000	1,352,180
Manhattan Associates, Inc.†	2,412	369,108
New Relic, Inc.†	1,013	72,703
Palantir Technologies, Inc.†	31,912	767,165
Paycom Software, Inc.†	9,063	4,492,982
Paycor HCM, Inc.†	3,190	112,160
Pegasystems, Inc.	756	96,088
Qualtrics International, Inc.† Class A	4,001	171,003
SS&C Technologies Holdings, Inc.	2,458	170,585
Tyler Technologies, Inc.†	1,654	758,607
UiPath, Inc., Class A†	6,566	345,437
Security Description	Shares	Value (Note 2)
Enterprise Software/Service (continued)
Veeva Systems, Inc., Class A†	6,176	$1,779,738
Workday, Inc., Class A†	6,676	1,668,266
Workiva, Inc.†	1,000	140,960
		16,948,166
Entertainment Software — 0.4%
Electronic Arts, Inc.	800	113,800
Playtika Holding Corp.†	2,040	56,365
Skillz, Inc.†	5,782	56,779
Take-Two Interactive Software, Inc.†	1,201	185,038
Unity Software, Inc.†	2,923	369,029
Zynga, Inc., Class A†	28,337	213,378
		994,389
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	304	17,453
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	13	7,609
Finance-Consumer Loans — 0.2%
Synchrony Financial	2,088	102,062
Upstart Holdings, Inc.†	885	280,049
		382,111
Finance-Credit Card — 0.4%
Discover Financial Services	7,233	888,574
Western Union Co.	1,989	40,218
		928,792
Finance-Investment Banker/Broker — 0.6%
Tradeweb Markets, Inc., Class A	19,479	1,573,514
Finance-Mortgage Loan/Banker — 0.0%
Rocket Cos., Inc., Class A	2,712	43,501
UWM Holdings Corp.	875	6,081
		49,582
Finance-Other Services — 0.1%
Cboe Global Markets, Inc.	900	111,474
Nasdaq, Inc.	606	116,970
		228,444
Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†	1,274	222,975
Food-Confectionery — 0.3%
Hershey Co.	5,051	854,882
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	1,100	86,834
Food-Misc./Diversified — 0.2%
Beyond Meat, Inc.†	987	103,892
Kellogg Co.	2,195	140,304
Lamb Weston Holdings, Inc.	848	52,042
McCormick & Co., Inc.	1,000	81,030
		377,268
Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	290	12,215
Funeral Services & Related Items — 0.0%
Service Corp. International	1,500	90,390

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Garden Products — 0.0%
Scotts Miracle-Gro Co.	806	$117,966
Gold Mining — 0.0%
Kirkland Lake Gold, Ltd.	1,900	79,021
Healthcare Safety Devices — 0.1%
Tandem Diabetes Care, Inc.†	1,127	134,541
Home Furnishings — 0.1%
Tempur Sealy International, Inc.	3,573	165,823
Hotels/Motels — 0.6%
Choice Hotels International, Inc.	684	86,437
Hilton Worldwide Holdings, Inc.†	9,106	1,202,994
Travel & Leisure Co.	1,106	60,310
Wyndham Hotels & Resorts, Inc.	1,136	87,688
		1,437,429
Human Resources — 0.3%
Paylocity Holding Corp.†	2,066	579,307
Robert Half International, Inc.	1,892	189,824
		769,131
Independent Power Producers — 0.0%
NRG Energy, Inc.	2,169	88,560
Industrial Automated/Robotic — 0.5%
Cognex Corp.	5,558	445,863
Rockwell Automation, Inc.	2,565	754,212
		1,200,075
Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	847	1,166,624
Woodward, Inc.	950	107,540
		1,274,164
Instruments-Scientific — 0.2%
Waters Corp.†	1,117	399,104
Insurance Brokers — 0.1%
Arthur J. Gallagher & Co.	1,600	237,840
Brown & Brown, Inc.	267	14,805
		252,645
Insurance-Life/Health — 0.0%
GoHealth, Inc., Class A†	807	4,059
Lincoln National Corp.	559	38,431
		42,490
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	4,100	288,025
Insurance-Property/Casualty — 0.1%
Alleghany Corp.†	29	18,108
Arch Capital Group, Ltd.†	1,790	68,342
Assurant, Inc.	650	102,538
Erie Indemnity Co., Class A	341	60,841
Lemonade, Inc.†	78	5,227
Markel Corp.†	46	54,976
		310,032
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	177	44,388
Security Description	Shares	Value (Note 2)
Insurance-Reinsurance (continued)
RenaissanceRe Holdings, Ltd.	405	$56,457
		100,845
Internet Application Software — 1.0%
Anaplan, Inc.†	7,158	435,851
Okta, Inc.†	4,840	1,148,725
Squarespace, Inc., Class A†	726	28,053
Wix.com, Ltd.†	1,593	312,180
Zendesk, Inc.†	3,887	452,408
		2,377,217
Internet Content-Entertainment — 3.1%
Pinterest, Inc., Class A†	22,593	1,151,113
Roku, Inc.†	4,887	1,531,341
Snap, Inc., Class A†	15,322	1,131,836
Spotify Technology SA†	16,687	3,760,249
Twitter, Inc.†	1,609	97,168
		7,671,707
Internet Content-Information/News — 0.2%
IAC/InterActiveCorp†	1,639	213,545
Vimeo, Inc.†	9,210	270,498
		484,043
Internet Gambling — 1.1%
DraftKings, Inc., Class A†	57,075	2,748,732
Internet Security — 0.8%
Mandiant Inc.†	1,348	23,994
NortonLifeLock, Inc.	2,860	72,358
Palo Alto Networks, Inc.†	3,758	1,800,082
		1,896,434
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	1,248	329,622
Apollo Global Management, Inc.	3,560	219,260
LPL Financial Holdings, Inc.	1,563	245,016
Raymond James Financial, Inc.	186	17,164
T. Rowe Price Group, Inc.	1,465	288,166
		1,099,228
Lasers-System/Components — 0.0%
Coherent, Inc.†	430	107,539
Lighting Products & Systems — 0.4%
Universal Display Corp.	5,969	1,020,460
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,128	145,275
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	2,805	151,077
Vertiv Holdings Co.	5,522	133,025
		284,102
Machinery-Farming — 0.1%
AGCO Corp.	120	14,704
Toro Co.	2,895	282,002
		296,706
Machinery-General Industrial — 0.6%
IDEX Corp.	400	82,780
Middleby Corp.†	7,833	1,335,605

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-General Industrial (continued)
Nordson Corp.	195	$46,439
Otis Worldwide Corp.	1,700	139,876
		1,604,700
Machinery-Pumps — 0.2%
Graco, Inc.	3,148	220,266
Xylem, Inc.	2,317	286,566
		506,832
Medical Instruments — 0.3%
Bio-Techne Corp.	1,260	610,558
Bruker Corp.	3,259	254,528
		865,086
Medical Labs & Testing Services — 0.7%
Catalent, Inc.†	3,050	405,863
Charles River Laboratories International, Inc.†	917	378,418
IQVIA Holdings, Inc.†	2,951	706,883
Ortho Clinical Diagnostics Holdings PLC†	4,474	82,680
PPD, Inc.†	1,286	60,172
Sotera Health Co.†	1,952	51,045
Syneos Health, Inc.†	258	22,570
		1,707,631
Medical Products — 3.4%
ABIOMED, Inc.†	7,247	2,359,043
Align Technology, Inc.†	3,675	2,445,455
Cooper Cos., Inc.	266	109,941
Globus Medical, Inc., Class A†	77	5,900
Hologic, Inc.†	2,619	193,308
Inspire Medical Systems, Inc.†	3,649	849,779
Masimo Corp.†	712	192,746
Novocure, Ltd.†	4,378	508,592
Penumbra, Inc.†	1,754	467,441
Shockwave Medical, Inc.†	450	92,646
STERIS PLC	1,129	230,632
West Pharmaceutical Services, Inc.	2,653	1,126,305
		8,581,788
Medical-Biomedical/Gene — 4.0%
ACADIA Pharmaceuticals, Inc.†	3,900	64,779
Acceleron Pharma, Inc.†	2,236	384,816
Alnylam Pharmaceuticals, Inc.†	4,479	845,680
Apellis Pharmaceuticals, Inc.†	7,979	262,988
Argenx SE ADR†	717	216,534
Ascendis Pharma A/S ADR†	4,255	678,204
Bio-Rad Laboratories, Inc., Class A†	465	346,867
BioMarin Pharmaceutical, Inc.†	1,050	81,155
BioNTech SE ADR†	1,085	296,194
Blueprint Medicines Corp.†	1,400	143,934
Certara, Inc.†	927	30,684
CRISPR Therapeutics AG†	700	78,351
CureVac NV†	1,044	57,023
Denali Therapeutics, Inc.†	1,401	70,680
Exact Sciences Corp.†	17,249	1,646,417
Exelixis, Inc.†	10,103	213,577
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Fate Therapeutics, Inc.†	1,000	$59,270
Genmab A/S ADR†	6,216	271,639
Guardant Health, Inc.†	3,335	416,908
Horizon Therapeutics PLC†	2,502	274,069
Incyte Corp.†	8,132	559,319
Ionis Pharmaceuticals, Inc.†	4,337	145,463
Iovance Biotherapeutics, Inc.†	879	21,676
Kodiak Sciences, Inc.†	6,863	658,711
Maravai LifeSciences Holdings, Inc., Class A†	1,994	97,866
Mirati Therapeutics, Inc.†	1,143	202,208
Novavax, Inc.†	1,450	300,599
Pacific Biosciences of California, Inc.†	2,700	68,985
Royalty Pharma PLC, Class A	5,762	208,239
Seagen, Inc.†	5,066	860,207
TG Therapeutics, Inc.†	1,606	53,448
Ultragenyx Pharmaceutical, Inc.†	1,974	178,035
United Therapeutics Corp.†	500	92,290
		9,886,815
Medical-Drugs — 0.1%
Reata Pharmaceuticals, Inc., Class A†	1,522	153,128
Medical-HMO — 0.1%
Centene Corp.†	1,452	90,474
Molina Healthcare, Inc.†	822	223,017
		313,491
Medical-Hospitals — 0.0%
Acadia Healthcare Co., Inc.†	1,446	92,226
Medical-Outpatient/Home Medical — 0.6%
Amedisys, Inc.†	1,558	232,298
Chemed Corp.	79	36,745
Oak Street Health, Inc.†	28,506	1,212,360
Teladoc Health, Inc.†	768	97,390
		1,578,793
Medical-Wholesale Drug Distribution — 1.2%
Cardinal Health, Inc.	3,372	166,779
GoodRx Holdings, Inc., Class A†	39,982	1,640,062
McKesson Corp.	6,025	1,201,264
		3,008,105
Multimedia — 0.1%
FactSet Research Systems, Inc.	939	370,698
Networking Products — 1.0%
Arista Networks, Inc.†	7,298	2,507,885
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	2,900	348,174
Waste Connections, Inc.	3,198	402,724
		750,898
Office Automation & Equipment — 0.5%
Zebra Technologies Corp., Class A†	2,311	1,191,136
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	1,888	391,212

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production — 0.7%
Cabot Oil & Gas Corp.	917	$19,954
Cimarex Energy Co.	395	34,444
Continental Resources, Inc.	131	6,046
Devon Energy Corp.	12,900	458,079
Diamondback Energy, Inc.	1,681	159,140
Hess Corp.	370	28,901
Occidental Petroleum Corp.	2,108	62,355
Pioneer Natural Resources Co.	4,591	764,447
Venture Global LNG, Inc., Series B†(1)(2)	3	13,770
Venture Global LNG, Inc., Series C†(1)(2)	42	192,784
		1,739,920
Oil-Field Services — 0.0%
Halliburton Co.	923	19,955
Oil-U.S. Royalty Trusts — 0.1%
Texas Pacific Land Corp.	116	140,286
Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	4,018	288,894
Patient Monitoring Equipment — 0.9%
Insulet Corp.†	7,745	2,201,361
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	1,099	82,469
Physicians Practice Management — 0.0%
agilon health, Inc.†	4,175	109,427
Pipelines — 0.2%
Cheniere Energy, Inc.†	4,602	449,477
New Fortress Energy LLC	520	14,430
		463,907
Poultry — 0.0%
Pilgrim's Pride Corp.†	382	11,109
Power Converter/Supply Equipment — 0.5%
Generac Holdings, Inc.†	2,800	1,144,276
Private Equity — 0.6%
Ares Management Corp., Class A	19,337	1,427,651
Professional Sports — 0.0%
Madison Square Garden Sports Corp.†	142	26,405
Racetracks — 0.4%
Churchill Downs, Inc.	724	173,818
Penn National Gaming, Inc.†	10,441	756,555
		930,373
Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities, Inc.	900	171,963
CoreSite Realty Corp.	673	93,237
CubeSmart	6,900	334,305
Equity LifeStyle Properties, Inc.	6,902	539,046
Extra Space Storage, Inc.	229	38,470
Iron Mountain, Inc.	3,961	172,106
Lamar Advertising Co., Class A	1,478	167,679
SBA Communications Corp.	886	292,885
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Simon Property Group, Inc.	5,569	$723,803
		2,533,494
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	348	33,881
eXp World Holdings, Inc.	1,800	71,586
WeWork Cos., Inc., Class A†(1)(2)	173	1,288
		106,755
Recreational Centers — 0.5%
Planet Fitness, Inc., Class A†	14,597	1,146,594
Recreational Vehicles — 0.4%
Brunswick Corp.	195	18,578
Polaris, Inc.	8,899	1,064,854
		1,083,432
Rental Auto/Equipment — 0.2%
United Rentals, Inc.†	1,468	515,165
Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp.†	580	24,650
Vail Resorts, Inc.	784	261,895
		286,545
Respiratory Products — 0.5%
ResMed, Inc.	4,394	1,158,039
Retail-Apparel/Shoe — 3.2%
Burlington Stores, Inc.†	3,017	855,531
Lululemon Athletica, Inc.†	14,076	5,696,557
Ross Stores, Inc.	11,698	1,273,327
Victoria's Secret & Co.†	877	48,463
		7,873,878
Retail-Auto Parts — 0.6%
AutoZone, Inc.†	416	706,364
O'Reilly Automotive, Inc.†	1,383	845,096
		1,551,460
Retail-Automobile — 0.5%
CarMax, Inc.†	2,575	329,497
Carvana Co.†	3,124	942,011
Lithia Motors, Inc.	52	16,486
Vroom, Inc.†	565	12,470
		1,300,464
Retail-Catalog Shopping — 0.0%
Warby Parker, Inc., Class A†	531	28,170
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,130	119,452
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	400	75,380
Retail-Discount — 0.6%
BJ's Wholesale Club Holdings, Inc.†	4,600	252,632
Dollar Tree, Inc.†	1,300	124,436
Ollie's Bargain Outlet Holdings, Inc.†	17,343	1,045,436
		1,422,504

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Floor Coverings — 1.1%
Floor & Decor Holdings, Inc., Class A†	22,471	$2,714,272
Retail-Gardening Products — 0.5%
Tractor Supply Co.	5,558	1,126,106
Retail-Home Furnishings — 0.4%
RH†	677	451,498
Williams-Sonoma, Inc.	2,518	446,517
		898,015
Retail-Major Department Stores — 0.0%
Nordstrom, Inc.†	1,829	48,377
Retail-Misc./Diversified — 1.2%
Bath & Body Works, Inc.	2,765	174,278
Five Below, Inc.†	15,241	2,694,761
GameStop Corp., Class A†	1,261	221,268
		3,090,307
Retail-Perfume & Cosmetics — 0.8%
Ulta Beauty, Inc.†	5,195	1,874,979
Retail-Pet Food & Supplies — 0.0%
Freshpet, Inc.†	801	114,295
Petco Health & Wellness Co., Inc.†	69	1,456
		115,751
Retail-Restaurants — 2.6%
Chipotle Mexican Grill, Inc.†	2,470	4,489,274
Darden Restaurants, Inc.	1,735	262,800
Domino's Pizza, Inc.	1,763	840,881
Papa John's International, Inc.	1,392	176,770
Restaurant Brands International, Inc.	3,492	213,675
Wendy's Co.	3,499	75,858
Yum China Holdings, Inc.	2,887	167,764
Yum! Brands, Inc.	2,399	293,422
		6,520,444
Savings & Loans/Thrifts — 0.0%
Sterling Bancorp	297	7,413
Schools — 1.0%
2U, Inc.†	15,545	521,846
Bright Horizons Family Solutions, Inc.†	2,302	320,945
Chegg, Inc.†	23,730	1,614,114
Grand Canyon Education, Inc.†	900	79,164
		2,536,069
Semiconductor Equipment — 1.3%
Allegro MicroSystems, Inc.†	789	25,216
Brooks Automation, Inc.	1,185	121,285
Entegris, Inc.	8,575	1,079,593
KLA Corp.	570	190,671
MKS Instruments, Inc.	7,384	1,114,319
Teradyne, Inc.	7,514	820,303
		3,351,387
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	650	125,489
Security Description	Shares	Value (Note 2)
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,255	$103,625
Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc.	1,188	128,506
Valmont Industries, Inc.	600	141,072
		269,578
Steel-Producers — 0.1%
Steel Dynamics, Inc.	2,812	164,446
Technology Services — 0.0%
Gitlab, Inc., Class B†(1)(2)	2,088	83,520
Magic Leap, Inc., Class A†(1)(2)	9	107
		83,627
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	5,053	184,384
Telecom Services — 0.0%
Switch, Inc., Class A	2,251	57,153
Telecommunication Equipment — 0.0%
CommScope Holding Co., Inc.†	3,941	53,558
Television — 0.0%
Nexstar Media Group, Inc., Class A	54	8,206
World Wrestling Entertainment, Inc., Class A	755	42,476
		50,682
Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,010	92,041
Therapeutics — 0.2%
Agios Pharmaceuticals, Inc.†	1,500	69,225
Neurocrine Biosciences, Inc.†	4,120	395,149
Sarepta Therapeutics, Inc.†	1,499	138,628
		603,002
Tools-Hand Held — 0.0%
MSA Safety, Inc.	207	30,160
Toys — 0.1%
Mattel, Inc.†	6,847	127,080
Transport-Rail — 0.1%
Kansas City Southern	475	128,554
Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	511	44,457
Expeditors International of Washington, Inc.	3,359	400,158
		444,615
Transport-Truck — 0.6%
JB Hunt Transport Services, Inc.	1,966	328,754
Landstar System, Inc.	1,191	187,964
Old Dominion Freight Line, Inc.	3,325	950,883
XPO Logistics, Inc.†	1,629	129,636
		1,597,237
Travel Services — 0.0%
Virgin Galactic Holdings, Inc.†	3,229	81,694
Veterinary Diagnostics — 0.4%
Elanco Animal Health, Inc.†	28,250	900,893

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	340	$14,409
Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	1,650	115,005
VeriSign, Inc.†	372	76,264
		191,269
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	1,525	354,288
Ubiquiti, Inc.	115	34,347
		388,635
Total Common Stocks (cost $181,542,877)		241,294,230
CONVERTIBLE PREFERRED SECURITIES — 0.5%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)	6,300	0
Applications Software — 0.2%
Tanium, Inc., Series G(1)(2)	32,619	371,700
Computer Data Security — 0.0%
Snyk, Ltd., Series F(1)(2)	7,125	102,205
Decision Support Software — 0.2%
Databricks, Inc. Series F(1)(2)	1,680	370,360
Databricks, Inc. Series G(1)(2)	162	35,713
Databricks, Inc. Series H(1)(2)	364	80,245
		486,318
E-Commerce/Services — 0.1%
Rappi, Inc., Series E(1)(2)	1,959	126,205
Internet Application Software — 0.0%
DataRobot, Inc. Series G(1)(2)	2,952	80,768
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Series D-1(1)(2)	3,588	26,705
WeWork Cos., Inc., Series D-2(1)(2)	2,819	20,982
		47,687
Total Convertible Preferred Securities (cost $818,550)		1,214,883
EXCHANGE-TRADED FUNDS — 1.8%
iShares Russell Midcap Growth Index Fund (cost $10,135,840)	39,532	4,430,351
Total Long-Term Investment Securities (cost $192,497,267)		246,939,464
Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(4)	$138,404	$138,404
T. Rowe Price Government Reserve Fund 0.05%(4)	100	100
		138,504
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.10% due 12/30/2021(5)	60,000	59,995
Total Short-Term Investment Securities (cost $198,489)		198,499
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 09/30/2021, to be repurchased 10/01/2021 in the amount of $441,000 and collateralized by $452,200 of United States Treasury Notes, bearing interest at 1.25% due 09/30/2028 and having an approximate value of $449,868	441,000	441,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	475,000	475,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	330,000	330,000
BNP Paribas SA Joint Repurchase Agreement(3)	285,000	285,000
Deutsche Bank AG Joint Repurchase Agreement(3)	525,000	525,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	505,000	505,000
Total Repurchase Agreements (cost $2,561,000)		2,561,000
TOTAL INVESTMENTS (cost $195,256,756)(6)	100.0%	249,698,963
Liabilities in excess of other assets	(0.0)	(60,792)
NET ASSETS	100.0%	$249,638,171

†  Non-income producing security

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

(1)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.	12/15/2020	15	$25,562	$25,562	$1,704.13	0.01%
Databricks, Inc.	07/24/2020	468	22,481
	08/28/2020	221	10,608
		689	33,089	151,892	220.45	0.06
Gitlab, Inc., Class B	12/15/2020	2,088	84,146	83,520	40.00	0.03
The Honest Company, Inc. Lock-Up Shares	08/20/2014	9,125	116,806	93,887	10.29	0.04
Magic Leap, Inc., Class A	12/28/2015	9	114,566	107	11.89	0.00
Procore Technologies, Inc. Lock-Up Shares	05/20/2021	661	35,711	56,101	84.87	0.02
Snyk, Ltd.	06/25/2021	4,274	61,308	61,308	14.34	0.03
Tanium, Inc., Class B	09/24/2020	1,910	21,765	21,765	11.40	0.01
Venture Global LNG, Inc., Series B	03/08/2018	3	9,060	13,770	4,590.00	0.01
Venture Global LNG, Inc., Series C	10/16/2017	39	147,069
	03/09/2018	3	9,060
		42	156,129	192,784	4,590.10	0.08
WeWork Cos., Inc., Class A	05/26/2017	173	2,451	1,288	7.45	0.00
Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities
Databricks, Inc. Series F	10/22/2019	1,680	$72,153	$370,360	$220.45	0.15%
Databricks, Inc. Series G	02/01/2021	162	28,734	35,713	220.45	0.02
Databricks, Inc. Series H	08/31/2021	364	80,245	80,245	220.45	0.03
DataRobot, Inc. Series G	06/11/2021	2,952	80,768	80,768	27.36	0.03
Nanigans, Inc., Series B	03/16/2015	6,300	68,787	0	0.00	0.00
Rappi, Inc., Series E	09/08/2020	1,959	117,042	126,205	64.42	0.05
Snyk, Ltd., Series F	09/03/2021	7,125	102,205	102,205	14.34	0.04
Tanium, Inc., Series G	08/26/2015	32,619	161,930	371,700	11.40	0.15
WeWork Cos., Inc., Series D-1	12/09/2014	3,588	59,744	26,705	7.44	0.01
WeWork Cos., Inc., Series D-2	12/09/2014	2,819	46,940	20,982	7.44	0.01
				$1,916,760		0.78%

(2)  Securities classified as Level 3 (see Note 2).

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  The rate shown is the 7-day yield as of September 30, 2021.

(5)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(6)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P MidCap 400 E-Mini Index	December 2021	$533,328	$526,640	$(6,688)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$3,901,106	$56,101	$21,765	$3,978,972
Computer Data Security	5,526,516	—	61,308	5,587,824
Computer Graphics	—	—	25,562	25,562
Decision Support Software	1,472,791	—	151,892	1,624,683
E-Commerce/Products	1,936,674	93,887	—	2,030,561
Medical-Biomedical/Gene	9,670,281	216,534	—	9,886,815
Oil Companies-Exploration & Production	1,533,366	—	206,554	1,739,920
Real Estate Management/Services	105,467	—	1,288	106,755
Technology Services	—	—	83,627	83,627
Other Industries	216,229,511	—	—	216,229,511
Convertible Preferred Securities	—	—	1,214,883	1,214,883
Exchange-Traded Funds	4,430,351	—	—	4,430,351
Short-Term Investment Securities:
Registered Investment Companies	138,504	—	—	138,504
U.S. Government Treasuries	—	59,995	—	59,995
Repurchase Agreements	—	2,561,000	—	2,561,000
Total Investments at Value	$244,944,567	$2,987,517	$1,766,879	$249,698,963
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$6,688	$—	$—	$6,688

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	8.2%
Electric-Integrated	5.4
Banks-Commercial	3.3
Oil Companies-Exploration & Production	3.2
Insurance-Multi-line	2.5
Medical Products	2.2
Registered Investment Companies	2.1
Banks-Fiduciary	1.9
Diversified Manufacturing Operations	1.7
Insurance Brokers	1.7
Chemicals-Diversified	1.7
Insurance-Life/Health	1.7
Banks-Super Regional	1.6
Medical-Wholesale Drug Distribution	1.5
Medical Labs & Testing Services	1.3
Food-Misc./Diversified	1.2
Dental Supplies & Equipment	1.2
Gold Mining	1.2
Investment Management/Advisor Services	1.2
Computer Services	1.2
Agricultural Operations	1.2
Medical-Hospitals	1.1
Building & Construction Products-Misc.	1.1
Electronic Components-Semiconductors	1.1
Containers-Paper/Plastic	1.1
Pipelines	1.1
Oil-Field Services	1.0
Auto-Heavy Duty Trucks	1.0
Apparel Manufacturers	0.9
Insurance-Property/Casualty	0.9
Oil Companies-Integrated	0.9
Agricultural Biotech	0.9
Insurance-Reinsurance	0.8
Cable/Satellite TV	0.8
Publishing-Newspapers	0.8
Non-Ferrous Metals	0.8
Distribution/Wholesale	0.7
Airlines	0.7
Food-Baking	0.7
Medical-Biomedical/Gene	0.7
Commercial Services-Finance	0.7
Building Products-Cement	0.7
Machinery-General Industrial	0.7
Aerospace/Defense-Equipment	0.6
Oil Refining & Marketing	0.6
Electronic Measurement Instruments	0.6
Building Products-Air & Heating	0.6
Building-Residential/Commercial	0.6
Food-Wholesale/Distribution	0.6
Auto/Truck Parts & Equipment-Original	0.6
Chemicals-Specialty	0.6
Retail-Restaurants	0.6
Broadcast Services/Program	0.6
Gas-Distribution	0.6
Medical-Drugs	0.6
Commercial Services	0.6
Machinery-Pumps	0.6
Tools-Hand Held	0.6
Food-Retail	0.5
Wireless Equipment	0.5
Electric-Distribution	0.5%
Electronic Components-Misc.	0.5
Aerospace/Defense	0.5
Medical-Generic Drugs	0.5
Finance-Consumer Loans	0.4
Independent Power Producers	0.4
Office Automation & Equipment	0.4
Enterprise Software/Service	0.4
Finance-Credit Card	0.4
Transport-Truck	0.4
Retail-Auto Parts	0.4
Finance-Other Services	0.4
Non-Hazardous Waste Disposal	0.4
Diagnostic Equipment	0.4
Schools	0.4
Finance-Investment Banker/Broker	0.4
Recreational Vehicles	0.4
Semiconductor Equipment	0.4
Consumer Products-Misc.	0.4
Telecom Equipment-Fiber Optics	0.4
Food-Catering	0.4
Containers-Metal/Glass	0.4
Investment Companies	0.4
Metal-Copper	0.4
Retail-Discount	0.3
Semiconductor Components-Integrated Circuits	0.3
Machinery-Electrical	0.3
Dialysis Centers	0.3
Building Products-Wood	0.3
Coatings/Paint	0.3
Steel-Producers	0.3
Entertainment Software	0.3
Electronic Connectors	0.3
Silver Mining	0.3
Savings & Loans/Thrifts	0.3
Hotels/Motels	0.3
Transport-Services	0.3
Food-Confectionery	0.3
Exchange-Traded Funds	0.2
Rental Auto/Equipment	0.2
Brewery	0.2
Cruise Lines	0.2
Medical-HMO	0.2
Footwear & Related Apparel	0.2
Beverages-Non-alcoholic	0.2
Toys	0.2
Home Decoration Products	0.2
Real Estate Management/Services	0.2
Private Equity	0.2
Internet Content-Entertainment	0.2
Multimedia	0.2
Water	0.2
Oil Field Machinery & Equipment	0.2
Computers	0.2
Publishing-Books	0.2
Retail-Automobile	0.2
Electric Products-Misc.	0.2
Food-Meat Products	0.2
Computer Aided Design	0.2
Computer Software	0.2

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited) (continued)

Industry Allocation* (continued)
Telephone-Integrated	0.2%
Web Hosting/Design	0.1
Textile-Home Furnishings	0.1
Advertising Agencies	0.1
Machinery-Farming	0.1
Batteries/Battery Systems	0.1
Applications Software	0.1
Medical Information Systems	0.1
Engineering/R&D Services	0.1
Finance-Auto Loans	0.1
Medical-Outpatient/Home Medical	0.1
Computers-Memory Devices	0.1
Agricultural Chemicals	0.1
Computer Data Security	0.1
Paper & Related Products	0.1
Energy-Alternate Sources	0.1
Casino Hotels	0.1
Retail-Consumer Electronics	0.1
Soap & Cleaning Preparation	0.1
Disposable Medical Products	0.1
Industrial Automated/Robotic	0.1
Real Estate Operations & Development	0.1
Transport-Rail	0.1
Professional Sports	0.1
Diagnostic Kits	0.1
Retail-Major Department Stores	0.1
Consulting Services	0.1
Electronic Parts Distribution	0.1
Data Processing/Management	0.1
Repurchase Agreements	0.1
Decision Support Software	0.1
Veterinary Diagnostics	0.1
Internet Security	0.1
Appliances	0.1
E-Commerce/Services	0.1
Water Treatment Systems	0.1
Internet Infrastructure Software	0.1
Retail-Apparel/Shoe	0.1
Hazardous Waste Disposal	0.1
Radio	0.1
Pastoral & Agricultural	0.1
Racetracks	0.1
Internet Content-Information/News	0.1
99.4%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	4,367	$160,138
Omnicom Group, Inc.	2,374	172,020
		332,158
Aerospace/Defense — 0.5%
Rolls-Royce Holdings PLC†	293,651	552,456
Spirit AeroSystems Holdings, Inc., Class A	826	36,501
Teledyne Technologies, Inc.†	512	219,945
TransDigm Group, Inc.†	410	256,073
		1,064,975
Aerospace/Defense-Equipment — 0.6%
HEICO Corp.	338	44,572
HEICO Corp., Class A	594	70,348
Hexcel Corp.†	931	55,292
Howmet Aerospace, Inc.	15,901	496,111
L3Harris Technologies, Inc.	3,850	847,924
		1,514,247
Agricultural Biotech — 0.9%
Corteva, Inc.	48,091	2,023,669
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,382	132,963
Mosaic Co.	3,849	137,487
		270,450
Agricultural Operations — 1.1%
Archer-Daniels-Midland Co.	13,768	826,218
Bunge, Ltd.	21,744	1,768,222
		2,594,440
Airlines — 0.7%
Alaska Air Group, Inc.†	7,874	461,416
American Airlines Group, Inc.†	7,113	145,959
Copa Holdings SA, Class A†	351	28,564
Delta Air Lines, Inc.†	5,811	247,607
JetBlue Airways Corp.†	3,526	53,913
Southwest Airlines Co.†	12,378	636,600
United Airlines Holdings, Inc.†	3,602	171,347
		1,745,406
Apparel Manufacturers — 0.9%
Capri Holdings, Ltd.†	1,645	79,634
Carter's, Inc.	480	46,675
Columbia Sportswear Co.	417	39,965
Deckers Outdoor Corp.†	264	95,093
Hanesbrands, Inc.	1,554	26,667
PVH Corp.†	4,443	456,696
Ralph Lauren Corp.	7,183	797,600
Tapestry, Inc.	2,798	103,582
Under Armour, Inc., Class A†	2,099	42,358
Under Armour, Inc., Class C†	2,206	38,649
Urban Outfitters, Inc.†	10,898	323,562
VF Corp.	1,288	86,283
		2,136,764
Appliances — 0.1%
Whirlpool Corp.	683	139,236
Security Description	Shares	Value (Note 2)
Applications Software — 0.1%
C3.ai, Inc., Class A† Class A	280	$12,975
CDK Global, Inc.	1,147	48,805
Concentrix Corp.†	469	83,013
Datto Holding Corp.†	265	6,333
Duck Creek Technologies, Inc.†	621	27,473
Jamf Holding Corp.†	90	3,467
Medallia, Inc.†	533	18,053
N-Able, Inc.†	440	5,460
Nuance Communications, Inc.†	1,968	108,319
Procore Technologies, Inc.†	31	2,770
		316,668
Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	715	62,920
Auto Repair Centers — 0.0%
Driven Brands Holdings, Inc.†	599	17,305
Mister Car Wash, Inc.†	91	1,661
		18,966
Auto-Heavy Duty Trucks — 1.0%
Cummins, Inc.	1,599	359,071
PACCAR, Inc.	24,814	1,958,321
TuSimple Holdings, Inc., Class A†	328	12,179
		2,329,571
Auto/Truck Parts & Equipment-Original — 0.6%
Allison Transmission Holdings, Inc.	282	9,960
Aptiv PLC†	2,457	366,019
BorgWarner, Inc.	2,669	115,328
Gentex Corp.	2,663	87,826
Lear Corp.	5,188	811,818
QuantumScape Corp.†	655	16,074
		1,407,025
Banks-Commercial — 3.3%
Bank of Hawaii Corp.	443	36,401
Bank OZK	1,369	58,840
BOK Financial Corp.	340	30,447
Citizens Financial Group, Inc.	3,896	183,034
Commerce Bancshares, Inc.	1,185	82,571
Cullen/Frost Bankers, Inc.	636	75,442
East West Bancorp, Inc.	7,308	566,662
First Citizens BancShares, Inc., Class A	67	56,492
First Hawaiian, Inc.	1,450	42,558
First Horizon Corp.	6,097	99,320
First Republic Bank	1,984	382,674
FNB Corp.	3,547	41,216
M&T Bank Corp.	1,429	213,407
PacWest Bancorp	1,292	58,554
Pinnacle Financial Partners, Inc.	828	77,898
Popular, Inc.	8,288	643,729
Prosperity Bancshares, Inc.	7,131	507,228
Regions Financial Corp.	10,713	228,294
Signature Bank	2,867	780,627
SVB Financial Group†	1,665	1,077,055
Synovus Financial Corp.	1,498	65,747
Umpqua Holdings Corp.	24,038	486,770

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Webster Financial Corp.	1,003	$54,623
Westamerica BanCorp	12,341	694,305
Western Alliance Bancorp	532	57,892
Wintrust Financial Corp.	5,123	411,736
Zions Bancorp NA	13,761	851,668
		7,865,190
Banks-Fiduciary — 1.9%
Northern Trust Corp.	17,725	1,910,932
State Street Corp.	30,571	2,589,975
		4,500,907
Banks-Super Regional — 1.6%
Comerica, Inc.	8,097	651,809
Fifth Third Bancorp	50,280	2,133,883
Huntington Bancshares, Inc.	16,333	252,508
KeyCorp	40,293	871,135
		3,909,335
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	8,251	322,202
Beverages-Non-alcoholic — 0.2%
Coca-Cola Europacific Partners PLC	8,986	496,836
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	256	16,044
Brown-Forman Corp., Class B	1,030	69,020
		85,064
Brewery — 0.2%
Carlsberg A/S, Class B	2,965	482,332
Molson Coors Beverage Co., Class B	1,989	92,250
		574,582
Broadcast Services/Program — 0.6%
Discovery, Inc., Class A†	1,840	46,699
Discovery, Inc., Class C†	18,036	437,734
Fox Corp., Class A	17,419	698,676
Fox Corp., Class B	1,694	62,881
Liberty Media Corp. - Liberty Formula One, Series A†	278	13,080
Liberty Media Corp. - Liberty Formula One, Series C†	2,208	113,513
		1,372,583
Building & Construction Products-Misc. — 1.1%
Armstrong World Industries, Inc.	3,551	339,014
AZEK Co., Inc.†	567	20,713
Builders FirstSource, Inc.†	2,283	118,122
Fortune Brands Home & Security, Inc.	6,891	616,193
Louisiana-Pacific Corp.	980	60,143
Owens Corning	6,968	595,764
Summit Materials, Inc., Class A†	28,932	924,956
		2,674,905
Building & Construction-Misc. — 0.0%
Frontdoor, Inc.†	303	12,696
TopBuild Corp.†	63	12,903
		25,599
Security Description	Shares	Value (Note 2)
Building Products-Air & Heating — 0.6%
Carrier Global Corp.	5,156	$266,875
Hayward Holdings, Inc.†	427	9,496
Johnson Controls International PLC	15,798	1,075,528
Lennox International, Inc.	373	109,725
		1,461,624
Building Products-Cement — 0.7%
Eagle Materials, Inc.	458	60,072
Martin Marietta Materials, Inc.	693	236,784
MDU Resources Group, Inc.	2,221	65,897
Vulcan Materials Co.	7,219	1,221,166
		1,583,919
Building Products-Wood — 0.3%
Masco Corp.	13,288	738,148
Building-Heavy Construction — 0.0%
MasTec, Inc.†	625	53,925
Building-Maintenance & Services — 0.0%
Rollins, Inc.	179	6,324
Terminix Global Holdings, Inc.†	1,390	57,921
		64,245
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	352	43,212
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	2,176	182,719
Lennar Corp., Class A	3,024	283,288
Lennar Corp., Class B	174	13,501
NVR, Inc.†	12	57,529
PulteGroup, Inc.	2,042	93,769
Toll Brothers, Inc.	14,787	817,573
		1,448,379
Cable/Satellite TV — 0.8%
Altice USA, Inc., Class A†	8,868	183,745
Cable One, Inc.	28	50,768
DISH Network Corp., Class A†	14,646	636,515
Liberty Broadband Corp., Class A†	276	46,465
Liberty Broadband Corp., Class C†	5,308	916,691
Sirius XM Holdings, Inc.	10,040	61,244
		1,895,428
Casino Hotels — 0.1%
Boyd Gaming Corp.†	720	45,547
MGM Resorts International	4,467	192,751
		238,298
Casino Services — 0.0%
Caesars Entertainment, Inc.†	861	96,673
Chemicals-Diversified — 1.7%
Celanese Corp.	4,967	748,229
DuPont de Nemours, Inc.	8,255	561,257
Eastman Chemical Co.	9,860	993,296
FMC Corp.	3,885	355,711
Huntsman Corp.	2,348	69,477
LyondellBasell Industries NV, Class A	2,569	241,101
Olin Corp.	1,480	71,410
PPG Industries, Inc.	3,507	501,536
Westlake Chemical Corp.	4,329	394,545
		3,936,562

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty — 0.6%
Albemarle Corp.	1,295	$283,566
Ashland Global Holdings, Inc.	6,348	565,734
Chemours Co.	889	25,834
Diversey Holdings, Ltd.†	127	2,037
Element Solutions, Inc.	2,577	55,869
International Flavors & Fragrances, Inc.	2,776	371,207
NewMarket Corp.	75	25,408
Valvoline, Inc.	2,017	62,890
		1,392,545
Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	23,678	691,161
RPM International, Inc.	592	45,969
		737,130
Commercial Services — 0.6%
Cintas Corp.	828	315,186
CoStar Group, Inc.†	978	84,167
Dun & Bradstreet Holdings, Inc.†	1,784	29,989
GXO Logistics, Inc.†	154	12,080
Legalzoom.com, Inc.†	85	2,244
Nielsen Holdings PLC	3,982	76,414
Quanta Services, Inc.	6,974	793,781
		1,313,861
Commercial Services-Finance — 0.7%
Equifax, Inc.	834	211,352
Euronet Worldwide, Inc.†	165	21,001
FleetCor Technologies, Inc.†	700	182,889
Global Payments, Inc.	3,323	523,638
H&R Block, Inc.	387	9,675
IHS Markit, Ltd.	4,161	485,256
Morningstar, Inc.	24	6,217
Paysafe, Ltd.†	4,638	35,945
StoneCo, Ltd., Class A†	170	5,902
TransUnion	676	75,922
WEX, Inc.†	164	28,887
		1,586,684
Computer Aided Design — 0.2%
ANSYS, Inc.†	567	193,035
Synopsys, Inc.†	619	185,335
		378,370
Computer Data Security — 0.1%
McAfee Corp., Class A	11,891	262,910
Computer Services — 1.2%
Amdocs, Ltd.	10,393	786,854
CACI International, Inc., Class A†	259	67,884
DXC Technology Co.†	2,797	94,007
Genpact, Ltd.	1,938	92,075
KBR, Inc.	23,543	927,594
Leidos Holdings, Inc.	7,390	710,401
Science Applications International Corp.	645	55,186
		2,734,001
Security Description	Shares	Value (Note 2)
Computer Software — 0.2%
Akamai Technologies, Inc.†	1,791	$187,321
Citrix Systems, Inc.	889	95,452
Cloudflare, Inc., Class A†	164	18,475
Dynatrace, Inc.†	129	9,155
Fastly, Inc., Class A†	1,178	47,638
SolarWinds Corp.	389	6,508
Teradata Corp.†	177	10,151
		374,700
Computers — 0.2%
Hewlett Packard Enterprise Co.	14,487	206,440
HP, Inc.	8,747	239,318
		445,758
Computers-Integrated Systems — 0.0%
NCR Corp.†	937	36,318
Computers-Memory Devices — 0.1%
NetApp, Inc.	836	75,039
Pure Storage, Inc., Class A†	190	4,781
Western Digital Corp.†	3,420	193,025
		272,845
Computers-Other — 0.0%
Lumentum Holdings, Inc.†	843	70,424
Consulting Services — 0.1%
FTI Consulting, Inc.†	374	50,378
Verisk Analytics, Inc.	642	128,573
		178,951
Consumer Products-Misc. — 0.4%
Clorox Co.	260	43,059
Kimberly-Clark Corp.	3,741	495,458
Reynolds Consumer Products, Inc.	10,607	289,995
Spectrum Brands Holdings, Inc.	466	44,582
		873,094
Containers-Metal/Glass — 0.4%
Ardagh Group SA	205	5,226
Ball Corp.	2,522	226,904
Crown Holdings, Inc.	5,748	579,283
Silgan Holdings, Inc.	933	35,790
		847,203
Containers-Paper/Plastic — 1.1%
Amcor PLC	17,169	198,989
AptarGroup, Inc.	732	87,364
Berry Global Group, Inc.†	11,411	694,702
Graphic Packaging Holding Co.	33,219	632,490
Packaging Corp. of America	1,044	143,487
Sealed Air Corp.	764	41,859
Sonoco Products Co.	1,092	65,061
WestRock Co.	14,467	720,891
		2,584,843
Cosmetics & Toiletries — 0.0%
Coty, Inc., Class A†	3,791	29,797

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cruise Lines — 0.2%
Carnival Corp.†	9,491	$237,370
Norwegian Cruise Line Holdings, Ltd.†	4,114	109,885
Royal Caribbean Cruises, Ltd.†	2,442	217,216
		564,471
Data Processing/Management — 0.1%
Broadridge Financial Solutions, Inc.	119	19,830
Jack Henry & Associates, Inc.	608	99,748
Paychex, Inc.	459	51,615
		171,193
Decision Support Software — 0.1%
MSCI, Inc.	260	158,168
Dental Supplies & Equipment — 1.2%
DENTSPLY SIRONA, Inc.	28,190	1,636,430
Patterson Cos., Inc.	39,466	1,189,505
		2,825,935
Diagnostic Equipment — 0.4%
Adaptive Biotechnologies Corp.†	132	4,487
PerkinElmer, Inc.	5,356	928,141
Repligen Corp.†	35	10,115
		942,743
Diagnostic Kits — 0.1%
Natera, Inc.†	63	7,021
QIAGEN NV†	2,529	130,699
Quidel Corp.†	410	57,871
		195,591
Dialysis Centers — 0.3%
DaVita, Inc.†	230	26,740
Fresenius Medical Care AG & Co. KGaA	2,312	162,930
Fresenius SE & Co. KGaA	11,794	567,047
		756,717
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	222	51,810
Teleflex, Inc.	429	161,540
		213,350
Distribution/Wholesale — 0.7%
Core & Main, Inc., Class A†	189	4,954
Fastenal Co.	723	37,314
Leslie's, Inc.†	168	3,451
LKQ Corp.†	21,563	1,085,050
SiteOne Landscape Supply, Inc.†	235	46,875
Univar Solutions, Inc.†	18,424	438,860
Watsco, Inc.	364	96,322
WW Grainger, Inc.	88	34,589
		1,747,415
Diversified Manufacturing Operations — 1.7%
A.O. Smith Corp.	1,474	90,017
Carlisle Cos., Inc.	353	70,173
Eaton Corp. PLC	6,454	963,647
ITT, Inc.	5,988	514,010
Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations (continued)
Parker-Hannifin Corp.	1,196	$334,426
Textron, Inc.	27,594	1,926,337
Trane Technologies PLC	1,365	235,667
		4,134,277
E-Commerce/Products — 0.0%
Figs, Inc., Class A†	316	11,736
Wayfair, Inc., Class A†	374	95,561
		107,297
E-Commerce/Services — 0.1%
DoorDash, Inc., Class A†	193	39,754
Opendoor Technologies, Inc.†	4,001	82,141
TripAdvisor, Inc.†	424	14,352
		136,247
Electric Products-Misc. — 0.2%
AMETEK, Inc.	2,569	318,582
Littelfuse, Inc.	267	72,963
		391,545
Electric-Distribution — 0.5%
Consolidated Edison, Inc.	9,002	653,455
Sempra Energy	4,163	526,620
		1,180,075
Electric-Generation — 0.0%
Brookfield Renewable Corp., Class A	1,066	41,371
Electric-Integrated — 5.4%
AES Corp.	32,544	742,980
Alliant Energy Corp.	2,788	156,072
Ameren Corp.	8,868	718,308
Avangrid, Inc.	636	30,910
CenterPoint Energy, Inc.	55,800	1,372,680
CMS Energy Corp.	13,556	809,700
DTE Energy Co.	2,150	240,177
Edison International	10,819	600,130
Entergy Corp.	2,233	221,759
Evergy, Inc.	2,548	158,486
Eversource Energy	11,526	942,366
FirstEnergy Corp.	56,485	2,011,996
Hawaiian Electric Industries, Inc.	1,174	47,934
IDACORP, Inc.	561	57,996
OGE Energy Corp.	2,224	73,303
PG&E Corp.†	211,348	2,028,941
Pinnacle West Capital Corp.	9,114	659,489
PPL Corp.	8,588	239,433
Public Service Enterprise Group, Inc.	17,339	1,055,945
WEC Energy Group, Inc.	3,517	310,199
Xcel Energy, Inc.	6,001	375,062
		12,853,866
Electronic Components-Misc. — 0.5%
Garmin, Ltd.	1,687	262,261
Hubbell, Inc.	603	108,944
Jabil, Inc.	329	19,204
nVent Electric PLC	1,855	59,972
Sensata Technologies Holding PLC†	11,263	616,311
		1,066,692

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors — 1.1%
Cree, Inc.	1,285	$103,738
IPG Photonics Corp.†	374	59,242
Marvell Technology, Inc.	22,550	1,359,990
Microchip Technology, Inc.	474	72,754
ON Semiconductor Corp.†	13,951	638,537
Qorvo, Inc.†	1,235	206,480
Skyworks Solutions, Inc.	970	159,837
		2,600,578
Electronic Connectors — 0.3%
Amphenol Corp., Class A	1,881	137,746
TE Connectivity, Ltd.	3,736	512,654
		650,400
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	353	55,608
Fortive Corp.	3,641	256,945
Keysight Technologies, Inc.†	1,159	190,412
National Instruments Corp.	17,884	701,589
Trimble, Inc.†	2,790	229,478
Vontier Corp.	865	29,064
		1,463,096
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	796	89,383
Avnet, Inc.	1,105	40,852
SYNNEX Corp.	464	48,302
		178,537
Electronic Security Devices — 0.0%
Allegion PLC	239	31,591
Electronics-Military — 0.0%
Mercury Systems, Inc.†	615	29,163
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	1,181	112,738
Shoals Technologies Group, Inc., Class A†	1,138	31,728
Sunrun, Inc.†	2,221	97,724
		242,190
Engineering/R&D Services — 0.1%
AECOM†	1,519	95,925
Jacobs Engineering Group, Inc.	1,440	190,843
		286,768
Enterprise Software/Service — 0.4%
Black Knight, Inc.†	1,693	121,896
Ceridian HCM Holding, Inc.†	1,439	162,060
Clarivate PLC†	4,843	106,062
Guidewire Software, Inc.†	935	111,143
Manhattan Associates, Inc.†	329	50,347
Paycor HCM, Inc.†	64	2,250
Pegasystems, Inc.	25	3,178
SS&C Technologies Holdings, Inc.	2,497	173,292
Tyler Technologies, Inc.†	60	27,519
Verint Systems, Inc.†	5,771	258,483
		1,016,230
Security Description	Shares	Value (Note 2)
Entertainment Software — 0.3%
Electronic Arts, Inc.	3,432	$488,202
Take-Two Interactive Software, Inc.†	1,031	158,846
Zynga, Inc., Class A†	5,831	43,908
		690,956
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	1,231	70,672
Finance-Auto Loans — 0.1%
Ally Financial, Inc.	4,014	204,914
Credit Acceptance Corp.†	90	52,677
Santander Consumer USA Holdings, Inc.	671	27,981
		285,572
Finance-Consumer Loans — 0.4%
OneMain Holdings, Inc.	1,157	64,017
SLM Corp.	42,090	740,784
Synchrony Financial	5,149	251,683
		1,056,484
Finance-Credit Card — 0.4%
Alliance Data Systems Corp.	554	55,893
Discover Financial Services	7,113	873,832
Western Union Co.	3,420	69,152
		998,877
Finance-Investment Banker/Broker — 0.4%
Evercore, Inc., Class A	431	57,611
Interactive Brokers Group, Inc., Class A	894	55,732
Jefferies Financial Group, Inc.	2,437	90,486
Lazard, Ltd., Class A	12,965	593,797
Tradeweb Markets, Inc., Class A	1,169	94,432
Virtu Financial, Inc., Class A	1,021	24,943
		917,001
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,192	46,893
Finance-Mortgage Loan/Banker — 0.0%
UWM Holdings Corp.	536	3,725
Finance-Other Services — 0.4%
Cboe Global Markets, Inc.	5,290	655,219
Nasdaq, Inc.	1,296	250,154
SEI Investments Co.	1,205	71,457
		976,830
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	784	36,699
MGIC Investment Corp.	3,764	56,309
		93,008
Food-Baking — 0.7%
Flowers Foods, Inc.	72,941	1,723,596
Food-Catering — 0.4%
Aramark	14,579	479,066
Compass Group PLC†	18,227	372,930
		851,996

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Confectionery — 0.3%
Hershey Co.	232	$39,266
J.M. Smucker Co.	4,773	572,903
		612,169
Food-Flour & Grain — 0.0%
Seaboard Corp.	3	12,300
Food-Meat Products — 0.2%
Hormel Foods Corp.	3,151	129,191
Tyson Foods, Inc., Class A	3,201	252,687
		381,878
Food-Misc./Diversified — 1.2%
Beyond Meat, Inc.†	79	8,316
Campbell Soup Co.	20,468	855,767
Conagra Brands, Inc.	5,220	176,801
Hain Celestial Group, Inc.†	933	39,914
Ingredion, Inc.	4,900	436,149
Kellogg Co.	9,927	634,534
Kraft Heinz Co.	11,871	437,090
Lamb Weston Holdings, Inc.	1,145	70,269
McCormick & Co., Inc.	2,780	225,263
Post Holdings, Inc.†	657	72,375
		2,956,478
Food-Retail — 0.5%
Albertsons Cos., Inc., Class A	20,528	639,037
Grocery Outlet Holding Corp.†	973	20,988
Kroger Co.	14,480	585,426
		1,245,451
Food-Wholesale/Distribution — 0.6%
Performance Food Group Co.†	4,071	189,139
Sysco Corp.	14,470	1,135,895
US Foods Holding Corp.†	2,461	85,298
		1,410,332
Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	11,852	499,206
Funeral Services & Related Items — 0.0%
Service Corp. International	1,822	109,794
Gas-Distribution — 0.6%
Atmos Energy Corp.	4,734	417,539
National Fuel Gas Co.	14,201	745,836
NiSource, Inc.	4,364	105,740
UGI Corp.	2,317	98,751
		1,367,866
Gold Mining — 1.2%
AngloGold Ashanti, Ltd. ADR	17,455	279,105
Centerra Gold, Inc.	6,645	45,381
Cia de Minas Buenaventura SAA ADR†	66,399	448,857
Franco-Nevada Corp.	11,649	1,513,377
Gold Fields, Ltd. ADR	55,395	449,807
Newmont Corp.	300	16,290
Royal Gold, Inc.	730	69,708
		2,822,525
Security Description	Shares	Value (Note 2)
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†	564	$58,583
Stericycle, Inc.†	1,019	69,261
		127,844
Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	41	4,895
Home Decoration Products — 0.2%
Newell Brands, Inc.	21,866	484,113
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,481	66,408
Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.†	1,008	133,167
Hyatt Hotels Corp., Class A†	528	40,709
Travel & Leisure Co.	316	17,231
Wyndham Hotels & Resorts, Inc.	5,772	445,541
		636,648
Human Resources — 0.0%
ManpowerGroup, Inc.	605	65,509
Robert Half International, Inc.	151	15,150
		80,659
Independent Power Producers — 0.4%
NRG Energy, Inc.	1,480	60,429
Vistra Corp.	57,463	982,617
		1,043,046
Industrial Automated/Robotic — 0.1%
Colfax Corp.†	1,303	59,808
Rockwell Automation, Inc.	508	149,372
		209,180
Instruments-Controls — 0.0%
Woodward, Inc.	640	72,448
Instruments-Scientific — 0.0%
Waters Corp.†	48	17,150
Insurance Brokers — 1.7%
Arthur J. Gallagher & Co.	9,324	1,386,013
Brown & Brown, Inc.	20,731	1,149,534
Marsh & McLennan Cos., Inc.	4,138	626,617
Willis Towers Watson PLC	3,872	900,085
		4,062,249
Insurance-Life/Health — 1.7%
Aflac, Inc.	7,386	385,032
Athene Holding, Ltd., Class A†	10,827	745,656
Brighthouse Financial, Inc.†	17,084	772,709
Equitable Holdings, Inc.	27,860	825,770
Globe Life, Inc.	1,116	99,358
GoHealth, Inc., Class A†	76	382
Jackson Financial, Inc., Class A†	5,000	130,000
Lincoln National Corp.	1,767	121,481
Primerica, Inc.	436	66,983
Principal Financial Group, Inc.	2,954	190,238
Prudential Financial, Inc.	4,306	452,991
Unum Group	2,270	56,886
Voya Financial, Inc.	1,256	77,106
		3,924,592

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Multi-line — 2.5%
American Financial Group, Inc.	755	$95,002
Cincinnati Financial Corp.	5,554	634,378
CNA Financial Corp.	20,236	849,102
Hartford Financial Services Group, Inc.	25,131	1,765,453
Kemper Corp.	11,056	738,430
Loews Corp.	32,909	1,774,782
		5,857,147
Insurance-Property/Casualty — 0.9%
Alleghany Corp.†	134	83,671
Arch Capital Group, Ltd.†	3,233	123,436
Assurant, Inc.	5,122	807,996
Erie Indemnity Co., Class A	86	15,344
Fidelity National Financial, Inc.	3,039	137,788
First American Financial Corp.	1,186	79,521
Hanover Insurance Group, Inc.	3,254	421,784
Lemonade, Inc.†	381	25,531
Markel Corp.†	125	149,391
Mercury General Corp.	296	16,478
Old Republic International Corp.	3,118	72,119
White Mountains Insurance Group, Ltd.	34	36,367
WR Berkley Corp.	1,538	112,551
		2,081,977
Insurance-Reinsurance — 0.8%
Axis Capital Holdings, Ltd.	863	39,733
Everest Re Group, Ltd.	2,841	712,466
Reinsurance Group of America, Inc.	4,651	517,470
RenaissanceRe Holdings, Ltd.	5,207	725,856
		1,995,525
Internet Content-Entertainment — 0.2%
Twitter, Inc.†	7,780	469,834
Internet Content-Information/News — 0.1%
IAC/InterActiveCorp†	852	111,007
Vimeo, Inc.†	128	3,759
		114,766
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	671	133,381
Internet Security — 0.1%
Mandiant Inc Common Stock Usd.0001	1,846	32,859
NortonLifeLock, Inc.	4,501	113,875
		146,734
Investment Companies — 0.4%
Groupe Bruxelles Lambert SA	7,703	846,862
Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.	458	69,199
Ameriprise Financial, Inc.	559	147,643
Apollo Global Management, Inc.	10,234	630,312
Franklin Resources, Inc.	3,221	95,728
Invesco, Ltd.	17,082	411,847
Janus Henderson Group PLC	1,903	78,651
Raymond James Financial, Inc.	9,982	921,139
Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services (continued)
Stifel Financial Corp.	1,136	$77,203
T. Rowe Price Group, Inc.	1,680	330,456
		2,762,178
Lasers-System/Components — 0.0%
Coherent, Inc.†	28	7,003
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	394	68,308
Machinery-Construction & Mining — 0.0%
Oshkosh Corp.	761	77,904
Machinery-Electrical — 0.3%
BWX Technologies, Inc.	261	14,057
Regal Beloit Corp.	4,997	751,249
		765,306
Machinery-Farming — 0.1%
AGCO Corp.	2,600	318,578
Toro Co.	65	6,332
		324,910
Machinery-General Industrial — 0.7%
Crane Co.	549	52,051
Gates Industrial Corp. PLC†	1,060	17,246
IDEX Corp.	846	175,080
Middleby Corp.†	429	73,149
Nordson Corp.	536	127,648
Otis Worldwide Corp.	4,790	394,121
Westinghouse Air Brake Technologies Corp.	8,215	708,215
		1,547,510
Machinery-Pumps — 0.6%
Curtiss-Wright Corp.	454	57,286
Dover Corp.	1,599	248,644
Flowserve Corp.	1,449	50,237
Graco, Inc.	709	49,609
Ingersoll Rand, Inc.†	16,188	816,037
Xylem, Inc.	680	84,102
		1,305,915
Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	15,055	69,705
Medical Information Systems — 0.1%
Cerner Corp.	3,295	232,363
Change Healthcare, Inc.†	2,787	58,360
Signify Health, Inc., Class A†	702	12,545
		303,268
Medical Instruments — 0.0%
Integra LifeSciences Holdings Corp.†	805	55,126
Medical Labs & Testing Services — 1.3%
Catalent, Inc.†	1,384	184,169
Charles River Laboratories International, Inc.†	35	14,444
ICON PLC†	2,366	619,939
IQVIA Holdings, Inc.†	1,076	257,745
Laboratory Corp. of America Holdings†	3,378	950,704

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Labs & Testing Services (continued)
PPD, Inc.†	1,055	$49,364
Quest Diagnostics, Inc.	5,314	772,177
Syneos Health, Inc.†	3,579	313,091
		3,161,633
Medical Products — 2.2%
Baxter International, Inc.	15,153	1,218,756
Cooper Cos., Inc.	539	222,774
Envista Holdings Corp.†	1,792	74,923
Globus Medical, Inc., Class A†	817	62,598
Henry Schein, Inc.†	1,569	119,495
Hill-Rom Holdings, Inc.	741	111,150
Hologic, Inc.†	16,173	1,193,729
Masimo Corp.†	153	41,419
STERIS PLC	821	167,714
Zimmer Biomet Holdings, Inc.	14,213	2,080,215
		5,292,773
Medical-Biomedical/Gene — 0.7%
ACADIA Pharmaceuticals, Inc.†	16,002	265,793
Bio-Rad Laboratories, Inc., Class A†	236	176,044
BioMarin Pharmaceutical, Inc.†	5,481	423,627
Certara, Inc.†	398	13,174
Exact Sciences Corp.†	143	13,649
Exelixis, Inc.†	497	10,507
Horizon Therapeutics PLC†	1,977	216,561
Incyte Corp.†	2,545	175,045
Ionis Pharmaceuticals, Inc.†	123	4,125
Iovance Biotherapeutics, Inc.†	1,142	28,162
Mirati Therapeutics, Inc.†	73	12,915
Nektar Therapeutics†	1,977	35,507
Royalty Pharma PLC, Class A	1,478	53,415
Sage Therapeutics, Inc.†	572	25,345
Seagen, Inc.†	159	26,998
Ultragenyx Pharmaceutical, Inc.†	184	16,595
United Therapeutics Corp.†	492	90,813
		1,588,275
Medical-Drugs — 0.6%
Alkermes PLC†	21,144	652,081
Galapagos NV†	2,990	156,885
Jazz Pharmaceuticals PLC†	660	85,939
Organon & Co.	13,780	451,846
		1,346,751
Medical-Generic Drugs — 0.5%
Perrigo Co. PLC	13,200	624,756
Viatris, Inc.	32,350	438,342
		1,063,098
Medical-HMO — 0.2%
Centene Corp.†	5,688	354,419
Molina Healthcare, Inc.†	545	147,864
		502,283
Medical-Hospitals — 1.1%
Acadia Healthcare Co., Inc.†	985	62,823
Select Medical Holdings Corp.	52,306	1,891,908
Security Description	Shares	Value (Note 2)
Medical-Hospitals (continued)
Universal Health Services, Inc., Class B	5,409	$748,444
		2,703,175
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	41	6,113
Chemed Corp.	126	58,605
Oak Street Health, Inc.†	105	4,466
Teladoc Health, Inc.†	1,683	213,421
		282,605
Medical-Wholesale Drug Distribution — 1.5%
AmerisourceBergen Corp.	5,840	697,588
Cardinal Health, Inc.	39,174	1,937,546
Covetrus, Inc.†	17,565	318,629
McKesson Corp.	1,478	294,684
Premier, Inc., Class A	8,019	310,816
		3,559,263
Metal Processors & Fabrication — 0.0%
Timken Co.	715	46,775
Metal-Aluminum — 0.0%
Alcoa Corp.†	2,080	101,795
Metal-Copper — 0.4%
Freeport-McMoRan, Inc.	25,491	829,222
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,706	62,457
Multimedia — 0.2%
FactSet Research Systems, Inc.	59	23,292
ViacomCBS, Inc., Class A	91	3,828
ViacomCBS, Inc., Class B	11,089	438,127
		465,247
Networking Products — 0.0%
Arista Networks, Inc.†	71	24,398
Non-Ferrous Metals — 0.8%
Cameco Corp.	60,888	1,323,096
NAC Kazatomprom JSC GDR	13,360	469,649
		1,792,745
Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	7,871	944,992
Office Automation & Equipment — 0.4%
Xerox Holdings Corp.	1,581	31,889
Zebra Technologies Corp., Class A†	1,915	987,029
		1,018,918
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	432	89,515
Oil Companies-Exploration & Production — 3.2%
APA Corp.	15,102	323,636
Cabot Oil & Gas Corp.	20,627	448,844
Canadian Natural Resources, Ltd.	31,438	1,148,745
Chesapeake Energy Corp.	1,184	72,923
Cimarex Energy Co.	896	78,131
Continental Resources, Inc.	650	29,998
Devon Energy Corp.	23,630	839,101
Diamondback Energy, Inc.	6,688	633,153

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
EQT Corp.†	85,955	$1,758,639
Hess Corp.	11,740	917,011
Marathon Oil Corp.	8,735	119,407
Occidental Petroleum Corp.	8,222	243,207
Pioneer Natural Resources Co.	5,242	872,845
		7,485,640
Oil Companies-Integrated — 0.9%
Imperial Oil, Ltd.	65,669	2,072,514
Oil Field Machinery & Equipment — 0.2%
NOV, Inc.†	34,208	448,467
Oil Refining & Marketing — 0.6%
HollyFrontier Corp.	1,667	55,228
Marathon Petroleum Corp.	7,105	439,160
Phillips 66	4,880	341,746
Valero Energy Corp.	9,604	677,754
		1,513,888
Oil-Field Services — 0.9%
Baker Hughes Co.	8,213	203,107
Frank's International NV†	105,599	310,461
Halliburton Co.	22,061	476,959
TechnipFMC PLC†	121,988	918,570
Tidewater, Inc.†	25,432	306,710
		2,215,807
Paper & Related Products — 0.1%
International Paper Co.	4,361	243,867
Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	1,705	122,589
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	464	34,819
Physicians Practice Management — 0.0%
agilon health, Inc.†	47	1,232
Pipelines — 1.1%
Antero Midstream Corp.	3,724	38,804
DT Midstream, Inc.	1,075	49,708
Equitrans Midstream Corp.	85,148	863,401
ONEOK, Inc.	4,944	286,702
Plains GP Holdings LP, Class A	35,418	381,629
Targa Resources Corp.	10,562	519,756
Williams Cos., Inc.	13,549	351,461
		2,491,461
Poultry — 0.0%
Pilgrim's Pride Corp.†	313	9,102
Power Converter/Supply Equipment — 0.0%
ChargePoint Holdings, Inc.†	1,167	23,328
Private Equity — 0.2%
Ares Management Corp., Class A	185	13,659
Carlyle Group, Inc.	1,808	85,482
KKR & Co., Inc., Class A	6,199	377,395
		476,536
Professional Sports — 0.1%
Madison Square Garden Sports Corp.†	1,069	198,781
Security Description	Shares	Value (Note 2)
Protection/Safety — 0.0%
ADT, Inc.	1,760	$14,238
Publishing-Books — 0.2%
Scholastic Corp.	12,045	429,404
Publishing-Newspapers — 0.8%
New York Times Co., Class A	1,838	90,558
News Corp., Class A	74,534	1,753,785
News Corp., Class B	1,349	31,338
		1,875,681
Racetracks — 0.1%
Penn National Gaming, Inc.†	1,630	118,110
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	890	41,982
Liberty Media Corp. - Liberty SiriusXM, Series C†	1,807	85,778
		127,760
Real Estate Investment Trusts — 8.2%
AGNC Investment Corp.	5,839	92,081
Alexandria Real Estate Equities, Inc.	1,719	328,449
American Campus Communities, Inc.	1,525	73,886
American Homes 4 Rent, Class A	3,151	120,116
Americold Realty Trust	2,908	84,477
Annaly Capital Management, Inc.	35,595	299,710
Apartment Income REIT Corp.	9,071	442,756
Apartment Investment & Management Co., Class A	51,997	356,179
AvalonBay Communities, Inc.	1,553	344,207
Boston Properties, Inc.	4,083	442,393
Brixmor Property Group, Inc.	25,499	563,783
Camden Property Trust	1,084	159,858
CoreSite Realty Corp.	106	14,685
Cousins Properties, Inc.	1,651	61,566
CubeSmart	2,236	108,334
CyrusOne, Inc.	1,381	106,903
Douglas Emmett, Inc.	1,853	58,573
Duke Realty Corp.	4,170	199,618
EPR Properties	824	40,689
Equity Commonwealth†	30,608	795,196
Equity LifeStyle Properties, Inc.	914	71,383
Equity Residential	11,402	922,650
Essex Property Trust, Inc.	722	230,852
Extra Space Storage, Inc.	1,331	223,595
Federal Realty Investment Trust	860	101,471
First Industrial Realty Trust, Inc.	1,433	74,631
Gaming and Leisure Properties, Inc.	2,456	113,762
Healthcare Trust of America, Inc., Class A	2,424	71,896
Healthpeak Properties, Inc.	6,007	201,114
Highwoods Properties, Inc.	1,145	50,220
Host Hotels & Resorts, Inc.†	35,031	572,056
Hudson Pacific Properties, Inc.	1,651	43,372
Invitation Homes, Inc.	6,424	246,232
Iron Mountain, Inc.	945	41,060
JBG SMITH Properties	1,380	40,862
Kilroy Realty Corp.	1,293	85,610

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Kimco Realty Corp.	6,472	$134,294
Lamar Advertising Co., Class A	121	13,727
Life Storage, Inc.	9,809	1,125,485
Medical Properties Trust, Inc.	13,577	272,490
Mid-America Apartment Communities, Inc.	5,790	1,081,283
National Retail Properties, Inc.	1,946	84,048
New Residential Investment Corp.	4,820	53,020
Omega Healthcare Investors, Inc.	2,658	79,634
Park Hotels & Resorts, Inc.†	2,615	50,051
Rayonier, Inc.	33,655	1,200,810
Realty Income Corp.	4,341	281,557
Regency Centers Corp.	14,509	976,891
Rexford Industrial Realty, Inc.	1,536	87,168
SBA Communications Corp.	1,006	332,553
Simon Property Group, Inc.	476	61,866
SL Green Realty Corp.	745	52,776
Spirit Realty Capital, Inc.	8,075	371,773
STAG Industrial, Inc.	6,720	263,760
Starwood Property Trust, Inc.	3,055	74,573
STORE Capital Corp.	2,721	87,154
Sun Communities, Inc.	5,313	983,436
UDR, Inc.	3,290	174,304
Ventas, Inc.	4,377	241,654
VEREIT, Inc.	2,549	115,291
VICI Properties, Inc.	28,856	819,799
Vornado Realty Trust	1,954	82,088
Welltower, Inc.	4,711	388,186
Weyerhaeuser Co.	46,915	1,668,767
WP Carey, Inc.	8,908	650,640
		19,593,303
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	3,524	343,096
Jones Lang LaSalle, Inc.†	563	139,675
		482,771
Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	462	40,568
St. Joe Co.	3,920	165,032
		205,600
Recreational Centers — 0.0%
Planet Fitness, Inc., Class A†	289	22,701
Recreational Vehicles — 0.4%
Brunswick Corp.	6,152	586,101
Polaris, Inc.	2,466	295,082
		881,183
Rental Auto/Equipment — 0.2%
AMERCO	100	64,603
Element Fleet Management Corp.	33,261	335,604
United Rentals, Inc.†	526	184,589
		584,796
Resorts/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.	464	73,001
Six Flags Entertainment Corp.†	530	22,525
		95,526
Security Description	Shares	Value (Note 2)
Respiratory Products — 0.0%
ResMed, Inc.	160	$42,168
Retail-Apparel/Shoe — 0.1%
Burlington Stores, Inc.†	43	12,194
Foot Locker, Inc.	1,000	45,660
Gap, Inc.	2,242	50,893
Victoria's Secret & Co.†	365	20,170
		128,917
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	729	152,281
AutoZone, Inc.†	189	320,920
Genuine Parts Co.	1,574	190,816
O'Reilly Automotive, Inc.†	528	322,640
		986,657
Retail-Automobile — 0.2%
AutoNation, Inc.†	503	61,245
CarMax, Inc.†	1,661	212,542
Lithia Motors, Inc.	298	94,478
Penske Automotive Group, Inc.	354	35,612
Vroom, Inc.†	962	21,231
		425,108
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	500	40,095
Qurate Retail, Inc., Series A	4,140	42,187
		82,282
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,145	226,748
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	411	77,453
Retail-Discount — 0.3%
Dollar Tree, Inc.†	7,914	757,528
Ollie's Bargain Outlet Holdings, Inc.†	727	43,824
		801,352
Retail-Home Furnishings — 0.0%
Williams-Sonoma, Inc.	200	35,466
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.†	7,071	187,028
Retail-Misc./Diversified — 0.0%
Bath & Body Works, Inc.	1,150	72,484
Retail-Pet Food & Supplies — 0.0%
Petco Health & Wellness Co., Inc.†	577	12,175
Retail-Regional Department Stores — 0.0%
Kohl's Corp.	1,744	82,125
Retail-Restaurants — 0.6%
Darden Restaurants, Inc.	465	70,433
Domino's Pizza, Inc.	131	62,482
Wendy's Co.	28,627	620,633
Yum China Holdings, Inc.	4,324	251,268
Yum! Brands, Inc.	3,042	372,067
		1,376,883
Retail-Sporting Goods — 0.0%
Dick's Sporting Goods, Inc.	700	83,839

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Savings & Loans/Thrifts — 0.3%
Capitol Federal Financial, Inc.	37,707	$433,254
New York Community Bancorp, Inc.	5,028	64,710
People's United Financial, Inc.	4,737	82,755
Sterling Bancorp	1,960	48,922
TFS Financial Corp.	548	10,445
		640,086
Schools — 0.4%
Bright Horizons Family Solutions, Inc.†	137	19,101
Chegg, Inc.†	379	25,780
Grand Canyon Education, Inc.†	5,343	469,970
Strategic Education, Inc.	6,063	427,441
		942,292
Semiconductor Components-Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	644	53,034
NXP Semiconductors NV	3,698	724,327
		777,361
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	6,578	846,786
Brooks Automation, Inc.	143	14,636
MKS Instruments, Inc.	96	14,487
		875,909
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	439	84,753
Silver Mining — 0.3%
Fresnillo PLC	61,431	646,119
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,589	213,774
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	232	54,548
Steel-Producers — 0.3%
Cleveland-Cliffs, Inc.†	5,075	100,536
Nucor Corp.	3,274	322,456
Reliance Steel & Aluminum Co.	706	100,548
Steel Dynamics, Inc.	1,756	102,691
United States Steel Corp.	2,978	65,427
		691,658
Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	1,717	88,168
Corning, Inc.	21,027	767,275
		855,443
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	3,614	99,457
Telephone-Integrated — 0.2%
Lumen Technologies, Inc.	12,266	151,976
Telephone & Data Systems, Inc.	10,522	205,179
		357,155
Television — 0.0%
Nexstar Media Group, Inc., Class A	418	63,519
World Wrestling Entertainment, Inc., Class A	67	3,770
		67,289
Security Description	Shares	Value (Note 2)
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,901	$337,237
Theaters — 0.0%
Live Nation Entertainment, Inc.†	923	84,113
Tools-Hand Held — 0.6%
MSA Safety, Inc.	291	42,399
Snap-on, Inc.	595	124,325
Stanley Black & Decker, Inc.	6,497	1,138,989
		1,305,713
Toys — 0.2%
Hasbro, Inc.	1,425	127,138
Mattel, Inc.†	19,614	364,036
		491,174
Transport-Marine — 0.0%
Kirby Corp.†	664	31,845
Transport-Rail — 0.1%
Kansas City Southern	740	200,274
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	6,012	523,044
Expeditors International of Washington, Inc.	508	60,518
Ryder System, Inc.	581	48,055
		631,617
Transport-Truck — 0.4%
JB Hunt Transport Services, Inc.	2,549	426,244
Knight-Swift Transportation Holdings, Inc.	9,953	509,096
Landstar System, Inc.	48	7,576
Old Dominion Freight Line, Inc.	90	25,738
Schneider National, Inc., Class B	577	13,121
XPO Logistics, Inc.†	154	12,255
		994,030
Travel Services — 0.0%
Virgin Galactic Holdings, Inc.†	159	4,023
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	4,959	158,142
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	976	41,363
Water — 0.2%
American Water Works Co., Inc.	2,023	341,968
Essential Utilities, Inc.	2,496	115,016
		456,984
Water Treatment Systems — 0.1%
Pentair PLC	1,842	133,784
Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	1,680	117,096
VeriSign, Inc.†	1,099	225,306
		342,402
Wireless Equipment — 0.5%
Motorola Solutions, Inc.	5,081	1,180,418
Ubiquiti, Inc.	8	2,389
ViaSat, Inc.†	774	42,624
		1,225,431
Total Common Stocks (cost $176,655,059)		230,254,936

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Agricultural Operations — 0.1%
Bunge, Ltd. 4.88% (cost $130,031)	1,148	$137,703
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell Mid-Cap Value ETF (cost $632,247)	5,390	610,417
FOREIGN CORPORATE BONDS & NOTES — 0.1%
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 11.00% due 12/01/2024* (cost $148,107)	$193,000	203,252
Total Long-Term Investment Securities (cost $177,565,444)		231,206,308
SHORT-TERM INVESTMENT SECURITIES — 2.1%
Registered Investment Companies — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(2)	2,438,127	2,438,127
T. Rowe Price Government Reserve Fund 0.05%(2)	2,440,807	2,440,807
		4,878,934
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.08% due 08/11/2022(3)	100,000	99,939
Total Short-Term Investment Securities (cost $4,978,868)		4,978,873
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 09/30/2021, to be repurchased 10/01/2021 in the amount of $167,000 and collateralized by $171,300 of United States Treasury Notes, bearing interest at 1.25% due 09/30/2028 and having an approximate value of $170,417 (cost $167,000)	$167,000	$167,000
TOTAL INVESTMENTS (cost $182,711,312)(1)	99.4%	236,352,181
Other assets less liabilities	0.6	1,463,301
NET ASSETS	100.0%	$237,815,482

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2021, the aggregate value of these securities was $203,252 representing 0.1% of net assets.

(1)  See Note 4 for cost of investments on a tax basis.

(2)  The rate shown is the 7-day yield as of September 30, 2021.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

ETF  — Exchange-Traded Funds

GDR — Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1	Long	S&P 400 E-Mini Index	December 2021	$266,664	$263,320	$(3,344)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$226,467,374	$3,787,562	**	$—	$230,254,936
Convertible Preferred Securities	137,703	—		—	137,703
Exchange-Traded Funds	610,417	—		—	610,417
Foreign Corporate Bonds & Notes	—	203,252		—	203,252
Short-Term Investment Securities:
Registered Investment Companies	4,878,934	—		—	4,878,934
U.S. Government Treasuries	—	99,939		—	99,939
Repurchase Agreements	—	167,000		—	167,000
Total Investments at Value	$232,094,428	$4,257,753		$—	$236,352,181
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,344	$—		$—	$3,344

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited)

Industry Allocation*
Banks-Commercial	8.3%
Real Estate Investment Trusts	6.1
Medical-Biomedical/Gene	3.0
Chemicals-Specialty	2.6
Medical Products	2.5
Electronic Components-Semiconductors	2.3
Medical-Drugs	2.2
Enterprise Software/Service	1.9
Oil Companies-Exploration & Production	1.7
Savings & Loans/Thrifts	1.5
Human Resources	1.5
Medical Labs & Testing Services	1.4
Computer Services	1.4
Electronic Components-Misc.	1.2
Building-Mobile Home/Manufactured Housing	1.1
Semiconductor Equipment	1.0
Distribution/Wholesale	1.0
Insurance-Property/Casualty	1.0
Retail-Restaurants	1.0
Machinery-General Industrial	1.0
Rental Auto/Equipment	1.0
Telecommunication Equipment	0.9
Retail-Automobile	0.9
Commercial Services	0.9
Building-Residential/Commercial	0.9
Disposable Medical Products	0.9
Aerospace/Defense-Equipment	0.9
E-Services/Consulting	0.9
Auto/Truck Parts & Equipment-Original	0.8
Building & Construction Products-Misc.	0.8
Insurance-Reinsurance	0.8
Water	0.8
Real Estate Operations & Development	0.8
Pastoral & Agricultural	0.8
Building & Construction-Misc.	0.8
Applications Software	0.8
Diversified Manufacturing Operations	0.8
Finance-Investment Banker/Broker	0.8
Building-Maintenance & Services	0.8
Oil-Field Services	0.8
Apparel Manufacturers	0.7
Food-Misc./Diversified	0.7
Electronic Measurement Instruments	0.7
Metal Processors & Fabrication	0.7
Electric-Integrated	0.7
Investment Management/Advisor Services	0.7
Retail-Apparel/Shoe	0.6
Footwear & Related Apparel	0.6
Registered Investment Companies	0.6
Commercial Services-Finance	0.6
Building-Heavy Construction	0.6
Medical Instruments	0.6
Paper & Related Products	0.6
Computer Software	0.6
Beverages-Non-alcoholic	0.5
Energy-Alternate Sources	0.5
E-Commerce/Services	0.5
Office Furnishings-Original	0.5
Data Processing/Management	0.5
Medical-Wholesale Drug Distribution	0.5
Gas-Distribution	0.5%
Medical Information Systems	0.5
Machinery-Pumps	0.5
Insurance Brokers	0.5
Retail-Regional Department Stores	0.5
Steel Pipe & Tube	0.5
Computers-Other	0.5
Advertising Services	0.5
Airlines	0.4
Investment Companies	0.4
Transport-Services	0.4
Chemicals-Diversified	0.4
Wireless Equipment	0.4
Transport-Truck	0.4
Food-Catering	0.4
Insurance-Multi-line	0.4
Finance-Consumer Loans	0.4
Home Furnishings	0.4
Filtration/Separation Products	0.4
Semiconductor Components-Integrated Circuits	0.3
Building Products-Cement	0.3
Metal-Aluminum	0.3
Financial Guarantee Insurance	0.3
Diagnostic Kits	0.3
Medical-Hospitals	0.3
Telecom Services	0.3
Networking Products	0.3
Telecom Equipment-Fiber Optics	0.3
Building Products-Wood	0.3
Satellite Telecom	0.3
Machinery-Electrical	0.3
Professional Sports	0.3
Insurance-Life/Health	0.3
Television	0.3
Medical-Outpatient/Home Medical	0.3
Oil Refining & Marketing	0.3
Consumer Products-Misc.	0.3
Therapeutics	0.3
Retail-Petroleum Products	0.3
Food-Wholesale/Distribution	0.2
Computers-Integrated Systems	0.2
Miscellaneous Manufacturing	0.2
Finance-Mortgage Loan/Banker	0.2
Rubber/Plastic Products	0.2
Oil & Gas Drilling	0.2
Consulting Services	0.2
Vitamins & Nutrition Products	0.2
Retail-Jewelry	0.2
Internet Content-Information/News	0.2
Coal	0.2
Real Estate Management/Services	0.2
Engineering/R&D Services	0.2
Retail-Sporting Goods	0.2
Steel-Producers	0.2
Cosmetics & Toiletries	0.2
Travel Services	0.2
Communications Software	0.2
Schools	0.2
Building Products-Air & Heating	0.2
Recycling	0.2

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited) (continued)

Industry Allocation* (continued)
Optical Supplies	0.2%
Theaters	0.2
Medical-Nursing Homes	0.2
Banks-Super Regional	0.2
Building Products-Doors & Windows	0.2
Motion Pictures & Services	0.2
Environmental Consulting & Engineering	0.2
Resorts/Theme Parks	0.1
Containers-Metal/Glass	0.1
Auto-Truck Trailers	0.1
Exchange-Traded Funds	0.1
Direct Marketing	0.1
E-Marketing/Info	0.1
Publishing-Books	0.1
Casino Hotels	0.1
Advanced Materials	0.1
Retail-Misc./Diversified	0.1
Pharmacy Services	0.1
Diversified Minerals	0.1
Protection/Safety	0.1
Medical-HMO	0.1
Drug Delivery Systems	0.1
Steel-Specialty	0.1
Aerospace/Defense	0.1
Banks-Mortgage	0.1
Printing-Commercial	0.1
Linen Supply & Related Items	0.1
Machinery-Farming	0.1
Internet Connectivity Services	0.1
Electronic Connectors	0.1
Tobacco	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Computer Data Security	0.1
Veterinary Diagnostics	0.1
Retail-Bedding	0.1
Appliances	0.1
Wire & Cable Products	0.1
Repurchase Agreements	0.1
Machinery-Construction & Mining	0.1
Circuit Boards	0.1
Identification Systems	0.1
Multilevel Direct Selling	0.1
Athletic Equipment	0.1
Medical-Generic Drugs	0.1
Publishing-Periodicals	0.1
Agricultural Operations	0.1
Transport-Air Freight	0.1
Drug Detection Systems	0.1
Food-Retail	0.1
X-Ray Equipment	0.1
Retail-Home Furnishings	0.1
Finance-Commercial	0.1
Auto Repair Centers	0.1
Retail-Office Supplies	0.1
Retail-Building Products	0.1
Finance-Auto Loans	0.1
Containers-Paper/Plastic	0.1
Health Care Cost Containment	0.1
Transport-Marine	0.1
Medical Imaging Systems	0.1
Food-Canned	0.1%
Hazardous Waste Disposal	0.1
Telephone-Integrated	0.1
Software Tools	0.1
Electric-Distribution	0.1
Retail-Pawn Shops	0.1
U.S. Government Treasuries	0.1
98.7%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.8%
Advanced Materials — 0.1%
Haynes International, Inc.	1,018	$37,920
Lydall, Inc.†	1,446	89,782
Materion Corp.	2,690	184,642
		312,344
Advertising Services — 0.5%
National CineMedia, Inc.	12,300	43,788
Stagwell, Inc.†	93,250	715,227
Tremor International, Ltd. ADR†	19,612	362,234
		1,121,249
Aerospace/Defense — 0.1%
AeroVironment, Inc.†	2,749	237,294
National Presto Industries, Inc.	407	33,406
		270,700
Aerospace/Defense-Equipment — 0.9%
AAR Corp.†	5,571	180,668
Aerojet Rocketdyne Holdings, Inc.	5,977	260,298
Astronics Corp.†	9,300	130,758
Barnes Group, Inc.	4,934	205,896
Hexcel Corp.†	16,265	965,978
Kaman Corp.	2,234	79,687
Moog, Inc., Class A	3,149	240,048
Park Aerospace Corp.	1,554	21,259
Triumph Group, Inc.†	5,184	96,578
		2,181,170
Agricultural Operations — 0.1%
Andersons, Inc.	2,984	91,997
Fresh Del Monte Produce, Inc.	2,670	86,027
		178,024
Airlines — 0.4%
Allegiant Travel Co.†	2,062	403,080
Hawaiian Holdings, Inc.†	4,109	89,001
SkyWest, Inc.†	12,343	609,003
		1,101,084
Apparel Manufacturers — 0.7%
Deckers Outdoor Corp.†	950	342,190
Fossil Group, Inc.†	3,808	45,125
Kontoor Brands, Inc.	3,841	191,858
Oxford Industries, Inc.	13,500	1,217,295
		1,796,468
Appliances — 0.1%
iRobot Corp.†	2,251	176,703
Traeger, Inc.†	1,944	40,688
		217,391
Applications Software — 0.8%
Agilysys, Inc.†	1,558	81,577
Alkami Technology, Inc.†	965	23,816
Appfolio, Inc., Class A†	4,520	544,208
BM Technologies, Inc.†	374	3,329
Digi International, Inc.†	2,737	57,532
DigitalOcean Holdings, Inc.†	4,324	335,672
Ebix, Inc.	1,912	51,490
JFrog, Ltd.†	800	26,800
Security Description	Shares	Value (Note 2)
Applications Software (continued)
Membership Collective Group, Inc.† Class A	34,466	$428,757
PDF Solutions, Inc.†	2,390	55,065
Sprout Social, Inc., Class A†	2,600	317,070
		1,925,316
Athletic Equipment — 0.1%
Vista Outdoor, Inc.†	4,604	185,587
Audio/Video Products — 0.0%
Daktronics, Inc.†	3,007	16,328
Universal Electronics, Inc.†	1,082	53,289
		69,617
Auto Repair Centers — 0.1%
Monro, Inc.	2,689	154,644
Auto-Truck Trailers — 0.1%
Wabash National Corp.	22,713	343,648
Auto/Truck Parts & Equipment-Original — 0.8%
American Axle & Manufacturing Holdings, Inc.†	9,152	80,629
Cooper-Standard Holdings, Inc.†	1,363	29,863
Dana, Inc.	12,400	275,776
Dorman Products, Inc.†	2,299	217,646
Gentherm, Inc.†	12,549	1,015,591
Lear Corp.	700	109,536
Meritor, Inc.†	10,029	213,718
Methode Electronics, Inc.	3,065	128,883
Titan International, Inc.†	4,103	29,378
		2,101,020
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	3,500	127,050
Motorcar Parts of America, Inc.†	1,534	29,913
Standard Motor Products, Inc.	1,551	67,794
		224,757
B2B/E-Commerce — 0.0%
ePlus, Inc.†	1,084	111,229
Banks-Commercial — 8.3%
1st Source Corp.	1,340	63,302
Allegiance Bancshares, Inc.	1,509	57,568
Ameris Bancorp	5,319	275,950
Atlantic Union Bankshares Corp.	1,063	39,172
BancFirst Corp.	1,526	91,743
Bancorp, Inc.†	4,576	116,459
BancorpSouth Bank	5,500	163,790
BankUnited, Inc.	7,449	311,517
Banner Corp.	6,973	384,979
Business First Bancshares, Inc.	122	2,854
Cadence BanCorp	27,813	610,773
Cambridge Bancorp	4,510	396,880
Cathay General Bancorp	7,200	298,008
Central Pacific Financial Corp.	8,865	227,653
CIT Group, Inc.	4,000	207,800
City Holding Co.	1,235	96,219
Columbia Banking System, Inc.	13,238	502,912
Community Bank System, Inc.	4,327	296,053
ConnectOne Bancorp, Inc.	1,100	33,011
Customers Bancorp, Inc.†	2,389	102,775

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
CVB Financial Corp.	19,951	$406,402
Dime Community Bancshares, Inc.	2,696	88,051
Eagle Bancorp, Inc.	2,565	147,487
Eastern Bankshares, Inc.	30,450	618,135
Enterprise Financial Services Corp.	1,300	58,864
Equity Bancshares, Inc., Class A	2,500	83,450
FB Financial Corp.	2,851	122,251
Financial Institutions, Inc.	580	17,777
First Bancorp	2,286	98,321
First BanCorp/Puerto Rico	103,543	1,361,590
First Bancshares, Inc.	600	23,268
First Commonwealth Financial Corp.	16,599	226,244
First Community Bankshares, Inc.	600	19,032
First Financial Bancorp	7,680	179,789
First Hawaiian, Inc.	13,499	396,196
First Interstate BancSystem, Inc., Class A	24,523	987,296
First Merchants Corp.	30,992	1,296,705
First Midwest Bancorp, Inc.	9,172	174,360
Flagstar Bancorp, Inc.	4,242	215,409
Glacier Bancorp, Inc.	1,183	65,479
Great Western Bancorp, Inc.	12,523	410,003
Hanmi Financial Corp.	2,463	49,408
HarborOne Bancorp, Inc.	2,400	33,696
Heritage Financial Corp.	28,546	727,923
Hilltop Holdings, Inc.	5,015	163,840
Home BancShares, Inc.	3,300	77,649
HomeStreet, Inc.	4,769	196,244
Hope Bancorp, Inc.	31,121	449,387
Independent Bank Corp.	2,652	201,950
Independent Bank Corp.	2,500	53,700
Lakeland Financial Corp.	2,030	144,617
Merchants Bancorp	20	789
Meta Financial Group, Inc.	2,562	134,454
NBT Bancorp, Inc.	3,478	125,625
Nicolet Bankshares, Inc.†	200	14,836
OFG Bancorp	4,146	104,562
Old National Bancorp	28,699	486,448
Park National Corp.	1,167	142,316
Pinnacle Financial Partners, Inc.	2,200	206,976
Preferred Bank	1,104	73,615
Premier Financial Corp.	1,000	31,840
QCR Holdings, Inc.	500	25,720
Renasant Corp.	4,522	163,018
S&T Bancorp, Inc.	3,157	93,037
Seacoast Banking Corp. of Florida	31,997	1,081,819
ServisFirst Bancshares, Inc.	3,915	304,587
Simmons First National Corp., Class A	15,490	457,884
South State Corp.	11,962	893,203
Southside Bancshares, Inc.	2,620	100,320
Tompkins Financial Corp.	958	77,512
Triumph Bancorp, Inc.†	1,894	189,646
TrustCo Bank Corp.	1,546	49,426
Trustmark Corp.	12,812	412,803
UMB Financial Corp.	2,100	203,091
United Community Banks, Inc.	37,370	1,226,483
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Veritex Holdings, Inc.	3,974	$156,417
Webster Financial Corp.	3,900	212,394
Westamerica BanCorp	4,731	266,166
		20,608,928
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	2,349	266,612
Banks-Super Regional — 0.2%
Independent Bank Group, Inc.	4,079	289,772
National Bank Holdings Corp., Class A	2,472	100,067
		389,839
Beverages-Non-alcoholic — 0.5%
Celsius Holdings, Inc.†	3,048	274,595
Coca-Cola Consolidated, Inc.	372	146,635
National Beverage Corp.	1,872	98,261
Primo Water Corp.	52,632	827,375
		1,346,866
Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,005	65,426
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	7,000	85,260
Building & Construction Products-Misc. — 0.8%
American Woodmark Corp.†	1,348	88,119
Gibraltar Industries, Inc.†	12,811	892,286
Louisiana-Pacific Corp.	3,200	196,384
Patrick Industries, Inc.	1,805	150,356
Simpson Manufacturing Co., Inc.	7,035	752,534
		2,079,679
Building & Construction-Misc. — 0.8%
Comfort Systems USA, Inc.	9,413	671,335
EMCOR Group, Inc.	4,625	533,633
MYR Group, Inc.†	3,254	323,773
TopBuild Corp.†	2,000	409,620
		1,938,361
Building Products-Air & Heating — 0.2%
AAON, Inc.	3,322	217,059
SPX Corp.†	3,637	194,398
		411,457
Building Products-Cement — 0.3%
Eagle Materials, Inc.	6,428	843,097
Building Products-Doors & Windows — 0.2%
Apogee Enterprises, Inc.	2,048	77,332
Cornerstone Building Brands, Inc.†	6,100	89,121
Griffon Corp.	3,821	93,997
Masonite International Corp.†	350	37,146
PGT Innovations, Inc.†	4,782	91,336
		388,932
Building Products-Wood — 0.3%
Boise Cascade Co.	4,656	251,331
UFP Industries, Inc.	7,613	517,532
		768,863

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Heavy Construction — 0.6%
Arcosa, Inc.	6,984	$350,387
Granite Construction, Inc.	3,677	145,426
MasTec, Inc.†	7,200	621,216
Primoris Services Corp.	11,600	284,084
Southwest Gas Holdings, Inc.	1,300	86,944
		1,488,057
Building-Maintenance & Services — 0.8%
ABM Industries, Inc.	14,687	661,062
Terminix Global Holdings, Inc.†	29,909	1,246,308
		1,907,370
Building-Mobile Home/Manufactured Housing — 1.1%
Cavco Industries, Inc.†	5,144	1,217,791
LCI Industries	2,028	273,030
Skyline Champion Corp.†	17,555	1,054,353
Winnebago Industries, Inc.	2,896	209,815
		2,754,989
Building-Residential/Commercial — 0.9%
Century Communities, Inc.	2,384	146,497
Installed Building Products, Inc.	1,883	201,763
LGI Homes, Inc.†	1,738	246,640
M/I Homes, Inc.†	2,353	136,003
MDC Holdings, Inc.	4,534	211,829
Meritage Homes Corp.†	3,721	360,937
Tri Pointe Homes, Inc.†	43,400	912,268
		2,215,937
Casino Hotels — 0.1%
Boyd Gaming Corp.†	5,000	316,300
Chemicals-Diversified — 0.4%
AdvanSix, Inc.†	2,257	89,716
Innospec, Inc.	1,977	166,503
Koppers Holdings, Inc.†	4,163	130,135
Orion Engineered Carbons SA†	5,600	102,088
Quaker Chemical Corp.	1,076	255,787
Stepan Co.	2,313	261,230
		1,005,459
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	5,115	38,363
Chemicals-Other — 0.0%
American Vanguard Corp.	2,156	32,448
Chemicals-Specialty — 2.6%
Ashland Global Holdings, Inc.	10,763	959,199
Balchem Corp.	10,071	1,461,000
Cabot Corp.	700	35,084
Ecovyst, Inc.	2,600	30,316
Element Solutions, Inc.	44,303	960,489
Ferro Corp.†	6,637	134,997
GCP Applied Technologies, Inc.†	4,305	94,366
H.B. Fuller Co.	6,216	401,305
Hawkins, Inc.	1,515	52,843
Ingevity Corp.†	2,700	192,699
Kraton Corp.†	2,580	117,751
Minerals Technologies, Inc.	2,375	165,870
Rogers Corp.†	1,503	280,279
Tronox Holdings PLC, Class A	11,000	271,150
Security Description	Shares	Value (Note 2)
Chemicals-Specialty (continued)
Valvoline, Inc.	37,273	$1,162,172
Zymergen, Inc.†	11,800	155,406
		6,474,926
Circuit Boards — 0.1%
TTM Technologies, Inc.†	16,850	211,805
Coal — 0.2%
Arch Resources, Inc.†	1,650	153,037
CONSOL Energy, Inc.†	2,546	66,247
SunCoke Energy, Inc.	19,963	125,368
Warrior Met Coal, Inc.	6,226	144,879
		489,531
Commercial Services — 0.9%
Forrester Research, Inc.†	892	43,940
LiveRamp Holdings, Inc.†	26,885	1,269,779
Medifast, Inc.	1,291	248,698
Progyny, Inc.†	10,470	586,320
SP Plus Corp.†	653	20,027
WW International, Inc.†	4,261	77,763
		2,246,527
Commercial Services-Finance — 0.6%
EVERTEC, Inc.	9,094	415,778
Green Dot Corp., Class A†	4,385	220,697
HealthEquity, Inc.†	1,700	110,092
Marathon Digital Holdings, Inc.†	2,500	78,950
Riot Blockchain, Inc.†	2,200	56,540
Sabre Corp.†	52,624	623,068
		1,505,125
Communications Software — 0.2%
8x8, Inc.†	8,990	210,276
Avaya Holdings Corp.†	10,500	207,795
		418,071
Computer Data Security — 0.1%
OneSpan, Inc.†	2,775	52,115
Qualys, Inc.†	400	44,516
SecureWorks Corp., Class A†	6,300	125,244
		221,875
Computer Services — 1.4%
CACI International, Inc., Class A†	650	170,365
ExlService Holdings, Inc.†	2,662	327,746
Insight Enterprises, Inc.†	3,397	306,002
KBR, Inc.	2,000	78,800
Science Applications International Corp.	12,879	1,101,927
TTEC Holdings, Inc.	1,470	137,489
Unisys Corp.†	5,386	135,404
WNS Holdings, Ltd. ADR†	15,254	1,247,777
		3,505,510
Computer Software — 0.6%
Box, Inc., Class A†	8,300	196,461
Envestnet, Inc.†	300	24,072
Simulations Plus, Inc.	1,260	49,770
Teradata Corp.†	16,812	964,168
Xperi Holding Corp.	8,408	158,407
		1,392,878

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers-Integrated Systems — 0.2%
Diebold Nixdorf, Inc.†	10,748	$108,662
NetScout Systems, Inc.†	18,700	503,965
		612,627
Computers-Other — 0.5%
3D Systems Corp.†	10,050	277,078
Lumentum Holdings, Inc.†	10,161	848,850
		1,125,928
Consulting Services — 0.2%
Huron Consulting Group, Inc.†	4,700	244,400
Kelly Services, Inc., Class A	14,491	273,590
		517,990
Consumer Products-Misc. — 0.3%
Central Garden & Pet Co.†	782	37,536
Central Garden & Pet Co., Class A†	4,923	211,689
Quanex Building Products Corp.	6,796	145,502
WD-40 Co.	1,100	254,628
		649,355
Containers-Metal/Glass — 0.1%
Ardagh Group SA	160	4,078
Greif, Inc., Class A	2,600	167,960
O-I Glass, Inc.†	12,622	180,116
		352,154
Containers-Paper/Plastic — 0.1%
Graphic Packaging Holding Co.	2,900	55,216
Matthews International Corp., Class A	2,537	88,009
		143,225
Cosmetics & Toiletries — 0.2%
e.l.f. Beauty, Inc.†	3,826	111,145
Edgewell Personal Care Co.	4,363	158,377
Honest Co., Inc.†	5,308	55,097
Inter Parfums, Inc.	1,423	106,398
		431,017
Data Processing/Management — 0.5%
Bottomline Technologies DE, Inc.†	3,156	123,968
CommVault Systems, Inc.†	13,629	1,026,400
CSG Systems International, Inc.	3,428	165,229
		1,315,597
Diagnostic Equipment — 0.0%
Adaptive Biotechnologies Corp.†	1,500	50,985
Diagnostic Kits — 0.3%
Meridian Bioscience, Inc.†	3,479	66,936
Natera, Inc.†	6,127	682,793
OraSure Technologies, Inc.†	5,779	65,360
		815,089
Direct Marketing — 0.1%
Quotient Technology, Inc.†	58,001	337,566
Disposable Medical Products — 0.9%
BioLife Solutions, Inc.†	2,334	98,775
CONMED Corp.	2,340	306,142
Security Description	Shares	Value (Note 2)
Disposable Medical Products (continued)
ICU Medical, Inc.†	6,500	$1,516,970
Merit Medical Systems, Inc.†	4,064	291,795
		2,213,682
Distribution/Wholesale — 1.0%
Avient Corp.	5,500	254,925
G-III Apparel Group, Ltd.†	6,794	192,270
Resideo Technologies, Inc.†	11,570	286,821
ScanSource, Inc.†	13,544	471,196
Univar Solutions, Inc.†	48,243	1,149,148
Veritiv Corp.†	2,638	236,259
		2,590,619
Diversified Manufacturing Operations — 0.8%
Enerpac Tool Group Corp.	4,831	100,147
EnPro Industries, Inc.	12,460	1,085,515
Fabrinet†	5,360	549,453
Federal Signal Corp.	4,906	189,470
		1,924,585
Diversified Minerals — 0.1%
Livent Corp.†	12,963	299,575
Diversified Operations/Commercial Services — 0.0%
Viad Corp.†	1,645	74,699
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	37,800	136,458
Heron Therapeutics, Inc.†	13,200	141,108
		277,566
Drug Detection Systems — 0.1%
Rapid Micro Biosystems, Inc., Class A†	9,297	171,716
E-Commerce/Products — 0.0%
Liquidity Services, Inc.†	2,133	46,094
E-Commerce/Services — 0.5%
EverQuote, Inc., Class A†	1,400	26,082
Shutterstock, Inc.	1,881	213,155
Stamps.com, Inc.†	2,695	888,784
Upwork, Inc.†	4,400	198,132
		1,326,153
E-Marketing/Info — 0.1%
QuinStreet, Inc.†	18,059	317,116
E-Services/Consulting — 0.9%
Perficient, Inc.†	18,730	2,167,061
Electric-Distribution — 0.1%
Unitil Corp.	1,272	54,416
Via Renewables, Inc.	6,700	68,273
		122,689
Electric-Integrated — 0.7%
Avista Corp.	13,509	528,472
Black Hills Corp.	1,800	112,968
IDACORP, Inc.	7,495	774,833
PNM Resources, Inc.	1,900	94,012
Portland General Electric Co.	4,200	197,358
		1,707,643

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Misc. — 1.2%
Advanced Energy Industries, Inc.	3,079	$270,182
Applied Optoelectronics, Inc.†	2,004	14,389
Atkore, Inc.†	8,650	751,858
Benchmark Electronics, Inc.	11,655	311,305
Comtech Telecommunications Corp.	2,092	53,576
Kimball Electronics, Inc.†	1,800	46,386
Knowles Corp.†	17,782	333,235
OSI Systems, Inc.†	5,542	525,382
Plexus Corp.†	2,267	202,692
Sanmina Corp.†	8,324	320,807
Vishay Intertechnology, Inc.	10,900	218,981
		3,048,793
Electronic Components-Semiconductors — 2.3%
Amkor Technology, Inc.	5,600	139,720
CEVA, Inc.†	1,841	78,555
CTS Corp.	2,602	80,428
Diodes, Inc.†	3,608	326,849
DSP Group, Inc.†	1,825	39,986
MACOM Technology Solutions Holdings, Inc.†	16,572	1,075,026
ON Semiconductor Corp.†	25,734	1,177,845
Photronics, Inc.†	4,974	67,795
Rambus, Inc.†	23,239	515,906
Semtech Corp.†	16,501	1,286,583
Silicon Laboratories, Inc.†	1,500	210,240
SMART Global Holdings, Inc.†	16,650	740,925
		5,739,858
Electronic Connectors — 0.1%
Vicor Corp.†	1,712	229,682
Electronic Measurement Instruments — 0.7%
Badger Meter, Inc.	2,341	236,769
FARO Technologies, Inc.†	1,459	96,017
Itron, Inc.†	3,630	274,537
Mesa Laboratories, Inc.	3,773	1,140,804
		1,748,127
Energy-Alternate Sources — 0.5%
FutureFuel Corp.	8,772	62,544
Green Plains, Inc.†	7,705	251,568
Renewable Energy Group, Inc.†	5,831	292,716
REX American Resources Corp.†	1,273	101,675
SunPower Corp.†	3,300	74,844
Sunrun, Inc.†	6,100	268,400
TPI Composites, Inc.†	8,397	283,399
		1,335,146
Engineering/R&D Services — 0.2%
Exponent, Inc.	4,178	472,741
Enterprise Software/Service — 1.9%
ACI Worldwide, Inc.†	9,400	288,862
American Software, Inc., Class A	10,100	239,875
Blackline, Inc.†	400	47,224
Donnelley Financial Solutions, Inc.†	5,373	186,013
eGain Corp.†	22,700	231,540
Evolent Health, Inc., Class A†	14,200	440,200
LivePerson, Inc.†	5,207	306,953
Security Description	Shares	Value (Note 2)
Enterprise Software/Service (continued)
ManTech International Corp., Class A	11,358	$862,299
Momentive Global, Inc.†	17,400	341,040
Paycor HCM, Inc.†	4,273	150,239
Progress Software Corp.	3,511	172,706
SPS Commerce, Inc.†	3,075	496,028
Workiva, Inc.†	5,900	831,664
		4,594,643
Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.	2,550	380,817
Filtration/Separation Products — 0.4%
ESCO Technologies, Inc.	11,385	876,645
Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	250	146,325
Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,900	155,092
Finance-Consumer Loans — 0.4%
Encore Capital Group, Inc.†	2,429	119,677
Enova International, Inc.†	2,959	102,233
EZCORP, Inc., Class A†	7,060	53,444
Navient Corp.	16,400	323,572
Nelnet, Inc., Class A	350	27,734
PRA Group, Inc.†	3,678	154,991
Regional Management Corp.	1,200	69,816
World Acceptance Corp.†	338	64,078
		915,545
Finance-Investment Banker/Broker — 0.8%
B. Riley Financial, Inc.	1,284	75,807
Cowen, Inc., Class A	4,100	140,671
Greenhill & Co., Inc.	1,152	16,842
Houlihan Lokey, Inc.	5,982	550,942
Perella Weinberg Partners	59,573	789,342
Piper Sandler Cos.	1,797	248,813
StoneX Group, Inc.†	1,352	89,097
		1,911,514
Finance-Mortgage Loan/Banker — 0.2%
Mr. Cooper Group, Inc.†	9,013	371,065
PennyMac Financial Services, Inc.	2,700	165,051
		536,116
Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	5,855	274,072
MGIC Investment Corp.	8,300	124,168
NMI Holdings, Inc., Class A†	9,178	207,515
Radian Group, Inc.	10,200	231,744
		837,499
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	1,412	104,177
Food-Canned — 0.1%
Seneca Foods Corp., Class A†	2,819	135,932
Food-Catering — 0.4%
Healthcare Services Group, Inc.	10,291	257,172
Sovos Brands, Inc.†	49,010	683,690
		940,862

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	5,202	$155,488
BellRing Brands, Inc., Class A†	23,350	718,013
Cal-Maine Foods, Inc.	3,005	108,661
J&J Snack Foods Corp.	1,193	182,314
John B. Sanfilippo & Son, Inc.	2,112	172,593
Simply Good Foods Co.†	6,764	233,290
TreeHouse Foods, Inc.†	4,473	178,383
		1,748,742
Food-Retail — 0.1%
Sprouts Farmers Market, Inc.†	7,100	164,507
Food-Wholesale/Distribution — 0.2%
Calavo Growers, Inc.	1,419	54,263
Chefs' Warehouse, Inc.†	2,620	85,333
Performance Food Group Co.†	3,880	180,265
SpartanNash Co.	3,408	74,635
United Natural Foods, Inc.†	4,522	218,955
		613,451
Footwear & Related Apparel — 0.6%
Steven Madden, Ltd.	34,879	1,400,741
Wolverine World Wide, Inc.	6,598	196,884
		1,597,625
Gambling (Non-Hotel) — 0.0%
Monarch Casino & Resort, Inc.†	1,045	70,005
Gas-Distribution — 0.5%
Chesapeake Utilities Corp.	6,299	756,195
New Jersey Resources Corp.	1,500	52,215
Northwest Natural Holding Co.	4,061	186,766
ONE Gas, Inc.	1,900	120,403
South Jersey Industries, Inc.	9,024	191,850
		1,307,429
Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	1,600	46,368
US Ecology, Inc.†	2,529	81,813
		128,181
Health Care Cost Containment — 0.1%
CorVel Corp.†	758	141,155
Home Furnishings — 0.4%
Ethan Allen Interiors, Inc.	4,459	105,678
Herman Miller, Inc.	6,200	233,492
Hooker Furniture Corp.	1,500	40,485
Sleep Number Corp.†	5,396	504,418
		884,073
Hotels/Motels — 0.0%
Marcus Corp.†	1,754	30,607
Housewares — 0.0%
Tupperware Brands Corp.†	4,004	84,565
Human Resources — 1.5%
AMN Healthcare Services, Inc.†	3,793	435,247
ASGN, Inc.†	11,924	1,349,081
Barrett Business Services, Inc.	996	75,955
Cross Country Healthcare, Inc.†	28,536	606,105
Heidrick & Struggles International, Inc.	2,167	96,713
Security Description	Shares	Value (Note 2)
Human Resources (continued)
Kforce, Inc.	3,500	$208,740
Korn Ferry	6,916	500,442
Resources Connection, Inc.	2,481	39,150
TrueBlue, Inc.†	11,649	315,455
		3,626,888
Identification Systems — 0.1%
Brady Corp., Class A	3,894	197,426
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	2,400	67,680
Clearway Energy, Inc., Class C	600	18,162
		85,842
Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,276	93,521
Insurance Brokers — 0.5%
eHealth, Inc.†	1,891	76,585
Ryan Specialty Group Holdings, Inc., Class A†	22,788	771,830
Selectquote, Inc.†	9,965	128,847
Trean Insurance Group, Inc.†	23,556	243,805
		1,221,067
Insurance-Life/Health — 0.3%
American Equity Investment Life Holding Co.	10,207	301,821
CNO Financial Group, Inc.	5,200	122,408
Primerica, Inc.	450	69,134
Trupanion, Inc.†	2,744	213,126
		706,489
Insurance-Multi-line — 0.4%
Genworth Financial, Inc., Class A†	40,717	152,689
Kemper Corp.	11,483	766,949
		919,638
Insurance-Property/Casualty — 1.0%
Ambac Financial Group, Inc.†	3,709	53,113
AMERISAFE, Inc.	1,554	87,273
Employers Holdings, Inc.	3,070	121,234
First American Financial Corp.	900	60,345
HCI Group, Inc.	529	58,597
Heritage Insurance Holdings, Inc.	600	4,086
Horace Mann Educators Corp.	3,329	132,461
James River Group Holdings, Ltd.	28,871	1,089,303
Kinsale Capital Group, Inc.	475	76,808
Palomar Holdings, Inc.†	1,934	156,325
ProAssurance Corp.	4,332	103,015
RLI Corp.	1,150	115,310
Safety Insurance Group, Inc.	1,142	90,504
Selective Insurance Group, Inc.	1,000	75,530
Stewart Information Services Corp.	3,457	218,690
United Fire Group, Inc.	1,733	40,032
Universal Insurance Holdings, Inc.	2,258	29,444
		2,512,070
Insurance-Reinsurance — 0.8%
Argo Group International Holdings, Ltd.	2,300	120,106
Axis Capital Holdings, Ltd.	16,873	776,833

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance (continued)
Essent Group, Ltd.	6,500	$286,065
Reinsurance Group of America, Inc.	7,323	814,757
SiriusPoint, Ltd.†	7,025	65,051
		2,062,812
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	3,404	241,139
Internet Content-Information/News — 0.2%
HealthStream, Inc.†	2,026	57,903
TechTarget, Inc.†	2,034	167,642
Yelp, Inc.†	7,400	275,576
		501,121
Investment Companies — 0.4%
Compass Diversified Holdings	38,902	1,095,869
Investment Management/Advisor Services — 0.7%
Artisan Partners Asset Management, Inc., Class A	700	34,244
AssetMark Financial Holdings, Inc.†	600	14,922
Blucora, Inc.†	14,806	230,826
BrightSphere Investment Group, Inc.	11,278	294,694
Cohen & Steers, Inc.	550	46,073
Federated Hermes, Inc.	3,400	110,500
Focus Financial Partners, Inc., Class A†	4,750	248,757
Stifel Financial Corp.	2,875	195,385
Virtus Investment Partners, Inc.	1,352	419,553
WisdomTree Investments, Inc.	8,733	49,516
		1,644,470
Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,223	260,034
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,826	98,257
Manitowoc Co, Inc.†	5,400	115,668
		213,925
Machinery-Electrical — 0.3%
Argan, Inc.	7,126	311,192
Bloom Energy Corp., Class A†	8,000	149,760
Franklin Electric Co., Inc.	3,130	249,931
		710,883
Machinery-Farming — 0.1%
Alamo Group, Inc.	794	110,787
Lindsay Corp.	875	132,816
		243,603
Machinery-General Industrial — 1.0%
Albany International Corp., Class A	13,044	1,002,692
Altra Industrial Motion Corp.	4,800	265,680
Applied Industrial Technologies, Inc.	3,118	281,025
Chart Industries, Inc.†	2,858	546,193
DXP Enterprises, Inc.†	1,418	41,930
Kadant, Inc.	900	183,690
Tennant Co.	1,498	110,777
		2,431,987
Security Description	Shares	Value (Note 2)
Machinery-Pumps — 0.5%
Cactus, Inc., Class A	9,695	$365,696
CIRCOR International, Inc.†	1,625	53,641
SPX FLOW, Inc.	6,141	448,907
Watts Water Technologies, Inc., Class A	2,212	371,815
		1,240,059
Machinery-Thermal Process — 0.0%
Thermon Group Holdings, Inc.†	2,500	43,275
Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	5,425	139,314
Medical Information Systems — 0.5%
Allscripts Healthcare Solutions, Inc.†	57,232	765,192
Apollo Medical Holdings, Inc.†	3,920	356,916
Computer Programs & Systems, Inc.†	1,175	41,666
NextGen Healthcare, Inc.†	4,534	63,929
Tabula Rasa HealthCare, Inc.†	1,847	48,410
		1,276,113
Medical Instruments — 0.6%
AngioDynamics, Inc.†	10,685	277,169
Natus Medical, Inc.†	9,239	231,714
NuVasive, Inc.†	16,200	969,570
		1,478,453
Medical Labs & Testing Services — 1.4%
Catalent, Inc.†	4,947	658,297
Fulgent Genetics, Inc.†	1,540	138,523
LifeStance Health Group, Inc.†	17,100	247,950
MEDNAX, Inc.†	6,926	196,906
Medpace Holdings, Inc.†	1,650	312,312
Neuronetics, Inc.†	47,041	308,589
OPKO Health, Inc.†	34,700	126,655
Personalis, Inc.†	10,100	194,324
Syneos Health, Inc.†	15,570	1,362,064
		3,545,620
Medical Laser Systems — 0.0%
Cutera, Inc.†	1,310	61,046
Medical Products — 2.5%
Accuray, Inc.†	32,600	128,770
Avanos Medical, Inc.†	3,862	120,494
Bioventus, Inc., Class A†	7,300	103,368
Cardiovascular Systems, Inc.†	22,423	736,147
CryoLife, Inc.†	3,154	70,303
Envista Holdings Corp.†	31,724	1,326,380
Glaukos Corp.†	3,736	179,963
Hanger, Inc.†	2,950	64,782
Inogen, Inc.†	1,633	70,366
Inspire Medical Systems, Inc.†	200	46,576
Integer Holdings Corp.†	7,273	649,770
Invacare Corp.†	2,809	13,371
LeMaitre Vascular, Inc.	1,540	81,759
LivaNova PLC†	13,141	1,040,636
Omnicell, Inc.†	3,489	517,872
Orthofix Medical, Inc.†	1,580	60,230
SeaSpine Holdings Corp.†	1,400	22,022
Sientra, Inc.†	81,098	464,691
SmileDirectClub, Inc.†	26,285	139,836

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products (continued)
Surmodics, Inc.†	1,113	$61,883
Tactile Systems Technology, Inc.†	1,587	70,542
Zynex, Inc.†	12,990	147,956
		6,117,717
Medical-Biomedical/Gene — 3.0%
ACADIA Pharmaceuticals, Inc.†	4,100	68,101
Alder Biopharmaceuticals, Inc. CVR†(1)	11,600	10,208
Amicus Therapeutics, Inc.†	31,000	296,050
ANI Pharmaceuticals, Inc.†	778	25,534
Arena Pharmaceuticals, Inc.†	8,460	503,793
Atara Biotherapeutics, Inc.†	22,600	404,540
Biohaven Pharmaceutical Holding Co., Ltd.†	300	41,673
Black Diamond Therapeutics, Inc.†	13,500	114,210
Bluebird Bio, Inc.†	1,260	24,079
Bridgebio Pharma, Inc.†	2,200	103,114
Cara Therapeutics, Inc.†	3,376	52,159
CytomX Therapeutics, Inc.†	20,000	101,800
Decibel Therapeutics, Inc.†	202	1,557
Dicerna Pharmaceuticals, Inc.†	5,500	110,880
Eiger BioPharmaceuticals, Inc.†	6,900	46,092
Emergent BioSolutions, Inc.†	500	25,035
Esperion Therapeutics, Inc.†	900	10,845
Evolus, Inc.†	40,698	310,119
FibroGen, Inc.†	20,248	206,935
Homology Medicines, Inc.†	1,800	14,166
Innoviva, Inc.†	5,019	83,867
Insmed, Inc.†	8,200	225,828
Intercept Pharmaceuticals, Inc.†	12,300	182,655
Intra-Cellular Therapies, Inc.†	15,281	569,676
Ligand Pharmaceuticals, Inc.†	2,988	416,288
Myriad Genetics, Inc.†	11,364	366,944
NeoGenomics, Inc.†	24,430	1,178,503
Organogenesis Holdings, Inc.†	5,056	71,997
Puma Biotechnology, Inc.†	9,200	64,492
REGENXBIO, Inc.†	9,308	390,191
Sana Biotechnology, Inc.†	101	2,275
Sensei Biotherapeutics, Inc.†	10,700	112,564
Sigilon Therapeutics, Inc.†	7,000	39,550
Sutro Biopharma, Inc.†	1,100	20,779
TG Therapeutics, Inc.†	4,500	149,760
Travere Therapeutics, Inc.†	5,200	126,100
Turning Point Therapeutics, Inc.†	950	63,108
UroGen Pharma, Ltd.†	3,700	62,234
Vericel Corp.†	3,742	182,610
WaVe Life Sciences, Ltd.†	11,700	57,330
Xencor, Inc.†	16,680	544,769
Y-mAbs Therapeutics, Inc.†	300	8,562
		7,390,972
Medical-Drugs — 2.2%
Aerie Pharmaceuticals, Inc.†	18,721	213,419
Amphastar Pharmaceuticals, Inc.†	12,068	229,413
Athenex, Inc.†	6,500	19,565
Catalyst Pharmaceuticals, Inc.†	52,000	275,600
Coherus Biosciences, Inc.†	37,894	608,957
Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Collegium Pharmaceutical, Inc.†	2,854	$56,338
Corcept Therapeutics, Inc.†	34,873	686,301
Cytokinetics, Inc.†	6,702	239,529
Eagle Pharmaceuticals, Inc.†	8,025	447,634
Enanta Pharmaceuticals, Inc.†	1,444	82,034
Fulcrum Therapeutics, Inc.†	9,044	255,131
Gritstone Oncology, Inc.†	1,200	12,960
Harpoon Therapeutics, Inc.†	14,058	111,058
Landos Biopharma, Inc.†	8,239	120,289
Lannett Co., Inc.†	25,222	75,666
Madrigal Pharmaceuticals, Inc.†	1,950	155,591
Marinus Pharmaceuticals, Inc.†	20,300	231,014
Pacira BioSciences, Inc.†	10,026	561,456
Phibro Animal Health Corp., Class A	1,632	35,153
Prestige Consumer Healthcare, Inc.†	4,017	225,394
Spectrum Pharmaceuticals, Inc.†	13,169	28,708
Supernus Pharmaceuticals, Inc.†	4,265	113,748
uniQure NV†	2,884	92,317
Vanda Pharmaceuticals, Inc.†	26,465	453,610
		5,330,885
Medical-Generic Drugs — 0.1%
Amneal Pharmaceuticals, Inc.†	21,600	115,344
Arvinas, Inc.†	100	8,218
Endo International PLC†	18,738	60,711
		184,273
Medical-HMO — 0.1%
Magellan Health, Inc.†	1,868	176,619
Tivity Health, Inc.†	4,645	107,114
		283,733
Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	9,963	116,567
Select Medical Holdings Corp.	8,532	308,603
Tenet Healthcare Corp.†	5,800	385,352
		810,522
Medical-Nursing Homes — 0.2%
Ensign Group, Inc.	4,403	329,741
Pennant Group, Inc.†	2,162	60,730
		390,471
Medical-Outpatient/Home Medical — 0.3%
Addus HomeCare Corp.†	1,277	101,841
Joint Corp.†	1,154	113,115
LHC Group, Inc.†	1,500	235,365
ModivCare, Inc.†	1,188	215,764
		666,085
Medical-Wholesale Drug Distribution — 0.5%
AdaptHealth Corp.†	34,496	803,412
Covetrus, Inc.†	8,283	150,254
Owens & Minor, Inc.	11,356	355,329
		1,308,995
Metal Processors & Fabrication — 0.7%
AZZ, Inc.	3,212	170,878
Mueller Industries, Inc.	4,587	188,526
Proto Labs, Inc.†	2,228	148,385
Standex International Corp.	12,009	1,187,810

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metal Processors & Fabrication (continued)
Tredegar Corp.	2,057	$25,054
		1,720,653
Metal Products-Distribution — 0.0%
Olympic Steel, Inc.	747	18,197
Worthington Industries, Inc.	200	10,540
		28,737
Metal-Aluminum — 0.3%
Alcoa Corp.†	3,300	161,502
Arconic Corp.†	12,977	409,295
Century Aluminum Co.†	4,050	54,472
Kaiser Aluminum Corp.	1,998	217,702
		842,971
Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.	5,861	249,972
John Bean Technologies Corp.	2,549	358,262
		608,234
Motion Pictures & Services — 0.2%
Lions Gate Entertainment Corp., Class A†	27,400	388,806
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	3,539	103,728
Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	4,800	194,256
Multimedia — 0.0%
E.W. Scripps Co., Class A	4,585	82,805
Networking Products — 0.3%
A10 Networks, Inc.†	24,500	330,260
Extreme Networks, Inc.†	37,266	367,070
NETGEAR, Inc.†	2,451	78,212
		775,542
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	13,270	95,677
Office Furnishings-Original — 0.5%
HNI Corp.	8,621	316,563
Interface, Inc.	52,746	799,102
Steelcase, Inc., Class A	15,800	200,344
		1,316,009
Office Supplies & Forms — 0.0%
ACCO Brands Corp.	11,171	95,959
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	8,659	237,343
Nabors Industries, Ltd.†	622	60,011
Patterson-UTI Energy, Inc.	25,069	225,621
		522,975
Oil Companies-Exploration & Production — 1.7%
Antero Resources Corp.†	14,900	280,269
Bonanza Creek Energy, Inc.	2,476	118,600
Callon Petroleum Co.†	3,158	154,995
CNX Resources Corp.†	15,800	199,396
Falcon Minerals Corp.	1,400	6,580
Laredo Petroleum, Inc.†	1,083	87,799
Magnolia Oil & Gas Corp., Class A	15,900	282,861
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Matador Resources Co.	10,224	$388,921
Oasis Petroleum, Inc.	800	79,536
Ovintiv, Inc.	17,500	575,400
PDC Energy, Inc.	15,917	754,307
Penn Virginia Corp.†	1,229	32,777
Range Resources Corp.†	31,847	720,698
SM Energy Co.	9,728	256,625
Southwestern Energy Co.†	54,330	300,988
Talos Energy, Inc.†	3,285	45,234
		4,284,986
Oil Field Machinery & Equipment — 0.0%
Dril-Quip, Inc.†	2,843	71,587
US Silica Holdings, Inc.†	5,999	47,932
		119,519
Oil Refining & Marketing — 0.3%
Delek US Holdings, Inc.†	28,087	504,723
Par Pacific Holdings, Inc.†	3,673	57,740
PBF Energy, Inc., Class A†	7,623	98,870
		661,333
Oil-Field Services — 0.8%
Archrock, Inc.	10,755	88,729
Bristow Group, Inc.†	1,860	59,204
ChampionX Corp.†	2,000	44,720
Core Laboratories NV	3,718	103,174
DMC Global, Inc.†	1,503	55,476
Helix Energy Solutions Group, Inc.†	11,375	44,135
Matrix Service Co.†	15,879	166,094
MRC Global, Inc.†	15,000	110,100
National Energy Services Reunited Corp.†	3,300	41,316
NexTier Oilfield Solutions, Inc.†	21,700	99,820
NOW, Inc.†	45,072	344,801
Oceaneering International, Inc.†	9,608	127,979
Oil States International, Inc.†	11,225	71,728
ProPetro Holding Corp.†	14,795	127,977
RPC, Inc.†	5,713	27,765
Select Energy Services, Inc., Class A†	3,500	18,165
Solaris Oilfield Infrastructure, Inc., Class A	43,516	362,923
		1,894,106
Optical Supplies — 0.2%
STAAR Surgical Co.†	3,100	398,443
Paper & Related Products — 0.6%
Clearwater Paper Corp.†	1,339	51,324
Domtar Corp.†	4,616	251,757
Glatfelter Corp.	12,873	181,509
Mercer International, Inc.	3,233	37,470
Neenah, Inc.	15,009	699,570
Schweitzer-Mauduit International, Inc.	2,524	87,482
Verso Corp., Class A	4,400	91,300
		1,400,412
Pastoral & Agricultural — 0.8%
Darling Ingredients, Inc.†	26,975	1,939,503

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Pharmacy Services — 0.1%
Option Care Health, Inc.†	12,400	$300,824
Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	1,036	114,582
Power Converter/Supply Equipment — 0.0%
Powell Industries, Inc.	4,322	106,192
Printing-Commercial — 0.1%
Deluxe Corp.	3,414	122,528
Ennis, Inc.	7,500	141,375
		263,903
Private Corrections — 0.0%
CoreCivic, Inc.†	9,653	85,912
Professional Sports — 0.3%
Madison Square Garden Entertainment Corp.†	9,766	709,695
Protection/Safety — 0.1%
Alarm.com Holdings, Inc.†	3,684	288,052
Publishing-Books — 0.1%
Gannett Co, Inc.†	11,445	76,453
Houghton Mifflin Harcourt Co.†	11,400	153,102
Scholastic Corp.	2,443	87,093
		316,648
Publishing-Periodicals — 0.1%
Meredith Corp.†	3,257	181,415
Real Estate Investment Trusts — 6.1%
Acadia Realty Trust	7,097	144,850
Agree Realty Corp.	8,281	548,451
Alexander & Baldwin, Inc.	9,575	224,438
American Assets Trust, Inc.	5,522	206,633
American Finance Trust, Inc.	3,000	24,120
Americold Realty Trust	2,800	81,340
Apollo Commercial Real Estate Finance, Inc.	10,553	156,501
Apple Hospitality REIT, Inc.	8,400	132,132
Ares Commercial Real Estate Corp.	3,000	45,240
Armada Hoffler Properties, Inc.	4,894	65,433
ARMOUR Residential REIT, Inc.	6,669	71,892
Blackstone Mtg. Trust, Inc., Class A	3,500	106,120
Brandywine Realty Trust	13,714	184,042
Broadstone Net Lease, Inc.	4,600	114,126
Capstead Mtg. Corp.	7,774	52,008
CareTrust REIT, Inc.	11,987	243,576
CatchMark Timber Trust, Inc., Class A	3,400	40,358
Centerspace	2,027	191,551
Chatham Lodging Trust†	4,813	58,959
City Office REIT, Inc.	4,600	82,156
Community Healthcare Trust, Inc.	3,264	147,500
Corporate Office Properties Trust	4,600	124,108
DiamondRock Hospitality Co.†	25,902	244,774
DigitalBridge Group, Inc.†	10,800	65,124
Diversified Healthcare Trust	19,129	64,847
Douglas Emmett, Inc.	30,843	974,947
Easterly Government Properties, Inc.	8,936	184,618
Ellington Financial, Inc.	9,621	175,968
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Equity LifeStyle Properties, Inc.	300	$23,430
Essential Properties Realty Trust, Inc.	12,090	337,553
First Industrial Realty Trust, Inc.	2,825	147,126
Four Corners Property Trust, Inc.	11,965	321,380
Franklin Street Properties Corp.	7,756	35,988
GEO Group, Inc.	9,835	73,467
Getty Realty Corp.	7,723	226,361
Gladstone Commercial Corp.	4,500	94,635
Global Medical REIT, Inc.	500	7,350
Global Net Lease, Inc.	10,448	167,377
Granite Point Mtg. Trust, Inc.	5,697	75,029
Great Ajax Corp.	400	5,396
Healthcare Realty Trust, Inc.	3,700	110,186
Hersha Hospitality Trust†	2,644	24,669
Highwoods Properties, Inc.	900	39,474
Independence Realty Trust, Inc.	13,335	271,367
Industrial Logistics Properties Trust	5,241	133,174
Innovative Industrial Properties, Inc.	2,170	501,639
Invesco Mtg. Capital, Inc.	23,246	73,225
iStar, Inc.	5,753	144,285
Kite Realty Group Trust	12,385	252,159
KKR Real Estate Finance Trust, Inc.	11,340	239,274
Ladder Capital Corp.	8,700	96,135
Lexington Realty Trust	29,983	382,283
LTC Properties, Inc.	3,160	100,140
Mack-Cali Realty Corp.†	6,422	109,945
MFA Financial, Inc.	6,600	30,162
National Storage Affiliates Trust	4,200	221,718
New York Mtg. Trust, Inc.	30,446	129,700
NexPoint Residential Trust, Inc.	1,816	112,374
Office Properties Income Trust	3,879	98,255
PennyMac Mtg. Investment Trust	17,254	339,731
Phillips Edison & Co., Inc.	1,900	58,349
Physicians Realty Trust	5,500	96,910
Piedmont Office Realty Trust, Inc., Class A	5,400	94,122
Plymouth Industrial REIT, Inc.	5,300	120,575
PotlatchDeltic Corp.	2,600	134,108
Ready Capital Corp.	6,273	90,519
Redwood Trust, Inc.	25,772	332,201
Retail Opportunity Investments Corp.	12,444	216,774
Retail Properties of America, Inc., Class A	22,037	283,837
RPT Realty	6,514	83,119
Ryman Hospitality Properties, Inc.†	1,500	125,550
Sabra Health Care REIT, Inc.	9,800	144,256
Safehold, Inc.	1,070	76,922
Saul Centers, Inc.	1,042	45,911
Service Properties Trust	13,230	148,308
SITE Centers Corp.	17,795	274,755
STAG Industrial, Inc.	7,200	282,600
Summit Hotel Properties, Inc.†	10,442	100,556
Sunstone Hotel Investors, Inc.†	17,100	204,174
Tanger Factory Outlet Centers, Inc.	8,342	135,975
Terreno Realty Corp.	19,049	1,204,468
TPG RE Finance Trust, Inc.	4,900	60,662
Two Harbors Investment Corp.	25,189	159,698

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
UMH Properties, Inc.	2,800	$64,120
Uniti Group, Inc.	18,730	231,690
Universal Health Realty Income Trust	1,029	56,873
Urstadt Biddle Properties, Inc., Class A	2,416	45,735
Washington Real Estate Investment Trust	6,790	168,053
Whitestone REIT	3,493	34,162
Xenia Hotels & Resorts, Inc.†	16,965	300,959
		15,056,740
Real Estate Management/Services — 0.2%
Marcus & Millichap, Inc.†	2,001	81,281
RE/MAX Holdings, Inc., Class A	1,516	47,238
Realogy Holdings Corp.†	19,956	350,028
		478,547
Real Estate Operations & Development — 0.8%
Kennedy-Wilson Holdings, Inc.	52,965	1,108,028
McGrath RentCorp	10,039	722,306
St. Joe Co.	2,646	111,396
		1,941,730
Recycling — 0.2%
Harsco Corp.†	6,355	107,717
PureCycle Technologies, Inc.†	22,607	300,221
		407,938
Rental Auto/Equipment — 1.0%
Aaron's Co., Inc.	2,622	72,210
Custom Truck One Source, Inc.†	43,276	403,765
Herc Holdings, Inc.†	8,175	1,336,286
PROG Holdings, Inc.	6,800	285,668
Rent-A-Center, Inc.	4,853	272,787
		2,370,716
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	2,350	369,726
Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A†	14,638	550,828
Boot Barn Holdings, Inc.†	2,370	210,622
Buckle, Inc.	2,357	93,314
Caleres, Inc.	3,072	68,260
Cato Corp., Class A	1,571	25,984
Chico's FAS, Inc.†	9,839	44,177
Children's Place, Inc.†	2,318	174,453
Designer Brands, Inc., Class A†	4,913	68,438
Genesco, Inc.†	1,128	65,120
Guess?, Inc.	8,426	177,030
Shoe Carnival, Inc.	1,410	45,712
Vera Bradley, Inc.†	2,046	19,253
Winmark Corp.	275	59,133
		1,602,324
Retail-Appliances — 0.0%
Conn's, Inc.†	1,531	34,953
Security Description	Shares	Value (Note 2)
Retail-Automobile — 0.9%
America's Car-Mart, Inc.†	506	$59,091
Asbury Automotive Group, Inc.†	7,669	1,508,799
Group 1 Automotive, Inc.	1,800	338,184
Lithia Motors, Inc.	200	63,408
Rush Enterprises, Inc., Class A	1,300	58,708
Sonic Automotive, Inc., Class A	4,891	256,973
		2,285,163
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	12,587	217,440
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	2,886	28,831
Retail-Building Products — 0.1%
GMS, Inc.†	3,457	151,417
Retail-Computer Equipment — 0.0%
PC Connection, Inc.	883	38,879
Retail-Discount — 0.0%
Big Lots, Inc.	2,780	120,541
Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	2,334	43,599
Retail-Hair Salons — 0.0%
Regis Corp.†	1,953	6,796
Retail-Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	1,229	41,430
La-Z-Boy, Inc.	3,630	116,995
		158,425
Retail-Jewelry — 0.2%
Movado Group, Inc.	1,350	42,511
Signet Jewelers, Ltd.	5,826	460,021
		502,532
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	1,745	84,667
Retail-Misc./Diversified — 0.1%
PriceSmart, Inc.	1,927	149,439
Sally Beauty Holdings, Inc.†	9,071	152,846
		302,285
Retail-Office Supplies — 0.1%
ODP Corp.†	3,809	152,969
Retail-Pawn Shops — 0.1%
FirstCash, Inc.	1,400	122,500
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	1,633	43,879
Retail-Petroleum Products — 0.3%
Murphy USA, Inc.	2,725	455,783
World Fuel Services Corp.	5,096	171,328
		627,111
Retail-Regional Department Stores — 0.5%
Dillard's, Inc., Class A	1,775	306,223
Macy's, Inc.	40,127	906,870
		1,213,093
Retail-Restaurants — 1.0%
BJ's Restaurants, Inc.†	1,869	78,049
Bloomin' Brands, Inc.†	19,816	495,400

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Restaurants (continued)
Brinker International, Inc.†	3,671	$180,063
Cheesecake Factory, Inc.†	3,894	183,018
Chuy's Holdings, Inc.†	1,605	50,606
Cracker Barrel Old Country Store, Inc.	5,002	699,480
Dave & Buster's Entertainment, Inc.†	3,092	118,516
Del Taco Restaurants, Inc.	18,100	158,013
Dine Brands Global, Inc.†	1,378	111,907
El Pollo Loco Holdings, Inc.†	1,558	26,330
Fiesta Restaurant Group, Inc.†	1,401	15,355
Red Robin Gourmet Burgers, Inc.†	1,258	29,009
Ruth's Hospitality Group, Inc.†	2,580	53,432
Shake Shack, Inc., Class A†	3,141	246,443
		2,445,621
Retail-Sporting Goods — 0.2%
Hibbett Sports, Inc.	2,908	205,712
Zumiez, Inc.†	6,359	252,834
		458,546
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	1,151	20,373
Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	3,803	74,425
Raven Industries, Inc.†	2,882	166,032
Trinseo SA	5,266	284,258
		524,715
Satellite Telecom — 0.3%
EchoStar Corp., Class A†	13,487	344,053
Gogo, Inc.†	23,500	406,550
		750,603
Savings & Loans/Thrifts — 1.5%
Axos Financial, Inc.†	7,984	411,495
Banc of California, Inc.	3,594	66,453
Berkshire Hills Bancorp, Inc.	3,926	105,923
Brookline Bancorp, Inc.	13,975	213,259
Capitol Federal Financial, Inc.	10,361	119,048
Flushing Financial Corp.	1,800	40,680
HomeTrust Bancshares, Inc.	3,100	86,738
Investors Bancorp, Inc.	24,082	363,879
Meridian Bancorp, Inc.	13,100	271,956
Northfield Bancorp, Inc.	15,988	274,354
Northwest Bancshares, Inc.	10,183	135,230
OceanFirst Financial Corp.	31,527	674,993
Pacific Premier Bancorp, Inc.	7,595	314,737
People's United Financial, Inc.	3,006	52,515
Provident Financial Services, Inc.	6,247	146,617
Washington Federal, Inc.	7,300	250,463
WSFS Financial Corp.	3,815	195,748
		3,724,088
Schools — 0.2%
Adtalem Global Education, Inc.†	3,966	149,954
American Public Education, Inc.†	1,500	38,415
Coursera, Inc.†	1,192	37,727
Perdoceo Education Corp.†	5,624	59,389
Strategic Education, Inc.	1,817	128,099
		413,584
Security Description	Shares	Value (Note 2)
Security Services — 0.0%
Brink's Co.	1,100	$69,630
Semiconductor Components-Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	1,200	98,820
MaxLinear, Inc.†	5,646	278,065
Power Integrations, Inc.	4,838	478,914
		855,799
Semiconductor Equipment — 1.0%
Allegro MicroSystems, Inc.†	28,615	914,535
Axcelis Technologies, Inc.†	2,694	126,699
Cohu, Inc.†	11,000	351,340
FormFactor, Inc.†	6,233	232,678
Kulicke & Soffa Industries, Inc.	4,973	289,827
Onto Innovation, Inc.†	3,954	285,677
Ultra Clean Holdings, Inc.†	3,587	152,806
Veeco Instruments, Inc.†	10,740	238,535
		2,592,097
Software Tools — 0.1%
Digital Turbine, Inc.†	1,800	123,750
Steel Pipe & Tube — 0.5%
Advanced Drainage Systems, Inc.	675	73,015
TimkenSteel Corp.†	3,298	43,138
Valmont Industries, Inc.	4,588	1,078,730
		1,194,883
Steel-Producers — 0.2%
Carpenter Technology Corp.	3,854	126,180
Cleveland-Cliffs, Inc.†	6,800	134,708
Commercial Metals Co.	5,500	167,530
United States Steel Corp.	1,300	28,561
		456,979
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	16,511	274,578
Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	15,101	775,436
Telecom Services — 0.3%
ATN International, Inc.	878	41,134
Consolidated Communications Holdings, Inc.†	8,695	79,907
Vonage Holdings Corp.†	42,611	686,890
		807,931
Telecommunication Equipment — 0.9%
ADTRAN, Inc.	7,297	136,892
Harmonic, Inc.†	8,170	71,488
Plantronics, Inc.†	30,242	777,522
Viavi Solutions, Inc.†	86,425	1,360,329
		2,346,231
Telephone-Integrated — 0.1%
Shenandoah Telecommunications Co.	4,010	126,636
Television — 0.3%
AMC Networks, Inc., Class A†	8,143	379,382
Sinclair Broadcast Group, Inc., Class A	10,000	316,800
		696,182
Textile-Apparel — 0.0%
Unifi, Inc.†	1,113	24,408

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Theaters — 0.2%
AMC Entertainment Holdings, Inc., Class A†	4,600	$175,076
Cinemark Holdings, Inc.†	11,444	219,839
		394,915
Therapeutics — 0.3%
Akebia Therapeutics, Inc.†	48,700	140,256
Anika Therapeutics, Inc.†	1,157	49,242
Flexion Therapeutics, Inc.†	9,100	55,510
Sarepta Therapeutics, Inc.†	4,150	383,792
		628,800
Tobacco — 0.1%
Universal Corp.	1,972	95,307
Vector Group, Ltd.	10,502	133,900
		229,207
Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	6,657	42,671
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	2,166	176,919
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	2,598	111,688
Transport-Marine — 0.1%
Costamare, Inc.	4,300	66,607
Dorian LPG, Ltd.	5,906	73,293
		139,900
Transport-Services — 0.4%
Echo Global Logistics, Inc.†	6,134	292,653
Forward Air Corp.	2,175	180,569
Hub Group, Inc., Class A†	4,405	302,844
Matson, Inc.	3,488	281,516
		1,057,582
Transport-Truck — 0.4%
ArcBest Corp.	9,051	740,100
Heartland Express, Inc.	3,764	60,299
Marten Transport, Ltd.	4,789	75,140
Schneider National, Inc., Class B	1,300	29,562
Werner Enterprises, Inc.	900	39,843
		944,944
Travel Services — 0.2%
Liberty TripAdvisor Holdings, Inc., Class A†	135,900	419,931
Veterinary Diagnostics — 0.1%
Heska Corp.†	854	220,793
Vitamins & Nutrition Products — 0.2%
Herbalife Nutrition, Ltd.†	1,800	76,284
USANA Health Sciences, Inc.†	4,739	436,936
		513,220
Water — 0.8%
American States Water Co.	10,489	897,019
California Water Service Group	4,136	243,735
Middlesex Water Co.	1,404	144,303
SJW Group	11,336	748,856
		2,033,913
Security Description	Shares/ Principal Amount	Value (Note 2)
Wire & Cable Products — 0.1%
Encore Wire Corp.	1,657	$157,133
Insteel Industries, Inc.	1,553	59,092
		216,225
Wireless Equipment — 0.4%
CalAmp Corp.†	2,832	28,178
InterDigital, Inc.	2,464	167,109
Maxar Technologies, Inc.	26,520	751,046
		946,333
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	5,662	159,668
Total Common Stocks (cost $191,552,041)		242,343,098
EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P Small-Cap ETF (cost $347,343)	3,111	339,690
WARRANTS† — 0.0%
Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd. Expires 06/11/2026 (cost $0)	231	1,349
Total Long-Term Investment Securities (cost $191,899,384)		242,684,137
SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04%(2)	1,541,951	1,542,259
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.04% due 05/19/2022(3)	$100,000	99,968
Total Short-Term Investment Securities (cost $1,642,235)		1,642,227
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 09/30/2021, to be repurchased 10/01/2021 in the amount of $216,000 and collateralized by $205,100 of United States Treasury Bond, bearing interest at 2.38% due 11/15/2049 and having an approximate value of $220,338. (cost $216,000)	216,000	216,000
TOTAL INVESTMENTS (cost $193,757,619)(4)	98.7%	244,542,364
Other assets less liabilities	1.3	3,308,968
NET ASSETS	100.0%	$247,851,332

†  Non-income producing security

(1)  Securities classified as Level 3 (see Note 2).

(2)  The rate shown is the 7-day yield as of September 30, 2021.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
24	Long	E-Mini Russell 2000 Index	December 2021	$2,643,279	$2,640,960	$(2,319)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Unfunded Commitments

Description	Shares	Acquisition Cost	Value	Unrealized Appreciation (Depreciation)
Fast Acquisition Corp.	61,058	$610,580	$698,442	$87,862

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$7,380,764	$—	$10,208	$7,390,972
Other Industries	234,952,126	—	—	234,952,126
Exchange-Traded Funds	339,690	—	—	339,690
Warrants	1,349	—	—	1,349
Short-Term Investment Securities:
Registered Investment Companies	1,542,259	—	—	1,542,259
U.S. Government Treasuries	—	99,968	—	99,968
Repurchase Agreements	—	216,000	—	216,000
Total Investments at Value	$244,216,188	$315,968	$10,208	$244,542,364
Other Financial Instruments:†
Unfunded Commitments	$—	$87,862	$—	$87,862
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,319	$—	$—	$2,319

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited)

Industry Allocation*
Medical-Drugs	9.2%
Banks-Commercial	7.0
Diversified Banking Institutions	3.5
Oil Companies-Integrated	3.3
Auto-Cars/Light Trucks	3.2
Insurance-Life/Health	2.7
Food-Misc./Diversified	2.6
Semiconductor Equipment	2.5
Cosmetics & Toiletries	2.3
Industrial Automated/Robotic	2.2
Diversified Manufacturing Operations	1.8
Telephone-Integrated	1.7
Retail-Apparel/Shoe	1.7
Electronic Components-Semiconductors	1.6
Semiconductor Components-Integrated Circuits	1.5
Audio/Video Products	1.5
Chemicals-Diversified	1.3
Insurance-Multi-line	1.3
Enterprise Software/Service	1.3
Medical Products	1.2
Power Converter/Supply Equipment	1.2
Beverages-Wine/Spirits	1.1
Electronic Components-Misc.	1.0
Human Resources	0.9
Machinery-Electrical	0.9
Repurchase Agreements	0.9
Insurance-Property/Casualty	0.8
Chemicals-Specialty	0.8
Food-Retail	0.8
Computer Services	0.8
Retail-Building Products	0.8
E-Commerce/Products	0.8
Electric-Distribution	0.8
Rubber-Tires	0.8
Apparel Manufacturers	0.8
Electric-Integrated	0.7
Auto/Truck Parts & Equipment-Original	0.7
Transport-Rail	0.7
Finance-Other Services	0.7
Medical Instruments	0.7
Miscellaneous Manufacturing	0.7
E-Commerce/Services	0.7
Electric-Generation	0.7
Real Estate Investment Trusts	0.6
Soap & Cleaning Preparation	0.6
Insurance-Reinsurance	0.6
Building & Construction Products-Misc.	0.6
Food-Confectionery	0.6
Import/Export	0.6
Coatings/Paint	0.5
Diversified Minerals	0.5
Rental Auto/Equipment	0.5
Aerospace/Defense-Equipment	0.5
Electric Products-Misc.	0.5
Commercial Services	0.5
Internet Content-Information/News	0.5
Building-Residential/Commercial	0.5
Distribution/Wholesale	0.5
Energy-Alternate Sources	0.5
Machinery-Material Handling	0.5
Cellular Telecom	0.5%
Networking Products	0.5
Investment Management/Advisor Services	0.4
Medical Labs & Testing Services	0.4
Building-Heavy Construction	0.4
Metal-Diversified	0.4
Building Products-Air & Heating	0.4
Metal-Copper	0.4
Retail-Jewelry	0.4
Textile-Apparel	0.4
Brewery	0.4
Web Portals/ISP	0.4
Industrial Gases	0.4
Telecommunication Equipment	0.4
Machinery-General Industrial	0.4
Real Estate Operations & Development	0.3
Investment Companies	0.3
Athletic Footwear	0.3
Machinery-Farming	0.3
Metal Products-Distribution	0.3
Wireless Equipment	0.3
Electronic Security Devices	0.3
Optical Supplies	0.3
Food-Catering	0.3
Dialysis Centers	0.3
Machine Tools & Related Products	0.3
Food-Dairy Products	0.3
E-Marketing/Info	0.3
Commercial Services-Finance	0.3
Non-Ferrous Metals	0.3
Medical-Biomedical/Gene	0.3
Oil Refining & Marketing	0.3
U.S. Government Treasuries	0.3
Real Estate Management/Services	0.3
Transport-Services	0.2
Paper & Related Products	0.2
Advertising Agencies	0.2
Tobacco	0.2
Private Equity	0.2
Hotels/Motels	0.2
Wire & Cable Products	0.2
Food-Flour & Grain	0.2
Finance-Investment Banker/Broker	0.2
Metal-Aluminum	0.2
Gas-Distribution	0.2
Building Products-Cement	0.2
Machinery-Construction & Mining	0.2
Gambling (Non-Hotel)	0.2
Finance-Leasing Companies	0.2
Office Automation & Equipment	0.2
Consulting Services	0.1
Advertising Services	0.1
Finance-Mortgage Loan/Banker	0.1
Exchange-Traded Funds	0.1
Toys	0.1
Retail-Drug Store	0.1
Containers-Paper/Plastic	0.1
Steel-Producers	0.1
Aerospace/Defense	0.1
Footwear & Related Apparel	0.1

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited) (continued)

Industry Allocation* (continued)
Auto-Heavy Duty Trucks	0.1%
Public Thoroughfares	0.1
Computer Aided Design	0.1
Resorts/Theme Parks	0.1
Telecom Services	0.1
Photo Equipment & Supplies	0.1
Publishing-Periodicals	0.1
Diagnostic Equipment	0.1
Bicycle Manufacturing	0.1
Casino Services	0.1
Metal-Iron	0.1
98.5%
Country Allocation*
Japan	22.2%
United Kingdom	15.9
Switzerland	9.5
Germany	8.9
France	7.6
Netherlands	5.2
Australia	3.5
Spain	2.4
Hong Kong	2.4
United States	2.3
Sweden	2.2
Italy	1.9
Norway	1.9
Canada	1.5
Cayman Islands	1.3
Denmark	1.2
Taiwan	1.2
Belgium	1.2
South Korea	1.1
Finland	0.9
Singapore	0.8
Austria	0.6
Jersey	0.6
India	0.4
Israel	0.4
Ireland	0.4
New Zealand	0.3
China	0.2
Indonesia	0.2
Luxembourg	0.2
Brazil	0.1
98.5%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.2%
Australia — 3.5%
Afterpay, Ltd.†	1,594	$137,899
AGL Energy, Ltd.	4,574	18,931
Ampol, Ltd.	1,750	35,118
APA Group	8,662	54,383
Aristocrat Leisure, Ltd.	4,219	141,229
ASX, Ltd.	1,421	83,010
Aurizon Holdings, Ltd.	13,513	36,804
AusNet Services, Ltd.	13,953	25,518
Australia & New Zealand Banking Group, Ltd.	51,467	1,038,346
BGP Holdings PLC†(1)	98,723	0
BHP Group, Ltd.	33,208	892,542
BlueScope Steel, Ltd.	3,699	53,663
Brambles, Ltd.	10,610	82,524
Challenger, Ltd.	59,197	265,439
Cochlear, Ltd.	483	76,286
Coles Group, Ltd.	9,793	119,513
Commonwealth Bank of Australia	13,024	970,542
Computershare, Ltd.	3,989	52,204
Crown Resorts, Ltd.†	2,734	18,910
CSL, Ltd.	3,341	704,541
Dexus	7,896	61,095
Domino's Pizza Enterprises, Ltd.	445	51,306
Endeavour Group, Ltd.	9,847	49,447
Evolution Mining, Ltd.	13,307	33,721
Fortescue Metals Group, Ltd.	12,432	131,102
Goodman Group	12,206	189,479
GPT Group	14,108	51,396
IGO, Ltd.	165,592	1,039,882
Insurance Australia Group, Ltd.	18,097	63,775
Lendlease Corp., Ltd.	5,055	39,238
Macquarie Group, Ltd.	16,890	2,216,013
Magellan Financial Group, Ltd.	1,012	25,792
Medibank Private, Ltd.	20,218	52,275
Mirvac Group	28,907	62,015
National Australia Bank, Ltd.	24,217	482,652
Newcrest Mining, Ltd.	6,000	98,366
Northern Star Resources, Ltd.	8,114	49,980
Orica, Ltd.	2,987	29,441
Origin Energy, Ltd.	12,930	43,576
Qantas Airways, Ltd.†	6,785	27,733
QBE Insurance Group, Ltd.	10,830	90,349
Ramsay Health Care, Ltd.	1,344	67,607
REA Group, Ltd.	388	44,118
Reece, Ltd.	2,134	29,090
Rio Tinto, Ltd.	6,686	475,107
Santos, Ltd.	13,763	70,959
Scentre Group	244,491	526,061
SEEK, Ltd.	2,466	54,896
Sonic Healthcare, Ltd.	3,333	97,856
South32, Ltd.	226,579	575,118
Stockland	17,525	56,040
Suncorp Group, Ltd.	9,419	84,601
Sydney Airport†	9,708	57,668
Tabcorp Holdings, Ltd.	16,310	57,728
Telstra Corp., Ltd.	30,560	86,134
Security Description	Shares	Value (Note 2)
Australia (continued)
Transurban Group	20,102	$203,814
Treasury Wine Estates, Ltd.	5,299	47,108
Vicinity Centres	28,407	33,846
Washington H. Soul Pattinson & Co., Ltd.	1,590	44,871
Wesfarmers, Ltd.	8,324	334,978
Westpac Banking Corp.	26,933	500,829
WiseTech Global, Ltd.	1,073	41,340
Woodside Petroleum, Ltd.	7,074	121,728
Woolworths Group, Ltd.	9,306	264,243
Worley, Ltd.	72,352	508,996
		14,080,771
Austria — 0.6%
Erste Group Bank AG	52,345	2,286,003
OMV AG	1,081	64,957
Raiffeisen Bank International AG	1,087	28,278
Verbund AG	500	50,508
voestalpine AG	852	31,315
		2,461,061
Belgium — 1.2%
Ageas SA/NV	1,285	63,595
Anheuser-Busch InBev SA NV	5,594	315,938
Elia Group SA	227	27,113
Etablissements Franz Colruyt NV	400	20,377
Groupe Bruxelles Lambert SA	829	91,140
KBC Group NV	1,836	164,827
Proximus SADP	1,117	22,084
Sofina SA	113	44,828
Solvay SA	544	67,692
UCB SA	16,616	1,848,781
Umicore SA	34,185	2,025,741
		4,692,116
Bermuda — 0.0%
CK Infrastructure Holdings, Ltd.	5,000	27,780
Hongkong Land Holdings, Ltd.	8,600	41,159
Jardine Matheson Holdings, Ltd.	1,603	84,303
		153,242
Brazil — 0.1%
B3 SA — Brasil Bolsa Balcao	198,418	464,187
Canada — 1.5%
Canadian National Railway Co.	13,778	1,596,664
Element Fleet Management Corp.	77,361	780,573
Magna International, Inc.	15,060	1,133,114
National Bank of Canada	17,028	1,307,819
Sun Life Financial, Inc.	25,121	1,293,139
		6,111,309
Cayman Islands — 1.3%
Alibaba Group Holding, Ltd.†	34,224	636,567
Alibaba Group Holding, Ltd. ADR†	1,483	219,558
Budweiser Brewing Co. APAC, Ltd.*	12,600	31,715
China Mengniu Dairy Co., Ltd.	110,000	707,639
Chow Tai Fook Jewellery Group, Ltd.	14,600	27,796
CK Asset Holdings, Ltd.	14,860	85,403
CK Hutchison Holdings, Ltd.	19,860	131,698
ESR Cayman, Ltd.†*	14,600	44,074

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cayman Islands (continued)
Futu Holdings, Ltd. ADR†	374	$34,041
Kingdee International Software Group Co., Ltd.†	241,000	797,859
Melco Resorts & Entertainment, Ltd. ADR†	1,574	16,118
Sands China, Ltd.†	18,000	36,888
Sea, Ltd. ADR†	3,417	1,089,100
SITC International Holdings Co., Ltd.	10,000	35,652
Tencent Holdings, Ltd.	18,000	1,055,416
WH Group, Ltd.*	70,500	50,153
Wharf Real Estate Investment Co., Ltd.	12,000	61,996
Wynn Macau, Ltd.†	11,600	9,689
Xinyi Glass Holdings, Ltd.	14,000	41,587
XP, Inc., Class A†	5,669	227,724
		5,340,673
China — 0.2%
PICC Property & Casualty Co., Ltd.	562,000	542,253
Ping An Insurance Group Co. of China, Ltd.	43,500	295,170
		837,423
Denmark — 1.2%
Ambu A/S, Class B	1,230	36,332
AP Moller — Maersk A/S, Series A	23	58,851
AP Moller — Maersk A/S, Series B	43	116,314
Carlsberg A/S, Class B	737	119,892
Chr. Hansen Holding A/S	774	63,207
Coloplast A/S, Class B	872	136,677
Danske Bank A/S	5,064	85,365
Demant A/S†	793	39,936
DSV A/S	1,480	353,344
Genmab A/S†	482	210,578
GN Store Nord A/S	913	62,222
Novo Nordisk A/S, Class B	12,362	1,189,040
Novozymes A/S, Class B	1,508	103,242
Orsted A/S*	1,389	183,265
Pandora A/S	734	89,012
ROCKWOOL International A/S, Class B	61	26,082
Tryg A/S	2,643	60,043
Vestas Wind Systems A/S	49,142	1,967,476
		4,900,878
Finland — 0.9%
Elisa Oyj	1,044	64,819
Fortum Oyj	3,261	99,174
Kesko Oyj, Class B	2,005	69,209
Kone Oyj, Class B	2,495	174,953
Neste Oyj	3,106	175,299
Nokia Oyj†	39,583	217,762
Nordea Bank Abp	23,786	305,266
Orion Oyj, Class B	779	30,834
Sampo Oyj, Class A	27,617	1,370,362
Stora Enso Oyj, Class R	44,618	740,846
UPM-Kymmene Oyj	3,918	138,432
Wartsila Oyj Abp	3,475	41,613
		3,428,569
Security Description	Shares	Value (Note 2)
France — 7.6%
Accor SA†	1,247	$44,144
Aeroports de Paris†	218	27,671
Air Liquide SA	8,491	1,358,620
Alstom SA	26,676	1,012,126
Amundi SA*	10,394	876,495
Arkema SA	451	59,660
Atos SE	727	38,710
AXA SA	75,368	2,096,737
BioMerieux	304	34,526
BNP Paribas SA	20,397	1,306,538
Bollore SA	6,489	37,522
Bouygues SA	1,677	69,207
Bureau Veritas SA	2,159	66,264
Capgemini SE	1,177	244,781
Carrefour SA	4,518	81,326
Cie de Saint-Gobain	3,715	250,213
Cie Generale des Etablissements Michelin SCA	1,244	190,918
CNP Assurances	1,260	19,988
Covivio	382	31,942
Credit Agricole SA	8,565	118,171
Danone SA	4,796	327,351
Dassault Aviation SA	180	20,195
Dassault Systemes SE	4,871	255,370
Edenred	1,810	97,488
Eiffage SA	626	63,152
Electricite de France SA	3,414	42,872
Engie SA	101,116	1,327,097
EssilorLuxottica SA	6,463	1,235,832
Eurazeo SE	291	27,349
Faurecia SE	861	40,127
Gecina SA	337	45,177
Getlink SE	3,230	50,570
Hermes International	233	322,024
Iliad SA	109	22,953
Ipsen SA	4,431	423,014
Kering SA	1,444	1,027,010
Klepierre SA	1,515	33,732
L'Oreal SA	5,036	2,078,469
La Francaise des Jeux SAEM*	701	36,060
Legrand SA	19,061	2,044,357
LVMH Moet Hennessy Louis Vuitton SE	2,038	1,457,301
Orange SA	14,646	158,665
Orpea SA	380	44,009
Pernod Ricard SA	1,538	336,341
Publicis Groupe SA	1,639	110,376
Remy Cointreau SA	167	32,368
Renault SA†	1,411	50,331
Safran SA	7,148	896,217
Sanofi	27,235	2,621,766
Sartorius Stedim Biotech	203	113,311
Schneider Electric SE	17,763	2,953,279
SCOR SE	1,165	33,390
SEB SA	203	28,624
Societe Generale SA	5,952	186,875
Sodexo SA†	650	56,917
Suez SA	2,582	58,880

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
Teleperformance	2,051	$806,979
Thales SA	783	75,616
TotalEnergies SE	45,061	2,159,282
Ubisoft Entertainment SA†	680	40,787
Valeo	1,686	47,049
Veolia Environnement SA	4,042	123,696
Vinci SA	3,908	404,806
Vivendi SE	5,224	65,892
Wendel SE	197	27,317
Worldline SA†*	1,744	133,060
		30,508,892
Germany — 8.9%
adidas AG	4,234	1,334,162
Allianz SE	3,027	682,721
BASF SE	16,896	1,287,353
Bayer AG	25,508	1,391,254
Bayerische Motoren Werke AG	17,809	1,709,377
Bayerische Motoren Werke AG (Preference Shares)	424	32,375
Bechtle AG	601	41,232
Beiersdorf AG	740	80,004
Brenntag SE	1,134	105,782
Carl Zeiss Meditec AG	296	56,899
Commerzbank AG†	7,355	48,990
Continental AG†	808	88,582
Covestro AG*	9,972	684,892
Daimler AG	22,931	2,038,459
Delivery Hero SE†*	1,189	152,258
Deutsche Bank AG†	15,173	194,598
Deutsche Boerse AG	1,395	227,087
Deutsche Lufthansa AG†	2,194	15,096
Deutsche Post AG	7,277	458,644
Deutsche Telekom AG	24,469	493,348
Deutsche Wohnen SE	2,510	153,868
E.ON SE	16,482	201,648
Evonik Industries AG	1,540	48,777
Evotec SE†	10,253	489,251
Fresenius Medical Care AG & Co. KGaA	1,505	106,060
Fresenius SE & Co. KGaA	22,883	1,100,199
Fuchs Petrolub SE (Preference Shares)	510	23,861
GEA Group AG	1,126	51,603
Hannover Rueck SE	443	77,589
HeidelbergCement AG	1,093	81,973
HelloFresh SE†	1,213	112,300
Henkel AG & Co. KGaA	763	65,833
Henkel AG & Co. KGaA (Preference Shares)	1,308	121,437
Infineon Technologies AG	46,271	1,902,161
KION Group AG	10,484	981,056
Knorr-Bremse AG	14,247	1,528,839
LANXESS AG	610	41,480
LEG Immobilien SE	529	74,844
Merck KGaA	5,499	1,195,807
MTU Aero Engines AG	392	88,636
Security Description	Shares	Value (Note 2)
Germany (continued)
Muenchener Rueckversicherungs- Gesellschaft AG	7,323	$2,007,198
Nemetschek SE	424	44,564
Porsche Automobil Holding SE (Preference Shares)	1,124	112,011
Puma SE	775	86,614
Rational AG	38	35,832
RWE AG	4,716	166,717
SAP SE	22,818	3,091,237
Sartorius AG (Preference Shares)	192	122,275
Scout24 AG*	642	44,563
Siemens AG	35,842	5,891,597
Siemens Energy AG†	2,934	78,843
Siemens Healthineers AG*	17,671	1,149,854
Stroeer SE & Co. KGaA	5,153	425,779
Symrise AG	945	124,667
TeamViewer AG†*	1,181	34,824
Telefonica Deutschland Holding AG	7,643	21,756
Uniper SE	672	28,050
United Internet AG	712	27,705
Vitesco Technologies Group AG†	162	9,547
Volkswagen AG	238	73,894
Volkswagen AG (Preference Shares)	1,362	305,108
Vonovia SE	4,012	241,174
Zalando SE†*	22,509	2,068,434
		35,762,578
Hong Kong — 2.4%
AIA Group, Ltd.	333,800	3,843,420
Beijing Enterprises Holdings, Ltd.	65,000	259,667
BOC Hong Kong Holdings, Ltd.	544,000	1,629,734
CLP Holdings, Ltd.	12,000	115,420
Galaxy Entertainment Group, Ltd.†	16,000	80,729
Hang Lung Properties, Ltd.	15,000	34,098
Hang Seng Bank, Ltd.	5,600	95,573
Henderson Land Development Co., Ltd.	11,062	41,992
Hong Kong & China Gas Co., Ltd.	82,533	125,015
Hong Kong Exchanges & Clearing, Ltd.	26,363	1,600,188
Link REIT	15,300	130,757
MTR Corp., Ltd.	11,500	61,740
New World Development Co., Ltd.	11,000	44,635
Power Assets Holdings, Ltd.	10,000	58,606
Sino Land Co., Ltd.	24,000	32,291
SJM Holdings, Ltd.†	15,000	10,149
Sun Hung Kai Properties, Ltd.	9,500	118,060
Swire Pacific, Ltd., Class A	3,500	20,745
Swire Properties, Ltd.	8,600	21,518
Techtronic Industries Co., Ltd.	59,000	1,156,603
		9,480,940
India — 0.4%
HDFC Bank, Ltd. ADR	15,914	1,163,154
Housing Development Finance Corp., Ltd.	16,901	616,220
		1,779,374
Indonesia — 0.2%
Bank Central Asia Tbk PT	301,700	737,959

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Ireland — 0.4%
CRH PLC	5,754	$268,401
DCC PLC	7,773	643,364
Flutter Entertainment PLC†	1,223	241,777
James Hardie Industries PLC CDI	3,262	117,005
Kerry Group PLC, Class A	1,168	156,376
Kingspan Group PLC	1,133	112,073
Smurfit Kappa Group PLC	1,807	94,726
		1,633,722
Isle of Man — 0.0%
Entain PLC†	4,298	123,034
Israel — 0.4%
Azrieli Group, Ltd.	312	28,054
Bank Hapoalim BM	8,340	73,219
Bank Leumi Le-Israel BM	10,666	90,538
Check Point Software Technologies, Ltd.†	839	94,840
CyberArk Software, Ltd.†	284	44,821
Elbit Systems, Ltd.	195	28,291
ICL Group, Ltd.	5,185	37,715
Israel Discount Bank, Ltd., Class A†	8,546	45,121
Mizrahi Tefahot Bank, Ltd.	1,031	34,712
NICE, Ltd.†	463	130,974
NICE, Ltd. ADR†	3,519	999,537
Teva Pharmaceutical Industries, Ltd. ADR†	8,135	79,235
Wix.com, Ltd.†	378	74,077
		1,761,134
Italy — 1.9%
Amplifon SpA	914	43,556
Assicurazioni Generali SpA	8,125	172,858
Atlantia SpA†	3,637	68,757
DiaSorin SpA	185	38,828
Enel SpA	59,710	458,426
Eni SpA	18,529	246,700
FinecoBank Banca Fineco SpA†	68,742	1,245,782
Infrastrutture Wireless Italiane SpA*	2,467	27,511
Intesa Sanpaolo SpA	935,213	2,653,213
Mediobanca Banca di Credito Finanziario SpA†	4,560	55,084
Moncler SpA	13,971	854,477
Nexi SpA†*	3,226	60,187
Poste Italiane SpA*	3,836	52,794
Prysmian SpA	24,219	849,620
Recordati Industria Chimica e Farmaceutica SpA	768	44,673
Snam SpA	14,804	82,059
Telecom Italia SpA	73,151	28,667
Telecom Italia SpA (RSP)	626,469	253,280
Terna SpA	10,329	73,262
UniCredit SpA	15,647	206,971
		7,516,705
Japan — 22.2%
ABC-Mart, Inc.	200	11,323
Acom Co., Ltd.	2,900	10,639
Security Description	Shares	Value (Note 2)
Japan (continued)
Advantest Corp.	1,500	$134,388
Aeon Co., Ltd.	4,800	126,319
AGC, Inc.	1,400	71,655
Aisin Corp.	1,100	39,978
Ajinomoto Co., Inc.	3,400	100,605
ANA Holdings, Inc.†	1,200	31,155
Asahi Group Holdings, Ltd.	3,400	164,703
Asahi Intecc Co., Ltd.	1,500	41,153
Asahi Kasei Corp.	73,400	783,450
Astellas Pharma, Inc.	109,700	1,808,805
Azbil Corp.	900	38,685
Bandai Namco Holdings, Inc.	1,500	112,642
Bridgestone Corp.	48,100	2,281,204
Brother Industries, Ltd.	1,700	37,405
Canon, Inc.	7,300	179,559
Capcom Co., Ltd.	1,300	36,108
Casio Computer Co., Ltd.	1,400	23,214
Central Japan Railway Co.	4,900	783,173
Chiba Bank, Ltd.	3,900	25,111
Chubu Electric Power Co., Inc.	4,700	55,752
Chugai Pharmaceutical Co., Ltd.	4,900	179,499
Concordia Financial Group, Ltd.	8,000	31,564
Cosmos Pharmaceutical Corp.	156	26,605
CyberAgent, Inc.	56,504	1,094,317
Dai Nippon Printing Co., Ltd.	1,600	38,748
Dai-ichi Life Holdings, Inc.	7,500	163,305
Daifuku Co., Ltd.	8,348	784,984
Daiichi Sankyo Co., Ltd.	12,900	344,144
Daikin Industries, Ltd.	7,200	1,548,638
Daito Trust Construction Co., Ltd.	500	58,377
Daiwa House Industry Co., Ltd.	4,200	140,266
Daiwa House REIT Investment Corp.	17	49,813
Daiwa Securities Group, Inc.	10,600	61,918
Denso Corp.	11,800	773,556
Dentsu Group, Inc.	1,600	61,554
Disco Corp.	4,900	1,371,601
East Japan Railway Co.	2,200	154,320
Eisai Co., Ltd.	1,700	128,019
Electric Power Development Co., Ltd.	20,500	294,055
ENEOS Holdings, Inc.	22,550	92,082
FANUC Corp.	1,400	306,479
Fast Retailing Co., Ltd.	400	294,810
Fuji Electric Co., Ltd.	900	41,010
FUJIFILM Holdings Corp.	2,600	224,198
Fujitsu, Ltd.	1,400	254,255
GLP J-REIT	30	49,313
GMO Payment Gateway, Inc.	300	38,009
Hakuhodo DY Holdings, Inc.	1,700	29,329
Hamamatsu Photonics KK	11,600	719,596
Hankyu Hanshin Holdings, Inc.	1,700	53,637
Harmonic Drive Systems, Inc.	300	14,468
Hikari Tsushin, Inc.	200	33,820
Hino Motors, Ltd.	2,100	19,699
Hirose Electric Co., Ltd.	225	37,468
Hisamitsu Pharmaceutical Co., Inc.	400	15,173
Hitachi Construction Machinery Co., Ltd.	800	22,662

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Hitachi Metals, Ltd.†	1,600	$31,002
Hitachi, Ltd.	7,100	420,986
Honda Motor Co., Ltd.	22,100	681,571
Hoshizaki Corp.	400	36,421
Hoya Corp.	2,700	422,274
Hulic Co., Ltd.	2,000	22,297
Ibiden Co., Ltd.	800	44,225
Idemitsu Kosan Co., Ltd.	1,579	41,685
Iida Group Holdings Co., Ltd.	1,100	28,312
Inpex Corp.	7,500	58,696
Isuzu Motors, Ltd.	4,300	56,493
Ito En, Ltd.	419	27,824
ITOCHU Corp.	8,700	254,836
Itochu Techno-Solutions Corp.	700	22,853
Japan Airlines Co., Ltd.†	1,100	26,184
Japan Exchange Group, Inc.	3,700	91,826
Japan Metropolitan Fund Investment Corp.	51	49,029
Japan Post Bank Co., Ltd.	3,000	25,675
Japan Post Holdings Co., Ltd.	11,600	97,632
Japan Post Insurance Co., Ltd.	1,700	30,767
Japan Real Estate Investment Corp.	9	53,911
Japan Tobacco, Inc.	8,800	172,783
JFE Holdings, Inc.	3,600	53,717
JSR Corp.	1,500	54,374
Kajima Corp.	3,300	42,526
Kakaku.com, Inc.	1,000	32,374
Kansai Electric Power Co., Inc.	5,200	50,463
Kansai Paint Co., Ltd.	1,300	32,324
Kao Corp.	3,500	208,537
KDDI Corp.	44,200	1,460,700
Keio Corp.	800	42,829
Keisei Electric Railway Co., Ltd.	1,000	33,171
Keyence Corp.	4,300	2,576,496
Kikkoman Corp.	1,100	89,392
Kintetsu Group Holdings Co., Ltd.†	1,300	43,878
Kirin Holdings Co., Ltd.	28,200	523,787
Kobayashi Pharmaceutical Co., Ltd.	399	31,599
Kobe Bussan Co., Ltd.	964	31,473
Koei Tecmo Holdings Co, Ltd.	390	18,551
Koito Manufacturing Co., Ltd.	800	48,103
Komatsu, Ltd.	6,400	153,892
Konami Holdings Corp.	700	43,928
Kose Corp.	240	28,767
Kubota Corp.	56,900	1,213,859
Kurita Water Industries, Ltd.	700	33,819
Kyocera Corp.	2,400	150,035
Kyowa Kirin Co., Ltd.	2,000	72,121
Lasertec Corp.†	590	134,018
Lawson, Inc.	400	19,639
Lion Corp.	1,600	25,884
LIXIL Corp.	2,000	58,118
M3, Inc.	3,200	228,447
Makita Corp.	1,600	87,315
Marubeni Corp.	11,500	94,356
Mazda Motor Corp.†	4,200	36,574
Security Description	Shares	Value (Note 2)
Japan (continued)
McDonald's Holdings Co. Japan, Ltd.	600	$28,320
Medipal Holdings Corp.	1,300	24,523
MEIJI Holdings Co., Ltd.	900	58,167
Mercari, Inc.†	800	44,041
Minebea Mitsumi, Inc.	2,700	68,942
MISUMI Group, Inc.	30,800	1,308,822
Mitsubishi Chemical Holdings Corp.	9,400	85,893
Mitsubishi Corp.	28,500	891,556
Mitsubishi Electric Corp.	101,000	1,404,750
Mitsubishi Estate Co., Ltd.	8,700	138,549
Mitsubishi Gas Chemical Co., Inc.	1,200	23,698
Mitsubishi HC Capital, Inc.	59,900	314,778
Mitsubishi Heavy Industries, Ltd.	2,400	64,797
Mitsubishi UFJ Financial Group, Inc.	597,600	3,489,053
Mitsui & Co., Ltd.	11,200	242,964
Mitsui Chemicals, Inc.	1,400	47,005
Mitsui Fudosan Co., Ltd.	50,900	1,212,433
Miura Co., Ltd.	686	27,523
Mizuho Financial Group, Inc.	17,740	249,743
MonotaRO Co., Ltd.	1,800	40,618
MS&AD Insurance Group Holdings, Inc.	3,300	110,109
Murata Manufacturing Co., Ltd.	32,200	2,866,277
Nabtesco Corp.	33,900	1,284,163
NEC Corp.	1,800	97,714
Nexon Co., Ltd.	3,600	58,082
NGK Insulators, Ltd.	1,900	32,265
NH Foods, Ltd.	600	22,696
Nidec Corp.	3,300	366,086
Nihon M&A Center Holdings, Inc.	2,240	66,007
Nintendo Co., Ltd.	800	389,167
Nippon Building Fund, Inc.	11	71,453
Nippon Express Co., Ltd.	600	41,339
Nippon Paint Holdings Co., Ltd.	5,200	56,567
Nippon Prologis REIT, Inc.	15	50,160
Nippon Sanso Holdings Corp.	1,100	27,682
Nippon Shinyaku Co., Ltd.	400	33,324
Nippon Steel Corp.	6,300	112,750
Nippon Telegraph & Telephone Corp.	89,400	2,471,468
Nippon Yusen KK	1,200	90,262
Nissan Chemical Corp.	900	52,532
Nissan Motor Co., Ltd.†	17,000	85,258
Nisshin Seifun Group, Inc.	1,500	25,008
Nissin Foods Holdings Co., Ltd.	500	40,191
Nitori Holdings Co., Ltd.	600	118,039
Nitto Denko Corp.	1,000	71,261
Nomura Holdings, Inc.	22,600	111,083
Nomura Real Estate Holdings, Inc.	900	23,454
Nomura Real Estate Master Fund, Inc.	31	44,672
Nomura Research Institute, Ltd.	2,500	92,136
NSK, Ltd.	2,800	19,003
NTT Data Corp.	76,600	1,484,078
Obayashi Corp.	4,800	39,856
OBIC Co., Ltd.	500	95,674
Odakyu Electric Railway Co., Ltd.	2,200	50,963
Oji Holdings Corp.	6,000	30,276
Olympus Corp.	8,600	188,867

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Omron Corp.	7,000	$693,822
Ono Pharmaceutical Co., Ltd.	2,700	61,580
Oracle Corp. Japan	300	26,396
Oriental Land Co., Ltd.	1,500	242,925
ORIX Corp.	9,000	168,192
Orix JREIT, Inc.	19	33,097
Osaka Gas Co., Ltd.	2,800	51,466
Otsuka Corp.	800	41,128
Otsuka Holdings Co., Ltd.	19,600	835,523
Pan Pacific International Holdings Corp.	3,000	62,176
Panasonic Corp.	73,300	909,810
PeptiDream, Inc.†	700	22,789
Persol Holdings Co., Ltd.	1,301	32,599
Pigeon Corp.	900	20,959
Pola Orbis Holdings, Inc.	7,644	176,315
Rakuten Group, Inc.	6,400	61,931
Recruit Holdings Co., Ltd.	59,200	3,609,738
Renesas Electronics Corp.†	43,221	533,294
Resona Holdings, Inc.	15,700	62,487
Ricoh Co., Ltd.	4,900	50,282
Rinnai Corp.	300	32,877
Rohm Co., Ltd.	600	56,524
Ryohin Keikaku Co., Ltd.	1,900	42,271
Santen Pharmaceutical Co., Ltd.	2,600	36,690
SBI Holdings, Inc.	1,800	44,410
SCSK Corp.	1,224	25,883
Secom Co., Ltd.	1,500	108,846
Seiko Epson Corp.	2,100	42,368
Sekisui Chemical Co., Ltd.	51,000	878,071
Sekisui House, Ltd.	4,500	94,563
Seven & i Holdings Co., Ltd.	29,500	1,338,696
SG Holdings Co., Ltd.	2,344	66,652
Sharp Corp.	1,600	20,256
Shimadzu Corp.	1,700	74,675
Shimano, Inc.	500	145,660
Shimizu Corp.	4,100	30,900
Shin-Etsu Chemical Co., Ltd.	2,600	438,528
Shionogi & Co., Ltd.	1,900	130,160
Shiseido Co., Ltd.	2,900	195,450
Shizuoka Bank, Ltd.	3,300	27,149
SMC Corp.	3,500	2,189,697
SoftBank Corp.	21,100	286,480
SoftBank Group Corp.	17,000	982,385
Sohgo Security Services Co., Ltd.	500	22,576
Sompo Holdings, Inc.	2,300	99,611
Sony Group Corp.	46,100	5,133,762
Square Enix Holdings Co., Ltd.	600	31,616
Stanley Electric Co., Ltd.	17,500	441,121
Subaru Corp.	4,500	83,568
SUMCO Corp.	2,012	40,396
Sumitomo Chemical Co., Ltd.	10,900	56,859
Sumitomo Corp.	50,500	706,055
Sumitomo Dainippon Pharma Co., Ltd.	1,300	23,227
Sumitomo Electric Industries, Ltd.	5,500	73,371
Sumitomo Metal Mining Co., Ltd.	1,800	64,958
Sumitomo Mitsui Financial Group, Inc.	9,600	335,860
Security Description	Shares	Value (Note 2)
Japan (continued)
Sumitomo Mitsui Trust Holdings, Inc.	14,700	$503,440
Sumitomo Realty & Development Co., Ltd.	2,300	83,927
Sumitomo Rubber Industries, Ltd.	18,400	233,986
Suntory Beverage & Food, Ltd.	1,000	41,543
Suzuki Motor Corp.	16,200	722,087
Sysmex Corp.	1,200	148,237
T&D Holdings, Inc.	4,000	54,631
Taisei Corp.	1,400	45,077
Taisho Pharmaceutical Holdings Co., Ltd.	300	17,540
Takeda Pharmaceutical Co., Ltd.	52,600	1,743,574
Takeda Pharmaceutical Co., Ltd. ADR	17,236	282,326
TDK Corp.	3,000	108,382
TechnoPro Holdings, Inc.	25,300	751,578
Terumo Corp.	35,400	1,664,313
THK Co., Ltd.	12,600	277,801
TIS, Inc.	1,652	45,153
Tobu Railway Co., Ltd.	1,400	37,753
Toho Co., Ltd.	800	37,741
Toho Gas Co., Ltd.	500	21,843
Tohoku Electric Power Co., Inc.	3,100	22,841
Tokio Marine Holdings, Inc.	48,600	2,606,299
Tokyo Century Corp.	300	16,933
Tokyo Electric Power Co. Holdings, Inc.†	11,200	32,122
Tokyo Electron, Ltd.	3,100	1,366,488
Tokyo Gas Co., Ltd.	2,800	52,144
Tokyu Corp.	3,700	55,098
Toppan, Inc..	1,900	32,315
Toray Industries, Inc.	10,200	65,143
Toshiba Corp.	3,000	125,802
Tosoh Corp.	8,300	150,613
TOTO, Ltd.	1,000	47,512
Toyo Suisan Kaisha, Ltd.	700	31,090
Toyota Industries Corp.	1,100	90,372
Toyota Motor Corp.	291,000	5,205,468
Toyota Tsusho Corp.	1,600	67,053
Trend Micro, Inc.	1,000	55,786
Tsuruha Holdings, Inc.	287	35,456
Unicharm Corp.	3,000	133,056
United Urban Investment Corp.	22	29,762
USS Co., Ltd.	1,600	27,373
Welcia Holdings Co., Ltd.	10,800	388,295
West Japan Railway Co.	1,600	79,676
Yakult Honsha Co., Ltd.	900	45,630
Yamada Holdings Co., Ltd.	5,000	21,045
Yamaha Corp.	1,000	62,868
Yamaha Motor Co., Ltd.	2,200	61,258
Yamato Holdings Co., Ltd.	2,100	53,239
Yaskawa Electric Corp.	18,900	909,180
Yokogawa Electric Corp.	1,700	29,725
Z Holdings Corp.	105,500	677,047
ZOZO, Inc.	930	34,823
		89,017,886

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Jersey — 0.6%
Amcor PLC CDI	38,097	$450,328
Experian PLC	6,778	281,564
Ferguson PLC	1,639	227,203
Glencore PLC	73,364	346,466
WPP PLC	75,016	1,008,002
		2,313,563
Luxembourg — 0.2%
ArcelorMittal SA	5,263	158,804
Aroundtown SA	7,335	50,675
Eurofins Scientific SE	980	125,672
InPost SA†	1,468	24,215
Samsonite International SA†*	133,200	285,418
Tenaris SA	3,467	36,561
		681,345
Netherlands — 5.2%
Aalberts NV	19,181	1,095,370
ABN AMRO Bank NV CVA†*	3,105	44,677
Adyen NV†*	145	403,181
Aegon NV	13,137	67,445
Airbus SE†	4,328	568,245
Akzo Nobel NV	19,525	2,126,093
Argenx SE†	337	101,706
ASM International NV	347	135,483
ASML Holding NV	10,606	7,823,752
CNH Industrial NV	7,512	127,195
Davide Campari-Milano NV	3,838	54,028
EXOR NV	796	67,076
Ferrari NV	925	193,641
Heineken Holding NV	846	73,542
Heineken NV	1,903	197,822
ING Groep NV	129,082	1,873,519
JDE Peet's NV	552	16,396
Just Eat Takeaway.com NV†*	1,317	95,970
Koninklijke Ahold Delhaize NV	7,677	254,518
Koninklijke DSM NV	1,283	256,445
Koninklijke KPN NV	24,684	77,411
Koninklijke Philips NV	35,100	1,555,734
Koninklijke Vopak NV	516	20,285
NN Group NV	1,984	103,540
NXP Semiconductors NV	6,154	1,205,384
Prosus NV	6,851	539,572
QIAGEN NV†	1,677	87,195
Randstad NV	878	58,677
Stellantis NV (Euronext Paris)	52,658	1,007,515
Stellantis NV (Borsa Italiana)	14,909	284,687
STMicroelectronics NV	5,014	218,598
Universal Music Group NV†	5,224	139,874
Wolters Kluwer NV	1,964	207,600
		21,082,176
New Zealand — 0.3%
a2 Milk Co., Ltd.†	5,458	24,300
Auckland International Airport, Ltd.†	9,190	49,406
Fisher & Paykel Healthcare Corp., Ltd.	4,232	93,054
Mercury NZ, Ltd.	5,001	22,371
Security Description	Shares	Value (Note 2)
New Zealand (continued)
Meridian Energy, Ltd.	9,405	$31,891
Ryman Healthcare, Ltd.	3,120	32,277
Spark New Zealand, Ltd.	13,707	45,191
Xero, Ltd.†	9,071	903,980
		1,202,470
Norway — 1.9%
Adevinta ASA†	2,011	34,411
DNB Bank ASA	113,482	2,576,403
Equinor ASA	141,009	3,593,386
Gjensidige Forsikring ASA	1,468	32,510
Mowi ASA	3,227	81,442
Norsk Hydro ASA	9,873	73,676
Orkla ASA	5,514	50,532
Schibsted ASA, Class A	537	25,520
Schibsted ASA, Class B	715	30,249
Storebrand ASA	88,691	847,226
Telenor ASA	5,137	86,283
Yara International ASA	1,280	63,352
		7,494,990
Papua New Guinea — 0.0%
Oil Search, Ltd.	14,492	45,874
Portugal — 0.0%
Banco Espirito Santo SA†(1)	59,101	0
EDP-Energias de Portugal SA	20,380	106,907
Galp Energia SGPS SA	3,680	41,676
Jeronimo Martins SGPS SA	1,848	36,799
		185,382
Singapore — 0.8%
Ascendas Real Estate Investment Trust	24,500	53,924
CapitaLand Integrated Commercial Trust	36,292	53,948
Capitaland Investment, Ltd.†	19,400	48,579
City Developments, Ltd.	3,000	15,140
DBS Group Holdings, Ltd.	34,700	770,545
Genting Singapore, Ltd.	44,400	23,386
Keppel Corp., Ltd.	10,700	40,662
Mapletree Commercial Trust	15,800	23,999
Mapletree Logistics Trust	22,011	32,833
Oversea-Chinese Banking Corp., Ltd.	24,700	206,774
Singapore Airlines, Ltd.†	9,800	35,845
Singapore Exchange, Ltd.	5,900	43,173
Singapore Technologies Engineering, Ltd.	11,500	32,130
Singapore Telecommunications, Ltd.	60,610	109,358
United Overseas Bank, Ltd.	52,700	996,751
UOL Group, Ltd.	3,400	17,091
Venture Corp., Ltd.	2,048	26,989
Wilmar International, Ltd.	243,600	748,383
		3,279,510
South Korea — 1.1%
KT Corp.	13,635	372,061
NAVER Corp.	2,213	721,093
Samsung Electronics Co., Ltd.	36,184	2,252,049
Samsung SDI Co., Ltd.	2,106	1,266,887
		4,612,090

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	1,801	$48,287
Aena SME SA†*	551	95,042
Amadeus IT Group SA†	9,637	633,079
Banco Bilbao Vizcaya Argentaria SA	344,868	2,274,926
Banco Santander SA	127,305	461,112
CaixaBank SA	32,547	100,924
Cellnex Telecom SA*	17,771	1,095,439
EDP Renovaveis SA	2,116	52,112
Enagas SA	1,827	40,604
Endesa SA	2,332	47,033
Ferrovial SA	3,497	101,421
Grifols SA	2,190	53,399
Iberdrola SA	224,940	2,246,602
Industria de Diseno Textil SA	48,643	1,769,755
Naturgy Energy Group SA	2,136	53,777
Red Electrica Corp. SA	3,178	63,523
Repsol SA	10,653	138,366
Siemens Gamesa Renewable Energy SA†	1,750	44,235
Telefonica SA	37,765	176,021
		9,495,657
SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.	19,500	19,359
HKT Trust & HKT, Ltd.	28,000	38,293
Unibail-Rodamco-Westfield†	915	66,923
		124,575
Sweden — 2.2%
Alfa Laval AB	2,310	86,076
Assa Abloy AB, Class B	43,557	1,262,944
Atlas Copco AB, Class A	4,930	299,055
Atlas Copco AB, Class B	2,865	146,458
Boliden AB	2,008	64,598
Electrolux AB, Series B	1,656	38,241
Elekta AB, Series B	41,185	459,832
Embracer Group AB†	3,430	32,974
Epiroc AB, Class A	4,837	99,702
Epiroc AB, Class B	2,864	50,603
EQT AB	2,172	89,464
Essity AB, Class B	4,468	138,680
Evolution AB*	1,247	189,555
Fastighets AB Balder, Class B†	772	46,305
Hennes & Mauritz AB, Class B†	5,362	108,714
Hexagon AB, Class B	14,463	222,848
Husqvarna AB, Class B	3,072	36,649
ICA Gruppen AB	738	33,838
Industrivarden AB, Class A	784	24,989
Industrivarden AB, Class C	1,172	36,108
Investment AB Latour, Class B	1,087	33,633
Investor AB, Class B	13,376	286,403
Kinnevik AB, Class B†	1,776	62,620
L E Lundbergforetagen AB, Class B	558	30,472
Lundin Energy AB	1,469	54,532
Nibe Industrier AB, Class B	10,471	131,525
Security Description	Shares	Value (Note 2)
Sweden (continued)
Sandvik AB	8,288	$189,150
Securitas AB, Class B	2,299	36,460
Sinch AB†*	3,714	71,570
Skandinaviska Enskilda Banken AB, Class A	11,948	168,349
Skanska AB, Class B	2,498	62,609
SKF AB, Class B	2,802	65,944
Svenska Cellulosa AB SCA, Class B	4,448	68,734
Svenska Handelsbanken AB, Class A	172,495	1,934,996
Swedbank AB, Class A	6,648	134,471
Swedish Match AB	11,599	101,724
Tele2 AB, Class B	3,677	54,318
Telefonaktiebolaget LM Ericsson, Class B	127,617	1,442,374
Telia Co. AB	19,515	80,465
Volvo AB, Class A	1,472	33,371
Volvo AB, Class B	10,494	235,772
		8,747,125
Switzerland — 9.5%
ABB, Ltd.	47,775	1,592,443
Adecco Group AG	1,138	56,992
Alcon, Inc.	22,845	1,850,665
Baloise Holding AG	340	51,841
Banque Cantonale Vaudoise	221	16,807
Barry Callebaut AG	245	554,295
Chocoladefabriken Lindt & Spruengli AG	1	117,425
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	137	1,534,735
Cie Financiere Richemont SA	13,720	1,414,716
Clariant AG	1,584	29,677
Coca-Cola HBC AG	1,472	47,313
Credit Suisse Group AG	18,726	185,664
EMS-Chemie Holding AG	52	48,944
Geberit AG	272	199,855
Givaudan SA	68	310,578
Holcim, Ltd.	3,844	184,937
Julius Baer Group, Ltd.	12,852	850,049
Kuehne & Nagel International AG	399	135,579
Logitech International SA	1,271	112,565
Lonza Group AG	1,621	1,214,438
Nestle SA	85,987	10,345,862
Novartis AG	63,556	5,214,148
Partners Group Holding AG	167	259,971
Roche Holding AG	235	96,485
Roche Holding AG (Participation Certificate)	19,903	7,262,678
Schindler Holding AG (Participation Certificate)	299	80,009
Schindler Holding AG	148	38,051
SGS SA	44	127,942
Sika AG	4,509	1,426,174
Sonova Holding AG	402	151,614
Straumann Holding AG	76	136,002
Swatch Group AG (TRQX)	386	19,879
Swatch Group AG (XEGT)	212	55,573
Swiss Life Holding AG	235	119,166

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Switzerland (continued)
Swiss Prime Site AG	558	$54,341
Swiss Re AG	2,214	188,593
Swisscom AG	190	109,096
Temenos AG	490	66,546
UBS Group AG	26,914	430,085
Vifor Pharma AG	358	46,354
Zurich Insurance Group AG	3,128	1,275,437
		38,013,524
Taiwan — 1.2%
Largan Precision Co., Ltd.	3,000	233,669
Taiwan Semiconductor Manufacturing Co., Ltd.	222,000	4,577,872
		4,811,541
United Kingdom — 15.9%
3i Group PLC	7,144	123,055
Abrdn PLC	16,010	54,965
Admiral Group PLC	1,417	59,137
Anglo American PLC	9,507	327,943
Antofagasta PLC	90,776	1,630,894
Ashtead Group PLC	17,960	1,362,385
ASOS PLC†	14,971	597,736
Associated British Foods PLC	2,615	64,975
AstraZeneca PLC	36,521	4,396,566
AstraZeneca PLC ADR	23,565	1,415,314
Auto Trader Group PLC*	7,096	56,150
AVEVA Group PLC	884	42,694
Aviva PLC	130,858	696,483
BAE Systems PLC	23,696	179,105
Barclays PLC	690,856	1,761,949
Barratt Developments PLC	7,476	65,972
Berkeley Group Holdings PLC	824	48,267
BHP Group PLC	49,390	1,230,961
BP PLC	148,611	673,215
Bridgepoint Group, PLC†*	61,563	419,508
British American Tobacco PLC	16,003	558,335
British Land Co. PLC	6,463	42,685
BT Group PLC†	65,530	140,738
Bunzl PLC	52,763	1,743,002
Burberry Group PLC	46,809	1,139,720
Close Brothers Group PLC	10,746	222,050
Coca-Cola Europacific Partners PLC	1,499	82,880
Compass Group PLC†	56,842	1,163,005
Croda International PLC	11,615	1,326,381
Diageo PLC	85,146	4,102,594
Direct Line Insurance Group PLC	115,230	449,580
Dr. Martens PLC†	71,026	375,777
Evraz PLC	3,748	29,905
GlaxoSmithKline PLC	129,116	2,437,131
GlaxoSmithKline PLC ADR	21,008	802,716
Great Portland Estates PLC	57,423	576,646
Halma PLC	2,787	106,312
Hargreaves Lansdown PLC	2,612	50,145
Hikma Pharmaceuticals PLC	1,271	41,814
HSBC Holdings PLC	149,956	784,499
Imperial Brands PLC	6,948	145,000
Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Informa PLC†	11,035	$80,859
InterContinental Hotels Group PLC†	1,345	86,246
Intertek Group PLC	1,185	79,110
J Sainsbury PLC	12,314	47,154
JD Sports Fashion PLC	3,787	53,317
Johnson Matthey PLC	24,568	886,119
Kingfisher PLC	591,621	2,676,643
Land Securities Group PLC	5,171	48,130
Legal & General Group PLC	43,811	165,442
Lloyds Banking Group PLC	1,599,782	995,145
London Stock Exchange Group PLC	2,415	241,277
M&G PLC	19,087	52,238
Meggitt PLC†	63,943	634,901
Melrose Industries PLC	391,576	906,110
Mondi PLC	3,565	87,137
National Grid PLC	223,873	2,663,036
NatWest Group PLC	42,495	128,948
Next PLC	14,008	1,536,205
Ocado Group PLC†	17,764	395,095
Pearson PLC	5,552	53,085
Persimmon PLC	21,502	766,203
Phoenix Group Holdings PLC	4,768	41,230
Prudential PLC	83,532	1,621,579
Reckitt Benckiser Group PLC	30,028	2,350,273
RELX PLC	14,192	408,977
Rentokil Initial PLC	13,650	106,941
Rio Tinto PLC	8,244	544,320
Rolls-Royce Holdings PLC†	61,430	115,570
Royal Dutch Shell PLC, Class A (LSE)	30,109	665,165
Royal Dutch Shell PLC, Class A (Euronext Amsterdam)	174,712	3,891,211
Royal Dutch Shell PLC, Class B	27,209	602,797
Royal Dutch Shell PLC, Class B ADR	12,150	537,880
Sage Group PLC	7,888	75,286
Schroders PLC	913	43,849
Segro PLC	8,811	141,385
Severn Trent PLC	1,834	64,132
Smith & Nephew PLC	6,453	110,821
Smiths Group PLC	2,910	55,782
Spirax-Sarco Engineering PLC	542	108,925
SSE PLC	7,658	160,807
St James's Place PLC	3,959	80,205
Standard Chartered PLC	62,262	364,893
Taylor Wimpey PLC	26,767	55,281
Tesco PLC	56,762	192,519
THG PLC†	31,721	215,200
Unilever PLC(LSE)	84,805	4,584,391
Unilever PLC(Euronext Amsterdam)	11,407	615,264
United Utilities Group PLC	5,006	65,091
Vodafone Group PLC	205,278	310,512
Vodafone Group PLC ADR	44,911	693,875
Whitbread PLC†	18,207	809,766
WM Morrison Supermarkets PLC	17,691	70,121
		63,814,637

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
United States — 1.0%
Autoliv, Inc. SDR	5,334	$457,181
Booking Holdings, Inc.†	617	1,464,678
Broadcom, Inc.	2,546	1,234,632
Coupang, Inc.†	5,025	139,946
Jackson Financial, Inc., Class A†	480	12,480
MercadoLibre, Inc.†	488	819,547
		4,128,464
Total Common Stocks (cost $305,029,227)		390,825,376
EXCHANGE-TRADED FUNDS — 0.2%
iShares MSCI EAFE ETF (cost $591,612)	7,800	608,478
RIGHTS† — 0.0%
Australia — 0.0%
Transurban Group Expires 10/08/2021 (Strike price AUD 0.90)	2,233	1,695
France — 0.0%
Veolia Environnement SA Expires 10/04/2021 (Strike price EUR 22.70)	4,042	3,317
Germany — 0.0%
Deutsche Lufthansa AG Expires 10/05/2021 (Strike price EUR 3.58)	2,194	5,210
Total Rights (cost $10,823)		10,222
WARRANTS† — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023 (cost $0)	8,154	3,850
Total Long-Term Investment Securities (cost $305,631,662)		391,447,926
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(2)	118,697	118,697
T. Rowe Price Government Reserve Fund 0.05%(2)	118	118
		118,815
U.S Government Treasuries — 0.2%
United States Treasury Bills 0.05% due 04/21/2022(3)	$500,000	499,867
0.07% due 06/16/2022(3)	5,000	4,998
0.07% due 07/14/2022(3)	200,000	199,893
0.08% due 02/24/2022(3)	250,000	249,952
		954,710
Total Short-Term Investment Securities (cost $1,073,483)		1,073,525
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 09/30/2021, to be repurchased 10/01/2021 in the amount of $3,460,000 and collateralized by $3,547,500 of United States Treasury Notes, bearing interest at 1.25% due 09/30/2028 and having an approximate value of $3,529,209 (cost $3,460,000)	$3,460,000	$3,460,000
TOTAL INVESTMENTS (cost $310,165,145)(4)	98.5%	395,981,451
Other assets less liabilities	1.5	5,905,139
NET ASSETS	100.0%	$401,886,590

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2021, the aggregate value of these securities was $8,386,649 representing 2.1% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  The rate shown is the 7-day yield as of September 30, 2021.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts..

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

AUD — Australian Dollar

Borsa Italiana — Italian Stock Exhange

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Funds

EUR — Euro Currency

Euronext Amsterdam — Amsterdam Stock Exhange

Euronext Paris — Paris Stock Exhange

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
53	Long	MSCI EAFE Index	December 2021	$6,255,847	$6,007,550	$(248,297)

#  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$14,080,771	**	$0	$14,080,771
Portugal	—	185,382	**	0	185,382
Other countries	19,507,358	357,051,865	**	—	376,559,223
Exchange-Traded Funds	608,478	—		—	608,478
Rights	6,905	3,317	**	—	10,222
Warrants	3,850	—		—	3,850
Short-Term Investment Securities:
Registered Investment Companies	118,815	—		—	118,815
U.S. Government Treasuries	—	954,710		—	954,710
Repurchase Agreements	—	3,460,000		—	3,460,000
Total Investments at Value	$20,245,406	$375,736,045		$0	$395,981,451
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$248,297	$—		$—	$248,297

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited)

Industry Allocation*
United States Treasury Notes	27.4%
Uniform Mtg. Backed Securities	14.5
Diversified Financial Services	14.0
United States Treasury Bonds	10.8
Government National Mtg. Assoc.	5.9
Diversified Banking Institutions	5.8
Federal National Mtg. Assoc.	4.3
Sovereign	3.8
Electric-Integrated	2.2
Federal Home Loan Mtg. Corp.	1.9
Registered Investment Companies	1.5
Repurchase Agreements	1.4
Cable/Satellite TV	1.3
Telephone-Integrated	1.3
Medical-Drugs	1.2
Pipelines	1.0
Electronic Components-Semiconductors	0.9
Oil Companies-Integrated	0.8
Cellular Telecom	0.8
Banks-Commercial	0.8
Insurance-Life/Health	0.8
Oil Companies-Exploration & Production	0.7
Real Estate Investment Trusts	0.7
Enterprise Software/Service	0.7
Banks-Super Regional	0.6
Computers	0.5
Auto-Cars/Light Trucks	0.5
Computer Services	0.5
Municipal Bonds & Notes	0.4
Aerospace/Defense	0.4
Medical-HMO	0.4
Electric-Distribution	0.4
Brewery	0.4
Commercial Services-Finance	0.4
Pharmacy Services	0.4
Medical-Biomedical/Gene	0.3
Insurance Brokers	0.3
Medical Instruments	0.3
Tobacco	0.3
Broadcast Services/Program	0.3
Semiconductor Components-Integrated Circuits	0.3
Finance-Credit Card	0.3
Insurance-Mutual	0.3
Retail-Building Products	0.3
Retail-Restaurants	0.3
Paper & Related Products	0.2
Gas-Distribution	0.2
Transport-Rail	0.2
Trucking/Leasing	0.2
Building & Construction Products-Misc.	0.2
Independent Power Producers	0.2
Beverages-Non-alcoholic	0.2
Transactional Software	0.2
Rental Auto/Equipment	0.2
Food-Misc./Diversified	0.2
Machinery-General Industrial	0.2
E-Commerce/Products	0.2
Chemicals-Diversified	0.1
Chemicals-Specialty	0.1
Funeral Services & Related Items	0.1
SupraNational Banks	0.1%
Transport-Equipment & Leasing	0.1
Applications Software	0.1
Hazardous Waste Disposal	0.1
Telecom Services	0.1
E-Commerce/Services	0.1
Containers-Metal/Glass	0.1
Veterinary Diagnostics	0.1
Medical-Hospitals	0.1
Insurance-Property/Casualty	0.1
Banks-Fiduciary	0.1
Food-Meat Products	0.1
Federal Home Loan Bank	0.1
Airport Development/Maintenance	0.1
Oil-Field Services	0.1
Finance-Leasing Companies	0.1
Diversified Minerals	0.1
Office Automation & Equipment	0.1
Oil Refining & Marketing	0.1
Finance-Consumer Loans	0.1
Internet Content-Information/News	0.1
Electric-Transmission	0.1
Multimedia	0.1
Finance-Commercial	0.1
Tennessee Valley Authority	0.1
Food-Wholesale/Distribution	0.1
Networking Products	0.1
Agricultural Operations	0.1
Internet Security	0.1
Diversified Manufacturing Operations	0.1
Hotels/Motels	0.1
Building-Residential/Commercial	0.1
Commercial Services	0.1
Airlines	0.1
Metal-Iron	0.1
Schools	0.1
Steel-Producers	0.1
Banks-Special Purpose	0.1
Building-Heavy Construction	0.1
Medical Labs & Testing Services	0.1
Retail-Regional Department Stores	0.1
Investment Companies	0.1
Energy-Alternate Sources	0.1
Cruise Lines	0.1
Consulting Services	0.1
Gambling (Non-Hotel)	0.1
Medical Information Systems	0.1
119.8%

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited) (continued)

Credit Quality†#
Aaa	60.1%
Aa	1.7
A	8.6
Baa	13.6
Ba	4.6
B	1.9
Caa	0.5
Ca	0.1
Not Rated##	8.9
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES — 13.8%
Diversified Financial Services — 13.8%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(1)	$1,440,000	$1,564,790
510 Asset Backed Trust Series 2021-NPL2, Class A1 2.12% due 06/25/2061*(2)(3)	1,086,094	1,085,733
AASET Trust Series 2020-1A, Class A 3.35% due 01/16/2040*	224,533	221,944
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 0.59% (1 ML+0.50%) due 01/25/2036(2)	78,734	78,657
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 0.63% (1 ML+0.54%) due 11/25/2035(2)	60,105	60,837
Affirm Asset Securitization Trust Series 2020-Z2, Class A 1.90% due 01/15/2025*	381,474	384,276
Affirm Asset Securitization Trust Series 2020-Z1, Class A 3.46% due 10/15/2024*	174,623	176,690
Alternative Loan Trust Series 2005-64CB, Class 3A1 5.50% due 12/25/2035(2)	101,223	92,913
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.03% (12 MTA+0.94%) due 10/25/2046(2)	40,652	33,198
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	545,000	559,956
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	37,998	38,004
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(2)(4)	527,818	529,456
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(2)(4)	560,890	560,199
Angel Oak Mtg. Trust VRS Series 2021-3, Class A1 1.07% due 05/25/2066*(2)(4)	905,222	905,048
Angel Oak Mtg. Trust VRS Series 2019-5, Class A1 2.59% due 10/25/2049*(2)(4)	264,800	264,821
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Angel Oak Mtg. Trust I LLC VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(2)(4)	$168,891	$169,954
Apex Credit CLO, Ltd. FRS Series 2017-1A, Class A1R 1.13% (3 ML + 1.00%) due 04/24/2029*(6)	1,080,000	1,079,729
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2021-FL2, Class A 1.18% (1 ML+1.10%) due 05/15/2036*	200,000	200,062
Avant Loans Funding Trust Series 2021-REV1, Class A 1.21% due 07/15/2030*	435,000	435,133
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	100,000	101,371
Bain Capital Credit CLO, Ltd. FRS Series 2019-1A, Class AR 1.26% (3 ML+1.13%) due 04/19/2034*(6)	1,055,000	1,054,735
Bain Capital Credit CLO, Ltd. FRS Series 2017-2A, Class AR2 1.32% (3 ML+1.18%) due 07/25/2034*(6)	1,260,000	1,259,685
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.15% (1 ML+0.06%) due 01/25/2037(2)	7,879	7,148
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 0.55% (1 ML+0.46%) due 02/20/2047(2)	167,613	171,520
BANK VRS Series 2018-BN14, Class XA 0.66% due 09/15/2060(1)(4)(5)	9,436,571	261,061
BANK VRS Series 2019-BN24, Class XA 0.76% due 11/15/2062(1)(4)(5)	2,255,946	106,859
BANK VRS Series 2019-BN23, Class XA 0.81% due 12/15/2052(1)(4)(5)	6,807,040	344,446
BANK VRS Series 2017-BNK8, Class XA 0.86% due 11/15/2050(1)(4)(5)	8,509,881	325,454

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
BANK VRS Series 2019-BN20, Class XA 0.96% due 09/15/2062(1)(4)(5)	$4,564,091	$259,747
BANK VRS Series 2019-BN18, Class XA 1.04% due 05/15/2062(1)(4)(5)	2,898,658	169,569
BANK VRS Series 2020-BN28, Class XA 1.90% due 03/15/2063(1)(4)(5)	4,833,228	647,562
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(1)	470,000	515,858
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(1)	1,190,000	1,327,321
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	239,000	251,757
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(1)	1,325,000	1,460,578
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(4)	701,825	718,585
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(4)	480,213	484,865
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(4)	623,562	628,389
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(4)	389,962	398,203
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(4)	613,583	625,775
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.43% (1 ML+0.34%) due 01/25/2037(2)	11,705	11,647
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 0.57% (1 ML+0.48%) due 02/25/2036(2)	32,726	33,101
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 0.59% (1 ML+0.50%) due 01/25/2036(2)	$81,701	$99,486
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 0.27% (1 ML+0.18%) due 10/25/2036(2)	44,723	42,995
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 0.29% (1 ML+0.20%) due 02/25/2037(2)	111,529	107,262
Bellemeade Re, Ltd. FRS Series 2019-3A, Class M1A 1.19% (1 ML + 1.10%) due 07/25/2029*(2)	90,836	90,871
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 1.39% (1 ML+ 1.30%) due 03/25/2029*(2)	49,038	49,044
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.49% (1 ML + 1.40%) due 10/15/2029*(2)	428,993	429,136
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.65% due 01/15/2051(1)(4)(5)	2,607,611	68,375
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.66% due 07/15/2051(1)(4)(5)	4,466,658	113,714
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.80% due 01/15/2052(1)(4)(5)	8,921,322	335,211
Benchmark Mtg. Trust VRS Series 2019-B12, Class XA 1.20% due 08/15/2052(1)(4)(5)	2,027,478	122,198
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.39% due 03/15/2062(1)(4)(5)	5,781,320	420,346
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.64% due 01/15/2054(1)(4)(5)	2,168,886	255,544
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.92% due 07/15/2053(1)(4)(5)	1,258,412	138,180
Benchmark Mtg. Trust Series 2019-B11, Class A2 3.41% due 05/15/2052(1)	1,165,000	1,224,180

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	$432,000	$442,713
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	300,000	333,007
Benchmark Mtg. Trust VRS Series 2018-B4, Class A5 4.12% due 07/15/2051(1)(4)	1,000,000	1,137,490
Benefit Street Partners CLO X, Ltd. FRS Series 2016-10A, Class A1RR 1.34% (3ML+1.21%) due 04/20/2034*(6)	680,000	679,829
BlueMountain CLO XXIV, Ltd. FRS Series 2019-24A, Class AR 1.23% (3 ML + 1.10%) due 04/20/2034*(6)	795,000	792,125
BlueMountain CLO XXXI, Ltd. FRS Series 2021-31A, Class A1 1.35% (3 ML+1.15%) due 04/19/2034*(6)	1,505,000	1,504,621
BRAVO Residential Funding Trust VRS Series 2021-NQM1, Class A1 0.94% due 02/25/2049*(2)(4)	342,540	343,023
BRAVO Residential Funding Trust VRS Series 2021-NQM2, Class A1 0.97% due 03/25/2060*(2)(4)	491,995	492,313
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(2)(3)	727,748	736,193
BX Commercial Mtg. Trust FRS Series 2019-XL, Class A 1.00% (1 ML+0.92%) due 10/15/2036*(1)	1,086,913	1,089,015
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.08% (1 ML+1.00%) due 04/15/2034*(1)	200,000	200,000
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 2.63% (1 ML + 2.55%) due 12/15/2037*(1)	675,000	675,398
Capital One Multi-Asset Execution Trust Series 2021-A1, Class A1 0.55% due 07/15/2026	400,000	399,265
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Capital One Multi-Asset Execution Trust Series 2021-A2, Class A2 1.39% due 07/15/2030	$50,000	$49,431
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	70,386	71,079
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	128,395	130,004
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	56,393	57,141
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	92,635	93,639
CD Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(1)(4)	1,300,000	1,420,400
CF Hippolyta LLC Series 2021-1A, Class B1 1.98% due 03/15/2061*	114,000	114,247
CF Hippolyta LLC Series 2020-1, Class A2 1.99% due 07/15/2060*	240,061	240,001
Chase Mtg. Finance Trust VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(4)	130,921	133,528
Chase Mtg. Finance Trust VRS Series 2005-A1, Class 2A2 3.04% due 12/25/2035(2)(4)	74,323	74,915
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(2)	125,329	117,145
CHL Mtg. Pass Through Trust VRS Series 2007-HY4, Class 1A1 2.92% due 09/25/2047(2)(4)	83,056	80,134
CIFC Funding, Ltd. FRS Series 2012-2RA, Class A1 0.93% (3 ML+0.80%) due 01/20/2028*(6)	1,269,812	1,268,960
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(2)(4)	431,611	437,516
Cirrus Funding, Ltd. Series 2018-1A, Class A 4.80% due 01/25/2037*(6)	975,000	1,001,070

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.06% due 07/10/2047(1)(4)(5)	$3,004,919	$66,854
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29, Class XA 1.17% due 04/10/2048(1)(4)(5)	2,859,521	90,319
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(1)	1,029,000	1,122,787
Citigroup Commercial Mtg. Trust Series 2015-GC35, Class A4 3.82% due 11/10/2048(1)	1,235,000	1,353,008
Citigroup Mtg. Loan Trust, Inc. VRS Series 2019-IMC1, Class A1 2.72% due 07/25/2049*(2)(4)	140,330	141,472
Citigroup Mtg. Loan Trust, Inc. Series 2019-E, Class A1 3.23% due 11/25/2070*(3)	350,457	351,008
Citigroup Mtg. Loan Trust, Inc. VRS Series 2018-RP3, Class A1 3.25% due 03/25/2061*(2)(4)	707,663	730,102
COLT Funding LLC VRS Series 2021-1, Class A1 0.91% due 06/25/2066*(2)(4)	650,830	650,165
COLT Mtg. Loan Trust VRS Series 2021-3, Class A1 0.96% due 09/27/2066*(2)(4)	979,301	976,316
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 1.28% (3 ML+1.15%) due 10/25/2028*(6)	703,040	703,404
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 0.98% (1 ML+0.90%) due 10/15/2034*(1)	110,874	110,943
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(1)	845,000	888,203
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 0.63% (1 ML+0.54%) due 01/25/2036(2)	79,758	79,907
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 0.73% (1 ML+0.64%) due 11/25/2035(2)	32,707	29,513
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 0.89% (1 ML+0.80%) due 12/25/2035(2)	$57,589	$50,220
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(2)	104,745	63,300
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 0.77% (1 ML+0.68%) due 03/25/2035(2)	33,385	31,427
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB3, Class 2A2A 2.64% due 06/20/2035(2)(4)	34,357	35,040
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB7, Class 6A1 2.74% due 11/20/2035(2)(4)	19,121	17,713
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.00% due 05/15/2030*	355,000	355,174
Credit Suisse Mtg. Trust VRS Series 2021-NQM2, Class A1 1.18% due 02/25/2066*(2)(4)	997,139	997,839
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.88% due 06/15/2057(1)(4)(5)	9,069,990	199,470
CSAIL Commercial Mtg. Trust VRS Series 2016-C6, Class XA 2.03% due 01/15/2049(1)(4)(5)	1,787,441	128,414
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	225,000	234,543
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(1)	696,980	733,664
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	1,448,000	1,550,404
CSMC Trust VRS Series 2021-NQM5, Class A1 0.94% due 05/25/2066*(2)(4)	555,452	552,396

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CSMC Trust VRS Series 2021-RPL4, Class A1 1.80% due 12/27/2060*(2)(4)	$348,048	$349,140
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(2)(4)	425,170	445,213
CSMC Trust VRS Series 2016-NXSR, Class A4 3.79% due 12/15/2049(1)(4)	1,536,000	1,684,880
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.83% due 09/15/2053(1)(4)(5)	957,527	93,475
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(1)	1,625,000	1,723,701
Deephaven Residential Mtg. Trust VRS Series 2021-2, Class A1 0.90% due 04/25/2066*(2)(4)	315,788	315,696
Dell Equipment Finance Trust Series 2021-2, Class A3 0.53% due 12/22/2026*	180,000	179,789
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 0.24% (1 ML+0.15%) due 12/25/2036(2)	119,963	117,559
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.39% (1 ML+0.15%) due 03/25/2037(2)	10,198	10,319
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.66% due 04/25/2051*	498,750	512,700
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.67% due 10/25/2049*	334,900	359,620
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	739,100	765,234
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	470,000	481,616
Dryden 57 CLO, Ltd. FRS Series 2018-57A, Class A 1.13% (3 ML + 1.01%) due 05/15/2031*(6)	1,160,000	1,161,147
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.01% (12 MTA+0.92%) due 03/19/2046(2)	$174,704	$155,066
Eagle RE, Ltd. FRS Series 2018-1, Class M1 1.79% (1 ML+1.70%) due 11/25/2028*(2)	232,975	233,205
Ellington Financial Mtg. Trust VRS Series 2021-2, Class A1 0.93% due 06/25/2066*(2)(4)	269,800	270,017
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	1,065,000	1,091,576
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	320,000	329,519
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 0.40% (1 ML+0.31%) due 09/25/2036	495,000	477,602
GCAT Trust VRS Series 2021-NQM2, Class A1 1.04% due 05/25/2066*(2)(4)	610,576	609,719
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	69,766	70,426
GMACM Mtg. Loan Trust VRS Series 2005-AR5, Class 4A1 2.64% due 09/19/2035(2)(4)	16,780	16,149
GMACM Mtg. Loan Trust VRS Series 2006-AR1, Class 1A1 2.98% due 04/19/2036(2)(4)	128,404	112,587
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 1.49% (12 MTA+1.40%) due 10/25/2045(2)	122,509	103,826
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(1)	1,285,000	1,304,421
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(1)	155,000	175,217
GS Mtg. Securities Corp. Trust VRS Series 2020-GC45, Class XA 0.79% due 02/13/2053(1)(4)(5)	5,044,899	231,864

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Corp. Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(1)	$1,199,000	$1,279,676
GS Mtg. Securities Corp. Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(1)	1,307,000	1,426,853
GS Mtg. Securities Corp. Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	1,255,000	1,369,331
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(1)	1,225,000	1,233,535
GSAA Home Equity Trust Series 2005-7, Class AF4 5.56% due 05/25/2035(3)	244,295	244,580
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.19% (1 ML+0.10%) due 12/25/2046	25,176	15,396
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 0.23% (1 ML+0.14%) due 12/25/2046	58,661	22,447
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.25% (1 ML+0.16%) due 02/25/2037	312,986	124,752
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.27% (1 ML+0.18%) due 12/25/2036	11,449	4,187
GSAA Home Equity Trust FRS Series 2006-3, Class A3 0.69% (1 ML+0.60%) due 03/25/2036	13,372	8,902
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 0.73% (1 ML+0.32%) due 04/25/2047	111,037	64,098
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(4)	281,092	113,494
GSAA Home Equity Trust Series 2006-15, Class AF6 6.38% due 09/25/2036(3)	86,987	33,163
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 0.39% (1 ML+0.30%) due 01/25/2037(2)	336,080	82,706
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 2.63% due 10/25/2035(2)(4)	50,721	35,683
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 2.97% due 01/25/2036(2)(4)	4,503	4,639
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A4 2.97% due 01/25/2036(2)(4)	$58,284	$59,709
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.28% (1 ML+0.19%) due 01/19/2038(2)	7,228	6,994
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.33% (1 ML+0.24%) due 12/19/2036(2)	160,207	159,160
Harriman Park CLO, Ltd. FRS Series 2020-1A, Class A1R 1.25% (3 ML + 1.12%) due 04/20/2034*(6)	1,595,000	1,594,600
Hertz Vehicle Financing LLC Series 2021-1A, Class A 1.21% due 12/26/2025*	100,000	100,303
Home Re, Ltd. FRS Series 2018-1, Class M1 1.69% (1 ML + 1.60%) due 10/25/2028*(2)	210,114	210,406
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	60,000	60,081
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	100,000	101,186
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	17,405	17,553
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 0.63% (1 ML+0.54%) due 02/25/2036	200,000	198,977
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 0.65% (1 ML+0.56%) due 07/25/2035(2)	3,586	2,945
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 3.04% due 12/25/2036(2)(4)	128,192	122,789
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.06% due 04/25/2037(2)(4)	119,895	83,357

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(1)	$290,000	$310,932
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(1)	1,110,000	1,197,074
JPMorgan Chase Commercial Mtg. Securities Trust Series 2017-JP5, Class A5 3.72% due 03/15/2050(1)	1,355,000	1,492,969
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(1)	305,000	317,219
JPMorgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(1)	897,163	910,066
JPMorgan Mtg. Trust VRS Series 2006-A3, Class 3A2 3.06% due 05/25/2036(2)(4)	52,539	47,451
KKR CLO, Ltd. FRS Series 22A, Class A 1.28% (3 ML+1.15%) due 07/20/2031*(6)	1,440,000	1,443,348
Legacy Mtg. Asset Trust Series 2021-GS2, Class A1 1.75% due 04/25/2061*(2)(3)	336,292	336,618
Legacy Mtg. Asset Trust Series 2021-GS3, Class A1 1.75% due 07/25/2061*(2)(3)	439,329	439,686
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(2)(3)	661,503	663,754
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(2)(3)	900,202	905,199
Lehman XS Trust FRS Series 2006-16N, Class A4A 0.47% (1 ML+0.19%) due 11/25/2046(2)	236,105	227,809
LIFE Mtg. Trust FRS Series 2021-BMR, Class D 1.48% (1 ML+1.40%) due 03/15/2038*(1)	205,000	205,390
LSTAR Securities Investment Trust Series 2021-1, Class A 1.89% (1 ML+1.80%) due 02/01/2026*(2)	702,846	704,986
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 2.59% (1 ML + 2.50%) due 05/01/2024*(2)	$690,193	$681,079
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.25% (3 ML + 1.12%) due 07/17/2034*(6)	1,275,000	1,274,663
Marlette Funding Trust Series 2021-2A, Class B 1.06% due 09/15/2031*	225,000	225,198
MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 2.73% due 11/21/2034(2)(4)	34,925	35,498
Mercedes-Benz Auto Receivables Trust Series 2021-1, Class A3 0.46% due 06/15/2026	215,000	214,570
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	465,000	466,323
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 2.58% due 07/25/2035(2)(4)	110,304	73,319
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(4)	205,768	211,085
MFA Trust VRS Series 2020-NQM3, Class A1 1.01% due 01/26/2065*(2)(4)	120,575	120,743
MFRA Trust VRS Series 2021-NQM2, Class A1 1.03% due 11/25/2064*(2)(4)	512,062	512,466
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(2)(4)	531,212	531,481
MFRA Trust Series 2021-NPL1, Class A1 2.36% due 03/25/2060*(3)	1,083,342	1,083,664
Mill City Mtg. Loan Trust VRS Series 2019-GS1, Class A1 2.75% due 07/25/2059*(2)(4)	1,113,412	1,140,558
Mill City Mtg. Loan Trust VRS Series 2018-3, Class A1 3.48% due 08/25/2058*(4)	587,813	607,920

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 0.39% (1 ML+0.30%) due 06/25/2036	$4,281	$3,921
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.12% due 12/15/2047(1)(4)(5)	1,741,435	43,672
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(1)	791,000	843,004
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.50% due 06/15/2050(1)(4)(5)	1,594,263	87,745
Morgan Stanley Capital I Trust Series 2016-BNK2, Class A4 3.05% due 11/15/2049(1)	1,475,000	1,578,141
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 0.43% (1 ML+0.34%) due 11/25/2036	224,311	87,051
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 0.98% (1 ML+0.90%) due 12/15/2033*(1)	300,000	299,625
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class D 1.88% (1 ML+1.80%) due 12/15/2033*(1)	575,000	565,638
Natixis Commercial Mtg. Securities Trust Series 2019-1776, Class C 2.91% due 10/15/2036*(1)	375,000	375,440
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.84% (1 ML + 0.75%) due 01/25/2048*(2)	649,049	650,009
New Residential Mtg. Loan Trust VRS Series 2021-NQ2R, Class A1 0.94% due 10/25/2058*(2)(4)	398,151	398,475
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.59% (1 ML+1.50%) due 06/25/2057*(2)	551,590	555,017
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(2)(4)	$172,635	$173,899
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(2)(4)	497,866	517,422
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(2)(4)	533,786	570,411
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(2)(4)	522,370	559,127
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(2)(4)	924,170	988,092
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(2)(4)	977,411	1,041,396
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(2)(4)	798,703	855,861
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(2)(4)	560,745	596,626
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(2)(4)	820,109	873,770
New Residential Mtg. Loan Trust VRS Series 2018-5A, Class A1 4.75% due 12/25/2057*(2)(4)	493,940	518,753
NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(2)(4)	1,053,493	1,052,925
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.60% due 06/25/2036(2)(4)	90,131	79,720

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.84% due 12/25/2025*	$146,398	$147,939
OBX Trust VRS Series 2021-NQM3, Class A1 1.05% due 07/25/2061*(2)(4)	643,814	643,678
OBX Trust VRS Series 2021-NQM1, Class A1 1.07% due 02/25/2066*(2)(4)	942,949	941,229
OBX Trust VRS Series 2018-EXP2, Class 1A1 4.00% due 07/25/2058*(2)(4)	45,688	45,672
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	320,000	329,032
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.18% (3 ML+1.05%) due 04/30/2027*(6)	637,503	637,535
OZLM XVIII, Ltd. FRS Series 2018-18A, Class A 1.15% (3 ML+1.02%) due 04/15/2031*(6)	870,000	870,325
OZLM, Ltd. FRS Series 2014-7RA, Class A1R 1.14% (3 ML+1.01%) due 07/17/2029*(6)	314,998	315,111
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 2.09% (1 ML+2.00%) due 03/27/2024*(2)	283,851	283,879
Preston Ridge Partners Mtg. Series 2020-6, Class A1 2.36% due 11/25/2025*(2)(3)	193,993	195,098
Preston Ridge Partners Mtg. VRS Series 2019-GS1, Class A1 3.50% due 10/25/2024*(2)(4)	305,530	306,298
Preston Ridge Partners Mtg. Series 2020-3, Class A1 2.86% due 09/25/2025*(2)(3)	681,222	682,576
PRET LLC Series 2021-RN2, Class A1 1.74% due 07/25/2051*(3)	610,000	609,577
Pretium Mtg. Credit Partners LLC Series 2021-NPL3, Class A1 1.87% due 07/25/2051*(3)	477,827	477,579
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Pretium Mtg. Credit Partners LLC Series 2021-RN1, Class A1 1.99% due 02/25/2061*(2)(3)	$1,235,355	$1,233,683
PRPM LLC Series 2021-5, Class A1 1.79% due 06/25/2026*(2)(3)	622,630	623,167
PRPM LLC Series 2021-3, Class A1 1.87% due 04/25/2026*(2)(3)	498,754	500,868
PRPM LLC Series 2021-4, Class A1 1.87% due 04/25/2026*(2)(3)	649,853	648,915
PRPM LLC VRS Series 2021-2, Class A1 2.12% due 03/25/2026*(2)(4)	295,665	296,097
RALI Series Trust FRS Series 2006-QA3, Class A2 0.69% (1 ML+0.60%) due 04/25/2036(2)	335,112	320,196
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(2)	48,424	48,957
RCO VII Mortgage LLC Series 2021-1, Class A1 1.87% due 05/26/2026*(2)(3)	511,249	511,463
Regatta VI Funding, Ltd. FRS Series 2016-1A, Class AR2 1.29% (3 ML+1.16%) due 04/20/2034*(6)	1,100,000	1,099,723
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(3)	338,398	151,025
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(3)	151,430	83,904
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 3.29% due 04/25/2037(2)	12,842	11,767
RR 1 LLC FRS Series 2017-1A, Class A1AB 1.23% (3 ML + 1.15%) due 07/15/2035*(6)	1,305,000	1,304,691

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
RR 16, Ltd. FRS Series 2021-16A, Class A1 1.19% (3 ML + 1.11%) due 07/15/2036*(6)	$1,080,000	$1,079,728
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48% due 01/15/2027	135,000	136,712
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A 3.23% due 03/15/2040*	211,668	209,876
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 0.27% (1 ML+0.18%) due 07/25/2036	156,207	72,951
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(1)	1,225,000	1,267,671
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(4)	55,061	55,771
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.21% (3 ML+1.07%) due 04/25/2034*(6)	1,255,000	1,254,683
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.27% (1 ML+0.18%) due 07/25/2037	32,620	31,319
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.59% (1 ML+0.50%) due 11/25/2036	290,000	281,033
Stanwhich Mtg. Loan Trust Series 2019-NPB2, Class A1 3.48% due 11/16/2024*(3)	124,955	125,136
STAR Trust VRS Series 2021-1, Class A1 1.22% due 05/25/2065*(2)(4)	837,027	838,342
Starwood Mtg. Residential Trust VRS Series 2021-2, Class A1 0.94% due 05/25/2065*(2)(4)	333,410	333,177
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.39% (1 ML+0.30%) due 09/25/2034(2)(4)	15,888	15,279
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 0.55% (1 ML+0.46%) due 02/25/2036(2)	$86,555	$83,643
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	290,000	289,788
Symphony CLO XIV, Ltd. FRS Series 2014-14A, Class AR 1.08% (3 ML+0.95%) due 07/14/2026*(6)	525,251	525,628
Toorak Mtg. Corp. Series 2021-1, Class A1 2.24% due 06/25/2024*(2)(3)	640,000	640,307
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(2)(4)	1,194,910	1,218,097
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	104,838
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	150,000	152,739
Triangle Re, Ltd. FRS Series 2021-2, Class M1A 2.14% (1 ML+2.05%) due 10/25/2033*(2)	495,000	498,712
Upstart Securitization Trust Series 2021-3, Class A 0.83% due 07/20/2031*	332,213	332,266
VCAT LLC Series 2021-NPL3, Class A1 1.74% due 05/25/2051*(3)	656,865	656,969
VCAT LLC Series 2021-NPL2, Class A1 2.12% due 03/27/2051*(3)	217,495	218,096
Venture 42 CLO, Ltd. FRS Series 2021-42A, Class A1A 1.31% (3 ML+1.13%) due 04/15/2034*(6)	1,255,000	1,254,684
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.38% (3 ML+1.24%) due 04/15/2034*(6)	485,000	484,878
Vericrest Opportunity Loan Transferee Series 2021-NPL7, Class A1 2.12% due 04/25/2051*(3)	211,113	211,599
Verus Securitization Trust VRS Series 2021-R2, Class A1 0.92% due 02/25/2064*(2)(4)	497,743	496,158

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Verus Securitization Trust VRS Series 2021-4, Class A1 0.94% due 07/25/2066*(2)(4)	$465,537	$464,979
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(2)(4)	395,676	396,267
Verus Securitization Trust Series 2019-3, Class A1 2.78% due 07/25/2059*(2)(3)	251,712	253,282
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(1)	1,195,000	1,220,385
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 0.92% (12 MTA+0.82%) due 12/25/2046(2)	251,516	234,123
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR13, Class 1A 0.97% (12 MTA+0.88%) due 10/25/2046(1)(2)	107,492	103,614
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 1.76% (COFI 11+1.50%) due 11/25/2046(2)	43,172	42,728
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 2.79% due 06/25/2037(2)(4)	90,628	88,870
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-5, Class 1A1 0.69% (1 ML+0.60%) due 07/25/2036(2)	51,883	33,940
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 0.92% (12 MTA+0.83%) due 11/25/2046(2)	91,482	84,065
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.34% (3 ML+1.17%) due 07/20/2032*(6)	920,000	919,767
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.05% due 09/15/2057(1)(4)(5)	5,599,629	171,684
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.23% due 05/15/2048(1)(4)(5)	$2,760,231	$82,671
Wells Fargo Commercial Mtg. Trust Series 2017-C39, Class A5 3.42% due 09/15/2050	1,365,000	1,489,030
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.28% due 05/15/2048(1)(4)	75,000	76,739
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR16, Class A1 2.24% due 10/25/2036(2)(4)	38,107	36,798
Wendy's Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	1,127,175	1,136,028
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	433,125	457,695
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	395,000	400,699
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	785,000	803,592
Wingstop Funding LLC Series 2020-1A, Class A2 2.84% due 12/05/2050*	159,200	163,687
Total Asset Backed Securities (cost $134,719,811)		136,171,285
U.S. CORPORATE BONDS & NOTES — 26.3%
Aerospace/Defense — 0.4%
Boeing Co. Senior Notes 5.04% due 05/01/2027	1,330,000	1,529,210
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	585,000	759,721
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	860,000	946,814
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	180,000	217,556
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	195,000	246,834

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	$160,000	$177,242
		3,877,377
Aerospace/Defense-Equipment — 0.0%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	190,000	198,478
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	75,000	77,063
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	62,000	65,577
		341,118
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	83,000	105,355
Airlines — 0.1%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	150,000	185,625
British Airways Pass Through Trust Pass-Through Certs. 2.90% due 09/15/2036*	99,000	99,387
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025	15,000	15,375
United Airlines, Inc. Senior Sec. Notes 4.38% due 04/15/2026*	38,000	38,998
United Airlines, Inc. Senior Sec. Notes 4.63% due 04/15/2029*	70,000	72,341
		411,726
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	151,000	156,851
Applications Software — 0.1%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	128,000	138,509
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	800,000	829,730
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	55,000	58,114
		1,026,353
Security Description	Principal Amount(15)	Value (Note 2)
Auction Houses/Art Dealers — 0.0%
Sotheby's Senior Sec. Notes 7.38% due 10/15/2027	$85,000	$89,888
Auto Repair Centers — 0.0%
Metis Merger Sub LLC Senior Notes 6.50% due 05/15/2029*	85,000	82,663
Auto-Cars/Light Trucks — 0.5%
BMW US Capital LLC Company Guar. Notes 3.90% due 04/09/2025*	171,000	186,775
Ford Motor Co. Senior Notes 4.00% due 11/13/2030	270,000	280,800
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	223,000	233,733
Ford Motor Co. Senior Notes 6.63% due 10/01/2028	97,000	116,523
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	16,000	20,800
General Motors Co. Senior Notes 4.88% due 10/02/2023	780,000	843,001
General Motors Co. Senior Notes 6.13% due 10/01/2025	275,000	322,103
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	360,000	355,356
General Motors Financial Co., Inc. Senior Notes 1.50% due 06/10/2026	1,935,000	1,923,074
General Motors Financial Co., Inc. Senior Notes 2.70% due 06/10/2031	75,000	74,764
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	124,000	129,598
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	120,000	127,104
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/06/2028	169,000	171,111
		4,784,742
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	75,000	72,937

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Heavy Duty Trucks (continued)
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	$55,000	$57,888
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023	85,000	85,480
		216,305
Auto/Truck Parts & Equipment-Original — 0.0%
Dornoch Debt Merger Sub, Inc. Senior Notes 6.63% due 10/15/2029*	75,000	74,981
Banks-Commercial — 0.4%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	189,000	213,278
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	428,000	493,448
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032	336,000	336,954
Citizens Financial Group, Inc. Senior Notes 3.25% due 04/30/2030	49,000	52,442
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	250,000	305,119
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	184,000	279,653
Santander Holdings USA, Inc. Senior Notes 3.24% due 10/05/2026	69,000	73,675
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	415,000	420,320
Signature Bank Sub. Notes 4.00% due 10/15/2030	266,000	285,382
SVB Financial Group Senior Notes 2.10% due 05/15/2028	111,000	111,958
Texas Capital Bancshares, Inc. Sub. Notes 4.00% due 05/06/2031	152,000	158,028
Truist Bank Sub. Notes 2.25% due 03/11/2030	815,000	822,897
Valley National Bancorp Sub. Notes 3.00% due 06/15/2031	209,000	210,974
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	250,000	259,639
		4,023,767
Security Description	Principal Amount(15)	Value (Note 2)
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	$1,070,000	$1,114,308
Banks-Super Regional — 0.6%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	480,000	499,005
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	440,000	457,349
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	50,000	51,500
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	1,060,000	1,103,649
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	655,000	702,448
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	935,000	1,001,639
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	134,000	137,400
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	461,000	523,285
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	205,000	256,385
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	363,895
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	315,000	426,068
		5,522,623
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	76,000	75,426
EnerSys Company Guar. Notes 4.38% due 12/15/2027*	44,000	46,310
		121,736
Beverages-Non-alcoholic — 0.2%
Coca-Cola Co. Senior Notes 2.25% due 01/05/2032	855,000	865,292
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	135,000	140,816
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	600,000	692,412
		1,698,520

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	$253,000	$313,918
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	211,000	251,802
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	1,079,000	1,328,358
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	955,000	1,234,769
Constellation Brands, Inc. Senior Notes 2.25% due 08/01/2031	120,000	117,934
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	325,000	347,216
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	140,000	156,747
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,000	5,764
		3,756,508
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	793,000	845,628
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	509,000	555,199
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	617,000	643,044
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	413,000	514,828
Fox Corp. Senior Notes 4.03% due 01/25/2024	150,000	160,887
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	116,000	126,005
		2,845,591
Building & Construction Products-Misc. — 0.2%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	599,000	640,930
Security Description	Principal Amount(15)	Value (Note 2)
Building & Construction Products-Misc. (continued)
Owens Corning Senior Notes 4.30% due 07/15/2047	$120,000	$137,903
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	75,000	71,377
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	690,000	703,800
		1,554,010
Building & Construction-Misc. — 0.0%
VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	84,000	85,417
Building Products-Air & Heating — 0.0%
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	177,000	185,347
Building Products-Doors & Windows — 0.0%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	77,000	80,850
PGT Innovations, Inc. Company Guar. Notes 4.38% due 10/01/2029*	50,000	50,375
		131,225
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 3.13% due 02/15/2051	46,000	44,993
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	555,000	643,278
Cable/Satellite TV — 1.2%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	85,000	86,913
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	114,000	117,616
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	36,000	37,530
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	14,000	14,438
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.25% due 01/15/2029	121,000	120,793

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	$145,000	$138,367
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	46,000	45,318
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	200,000	190,397
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	129,000	144,448
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	20,000	24,098
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	1,670,000	2,004,947
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	71,000	93,232
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,070,000	2,809,084
Comcast Corp. Company Guar. Notes 2.89% due 11/01/2051*	435,000	415,918
Comcast Corp. Company Guar. Notes 2.94% due 11/01/2056*	80,000	75,567
Comcast Corp. Company Guar. Notes 2.99% due 11/01/2063*	101,000	94,082
Security Description	Principal Amount(15)	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	$895,000	$952,350
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	720,000	759,037
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	130,000	141,782
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	85,000	89,929
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	570,000	639,551
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	52,000	58,990
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	88,000	102,122
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	116,000	141,836
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	179,000	259,824
Cox Communications, Inc. Senior Notes 2.60% due 06/15/2031*	600,000	606,589
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	304,000	321,793
CSC Holdings LLC Company Guar. Notes 3.38% due 02/15/2031*	1,020,000	948,600
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	60,000	64,271
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	70,000	72,728
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	310,875
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	157,392
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	145,000	195,339
		12,235,756
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	100,000	102,101

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Services — 0.0%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	$80,000	$84,221
Cellular Telecom — 0.5%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	1,230,000	1,240,271
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041	174,000	167,990
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	780,000	840,029
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060	85,000	83,334
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060*	75,000	73,530
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	1,315,000	1,454,272
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	460,000	535,027
		4,394,453
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 1.40% due 08/05/2026	70,000	69,463
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	490,000	526,149
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	295,000	294,635
Westlake Chemical Corp. Senior Notes 3.13% due 08/15/2051	140,000	131,366
Westlake Chemical Corp. Senior Notes 3.38% due 08/15/2061	132,000	123,787
		1,145,400
Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 2.75% due 08/18/2055*	51,000	48,858
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	67,000	69,513
		118,371
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	81,000	81,138
Security Description	Principal Amount(15)	Value (Note 2)
Coal — 0.0%
SunCoke Energy, Inc. Senior Sec. Notes 4.88% due 06/30/2029*	$86,000	$85,678
Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 4.55% due 03/01/2029	168,000	191,779
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	10,000	10,361
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	57,000	60,014
Quanta Services, Inc. Senior Bonds 3.05% due 10/01/2041	63,000	60,717
		131,092
Commercial Services-Finance — 0.3%
Block Financial LLC Company Guar. Notes 2.50% due 07/15/2028	155,000	157,060
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	478,000	500,997
HealthEquity, Inc. Company Guar. Notes 4.50% due 10/01/2029*	43,000	43,759
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	1,345,000	1,425,969
MoneyGram International, Inc. Senior Sec. Notes 5.38% due 08/01/2026*	100,000	101,500
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	168,000	158,253
Paysafe Finance PLC/Paysafe Holdings US Corp. Senior Sec. Notes 4.00% due 06/15/2029*	85,000	81,387
		2,468,925
Computer Services — 0.4%
Ahead DB Holdings LLC Company Guar. Notes 6.63% due 05/01/2028*	85,000	85,637
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	930,000	953,361
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	175,000	179,594

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	$1,155,000	$1,139,478
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	555,000	612,766
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	554,000	597,312
		3,568,148
Computer Software — 0.0%
Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	55,000	53,087
Computers — 0.5%
Apple, Inc. Senior Notes 1.13% due 05/11/2025	575,000	578,975
Apple, Inc. Senior Notes 1.40% due 08/05/2028	1,198,000	1,178,218
Apple, Inc. Senior Notes 2.20% due 09/11/2029	535,000	550,335
Apple, Inc. Senior Notes 2.65% due 02/08/2051	755,000	720,718
Apple, Inc. Senior Notes 3.45% due 02/09/2045	160,000	176,772
Apple, Inc. Senior Notes 3.85% due 05/04/2043	230,000	268,116
Apple, Inc. Senior Notes 4.45% due 05/06/2044	605,000	766,444
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036	150,000	226,602
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	278,000	281,927
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	137,000	184,316
HP, Inc. Senior Notes 2.20% due 06/17/2025	245,000	252,746
		5,185,169
Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	75,000	77,344
Security Description	Principal Amount(15)	Value (Note 2)
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	$195,000	$197,443
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	220,000	226,424
		423,867
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,055,000	1,111,706
Silgan Holdings, Inc. Company Guar. Notes 4.75% due 03/15/2025	63,000	63,866
		1,175,572
Containers-Paper/Plastic — 0.0%
Amcor Flexibles North America, Inc. Company Guar. Notes 2.69% due 05/25/2031	98,000	100,428
Cosmetics & Toiletries — 0.0%
Coty, Inc. Senior Sec. Notes 5.00% due 04/15/2026*	75,000	76,615
Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	75,000	75,000
		151,615
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	100,000	102,861
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	55,000	58,156
Disposable Medical Products — 0.0%
Mozart Debt Merger Sub, Inc. Senior Sec. Notes 3.88% due 04/01/2029*	58,000	58,000
Mozart Debt Merger Sub, Inc. Senior Notes 5.25% due 10/01/2029*	22,000	22,000
		80,000
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	115,000	114,713
Diversified Banking Institutions — 4.4%
Bank of America Corp. Senior Notes 1.49% due 05/19/2024	256,000	259,776
Bank of America Corp. Senior Notes 1.66% due 03/11/2027	1,005,000	1,010,344

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	$1,046,000	$1,093,066
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	1,090,000	1,091,165
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	490,000	499,576
Bank of America Corp. Senior Notes 2.97% due 07/21/2052	61,000	59,451
Bank of America Corp. FRS Senior Notes 3.31% (3 ML+1.24%) due 04/22/2042	1,069,000	1,122,269
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	106,000	116,433
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	295,000	312,173
Bank of America Corp. Senior Bonds 3.95% due 01/23/2049	595,000	686,141
Bank of America Corp. Senior Notes 4.08% due 04/23/2040	161,000	185,000
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	1,735,000	2,048,103
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	104,000	115,881
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	235,000	289,426
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	936,847
Citigroup, Inc. Senior Notes 0.98% due 05/01/2025	106,000	106,329
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	1,550,000	1,565,993
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	855,000	908,098
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	210,000	228,632
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	148,000	162,598
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	$1,730,000	$1,898,651
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	405,000	453,511
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	945,000	1,061,033
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	124,000	140,976
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	138,000	177,090
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	368,000	481,267
Goldman Sachs Group, Inc. Senior Notes 1.54% due 09/10/2027	150,000	149,491
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	210,000	202,047
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	723,000	715,646
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	1,705,000	1,722,425
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,610,000	1,641,180
Goldman Sachs Group, Inc. Senior Notes 3.21% due 04/22/2042	95,000	98,026
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	144,000	155,550
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,575,000	1,696,434
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	210,000	251,936
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	575,000	835,934
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	465,000	664,361
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024	176,000	176,425
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	407,000	416,748

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 2.07% due 06/01/2029	$95,000	$95,130
JPMorgan Chase & Co. Senior Notes 2.53% due 11/19/2041	383,000	362,479
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	370,000	374,806
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	1,040,000	1,080,179
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	210,000	216,199
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	285,000	288,752
JPMorgan Chase & Co. Senior Notes 3.16% due 04/22/2042	1,100,000	1,139,593
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	1,105,000	1,167,024
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,230,000	1,338,724
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	1,000,000	1,103,311
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	1,455,000	1,537,693
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	265,000	414,300
Morgan Stanley Senior Notes 0.79% due 05/30/2025	45,000	44,856
Morgan Stanley Senior Notes 1.51% due 07/20/2027	140,000	139,271
Morgan Stanley Senior Notes 1.59% due 05/04/2027	690,000	691,523
Morgan Stanley Senior Notes 1.79% due 02/13/2032	1,575,000	1,498,239
Morgan Stanley Senior Notes 1.93% due 04/28/2032	830,000	795,044
Morgan Stanley Senior Notes 2.24% due 07/21/2032	700,000	688,461
Morgan Stanley Sub. Notes 2.48% due 09/16/2036	20,000	19,559
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 2.70% due 01/22/2031	$820,000	$845,397
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,445,000	1,559,381
Morgan Stanley Senior Notes 3.22% due 04/22/2042	112,000	116,913
Morgan Stanley Senior Notes 3.63% due 01/20/2027	402,000	443,118
Morgan Stanley Senior Notes 3.70% due 10/23/2024	205,000	222,332
Morgan Stanley Senior Notes 3.88% due 01/27/2026	860,000	951,641
Morgan Stanley Senior Notes 4.00% due 07/23/2025	540,000	594,710
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	29,000	33,150
		43,497,817
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	215,000	238,782
General Electric Co. Senior Notes 4.35% due 05/01/2050	149,000	179,486
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	113,000	120,313
		538,581
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	370,000	436,112
E-Commerce/Services — 0.1%
Expedia Group, Inc. Company Guar. Notes 2.95% due 03/15/2031	152,000	153,434
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	938,000	977,865
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	55,000	57,049
		1,188,348
Electric Products-Misc. — 0.0%
Emerson Electric Co. Senior Notes 0.88% due 10/15/2026	120,000	117,762

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Distribution — 0.3%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	$465,000	$513,174
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	240,000	281,306
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	393,000	414,913
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	75,000	79,515
Oglethorpe Power Corp. 1st Mtg. Bonds 3.75% due 08/01/2050	95,000	100,737
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	360,000	444,217
Sempra Energy Senior Notes 3.40% due 02/01/2028	820,000	883,695
Sempra Energy Senior Notes 3.80% due 02/01/2038	355,000	392,181
		3,109,738
Electric-Generation — 0.0%
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	79,000	76,350
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	65,000	67,762
Vistra Operations Co., LLC Company Guar. Notes 5.00% due 07/31/2027*	130,000	134,225
		278,337
Electric-Integrated — 2.1%
AES Corp. Senior Notes 2.45% due 01/15/2031	158,000	155,648
AES Corp. Senior Notes 3.30% due 07/15/2025*	530,000	562,977
Alabama Power Co. Senior Notes 3.45% due 10/01/2049	595,000	640,739
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	445,000	520,493
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050	124,000	134,639
Security Description	Principal Amount(15)	Value (Note 2)
Electric-Integrated (continued)
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	$298,000	$317,276
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	555,000	567,986
Cleco Corporate Holdings LLC Senior Notes 4.97% due 05/01/2046	35,000	42,659
Consolidated Edison Co. of New York, Inc. Senior Notes 3.60% due 06/15/2061	216,000	225,036
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	28,000	31,874
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	240,000	299,567
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	237,000	279,166
Duke Energy Carolinas LLC 1st Mtg. Notes 3.45% due 04/15/2051	200,000	215,593
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	91,252
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	55,522
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	10,000	13,657
Duke Energy Corp. Senior Notes 2.55% due 06/15/2031	1,405,000	1,421,922
Duke Energy Indiana LLC 1st Mtg. Notes 2.75% due 04/01/2050	675,000	643,901
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	135,000	170,649
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	1,057,908
Duquesne Light Holdings, Inc. Senior Notes 2.78% due 01/07/2032*	460,000	459,016
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	126,000	148,370
Entergy Mississippi LLC 1st Mtg. Notes 3.50% due 06/01/2051	52,000	56,646

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	$144,000	$169,096
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	925,000	970,547
Exelon Corp. Senior Notes 4.70% due 04/15/2050	70,000	88,250
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	100,000	98,895
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	345,000	332,925
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	145,000	139,397
FirstEnergy Corp. Senior Notes 5.35% due 07/15/2047	20,000	24,385
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	205,000	280,043
Georgia Power Co. Senior Notes 3.25% due 03/15/2051	130,000	130,525
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	505,000	587,554
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	195,000	236,226
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	93,000	100,915
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	890,000	950,563
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	497,000	508,504
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	430,000	448,919
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	240,000	268,639
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.50% due 07/01/2040	40,000	40,755
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	230,000	224,339
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	1,585,000	1,506,031
Security Description	Principal Amount(15)	Value (Note 2)
Electric-Integrated (continued)
Pacific Gas & Electric Co. 1st Mtg. Notes 3.95% due 12/01/2047	$105,000	$100,715
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	115,000	113,196
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.95% due 07/01/2050	320,000	339,040
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	122,000	143,273
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	208,000	200,842
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	153,000	170,172
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	106,000	127,749
Public Service Co. of Oklahoma Senior Notes 2.20% due 08/15/2031	112,000	110,341
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	1,800,000	1,921,460
Sierra Pacific Power Co. General Refunding Mtg. 2.60% due 05/01/2026	115,000	121,435
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	170,000	243,320
Southern California Edison Co. 1st Mtg. Bonds 1.10% due 04/01/2024	301,000	302,430
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	55,000	57,012
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	210,000	214,799
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	374,000	400,180
Southern Co. Senior Notes 3.70% due 04/30/2030	200,000	219,400
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	82,000	76,055
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	120,000	128,134
		20,208,557

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	$605,000	$634,267
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	160,000	199,310
		833,577
Electronic Components-Semiconductors — 0.9%
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	1,371,000	1,364,760
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	420,000	435,276
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	1,271,000	1,310,811
Broadcom, Inc. Company Guar. Notes 3.50% due 02/15/2041*	143,000	141,471
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	121,000	133,993
Intel Corp. Senior Notes 2.45% due 11/15/2029	405,000	421,984
Intel Corp. Senior Bonds 2.80% due 08/12/2041	485,000	482,416
Intel Corp. Senior Bonds 3.05% due 08/12/2051	265,000	264,330
Intel Corp. Senior Notes 3.10% due 02/15/2060	570,000	559,102
Marvell Technology, Inc. Company Guar. Notes 2.45% due 04/15/2028*	845,000	860,136
Marvell Technology, Inc. Company Guar. Notes 2.95% due 04/15/2031*	650,000	667,385
Microchip Technology, Inc. 2.67% due 09/01/2023	1,265,000	1,311,443
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	615,000	680,643
		8,633,750
Electronic Measurement Instruments — 0.0%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	16,000	17,698
Vontier Corp. Company Guar. Notes 2.95% due 04/01/2031*	266,000	264,327
		282,025
Security Description	Principal Amount(15)	Value (Note 2)
Electronic Parts Distribution — 0.0%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	$85,000	$87,899
Enterprise Software/Service — 0.6%
Clarivate Science Holdings Corp. Senior Sec. Notes 3.88% due 07/01/2028*	15,000	15,000
Clarivate Science Holdings Corp. Senior Notes 4.88% due 07/01/2029*	51,000	51,140
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	70,000	71,645
Oracle Corp. Senior Notes 2.30% due 03/25/2028	1,274,000	1,301,809
Oracle Corp. Senior Notes 2.88% due 03/25/2031	1,150,000	1,184,325
Oracle Corp. Senior Notes 3.60% due 04/01/2040	805,000	833,159
Oracle Corp. Senior Notes 3.80% due 11/15/2037	228,000	245,610
Oracle Corp. Senior Notes 3.85% due 04/01/2060	1,115,000	1,129,928
Oracle Corp. Senior Notes 3.95% due 03/25/2051	350,000	370,890
Oracle Corp. Senior Notes 4.10% due 03/25/2061	508,000	539,544
		5,743,050
Finance-Auto Loans — 0.0%
Cobra AcquisitionCo LLC Company Guar. Notes 6.38% due 11/01/2029*	86,000	86,000
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	104,000	108,680
		194,680
Finance-Commercial — 0.1%
Burford Capital Global Finance LLC Company Guar. Notes 6.25% due 04/15/2028*	30,000	31,795
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030	665,000	771,768
		803,563
Finance-Consumer Loans — 0.1%
Curo Group Holdings Corp. Senior Sec. Notes 7.50% due 08/01/2028*	85,000	85,869

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans (continued)
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	$28,000	$28,560
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	51,000	52,619
LFS Topco LLC Company Guar. Notes 5.88% due 10/15/2026*	67,000	69,010
Synchrony Financial Senior Notes 4.50% due 07/23/2025	495,000	546,423
		782,481
Finance-Credit Card — 0.2%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	85,000	87,062
American Express Co. Senior Notes 3.40% due 02/22/2024	107,000	113,858
American Express Co. Senior Notes 4.20% due 11/06/2025	87,000	97,927
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	830,000	888,331
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	164,000	170,431
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	395,000	406,782
Visa, Inc. Senior Notes 0.75% due 08/15/2027	50,000	48,647
		1,813,038
Finance-Investment Banker/Broker — 0.0%
Aretec Escrow Issuer, Inc. Senior Notes 7.50% due 04/01/2029*	100,000	103,000
LPL Holdings, Inc. Company Guar. Notes 4.00% due 03/15/2029*	59,000	60,599
		163,599
Finance-Leasing Companies — 0.1%
BOC Aviation USA Corp. Company Guar. Notes 1.63% due 04/29/2024*	970,000	977,405
Finance-Mortgage Loan/Banker — 0.0%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	104,000	113,544
Security Description	Principal Amount(15)	Value (Note 2)
Finance-Mortgage Loan/Banker (continued)
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	$48,000	$48,913
		162,457
Financial Guarantee Insurance — 0.0%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	42,000	47,939
Food-Meat Products — 0.1%
Hormel Foods Corp. Senior Notes 0.65% due 06/03/2024	134,000	134,126
NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026*	675,000	718,200
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	96,000	104,906
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	83,000	95,223
		1,052,455
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	290,000	314,339
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	100,000	132,492
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	141,000	183,520
Kellogg Co. Senior Notes 3.40% due 11/15/2027	495,000	540,756
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049	29,000	35,292
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	184,000	200,399
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	80,000	79,050
		1,485,848
Food-Retail — 0.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	55,000	57,697

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Retail (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	$45,000	$47,925
		105,622
Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Company Guar. Notes 5.00% due 12/15/2028*	75,000	70,892
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	82,000	85,854
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	216,000	256,094
Sysco Corp. Company Guar. Notes 4.50% due 04/01/2046	120,000	143,641
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	30,000	38,124
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	46,000	72,205
		666,810
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	560,000	559,300
Service Corp. International Senior Notes 5.13% due 06/01/2029	724,000	787,097
		1,346,397
Gambling (Non-Hotel) — 0.0%
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. Company Guar. Notes 5.63% due 09/01/2029*	47,000	47,470
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. Company Guar. Notes 5.88% due 09/01/2031*	47,000	47,477
		94,947
Gas-Distribution — 0.2%
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	615,000	643,842
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	525,000	575,036
Security Description	Principal Amount(15)	Value (Note 2)
Gas-Distribution (continued)
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	$700,000	$767,723
		1,986,601
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	1,175,000	1,219,062
Hotels/Motels — 0.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Senior Notes 5.00% due 06/01/2029*	115,000	117,300
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	35,000	36,288
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	207,000	209,410
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	252,000	287,617
Travel & Leisure Co. Senior Sec. Notes 6.00% due 04/01/2027	75,000	83,117
		733,732
Human Resources — 0.0%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	55,000	57,063
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	80,000	76,755
TriNet Group, Inc. Company Guar. Notes 3.50% due 03/01/2029*	80,000	80,200
		214,018
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	48,000	46,200
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	33,000	33,000
Clearway Energy Operating LLC Company Guar. Notes 3.75% due 01/15/2032*	22,000	21,972
Clearway Energy Operating LLC Company Guar. Notes 5.00% due 09/15/2026	70,000	71,841
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	635,000	645,326

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	$585,000	$593,216
NRG Energy, Inc. Company Guar. Notes 3.38% due 02/15/2029*	25,000	24,673
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	75,000	73,669
		1,509,897
Industrial Gases — 0.0%
Air Products & Chemicals, Inc. Senior Notes 1.50% due 10/15/2025	120,000	122,134
Insurance Brokers — 0.3%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	815,000	831,634
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	365,000	392,485
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	525,000	558,522
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	435,000	547,045
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	660,000	704,005
		3,033,691
Insurance-Life/Health — 0.7%
Americo Life, Inc. Senior Notes 3.45% due 04/15/2031*	86,000	86,521
Athene Global Funding Sec. Notes 1.00% due 04/16/2024*	184,000	184,612
Athene Global Funding Sec. Notes 2.65% due 10/04/2031*	890,000	889,897
Athene Global Funding Sec. Notes 2.67% due 06/07/2031*	157,000	158,080
Brighthouse Financial Global Funding Senior Sec. Notes 0.60% due 06/28/2023*	142,000	142,090
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	1,875,000	2,261,294
Equitable Financial Life Global Funding Sec. Notes 0.50% due 04/06/2023*	231,000	231,242
Security Description	Principal Amount(15)	Value (Note 2)
Insurance-Life/Health (continued)
Equitable Financial Life Global Funding Sec. Notes 1.30% due 07/12/2026*	$145,000	$143,645
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	1,225,000	1,216,074
F&G Global Funding Senior Sec. Notes 0.90% due 09/20/2024*	125,000	124,751
Ohio National Financial Services, Inc. Senior Notes 5.80% due 01/24/2030*	200,000	228,717
Penn Mutual Life Insurance Co. Sub. Notes 3.80% due 04/29/2061*	57,000	59,127
Principal Life Global Funding II Sec. Notes 0.50% due 01/08/2024*	128,000	127,817
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	288,000	292,171
SBL Holdings, Inc. Senior Notes 5.00% due 02/18/2031*	101,000	107,646
Security Benefit Global Funding Sec. Notes 1.25% due 05/17/2024*	81,000	81,531
Unum Group Senior Notes 4.13% due 06/15/2051	135,000	136,343
Unum Group Senior Notes 4.50% due 12/15/2049	495,000	528,797
Voya Financial, Inc. Company Guar. Notes 4.80% due 06/15/2046	15,000	18,891
Western & Southern Life Insurance Co. Sub. Notes 3.75% due 04/28/2061*	59,000	63,476
		7,082,722
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	183,000	196,409
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	210,924
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	1,390,000	1,434,466

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual (continued)
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	$80,000	$89,417
		1,931,216
Insurance-Property/Casualty — 0.0%
Old Republic International Corp. Senior Notes 3.85% due 06/11/2051	107,000	115,324
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	745,000	756,875
Investment Management/Advisor Services — 0.0%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	75,000	78,637
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	130,000	131,644
NFP Corp. Senior Sec. Notes 4.88% due 08/15/2028*	69,000	69,863
		280,144
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023	185,000	186,115
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	233,000	250,035
John Deere Capital Corp. Senior Notes 0.63% due 09/10/2024	91,000	91,028
		341,063
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	635,000	651,237
Medical Instruments — 0.3%
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	535,000	564,547
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	560,000	590,957
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	425,000	435,765
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	1,470,000	1,616,670
		3,207,939
Security Description	Principal Amount(15)	Value (Note 2)
Medical Labs & Testing Services — 0.0%
Catalent Pharma Solutions, Inc. Company Guar. Notes 3.13% due 02/15/2029*	$10,000	$9,820
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	38,000	39,472
		49,292
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.80% due 08/15/2041	218,000	207,504
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	24,000	24,446
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	1,400,000	1,342,712
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	565,000	603,609
		2,178,271
Medical-Drugs — 0.9%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	850,000	910,307
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	1,080,000	1,163,608
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	109,000	124,652
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	236,000	279,939
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	305,000	366,597
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	1,490,000	1,496,428
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	860,000	950,335
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	952,000	943,004
Bristol-Myers Squibb Co. Senior Notes 1.45% due 11/13/2030	735,000	704,040
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	170,000	159,200
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	117,000	122,809

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	$1,065,000	$1,162,529
Organon Finance 1 LLC Senior Notes 5.13% due 04/30/2031*	200,000	210,070
		8,593,518
Medical-Generic Drugs — 0.0%
Viatris, Inc. Company Guar. Notes 3.85% due 06/22/2040*	94,000	100,618
Viatris, Inc. Company Guar. Notes 4.00% due 06/22/2050*	252,000	267,225
		367,843
Medical-HMO — 0.4%
Centene Corp. Senior Notes 4.63% due 12/15/2029	870,000	948,300
Humana, Inc. Senior Notes 1.35% due 02/03/2027	70,000	69,027
Humana, Inc. Senior Notes 2.15% due 02/03/2032	390,000	380,495
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	195,000	196,863
Kaiser Foundation Hospitals Notes 3.00% due 06/01/2051	430,000	438,262
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	157,000	157,952
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	645,000	645,767
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	565,000	625,072
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	107,000	117,817
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	194,000	253,224
		3,832,779
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	17,000	17,701
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	68,000	71,482
Security Description	Principal Amount(15)	Value (Note 2)
Medical-Hospitals (continued)
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	$35,000	$36,650
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	295,000	316,868
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	135,000	143,018
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	115,000	114,086
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	66,000	65,657
Sutter Health Notes 3.36% due 08/15/2050	340,000	358,738
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	31,000	31,465
		1,155,665
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	170,000	197,730
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	36,000	37,305
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	48,000	52,147
		89,452
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 2.63% due 09/23/2031*	194,000	189,755
Multimedia — 0.1%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	403,000	461,368
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	225,000	257,067
		718,435
Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	105,000	103,628
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	541,000	554,525

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Office Automation & Equipment (continued)
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	$405,000	$419,681
		974,206
Oil Companies-Exploration & Production — 0.4%
Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	55,000	57,923
Apache Corp. Senior Notes 4.38% due 10/15/2028	59,000	63,794
Apache Corp. Senior Notes 4.75% due 04/15/2043	45,000	48,723
Apache Corp. Senior Notes 5.35% due 07/01/2049	114,000	126,620
California Resources Corp. Company Guar. Notes 7.13% due 02/01/2026*	125,000	131,913
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	96,000	102,567
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051	107,000	121,086
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	40,000	42,100
Hess Corp. Senior Notes 6.00% due 01/15/2040	254,000	326,917
Hess Corp. Senior Notes 7.13% due 03/15/2033	179,000	241,782
Hess Corp. Senior Notes 7.30% due 08/15/2031	875,000	1,182,407
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	32,000	32,880
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	67,000	68,843
Independence Energy Finance LLC Senior Notes 7.25% due 05/01/2026*	100,000	102,971
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	158,000	209,456
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	92,000	120,077
Security Description	Principal Amount(15)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	$68,000	$71,230
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	48,000	53,796
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	36,000	43,200
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	74,000	86,580
Rockcliff Energy II LLC Senior Notes 5.50% due 10/15/2029*	43,000	43,645
Southwestern Energy Co. Company Guar. Notes 5.38% due 02/01/2029*	77,000	82,375
Southwestern Energy Co. Company Guar. Notes 5.38% due 03/15/2030	46,000	49,660
		3,410,545
Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	189,000	174,320
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	850,000	805,119
BP Capital Markets America, Inc. Company Guar. Notes 3.06% due 06/17/2041	180,000	181,356
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	444,000	440,030
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	355,000	390,887
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	740,000	823,754
Chevron Corp. Senior Notes 1.55% due 05/11/2025	165,000	168,644
Chevron USA, Inc. Company Guar. Notes 4.20% due 10/15/2049	72,000	87,472
Chevron USA, Inc. Company Guar. Notes 5.25% due 11/15/2043	102,000	137,983
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	670,000	793,863
Exxon Mobil Corp. Senior Notes 4.33% due 03/19/2050	90,000	109,980

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Murphy Oil Corp. Senior Notes 6.38% due 07/15/2028	$65,000	$68,738
		4,182,146
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	745,000	831,337
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	94,000	59,988
		891,325
Oil-Field Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	67,000	70,350
Halliburton Co. Senior Notes 4.75% due 08/01/2043	70,000	80,003
Halliburton Co. Senior Notes 4.85% due 11/15/2035	528,000	621,866
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	75,000	82,610
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	82,000	85,379
		940,208
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	80,000	82,200
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	319,000	334,896
Georgia-Pacific LLC Senior Notes 0.95% due 05/15/2026*	471,000	464,754
Sylvamo Corp. Company Guar. Notes 7.00% due 09/01/2029*	100,000	102,312
		984,162
Pharmacy Services — 0.4%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	1,705,000	1,700,650
Cigna Corp. Senior Notes 3.40% due 03/15/2051	68,000	69,995
Security Description	Principal Amount(15)	Value (Note 2)
Pharmacy Services (continued)
CVS Health Corp. Senior Notes 4.13% due 04/01/2040	$250,000	$285,955
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	207,000	252,496
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	875,000	1,125,365
		3,434,461
Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	83,000	86,216
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	80,000	81,200
Cheniere Energy Partners LP Company Guar. Notes 3.25% due 01/31/2032*	64,000	64,211
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	42,000	47,827
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	19,000	24,510
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	23,000	23,323
DT Midstream, Inc. Company Guar. Notes 4.38% due 06/15/2031*	50,000	51,500
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	115,000	129,084
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	1,422,000	1,805,954
Energy Transfer Operating LP Senior Notes 4.90% due 03/15/2035	171,000	195,738
Energy Transfer Operating LP Senior Notes 4.95% due 06/15/2028	510,000	584,699
Energy Transfer Operating LP Senior Notes 6.00% due 06/15/2048	330,000	417,920
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	41,000	37,413
Enterprise Products Operating LLC Company Guar. Notes 3.30% due 02/15/2053	190,000	185,480

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051	$56,000	$59,092
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	269,000	303,894
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	270,000	339,299
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	109,000	108,727
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	25,000	24,938
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027	94,000	95,429
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	179,000	182,403
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	107,000	112,747
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	98,000	104,385
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	109,000	110,526
ITT Holdings LLC Senior Notes 6.50% due 08/01/2029*	105,000	105,919
MPLX LP Senior Notes 1.75% due 03/01/2026	290,000	291,666
MPLX LP Senior Notes 5.20% due 03/01/2047	115,000	139,456
MPLX LP Senior Notes 5.20% due 12/01/2047	155,000	188,090
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	125,000	127,344
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	405,000	414,676
Security Description	Principal Amount(15)	Value (Note 2)
Pipelines (continued)
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	$76,000	$83,600
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	194,000	259,911
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	55,000	56,364
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 6.65% due 01/15/2037	143,000	187,404
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026	405,000	476,464
Sunoco Logistics Partners Operations LP Senior Notes 4.00% due 10/01/2027	90,000	99,224
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	35,000	40,740
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031	62,000	66,882
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026	71,000	79,441
Venture Global Calcasieu Pass LLC Senior Sec. Notes 3.88% due 08/15/2029*	98,000	100,945
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	190,000	249,784
		8,144,425
Poultry — 0.0%
Pilgrim's Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	80,000	85,060
Simmons Foods, Inc. Sec. Notes 4.63% due 03/01/2029*	53,000	53,398
		138,458
Printing-Commercial — 0.0%
Deluxe Corp. Company Guar. Notes 8.00% due 06/01/2029*	90,000	94,050
Protection/Safety — 0.0%
APX Group, Inc. Company Guar. Notes 5.75% due 07/15/2029*	85,000	83,840

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Protection/Safety (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	$75,000	$81,132
		164,972
Real Estate Investment Trusts — 0.7%
American Tower Corp. Senior Notes 1.45% due 09/15/2026	320,000	318,016
American Tower Corp. Senior Notes 1.50% due 01/31/2028	120,000	116,138
American Tower Corp. Senior Notes 2.40% due 03/15/2025	605,000	629,014
Boston Properties LP Senior Notes 2.55% due 04/01/2032	59,000	58,841
Brixmor Operating Partnership LP Senior Notes 2.50% due 08/16/2031	46,000	45,268
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	182,000	196,211
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 3.88% due 06/30/2028*	41,000	42,640
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	295,000	293,991
Equinix, Inc. Senior Notes 2.50% due 05/15/2031	80,000	80,452
Federal Realty Investment Trust Senior Notes 1.25% due 02/15/2026	82,000	81,262
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2030	315,000	338,253
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	665,000	717,542
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	575,000	672,268
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	185,000	217,051
Security Description	Principal Amount(15)	Value (Note 2)
Real Estate Investment Trusts (continued)
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.38% due 06/15/2026*	$70,000	$71,050
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	31,000	32,395
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	55,000	52,290
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	258,000	267,732
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	100,000	99,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.75% due 06/15/2029*	30,000	29,850
Lexington Realty Trust Company Guar. Notes 2.38% due 10/01/2031	99,000	95,873
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031	33,000	33,660
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	55,000	57,956
National Health Investors, Inc. Company Guar. Notes 3.00% due 02/01/2031	76,000	73,805
Office Properties Income Trust 3.45% due 10/15/2031	73,000	71,328
Omega Healthcare Investors, Inc. Company Guar. Notes 3.25% due 04/15/2033	206,000	203,871
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	107,000	108,828
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 5.88% due 10/01/2028*	9,000	9,496
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	35,000	35,936
Rexford Industrial Realty LP Company Guar. Notes 2.15% due 09/01/2031	70,000	67,377

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	$550,000	$569,519
Service Properties Trust Senior Notes 3.95% due 01/15/2028	8,000	7,540
Service Properties Trust Senior Notes 4.75% due 10/01/2026	19,000	18,810
Service Properties Trust Senior Notes 4.95% due 10/01/2029	20,000	19,500
Service Properties Trust Senior Notes 5.25% due 02/15/2026	41,000	41,308
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	7,000	7,456
Starwood Property Trust, Inc. Senior Notes 3.63% due 07/15/2026*	20,000	20,075
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	105,000	110,512
Starwood Property Trust, Inc. Senior Notes 5.50% due 11/01/2023*	14,000	14,686
Tanger Properties LP Senior Notes 2.75% due 09/01/2031	70,000	67,633
VEREIT Operating Partnership LP Company Guar. Notes 2.20% due 06/15/2028	45,000	45,514
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	50,000	51,875
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	165,000	178,295
Vornado Realty LP Senior Notes 2.15% due 06/01/2026	64,000	64,976
		6,335,093
Real Estate Management/Services — 0.0%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	60,000	65,100
Real Estate Operations & Development — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 03/01/2029	45,000	45,788
Security Description	Principal Amount(15)	Value (Note 2)
Real Estate Operations & Development (continued)
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 02/01/2030	$65,000	$66,137
		111,925
Recreational Vehicles — 0.0%
Brunswick Corp. Senior Notes 2.40% due 08/18/2031	126,000	121,680
Recycling — 0.0%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	81,000	83,936
Rental Auto/Equipment — 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	85,000	81,175
Ashtead Capital, Inc. Company Guar. Notes 4.38% due 08/15/2027*	1,000,000	1,047,980
		1,129,155
Research & Development — 0.0%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	52,000	55,970
Resorts/Theme Parks — 0.0%
SeaWorld Parks & Entertainment, Inc. Company Guar. Notes 5.25% due 08/15/2029*	90,000	91,953
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	65,000	69,803
		161,756
Retail-Apparel/Shoe — 0.0%
Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	40,000	40,050
Gap, Inc. Company Guar. Notes 3.88% due 10/01/2031*	20,000	20,025
		60,075
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	360,000	390,065
Retail-Automobile — 0.0%
Carvana Co. Company Guar. Notes 4.88% due 09/01/2029*	30,000	29,738
Carvana Co. Company Guar. Notes 5.50% due 04/15/2027*	66,000	67,366
		97,104

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Building Products — 0.2%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	$880,000	$951,531
Lowe's Cos., Inc. Senior Notes 1.70% due 10/15/2030	850,000	811,733
Park River Holdings, Inc. Senior Notes 6.75% due 08/01/2029*	86,000	86,215
		1,849,479
Retail-Major Department Stores — 0.0%
Nordstrom, Inc. Senior Notes 2.30% due 04/08/2024	53,000	53,003
Nordstrom, Inc. Senior Notes 5.00% due 01/15/2044	111,000	108,823
		161,826
Retail-Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	368,000	381,800
Retail-Petroleum Products — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 3.75% due 02/15/2031*	15,000	15,094
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	60,000	63,525
		78,619
Retail-Regional Department Stores — 0.1%
Kohl's Corp. Senior Notes 3.38% due 05/01/2031	79,000	81,369
Kohl's Corp. Senior Notes 5.55% due 07/17/2045	321,000	383,646
		465,015
Retail-Restaurants — 0.2%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	43,000	45,526
Carrols Restaurant Group, Inc. Company Guar. Notes 5.88% due 07/01/2029*	110,000	103,537
CEC Entertainment LLC Senior Sec. Notes 6.75% due 05/01/2026*	85,000	85,213
Dave & Buster's, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	72,000	77,037
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	832,000	905,001
Security Description	Principal Amount(15)	Value (Note 2)
Retail-Restaurants (continued)
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	$150,000	$178,397
		1,394,711
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	75,000	85,277
Savings & Loans/Thrifts — 0.0%
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	293,000	315,513
Schools — 0.1%
Howard University Notes 2.29% due 10/01/2026	100,000	101,417
Howard University Notes 2.70% due 10/01/2029	250,000	253,464
Howard University Notes 2.80% due 10/01/2030	100,000	102,157
Howard University Notes 2.90% due 10/01/2031	100,000	103,418
Howard University Notes 3.48% due 10/01/2041	95,000	98,694
		659,150
Security Services — 0.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 6.00% due 06/01/2029*	200,000	197,358
Brink's Co. Company Guar. Notes 4.63% due 10/15/2027*	45,000	46,733
Brink's Co. Company Guar. Notes 5.50% due 07/15/2025*	29,000	30,305
		274,396
Steel-Producers — 0.0%
Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*	22,000	22,509
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	44,000	46,915
Cliffs Natural Resources, Inc. Senior Notes 6.25% due 10/01/2040	49,000	53,165
Commercial Metals Co. Senior Notes 3.88% due 02/15/2031	62,000	62,343
		184,932

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 4.88% due 10/01/2029	$18,000	$18,068
Allegheny Technologies, Inc. Senior Notes 5.13% due 10/01/2031	53,000	53,408
		71,476
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	185,000	250,358
Telecom Services — 0.0%
Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*	55,000	57,750
Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	1,835,000	1,751,014
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	39,000	38,345
AT&T, Inc. Senior Notes 3.65% due 09/15/2059	1,152,000	1,137,192
AT&T, Inc. Senior Notes 3.80% due 12/01/2057	617,000	630,824
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	305,000	349,417
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	301,000	351,867
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	116,000	140,269
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	344,000	416,843
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	61,000	63,287
Lumen Technologies, Inc. Senior Notes 5.38% due 06/15/2029*	110,000	111,650
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030	142,000	134,877
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	220,000	206,256
Verizon Communications, Inc. Senior Bonds 2.85% due 09/03/2041	440,000	428,474
Security Description	Principal Amount(15)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	$1,323,000	$1,228,443
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	365,000	380,395
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	486,000	509,740
Verizon Communications, Inc. Senior Notes 3.70% due 03/22/2061	181,000	190,545
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	69,000	80,929
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	62,000	73,324
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	1,425,000	1,694,539
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	1,115,000	1,380,597
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	56,000	56,772
		11,355,599
Television — 0.0%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	102,000	119,085
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	85,000	83,531
		202,616
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 3.70% due 02/04/2051	525,000	495,872
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	360,000	357,002
BAT Capital Corp. Company Guar. Notes 2.73% due 03/25/2031	305,000	300,009
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	1,730,000	1,819,095
		2,971,978
Transactional Software — 0.2%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	1,523,000	1,530,615

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Air Freight — 0.0%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	$75,000	$77,550
Transport-Equipment & Leasing — 0.1%
DAE Funding LLC Company Guar. Notes 1.55% due 08/01/2024*	845,000	837,277
GATX Corp. Senior Notes 4.35% due 02/15/2024	203,000	218,883
		1,056,160
Transport-Rail — 0.2%
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	70,000	86,583
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	99,000	115,891
Union Pacific Corp. Senior Notes 2.38% due 05/20/2031	1,095,000	1,120,337
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062	450,000	432,552
Union Pacific Corp. Senior Notes 3.84% due 03/20/2060	80,000	91,488
		1,846,851
Transport-Services — 0.0%
FedEx Corp. Pass Through Trust Senior Sec. Notes Series 2020-1, Class AA 1.88% due 08/20/2035	161,856	159,769
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	88,000	96,358
		256,127
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	845,000	886,938
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	176,000	191,023
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	655,000	715,648
		1,793,609
Security Description	Principal Amount(15)	Value (Note 2)
Vitamins & Nutrition Products — 0.0%
HLF Financing Sarl LLC/Herbalife International, Inc. Company Guar. Notes 4.88% due 06/01/2029*	$100,000	$100,000
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	230,000	271,010
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	76,000	77,801
		348,811
Total U.S. Corporate Bonds & Notes (cost $248,877,813)		260,266,523
FOREIGN CORPORATE BONDS & NOTES — 5.4%
Agricultural Chemicals — 0.0%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	150,000	155,250
Agricultural Operations — 0.1%
Kernel Holding SA Senior Notes 6.50% due 10/17/2024	540,000	570,056
Viterra Finance BV Company Guar. Notes 3.20% due 04/21/2031*	200,000	202,934
		772,990
Airlines — 0.0%
Air Canada Senior Sec. Notes 3.88% due 08/15/2026*	85,000	85,718
Airport Development/Maintenance — 0.1%
International Airport Finance SA Senior Sec. Notes 12.00% due 03/15/2033*	938,985	1,016,452
Auto-Cars/Light Trucks — 0.0%
Kia Corp. Senior Notes 1.00% due 04/16/2024*	99,000	99,018
Banks-Commercial — 0.4%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	154,000	172,126
Bangkok Bank PCL Sub. Notes 2.95% due 09/23/2036*	775,000	765,070
Bank of Montreal Senior Notes 2.05% due 11/01/2022	173,000	176,349
Canadian Imperial Bank of Commerce Senior Notes 0.50% due 12/14/2023	119,000	118,857

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Canadian Imperial Bank of Commerce Senior Notes 0.95% due 10/23/2025	$85,000	$84,296
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	207,000	214,954
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*	286,000	282,039
Danske Bank A/S Senior Notes 0.98% due 09/10/2025*	200,000	199,762
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	200,000	197,600
ING Groep NV Senior Notes 1.40% due 07/01/2026*	261,000	261,571
Intesa Sanpaolo SpA Sub. Notes 4.95% due 06/01/2042*	215,000	222,400
National Bank of Canada Company Guar. Notes 0.55% due 11/15/2024	250,000	249,480
Standard Chartered PLC Sub. Notes 3.27% due 02/18/2036*	200,000	198,205
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 0.85% due 03/25/2024*	339,000	339,778
		3,482,487
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*	7,000	7,153
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	56,000	58,520
		65,673
Cable/Satellite TV — 0.0%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	200,000	190,647
Casino Hotels — 0.0%
Melco Resorts Finance, Ltd. Senior Notes 5.38% due 12/04/2029*	17,000	17,281
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*	200,000	188,000
		205,281
Security Description	Principal Amount(15)	Value (Note 2)
Cellular Telecom — 0.3%
Altice France SA Senior Sec. Notes 5.50% due 10/15/2029*	$200,000	$197,977
Altice France SA Senior Sec. Notes 7.38% due 05/01/2026*	200,000	207,542
Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*	209,000	219,400
Empresa Nacional de Telecomunicaciones SA Senior Notes 3.05% due 09/14/2032*	150,000	147,375
Telefonica Celular del Paraguay SA Senior Notes 5.88% due 04/15/2027*	735,000	769,912
VEON Holdings BV Senior Notes 3.38% due 11/25/2027*	415,000	420,486
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	93,000	115,856
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	76,000	98,407
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	650,000	888,044
		3,064,999
Chemicals-Diversified — 0.0%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	202,000	214,675
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	39,000	39,293
		253,968
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 5.13% due 10/15/2027	58,000	62,713
Coffee — 0.0%
JDE Peet's NV Company Guar. Notes 2.25% due 09/24/2031*	150,000	146,761
Containers-Paper/Plastic — 0.0%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	70,000	73,589
Cruise Lines — 0.1%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	95,000	98,087

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cruise Lines (continued)
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	$16,000	$17,080
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	105,000	99,749
NCL Corp., Ltd. Company Guar. Notes 5.88% due 03/15/2026*	26,000	26,650
Royal Caribbean Cruises, Ltd. Senior Notes 4.25% due 07/01/2026*	93,000	91,098
Royal Caribbean Cruises, Ltd. Senior Notes 5.50% due 04/01/2028*	18,000	18,411
Viking Ocean Cruises Ship VII, Ltd. Senior Sec. Notes 5.63% due 02/15/2029*	11,000	10,959
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	70,000	69,069
		431,103
Diversified Banking Institutions — 1.2%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	200,000	210,327
Bank of Nova Scotia Senior Notes 0.40% due 09/15/2023	309,000	308,898
Barclays PLC Sub. Notes 3.56% due 09/23/2035	408,000	422,839
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	590,000	581,283
BNP Paribas SA Senior Notes 1.68% due 06/30/2027*	200,000	199,214
BNP Paribas SA Senior Notes 2.16% due 09/15/2029*	235,000	233,217
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	705,000	723,253
BNP Paribas SA Senior Notes 2.87% due 04/19/2032*	223,000	227,479
BNP Paribas SA Sub. Notes 4.38% due 03/01/2033*	200,000	219,093
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*	250,000	246,365
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Banking Institutions (continued)
Credit Agricole SA Sub. Notes 2.81% due 01/11/2041*	$250,000	$238,046
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	150,000	153,737
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	785,000	779,370
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	200,000	220,547
HSBC Holdings PLC Senior Notes 4.58% due 06/19/2029	1,725,000	1,956,913
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	1,560,000	1,720,926
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	975,000	1,044,214
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	206,000	213,089
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	332,000	347,416
Mizuho Financial Group, Inc. Sub. Notes 2.56% due 09/13/2031	248,000	243,844
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	200,000	200,045
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024	226,000	231,891
UBS Group AG Senior Notes 1.49% due 08/10/2027*	200,000	197,637
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	350,000	355,729
UniCredit SpA Senior Notes 3.13% due 06/03/2032*	200,000	202,419
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	340,000	374,741
		11,852,532
Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	857,000	1,026,510

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Power Finance Corp., Ltd. Senior Notes 3.95% due 04/23/2030*	$975,000	$996,050
		2,022,560
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	175,000	215,469
Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	200,000	198,444
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	335,000	374,289
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.50% due 09/15/2027*	79,000	83,539
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	238,000	319,235
		975,507
E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	465,000	497,800
Electric-Distribution — 0.1%
Zorlu Yenilenebilir Enerji AS Senior Sec. Notes 9.00% due 06/01/2026*	555,000	542,568
Electric-Generation — 0.0%
Inkia Energy, Ltd. Senior Notes 5.88% due 11/09/2027	200,000	208,180
Minejesa Capital BV Senior Sec. Notes 4.63% due 08/10/2030	200,000	205,672
		413,852
Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 1.38% due 07/12/2026*	775,000	770,244
Enel Finance International NV Company Guar. Notes 2.88% due 07/12/2041*	200,000	194,419
		964,663
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	49,000	55,487
Security Description	Principal Amount(15)	Value (Note 2)
Electronic Components-Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	$105,000	$111,905
		167,392
Energy-Alternate Sources — 0.1%
FS Luxembourg Sarl Senior Sec. Notes 10.00% due 12/15/2025*	200,000	220,252
Investment Energy Resources, Ltd. Senior Sec. Notes 6.25% due 04/26/2029*	200,000	216,000
		436,252
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	36,000	36,990
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	45,000	46,350
		83,340
Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 3.75% due 10/01/2030	208,000	213,404
Independent Power Producers — 0.0%
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029	185,000	192,844
Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 3.10% due 09/01/2031	125,000	122,620
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	244,000	276,953
		399,573
Internet Content-Information/News — 0.1%
Tencent Holdings, Ltd. Senior Notes 2.39% due 06/03/2030*	350,000	343,690
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	480,000	513,593
		857,283
Internet Financial Services — 0.0%
ION Trading Technologies SARL Senior Sec. Notes 5.75% due 05/15/2028*	200,000	203,925
Investment Companies — 0.1%
Temasek Financial I, Ltd. Company Guar. Notes 2.75% due 08/02/2061*	460,000	453,909

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Machinery-Construction & Mining — 0.0%
Weir Group PLC Senior Notes 2.20% due 05/13/2026*	$290,000	$292,756
Medical Products — 0.0%
STERIS PLC Company Guar. Notes 3.75% due 03/15/2051	154,000	165,808
Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	1,036,000	992,128
Royalty Pharma PLC Company Guar. Notes 2.20% due 09/02/2030	250,000	244,117
		1,236,245
Medical-Drugs — 0.2%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	465,989
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	130,000	140,215
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.03% due 07/09/2040	345,000	349,603
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	750,000	719,063
		1,674,870
Metal-Copper — 0.0%
Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	75,000	78,551
Metal-Iron — 0.1%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	75,000	81,460
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	565,000	585,956
		667,416
Networking Products — 0.1%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	725,000	795,687
Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc. Senior Bonds 2.95% due 01/15/2052	59,000	57,573
Security Description	Principal Amount(15)	Value (Note 2)
Oil Companies-Exploration & Production — 0.3%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	$175,000	$178,500
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	150,000	153,750
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	175,000	179,594
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	460,000	504,676
Lundin Energy Finance BV Company Guar. Notes 2.00% due 07/15/2026*	310,000	311,733
Lundin Energy Finance BV Company Guar. Notes 3.10% due 07/15/2031*	1,000,000	1,012,791
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	45,000	47,241
Santos Finance, Ltd. Company Guar. Notes 3.65% due 04/29/2031*	125,000	127,156
Strathcona Resources, Ltd. Senior Notes 6.88% due 08/01/2026*	85,000	84,204
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 3.25% due 08/15/2030	200,000	202,604
Tullow Oil PLC Company Guar. Notes 7.00% due 03/01/2025*	540,000	468,450
		3,270,699
Oil Companies-Integrated — 0.4%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	1,135,000	1,162,381
Petro-Canada Senior Notes 5.95% due 05/15/2035	69,000	89,551
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	34,000	28,904
Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027	34,000	35,955
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	25,000	26,403
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	84,000	79,542
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	34,000	29,653

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Qatar Petroleum Senior Notes 2.25% due 07/12/2031*	$1,055,000	$1,044,872
Qatar Petroleum Senior Notes 3.30% due 07/12/2051*	350,000	353,500
Saudi Arabian Oil Co. Senior Notes 1.63% due 11/24/2025*	200,000	200,010
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050	500,000	529,863
		3,580,634
Oil-Field Services — 0.0%
Weatherford International, Ltd. Senior Sec. Notes 6.50% due 09/15/2028*	46,000	47,380
Paper & Related Products — 0.1%
Inversiones CMPC SA Company Guar. Notes 3.00% due 04/06/2031*	200,000	198,530
Suzano Austria GmbH Company Guar. Notes 2.50% due 09/15/2028	126,000	122,510
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032	828,000	799,641
Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031	141,000	144,842
		1,265,523
Pipelines — 0.2%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	705,000	691,851
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.63% due 03/31/2036*	1,140,000	1,122,302
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.94% due 09/30/2040*	400,000	399,166
		2,213,319
Rental Auto/Equipment — 0.1%
Triton Container International, Ltd. Senior Sec. Notes 2.05% due 04/15/2026*	257,000	257,726
Triton Container International, Ltd. Senior Sec. Notes 3.15% due 06/15/2031*	200,000	201,647
		459,373
Retail-Petroleum Products — 0.0%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	200,000	204,500
Security Description	Principal Amount(15)		Value (Note 2)
Satellite Telecom — 0.0%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*		$200,000	$209,250
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*		41,000	37,720
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*		50,000	43,335
			290,305
Security Services — 0.0%
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*		23,000	23,000
Garda World Security Corp. Senior Notes 6.00% due 06/01/2029*		68,000	66,137
			89,137
Semiconductor Components-Integrated Circuits — 0.3%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*		695,000	738,987
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		1,292,000	1,409,048
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*		275,000	333,337
TSMC Global, Ltd. Company Guar. Notes 0.75% due 09/28/2025*		200,000	195,021
			2,676,393
Steel-Producers — 0.1%
Metinvest BV Company Guar. Notes 5.63% due 06/17/2025*	EUR	360,000	436,134
SupraNational Banks — 0.1%
African Development Bank Senior Notes 0.75% due 04/03/2023		171,000	172,254
Asian Infrastructure Investment Bank Senior Notes 0.50% due 10/30/2024		225,000	224,132
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025		230,000	236,197
Inter-American Development Bank Bonds 1.13% due 07/20/2028		277,000	272,331

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
SupraNational Banks (continued)
International Bank for Reconstruction & Development Senior Notes 0.75% due 11/24/2027	$248,000	$240,523
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	164,000	179,468
		1,324,905
Telecom Services — 0.1%
NTT Finance Corp. Company Guar. Notes 1.16% due 04/03/2026*	1,060,000	1,053,474
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 4.90% due 03/06/2048	150,000	179,550
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	225,000	280,227
		459,777
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Company Guar. Notes 6.13% due 09/15/2115	59,000	88,479
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	31,000	33,248
Total Foreign Corporate Bonds & Notes (cost $51,928,235)		53,061,708
U.S. GOVERNMENT AGENCIES — 26.8%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000	1,020,466
Federal Home Loan Mtg. Corp. — 1.9%
1.68% (6 ML+1.49%) due 02/01/2037 FRS	8,430	8,753
2.00% due 09/01/2051	1,594,329	1,598,763
2.19% (12 ML+1.88%) due 11/01/2037 FRS	90,097	95,742
2.38% due 01/13/2022	1,097,000	1,104,182
2.50% due 01/01/2028	58,280	61,188
2.50% due 04/01/2028	194,269	203,889
2.50% due 03/01/2031	108,819	113,898
2.50% due 10/01/2032	134,445	140,622
2.50% due 11/01/2032	598,745	632,801
2.50% due 09/01/2051	700,000	724,204
3.00% due 08/01/2027	136,234	143,941
3.00% due 10/01/2042	171,991	187,018
3.00% due 11/01/2042	147,153	157,097
3.00% due 02/01/2043	294,955	317,498
3.00% due 04/01/2043	164,850	175,889
Security Description	Principal Amount(15)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 08/01/2043	$615,937	$659,519
3.00% due 07/01/2045	400,171	423,663
3.00% due 10/01/2045	205,872	217,728
3.00% due 08/01/2046	237,627	251,034
3.50% due 01/01/2032	380,476	407,872
3.50% due 11/01/2041	115,150	125,085
3.50% due 03/01/2042	70,440	76,727
3.50% due 08/01/2042	136,736	149,324
3.50% due 09/01/2043	48,364	52,802
3.50% due 03/01/2045	287,928	309,845
3.50% due 07/01/2045	772,756	833,157
3.50% due 08/01/2045	179,943	195,372
3.50% due 10/01/2045	226,177	243,109
3.50% due 11/01/2045	297,835	320,343
3.50% due 01/01/2046	10,730	11,536
3.50% due 11/01/2047	317,645	337,882
4.00% due 09/01/2040	81,799	90,213
4.00% due 07/01/2044	141,022	155,183
4.00% due 10/01/2045	111,062	121,314
4.00% due 01/01/2046	935,779	1,020,738
4.00% due 07/01/2049	85,390	92,833
4.00% due 01/01/2050	179,153	191,671
4.50% due 07/01/2045	496,340	536,462
4.50% due 05/01/2048	157,031	170,544
5.00% due 09/01/2031	214,687	235,544
5.00% due 11/01/2043	209,062	238,425
5.00% due 04/01/2048	141,063	155,025
5.50% due 01/01/2036	84,494	97,895
6.00% due 03/01/2040	6,326	7,467
6.25% due 07/15/2032	206,000	298,201
6.75% due 03/15/2031	100,000	144,981
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.74% due 03/25/2027(1)(4)(5)	4,891,080	146,406
Series K124, Class X1 0.81% due 12/25/2030(1)(4)(5)	3,487,397	205,255
Series K122, Class X1 0.97% due 11/25/2030(1)(4)(5)	889,020	61,291
Series K121, Class X1 1.12% due 10/25/2030(1)(4)(5)	1,631,717	128,995
Series K114, Class X1 1.21% due 06/25/2030(1)(4)(5)	2,895,092	248,193
Series K104, Class X1 1.25% due 01/25/2030(1)(4)(5)	2,499,343	203,141
Series K111, Class X1 1.68% due 05/25/2030(1)(4)(5)	1,122,188	132,052

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. REMIC Series 4216, Class KQ 1.70% due 10/15/2039(2)	$259,547	$262,988
Series 4961, Class JB 2.50% due 12/15/2042(2)	489,553	510,749
Series 3883, Class PB 3.00% due 05/15/2041(2)	162,893	172,781
Series 4740, Class BA 3.00% due 09/15/2045(2)	134,007	136,811
Federal Home Loan Mtg. Corp. SCRT Series 2020-1, Class MA 2.50% due 08/25/2059(2)	450,893	463,926
Series 2019-3, Class MV 3.50% due 10/25/2058(2)	230,334	251,215
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 1.74% (1 ML+1.65%) due 04/25/2043*(2)	84,251	84,474
Series 2019-HQA3, Class M2 1.94% (1 ML + 1.85%) due 09/25/2049*(2)	343,975	345,475
Series 2019-DNA3, Class M2 2.14% (1 ML + 2.05%) due 07/25/2049*(2)	468,457	473,824
Series 2019-HQA1, Class M2 2.44% (1 ML + 2.35%) due 02/25/2049*(2)	854,226	863,609
Series 2019-DNA2, Class M2 2.54% (1 ML+2.45%) due 03/25/2049*(2)	554,570	562,893
		19,091,057
Federal National Mtg. Assoc. — 4.3%
1.88% due 09/24/2026	837,000	872,583
2.00% due 07/01/2035	765,850	789,110
2.00% due 11/01/2035	360,327	373,861
2.00% due 05/01/2036	574,683	592,137
2.00% due 05/01/2041	486,890	494,253
2.00% due 10/01/2050	475,741	479,681
2.00% due 12/01/2050	919,497	922,055
2.00% due 04/01/2051	2,033,184	2,038,839
2.00% due 05/01/2051	342,693	344,343
2.00% due 06/01/2051	687,509	689,421
2.50% due 04/01/2028	147,565	155,095
2.50% due 08/01/2031	427,445	446,760
2.50% due 01/01/2032	529,716	554,258
2.50% due 05/01/2050	648,250	672,719
2.50% due 06/01/2050	635,106	655,127
2.50% due 07/01/2050	1,054,143	1,094,702
2.50% due 10/01/2050	432,117	446,753
2.50% due 05/01/2051	291,460	300,605
2.63% due 09/06/2024	2,025,000	2,151,257
Security Description	Principal Amount(15)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.00% due 10/01/2027	$176,475	$186,008
3.00% due 10/01/2030	157,431	166,131
3.00% due 07/01/2034	359,337	378,990
3.00% due 03/01/2042	231,909	247,513
3.00% due 12/01/2042	85,969	91,733
3.00% due 05/01/2043	162,042	172,869
3.00% due 02/01/2045	107,483	113,674
3.00% due 08/01/2046	259,643	278,059
3.00% due 09/01/2046	137,198	145,012
3.00% due 12/01/2046	210,395	223,518
3.00% due 01/01/2047	95,161	100,504
3.00% due 04/01/2047	723,242	766,439
3.00% due 09/01/2048	283,850	299,167
3.00% due 11/01/2048	417,611	441,334
3.00% due 06/01/2049	393,576	420,366
3.00% due 03/01/2050	600,244	635,003
3.50% due 08/01/2026	52,123	55,649
3.50% due 09/01/2026	73,623	78,593
3.50% due 08/01/2027	11,164	11,908
3.50% due 10/01/2028	25,756	27,706
3.50% due 03/01/2042	168,273	182,714
3.50% due 08/01/2042	359,678	388,572
3.50% due 07/01/2045	119,212	128,728
3.50% due 08/01/2045	223,276	240,172
3.50% due 09/01/2045	169,244	182,044
3.50% due 10/01/2045	248,437	271,314
3.50% due 11/01/2045	139,535	149,953
3.50% due 12/01/2045	261,694	281,308
3.50% due 02/01/2046	111,055	119,361
3.50% due 03/01/2046	163,157	174,836
3.50% due 07/01/2046	356,784	386,674
3.50% due 12/01/2047	1,303,161	1,402,963
3.50% due 04/01/2048	731,879	788,003
3.50% due 08/01/2049	229,434	242,238
3.50% due 04/01/2050	795,404	841,885
4.00% due 03/01/2039	137,406	148,250
4.00% due 10/01/2040	50,718	55,538
4.00% due 11/01/2040	110,240	121,550
4.00% due 10/01/2041	101,174	111,554
4.00% due 11/01/2041	75,911	83,643
4.00% due 01/01/2043	413,933	457,968
4.00% due 02/01/2045	340,964	376,774
4.00% due 02/01/2046	19,123	20,842
4.00% due 01/01/2047	331,421	358,910
4.00% due 05/01/2047	51,475	55,638
4.00% due 07/01/2047	650,764	703,241
4.00% due 08/01/2047	126,153	136,147
4.00% due 06/01/2048	363,381	395,160
4.00% due 09/01/2048	304,434	327,536
4.00% due 01/01/2049	322,489	345,573
4.00% due 03/01/2049	47,264	50,635
4.50% due 10/01/2024	11,367	11,909
4.50% due 08/01/2045	492,304	553,038
4.50% due 06/01/2048	415,334	450,703
4.50% due 11/01/2048	237,997	257,238

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 12/01/2048	$309,599	$335,112
5.00% due 05/01/2040	63,218	70,144
5.00% due 06/01/2040	9,189	10,448
5.00% due 07/01/2040	238,212	270,618
5.00% due 02/01/2045	278,061	316,766
5.50% due 12/01/2029	16,809	18,814
5.50% due 08/01/2037	97,345	113,254
5.50% due 06/01/2038	42,540	49,672
6.00% due 11/01/2038	4,757	5,623
6.00% due 06/01/2040	40,144	47,375
6.50% due 10/01/2037	344	393
6.63% due 11/15/2030	871,000	1,242,284
7.25% due 05/15/2030	2,260,000	3,298,042
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.19% (1 ML +2.10%) due 06/25/2039*(2)	111,627	111,909
Series 2019-R03, Class 1M2 2.24% (1 ML+2.15%) due 09/25/2031*(2)	114,383	115,068
Series 2019-HRP1, Class M2 2.24% (1 ML+2.15%) due 11/25/2039*(2)	252,669	253,903
Series 2016-C07, Class 2M2 4.44% (1 ML+4.35%) due 05/25/2029(2)	507,859	529,192
Series 2014-C04, Class 1M2 4.99% (1 ML+4.90%) due 11/25/2024(2)	129,333	134,151
Series 2015-C04, Class 1M2 5.79% (1 ML+5.70%) due 04/25/2028(2)	88,112	92,981
Series 2016-C02, Class 1M2 6.09% (1 ML+6.00%) due 09/25/2028(2)	50,475	52,779
Federal National Mtg. Assoc. FRS 1.67% (6 ML+1.54%) due 09/01/2035	92,294	95,847
1.87% (12 ML+1.57%) due 05/01/2037	13,981	14,698
1.95% (12 ML+1.66%) due 07/01/2039 FRS	64,604	67,321
2.07% (12 ML+1.82%) due 10/01/2040	17,061	18,030
2.19% (12 ML+1.91%) due 08/01/2035	54,809	57,987
2.20% (12 ML+1.77%) due 05/01/2040	82,300	86,860
2.28% (1 Yr USTYCR+2.23%) due 10/01/2035	65,970	69,216
2.30% (12 ML+1.83%) due 10/01/2040	34,488	36,459
2.35% (1 Yr USTYCR+2.27%) due 11/01/2036	31,578	33,645
Security Description	Principal Amount(15)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(2)	$342,878	$349,313
Series 2012-128, Class PD 1.50% due 06/25/2042(2)	483,925	492,945
Series 2013-77, Class BP 1.70% due 06/25/2043(2)	241,908	245,382
Series 2012-21, Class PQ 2.00% due 09/25/2041(2)	114,549	117,580
Series 2012-18, Class GA 2.00% due 12/25/2041(2)	193,999	199,503
Series 2012-75, Class KC 2.50% due 12/25/2041(2)	205,813	211,754
Series 2019-41, Class AC 2.50% due 03/25/2053(2)	407,103	418,905
Series 2015-48, Class QB 3.00% due 02/25/2043(2)	302,009	313,028
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	411,142	431,016
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	240,514	251,363
Series 2019-45, Class PT 3.00% due 08/25/2049(2)	407,433	428,236
Series 2017-96, Class PA 3.00% due 12/25/2054(2)	390,442	407,309
Series 2012-52, Class PA 3.50% due 05/25/2042(2)	142,742	152,868
Series 2018-38, Class PC 3.50% due 03/25/2045(2)	89,518	90,631
Series 2018-77, Class PA 3.50% due 02/25/2048(2)	104,354	108,962
Series 2018-23, Class LA 3.50% due 04/25/2048(2)	332,058	353,240
Series 2018-72, Class BA 3.50% due 07/25/2054(2)	438,682	457,045
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	326,804	346,691
		42,640,709
Government National Mtg. Assoc. — 5.9%
2.00% due 11/20/2050	1,842,460	1,869,265
2.00% due October 30 TBA	1,525,000	1,545,969
2.00% due November 30 TBA	2,975,000	3,010,212
2.50% due 07/20/2051	1,289,760	1,330,572
2.50% due 09/20/2051	2,000,000	2,066,488
3.00% due 02/20/2045	99,850	105,623
3.00% due 05/20/2045	80,122	84,406
3.00% due 07/20/2045	18,658	19,657
3.00% due 03/20/2046	454,108	478,344
3.00% due 05/20/2046	284,452	299,300
3.00% due 05/20/2050	537,264	561,790
3.00% due October 30 TBA	10,150,000	10,600,406
3.00% due November 30 TBA	10,150,000	10,582,563
3.50% due 03/20/2045	67,971	72,544

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
3.50% due 04/20/2045	$100,446	$107,142
3.50% due 07/20/2045	32,690	34,986
3.50% due 03/20/2047	149,620	158,454
3.50% due October 30 TBA	14,300,000	15,031,456
4.00% due 03/15/2039	41,283	45,454
4.00% due 04/15/2039	3,552	3,870
4.00% due 05/15/2039	28,444	30,661
4.00% due 08/15/2039	3,108	3,391
4.00% due 10/15/2039	18,934	20,846
4.00% due 03/15/2040	7,938	8,520
4.00% due 09/15/2040	19,629	21,198
4.00% due 10/15/2040	8,121	9,001
4.00% due 12/15/2040	10,131	11,084
4.00% due 02/15/2041	1,800	1,947
4.00% due 06/15/2041	60,842	68,271
4.00% due 07/15/2041	11,670	12,887
4.00% due 08/15/2041	160,238	173,971
4.00% due 09/15/2041	29,748	33,038
4.00% due 10/15/2041	77,013	84,737
4.00% due 11/15/2041	63,512	68,969
4.00% due 12/15/2041	29,252	32,314
4.00% due 01/15/2042	13,649	14,829
4.00% due 02/15/2042	3,631	3,906
4.00% due 03/15/2042	57,444	62,984
4.00% due 04/15/2042	3,928	4,215
4.00% due 03/20/2044	54,441	59,478
4.00% due 07/20/2045	145,124	158,184
4.00% due 05/20/2048	13,020	13,913
4.50% due 09/15/2033	21,671	24,252
4.50% due 03/15/2039	40,622	45,978
4.50% due 05/15/2039	23,282	26,340
4.50% due 07/15/2039	11,770	13,314
4.50% due 10/15/2039	46,445	52,349
4.50% due 01/15/2040	11,102	12,558
4.50% due 02/15/2040	25,777	29,173
4.50% due 03/15/2040	6,821	7,623
4.50% due 04/15/2040	532	599
4.50% due 05/15/2040	1,508	1,698
4.50% due 07/15/2040	15,986	18,155
4.50% due 04/15/2041	9,544	10,669
4.50% due 05/15/2041	87,271	99,045
4.50% due 06/15/2041	4,383	4,947
4.50% due 07/15/2041	42,770	48,076
4.50% due 08/15/2041	30,096	34,154
4.50% due 04/20/2047	70,619	76,529
4.50% due October 30 TBA	6,800,000	7,249,437
5.00% due 06/15/2033	1,153	1,333
5.00% due 08/15/2033	8,813	10,065
5.00% due 09/15/2033	18,968	22,036
5.00% due 10/15/2033	10,570	12,275
5.00% due 11/15/2033	2,124	2,427
5.00% due 06/15/2034	25,959	29,726
5.00% due 05/15/2035	1,596	1,807
5.00% due 09/15/2035	814	926
Security Description	Principal Amount(15)	Value (Note 2)
Government National Mtg. Assoc. (continued)
5.00% due 02/15/2036	$22,173	$25,104
5.00% due 02/20/2036	43,705	49,102
5.00% due 05/15/2036	53,808	61,749
5.00% due 06/15/2036	17,354	19,653
5.00% due 08/15/2038	59,301	68,795
5.50% due 02/15/2032	367	409
5.50% due 03/15/2032	1,996	2,292
5.50% due 12/15/2032	1,385	1,545
5.50% due 01/15/2033	1,170	1,356
5.50% due 02/15/2033	7,991	8,998
5.50% due 03/15/2033	26,948	30,106
5.50% due 04/15/2033	20,705	23,703
5.50% due 06/15/2033	26,363	30,103
5.50% due 07/15/2033	108,915	123,428
5.50% due 08/15/2033	22,642	25,381
5.50% due 09/15/2033	6,320	7,132
5.50% due 12/15/2033	627	700
5.50% due 01/15/2034	32,388	37,289
5.50% due 02/15/2034	25,785	28,753
6.00% due 04/15/2028	38,272	43,884
6.00% due 01/15/2029	7,084	7,935
6.00% due 03/15/2029	15,785	17,684
6.00% due 12/15/2031	2,648	2,967
6.00% due 04/15/2032	5,544	6,486
6.00% due 09/15/2032	5,467	6,385
6.00% due 10/15/2032	40,843	48,278
6.00% due 11/15/2032	8,680	10,207
6.00% due 01/15/2033	1,282	1,514
6.00% due 02/15/2033	14,157	16,660
6.00% due 03/15/2033	4,481	5,100
6.00% due 09/15/2033	11,060	12,411
6.00% due 01/15/2034	60,683	67,990
6.00% due 03/15/2034	11,870	13,302
6.00% due 05/15/2034	1,006	1,125
6.00% due 07/15/2034	3,532	3,964
6.00% due 08/15/2034	20,930	23,465
6.00% due 09/15/2034	1,605	1,806
6.00% due 11/15/2034	60,409	67,853
6.00% due 03/15/2035	9,068	10,157
6.00% due 08/15/2035	29,408	33,353
6.00% due 01/15/2036	18,006	20,934
6.00% due 04/15/2036	11,587	12,986
6.00% due 05/15/2036	18,751	21,528
6.00% due 06/15/2036	27,394	31,815
6.00% due 07/15/2036	3,599	4,033
6.00% due 08/15/2036	31,215	36,322
6.00% due 09/15/2036	11,317	12,708
6.00% due 10/15/2036	61,739	69,811
6.00% due 11/15/2036	16,825	19,082
6.00% due 12/15/2036	7,663	8,710
6.50% due 09/15/2028	1,508	1,685
6.50% due 09/15/2031	782	873
6.50% due 10/15/2031	1,606	1,794
6.50% due 11/15/2031	980	1,096
6.50% due 12/15/2031	3,261	3,644
7.50% due 09/15/2030	11,517	11,630

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc., REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(2)	$321,773	$324,320
Series 2015-151, Class BA 1.70% due 10/20/2045(2)	170,426	172,499
		58,445,930
Tennessee Valley Authority — 0.1%
4.25% due 09/15/2065	577,000	802,820
Uniform Mtg. Backed Securities — 14.5%
1.50% due October 15 TBA	1,150,000	1,160,961
1.50% due October 30 TBA	1,600,000	1,553,500
2.00% due October 15 TBA	500,000	514,766
2.00% due October 30 TBA	51,555,000	51,659,721
2.00% due November 30 TBA	23,315,000	23,320,464
2.50% due October 30 TBA	8,595,000	8,856,879
2.50% due November 30 TBA	2,505,000	2,576,432
3.00% due October 30 TBA	12,220,000	12,781,356
3.00% due November 30 TBA	5,280,000	5,516,592
3.50% due October 30 TBA	19,100,000	20,208,322
4.00% due October 30 TBA	10,300,000	11,035,485
4.50% due October 30 TBA	1,300,000	1,405,828
5.50% due October 30 TBA	1,900,000	2,124,660
		142,714,966
Total U.S. Government Agencies (cost $262,841,607)		264,715,948
U.S. GOVERNMENT TREASURIES — 38.2%
United States Treasury Bonds — 10.8%
0.13% due 02/15/2051 TIPS(8)	382,677	416,968
0.88% due 02/15/2047 TIPS(8)	1,990,155	2,537,500
1.13% due 05/15/2040	3,640,000	3,139,500
1.25% due 05/15/2050	1,968,000	1,605,150
1.38% due 11/15/2040	2,440,000	2,186,659
1.38% due 08/15/2050	3,218,000	2,707,645
1.75% due 08/15/2041	4,500,000	4,291,172
1.88% due 02/15/2041	6,964,000	6,796,429
1.88% due 02/15/2051	1,595,000	1,516,745
2.00% due 02/15/2050	4,354,000	4,265,389
2.25% due 05/15/2041	7,785,000	8,076,937
2.25% due 08/15/2046	1,686,000	1,736,778
2.25% due 08/15/2049	2,431,000	2,512,951
Security Description	Principal Amount(15)	Value (Note 2)
United States Treasury Bonds (continued)
2.38% due 11/15/2049	$5,418,000	$5,750,699
2.38% due 05/15/2051	400,000	425,625
2.50% due 02/15/2046	3,448,000	3,719,799
2.50% due 05/15/2046	1,283,000	1,385,089
2.75% due 11/15/2042	413,000	463,480
2.75% due 08/15/2047	568,000	643,105
2.75% due 11/15/2047	704,000	797,857
2.88% due 05/15/2043	1,014,000	1,161,109
2.88% due 08/15/2045	2,423,000	2,787,775
2.88% due 11/15/2046	499,000	576,540
2.88% due 05/15/2049	2,491,000	2,906,394
3.00% due 05/15/2042	875,000	1,020,879
3.00% due 11/15/2045	1,642,000	1,930,953
3.00% due 02/15/2047	648,000	765,880
3.00% due 05/15/2047	2,224,000	2,631,965
3.00% due 02/15/2048	1,255,000	1,488,450
3.00% due 08/15/2048	806,000	957,975
3.00% due 02/15/2049	1,783,000	2,126,019
3.13% due 02/15/2043	1,267,000	1,506,344
3.13% due 08/15/2044(16)	3,378,000	4,034,599
3.13% due 05/15/2048	626,000	759,832
3.38% due 05/15/2044	869,000	1,077,832
3.38% due 11/15/2048	1,188,000	1,509,642
3.63% due 08/15/2043	2,006,000	2,569,326
3.63% due 02/15/2044	1,706,000	2,191,544
3.75% due 11/15/2043	1,049,000	1,369,437
3.88% due 08/15/2040	640,000	837,550
4.38% due 11/15/2039	1,082,000	1,496,837
4.38% due 05/15/2040	953,000	1,323,739
4.50% due 02/15/2036	1,034,000	1,410,844
4.63% due 02/15/2040	1,159,000	1,653,522
4.75% due 02/15/2041	1,123,000	1,637,738
5.25% due 11/15/2028	1,045,000	1,326,578
5.25% due 02/15/2029	1,966,000	2,508,340
5.38% due 02/15/2031	1,289,000	1,733,655
6.13% due 11/15/2027	544,000	703,906
6.25% due 08/15/2023	1,613,000	1,793,958
6.38% due 08/15/2027	1,217,000	1,580,579
6.75% due 08/15/2026	377,000	480,837
		106,836,055
United States Treasury Notes — 27.4%
0.13% due 11/30/2022	1,000,000	999,844
0.13% due 05/15/2023	6,182,000	6,172,824
0.13% due 12/15/2023	100,000	99,523
0.13% due 01/15/2024	4,647,000	4,621,768
0.25% due 06/30/2025	2,161,000	2,121,916
0.25% due 08/31/2025	6,066,000	5,939,941
0.38% due 04/30/2025	3,294,000	3,256,556
0.38% due 07/31/2027	2,516,000	2,406,220
0.38% due 09/30/2027	6,239,000	5,949,228
0.50% due 03/15/2023	6,231,000	6,259,964
0.50% due 02/28/2026	3,549,000	3,487,724
0.50% due 05/31/2027	5,410,000	5,222,763
0.50% due 10/31/2027	6,469,000	6,204,175
0.63% due 03/31/2027	3,002,000	2,927,654
0.63% due 12/31/2027	1,866,000	1,798,868
0.63% due 05/15/2030	7,346,000	6,849,571

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
0.63% due 08/15/2030(16)(17)	$20,878,000	$19,402,676
0.75% due 04/30/2026	500,000	495,957
0.75% due 01/31/2028	4,300,000	4,172,680
0.88% due 11/15/2030	6,958,000	6,595,967
1.13% due 08/31/2028	3,040,000	3,001,050
1.25% due 09/30/2028	3,342,000	3,325,290
1.25% due 08/15/2031	7,145,000	6,963,026
1.38% due 08/31/2023	6,396,000	6,530,666
1.50% due 02/28/2023	6,709,000	6,834,794
1.50% due 09/30/2024	4,507,000	4,637,809
1.50% due 08/15/2026	7,344,000	7,525,592
1.50% due 02/15/2030	875,000	879,683
1.63% due 08/15/2022	1,720,000	1,743,045
1.63% due 11/15/2022	4,550,000	4,626,426
1.63% due 10/31/2023	4,501,000	4,624,250
1.63% due 02/15/2026	4,015,000	4,141,253
1.63% due 05/15/2026	3,971,000	4,094,008
1.63% due 08/15/2029	3,294,000	3,352,031
1.63% due 05/15/2031	3,555,000	3,592,216
1.75% due 05/15/2023	4,495,000	4,606,848
1.75% due 07/31/2024	1,377,000	1,426,163
1.88% due 08/31/2024	4,617,000	4,799,876
2.00% due 11/30/2022	6,690,000	6,835,821
2.00% due 02/15/2023	7,666,000	7,858,848
2.00% due 05/31/2024	2,637,000	2,744,952
2.00% due 02/15/2025	5,373,000	5,618,773
2.00% due 08/15/2025	3,825,000	4,003,998
2.00% due 11/15/2026	4,877,000	5,114,563
2.13% due 02/29/2024	2,824,000	2,942,145
2.13% due 03/31/2024	3,254,000	3,392,041
2.13% due 07/31/2024	4,388,000	4,590,431
2.13% due 09/30/2024	1,983,000	2,076,960
2.13% due 05/15/2025	2,689,000	2,825,341
2.25% due 11/15/2024	3,725,000	3,920,417
2.25% due 12/31/2024	3,515,000	3,702,146
2.25% due 11/15/2025	2,574,000	2,721,703
2.25% due 02/15/2027	1,843,000	1,956,460
2.25% due 08/15/2027	1,496,000	1,589,091
2.25% due 11/15/2027	2,095,000	2,225,528
2.38% due 03/15/2022	788,000	796,372
2.38% due 08/15/2024	5,657,000	5,959,959
2.38% due 05/15/2027	2,595,000	2,773,913
2.50% due 08/15/2023	6,555,000	6,828,979
2.50% due 05/15/2024	3,886,000	4,094,872
2.63% due 03/31/2025	3,886,000	4,149,368
2.63% due 02/15/2029	2,013,000	2,192,990
2.75% due 02/15/2028	3,272,000	3,577,344
2.88% due 07/31/2025	2,474,000	2,671,727
2.88% due 05/15/2028	1,784,000	1,966,233
		270,820,820
Total U.S. Government Treasuries (cost $367,108,784)		377,656,875
Security Description	Principal Amount(15)	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.4%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	$85,000	$97,552
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	335,000	406,097
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	355,000	423,891
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	160,000	180,313
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	925,000	934,972
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	1,260,000	1,618,023
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	460,727	486,275
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	70,000	72,999
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	220,000	225,583
Total Municipal Bonds & Notes (cost $4,166,757)		4,445,705
LOANS(9)(10)(11) — 1.7%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL 3.63% (3 ML +3.50%) due 08/21/2026	137,200	134,222
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-E 2.33% (1 ML +2.25%) due 05/30/2025	201,730	199,103
Airlines — 0.0%
SkyMiles IP, Ltd. FRS BTL
4.75% (3 ML +3.75%) due 10/20/2027	100,000	106,250
WestJet Airlines, Ltd. FRS BTL-B 4.00% (3 ML +3.00%) due 12/11/2026	98,250	95,835
		202,085

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)		Value (Note 2)
LOANS(9)(10)(11) (continued)
Applications Software — 0.0%
RealPage, Inc. FRS 1st Lien 3.75% (1 ML +3.25%) due 04/24/2028		$100,000	$99,636
SS&C Technologies, Inc. FRS BTL-B3 1.83% (1 ML +1.75%) due 04/16/2025		20,900	20,677
SS&C Technologies, Inc. FRS BTL-B5 1.83% (1 ML +1.75%) due 04/16/2025		96,911	95,920
			216,233
Auto/Truck Parts & Equipment-Original — 0.0%
Clarios Global LP FRS BTL-B 3.25% (1 ME +3.25%) due 04/30/2026	EUR	96,675	110,829
Clarios Global LP FRS BTL-B 3.33% (1 ML +3.25%) due 04/30/2026		97,199	96,713
			207,542
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 3.58% (1 ML +3.50%) due 04/10/2028		99,750	99,714
Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. FRS BTL-B4 2.59% (1 ML +2.50%) due 09/18/2026		86,275	86,151
Building & Construction Products-Misc. — 0.0%
ACProducts Holdings, Inc. FRS BTL-B 4.75% (3 ML +4.25%) due 05/17/2028		149,625	149,358
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 2.58% (1 ML +2.50%) due 02/01/2027		122,813	121,738
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc. FRS BTL-B 3.75% (1 ML +3.25%) due 04/12/2028		196,264	195,650
Building-Heavy Construction — 0.1%
Brand Industrial Services, Inc. FRS BTL 5.25% (3 ML +4.25%) due 06/21/2024		287,250	284,647
Security Description	Principal Amount(15)	Value (Note 2)
Building-Heavy Construction (continued)
PowerTeam Services LLC FRS BTL 4.25% (3 ML +3.25%) due 03/06/2025	$235,317	$233,199
		517,846
Cable/Satellite TV — 0.1%
CSC Holdings LLC FRS BTL-B 2.33% (1 ML +2.25%) due 07/17/2025	144,523	142,490
UPC Financing Partnership FRS BTL 3.08% (1 ML +3.00%) due 01/31/2029	160,000	159,600
		302,090
Casino Hotels — 0.0%
Boyd Gaming Corp. FRS BTL-B 2.32% (1 WL +2.25%) due 09/15/2023	77,404	77,299
Caesars Resort Collection LLC FRS BTL-B 2.83% (1 ML +2.75%) due 12/23/2024	142,823	141,885
		219,184
Cellular Telecom — 0.0%
Numericable Group SA FRS BTL-B 3.81% (3 ML +3.69%) due 01/31/2026	96,250	95,348
Chemicals-Specialty — 0.1%
Axalta Coating Systems US Holdings, Inc. FRS BTL-B2 1.88% (3 ML +1.75%) due 06/01/2024	974,398	971,201
Diamond BC BV BTL-B coupon TBD due 09/29/2028	125,000	125,094
Starfruit US HoldCo. LLC FRS BTL-B 2.83% (1 ML +2.75%) due 10/01/2025	119,676	118,757
		1,215,052
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B1 4.50% (3 ML +3.25%) due 03/03/2025	169,822	151,212
Brightview Landscapes LLC FRS BTL-B 2.63% (1 ML +2.50%) due 08/15/2025	242,239	240,927

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)		Value (Note 2)
LOANS(9)(10)(11) (continued)
Commercial Services (continued)
Techem Techem Verwaltungsgesellschaft FRS BTL-B4 2.38% (6 ME +2.38%) due 07/15/2025	EUR	70,979	$80,933
WW International, Inc. FRS BTL-B 4.00% (1 ML +3.50%) due 04/13/2028		99,750	99,519
			572,591
Commercial Services-Finance — 0.1%
MPH Acquisition Holdings LLC FRS BTL-B 4.75% (3 ML +4.25%) due 09/01/2028		125,000	123,594
Trans Union LLC FRS 1st Lien 1.83% (1 ML +1.75%) due 11/16/2026		877,913	871,767
WEX, Inc. FRS BTL 2.33% (1 ML +2.25%) due 03/31/2028		243,775	242,556
			1,237,917
Computer Services — 0.1%
Peraton Corp. FRS BTL-B 4.50% (1 ML +3.75%) due 02/01/2028		99,500	99,518
Tempo Acquisition LLC FRS BTL-B 3.33% (1 ML +3.25%) due 11/02/2026		185,510	185,834
			285,352
Containers-Paper/Plastic — 0.0%
Flex Acquisition Co., Inc. FRS BTL 4.00% (3 ML +3.50%) due 03/02/2028		83,825	83,615
Proampac PG Borrower LLC FRS BTL 4.50% (3 ML +3.75%) due 11/03/2025		27,305	27,332
Proampac PG Borrower LLC FRS BTL 4.50% (3 ML +3.75%) due 11/03/2025		72,196	72,268
			183,215
Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL-B 2.33% (1 ML +2.25%) due 04/07/2025		66,178	64,921
Security Description	Principal Amount(15)	Value (Note 2)
Cosmetics & Toiletries (continued)
Sunshine Luxembourg VII SARL FRS BTL-B3 4.50% (3 ML +3.75%) due 10/01/2026	$162,533	$162,864
		227,785
Data Processing/Management — 0.0%
Dun & Bradstreet Corp. FRS BTL 3.34% (1 ML +3.25%) due 02/06/2026	197,011	196,659
Diagnostic Equipment — 0.0%
Avantor, Inc. FRS BTL-B5 2.75% (1 ML +2.25%) due 11/08/2027	114,425	114,568
LifeScan Global Corp. FRS BTL-B 6.15% (3 ML +6.00%) due 10/01/2024	80,750	80,010
		194,578
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS BTL 3.58% (1 ML +3.50%) due 12/17/2026	117,909	117,631
Disposable Medical Products — 0.0%
Medline Industries, Inc. FRS BTL-B coupon TBD due 10/23/2028	190,000	189,050
Electronic Parts Distribution — 0.0%
Ingram Micro, Inc. FRS BTL-B 4.00% (3 ML +3.50%) due 06/30/2028	109,725	109,941
Enterprise Software/Service — 0.1%
Dcert Buyer, Inc. FRS BTL-B 4.08% (1 ML +4.00%) due 10/16/2026	132,975	132,951
Finastra USA, Inc. FRS BTL-B 4.50% (3 ML +3.50%) due 06/13/2024	218,651	216,738
UKG, Inc. FRS BTL 4.00% (3 ML +3.25%) due 05/04/2026	99,002	99,175
		448,864
Entertainment Software — 0.0%
Playtika Holding Corp. FRS BTL 2.83% (1 ML +2.75%) due 03/13/2028	99,500	99,407

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
LOANS(9)(10)(11) (continued)
Finance-Credit Card — 0.1%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.08% (1 ML +3.00%) due 06/15/2025	$96,750	$95,938
FleetCor Technologies Operating Co., LLC FRS BTL-B4 1.83% (1 ML +1.75%) due 04/28/2028	483,788	482,233
		578,171
Finance-Investment Banker/Broker — 0.0%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML +3.75%) due 04/09/2027	261,688	262,295
Food-Baking — 0.0%
Hostess Brands, LLC FRS BTL 3.00% (3 ML +2.25%) due 08/03/2025	38,803	38,663
Hostess Brands, LLC FRS BTL 3.00% (3 ML +2.25%) due 08/03/2025	102,748	102,376
		141,039
Food-Catering — 0.0%
Aramark Services, Inc. FRS BTL-B4 1.83% (1 ML +1.75%) due 01/15/2027	93,250	90,899
Food-Misc./Diversified — 0.0%
Froneri US, Inc. FRS BTL 2.33% (1 ML +2.25%) due 01/29/2027	98,750	97,500
Food-Wholesale/Distribution — 0.0%
US Foods, Inc. FRS BTL-B 2.08% (1 ML +2.00%) due 09/13/2026	132,300	130,591
Gambling (Non-Hotel) — 0.1%
Golden Entertainment, Inc. FRS 1st Lien 3.75% (1 ML +3.00%) due 10/21/2024	177,188	176,523
Scientific Games International, Inc. FRS BTL-B5 2.83% (1 ML +2.75%) due 08/14/2024	110,698	110,103
		286,626
Gas-Distribution — 0.0%
UGI Energy Services LLC FRS BTL-B 3.83% (1 ML +3.75%) due 08/13/2026	146,625	146,717
Security Description	Principal Amount(15)	Value (Note 2)
Insurance Brokers — 0.0%
HUB International, Ltd. FRS BTL-B 2.88% (3 ML +2.75%) due 04/25/2025	$169,313	$167,654
USI, Inc. FRS BTL 3.13% (3 ML +3.00%) due 05/16/2024	105,600	104,846
		272,500
Insurance-Multi-line — 0.0%
Acrisure LLC FRS BTL-B 3.63% (3 ML +3.50%) due 02/15/2027	99,244	98,086
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 3.21% (1 ML +3.13%) due 11/03/2023	165,535	164,560
Asurion LLC FRS BTL-B1 3.33% (1 ML +3.25%) due 12/23/2026	99,250	97,720
Asurion LLC FRS BTL-B4 5.33% (1 ML +5.25%) due 01/15/2029	100,000	99,583
Sedgwick Claims Management Services, Inc. FRS BTL 3.33% (1 ML +3.25%) due 12/31/2025	97,250	96,444
Sedgwick Claims Management Services, Inc. FRS BTL-B 3.83% (1 ML +3.75%) due 09/03/2026	161,288	160,824
		619,131
Investment Management/Advisor Services — 0.0%
Russell Investments US Institutional Holdco, Inc. FRS BTL 4.50% (3 ML +3.50%) due 05/30/2025	125,000	125,130
Leisure Products — 0.0%
Hayward Industries, Inc. FRS BTL 3.00% (1 ML +2.50%) due 05/30/2028	99,750	99,412
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.25% (1 ML +2.75%) due 08/01/2025	97,265	96,536

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)		Value (Note 2)
LOANS(9)(10)(11) (continued)
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS 1st Lien 1.83% (1 ML +1.75%) due 03/01/2027		$120,956	$119,292
RBS Global, Inc. FRS BTL-B 1.83% (1 ML +1.75%) due 08/21/2024		73,077	72,974
Vertical US Newco, Inc. FRS BTL-B 4.00% (6 ML +3.50%) due 07/30/2027		262,360	262,811
			455,077
Machinery-Pumps — 0.0%
CIRCOR International, Inc. FRS BTL-B 4.25% (1 ML +3.25%) due 12/11/2024		80,829	80,551
Medical Information Systems — 0.1%
Zelis Payments Buyer, Inc. FRS BTL 3.59% (1 ML +3.50%) due 09/30/2026		295,765	294,286
Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 3.83% (1 ML +3.75%) due 10/10/2025		111,838	99,256
LGC Group Holdings, Ltd. FRS BTL-B 3.00% (1 ME +3.00%) due 04/21/2027	EUR	100,000	113,567
Quintiles IMS, Inc. FRS BTL-B 1.83% (1 ML +1.75%) due 03/07/2024		249,689	248,857
			461,680
Medical-Drugs — 0.1%
Bausch Health Americas, Inc. FRS BTL 3.08% (1 ML +3.00%) due 06/02/2025		61,813	61,720
Endo Luxembourg Finance Co. I SARL FRS BTL 5.75% (3 ML +5.00%) due 03/27/2028		178,449	174,612
Jazz Financing Lux SARL FRS BTL 4.00% (1 ML +3.50%) due 05/05/2028		99,750	99,875
Organon & Co. FRS BTL 3.50% (3 ML +3.00%) due 06/02/2028		124,688	124,882
			461,089
Security Description	Principal Amount(15)	Value (Note 2)
Medical-Nursing Homes — 0.0%
ADMI Corp. FRS BTL-B2 3.63% (1 ML +3.13%) due 12/23/2027	$99,500	$98,558
Medical-Wholesale Drug Distribution — 0.0%
Milano Acquisition Corp. FRS BTL-B 4.75% (3 ML +4.00%) due 10/01/2027	99,499	99,654
Multimedia — 0.0%
EW Scripps Co. FRS BTL-B3 3.75% (1 ML +3.00%) due 01/07/2028	86,750	86,858
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML +2.50%) due 03/01/2024	882	881
Change Healthcare Holdings LLC FRS BTL 3.50% (3 ML +2.50%) due 03/01/2024	98,919	98,783
		99,664
Private Equity — 0.0%
SS&C European Holdings SARL FRS BTL-B4 1.83% (1 ML +1.75%) due 04/16/2025	15,826	15,657
Professional Sports — 0.0%
Delta 2 Luxembourg SARL FRS BTL-B3 3.50% (1 ML +2.50%) due 02/01/2024	153,800	153,248
Protection/Safety — 0.0%
APX Group, Inc. FRS BTL-B 4.00% (1 ML +3.50%) due 07/10/2028	100,000	99,681
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc. FRS BTL-B 5.00% (3 ML +4.25%) due 04/15/2028	99,750	99,828
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL-B 3.25% (1 ML +2.75%) due 10/19/2027	109,993	109,880
Retail-Automobile — 0.0%
Belron Finance US LLC FRS BTL-B 3.25% (3 ML +2.75%) due 04/13/2028	99,500	99,003

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)		Value (Note 2)
LOANS(9)(10)(11) (continued)
Retail-Building Products — 0.1%
LBM Acquisition LLC FRS BTL-B2 4.50% (1 ML +3.75%) due 12/17/2027		$66,500	$65,768
LBM Acquisition LLC FRS BTL-B2 coupon TBD due 12/17/2027		33,333	32,967
SRS Distribution, Inc. FRS BTL-B 4.25% (3 ML +3.75%) due 06/02/2028		110,000	109,931
White Cap Buyer LLC FRS BTL-B 4.50% (1 ML +4.00%) due 10/19/2027		104,213	104,430
			313,096
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 5.13% (3 ML +5.00%) due 04/16/2026		125,487	119,463
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. FRS BTL-B 4.50% (3 ML +3.75%) due 02/11/2028		100,000	100,161
Retail-Petroleum Products — 0.0%
EG America LLC FRS BTL 4.75% (3 ML +4.25%) due 03/31/2026		33,754	33,701
EG America LLC FRS BTL 4.75% (6 ML +4.25%) due 03/31/2026		65,915	65,812
			99,513
Retail-Restaurants — 0.1%
KFC Holding Co. FRS BTL-B 1.84% (1 ML +1.75%) due 03/15/2028		540,645	540,645
Retail-Sporting Goods — 0.0%
Great Outdoors Group LLC FRS BTL-B 5.00% (3 ML +4.25%) due 03/06/2028		104,212	104,625
Security Services — 0.0%
Verisure Holding AB FRS BTL-B 3.25% (3 ME +3.25%) due 07/20/2026	EUR	115,000	132,361
Verisure Holding AB FRS BTL 3.25% (3 ME +3.25%) due 03/27/2028	EUR	100,000	115,111
			247,472
Security Description	Principal Amount(15)	Value (Note 2)
Telecom Services — 0.0%
Telenet Financing USD LLC FRS BTL 2.08% (1 ML +2.00%) due 04/30/2028	$100,000	$98,828
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 2.33% (1 ML +2.25%) due 03/15/2027	98,250	97,090
Television — 0.0%
Gray Television, Inc. FRS BTL-C 2.59% (1 ML +2.50%) due 01/02/2026	84,964	84,619
Theaters — 0.0%
Cineworld, Ltd. FRS BTL 3.50% (3 ML +2.50%) due 02/28/2025	85,018	69,856
Crown Finance US, Inc. FRS BTL-B1 9.25% (3 ML +8.25%) due 05/23/2024	3,666	3,923
		73,779
Transactional Software — 0.0%
Solera LLC FRS BTL-B 4.50% (3 ML +4.00%) due 06/02/2028	105,000	105,210
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc. FRS BTL 1.83% (1 ML +1.75%) due 08/01/2027	1,177,038	1,162,325
Web Hosting/Design — 0.0%
Go Daddy Operating Co. LLC FRS BTL-B4 2.08% (1 ML +2.00%) due 08/10/2027	113,276	112,539
Total Loans (cost $16,913,495)		16,843,018
FOREIGN GOVERNMENT OBLIGATIONS — 3.9%
Banks-Special Purpose — 0.1%
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*	341,000	339,087
Korea Development Bank Senior Notes 0.50% due 10/27/2023	200,000	199,829
		538,916
Sovereign — 3.8%
Arab Republic of Egypt Senior Notes 7.63% due 05/29/2032*	235,000	234,185

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		$200,000	$193,000
Arab Republic of Egypt Senior Bonds 8.75% due 09/30/2051*		200,000	195,080
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*		200,000	197,833
Dominican Republic Senior Notes 4.88% due 09/23/2032		150,000	153,002
Dominican Republic Senior Notes 5.88% due 01/30/2060		200,000	195,702
Dominican Republic Senior Notes 6.40% due 06/05/2049*		1,110,000	1,174,946
Emirate of Abu Dhabi Senior Notes 3.13% due 04/16/2030*		350,000	379,855
Federal Republic of Nigeria Senior Bonds 8.25% due 09/28/2051*		200,000	201,400
Federative Republic of Brazil Senior Notes 3.88% due 06/12/2030		2,090,000	2,023,977
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		200,000	202,406
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	10,630,000	1,885,518
Finance Department Government of Sharjah Senior Notes 3.63% due 03/10/2033*		520,000	512,283
Government of Bermuda Senior Notes 2.38% due 08/20/2030*		200,000	198,000
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	1,240,000	1,513,199
Government of Macedonia Senior Notes 3.68% due 06/03/2026*	EUR	480,000	608,595
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	645,000	695,587
Government of Romania Notes 2.75% due 04/14/2041	EUR	255,000	274,244
Government of Romania Senior Notes 3.38% due 02/08/2038	EUR	255,000	306,456
Government of Romania Senior Notes 4.00% due 02/14/2051*		200,000	199,200
Security Description	Principal Amount(15)		Value (Note 2)
Sovereign (continued)
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	730,000	$988,839
Government of Ukraine Senior Notes 7.25% due 03/15/2033*		200,000	202,549
Islamic Republic of Pakistan Senior Notes 6.00% due 04/08/2026		200,000	198,750
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		200,000	213,451
Kingdom of Bahrain Senior Notes 4.25% due 01/25/2028*		200,000	197,000
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030		200,000	221,500
Kingdom of Morocco Senior Notes 2.00% due 09/30/2030	EUR	585,000	660,919
Kingdom of Saudi Arabia Senior Notes 2.00% due 07/09/2039	EUR	210,000	254,490
Kingdom of Saudi Arabia Senior Notes 2.25% due 02/02/2033*		431,000	419,044
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030		200,000	214,065
Kingdom of Saudi Arabia Senior Notes 4.50% due 10/26/2046		200,000	230,748
People's Republic of China Senior Bonds 2.25% due 10/21/2050*		200,000	187,711
Republic of Angola Senior Notes 8.00% due 11/26/2029		325,000	332,514
Republic of Angola Senior Notes 8.25% due 05/09/2028		200,000	207,000
Republic of Argentina Senior Notes 1.00% due 07/09/2029		15,093	5,772
Republic of Argentina Senior Notes 5.00% due 07/09/2035(3)		442,724	143,890
Republic of Benin Senior Notes 4.95% due 01/22/2035*	EUR	585,000	659,824
Republic of Chile Senior Notes 1.25% due 01/22/2051	EUR	1,005,000	1,028,473
Republic of Chile Senior Notes 3.10% due 05/07/2041		824,000	793,726

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Chile Senior Bonds 3.25% due 09/21/2071		$425,000	$383,928
Republic of Colombia Senior Notes 3.13% due 04/15/2031		400,000	374,120
Republic of Colombia Senior Notes 3.88% due 04/25/2027		1,650,000	1,708,707
Republic of Croatia Notes 1.50% due 06/17/2031	EUR	990,000	1,198,522
Republic of Ecuador Senior Bonds 0.50% due 07/31/2040(3)		140,000	81,376
Republic of Ecuador Senior Bonds 1.00% due 07/31/2035(3)		280,000	184,453
Republic of El Salvador Senior Notes 5.88% due 01/30/2025		80,000	61,001
Republic of Ghana Senior Notes 6.38% due 02/11/2027*		290,000	272,673
Republic of Ghana Senior Notes 8.63% due 04/07/2034*		200,000	190,100
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030		200,000	241,500
Republic of Guatemala Senior Notes 4.90% due 06/01/2030		200,000	217,002
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	1,075,000	1,204,756
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		200,000	211,100
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		200,000	219,500
Republic of North Macedonia Senior Notes 2.75% due 01/18/2025	EUR	410,000	497,102
Republic of Panama Senior Notes 3.87% due 07/23/2060		1,070,000	1,041,527
Republic of Panama Senior Notes 4.30% due 04/29/2053		200,000	211,486
Republic of Peru Senior Notes 2.78% due 01/23/2031		80,000	79,158
Republic of Philippines Senior Notes 1.75% due 04/28/2041	EUR	300,000	346,393
Security Description	Shares/ Principal Amount(15)		Value (Note 2)
Sovereign (continued)
Republic of Senegal Senior Notes 4.75% due 03/13/2028	EUR	200,000	$240,796
Republic of Senegal Senior Notes 6.25% due 05/23/2033		480,000	499,798
Republic of the Philippines Senior Notes 1.20% due 04/28/2033	EUR	1,085,000	1,254,899
Republic of Turkey Senior Notes 4.25% due 03/13/2025		200,000	193,754
Republic of Turkey Senior Bonds 11.88% due 01/15/2030		50,000	67,205
Russian Federation Bonds 5.90% due 03/12/2031	RUB	142,880,000	1,791,573
State of Qatar Senior Notes 3.75% due 04/16/2030*		200,000	225,157
Sultanate of Oman Senior Notes 6.75% due 10/28/2027*		200,000	222,276
United Mexican States Senior Notes 1.13% due 01/17/2030	EUR	210,000	238,084
United Mexican States Senior Notes 1.45% due 10/25/2033	EUR	1,305,000	1,426,843
United Mexican States Senior Notes 2.66% due 05/24/2031		200,000	192,640
United Mexican States Senior Notes 3.75% due 04/19/2071		300,000	259,197
United Mexican States Senior Notes 4.28% due 08/14/2041		766,000	779,405
United Mexican States Senior Bonds 4.75% due 03/08/2044		90,000	95,935
United Mexican States Bonds 7.75% due 05/29/2031	MXN	69,067,700	3,430,481
			38,147,180
Total Foreign Government Obligations (cost $40,345,493)			38,686,096
COMMON STOCKS — 0.0%
Coal — 0.0%
Foresight Energy LLC†(12)		1,359	19,024
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC†(7)(12)		11,973	10,656
Oil Field Machinery & Equipment — 0.0%
Hi-Crush, Inc.†(7)(12)		3,065	736
Total Common Stocks (cost $52,566)			30,416

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Cellular Telecom — 0.0%
Vodafone Group PLC 5.13% due 06/04/2081	$43,000	$44,296
Diversified Banking Institutions — 0.2%
Credit Suisse Group AG 6.25% due 12/18/2024*(13)	1,210,000	1,303,639
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(13)	151,000	162,514
UBS Group AG 7.00% due 02/19/2025(13)	450,000	511,875
		1,978,028
Electric-Distribution — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	112,000	116,775
Electric-Integrated — 0.0%
CMS Energy Corp. 3.75% due 12/01/2050	66,000	66,660
CMS Energy Corp. 4.75% due 06/01/2050	87,000	97,867
Dominion Resources, Inc. 5.75% due 10/01/2054	95,000	104,138
		268,665
Insurance-Life/Health — 0.1%
Prudential Financial, Inc. 5.63% due 06/15/2043	132,000	140,482
Prudential Financial, Inc. 5.70% due 09/15/2048	68,000	79,523
Voya Financial, Inc. 4.70% due 01/23/2048	99,000	103,888
		323,893
Insurance-Multi-line — 0.0%
Allianz SE 3.50% due 11/17/2025*(13)	200,000	202,340
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.30% due 02/01/2061*	294,000	280,070
Metal-Diversified — 0.0%
Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(13)	200,000	209,470
Oil Companies-Integrated — 0.0%
BP Capital Markets PLC 4.88% due 03/22/2030(13)	150,000	164,889
Pipelines — 0.0%
EnLink Midstream Partners LP 6.00% due 12/15/2022(13)	108,000	82,766
Enterprise Products Operating LLC 5.25% due 08/16/2077	85,000	88,872
		171,638
Security Description	Shares/ Principal Amount(15)	Value (Note 2)
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	$199,000	$213,085
Transport-Equipment & Leasing — 0.0%
AerCap Global Aviation Trust 6.50% due 06/15/2045*	200,000	216,728
Total Preferred Securities/Capital Securities (cost $3,916,282)		4,189,877
WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC† (7)(12) (cost $296)	3,100	25
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(7)	22	265
Paragon Offshore Finance Co. FRS Escrow Loans†(7)	587	0
Waterford Gaming LLC/ Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(7)	1,269	9
Total Escrows and Litigation Trusts (cost $1,856)		274
Total Long-Term Investment Securities (cost $1,130,872,995)		1,156,067,750
SHORT-TERM INVESTMENT SECURITIES — 1.5%
Registered Investment Companies — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(14) (cost $14,757,009)	14,757,009	14,757,009
REPURCHASE AGREEMENTS — 1.4%
Bank of America Securities LLC Joint Repurchase Agreement(18)	3,215,000	3,215,000
Barclays Capital, Inc. Joint Repurchase Agreement(18)	2,230,000	2,230,000
BNP Paribas SA Joint Repurchase Agreement(18)	1,930,000	1,930,000
Deutsche Bank AG Joint Repurchase Agreement(18)	3,435,000	3,435,000
RBS Securities, Inc. Joint Repurchase Agreement(18)	3,420,000	3,420,000
Total Repurchase Agreements (cost $14,230,000)		14,230,000
TOTAL INVESTMENTS (cost $1,159,860,004)(19)	119.8%	1,185,054,759
Liabilities in excess of other assets	(19.8)	(196,202,563)
NET ASSETS	100.0%	$988,852,196

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2021, the aggregate value of these securities was $182,993,018 representing 18.5% of net assets.

†  Non-income producing security

(1)  Commercial Mortgage Backed Security

(2)  Collateralized Mortgage Obligation

(3)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2021.

(4)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)  Interest Only

(6)  Collateralized Loan Obligation

(7)  Securities classified as Level 3 (see Note 2).

(8)  Principal amount of security is adjusted for inflation.

(9)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund/Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(12)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks:
Ascent Resources — Marcellus LLC	03/30/2018	11,973	$36,240	$10,656	$0.89	0.00%
Foresight Energy LLC	06/30/2020	1,359	12,284	19,024	14.00	0.00
Hi-Crush, Inc.	01/29/2021	3,065	4,043	736	0.24	0.00
Warrants:
Ascent Resources — Marcellus LLC	03/30/2018	3,100	296	25	0.01	0.00
				$30,441		0.00%

(13)  Perpetual maturity — maturity date reflects the next call date.

(14)  The rate shown is the 7-day yield as of September 30, 2021.

(15)  Denominated in United States dollars unless otherwise indicated.

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(17)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(18)  See Note 2 for details of Joint Repurchase Agreements.

(19)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EUR — Euro Currency

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

SCRT — Seasoned Credit Risk Transfer Trust

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD — Senior loans purchased on a when-issued or delayed delivery basis. Certain details associated with the purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2021 and unless otherwise indicated, the dates shown are the original maturity dates.

Index Legend

1 ME — 1 Month Euribor

1ML — 1 Month USD LIBOR

1 WL — 1 Week USD LIBOR

3 ME — 3 Month Euribor

3 ML — 3 Month USD LIBOR

6 ME — 6 Month Euribor

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

1 Yr USTYCR — 1 Year US Treasury Curve Rate

COFI — 11th District Cost of Funds

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
30	Short	Australian 10 Year Bonds	December 2021	$3,127,472	$3,068,327	$59,145
16	Short	Euro Buxl 30 Year Bonds	December 2021	3,890,202	3,768,622	121,580
34	Short	Euro BTP	December 2021	6,041,822	5,984,383	57,439
80	Short	Euro Bund	December 2021	15,967,286	15,736,879	230,407
16	Short	U.S. Treasury 2 Year Notes	December 2021	3,522,648	3,520,874	1,774
174	Short	U.S. Treasury 5 Year Notes	December 2021	21,484,224	21,357,141	127,083
241	Short	U.S. Treasury 10 Year Notes	December 2021	32,117,296	31,717,859	399,437
293	Short	U.S. Treasury 10 Year Ultra Bonds	December 2021	43,181,438	42,558,250	623,188
39	Short	U.S. Treasury Ultra Bonds	December 2021	7,638,461	7,451,438	187,023
						$1,807,076
						Unrealized (Depreciation)
14	Long	Euro-OAT	December 2021	$2,739,196	$2,691,194	$(48,002)
24	Long	U.S. Treasury Long Bonds	December 2021	3,923,625	3,821,250	(102,375)
						$(150,377)
Net Unrealized Appreciation (Depreciation)						$1,656,699

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	EUR	12,430,000	USD	14,757,295	12/15/2021	$337,696	$—
Citibank N.A.	EUR	583,000	USD	683,134	10/29/2021	7,500	—
Goldman Sachs International	BRL	5,845,000	USD	1,084,154	12/15/2021	23,754	—
	MXN	49,880,000	USD	2,468,403	12/15/2021	76,814	—
	RUB	76,950,000	USD	1,031,873	12/15/2021	—	(12,799)
						100,568	(12,799)
UBS AG	USD	206,310	EUR	174,000	12/15/2021	—	(4,459)
Unrealized Appreciation (Depreciation)						$445,764	$(17,258)

BRL — Brazilian Real
EUR — Euro Currency
MXN — Mexican Peso
RUB — Russian Ruble
USD — United States Dollar

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)

						Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount (000's)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	(5.00)%	Quarterly	06/20/2026	0.00%	$1,115	$(86,039)	$(17,423)

(1)  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:	$—	$136,171,285	$—	$136,171,285
U.S. Corporate Bonds & Notes	—	260,266,523	—	260,266,523
Foreign Corporate Bonds & Notes	—	53,061,708	—	53,061,708
U.S. Government Agencies	—	264,715,948	—	264,715,948
U.S. Government Treasuries	—	377,656,875	—	377,656,875
Municipal Bond & Notes	—	4,445,705	—	4,445,705
Loans	—	16,843,018	—	16,843,018
Foreign Government Obligations	—	38,686,096	—	38,686,096
Common Stocks:				—
Coal	—	19,024	—	19,024
Other Industries	—	—	11,392	11,392
Preferred Securities/Capital Securities	—	4,189,877	—	4,189,877
Warrants	—	—	25	25
Escrows and Litigation Trusts	—	—	274	274
Short-Term Investment Securities	14,757,009	—	—	14,757,009
Repurchase Agreements	—	14,230,000	—	14,230,000
Total Investments at Value	$14,757,009	$1,170,286,059	$11,691	$1,185,054,759
Other Financial Instruments:†
Futures Contracts	$1,807,076	$—	$—	$1,807,076
Forward Foreign Currency Contracts	—	445,764	—	445,764
Total Other Financial Instruments	$1,807,076	$445,764	$—	$2,252,840

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$150,377	$—	$—	$150,377
Forward Foreign Currency Contracts	—	17,258	—	17,258
Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection	—	17,423	—	17,423
Total Other Financial Instruments	$150,377	$34,681	$—	$185,058

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited)

Industry Allocation*
United States Treasury Notes	50.0%
Sovereign	31.0
Diversified Financial Services	4.9
United States Treasury Bonds	2.9
ederal National Mtg. Assoc.	1.9
Repurchase Agreements	1.3
Federal Home Loan Mtg. Corp.	0.7
Pipelines	0.3
Cable/Satellite TV	0.3
omputer Services	0.3
Oil Companies-Integrated	0.3
Medical-Drugs	0.2
Trucking/Leasing	0.2
Oil Companies-Exploration & Production	0.2
Electronic Components-Semiconductors	0.2
Oil Refining & Marketing	0.2
Consulting Services	0.2
Food-Meat Products	0.2
Insurance-Property/Casualty	0.2
Chemicals-Specialty	0.2
Finance-Leasing Companies	0.2
Rental Auto/Equipment	0.2
Medical Labs & Testing Services	0.2
Building & Construction Products-Misc.	0.1
Applications Software	0.1
Decision Support Software	0.1
Retail-Building Products	0.1
Medical-HMO	0.1
Building Products-Doors & Windows	0.1
Funeral Services & Related Items	0.1
Hazardous Waste Disposal	0.1
Professional Sports	0.1
Transactional Software	0.1
Office Automation & Equipment	0.1
Commercial Services-Finance	0.1
Retail-Pawn Shops	0.1
Enterprise Software/Service	0.1
Casino Hotels	0.1
Data Processing/Management	0.1
Containers-Paper/Plastic	0.1
Television	0.1
Retail-Restaurants	0.1
Insurance Brokers	0.1
Security Services	0.1
Theaters	0.1
Airlines	0.1
Commercial Services	0.1
Medical-Hospitals	0.1
Food-Wholesale/Distribution	0.1
Auto/Truck Parts & Equipment-Original	0.1
Finance-Credit Card	0.1
Semiconductor Equipment	0.1
Medical Information Systems	0.1
Diagnostic Equipment	0.1
Machinery-General Industrial	0.1
Apparel Manufacturers	0.1
Investment Management/Advisor Services	0.1
Food-Catering	0.1
Distribution/Wholesale	0.1
Cosmetics & Toiletries	0.1
Disposable Medical Products	0.1%
Cellular Telecom	0.1
Finance-Investment Banker/Broker	0.1
Gas-Distribution	0.1
Building-Heavy Construction	0.1
Food-Baking	0.1
100.6%
Credit Quality†#
Aaa	61.7%
Aa	9.6
A	3.3
Baa	7.8
Ba	3.5
B	2.8
Caa	0.2
Not Rated##	11.1
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited)

Security Description	Principal Amount(14)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 31.0%
Sovereign — 31.0%
Commonwealth of Australia Senior Notes 0.75% due 11/21/2027(1)	AUD	12,672,020	$10,064,305
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(1)	AUD	3,657,255	3,097,745
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	3,500,000	2,848,962
Federal Republic of Germany Bonds 0.10% due 04/15/2023(1)	EUR	17,902,253	21,520,685
Government of Canada Bonds 2.00% due 12/01/2041(1)	CAD	13,565,810	14,579,197
Government of France Bonds 0.10% due 03/01/2025(1)	EUR	5,093,872	6,304,623
Government of France Bonds 0.10% due 03/01/2026*(1)	EUR	3,567,690	4,570,395
Government of France Bonds 0.10% due 07/25/2031*(1)	EUR	7,656,900	10,483,204
Government of France Bonds 0.25% due 07/25/2024(1)	EUR	15,324,137	19,225,548
Government of France Bonds 2.10% due 07/25/2023*(1)	EUR	6,927,594	8,652,518
Government of Japan Bonds 0.10% due 03/10/2025(1)	JPY	473,733,100	4,330,192
Government of Japan Bonds 0.10% due 03/10/2027(1)	JPY	2,097,523,078	19,359,142
Government of Japan Bonds 0.10% due 03/10/2028(1)	JPY	364,305,600	3,361,386
Government of New Zealand Notes 2.00% due 09/20/2025(1)	NZD	2,629,100	1,976,456
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	1,210,000	1,639,035
Kingdom of Spain Senior Notes 0.65% due 11/30/2027*(1)	EUR	3,198,060	4,287,764
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	440,000	493,110
Republic of Italy Senior Notes 2.35% due 09/15/2024*(1)	EUR	18,565,155	24,379,726
Republic of Italy Senior Notes 2.60% due 09/15/2023*(1)	EUR	9,034,993	11,533,183
Security Description	Principal Amount(14)		Value (Note 2)
Sovereign (continued)
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024(1)	GBP	9,828,078	$14,603,933
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2026(1)	GBP	5,892,759	9,262,455
United Kingdom Gilt Treasury Bonds 2.50% due 07/17/2024(1)	GBP	11,137,183	17,706,728
Total Foreign Government Obligations (cost $205,136,612)			214,280,292
U.S. GOVERNMENT AGENCIES — 2.6%
Federal Home Loan Mtg. Corp. — 0.7%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2019-HQA3, Class M2 1.94% (1 ML + 1.85%) due 09/25/2049*(2)		961,002	965,192
Series 2018-HQA1, Class M2 2.39% (1 ML+2.30%) due 09/25/2030(2)		2,309,367	2,340,517
Series 2019-HQA1, Class M2 2.44% (1 ML + 2.35%) due 02/25/2049*(2)		1,118,456	1,130,742
			4,436,451
Federal National Mtg. Assoc. — 1.9%
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2018-C03, Class 1M2 2.24% (1 ML+2.15%) due 10/25/2030(2)		2,677,167	2,712,562
Series 2019-R03, Class 1M2 2.24% (1 ML+2.15%) due 09/25/2031*(2)		160,373	161,332
Series 2018-C02, Class 2M2 2.29% (1 ML+2.20%) due 08/25/2030(2)		2,360,624	2,390,665
Series 2018-C01, Class 1M2 2.34% (1 ML+2.25%) due 07/25/2030(2)		2,485,355	2,517,836
Series 2018-C05, Class 1M2 2.44% (1 ML+2.35%) due 01/25/2031(2)		2,837,948	2,879,152
Series 2018-R07, Class 1M2 2.49% (1 ML+2.40%) due 04/25/2031*(2)		183,275	184,130
Series 2018-C04, Class 2M2 2.64% (1 ML+2.55%) due 12/25/2030(2)		2,510,212	2,554,419
			13,400,096
Total U.S. Government Agencies (cost $17,859,717)			17,836,547

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 52.9%
United States Treasury Bonds — 2.9%
0.13% due 02/15/2051 TIPS(1)	$487,520	$531,206
0.25% due 02/15/2050 TIPS(1)	4,792,559	5,368,415
0.75% due 02/15/2045 TIPS(1)	1,808,274	2,214,053
0.88% due 02/15/2047 TIPS(1)	2,578,156	3,287,215
1.00% due 02/15/2048 TIPS(1)	1,350,430	1,782,374
1.00% due 02/15/2049 TIPS(1)	634,573	845,990
1.75% due 08/15/2041	6,145,000	5,859,834
		19,889,087
United States Treasury Notes TIPS(1) — 50.0%
0.13% due 07/15/2026	24,796,281	27,044,413
0.13% due 07/15/2030	36,010,772	39,678,431
0.13% due 07/15/2031	8,534,443	9,386,999
0.25% due 07/15/2029	52,688,556	58,553,588
0.38% due 01/15/2027	22,322,952	24,638,668
0.50% due 01/15/2028	3,784,572	4,234,778
0.63% due 01/15/2026(9)	60,433,966	66,692,974
0.75% due 07/15/2028	14,201,705	16,249,673
0.88% due 01/15/2029(9)	85,514,087	98,724,232
		345,203,756
Total U.S. Government Treasuries (cost $351,234,222)		365,092,843
ASSET BACKED SECURITIES — 4.9%
Diversified Financial Services — 4.9%
AASET Trust Series 2020-1A, Class A 3.35% due 01/16/2040*	282,013	278,762
Atrium XIII FRS Series 13A, Class A1 1.32% (3 ML+1.18%) due 11/21/2030*(7)	3,700,000	3,700,932
Bain Capital Credit CLO, Ltd. FRS Series 2019-1A, Class AR 1.26% (3 ML+1.13%)
due 04/19/2034*(7)	1,370,000	1,369,656
BANK VRS Series 2019-BN18, Class XA 1.04% due 05/15/2062(3)(4)(5)	6,956,977	406,978
BANK VRS Series 2020-BN29, Class XA 1.46% due 11/15/2053(3)(4)(5)	7,181,081	727,357
Bear Stearns ARM Trust VRS Series 2005-6, Class 3A1 2.34% due 08/25/2035(2)(3)	630,026	630,987
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.39% due 03/15/2062(3)(4)(5)	$7,604,124	$552,878
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.64% due 01/15/2054(3)(4)(5)	2,711,107	319,429
BlueMountain CLO XXXI, Ltd. FRS Series 2021-31A, Class A1 1.28% (3 ML+1.15%) due 04/19/2034*(7)	1,980,000	1,979,501
CF Hippolyta LLC Series 2020-1, Class A1 1.69% due 07/15/2060*	797,546	808,161
CSMC Trust VRS Series 2021-RPL4, Class A1 1.80% due 12/27/2060*(2)(3)	216,036	216,714
CSMC Trust VRS Series 2021-RPL2, Class M3 3.48% due 01/25/2060*(2)(3)	279,423	287,282
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.83% due 09/15/2053(3)(4)(5)	2,091,782	204,202
Dryden Senior Loan Fund FRS Series 2015-41A, Class AR 1.09% (3 ML+0.97%) due 04/15/2031*(7)	2,045,000	2,047,605
Dryden Senior Loan Fund FRS Series 2015-37A, Class AR 1.22% (3 ML+1.10%) due 01/15/2031*(7)	2,500,000	2,501,487
LCM XX LP FRS Series –20A, Class AR 1.17% (3 ML+1.04%) due 10/20/2027*(7)	933,096	933,206
Legacy Mtg. Asset Trust Series 2021-GS2, Class A1 1.75% due 04/25/2061*(2)(6)	445,231	445,663
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.25% (3 ML + 1.12%) due 07/17/2034*(7)	820,000	819,784
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	600,000	601,707

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(2)(3)	$699,908	$700,262
Preston Ridge Partners Mtg. Series 2020-6, Class A1 2.36% due 11/25/2025*(2)(6)	240,552	241,922
PRPM LLC Series 2021-5, Class A1 1.79% due 06/25/2026*(2)(6)	405,433	405,783
PRPM LLC Series 2021-3, Class A1 1.87% due 04/25/2026*(2)(6)	660,387	663,187
PRPM LLC Series 2021-4, Class A1 1.87% due 04/25/2026*(2)(6)	861,862	860,618
Regatta VI Funding, Ltd. FRS Series 2016-1A, Class AR2 1.29% (3 ML+1.16%) due 04/20/2034*(7)	1,450,000	1,449,635
RR 1 LLC FRS Series 2017-1A, Class A1AB 1.27% (3 ML + 1.15%) due 07/15/2035*(7)	845,000	844,800
RR 16, Ltd. FRS Series 2021-16A, Class A1 1.19% (3 ML + 1.11%) due 07/15/2036*(7)	1,425,000	1,424,641
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.21% (3 ML+1.07%) due 04/25/2034*(7)	1,620,000	1,619,590
Starwood Mtg. Residential Trust VRS Series 2021-2, Class A1 0.94% due 05/25/2065*(2)(3)	213,532	213,383
Tesla Auto Lease Trust Series 2019-A, Class E 5.48% due 05/22/2023*	580,000	603,689
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(2)(3)	1,583,362	1,614,087
Traingle Re, Ltd. FRS Series 2020-1, Class M1A 3.09% (1 ML+3.00%) due 10/25/2030*(2)	200,735	200,735
VCAT LLC Series 2021-NPL2, Class A1 2.12% due 03/27/2051*(6)	221,759	222,372
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.36% (3 ML+1.24%) due 04/15/2034*(7)	$640,000	$639,839
Vericrest Opportunity Loan Transferee Series 2021-NPL7, Class A1 2.12% due 04/25/2051*(6)	219,789	220,295
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(2)(3)	519,985	520,762
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(6)	758,366	759,051
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.34% (3 ML+1.17%) due 07/20/2032*(7)	1,285,000	1,284,675
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	515,000	522,430
Wingstop Funding LLC Series 2020-1A, Class A2 2.84% due 12/05/2050*	203,975	209,724
Total Asset Backed Securities (cost $33,991,899)		34,053,771
U.S. CORPORATE BONDS & NOTES — 2.7%
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	237,000	246,184
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	890,000	907,800
Cable/Satellite TV — 0.1%
CSC Holdings LLC Company Guar. Notes 3.38% due 02/15/2031*	870,000	809,100
Computer Services — 0.2%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	1,200,000	1,230,144
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	875,000	900,550
Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	888,000	931,290

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 2.45% due 02/15/2031*	$1,300,000	$1,259,401
Finance-Leasing Companies — 0.2%
BOC Aviation USA Corp. Company Guar. Notes 1.63% due 04/29/2024*	1,000,000	1,007,635
Food-Meat Products — 0.2%
NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026	1,110,000	1,181,040
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	870,000	868,913
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	830,000	861,125
Internet Security — 0.0%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	200,000	203,188
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.63% due 12/15/2029	815,000	888,350
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	696,000	713,400
Oil Companies-Exploration & Production — 0.2%
Hess Corp. Senior Notes 7.88% due 10/01/2029	925,000	1,260,444
Oil Refining & Marketing — 0.2%
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	1,250,000	1,258,091
Pipelines — 0.2%
Energy Transfer Operating LP Senior Notes 5.80% due 06/15/2038	1,100,000	1,343,379
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	633,000	656,738
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	500,000	502,500
Security Description	Principal Amount(14)	Value (Note 2)
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	$1,200,000	$1,302,432
Total U.S. Corporate Bonds & Notes (cost $18,310,711)		18,331,704
FOREIGN CORPORATE BONDS & NOTES — 0.3%
Energy-Alternate Sources — 0.0%
FS Luxembourg Sarl Senior Sec. Notes 10.00% due 12/15/2025*	200,000	220,252
Networking Products — 0.0%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	195,000	214,012
Oil Companies-Integrated — 0.3%
Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031	1,035,000	1,121,164
Petroleos Mexicanos Company Guar. Notes 5.95% due 01/28/2031	610,000	591,334
		1,712,498
Total Foreign Corporate Bonds & Notes (cost $2,187,567)		2,146,762
LOANS(10)(11)(12) — 4.9%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL 3.63% (3 ML +3.50%) due 08/21/2026	279,300	273,238
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-F 2.33% (1 ML +2.25%) due 12/09/2025	291,047	287,257
Airlines — 0.1%
Air Canada FRS BTL-B 4.25% (3 ML +3.50%) due 08/11/2028	100,000	100,375
SkyMiles IP, Ltd. FRS BTL 4.75% (3 ML +3.75%) due 10/20/2027	120,000	127,500
United Airlines, Inc. FRS BTL-B 4.50% (3 ML +3.75%) due 04/21/2028	139,300	140,151
WestJet Airlines, Ltd. FRS BTL-B 4.00% (3 ML +3.00%) due 12/11/2026	152,288	148,544
		516,570

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)		Value (Note 2)
LOANS(10)(11)(12) (continued)
Apparel Manufacturers — 0.0%
Birkenstock GmbH & Co. FRS BTL-B 4.25% (3 ML +3.75%) due 04/28/2028		$134,663	$134,466
Applications Software — 0.1%
RealPage, Inc. FRS 1st Lien 3.75% (1 ML +3.25%) due 04/24/2028		360,000	358,691
SS&C Technologies, Inc. FRS BTL-B5 1.83% (1 ML +1.75%) due 04/16/2025		625,078	618,685
			977,376
Auto Repair Centers — 0.0%
Belron Finance US LLC FRS BTL-B 2.38% (3 ML +2.25%) due 11/13/2025		184,775	183,620
Auto/Truck Parts & Equipment-Original — 0.1%
Clarios Global LP FRS BTL-B 3.25% (1 ME +3.25%) due 04/30/2026	EUR	241,688	277,072
Clarios Global LP FRS BTL-B 3.33% (1 ML +3.25%) due 04/30/2026		169,042	168,197
			445,269
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 3.58% (1 ML +3.50%) due 04/10/2028		134,663	134,614
Bicycle Manufacturing — 0.0%
SRAM LLC FRS BTL-B 3.25% (1 ML +2.75%) due 05/18/2028		4,545	4,536
SRAM LLC FRS BTL-B 3.25% (3 ML +2.75%) due 05/18/2028		90,910	90,720
			95,256
Broadcast Services/Program — 0.0%
NEP Group, Inc. FRS BTL 3.33% (1 ML +3.25%) due 10/20/2025		106,975	102,874
Nexstar Broadcasting, Inc. FRS BTL-B4 2.59% (1 ML +2.50%) due 09/18/2026		168,235	167,995
			270,869
Security Description	Principal Amount(14)	Value (Note 2)
Building & Construction Products-Misc. — 0.0%
ACProducts Holdings, Inc. FRS BTL-B 4.75% (3 ML +4.25%) due 05/17/2028	$264,338	$263,865
Building Products-Air & Heating — 0.0%
Ingersoll-Rand Services Co. FRS BTL-B 1.83% (1 ML +1.75%) due 03/01/2027	177,300	174,862
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 2.58% (1 ML +2.50%) due 02/01/2027	246,869	244,709
Building Products-Doors & Windows — 0.1%
Cornerstone Building Brands, Inc. FRS BTL-B 3.75% (1 ML +3.25%) due 04/12/2028	882,757	879,998
Building-Heavy Construction — 0.1%
PowerTeam Services LLC FRS BTL 4.25% (3 ML +3.25%) due 03/06/2025	297,751	295,071
Cable/Satellite TV — 0.2%
Cable One, Inc. FRS BTL-B4 2.08% (1 ML +2.00%) due 05/03/2028	244,388	242,631
CSC Holdings LLC FRS BTL 2.33% (1 ML +2.25%) due 01/15/2026	609,375	600,488
UPC Financing Partnership FRS BTL 3.08% (1 ML +3.00%) due 01/31/2029	240,000	239,400
		1,082,519
Casino Hotels — 0.1%
Boyd Gaming Corp. FRS BTL-B 2.32% (1 WL +2.25%) due 09/15/2023	244,942	244,608
Caesars Resort Collection LLC FRS BTL-B 2.83% (1 ML +2.75%) due 12/23/2024	339,421	337,193
		581,801
Cellular Telecom — 0.1%
Numericable Group SA FRS BTL-B 3.81% (3 ML +3.69%) due 01/31/2026	194,444	192,622

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)		Value (Note 2)
LOANS(10)(11)(12) (continued)
Cellular Telecom (continued)
Xplornet Communication, Inc. FRS BTL coupon TBD due 10/02/2028		$125,000	$124,687
			317,309
Chemicals-Specialty — 0.2%
ASP Unifrax Holdings, Inc. FRS BTL-B1 3.88% (3 ML +3.75%) due 12/12/2025		312,360	307,831
Diamond BC BV FRS BTL-B coupon TBD due 09/29/2028		350,000	350,263
Element Solutions, Inc. FRS BTL-B 2.08% (1 ML +2.00%) due 01/31/2026		165,351	164,989
Starfruit US HoldCo. LLC FRS BTL-B 2.83% (1 ML +2.75%) due 10/01/2025		103,460	102,665
Starfruit Finco BV FRS BTL-B 3.00% (1 ME +3.00%) due 10/01/2025	EUR	94,413	108,150
			1,033,898
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B1 4.25% (3 ML +3.25%) due 03/03/2025		195,821	174,363
Brightview Landscapes LLC FRS BTL-B 2.63% (1 ML +2.50%) due 08/15/2025		170,163	169,241
WW International, Inc. FRS BTL-B 4.00% (1 ML +3.50%) due 04/13/2028		139,650	139,326
			482,930
Commercial Services-Finance — 0.1%
EVO Payments International LLC FRS BTL 3.34% (1 ML +3.25%) due 12/22/2023		179,176	178,818
MPH Acquisition Holdings LLC FRS BTL-B 4.75% (3 ML +4.25%) due 09/01/2028		250,000	247,188
Security Description	Principal Amount(14)	Value (Note 2)
Commercial Services-Finance (continued)
WEX, Inc. FRS BTL 2.33% (1 ML +2.25%) due 03/31/2028	$288,550	$287,107
		713,113
Computer Services — 0.1%
Peraton Corp. FRS BTL-B 4.50% (1 ML +3.75%) due 02/01/2028	144,275	144,301
Science Applications International Corp. FRS BTL-B 1.96% (1 ML +1.88%) due 10/31/2025	369,550	370,012
Tempo Acquisition LLC FRS BTL-B 3.33% (1 ML +3.25%) due 11/02/2026	128,085	128,309
		642,622
Consulting Services — 0.1%
AlixPartners LLP FRS BTL-B 3.25% (1 ML +2.75%) due 02/04/2028	223,875	223,091
Ensemble RCM LLC FRS BTL 3.88% (3 ML +3.75%) due 08/03/2026	114,127	114,341
		337,432
Consumer Products-Misc. — 0.0%
Reynolds Consumer Products LLC FRS BTL 1.83% (1 ML +1.75%) due 02/04/2027	86,379	86,127
Containers-Metal/Glass — 0.0%
Berlin Packaging LLC FRS BTL-B 4.25% (1 ML +3.75%) due 03/11/2028	217,944	217,360
Berlin Packaging LLC FRS BTL-B 4.25% (3 ML +3.75%) due 03/11/2028	47,056	46,930
		264,290
Containers-Paper/Plastic — 0.1%
Flex Acquisition Co., Inc. FRS BTL 4.00% (3 ML +3.50%) due 03/02/2028	194,219	193,734
Pretium Packaging Holdings, Inc. FRS 1st Lien coupon TBD due 10/02/2028	100,000	100,083

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)		Value (Note 2)
LOANS(10)(11)(12) (continued)
Containers-Paper/Plastic (continued)
Proampac PG Borrower LLC FRS BTL 4.50% (3 ML +3.75%) due 11/03/2025		$191,264	$191,455
Proampac PG Borrower LLC FRS BTL 4.50% (1 ML +3.75%) due 11/03/2025		72,337	72,410
			557,682
Cosmetics & Toiletries — 0.1%
Sunshine Luxembourg VII SARL FRS BTL-B3 4.50% (3 ML +3.75%) due 10/01/2026		354,618	355,340
Data Processing/Management — 0.1%
Dun & Bradstreet Corp. FRS BTL 3.34% (1 ML +3.25%) due 02/06/2026		261,040	260,574
Evertec Group LLC FRS BTL-B 3.58% (1 ML +3.50%) due 11/27/2024		310,257	310,257
			570,831
Diagnostic Equipment — 0.1%
Avantor Funding, Inc. FRS BTL-B 2.75% (1 ME +2.75%) due 06/12/2028	EUR	99,750	115,347
Avantor Funding, Inc. FRS BTL-B5 2.75% (1 ML +2.25%) due 11/08/2027		273,625	273,967
			389,314
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS BTL 3.58% (1 ML +3.50%) due 12/17/2026		142,473	142,137
Disposable Medical Products — 0.1%
Medline Industries, Inc. FRS BTL-B coupon TBD due 10/23/2028		325,000	323,375
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. FRS BTL 2.08% (1 ML +2.00%) due 01/15/2027		264,600	262,768
Security Description	Principal Amount(14)	Value (Note 2)
Distribution/Wholesale (continued)
Univar Solutions USA, Inc. FRS BTL-B5 2.08% (1 ML +2.00%) due 07/01/2026	$98,250	$97,936
		360,704
Electronic Parts Distribution — 0.0%
Ingram Micro, Inc. FRS BTL-B 4.00% (3 ML +3.50%) due 06/30/2028	174,563	174,905
Enterprise Software/Service — 0.1%
Dcert Buyer, Inc. FRS BTL-B 4.08% (1 ML +4.00%) due 10/16/2026	201,925	201,889
MA FinanceCo. LLC FRS BTL-B 2.83% (1 ML +2.75%) due 06/21/2024	24,267	23,994
Seattle SpinCo, Inc. FRS BTL-B3 2.83% (1 ML +2.75%) due 06/21/2024	163,879	162,035
UKG, Inc. FRS BTL 4.00% (3 ML +3.25%) due 05/04/2026	99,002	99,175
Ultimate Software Group, Inc. FRS 1st Lien 3.83% (1 ML +3.75%) due 05/04/2026	98,000	98,196
		585,289
Entertainment Software — 0.0%
Playtika Holding Corp. FRS BTL 2.83% (1 ML +2.75%) due 03/13/2028	139,300	139,169
Finance-Credit Card — 0.1%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.08% (1 ML +3.00%) due 06/15/2025	291,709	289,260
FleetCor Technologies Operating Co., LLC FRS BTL-B4 1.83% (1 ML +1.75%) due 04/28/2028	154,613	154,116
		443,376
Finance-Investment Banker/Broker — 0.1%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML +3.75%) due 04/09/2027	306,125	306,836

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
LOANS(10)(11)(12) (continued)
Food-Baking — 0.1%
Hostess Brands, LLC FRS BTL 3.00% (3 ML +2.25%) due 08/03/2025	$211,257	$210,494
Hostess Brands, LLC FRS BTL 3.00% (1 ML +2.25%) due 08/03/2025	79,781	79,493
		289,987
Food-Catering — 0.1%
Aramark Services, Inc. FRS BTL-B1 1.83% (1 ML +1.75%) due 03/11/2025	375,000	366,328
Food-Misc./Diversified — 0.0%
8th Avenue Food & Provisions, Inc. FRS BTL 3.84% (1 ML +3.75%) due 10/01/2025	146,250	143,599
Froneri US, Inc. FRS BTL 2.33% (1 ML +2.25%) due 01/29/2027	108,625	107,250
		250,849
Food-Wholesale/Distribution — 0.1%
US Foods, Inc. FRS BTL-B 1.83% (1 ML +1.75%) due 06/27/2023	290,432	288,537
US Foods, Inc. FRS BTL-B 2.08% (1 ML +2.00%) due 09/13/2026	166,600	164,448
		452,985
Gambling (Non-Hotel) — 0.0%
Golden Entertainment, Inc. FRS 1st Lien 3.75% (1 ML +3.00%) due 10/21/2024	85,013	84,694
Gas-Distribution — 0.1%
UGI Energy Services LLC FRS BTL-B 3.83% (1 ML +3.75%) due 08/13/2026	298,138	298,324
Golf — 0.0%
MajorDrive Holdings IV LLC FRS BTL-B 4.50% (3 ML +4.00%) due 06/01/2028	164,588	164,845
Security Description	Principal Amount(14)		Value (Note 2)
Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC FRS BTL-B 1.84% (1 ML +1.75%) due 06/22/2026		$136,839	$135,608
Industrial Automated/Robotic — 0.0%
Concorde Midco, Ltd. FRS BTL-B 4.00% (6 ME +4.00%) due 03/01/2028	EUR	100,000	115,726
Industrial Gases — 0.0%
Messer Industries USA, Inc. FRS BTL 2.58% (3 ML +2.50%) due 03/02/2026		185,826	184,781
Messer Industries GmbH FRS BTL-B 2.50% (3 ME +2.50%) due 03/02/2026	EUR	72,222	83,096
			267,877
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 2.88% (3 ML +2.75%) due 04/25/2025		266,729	264,118
USI, Inc. FRS BTL 3.13% (3 ML +3.00%) due 05/16/2024		267,342	265,432
			529,550
Insurance-Multi-line — 0.0%
Acrisure LLC FRS BTL-B 3.63% (3 ML +3.50%) due 02/15/2027		158,791	156,938
Insurance-Property/Casualty — 0.2%
Asurion LLC FRS BTL-B1 3.33% (1 ML +3.25%) due 12/23/2026		161,366	158,878
Asurion LLC FRS BTL-B3 5.33% (1 ML +5.25%) due 01/31/2028		145,000	144,487
Asurion LLC FRS BTL-B4 5.33% (1 ML +5.25%) due 01/15/2029		125,000	124,479
Sedgwick Claims Management Services, Inc. FRS BTL 3.33% (1 ML +3.25%) due 12/31/2025		520,288	515,979

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)		Value (Note 2)
LOANS(10)(11)(12) (continued)
Insurance-Property/Casualty (continued)
Sedgwick Claims Management Services, Inc. FRS BTL-B 3.83% (1 ML +3.75%) due 09/03/2026		$195,500	$194,938
			1,138,761
Internet Content-Entertainment — 0.0%
Adevinta ASA FRS BTL-B 3.25% (3 ME +3.25%) due 06/26/2028	EUR	100,000	115,658
Internet Security — 0.0%
Proofpoint, Inc. FRS 1st Lien 3.75% (3 ML +3.25%) due 08/31/2028		160,000	159,022
Investment Management/Advisor Services — 0.1%
NFP Corp. FRS BTL 3.33% (1 ML +3.25%) due 02/15/2027		126,421	125,025
Russell Investments US Institutional Holdco, Inc. FRS BTL 4.50% (3 ML +3.50%) due 05/30/2025		250,000	250,260
			375,285
Leisure Products — 0.0%
Hayward Industries, Inc. FRS BTL 3.00% (1 ML +2.50%) due 05/30/2028		199,500	198,823
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.25% (1 ML +2.75%) due 08/01/2025		97,754	97,021
Machinery-General Industrial — 0.1%
Altra Industrial Motion Corp. FRS BTL-B 2.08% (1 ML +2.00%) due 10/01/2025		166,381	165,861
Vertical US Newco, Inc. FRS BTL-B 4.00% (6 ML +3.50%) due 07/30/2027		217,808	218,182
			384,043
Security Description	Principal Amount(14)		Value (Note 2)
Machinery-Pumps — 0.0%
CIRCOR International, Inc. FRS BTL-B 4.25% (1 ML +3.25%) due 12/11/2024		$244,936	$244,094
Medical Information Systems — 0.1%
Zelis Payments Buyer, Inc. FRS BTL 3.59% (1 ML +3.50%) due 09/30/2026		393,030	391,065
Medical Labs & Testing Services — 0.2%
Envision Healthcare Corp. FRS 1st Lien 3.83% (1 ML +3.75%) due 10/10/2025		671,025	595,535
ICON Luxembourg Sarl FRS BTL 3.00% (3 ML +2.50%) due 07/03/2028		79,854	80,120
LGC Group Holdings, Ltd. FRS BTL-B 3.00% (1 ME +3.00%) due 04/21/2027	EUR	100,000	113,567
PRA Health Sciences, Inc. FRS BTL 3.00% (3 ML +2.50%) due 07/03/2028		19,896	19,962
Quintiles IMS, Inc. FRS BTL-B 1.83% (1 ML +1.75%) due 03/07/2024		190,510	189,875
			999,059
Medical Products — 0.0%
Agiliti Health, Inc. FRS BTL-B coupon TBD due 01/04/2026		100,000	99,375
Agiliti Health, Inc. FRS BTL-B 2.88% (1 ML +2.75%) due 01/04/2026		122,188	121,424
			220,799
Medical-Biomedical/Gene — 0.0%
HCRX Investments Holdco LP FRS BTL-B coupon TBD due 07/14/2028		100,000	99,625
Medical-Drugs — 0.2%
Bausch Health Americas, Inc. FRS BTL 2.83% (1 ML +2.75%) due 11/27/2025		568,795	566,856

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
LOANS(10)(11)(12) (continued)
Medical-Drugs (continued)
Endo Luxembourg Finance Co. I SARL FRS BTL 5.75% (3 ML +5.00%) due 03/27/2028	$169,932	$166,279
Jazz Financing Lux SARL FRS BTL 4.00% (1 ML +3.50%) due 05/05/2028	229,425	229,712
Organon & Co. FRS BTL 3.50% (3 ML +3.00%) due 06/02/2028	374,063	374,647
		1,337,494
Medical-Hospitals — 0.1%
Surgery Center Holdings, Inc. FRS BTL 4.50% (1 ML +3.75%) due 08/31/2026	473,906	474,367
Medical-Nursing Homes — 0.0%
ADMI Corp. FRS BTL-B2 3.63% (1 ML +3.13%) due 12/23/2027	124,375	123,198
ADMI Corp. FRS BTL-B3 4.00% (1 ML +3.50%) due 12/23/2027	100,000	99,786
		222,984
Medical-Wholesale Drug Distribution — 0.0%
Milano Acquisition Corp. FRS BTL-B 4.75% (3 ML +4.00%) due 10/01/2027	213,636	213,970
Multimedia — 0.0%
EW Scripps Co. FRS BTL-B3 3.75% (1 ML +3.00%) due 01/07/2028	86,750	86,858
Patient Monitoring Equipment — 0.0%
Insulet Corp. FRS BTL-B 3.75% (1 ML +3.25%) due 05/04/2028	99,750	99,906
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML +2.50%) due 03/01/2024	611	610
Security Description	Principal Amount(14)	Value (Note 2)
Pharmacy Services (continued)
Change Healthcare Holdings LLC FRS BTL 3.50% (3 ML +2.50%) due 03/01/2024	$68,516	$68,422
		69,032
Pipelines — 0.1%
BCP Renaissance Parent LLC FRS BTL-B 4.50% (3 ML +3.50%) due 10/31/2024	160,029	158,514
Grizzly Finco FRS BTL 3.39% (3 ML +3.25%) due 10/01/2025	227,950	227,190
Lower Cadence Holdings LLC FRS BTL-B 4.08% (1 ML +4.00%) due 05/22/2026	97,747	97,625
Medallion Midland Acquisition LLC FRS BTL 4.25% (1 ML +3.25%) due 10/30/2024	145,466	144,484
		627,813
Professional Sports — 0.1%
Delta 2 Luxembourg SARL FRS BTL-B3 3.50% (1 ML +2.50%) due 02/01/2024	750,000	747,304
Protection/Safety — 0.0%
APX Group, Inc. FRS BTL-B 4.00% (1 ML +3.50%) due 07/10/2028	185,000	184,409
Racetracks — 0.0%
Penn National Gaming, Inc. FRS BTL 3.00% (1 ML +2.25%) due 10/15/2025	195,889	195,693
Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. FRS BTL 1.83% (1 ML +1.75%) due 10/31/2025	999,200	1,002,947
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc. FRS BTL-B 5.00% (3 ML +4.25%) due 04/15/2028	219,450	219,621

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
LOANS(10)(11)(12) (continued)
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL-B 3.25% (1 ML +2.75%) due 10/19/2027	$222,049	$221,822
Retail-Automobile — 0.0%
Belron Finance US LLC FRS BTL-B 3.25% (3 ML +2.75%) due 04/13/2028	119,400	118,803
Retail-Building Products — 0.1%
Beacon Roofing Supply, Inc. FRS BTL-B 2.33% (1 ML +2.25%) due 05/19/2028	296,478	294,466
LBM Acquisition LLC FRS BTL-B2 coupon TBD due 12/17/2027	71,667	70,878
LBM Acquisition LLC FRS BTL-B2 4.50% (1 ML +3.75%) due 12/17/2027	142,974	141,401
SRS Distribution, Inc. FRS BTL-B 4.25% (3 ML +3.75%) due 06/02/2028	295,000	294,816
White Cap Buyer LLC FRS BTL-B 4.50% (1 ML +4.00%) due 10/19/2027	119,100	119,348
		920,909
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 5.13% (3 ML +5.00%) due 04/16/2026	195,500	186,116
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. FRS BTL-B 4.50% (3 ML +3.75%) due 02/11/2028	100,000	100,161
Retail-Petroleum Products — 0.0%
EG America LLC FRS BTL 4.75% (3 ML +4.25%) due 03/31/2026	52,320	52,238
EG America LLC FRS BTL 4.75% (6 ML +4.25%) due 03/31/2026	102,168	102,008
		154,246
Security Description	Principal Amount(14)		Value (Note 2)
Retail-Restaurants — 0.1%
IRB Holding Corp. FRS BTL-B 3.75% (3 ML +2.75%) due 02/05/2025		$286,106	$285,589
Restaurant Brand International FRS BTL-B 1.84% (1 ML +1.75%) due 11/19/2026		268,205	264,469
			550,058
Retail-Sporting Goods — 0.0%
Great Outdoors Group LLC FRS BTL-B 5.00% (3 ML +4.25%) due 03/06/2028		243,162	244,124
Security Services — 0.1%
Verisure Holding AB FRS BTL-B 3.25% (3 ME +3.25%) due 07/20/2026	EUR	155,000	178,400
Verisure Holding AB FRS BTL 3.25% (3 ME +3.25%) due 03/27/2028	EUR	305,000	351,088
			529,488
Semiconductor Equipment — 0.1%
Cabot Microelectronics Corp. FRS BTL-B 2.13% (1 ML +2.00%) due 11/17/2025		395,492	394,833
Telecom Services — 0.0%
MTN Infrastructure TopCo, Inc. FRS BTL 4.00% (1 ML +3.00%) due 11/15/2024		170,151	169,598
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 2.33% (1 ML +2.25%) due 03/15/2027		167,025	165,053
Television — 0.1%
Gray Television, Inc. FRS BTL-C 2.59% (1 ML +2.50%) due 01/02/2026		556,516	554,256
Theaters — 0.1%
Crown Finance US, Inc. FRS BTL 3.50% (3 ML +2.50%) due 02/28/2025		608,794	500,226

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares/ Principal Amount(14)	Value (Note 2)
LOANS(10)(11)(12) (continued)
Theaters (continued)
Crown Finance US, Inc. FRS BTL-B1 9.25% (3 ML +8.25%) due 05/23/2024	$26,253	$28,091
		528,317
Therapeutics — 0.0%
Horizon Therapeutics USA, Inc. FRS BTL-B 2.50% (1 ML +2.00%) due 03/15/2028	164,175	163,834
Transactional Software — 0.0%
Solera LLC FRS BTL-B 4.50% (3 ML +4.00%) due 06/02/2028	240,000	240,480
Transport-Services — 0.0%
Savage Enterprises, LLC FRS BTL-B coupon TBD due 09/15/2028	209,475	209,684
Transport-Truck — 0.0%
Pods, LLC FRS BTL-B 3.75% (1 ML +3.00%) due 03/31/2028	99,500	99,482
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. FRS BTL 1.84% (1 ML +1.75%) due 08/01/2027	236,645	233,687
Web Hosting/Design — 0.0%
Go Daddy Operating Co. LLC FRS BTL-B 1.83% (1 ML +1.75%) due 02/15/2024	109,183	108,463
Go Daddy Operating Co. LLC FRS BTL-B4 2.08% (1 ML +2.00%) due 08/10/2027	113,563	112,824
		221,287
Total Loans (cost $34,349,180)		34,093,641
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.† (cost $0)	56	238
Security Description	Shares/ Principal Amount(14)	Value (Note 2)
ESCROWS AND LITIGATION TRUSTS — 0.0%
Ion Media Networks, Inc.†(8) (cost $0)	233	$2,802
Total Long-Term Investment Securities (cost $663,069,908)		685,838,600
REPURCHASE AGREEMENTS — 1.3%
Bank of America Securities LLC Joint Repurchase Agreement(13)	$2,105,000	2,105,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)	1,460,000	1,460,000
BNP Paribas SA Joint Repurchase Agreement(13)	1,265,000	1,265,000
Deutsche Bank AG Joint Repurchase Agreement(13)	2,255,000	2,255,000
RBS Securities, Inc. Joint Repurchase Agreement(13)	2,240,000	2,240,000
Total Repurchase Agreements (cost $9,325,000)		9,325,000
TOTAL INVESTMENTS (cost $672,394,908)(15)	100.6%	695,163,600
Liabilities in excess of other assets	(0.6)	(4,665,909)
NET ASSETS	100.0%	$690,497,691

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2021, the aggregate value of these securities was $108,598,465 representing 15.7% of net assets.

†  Non-income producing security

(1)  Principal amount of security is adjusted for inflation.

(2)  Collateralized Mortgage Obligation

(3)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)  Commercial Mortgage Backed Security

(5)  Interest Only

(6)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2021.

(7)  Collateralized Loan Obligation

(8)  Securities classified as Level 3 (see Note 2).

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(10)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

(11)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(12)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)  See Note 2 for details of Joint Repurchase Agreements.

(14)  Denominated in United States dollars unless otherwise indicated.

(15)  See Note 4 for cost of investments on a tax basis.

AUD — Australian Dollar

BTL — Bank Term Loan

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at September 30, 2021 and unless otherwise indicated, the dates shown are the original maturity dates.

Index Legend

1 ME — 1 Month Euribor

1 ML — 1 Month USD LIBOR

1 WL — 1 Week USD LIBOR

3 ME — 3 Month Euribor

3 ML — 3 Month USD LIBOR

6 ME — 6 Month Euribor

6 ML — 6 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
41	Short	Australian 10 Year Bonds	December 2021	$4,274,221	$4,193,381	$80,840
166	Short	Canadian 10 Year Bonds	December 2021	19,236,531	18,761,172	475,359
14	Short	Euro-BUXL 30 Year Bonds	December 2021	3,403,913	3,297,544	106,369
12	Short	Euro-BTP	December 2021	2,120,880	2,112,135	8,745
20	Short	Euro-Bund	December 2021	3,979,815	3,934,220	45,595
389	Short	U.S. Treasury 5 Year Notes	December 2021	48,029,974	47,746,711	283,263
9	Short	U.S. Treasury 10 Year Notes	December 2021	1,198,671	1,184,484	14,187
83	Short	U.S. Treasury 10 Year Ultra Bonds	December 2021	12,065,670	12,055,750	9,920
126	Short	U.S. Treasury Ultra Bonds	December 2021	24,836,629	24,073,875	762,754
						$1,787,032
						Unrealized (Depreciation)
20	Long	Euro-OAT	December 2021	$3,913,168	$3,844,562	$(68,606)
93	Long	U.S. Treasury Long Bonds	December 2021	15,203,623	14,807,344	(396,279)
						$(464,885)
Net Unrealized Appreciation (Depreciation)						$1,322,147

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	AUD	22,767,170	USD	16,519,790	10/29/2021	$58,583	$—
	CAD	19,054,000	USD	15,039,303	10/29/2021	—	(3,519)
	GBP	30,368,000	USD	41,600,331	10/29/2021	681,214	—
						739,797	(3,519)
Citibank N.A.	EUR	98,793,519	USD	115,761,899	10/29/2021	1,270,966	—
	NZD	2,602,000	USD	1,825,062	10/29/2021	29,018	—
						1,299,984	—
Goldman Sachs International	GBP	548,000	USD	738,902	10/29/2021	504	—
Morgan Stanley & Co., Inc.	JPY	2,949,383,000	USD	26,636,048	10/29/2021	131,063	—
UBS AG	JPY	60,800,000	USD	544,998	10/29/2021	—	(1,389)
Unrealized Appreciation (Depreciation)						$2,171,348	$(4,908)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$214,280,292	$—	$214,280,292
U.S. Government Agencies	—	17,836,547	—	17,836,547
U.S. Government Treasuries	—	365,092,843	—	365,092,843
Asset Backed Securities	—	34,053,771	—	34,053,771
U.S. Corporate Bonds & Notes	—	18,331,704	—	18,331,704
Foreign Corporate Bonds & Notes	—	2,146,762	—	2,146,762
Loans	—	34,093,641	—	34,093,641
Common Stocks	238	—	—	238
Escrows and Litigation Trusts	—	—	2,802	2,802
Repurchase Agreements	—	9,325,000	—	9,325,000
Total Investments at Value	$238	$695,160,560	$2,802	$695,163,600
Other Financial Instruments:†
Futures Contracts	$1,787,032	$—	$—	$1,787,032
Forward Foreign Currency Contracts	—	2,171,348	—	2,171,348
	$1,787,032	$2,171,348	$—	$3,958,380
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$464,885	$—	$—	$464,885
Forward Foreign Currency Contracts	—	4,908	—	4,908
	$464,885	$4,908	$—	$469,793

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited)

Industry Allocation*
Diversified Banking Institutions	15.4%
Electric-Integrated	7.6
Medical-HMO	5.0
Telephone-Integrated	4.4
Banks-Super Regional	4.1
Retail-Building Products	3.9
Tobacco	3.7
Insurance-Multi-line	3.7
Networking Products	3.7
Chemicals-Diversified	3.6
Telecom Equipment-Fiber Optics	3.6
Computer Software	3.3
Transport-Rail	3.2
Gold Mining	2.9
Medical Products	2.9
Pipelines	2.8
Aerospace/Defense	2.7
Medical-Drugs	2.7
Retail-Catalog Shopping	2.6
Semiconductor Equipment	2.6
Metal-Copper	2.6
Semiconductor Components-Integrated Circuits	2.5
Pharmacy Services	2.5
Oil Refining & Marketing	2.4
Oil-Field Services	1.8
Oil Companies-Integrated	1.3
Machinery-Construction & Mining	1.3
Engineering/R&D Services	0.6
Repurchase Agreements	0.5
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.8%
Aerospace/Defense — 2.7%
Raytheon Technologies Corp.	112,048	$9,631,646
Banks-Super Regional — 4.1%
Wells Fargo & Co.	310,138	14,393,505
Chemicals-Diversified — 3.6%
FMC Corp.	139,009	12,727,664
Computer Software — 3.3%
Teradata Corp.†	202,752	11,627,827
Diversified Banking Institutions — 15.4%
Bank of America Corp.	336,778	14,296,226
Citigroup, Inc.	188,280	13,213,491
JPMorgan Chase & Co.	78,225	12,804,650
Morgan Stanley	142,543	13,870,859
		54,185,226
Electric-Integrated — 7.6%
AES Corp.	335,088	7,650,059
FirstEnergy Corp.	374,879	13,353,190
PG&E Corp.†	572,983	5,500,637
		26,503,886
Engineering/R&D Services — 0.6%
Technip Energies NV ADR†	123,868	1,941,012
Gold Mining — 2.9%
Barrick Gold Corp.	562,616	10,155,219
Insurance-Multi-line — 3.7%
MetLife, Inc.	210,812	13,013,425
Machinery-Construction & Mining — 1.3%
Caterpillar, Inc.	24,170	4,639,915
Medical Products — 2.9%
Baxter International, Inc.	125,812	10,119,059
Medical-Drugs — 2.7%
Bristol-Myers Squibb Co.	160,368	9,488,975
Medical-HMO — 5.0%
Centene Corp.†	172,116	10,724,548
Humana, Inc.	17,403	6,772,377
		17,496,925
Metal-Copper — 2.6%
Freeport-McMoRan, Inc.	278,215	9,050,334
Networking Products — 3.7%
Cisco Systems, Inc.	238,142	12,962,069
Oil Companies-Integrated — 1.3%
Chevron Corp.	45,908	4,657,367
Oil Refining & Marketing — 2.4%
Marathon Petroleum Corp.	134,955	8,341,568
Oil-Field Services — 1.8%
TechnipFMC PLC†	843,319	6,350,192
Pharmacy Services — 2.5%
Cigna Corp.	43,059	8,618,689
Pipelines — 2.8%
Williams Cos., Inc.	384,749	9,980,389
Retail-Building Products — 3.9%
Lowe's Cos., Inc.	67,899	13,773,991
Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Catalog Shopping — 2.0%
Qurate Retail, Inc., Series A	701,208	$7,145,309
Semiconductor Components-Integrated Circuits — 2.5%
QUALCOMM, Inc.	68,357	8,816,686
Semiconductor Equipment — 2.6%
Applied Materials, Inc.	70,539	9,080,485
Telecom Equipment-Fiber Optics — 3.6%
Corning, Inc.	342,955	12,514,428
Telephone-Integrated — 4.4%
Verizon Communications, Inc.	285,613	15,425,958
Tobacco — 3.7%
Philip Morris International, Inc.	138,501	13,128,510
Transport-Rail — 3.2%
CSX Corp.	202,586	6,024,908
Union Pacific Corp.	26,838	5,260,516
		11,285,424
Total Common Stocks (cost $246,552,720)		347,055,683
PREFERRED SECURITIES — 0.6%
Retail-Catalog Shopping — 0.6%
Qurate Retail, Inc. 8.00% (cost $3,430,036)	18,706	2,023,054
Total Long-Term Investment Securities (cost $249,982,756)		349,078,737
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 09/30/2021, to be repurchased 10/01/2021 in the amount of $1,973,000 and collateralized by $2,022,900 of United States Treasury Notes, bearing interest at 1.25% due 09/30/2028 and having an approximate value of $2,012,470 (cost $1,973,000)	$1,973,000	1,973,000
TOTAL INVESTMENTS (cost $251,955,756)(1)	99.9%	351,051,737
Other assets less liabilities	0.1	260,480
NET ASSETS	100.0%	$351,312,217

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$347,055,683	$—	$—	$347,055,683
Preferred Securities	2,023,054	—	—	2,023,054
Repurchase Agreements	—	1,973,000	—	1,973,000
Total Investments at Value	$349,078,737	$1,973,000	$—	$351,051,737

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	59.9%
International Equity Investment Companies	22.2
Domestic Fixed Income Investment Companies	17.9
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 59.9%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	347,390	$7,965,653
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,087,383	22,291,360
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,253,538	21,623,534
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	109,172	2,921,436
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	262,238	5,061,200
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	322,668	4,972,315
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	249,077	8,246,955
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	201,157	14,473,247
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	162,620	3,080,015
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	331,436	5,196,919
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	670,929	15,444,794
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	140,237	3,089,421
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	181,661	3,558,737
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	356,868	4,632,151
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	492,458	13,532,750
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	353,514	8,806,044
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	476,089	18,772,178
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	167,726	4,664,454
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	243,591	6,810,809
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	628,270	21,763,272
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	430,515	8,110,902
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	437,775	8,190,770
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	229,960	3,493,094
Security Description	Shares	Value (Note 2)
Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	231,326	$3,523,100
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	93,676	3,358,301
Total Domestic Equity Investment Companies (cost $182,557,441)		223,583,411
Domestic Fixed Income Investment Companies — 17.9%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	709,716	11,249,001
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	913,557	11,054,043
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	155,627	1,623,185
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	8,030	84,071
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	714,534	10,024,909
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	994,490	11,098,505
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	741,910	7,945,854
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	951,776	9,175,125
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	784,732	4,559,293
Total Domestic Fixed Income Investment Companies (cost $65,991,080)		66,813,986
International Equity Investment Companies — 22.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,030,489	20,995,251
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	238,236	4,045,246
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	554,221	11,572,135
SunAmerica Series Trust SA International Index Portfolio, Class 1	356,622	4,735,937
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	599,903	5,963,036
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,268,470	14,219,551
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	398,720	5,948,902

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,333,016	$15,316,356
Total International Equity Investment Companies (cost $72,678,301)		82,796,414
TOTAL INVESTMENTS (cost $321,226,822)(2)	100.0%	373,193,811
Liabilities in excess of other assets	(0.0)	(167,624)
NET ASSETS	100.0%	$373,026,187

#  The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$373,193,811	$—	$—	$373,193,811

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	49.8%
Domestic Fixed Income Investment Companies	32.8
International Equity Investment Companies	17.4
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 49.8%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	423,250	$9,705,120
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,289,228	26,429,168
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,520,701	26,232,097
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	152,306	4,075,696
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	242,011	4,670,805
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	347,728	5,358,495
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	309,928	10,261,732
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	251,679	18,108,317
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	238,254	4,512,536
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	415,019	6,507,498
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	853,792	19,654,286
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	167,044	3,679,974
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	248,645	4,870,964
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	418,586	5,433,251
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	608,855	16,731,333
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	455,246	11,340,167
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	572,732	22,582,827
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	197,143	5,482,535
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	304,555	8,515,351
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	727,551	25,202,351
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	589,646	11,108,938
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	540,634	10,115,269
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	259,487	3,941,612
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	297,508	4,531,046
Security Description	Shares	Value (Note 2)
Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	115,058	$4,124,830
Total Domestic Equity Investment Companies (cost $213,155,125)		273,176,198
Domestic Fixed Income Investment Companies — 32.8%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	2,169,372	34,384,543
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,817,196	46,188,067
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	163,519	1,705,506
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	16,020	167,734
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,088,673	15,274,084
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,802,890	20,120,258
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,621,284	17,363,950
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,533,406	34,062,030
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,773,134	10,301,906
Total Domestic Fixed Income Investment Companies (cost $173,607,413)		179,568,078
International Equity Investment Companies — 17.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,318,996	23,978,418
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	256,033	4,347,448
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	659,917	13,779,074
SunAmerica Series Trust SA International Index Portfolio, Class 1	410,063	5,445,643
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	715,795	7,115,000
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,431,659	16,048,896
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	445,128	6,641,314
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,579,294	18,146,091
Total International Equity Investment Companies (cost $81,351,598)		95,501,884
TOTAL INVESTMENTS (cost $468,114,136)(2)	100.0%	548,246,160
Liabilities in excess of other assets	(0.0)	(229,503)
NET ASSETS	100.0%	$548,016,657

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

#  The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information on the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$548,246,160	$—	$—	$548,246,160

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	43.7%
Domestic Fixed Income Investment Companies	42.8
International Equity Investment Companies	13.5
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 43.7%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	155,997	$3,577,013
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	690,600	14,157,294
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	830,725	14,330,005
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	61,436	1,644,029
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	127,713	2,464,854
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	174,318	2,686,245
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	184,848	6,120,319
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	135,604	9,756,696
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	115,522	2,187,989
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	217,851	3,415,897
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	452,081	10,406,918
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	68,668	1,512,750
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	123,885	2,426,909
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	212,855	2,762,860
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	315,798	8,678,124
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	241,209	6,008,507
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	334,794	13,200,921
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	100,379	2,791,534
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	164,764	4,606,804
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	352,941	12,225,874
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	338,251	6,372,656
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	275,076	5,146,663
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	161,788	2,457,566
Security Description	Shares	Value (Note 2)
Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	145,876	$2,221,701
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	63,871	2,289,761
Total Domestic Equity Investment Companies (cost $111,940,991)		143,449,889
Domestic Fixed Income Investment Companies — 42.8%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,722,317	27,298,722
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,244,305	39,256,093
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	301,478	3,144,414
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	10,745	112,505
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	579,875	8,135,642
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,254,157	13,996,388
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,368,052	14,651,843
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,935,501	28,298,235
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	925,690	5,378,260
Total Domestic Fixed Income Investment Companies (cost $136,110,582)		140,272,102
International Equity Investment Companies — 13.5%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,134,006	11,725,619
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	91,046	1,545,970
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	306,135	6,392,105
SunAmerica Series Trust SA International Index Portfolio, Class 1	185,999	2,470,065
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	344,650	3,425,818
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	641,756	7,194,082
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	217,297	3,242,067

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	714,567	$8,210,377
Total International Equity Investment Companies (cost $38,379,465)		44,206,103
TOTAL INVESTMENTS (cost $286,431,038)(2)	100.0%	327,928,094
Liabilities in excess of other assets	(0.0)	(152,646)
NET ASSETS	100.0%	$327,775,448

#  The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$327,928,094	$—	$—	$327,928,094

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO PROFILE — September 30, 2021 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	57.8%
Domestic Equity Investment Companies	32.7
International Equity Investment Companies	9.5
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 32.7%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	98,181	$2,251,300
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	412,896	8,464,358
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	466,992	8,055,619
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	39,956	1,069,231
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	84,455	1,629,975
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	97,349	1,500,144
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	119,115	3,943,886
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	82,082	5,905,794
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	72,716	1,377,236
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	143,389	2,248,338
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	292,855	6,741,515
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	37,189	819,273
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	90,642	1,775,682
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	131,928	1,712,419
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	188,081	5,168,463
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	143,239	3,568,081
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	207,645	8,187,452
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	52,604	1,462,912
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	94,435	2,640,398
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	211,382	7,322,263
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	203,051	3,825,477
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	189,112	3,538,290
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	96,871	1,471,469
Security Description	Shares	Value (Note 2)
Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	95,343	$1,452,071
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	41,009	1,470,172
Total Domestic Equity Investment Companies (cost $69,547,437)		87,601,818
Domestic Fixed Income Investment Companies — 57.8%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,889,168	29,943,320
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,782,769	45,771,504
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	553,878	5,776,950
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	4,577	47,918
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	347,008	4,868,526
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,362,527	15,205,797
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,485,804	15,912,962
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,505,965	33,797,506
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	553,412	3,215,324
Total Domestic Fixed Income Investment Companies (cost $150,710,335)		154,539,807
International Equity Investment Companies — 9.5%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	609,811	6,305,449
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	45,035	764,687
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	185,195	3,866,881
SunAmerica Series Trust SA International Index Portfolio, Class 1	103,254	1,371,206
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	214,536	2,132,486
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	372,080	4,171,019
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	114,924	1,714,670

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2021 (continued)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	451,415	$5,186,764
Total International Equity Investment Companies (cost $22,175,416)		25,513,162
TOTAL INVESTMENTS (cost $242,433,188)(2)	100.0%	267,654,787
Liabilities in excess of other assets	(0.0)	(131,179)
NET ASSETS	100.0%	$267,523,608

#  The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$267,654,787	$—	$—	$267,654,787

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

September 30, 2021 (unaudited)

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$57,063,647	$104,291,528	$70,492,404	$57,544,794	$219,050,163
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	480,000	540,000	1,005,000	965,000	10,412,000
Cash	158,935	239,803	—	11,974	—
Foreign cash*	1,753	1,207	1,563	791	64,420
Cash collateral for futures contracts	35,549	54,714	—	—	40
Cash collateral for centrally cleared swap contracts	—	—	—	5,099	—
Receivable for:
Fund shares sold	28,254	72,275	5,591	249	92,125
Dividends and interest	76,749	223,178	219,545	215,083	496,460
Investments sold	118,290	181,576	40,863	21,262	270,602
Investments sold on an extended settlement basis	1,355,795	3,172,014	3,392,612	3,064,007	5,165,984
Receipts on swap contracts	—	17	21	268	4,753
Prepaid expenses and other assets	6,412	6,757	6,228	6,171	6,964
Due from investment adviser for expense reimbursements/fee waivers	6,360	7,873	3,873	2,229	57,730
Variation margin on futures contracts	1,551	9,061	8,741	8,455	122,029
Unrealized appreciation on forward foreign currency contracts	5,963	46,835	46,603	46,341	151,957
Swap premiums paid	239	—	—	5,074	—
Unrealized appreciation on swap contracts	33,511	24,448	39,392	—	—
Unrealized appreciation on unfunded commitments	—	—	—	—	—
Total assets	59,373,008	108,871,286	75,262,436	61,896,797	235,895,227
LIABILITIES:
Payable for:
Fund shares redeemed	1,485	5,663	5,581	7,643	10,493
Investments purchased	257,826	535,734	368,666	514,667	330,988
Investments purchased on an extended settlement basis	6,148,849	16,343,118	18,502,572	17,589,040	11,492,135
Payments on swap contracts	154	319	367	3,368	66,642
Investment advisory and management fees	39,762	65,848	38,426	28,109	161,296
Service fees — Class 2	2,628	5,863	3,819	3,098	7,153
Service fees — Class 3	4,371	7,370	3,915	3,039	32,062
Transfer agent fees and expenses	99	99	99	123	518
Trustees' fees and expenses	830	1,373	850	657	3,194
Other accrued expenses	119,101	129,555	107,288	106,102	159,085
Accrued foreign tax on capital gains	—	—	—	—	70,603
Variation margin on futures contracts	4,282	8,626	7,775	6,008	119,106
Due to custodian	—	—	4,594	—	90,243
Due to broker	33,649	84,064	39,341	200	—
Unrealized depreciation on forward foreign currency contracts	358	1,169	1,197	1,133	125,690
Swap premiums received	—	178	35	—	—
Unrealized depreciation on swap contracts	—	—	—	9,357	223,089
Total liabilities	6,613,394	17,188,979	19,084,525	18,272,544	12,892,297
NET ASSETS	$52,759,614	$91,682,307	$56,177,911	$43,624,253	$223,002,930
* Cost
Investments (unaffiliated)	$48,513,123	$91,608,631	$66,077,637	$55,192,574	$180,888,592
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$1,824	$945	$1,306	$521	$64,029

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2021 (unaudited)

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$28,126,331	$57,796,823	$42,101,898	$36,660,487	$150,182,220
Total accumulated earnings (loss)	24,633,283	33,885,484	14,076,013	6,963,766	72,820,710
NET ASSETS	$52,759,614	$91,682,307	$56,177,911	$43,624,253	$223,002,930
Class 1 (unlimited shares authorized):
Net assets	$11,418,095	$10,388,934	$7,521,659	$4,420,590	$16,093,270
Shares of beneficial interest issued and outstanding	539,219	658,055	588,114	365,059	1,052,699
Net asset value, offering and redemption price per share	$21.18	$15.79	$12.79	$12.11	$15.29
Class 2 (unlimited shares authorized):
Net assets	$20,698,401	$46,332,631	$30,078,719	$24,654,994	$55,703,805
Shares of beneficial interest issued and outstanding	980,351	2,942,577	2,356,753	2,040,070	3,646,010
Net asset value, offering and redemption price per share	$21.11	$15.75	$12.76	$12.09	$15.28
Class 3 (unlimited shares authorized):
Net assets	$20,643,118	$34,960,742	$18,577,533	$14,548,669	$151,205,855
Shares of beneficial interest issued and outstanding	981,673	2,223,937	1,455,273	1,204,101	9,942,228
Net asset value, offering and redemption price per share	$21.03	$15.72	$12.77	$12.08	$15.21

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2021 (unaudited)

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$465,961,570	$566,636,077	$784,394,259	$247,137,963	$236,185,181
Investments at value (affiliated)*	—	—	723,450	—	—
Repurchase agreements (cost approximates value)	—	241,000	2,870,000	2,561,000	167,000
Cash	—	1,537	3,091,485	—	34,326
Foreign cash*	—	1,640	17,582	1	38,518
Cash collateral for futures contracts	—	—	50,024	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	68,727	67,349	65,360	9,091	20,528
Dividends and interest	45,322	93,940	1,161,462	45,489	387,365
Investments sold	395,321	579,940	1,364,658	2,636,404	1,836,943
Investments sold on an extended settlement basis	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	8,026	8,505	9,759	7,118	7,122
Due from investment adviser for expense reimbursements/fee waivers	—	84,685	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	274,627	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Unrealized appreciation on unfunded commitments	—	—	—	—	—
Total assets	466,478,966	567,714,673	794,022,666	252,397,066	238,676,983
LIABILITIES:
Payable for:
Fund shares redeemed	48,791	110,208	147,761	52,485	26,453
Investments purchased	248,422	497,684	529,046	1,958,550	538,880
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	338,366	379,858	505,482	184,902	172,163
Service fees — Class 2	5,781	5,146	2,980	3,489	2,822
Service fees — Class 3	7,404	4,526	2,462	3,558	2,893
Transfer agent fees and expenses	571	296	271	370	370
Trustees' fees and expenses	6,725	7,754	11,812	3,699	3,824
Other accrued expenses	97,191	116,416	138,222	106,358	109,824
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	7,800	10,400	8,500	4,250
Due to custodian	—	—	—	436,980	—
Due to broker	—	302,001	—	4	22
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	753,251	1,431,689	1,348,436	2,758,895	861,501
NET ASSETS	$465,725,715	$566,282,984	$792,674,230	$249,638,171	$237,815,482
* Cost
Investments (unaffiliated)	$267,697,065	$356,909,595	$654,614,601	$192,695,756	$182,544,312
Investments (affiliated)	$—	$—	$724,499	$—	$—
Foreign cash	$—	$1,657	$17,575	$1	$38,932

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2021 (unaudited)

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$146,136,463	$190,747,386	$562,421,622	$90,321,212	$155,761,682
Total accumulated earnings (loss)	319,589,252	375,535,598	230,252,608	159,316,959	82,053,800
NET ASSETS	$465,725,715	$566,282,984	$792,674,230	$249,638,171	$237,815,482
Class 1 (unlimited shares authorized):
Net assets	$387,953,406	$506,453,750	$757,651,818	$206,396,573	$201,807,207
Shares of beneficial interest issued and outstanding	11,716,956	24,710,171	43,914,939	7,712,313	10,453,975
Net asset value, offering and redemption price per share	$33.11	$20.50	$17.25	$26.76	$19.30
Class 2 (unlimited shares authorized):
Net assets	$43,975,439	$39,165,244	$23,385,503	$26,788,630	$22,281,110
Shares of beneficial interest issued and outstanding	1,396,791	1,972,377	1,357,889	1,071,762	1,158,742
Net asset value, offering and redemption price per share	$31.48	$19.86	$17.22	$24.99	$19.23
Class 3 (unlimited shares authorized):
Net assets	$33,796,870	$20,663,990	$11,636,909	$16,452,968	$13,727,165
Shares of beneficial interest issued and outstanding	1,108,308	1,057,477	675,945	685,492	715,730
Net asset value, offering and redemption price per share	$30.49	$19.54	$17.22	$24.00	$19.18

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2021 (unaudited)

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$244,326,364	$392,521,451	$1,170,824,759	$685,838,600	$349,078,737
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	216,000	3,460,000	14,230,000	9,325,000	1,973,000
Cash	1,250,629	1,763,715	409,779	—	810
Foreign cash*	—	1,138,134	12,417	10,679	—
Cash collateral for futures contracts	217,934	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	105,359	—	—
Receivable for:
Fund shares sold	62,762	62,310	75,706	7,209	82,441
Dividends and interest	179,792	2,533,616	5,390,247	1,121,595	394,345
Investments sold	2,966,797	1,004,288	5,446,859	602,431	—
Investments sold on an extended settlement basis	—	—	47,218,036	—	—
Receipts on swap contracts	—	—	94	—	—
Prepaid expenses and other assets	8,285	8,311	13,106	9,590	13,350
Due from investment adviser for expense reimbursements/fee waivers	—	28,513	—	58,572	195,053
Variation margin on futures contracts	—	—	84,888	72,646	—
Unrealized appreciation on forward foreign currency contracts	—	—	445,764	2,171,348	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Unrealized appreciation on unfunded commitments	87,862	—	—	—	—
Total assets	249,316,425	402,520,338	1,244,257,014	699,217,670	351,737,736
LIABILITIES:
Payable for:
Fund shares redeemed	27,644	81,890	161,537	6,461,514	39,987
Investments purchased	1,123,520	11,297	14,106,400	1,373,896	—
Investments purchased on an extended settlement basis		—	—	240,137,012	—
Payments on swap contracts	—	—	1,703	—	—
Investment advisory and management fees	178,895	323,311	521,561	337,676	295,864
Service fees — Class 2	2,085	2,398	2,391	—	1,772
Service fees — Class 3	2,229	2,794	2,228	90,036	2,012
Transfer agent fees and expenses	271	345	321	394	264
Trustees' fees and expenses	3,938	5,857	14,649	9,658	5,309
Other accrued expenses	111,106	160,692	227,707	161,343	80,311
Accrued foreign tax on capital gains	—	22,328	—	—	—
Variation margin on futures contracts	15,405	21,995	105,309	56,791	—
Due to custodian	—	—	—	220,035	—
Due to broker	—	841	3,280	3,728	—
Unrealized depreciation on forward foreign currency contracts	—	—	17,258	4,908	—
Swap premiums received	—	—	86,039	—	—
Unrealized depreciation on swap contracts	—	—	17,423	—	—
Total liabilities	1,465,093	633,748	255,404,818	8,719,979	425,519
NET ASSETS	$247,851,332	$401,886,590	$988,852,196	$690,497,691	$351,312,217
* Cost
Investments (unaffiliated)	$193,541,619	$306,705,145	$1,145,630,004	$663,069,908	$249,982,756
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$1,150,582	$9,189	$9,924	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2021 (unaudited)

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$149,944,865	$282,200,924	$927,866,908	$660,286,875	$205,871,951
Total accumulated earnings (loss)	97,906,467	119,685,666	60,985,288	30,210,816	145,440,266
NET ASSETS	$247,851,332	$401,886,590	$988,852,196	$690,497,691	$351,312,217
Class 1 (unlimited shares authorized):
Net assets	$220,634,983	$370,356,707	$959,231,523	$259,537,459	$327,691,088
Shares of beneficial interest issued and outstanding	14,312,921	35,817,666	79,292,791	24,885,508	14,287,938
Net asset value, offering and redemption price per share	$15.42	$10.34	$12.10	$10.43	$22.93
Class 2 (unlimited shares authorized):
Net assets	$16,523,187	$18,578,044	$18,941,199	$—	$14,055,850
Shares of beneficial interest issued and outstanding	1,110,378	1,793,505	1,567,976	—	611,829
Net asset value, offering and redemption price per share	$14.88	$10.36	$12.08	$—	$22.97
Class 3 (unlimited shares authorized):
Net assets	$10,693,162	$12,951,839	$10,679,474	$430,960,232	$9,565,279
Shares of beneficial interest issued and outstanding	735,402	1,255,088	889,014	41,727,899	416,455
Net asset value, offering and redemption price per share	$14.54	$10.32	$12.01	$10.33	$22.97

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2021 (unaudited)

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$—
Investments at value (affiliated)*	373,193,811	548,246,160	327,928,094	267,654,787
Repurchase agreements (cost approximates value)	—	—	—	—
Cash	—	—	—	—
Foreign cash*	—	—	—	—
Cash collateral for futures contracts	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—
Receivable for:
Fund shares sold	718,517	270,981	269,579	70,704
Dividends and interest	—	—	—	—
Investments sold	—	—	—	194,574
Investments sold on an extended settlement basis	—	—	—	—
Receipts on swap contracts	—	—	—	—
Prepaid expenses and other assets	6,511	7,167	6,682	6,500
Due from investment adviser for expense reimbursements/fee waivers	6,339	9,412	5,601	4,523
Variation margin on futures contracts	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Swap premiums paid	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—
Unrealized appreciation on unfunded commitments	—	—	—	—
Total assets	373,925,178	548,533,720	328,209,956	267,931,088
LIABILITIES:
Payable for:
Fund shares redeemed	8,672	11,809	228	267,444
Investments purchased	712,922	263,829	272,073	—
Investments purchased on an extended settlement basis	—	—	—	—
Payments on swap contracts	—	—	—	—
Investment advisory and management fees	31,379	46,306	27,558	22,341
Service fees — Class 2	—	—	—	—
Service fees — Class 3	78,284	115,708	68,865	55,815
Transfer agent fees and expenses	173	173	173	176
Trustees' fees and expenses	4,662	7,879	4,758	3,812
Other accrued expenses	62,899	71,359	60,853	57,892
Accrued foreign tax on capital gains	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Due to custodian	—	—	—	—
Due to broker	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Swap premiums received	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—
Total liabilities	898,991	517,063	434,508	407,480
NET ASSETS	$373,026,187	$548,016,657	$327,775,448	$267,523,608
* Cost
Investments (unaffiliated)	$—	$—	$—	$—
Investments (affiliated)	$321,226,822	$468,114,136	$286,431,038	$242,433,188
Foreign cash	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2021 (unaudited)

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$298,573,032	$424,002,326	$261,769,846	$230,179,730
Total accumulated earnings (loss)	74,453,155	124,014,331	66,005,602	37,343,878
NET ASSETS	$373,026,187	$548,016,657	$327,775,448	$267,523,608
Class 1 (unlimited shares authorized):
Net assets	$774,158	$265,521	$145,631	$170,490
Shares of beneficial interest issued and outstanding	44,264	21,105	11,707	15,173
Net asset value, offering and redemption price per share	$17.49	$12.58	$12.44	$11.24
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$372,252,029	$547,751,136	$327,629,817	$267,353,118
Shares of beneficial interest issued and outstanding	21,419,964	43,722,581	26,457,710	23,813,478
Net asset value, offering and redemption price per share	$17.38	$12.53	$12.38	$11.23

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2021 (unaudited)

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$73,963	$107,666	$11,090	$4,413	$1,666,924
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	171,310	464,533	493,130	485,340	523,320
Total investment income*	245,273	572,199	504,220	489,753	2,190,244
Expenses:
Investment advisory and management fees	247,840	398,988	236,536	172,177	963,278
Service Fees:
Class 2	15,699	35,343	23,755	18,965	43,635
Class 3	28,927	44,964	23,678	18,337	189,452
Transfer agent fees and expenses	245	245	245	306	1,283
Custodian and accounting fees	52,785	66,864	44,686	44,349	68,648
Reports to shareholders	2,015	3,557	2,325	1,857	8,638
Audit and tax fees	34,509	34,528	33,475	33,475	48,395
Legal fees	3,230	3,455	3,950	3,719	9,669
Trustees' fees and expenses	1,182	1,952	1,191	922	4,575
Interest expense	17	33	—	15	43
Other expenses	24,755	25,424	21,196	21,649	26,694
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	411,204	615,353	391,037	315,771	1,364,310
Fees waived and expenses reimbursed by investment advisor (Note 3)	(19,491)	(23,466)	(11,678)	(6,706)	(169,990)
Fees paid indirectly	(666)	(1,058)	—	—	—
Net expenses	391,047	590,829	379,359	309,065	1,194,320
Net investment income (loss)	(145,774)	(18,630)	124,861	180,688	995,924
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	4,353,441	4,856,763	1,904,348	971,522	18,649,313
Investments (affiliated)	—	—	—	—	—
Futures contracts	(79,172)	(192,149)	(206,316)	(218,411)	(2,719,408)
Forward contracts	(422)	7,818	5,044	7,989	(14,495)
Swap contracts	(1,119)	(523)	(755)	(2,066)	904,886
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(132)	(171)	(343)	(191)	(18,499)
Net realized gain (loss) on investments and foreign currencies	4,272,596	4,671,738	1,701,978	758,843	16,801,797
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(2,120,352)	(1,892,771)	(162,377)	50,423	(4,391,222)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(9,046)	(1,951)	18,116	39,644	845,679
Forward contracts	3,755	32,746	30,662	31,904	53,717
Swap contracts	(10,185)	(6,879)	(11,478)	(680)	(398,002)
Unfunded commitments	—	—	—	—	—
Change in net realized foreign exchange gain (loss) on other assets and liabilities	(138)	(325)	(291)	(346)	1,708
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(29,936)
Net unrealized gain (loss) on investments and foreign currencies	(2,135,966)	(1,869,180)	(125,368)	120,945	(3,918,056)
Net realized and unrealized gain (loss) on investments and foreign currencies	2,136,630	2,802,558	1,576,610	879,788	12,883,741
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,990,856	$2,783,928	$1,701,471	$1,060,476	$13,879,665
* Net of foreign withholding taxes on interest and dividends of	$370	$465	$210	$84	$52,400
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$3,975

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Six Months Ended September 30, 2021 (unaudited)

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
Investment Income:
Dividends (unaffiliated)	$747,521	$1,258,065	$9,327,318	$459,782	$2,671,040
Dividends (affiliated)	—	—	9,211	—	—
Interest (unaffiliated)	245	26	358	278	16,007
Total investment income*	747,766	1,258,091	9,336,887	460,060	2,687,047
Expenses:
Investment advisory and management fees	1,983,041	2,223,626	3,216,644	1,117,308	1,131,018
Service Fees:
Class 2	35,006	30,738	18,688	20,873	17,723
Class 3	46,050	26,985	15,331	21,131	18,081
Transfer agent fees and expenses	1,385	733	672	916	916
Custodian and accounting fees	24,917	30,157	54,989	35,087	37,636
Reports to shareholders	17,529	20,200	29,761	8,739	8,882
Audit and tax fees	22,787	25,822	23,572	24,320	24,000
Legal fees	1,528	3,652	4,803	3,441	4,001
Trustees' fees and expenses	9,458	10,902	16,913	5,350	5,563
Interest expense	—	230	812	68	411
Other expenses	20,488	23,213	22,128	42,675	43,831
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	2,162,189	2,396,258	3,404,313	1,279,908	1,292,062
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(236,254)	—	—	—
Fees paid indirectly	—	—	(39)	(111)	—
Net expenses	2,162,189	2,160,004	3,404,274	1,279,797	1,292,062
Net investment income (loss)	(1,414,423)	(901,913)	5,932,613	(819,737)	1,394,985
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	32,148,513	31,507,422	46,291,374	36,828,441	18,563,043
Investments (affiliated)	—	—	(5,848)	—	—
Futures contracts	—	101,542	100,464	6,760	3,380
Forward contracts	—	—	369,810	—	—
Swap contracts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(411)	607	3,402	—	(1,455)
Net realized gain (loss) on investments and foreign currencies	32,148,102	31,609,571	46,759,202	36,835,201	18,564,968
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	19,607,603	27,272,812	(15,653,243)	(17,586,104)	(10,932,321)
Investments (affiliated)	—	—	126,483	—	—
Futures contracts	—	(22,099)	(30,479)	976	487
Forward contracts	—	—	(589,443)	—	—
Swap contracts	—	—	—	—	—
Unfunded commitments	—	—	—	(332,053)	—
Change in net realized foreign exchange gain (loss) on other assets and liabilities	18	(11)	555,243	33	129
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	19,607,621	27,250,702	(15,591,439)	(17,917,148)	(10,931,705)
Net realized and unrealized gain (loss) on investments and foreign currencies	51,755,723	58,860,273	31,167,763	18,918,053	7,633,263
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,341,300	$57,958,360	$37,100,376	$18,098,316	$9,028,248
* Net of foreign withholding taxes on interest and dividends of	$10,526	$1,959	$22,691	$786	$19,868
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Six Months Ended September 30, 2021 (unaudited)

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Value Portfolio
Investment Income:
Dividends (unaffiliated)	$1,553,642	$6,019,364	$—	$—	$4,494,209
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	35	403	11,766,887	17,181,607	—
Total investment income*	1,553,677	6,019,767	11,766,887	17,181,607	4,494,209
Expenses:
Investment advisory and management fees	1,149,841	1,955,858	3,201,030	2,018,216	1,879,160
Service Fees:
Class 2	13,125	14,752	14,820	—	11,183
Class 3	13,939	17,142	13,834	530,241	12,650
Transfer agent fees and expenses	672	855	794	977	795
Custodian and accounting fees	52,191	3,310	142,140	74,021	21,126
Reports to shareholders	8,673	15,413	39,105	28,228	12,795
Audit and tax fees	24,378	60,150	33,217	31,060	20,529
Legal fees	2,079	7,960	5,504	4,060	1,647
Trustees' fees and expenses	5,819	8,326	20,459	13,533	7,795
Interest expense	141	187	20	10	—
Other expenses	23,233	43,252	18,661	17,762	19,988
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	1,294,091	2,127,205	3,489,584	2,718,108	1,987,668
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(84,138)	—	(172,079)	(598,057)
Fees paid indirectly	(4,706)	—	—	—	(4,805)
Net expenses	1,289,385	2,043,067	3,489,584	2,546,029	1,384,806
Net investment income (loss)	264,292	3,976,700	8,277,303	14,635,578	3,109,403
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	19,924,708	12,515,013	6,911,826	(559,125)	15,807,602
Investments (affiliated)	—	—	—	—	—
Futures contracts	(47,922)	472,152	(1,425,837)	(1,524,018)	—
Forward contracts	—	—	108,298	2,608,062	—
Swap contracts	—	—	(18,811)	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(27,139)	(9,351)	12,892	—
Net realized gain (loss) on investments and foreign currencies	19,876,786	12,960,026	5,566,125	537,811	15,807,602
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(17,673,723)	(500,681)	5,779,066	6,453,349	(14,340,259)
Investments (affiliated)	—	—	—	—	—
Futures contracts	34,082	(244,147)	(589,249)	435,327	—
Forward contracts	—	—	269,984	1,118,029	—
Swap contracts	—	—	(13,405)	—	—
Unfunded commitments	10,440	—	—	—	—
Change in net realized foreign exchange gain (loss) on other assets and liabilities	—	755	(5,167)	(14,663)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	7,163	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(17,629,201)	(736,910)	5,441,229	7,992,042	(14,340,259)
Net realized and unrealized gain (loss) on investments and foreign currencies	2,247,585	12,223,116	11,007,354	8,529,853	1,467,343
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,511,877	$16,199,816	$19,284,657	$23,165,431	$4,576,746
* Net of foreign withholding taxes on interest and dividends of	$4,014	$588,368	$23	$—	$15,590
** Net of foreign withholding taxes on capital gains of	$—	$1,178	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Six Months Ended September 30, 2021 (unaudited)

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
Investment Income:
Dividends (unaffiliated)	$—	$—	$—	$—
Dividends (affiliated)	—	—	—	—
Interest (unaffiliated)	—	—	—	—
Total investment income*	—	—	—	—
Expenses:
Investment advisory and management fees	180,851	278,632	166,211	133,644
Service Fees:
Class 2	—	—	—	—
Class 3	451,305	696,244	415,371	333,920
Transfer agent fees and expenses	428	428	428	382
Custodian and accounting fees	5,985	5,985	5,985	5,985
Reports to shareholders	14,771	21,246	12,817	10,689
Audit and tax fees	15,503	15,187	15,187	18,454
Legal fees	2,724	1,097	2,758	5,455
Trustees' fees and expenses	6,831	11,210	6,730	5,405
Interest expense	—	—	—	—
Other expenses	14,332	14,252	13,596	11,263
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	692,730	1,044,281	639,083	525,197
Fees waived and expenses reimbursed by investment advisor (Note 3)	(18,085)	(27,863)	(16,621)	(13,364)
Fees paid indirectly	—	—	—	—
Net expenses	674,645	1,016,418	622,462	511,833
Net investment income (loss)	(674,645)	(1,016,418)	(622,462)	(511,833)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	—	—
Investments (affiliated)	3,840,493	8,016,412	5,001,713	3,802,694
Futures contracts	—	—	—	—
Forward contracts	—	—	—	—
Swap contracts	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	3,840,493	8,016,412	5,001,713	3,802,694
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	—	—
Investments (affiliated)	13,037,611	16,968,742	8,859,337	5,699,397
Futures contracts	—	—	—	—
Forward contracts	—	—	—	—
Swap contracts	—	—	—	—
Unfunded commitments	—	—	—	—
Change in net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	13,037,611	16,968,742	8,859,337	5,699,397
Net realized and unrealized gain (loss) on investments and foreign currencies	16,878,104	24,985,154	13,861,050	9,502,091
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,203,459	$23,968,736	$13,238,588	$8,990,258
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	SA Multi-Managed Growth		SA Multi-Managed Moderate Growth		SA Multi-Managed Income/Equity
	For the six months ended September 30, 2021 (unaudited)	For the year ended March 31, 2021	For the six months ended September 30, 2021 (unaudited)	For the year ended March 31, 2021	For the six months ended September 30, 2021 (unaudited)	For the year ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(145,774)	$(239,436)	$(18,630)	$(3,556)	$124,861	$216,704
Net realized gain (loss) on investments and foreign currencies	4,272,596	12,506,810	4,671,738	17,414,796	1,701,978	7,996,302
Net unrealized gain (loss) on investments and foreign currencies	(2,135,966)	12,400,264	(1,869,180)	16,372,547	(125,368)	4,998,449
Net increase (decrease) in net assets resulting from operations	1,990,856	24,667,638	2,783,928	33,783,787	1,701,471	13,211,455
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(1,410,153)	—	(1,102,380)	—	(833,170)
Distributable earnings — Class 2	—	(2,502,859)	—	(4,728,038)	—	(3,411,692)
Distributable earnings — Class 3	—	(3,013,507)	—	(3,633,633)	—	(1,904,341)
Total distributions to shareholders	—	(6,926,519)	—	(9,464,051)	—	(6,149,203)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,467,529)	(1,661,519)	(2,886,822)	679,782	(2,938,714)	3,393,771
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,476,673)	16,079,600	(102,894)	24,999,518	(1,237,243)	10,456,023
NET ASSETS:
Beginning of period	55,236,287	39,156,687	91,785,201	66,785,683	57,415,154	46,959,131
End of period	$52,759,614	$55,236,287	$91,682,307	$91,785,201	$56,177,911	$57,415,154

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Income		SA Putnam Asset Allocation Diversified Growth		SA T. Rowe Price Growth Stock
	For the six months ended September 30, 2021 (unaudited)	For the year ended March 31, 2021	For the six months ended September 30, 2021 (unaudited)	For the year ended March 31, 2021	For the six months ended September 30, 2021 (unaudited)	For the year ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$180,688	$311,189	$995,924	$2,090,630	$(1,414,423)	$(2,201,283)
Net realized gain (loss) on investments and foreign currencies	758,944	3,847,673	16,801,797	15,949,704	32,148,102	96,031,125
Net unrealized gain (loss) on investments and foreign currencies	120,844	2,066,827	(3,918,056)	51,249,426	19,607,621	119,769,092
Net increase (decrease) in net assets resulting from operations	1,060,476	6,225,689	13,879,665	69,289,760	50,341,300	213,598,934
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(412,472)	—	(212,269)	—	(35,426,255)
Distributable earnings — Class 2	—	(2,037,895)	—	(652,736)	—	(4,402,268)
Distributable earnings — Class 3	—	(1,157,864)	—	(1,451,437)	—	(3,617,611)
Total distributions to shareholders	—	(3,608,231)	—	(2,316,442)	—	(43,446,134)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(2,106,537)	4,517,947	(3,458,143)	(6,202,745)	(28,655,989)	(90,124,788)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,046,061)	7,135,405	10,421,522	60,770,573	21,685,311	80,028,012
NET ASSETS:
Beginning of period	44,670,314	37,534,909	212,581,408	151,810,835	444,040,404	364,012,392
End of period	$43,624,253	$44,670,314	$223,002,930	$212,581,408	$465,725,715	$444,040,404

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Large Cap Growth		SA Multi-Managed Large Cap Value		SA Multi-Managed Mid Cap Growth
	For the six months ended September 30, 2021 (unaudited)	For the year ended March 31, 2021	For the six months ended September 30, 2021 (unaudited)	For the year ended March 31, 2021	For the six months ended September 30, 2021 (unaudited)	For the year ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(901,913)	$(801,254)	$5,932,613	$13,784,636	$(819,737)	$(1,410,452)
Net realized gain (loss) on investments and foreign currencies	31,609,571	137,447,188	46,759,202	43,266,083	36,835,201	71,089,877
Net unrealized gain (loss) on investments and foreign currencies	27,250,702	137,427,053	(15,591,439)	229,709,094	(17,917,148)	61,138,066
Net increase (decrease) in net assets resulting from operations	57,958,360	274,072,987	37,100,376	286,759,813	18,098,316	130,817,491
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(59,901,369)	—	(51,381,297)	—	(22,866,374)
Distributable earnings — Class 2	—	(4,904,322)	—	(1,564,372)	—	(3,037,793)
Distributable earnings — Class 3	—	(2,616,217)	—	(761,777)	—	(1,882,160)
Total distributions to shareholders	—	(67,421,908)	—	(53,707,446)	—	(27,786,327)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(672,775)	(125,799,998)	(44,036,066)	(16,527,013)	(11,315,384)	(42,113,064)
TOTAL INCREASE (DECREASE) IN NET ASSETS	57,285,585	80,851,081	(6,935,690)	216,525,354	6,782,932	60,918,100
NET ASSETS:
Beginning of period	508,997,399	428,146,318	799,609,920	583,084,566	242,855,239	181,937,139
End of period	$566,282,984	$508,997,399	$792,674,230	$799,609,920	$249,638,171	$242,855,239

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Mid Cap Value		SA Multi-Managed Small Cap		SA Multi-Managed International Equity
	For the six months ended September 30, 2021 (unaudited)	For the year ended March 31, 2021	For the six months ended September 30, 2021 (unaudited)	For the year ended March 31, 2021	For the six months ended September 30, 2021 (unaudited)	For the year ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,394,985	$1,955,449	$264,292	$523,156	$3,976,700	$4,583,401
Net realized gain (loss) on investments and foreign currencies	18,564,968	10,815,589	19,876,786	28,808,942	12,960,026	19,042,516
Net unrealized gain (loss) on investments and foreign currencies	(10,931,705)	104,910,207	(17,629,201)	109,468,272	(736,910)	118,586,291
Net increase (decrease) in net assets resulting from operations	9,028,248	117,681,245	2,511,877	138,800,370	16,199,816	142,212,208
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(9,222,131)	—	(26,750,632)	—	(10,993,940)
Distributable earnings — Class 2	—	(918,696)	—	(1,986,928)	—	(523,599)
Distributable earnings — Class 3	—	(565,259)	—	(1,286,032)	—	(365,979)
Total distributions to shareholders	—	(10,706,086)	—	(30,023,592)	—	(11,883,518)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(28,698,353)	(18,374,817)	(14,206,556)	(9,584,798)	(1,777,612)	(31,611,393)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,670,105)	88,600,342	(11,694,679)	99,191,980	14,422,204	98,717,297
NET ASSETS:
Beginning of period	257,485,587	168,885,245	259,546,011	160,354,031	387,464,386	288,747,089
End of period	$237,815,482	$257,485,587	$247,851,332	$259,546,011	$401,886,590	$387,464,386

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Diversified Fixed Income		SA Wellington Real Return		SA Columbia Focused Value
	For the six months ended September 30, 2021 (unaudited)	For the year ended March 31, 2021	For the six months ended September 30, 2021 (unaudited)	For the year ended March 31, 2021	For the six months ended September 30, 2021 (unaudited)	For the year ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,277,303	$17,495,767	$14,635,578	$1,695,539	$3,109,403	$9,109,230
Net realized gain (loss) on investments and foreign currencies	5,566,125	19,418,071	537,811	(6,369,186)	15,807,602	19,362,329
Net unrealized gain (loss) on investments and foreign currencies	5,441,229	(4,655,339)	7,992,042	48,226,505	(14,340,259)	126,195,999
Net increase (decrease) in net assets resulting from operations	19,284,657	32,258,499	23,165,431	43,552,858	4,576,746	154,667,558
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(42,518,644)	—	(8,208,981)	—	(22,528,690)
Distributable earnings — Class 2	—	(924,053)	—	—	—	(947,444)
Distributable earnings — Class 3	—	(521,061)	—	(13,205,652)	—	(636,918)
Total distributions to shareholders	—	(43,963,758)	—	(21,414,633)	—	(24,113,052)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(9,676,007)	93,717,550	7,921,547	42,617,190	(12,838,529)	23,944,021
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,608,650	82,012,291	31,086,978	64,755,415	(8,261,783)	154,498,527
NET ASSETS:
Beginning of period	979,243,546	897,231,255	659,410,713	594,655,298	359,574,000	205,075,473
End of period	$988,852,196	$979,243,546	$690,497,691	$659,410,713	$351,312,217	$359,574,000

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Allocation Growth		SA Allocation Moderate Growth
	For the six months ended September 30, 2021 (unaudited)	For the year ended March 31, 2021	For the six months ended September 30, 2021 (unaudited)	For the year ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(674,645)	$3,227,086	$(1,016,418)	$6,664,602
Net realized gain (loss) on investments and foreign currencies	3,840,493	17,873,296	8,016,412	33,187,869
Net unrealized gain (loss) on investments and foreign currencies	13,037,611	70,622,457	16,968,742	107,397,519
Net increase (decrease) in net assets resulting from operations	16,203,459	91,722,839	23,968,736	147,249,990
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(10,542)	—	(9,580)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	—	(13,533,599)	—	(19,860,649)
Total distributions to shareholders	—	(13,544,141)	—	(19,870,229)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	36,740,502	49,569,783	(6,484,961)	(270,933)
TOTAL INCREASE (DECREASE) IN NET ASSETS	52,943,961	127,748,481	17,483,775	127,108,828
NET ASSETS:
Beginning of period	320,082,226	192,333,745	530,532,882	403,424,054
End of period	$373,026,187	$320,082,226	$548,016,657	$530,532,882

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Allocation Moderate		SA Allocation Balanced
	For the six months ended September 30, 2021 (unaudited)	For the year ended March 31, 2021	For the six months ended September 30, 2021 (unaudited)	For the year ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(622,462)	$4,357,687	$(511,833)	$3,826,485
Net realized gain (loss) on investments and foreign currencies	5,001,713	19,150,537	3,802,694	12,302,006
Net unrealized gain (loss) on investments and foreign currencies	8,859,337	55,594,540	5,699,397	31,642,844
Net increase (decrease) in net assets resulting from operations	13,238,588	79,102,764	8,990,258	47,771,335
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(4,287)	—	(13,212)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	—	(11,822,993)	—	(11,533,876)
Total distributions to shareholders	—	(11,827,280)	—	(11,547,088)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,968,127)	(4,575,751)	1,291,222	14,738,368
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,270,461	62,699,733	10,281,480	50,962,615
NET ASSETS:
Beginning of period	319,504,987	256,805,254	257,242,128	206,279,513
End of period	$327,775,448	$319,504,987	$267,523,608	$257,242,128

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIALS STATEMENTS

Note 1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. The Trust consists of 19 separate series or portfolios (each, a "Portfolio," and collectively, the "Portfolios"). Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they are offered through the Variable Contracts issued by life insurance companies affiliated with the Trust's adviser, SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser"). SAAMCo and the life companies are indirect majority-owned subsidiaries of American International Group, Inc., a Delaware corporation ("AIG"). SAAMCo serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are held by separate accounts of American General Life Insurance Company ("AGL"), a Texas life insurer, The Variable Annuity Life Insurance Company ("VALIC"), a Texas life insurer and The United States Life Insurance Company in The City of New York ("USL"), a New York life insurer. Each of the life insurance companies listed above are collectively referred to as the "Life Companies."

Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees (the "Board"), may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Strategies Portfolios," are available only through the selection of one of four "strategies" described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Thirteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolio" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption charges under your Variable Contract. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its principal investment strategy by investing its assets in a combination of the portfolios of the Trust, SunAmerica Series Trust and Anchor Series Trust (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment goal for each Portfolio is as follows:

Seasons Strategies Portfolios

The SA Multi-Managed Growth Portfolio seeks long-term growth of capital by allocating its assets among three distinct, actively-managed investment components, each with a different investment strategy, which include a small-cap growth component, a fixed income component and a growth component.

The SA Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective by allocating its assets among three distinct, actively-managed investment components, each with a different investment strategy, which include a small-cap growth component, a fixed income component and a growth component.

The SA Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital by allocating its assets among two distinct, actively-managed investment components, each with a different investment strategy, which include a fixed income component and a growth component.

The SA Multi-Managed Income Portfolio seeks capital preservation by allocating its assets among two distinct, actively-managed investment components, each with a different investment strategy which include a fixed income component and a growth component.

The SA Putnam Asset Allocation Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The SA T. Rowe Price Growth Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks of a diversified group of growth companies.

Seasons Select Portfolios

The SA Multi-Managed Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.

The SA Multi-Managed Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The SA Multi-Managed Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The SA Multi-Managed Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The SA Multi-Managed Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.

The SA Multi-Managed International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The SA Multi-Managed Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The SA Wellington Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-indexed bonds issued by the United States and foreign governments and their agencies and instrumentalities, as well as inflation-indexed securities issued by U.S. and foreign corporations.

Seasons Focused Portfolio

The SA Columbia Focused Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies.

Seasons Managed Allocation Portfolios

The SA Allocation Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.

The SA Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The SA Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The SA Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act").

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio's assets and liabilities classified in the fair value hierarchy as of September 30, 2021, is reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter ("OTC") market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps ("swaptions") and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as

Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Futures: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Large Cap Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value, SA Multi-Managed Small Cap and SA Multi-Managed International Equity Portfolios used futures contracts to increase or decrease exposure to equity markets. The SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used futures contracts to manage duration and yield curve positioning. The SA Putnam Asset Allocation Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the

Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Options: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income and SA Multi-Managed Large Cap Growth Portfolios also used option contracts to hedge against the decline in value of a currency.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying security, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally clear swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the SA Multi-Managed Diversified Fixed Income Portfolio used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Equity Swap Agreements: During the period, the SA Putnam Asset Allocation Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity and SA Multi-Managed Income used interest rate swap agreements, including cross-currency swaps, to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio's financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of September 30, 2021, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended September 30, 2021. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of September 30, 2021, please refer to a schedule at the end of each Portfolio's Portfolio of Investments.

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
	Interest Rate Contracts
Portfolio	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$1,551	$33,511	$—	$—	$3,227	$—	$—	$—
SA Multi-Managed Moderate Growth	9,061	24,448	—	—	7,571	—	—	—
SA Multi-Managed Income/ Equity	8,741	39,392	—	—	7,775	—	—	—
SA Multi-Managed Income	8,455	—	—	—	6,008	9,357	—	—
SA Putnam Asset Allocation Diversified Growth	3,219	—	—	—	7,906	—	—	—
SA Multi-Managed Diversified Fixed Income	84,888	—	—	—	105,309	—	—	—
SA Wellington Real Return	72,646	—	—	—	56,791	—	—	—
	Equity Contracts
	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$—	$—	$—	$—	$1,055	$—	$—	$—
SA Multi-Managed Moderate Growth	—	—	—	—	1,055	—	—	—
SA Putnam Asset Allocation Diversified Growth	118,810	—	—	—	111,200	223,089	—	—
SA Multi-Managed Large Cap Growth	—	—	—	—	7,800	—	—	—
SA Multi-Managed Large Cap Value	—	—	—	—	10,400	—	—	—
SA Multi-Managed Mid Cap Growth	—	—	—	—	8,500	—	—	—
SA Multi-Managed Mid Cap Value	—	—	—	—	4,250	—	—	—
SA Multi-Managed Small Cap	—	—	—	—	15,405	—	—	—
SA Multi-Managed International Equity	—	—	—	—	21,995	—	—	—
	Credit Contracts
	Asset Derivatives				Liability Derivatives
SA Multi-Managed Diversified Fixed Income	$—	$—	$—	$—	$—	$17,423	$—	$—

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
	Foreign Exchange Contracts
Portfolio	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$—	$—	$31,219	$5,963	$—	$—	$—	$358
SA Multi-Managed Moderate Growth	—	—	39,704	46,835	—	—	—	1,169
SA Multi-Managed Income/ Equity	—	—	19,502	46,603	—	—	—	1,197
SA Multi-Managed Income	—	—	7,586	46,341	—	—	—	1,133
SA Putnam Asset Allocation Diversified Growth	—	—	—	151,957	—	—	—	125,690
SA Multi-Managed Large Cap Growth	—	—	196,804	—	—	—	—	—
SA Multi-Managed Large Cap Value	—	—	—	274,627	—	—	—	—
SA Multi-Managed Diversified Fixed Income	—	—	—	445,764	—	—	—	17,258
SA Wellington Real Return	—	—	—	2,171,348	—	—	—	4,908

Statement of Assets and Liabilities Location:

(1)  Variation margin on futures contracts

(2)  Unrealized appreciation on swap contracts

(3)  Investments at value (unaffiliated)

(4)  Unrealized appreciation on forward foreign currency contracts

(5)  Unrealized depreciation on swap contracts

(6)  Call and put options written, at value

(7)  Unrealized depreciation on forward foreign currency contracts

(8)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio's Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Multi-Managed Growth	$53,928
SA Multi-Managed Moderate Growth	160,214
SA Multi-Managed Income/Equity	171,954
SA Multi-Managed Income	163,396
SA Putnam Asset Allocation Diversified Growth	188,070
SA Multi-Managed Large Cap Growth	(20,577)
SA Multi-Managed Large Cap Value	(27,436)
SA Multi-Managed Mid Cap Growth	(6,688)
SA Multi-Managed Mid Cap Value	(3,344)
SA Multi-Managed Small Cap	(2,319)
SA Multi-Managed International Equity	(248,297)
SA Multi-Managed Diversified Fixed Income	1,656,699
SA Wellington Real Return	1,322,147

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Interest Rate Contracts
SA Multi-Managed Growth	$(59,209)	$(1,119)	$—	$—	$—
SA Multi-Managed Moderate Growth	(182,204)	(523)	—	—	—
SA Multi-Managed Income/Equity	(206,316)	(755)	—	—	—
SA Multi-Managed Income	(218,411)	(2,066)	—	—	—
SA Putnam Asset Allocation Diversified Growth	(284,046)	—	—	—	—
SA Multi-Managed Diversified Fixed Income	(1,425,837)	—	—	—	—
SA Wellington Real Return	(1,524,018)	—	—	—	—
	Equity Contracts
SA Multi-Managed Growth	$(19,963)	$—	$—	$—	$—
SA Multi-Managed Moderate Growth	(9,945)	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	(2,435,362)	904,886	—	—	—
SA Multi-Managed Large Cap Growth	101,542	—	—	—	—
SA Multi-Managed Large Cap Value	100,464	—	—	—	—
SA Multi-Managed Mid Cap Growth	6,760	—	—	—	—
SA Multi-Managed Mid Cap Value	3,380	—	—	—	—
SA Multi-Managed Small Cap	(47,922)	—	—	—	—
SA Multi-Managed International Equity	472,152	—	—	—	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income	$—	$(18,811)	$—	$—	$—
	Foreign Exchange Contracts
SA Multi-Managed Growth	$—	$—	$—	$(85,491)	$(422)
SA Multi-Managed Moderate Growth	—	—	—	(108,902)	7,818
SA Multi-Managed Income/Equity	—	—	—	(59,336)	5,044
SA Multi-Managed Income	—	—	—	(23,972)	7,989
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	(14,495)
SA Multi-Managed Large Cap Growth	—	—	—	(542,576)	—
SA Multi-Managed Large Cap Value	—	—	—	—	369,810
SA Multi-Managed Diversified Fixed Income	—	—	—	—	108,298
SA Wellington Real Return	—	—	—	—	2,608,062
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Interest Rate Contracts
SA Multi-Managed Growth	$(16,001)	$(10,185)	$—	$—	$—
SA Multi-Managed Moderate Growth	(14,623)	(6,879)	—	—	—
SA Multi-Managed Income/Equity	18,116	(11,478)	—	—	—
SA Multi-Managed Income	39,644	(680)	—	—	—
SA Putnam Asset Allocation Diversified Growth	35,121	—	—	—	—
SA Multi-Managed Diversified Fixed Income	(589,249)	—	—	—	—
SA Wellington Real Return	435,327	—	—	—	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Equity Contracts
SA Multi-Managed Growth	$6,955	$—	$—	$—	$—
SA Multi-Managed Moderate Growth	12,672	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	810,558	(398,002)	—	—	—
SA Multi-Managed Large Cap Growth	(22,099)	—	—	—	—
SA Multi-Managed Large Cap Value	(30,479)	—	—	—	—
SA Multi-Managed Mid Cap Growth	976	—	—	—	—
SA Multi-Managed Mid Cap Value	487	—	—	—	—
SA Multi-Managed Small Cap	34,082	—	—	—	—
SA Multi-Managed International Equity	(244,147)	—	—	—	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income	$—	$(13,405)	$—	$—	$—
	Foreign Exchange Contracts
SA Multi-Managed Growth	$—	$—	$—	$9,090	$3,755
SA Multi-Managed Moderate Growth	—	—	—	12,969	32,746
SA Multi-Managed Income/Equity	—	—	—	11,710	30,622
SA Multi-Managed Income	—	—	—	5,195	31,904
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	53,717
SA Multi-Managed Large Cap Growth	—	—	—	64,420	—
SA Multi-Managed Large Cap Value	—	—	—	—	(589,443)
SA Multi-Managed Diversified Fixed Income	—	—	—	—	269,984
SA Wellington Real Return	—	—	—	—	1,118,029

Statement of Operations Location:

(1)  Net realized gain (loss) on futures contracts

(2)  Net realized gain (loss) on swap contracts

(3)  Net realized gain (loss) on written options contracts

(4)  Net realized gain (loss) on investments

(5)  Net realized gain (loss) on forward contracts

(6)  Change in unrealized appreciation (depreciation) on futures contracts

(7)  Change in unrealized appreciation (depreciation) on swap contracts

(8)  Change in unrealized appreciation (depreciation) on written options contracts

(9)  Change in unrealized appreciation (depreciation) on investments

(10)  Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the six months ended September 30, 2021.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(1)	Purchased Options Contracts(2)	Interest Rate Swap Contracts(1)	Credit Swap Contracts(1)	Total Return Swap Contracts(2)
SA Multi-Managed Growth Portfolio	$5,294,854	$263,534	$23,977	$230,000	$—	$—
SA Multi-Managed Moderate Growth Portfolio	18,516,786	1,757,942	30,249	340,000	—	—
SA Multi-Managed Income/Equity Portfolio	15,100,806	1,776,841	14,909	425,000	—	—
SA Multi-Managed Income Portfolio	13,684,565	1,748,001	5,829	670,000	—	—
SA Putnam Asset Allocation: Diversified Growth Portfolio	45,950,440	15,679,221	—	—	—	7,411,924
SA Multi-Managed Large Cap Growth Portfolio	823,599	—	148,939	—	—	—
SA Multi-Managed Large Cap Value Portfolio	862,438	24,660,379	—	—	—	—
SA Multi-Managed Mid Cap Growth Portfolio	540,777	—	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	270,388	—	—	—	—	—
SA Multi-Managed Small Cap Portfolio	2,781,613	—	—	—	—	—
SA Multi-Managed International Equity Portfolio	8,184,569	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	194,569,738	19,100,573	—	—	1,115,000	—
SA Wellington Real Return Portfolio	190,421,826	226,676,931	—	—	—	—

(1) Amounts represent notional amounts in US dollars.

(2) Amounts represent values in US dollars.

The following tables set forth the Portfolios' derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of September 30, 2021. The repurchase agreements held by the Portfolios as of September 30, 2021, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios' holdings in repurchase agreements.

	SA Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$3,151	$—	$—	$3,151	$—	$—	$—	$—	$3,151	$—	$3,151
BNP Paribas SA	—	—	490	490	—	—	—	—	490	—	490
Goldman Sachs International	2,812	—	2,257	5,069	358	—	—	358	4,711	—	4,711
JPMorgan Chase Bank	—	—	28,472	28,472	—	—	—	—	28,472	—	28,472
Total	$5,963	$—	$31,219	$37,182	$358	$—	$—	$358	$36,824	$—	$36,824

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$39,420	$—	$—	$39,420	$—	$—	$—	$—	$39,420	$—	$39,420
BNP Paribas SA	—	—	605	605	—	—	—	—	605	—	605
Goldman Sachs International	7,415	—	2,800	10,215	945	—	—	945	9,270	—	9,270
JPMorgan Chase Bank	—	—	36,299	36,299	—	—	—	—	36,299	(36,299)	—
Morgan Stanley & Co., Inc.	—	—	—	—	224	—	—	224	(224)	—	(224)
Total	$46,835	$—	$39,704	$86,539	$1,169	$—	$—	$1,169	$85,370	$(36,299)	$49,071

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$39,040	$—	$—	$39,040	$—	$—	$—	$—	$39,040	$—	$39,040
BNP Paribas SA	—	—	306	306	—	—	—	—	306	—	306
Goldman Sachs International	7,563	—	1,365	8,928	963	—	—	963	7,965	—	7,965
JPMorgan Chase Bank	—	—	17,831	17,831	—	—	—	—	17,831	—	17,831
Morgan Stanley & Co., Inc.	—	—	—	—	234	—	—	234	(234)	—	(234)
Total	$46,603	$—	$19,502	$66,105	$1,197	$—	$—	$1,197	$64,908	$—	$64,908

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$39,202	$—	$—	$39,202	$—	$—	$—	$—	$39,202	$—	$39,202
BNP Paribas SA	—	—	121	121	—	—	—	—	121	—	121
Goldman Sachs International	7,139	—	544	7,683	908	—	—	908	6,775	—	6,775
JPMorgan Chase Bank	—	—	6,921	6,921	—	—	—	—	6,921	—	6,921
Morgan Stanley & Co., Inc.	—	—	—	—	225	—	—	225	(225)	—	(225)
Total	$46,341	$—	$7,586	$53,927	$1,133	$—	$—	$1,133	$52,794	$—	$52,794

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Putnam Asset Allocation Diversified Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$8,761	$—	$—	$8,761	$—	$—	$—	$—	$8,761	$—	$8,761
Citibank N.A.	2,334	—	—	2,334	20,713	84,315	—	105,028	(102,694)	—	(102,694)
Goldman Sachs International	16,147	—	—	16,147	1,935	138,774	—	140,709	(124,562)	—	(124,562)
HSBC Bank USA	—	—	—	—	26,474	—	—	26,474	(26,474)	—	(26,474)
JPMorgan Chase Bank	22,450	—	—	22,450	31,078	—	—	31,078	(8,628)	—	(8,628)
Morgan Stanley & Co., Inc.	6,339	—	—	6,339	1	—	—	1	6,338	—	6,338
NatWest Markets PLC	38,955	—	—	38,955	3,528	—	—	3,528	35,427	—	35,427
State Street Bank and Trust Co.	171	—	—	171	19,553	—	—	19,553	(19,382)	—	(19,382)
Toronto Dominion Bank	2,049	—	—	2,049	10,062	—	—	10,062	(8,013)	—	(8,013)
UBS AG	31,015	—	—	31,015	7,452	—	—	7,452	23,563	—	23,563
Westpac Banking Corp.	23,736	—	—	23,736	4,894	—	—	4,894	18,842	—	18,842
Total	$151,957	$—	$—	$151,957	$125,690	$223,089	$—	$348,779	$(196,822)	$—	$(196,822)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Large Cap Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$—	$—	$3,304	$3,304	$—	$—	$—	$—	$3,304	$(3,304)	$—
Goldman Sachs International	—	—	12,577	12,577	—	—	—	—	12,577	(12,577)	—
JPMorgan Chase Bank	—	—	180,923	180,923	—	—	—	—	180,923	(180,923)	—
Total	$—	$—	$196,804	$196,804	$—	$—	$—	$—	$196,804	$(196,804)	$—

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$23,017	$—	$—	$23,017	$—	$—	$—	$—	$23,017	$—	$23,017
Credit Suisse AG	144,807	—	—	144,807	—	—	—	—	144,807	—	144,807
JPMorgan Chase Bank N.A.	88,743	—	—	88,743	—	—	—	—	88,743	—	88,743
Morgan Stanley & Co., Inc.	18,060	—	—	18,060	—	—	—	—	18,060	—	18,060
Total	$274,627	$—	$—	$274,627	$—	$—	$—	$—	$274,627	$—	$274,627

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$337,696	$—	$—	$337,696	$—	$—	$—	$—	$337,696	$—	$337,696
Citibank N.A.	7,500	—	—	7,500	—	—	—	—	7,500	—	7,500
Goldman Sachs International	100,568	—	—	100,568	12,799	—	—	12,799	87,769	—	87,769
UBS AG	—	—	—	—	4,459	—	—	4,459	(4,459)	—	(4,459)
Total	$445,764	$—	$—	$445,764	$17,258	$—	$—	$17,258	$428,506	$—	$428,506

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Wellington Real Return Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$739,797	$—	$—	$739,797	$3,519	$—	$—	$3,519	$736,278	$—	$736,278
Citibank N.A.	1,299,984	—	—	1,299,984	—	—	—	—	1,299,984	—	1,299,984
Goldman Sachs International	504	—	—	504	—	—	—	—	504	—	504
Morgan Stanley & Co., Inc.	131,063	—	—	131,063	—	—	—	—	131,063	—	131,063
UBS AG	—	—	—	—	1,389	—	—	1,389	(1,389)	—	(1,389)
Total	$2,171,348	$—	$—	$2,171,348	$4,908	$—	$—	$4,908	$2,166,440	$—	$2,166,440

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of September 30, 2021, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.10%	$105,000
SA Multi-Managed Moderate Growth	0.11	120,000
SA Multi-Managed Income/Equity	0.21	225,000
SA Multi-Managed Income	0.20	215,000
SA Multi-Managed Large Cap Value	0.55	595,000
SA Multi-Managed Mid Cap Growth	0.44	475,000
SA Multi-Managed Diversified Fixed Income	2.97	3,215,000
SA Wellington Real Return	1.95	2,105,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 30, 2021, bearing interest at a rate of 0.04% per annum, with a principal amount of $108,195,000, a repurchase price of $108,195,120, and a maturity date of October 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.50%	05/31/2027	$114,068,000	$110,289,571

As of September 30, 2021, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.10%	$75,000
SA Multi-Managed Moderate Growth	0.11	80,000
SA Multi-Managed Income/Equity	0.21	155,000
SA Multi-Managed Income	0.20	150,000
SA Multi-Managed Large Cap Value	0.55	410,000
SA Multi-Managed Mid Cap Growth	0.44	330,000
SA Multi-Managed Diversified Fixed Income	2.97	2,230,000
SA Wellington Real Return	1.95	1,460,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated September 30, 2021, bearing interest at a rate of 0.05% per annum, with a principal amount of $75,000,000, a repurchase price of $75,000,104, and a maturity date of October 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	08/15/2024	$72,427,000	$76,514,181

As of September 30, 2021, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.10%	$65,000
SA Multi-Managed Moderate Growth	0.11	70,000
SA Multi-Managed Income/Equity	0.21	135,000
SA Multi-Managed Income	0.20	130,000
SA Multi-Managed Large Cap Value	0.55	355,000
SA Multi-Managed Mid Cap Growth	0.44	285,000
SA Multi-Managed Diversified Fixed Income	2.97	1,930,000
SA Wellington Real Return	1.95	1,265,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 30, 2021, bearing interest at a rate of 0.05% per annum, with a principal amount of $65,000,000, a repurchase price of $65,000,090, and a maturity date of October 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.25%	08/15/2046	$63,882,100	$66,214,209

As of September 30, 2021, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.10%	$120,000
SA Multi-Managed Moderate Growth	0.13	145,000
SA Multi-Managed Income/Equity	0.22	250,000
SA Multi-Managed Income	0.21	240,000
SA Multi-Managed Large Cap Value	0.56	640,000
SA Multi-Managed Mid Cap Growth	0.46	525,000
SA Multi-Managed Diversified Fixed Income	2.99	3,435,000
SA Wellington Real Return	1.96	2,255,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 30, 2021, bearing interest at a rate of 0.03% per annum, with a principal amount of $115,000,000, a repurchase price of $115,000,096, and a maturity date of October 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.13%	11/15/2028	$103,356,000	$117,237,090

As of September 30, 2021, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.10%	$115,000
SA Multi-Managed Moderate Growth	0.11	125,000
SA Multi-Managed Income/Equity	0.21	240,000
SA Multi-Managed Income	0.20	230,000
SA Multi-Managed Large Cap Value	0.55	630,000
SA Multi-Managed Mid Cap Growth	0.44	505,000
SA Multi-Managed Diversified Fixed Income	2.97	3,420,000
SA Wellington Real Return	1.95	2,240,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated September 30, 2021, bearing interest at a rate of 0.04% per annum, with a principal amount of $115,000,000 a repurchase price of $115,000,128, and a maturity date of October 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.50%	08/15/2023	$112,295,000	$117,342,743

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Loans: Certain Portfolios may invest in senior loans which generally consist of direct debt obligations of companies (collectively, "Borrowers"), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower's business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and other countries' tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Distributions received from Real Estate Investment Trust ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

LIBOR Risk: A Portfolio's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR's administrator announced that most LIBOR settings will no longer be published after June 30, 2023. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments.

Regulators and market participants are working together to identify or develop successor Reference Rates. It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Portfolio. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates, and these changes could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Portfolio or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Portfolio's performance and/or net asset value.

Recent Accounting and Regulatory Developments: In March 2020, the FASB issued ASU No. 2020-04 "Facilitation of the Effects of Reference Rate Reform on Financial Reporting", which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank offered based reference rates at of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the "Rule"). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board's assignment of its responsibility for the execution of valuation-related activities to a fund's investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and has a compliance date of September 8, 2022 (eighteen months following the effective date). Management is currently evaluating the Rule and its impact to the Portfolios.

Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
SA Multi-Managed Growth(1)	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%
SA Multi-Managed Moderate Growth(2)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed Income/Equity(3)	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%
SA Multi-Managed Income(4)	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
SA Putnam Asset Allocation Diversified Growth(5)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA T. Rowe Price Growth Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed Large Cap Growth(6), SA Multi-Managed Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%

Portfolio	Assets	Management Fees
SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value,	0-$250 million	0.85%
SA Multi-Managed Small Cap	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed International Equity(7)	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
SA Multi-Managed Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
SA Wellington Real Return(8)	0-$500 million	0.60%
	>$500 million	0.55%
SA Columbia Focused Value(9)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
SA Allocation Growth(10), SA Allocation Moderate Growth(10),
SA Allocation Moderate(10), SA Allocation Balanced(10)	>0	0.10%

(1)  The Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.82% on the first $250 million, 0.77% on the next $250 million and 0.72% above $500 million. For the six months ended September 30, 2021, the amount of advisor fees waived was $19,491.

(2)  The Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Moderate Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.80% on the first $250 million, 0.75% on the next $250 million and 0.70% above $500 million. For the six months ended September 30, 2021, the amount of advisor fees waived was $23,466.

(3)  The Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Income/Equity Portfolio so that the advisory fee payable on average daily net assets equals 0.77% on the first $250 million, 0.72% on the next $250 million and 0.67% above $500 million. For the six months ended September 30, 2021, the amount of advisor fees waived was $11,678.

(4)  The Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Income Portfolio so that the advisory fee payable on average daily net assets equals 0.74% on the first $250 million, 0.69% on the next $250 million and 0.64% above $500 million. For the six months ended September 30, 2021, the amount of advisor fees waived was $6,706.

(5)  The Advisor has contractually agreed to waive its advisory fees for the SA Putnam Asset Allocation Diversified Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.70% on the first $250 million, 0.65% on the next $250 million, and 0.60% above $500 million. For the six months ended September 30, 2021, the amount of advisor fees waived was $169,990.

(6)  The Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Large Cap Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.73% on the first $250 million, 0.67% on the next $250 million and 0.58% above $500 million. For the six months ended September 30, 2021, the amount of advisor fees waived was $236,254.

(7)  The Adviser contractually agreed to waive its advisory fees for the SA Multi-Managed International Equity Portfolio so that the advisory fee on average daily net assets equals 0.91% on the first $250 million, 0.86% on the next $250 million, and 0.81% above $500 million. For the six months ended September 30, 2021, the amount of advisory fees waived was $84,138.

(8)  The Adviser voluntarily agreed to waive 0.05% of advisory fees for the SA Wellington Real Return Portfolio. For the six months ended September 30, 2021, the amount of advisory fees waived was $172,079.

(9)  The Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Value Portfolio so that the advisory fee payable to SAAMCo equals 0.67% of average daily net assets. For the six months ended September 30, 2021, the amount of advisory fees waived was $598,057.

(10)  The Adviser contractually agreed to waive its advisory fee for the SA Allocation Growth, SA Allocation Moderate Growth, SA Allocation Moderate and SA Allocation Balanced Portfolios so that the advisory fee payable to SAAMCo equals 0.09% of average daily net assets. For the six months ended September 30, 2021, the amount of advisory fees waived was $18,085, $27,863, $16,621 and $13,364, respectively.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser/Adviser
SA Multi-Managed Growth	Morgan Stanley J.P. Morgan WMC
SA Multi-Managed Moderate Growth	Morgan Stanley J.P. Morgan WMC
SA Multi-Managed Income/Equity	Morgan Stanley WMC
SA Multi-Managed Income	Morgan Stanley WMC
SA Putnam Asset Allocation Diversified Growth	Putnam Investment Management, LLC
SA T. Rowe Price Growth Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
SA Multi-Managed Large Cap Growth	Goldman Sachs Asset Management, L.P. Morgan Stanley SAAMCo
SA Multi-Managed Large Cap Value	SAAMCo American Century Investment Management, Inc. WMC
SA Multi-Managed Mid Cap Growth	SAAMCo T. Rowe Price WMC
SA Multi-Managed Mid Cap Value	T. Rowe Price Massachusetts Financial Services Company SAAMCo
SA Multi-Managed Small Cap	Schroder Investment Management J.P. Morgan SAAMCo
SA Multi-Managed International Equity	Schroder Investment Management T. Rowe Price SAAMCo
SA Multi-Managed Diversified Fixed Income	PineBridge WMC
SA Wellington Real Return	WMC
SA Columbia Focused Value	Columbia
SA Allocation Growth	SAAMCo
SA Allocation Moderate Growth	SAAMCo
SA Allocation Moderate	SAAMCo
SA Allocation Balanced	SAAMCo

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company ("VRSCO"), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided, pursuant to the agreement, which is allocated based on shareholder accounts. For the six months ended September 30, 2021 transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. For the six months ended September 30, 2021, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Note 4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, investments in partnerships, straddle loss deferrals, inflation securities, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2021
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$7,062,075	$5,357,630	$10,241,434	$887,668	$6,038,851
SA Multi-Managed Moderate Growth	10,348,852	7,103,224	13,829,168	1,919,662	7,544,389
SA Multi-Managed Income/Equity	4,996,941	3,267,824	4,285,069	2,223,705	3,925,498
SA Multi-Managed Income	2,628,956	1,446,971	2,087,295	1,830,327	1,777,904
SA Putnam Asset Allocation Diversified Growth	10,259,706	6,883,497	42,301,231	2,316,442	—
SA T. Rowe Price Growth Stock	20,232,909	72,710,434	176,902,087	99,819	43,346,315
SA Multi-Managed Large Cap Growth	46,890,880	89,596,767	181,089,589	6,553,237	60,868,671
SA Multi-Managed Large Cap Value	30,689,886	25,961,737	136,500,604	29,782,746	23,924,700
SA Multi-Managed Mid Cap Growth	24,297,947	45,752,085	71,654,861	1,601,164	26,185,163
SA Multi-Managed Mid Cap Value	4,472,225	8,550,238	60,003,090	2,762,847	7,943,239
SA Multi-Managed Small Cap	11,656,446	17,507,920	66,230,224	576,238	29,447,354
SA Multi-Managed International Equity	9,909,532	14,385,704	79,300,665	6,272,874	5,610,644
SA Multi-Managed Diversified Fixed Income	31,186,325	7,591,726	16,054,822	42,826,731	1,137,027
SA Wellington Real Return	16,873,232	—	16,113,540	21,414,633	—
SA Columbia Focused Value	9,946,777	18,901,707	112,015,036	5,307,266	18,805,786
SA Allocation Growth	5,683,785	16,026,637	36,539,271	2,367,128	11,177,013
SA Allocation Moderate Growth	10,234,671	29,923,757	59,887,167	173,160	19,697,069
SA Allocation Moderate	6,668,931	16,394,144	29,703,939	84,116	11,743,164
SA Allocation Balanced	2,740,453	8,347,684	17,265,481	2,938,089	8,608,999

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended March 31, 2020
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$219,400	$4,534,391
SA Multi-Managed Moderate Growth	859,572	6,076,018
SA Multi-Managed Income/Equity	1,016,806	2,336,223
SA Multi-Managed Income	1,041,462	903,149
SA Putnam Asset Allocation Diversified Growth	2,047,258	5,845,257
SA T. Rowe Price Growth Stock	—	33,850,374
SA Multi-Managed Large Cap Growth	2,151,774	59,263,573
SA Multi-Managed Large Cap Value	21,597,978	36,375,276
SA Multi-Managed Mid Cap Growth	282,502	22,505,613
SA Multi-Managed Mid Cap Value	4,440,112	10,516,976
SA Multi-Managed Small Cap	537,990	18,804,447
SA Multi-Managed International Equity	14,777,222	26,298,897
SA Multi-Managed Diversified Fixed Income	29,093,538	—
SA Wellington Real Return	2,372,446	—
SA Columbia Focused Value.	1,384,415	4,350,560
SA Allocation Growth	20,885	6,005,057
SA Allocation Moderate Growth	6,509,526	16,767,909
SA Allocation Moderate	4,319,449	9,146,016
SA Allocation Balanced	3,496,321	4,408,464

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring the first day of the following year. For the fiscal year ended March 31, 2021, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Losses	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA Multi-Managed Growth	$—	$—	$—
SA Multi-Managed Moderate Growth	—	—	—
SA Multi-Managed Income/Equity	—	—	—
SA Multi-Managed Income	—	—	—
SA Putnam Asset Allocation Diversified Growth	—	—	—
SA T. Rowe Price Growth Stock	597,478	—	—
SA Multi-Managed Large Cap Growth	—	—	—
SA Multi-Managed Large Cap Value	—	—	—
SA Multi-Managed Mid Cap Growth	486,263	—	—
SA Multi-Managed Mid Cap Value	—	—	—
SA Multi-Managed Small Cap	—	—	—
SA Multi-Managed International Equity	—	—	—
SA Multi-Managed Diversified Fixed Income	—	—	—
SA Wellington Real Return	—	—	—
SA Columbia Focused Value	—	—	—
SA Allocation Growth	—	—	—
SA Allocation Moderate Growth	—	—	—
SA Allocation Moderate	—	—	—
SA Allocation Balanced	—	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA Multi-Managed Growth	$9,600,751	$(1,495,083)	$8,105,668	$49,466,438
SA Multi-Managed Moderate Growth	14,156,472	(2,196,045)	11,960,427	92,926,166
SA Multi-Managed Income/Equity	5,244,462	(1,084,373)	4,160,089	67,425,450
SA Multi-Managed Income	2,891,775	(683,116)	2,208,659	56,368,400
SA Putnam Asset Allocation Diversified Growth	43,498,054	(5,045,330)	38,452,724	191,519,426
SA T. Rowe Price Growth Stock	205,969,064	(9,459,409)	196,509,655	269,451,915
SA Multi-Managed Large Cap Growth	215,901,984	(7,561,675)	208,340,309	358,514,669
SA Multi-Managed Large Cap Value	142,721,605	(21,813,077)	120,908,528	667,014,658
SA Multi-Managed Mid Cap Growth	66,396,777	(12,659,151)	53,737,626	195,962,312
SA Multi-Managed Mid Cap Value	54,084,691	(5,014,066)	49,070,625	187,282,044
SA Multi-Managed Small Cap	59,208,472	(10,695,312)	48,513,160	196,063,285
SA Multi-Managed International Equity	94,885,347	(16,316,746)	78,568,601	317,168,703
SA Multi-Managed Diversified Fixed Income	31,736,239	(10,236,576)	21,499,663	1,163,218,036
SA Wellington Real Return	30,676,011	(6,565,249)	24,110,762	672,886,758
SA Columbia Focused Value	102,900,818	(5,226,044)	97,674,774	253,376,963
SA Allocation Growth	52,190,548	(2,613,665)	49,576,883	323,616,928
SA Allocation Moderate Growth	80,134,894	(3,278,985)	76,855,909	471,390,251
SA Allocation Moderate	41,499,019	(2,935,744)	38,563,275	289,364,819
SA Allocation Balanced	25,222,504	(2,257,625)	22,964,879	244,689,908

Note 5.  Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the six months ended September 30, 2021, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2021 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA Multi-Managed Growth	$16,671,324	$19,690,721	$1,131,493	$1,559,710
SA Multi-Managed Moderate Growth	27,138,712	25,219,521	2,707,532	4,504,903
SA Multi-Managed Income/ Equity	13,051,471	13,452,067	3,967,204	4,747,226
SA Multi-Managed Income	9,180,592	8,410,153	4,266,783	2,700,602
SA Putnam Asset Allocation Diversified Growth	70,097,145	76,757,174	23,726,503	23,279,555
SA T. Rowe Price Growth Stock	52,110,587	80,969,305	—	—
SA Multi-Managed Large Cap Growth	113,088,027	110,466,947	—	—
SA Multi-Managed Large Cap Value	159,144,804	196,266,019	—	—
SA Multi-Managed Mid Cap Growth	89,662,035	104,413,137	—	—
SA Multi-Managed Mid Cap Value	46,598,044	72,593,820	—	—
SA Multi-Managed Small Cap	76,158,626	89,113,263	—	—
SA Multi-Managed International Equity	43,389,302	45,327,681	—	—
SA Multi-Managed Diversified Fixed Income	153,896,712	128,798,308	90,545,280	112,068,222
SA Wellington Real Return	45,776,972	43,900,408	68,438,061	33,191,544
SA Columbia Focused Value Portfolio	34,297,017	38,279,279	—	—
SA Allocation Growth	59,320,976	23,232,997	—	—
SA Allocation Moderate Growth	36,502,844	43,993,050	—	—
SA Allocation Moderate	23,869,451	29,454,862	—	—
SA Allocation Balanced	25,756,602	24,972,188	—	—

Note 7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	SA Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021		For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	18,195	$394,880	12,192	$253,632	33,075	$715,672	23,481	$485,101
Reinvested dividends	—	—	68,521	1,410,153	—	—	121,853	2,502,859
Shares redeemed	(39,179)	(829,002)	(78,609)	(1,584,897)	(36,733)	(785,135)	(160,904)	(3,202,953)
Net increase (decrease)	(20,984)	$(434,122)	2,104	$78,888	(3,658)	$(69,463)	(15,570)	$(214,993)

	SA Multi-Managed Growth Portfolio
	Class 3
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	40,292	$868,107	35,860	$707,999
Reinvested dividends	—	—	147,216	3,013,507
Shares redeemed	(225,443)	(4,832,051)	(270,026)	(5,246,920)
Net increase (decrease)	(185,151)	$(3,963,944)	(86,950)	$(1,525,414)
	SA Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021		For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	19,790	$318,847	19,306	$301,498	105,836	$1,696,288	62,422	$973,340
Reinvested dividends	—	—	71,490	1,102,380	—	—	307,215	4,728,038
Shares redeemed	(48,368)	(772,047)	(79,168)	(1,178,387)	(174,704)	(2,748,462)	(388,132)	(5,765,636)
Net increase (decrease)	(28,578)	$(453,200)	11,628	$225,491	(68,868)	$(1,052,174)	(18,495)	$(64,258)
	SA Multi-Managed Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	74,025	$1,184,711	89,323	$1,313,575
Reinvested dividends	—	—	236,257	3,633,633
Shares redeemed	(161,406)	(2,566,159)	(299,118)	(4,428,659)
Net increase (decrease)	(87,381)	$(1,381,448)	26,462	$518,549
	SA Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021		For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,226	$184,621	63,515	$837,309	96,630	$1,253,980	336,386	$4,344,874
Reinvested dividends	—	—	65,244	833,170	—	—	267,374	3,411,692
Shares redeemed	(57,829)	(743,029)	(114,367)	(1,494,473)	(261,459)	(3,395,272)	(420,133)	(5,352,635)
Net increase (decrease)	(43,603)	$(558,408)	14,392	$176,006	(164,829)	$(2,141,292)	183,627	$2,403,931

	SA Multi-Managed Income/Equity Portfolio
	Class 3
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	64,177	$822,212	183,720	$2,394,998
Reinvested dividends	—	—	149,126	1,904,341
Shares redeemed	(82,519)	(1,061,226)	(269,118)	(3,485,505)
Net increase (decrease)	(18,342)	$(239,014)	63,728	$813,834
	SA Multi-Managed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021		For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,960	$109,293	75,900	$963,752	56,558	$688,207	348,335	$4,390,557
Reinvested dividends	—	—	34,032	412,472	—	—	168,282	2,037,895
Shares redeemed	(69,207)	(844,195)	(72,630)	(911,730)	(144,607)	(1,756,222)	(309,270)	(3,898,174)
Net increase (decrease)	(60,247)	$(734,902)	37,302	$464,494	(88,049)	$(1,068,015)	207,347	$2,530,278
	SA Multi-Managed Income Portfolio
	Class 3
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	55,702	$675,435	252,694	$3,126,228
Reinvested dividends	—	—	95,533	1,157,864
Shares redeemed	(81,090)	(979,055)	(222,886)	(2,760,917)
Net increase (decrease)	(25,388)	$(303,620)	125,341	$1,523,175
	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021		For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	545	$8,377	133,525	$1,637,325	27,266	$423,193	360,416	$4,321,302
Reinvested dividends	—	—	15,216	212,269	—	—	46,791	652,736
Shares redeemed	(108,038)	(1,647,614)	(220,531)	(2,860,108)	(300,373)	(4,608,030)	(758,439)	(9,842,598)
Net increase (decrease)	(107,493)	$(1,639,237)	(71,790)	$(1,010,514)	(273,107)	$(4,184,837)	(351,232)	$(4,868,560)

	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 3
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	647,288	$9,797,596	1,177,466	$14,662,382
Reinvested dividends	—	—	104,420	1,451,437
Shares redeemed	(486,642)	(7,431,665)	(1,288,871)	(16,437,490)
Net increase (decrease)	160,646	$2,365,931	(6,985)	$(323,671)
	SA T. Rowe Price Growth Stock Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021		For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	512,639	$17,504,751	365,871	$10,236,550	10,346	$328,164	35,209	$922,499
Reinvested dividends	—	—	1,231,361	35,426,255	—	—	160,725	4,402,268
Shares redeemed	(1,047,280)	(34,857,790)	(4,478,013)	(124,140,165)	(183,479)	(5,787,343)	(456,533)	(12,030,997)
Net increase (decrease)	(534,641)	$(17,353,039)	(2,880,781)	$(78,477,360)	(173,133)	$(5,459,179)	(260,599)	$(6,706,230)
	SA T. Rowe Price Growth Stock Portfolio
	Class 3
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	11,021	$323,289	41,711	$1,065,509
Reinvested dividends	—	—	136,257	3,617,611
Shares redeemed	(200,936)	(6,167,060)	(377,551)	(9,624,318)
Net increase (decrease)	(189,915)	$(5,843,771)	(199,583)	$(4,941,198)
	SA Multi-Managed Large Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021		For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,575,778	$51,101,382	503,180	$9,349,565	4,935	$94,451	74,876	$1,251,372
Reinvested dividends	—	—	3,236,163	59,901,369	—	—	273,069	4,904,322
Shares redeemed	(2,247,376)	(46,338,269)	(11,055,234)	(194,609,631)	(180,462)	(3,595,360)	(366,429)	(6,537,900
Net increase (decrease)	328,402	$4,763,113	(7,315,891)	$(125,358,697)	(175,527)	$(3,500,909)	(18,484)	$(382,206)

	SA Multi-Managed Large Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	1,589	$31,623	53,467	$917,971
Reinvested dividends	—	—	147,976	2,616,217
Shares redeemed	(101,305)	(1,966,602)	(209,246)	(3,593,283)
Net increase (decrease)	(99,716)	$(1,934,979)	(7,803)	$(59,095)
	SA Multi-Managed Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021		For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,388,589	$75,318,668	2,850,743	$39,175,079	24,719	$430,172	104,627	$1,571,856
Reinvested dividends	—	—	3,323,499	51,381,298	—	—	101,254	1,564,372
Shares redeemed	(6,652,595)	(116,416,924)	(7,134,845)	(105,989,097)	(151,218)	(2,624,241)	(213,060)	(3,147,324)
Net increase (decrease)	(2,264,006)	$(41,098,256)	(960,603)	$(15,432,720)	(126,499)	$(2,194,069)	(7,179)	$(11,096)
	SA Multi-Managed Large Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	17,145	$296,714	25,930	$362,614
Reinvested dividends	—	—	49,274	761,776
Shares redeemed	(59,765)	(1,040,455)	(148,222)	(2,207,587)
Net increase (decrease)	(42,620)	$(743,741)	(73,018)	$(1,083,197)
	SA Multi-Managed Mid Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021		For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	697,324	$18,323,964	63,986	$1,539,684	4,284	$104,664	24,633	$495,413
Reinvested dividends	—	—	885,950	22,866,374	—	—	125,841	3,037,793
Shares redeemed	(989,410)	(26,622,846)	(2,888,505)	(64,908,710)	(84,677)	(2,114,679)	(188,443)	(4,237,142)
Net increase (decrease)	(292,086)	$(8,298,882)	(1,938,569)	$(40,502,652)	(80,393)	$(2,010,015)	(37,969)	$(703,936)

	SA Multi-Managed Mid Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	4,960	$121,738	12,884	$288,360
Reinvested dividends	—	—	81,163	1,882,160
Shares redeemed	(47,451)	(1,128,225)	(143,223)	(3,076,996)
Net increase (decrease)	(42,491)	$(1,006,487)	(49,176)	$(906,476)
	SA Multi-Managed Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021		For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	693,760	$13,557,147	745,573	$11,166,595	16,764	$319,706	44,082	$701,396
Reinvested dividends	—	—	533,997	9,222,131	—	—	53,351	918,697
Shares redeemed	(2,020,273)	(39,624,403)	(2,317,768)	(36,048,939)	(99,493)	(1,945,196)	(184,890)	(2,927,676)
Net increase (decrease)	(1,326,513)	$(26,067,256)	(1,038,198)	$(15,660,213)	(82,729)	$(1,625,490)	(87,457)	$(1,307,583)
	SA Multi-Managed Mid Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	12,963	$255,347	22,895	$357,413
Reinvested dividends	—	—	32,883	565,258
Shares redeemed	(64,465)	(1,260,954)	(150,327)	(2,329,692)
Net increase (decrease)	(51,502)	$(1,005,607)	(94,549)	$(1,407,021)
	SA Multi-Managed Small Cap Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021		For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,526,855	$23,816,725	257,631	$3,397,607	24,390	$364,933	48,844	$634,397
Reinvested dividends	—	—	1,877,237	26,750,632	—	—	144,294	1,986,928
Shares redeemed	(2,329,121)	(35,997,289)	(2,931,243)	(39,921,397)	(109,330)	(1,641,650)	(174,707)	(2,273,193)
Net increase (decrease)	(802,266)	$(12,180,564)	(796,375)	$(9,773,158)	(84,940)	$(1,276,717)	18,431	$348,132

	SA Multi-Managed Small Cap Portfolio
	Class 3
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	8,727	$128,039	22,672	$268,047
Reinvested dividends	—	—	95,474	1,286,032
Shares redeemed	(59,935)	(877,314)	(138,616)	(1,713,851)
Net increase (decrease)	(51,208)	$(749,275)	(20,470)	$(159,772)
	SA Multi-Managed International Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021		For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,548,271	$36,679,988	3,266,009	$25,969,336	11,205	$117,831	164,328	$1,554,990
Reinvested dividends	—	—	1,113,874	10,993,940	—	—	52,889	523,599
Shares redeemed	(3,403,302)	(35,931,778)	(7,472,956)	(67,556,042)	(161,748)	(1,696,897)	(226,335)	(2,004,865)
Net increase (decrease)	144,969	$748,210	(3,093,073)	$(30,592,766)	(150,543)	$(1,579,066)	(9,118)	$73,724
	SA Multi-Managed International Equity Portfolio
	Class 3
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	13,487	$140,382	24,998	$215,523
Reinvested dividends	—	—	37,080	365,979
Shares redeemed	(103,906)	(1,087,138)	(193,696)	(1,673,853)
Net increase (decrease)	(90,419)	$(946,756)	(131,618)	$(1,092,351)
	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021		For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,855,460	$58,185,617	14,213,580	$176,265,282	28,557	$344,944	195,262	$2,428,892
Reinvested dividends	—	—	3,499,477	42,518,644	—	—	76,116	924,053
Shares redeemed	(5,428,241)	(65,688,352)	(10,062,287)	(125,394,281)	(158,226)	(1,908,284)	(195,852)	(2,425,134)
Net increase (decrease)	(572,781)	$(7,502,735)	7,650,770	$93,389,645	(129,669)	$(1,563,340)	75,526	$927,811

	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 3
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	48,398	$578,132	71,661	$890,130
Reinvested dividends	—	—	43,134	521,061
Shares redeemed	(98,980)	(1,188,064)	(162,202)	(2,011,097)
Net increase (decrease)	(50,582)	$(609,932)	(47,407)	$(599,906)
	SA Wellington Real Return Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021		For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,653,177	$16,818,287	2,649,051	$26,741,582	2,969,037	$30,367,693	7,688,635	$78,258,689
Reinvested dividends	—	—	814,383	8,208,980	—	—	1,320,565	13,205,653
Shares redeemed	(1,803,198)	(18,616,142)	(5,170,947)	(52,196,756)	(2,014,814)	(20,648,291)	(3,131,104)	(31,600,958)
Net increase (decrease)	(150,021)	$(1,797,855)	(1,707,513)	$(17,246,194)	954,223	$9,719,402	5,878,096	$59,863,384
	SA Columbia Focused Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021		For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	945,790	$22,265,119	2,711,377	$48,627,525	17,052	$405,992	29,264	$521,979
Reinvested dividends	—	—	1,066,699	22,528,690	—	—	44,733	947,444
Shares redeemed	(1,425,594)	(33,580,393)	(2,350,187)	(46,337,404)	(60,380)	(1,423,020)	(89,134)	(1,705,561)
Net increase (decrease)	(479,804)	$(11,315,274)	1,427,889	$24,818,811	(43,328)	$(1,017,028)	(15,137)	$(236,138)
	SA Columbia Focused Value Portfolio
	Class 3
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	12,296	$290,320	15,752	$310,485
Reinvested dividends	—	—	30,057	636,918
Shares redeemed	(33,661)	(796,547)	(80,862)	(1,586,055)
Net increase (decrease)	(21,365)	$(506,227)	(35,053)	$(638,652)

	SA Allocation Growth Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021		For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	33,732	$588,054	4,195	$61,331	2,499,418	$43,540,540	3,707,165	$57,384,754
Reinvested dividends	—	—	650	10,542	—	—	838,513	13,533,599
Shares redeemed	(3,206)	(57,257)	(2,550)	(38,054)	(416,594)	(7,330,835)	(1,437,651)	(21,382,389)
Net increase (decrease)	30,526	$530,797	2,295	$33,819	2,082,824	$36,209,705	3,108,027	$49,535,964
	SA Allocation Moderate Growth Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021		For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	18	$222	132	$1,518	1,872,996	$23,523,856	2,762,550	$31,062,352
Reinvested dividends	—	—	810	9,580	—	—	1,684,533	19,860,649
Shares redeemed	(233)	(2,939)	(592)	(6,630)	(2,380,061)	(30,006,100)	(4,638,613)	(51,198,402)
Net increase (decrease)	(215)	$(2,717)	350	$4,468	(507,065)	$(6,482,244)	(191,530)	$(275,401)
	SA Allocation Moderate Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021		For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,032	$26,006	—	$—	875,822	$10,891,552	1,574,153	$17,578,120
Reinvested dividends	—	—	363	4,287	—	—	1,006,212	11,822,993
Shares redeemed	(121)	(1,488)	(175)	(1,955)	(1,278,050)	(15,884,197)	(3,051,081)	(33,979,196)
Net increase (decrease)	1,911	$24,518	188	$2,332	(402,228)	$(4,992,645)	(470,716)	$(4,578,083)
	SA Allocation Balanced Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021		For the six months ended September 30, 2021 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,639	$30,020	8,666	$91,683	1,582,359	$17,831,077	2,576,933	$27,168,172
Reinvested dividends	—	—	1,238	13,212	—	—	1,080,963	11,533,876
Shares redeemed	(75)	(839)	(13,081)	(139,788)	(1,471,586)	(16,569,036)	(2,293,857)	(23,928,787)
Net increase (decrease)	2,564	$29,181	(3,177)	$(34,893)	110,773	$1,262,041	1,364,039	$14,773,261

Note 8.  Transactions with Affiliates: The following Portfolio (s) incurred brokerage commissions with affiliated brokers for the six months ended September 30, 2021:

Portfolio	Wells Fargo Bank
SA Multi-Managed Large Cap Growth	$480

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various portfolios of the Trust, SunAmerica Series Trust or Anchor Series Trust and securities issued by American International Group, Inc.("AIG") or an affiliate thereof. For the six months ended September 30, 2021, transactions in these securities were as follows:

SA Multi-Managed Large Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2021
American International Group, Inc.	$9,211	$—	$648,049	$54,807	$100,041	$(5,848)	$126,483	$723,450

SA Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2021
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$8,996,533	$2,187,089	$86,406	$(38)	$151,823	$11,249,001
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	7,128,811	836,800	60,909	10,974	49,977	7,965,653
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	9,003,628	1,948,168	83,573	1,589	184,231	11,054,043
SA Multi-Managed International Equity Portfolio, Class 1	—	—	16,487,842	4,049,629	154,810	13,671	598,919	20,995,251
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	19,039,736	2,299,453	1,167,275	246,861	1,872,585	22,291,360
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	22,469,710	2,545,013	4,427,573	75,065	961,319	21,623,534
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,450,139	311,368	22,664	7,680	174,913	2,921,436
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	5,180,864	561,540	865,247	138,870	45,173	5,061,200
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	4,428,361	541,779	39,534	4,185	37,524	4,972,315
SA Wellington Real Return Portfolio, Class 1	—	—	570,338	1,029,169	12,906	670	35,914	1,623,185
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	6,094,996	1,528,022	59,073	15,598	667,412	8,246,955
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	11,864,967	2,089,679	1,107,234	343,139	1,282,696	14,473,247
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	3,379,144	335,439	798,998	387,626	(223,196)	3,080,015
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	84,232	—	—	—	(161)	84,071
SA Emerging Market Equity Index, Class 1	—	—	5,100,552	557,919	1,386,335	190,832	(417,722)	4,045,246
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	7,870,432	1,935,243	75,074	4,446	289,862	10,024,909

SA Allocation Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2021
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	$—	$—	$2,449,505	$2,483,002	$32,573	$3,665	$293,320	$5,196,919
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	8,116,994	3,076,587	81,152	22,305	437,401	11,572,135
SA Fixed Income Index Portfolio, Class 1	—	—	7,269,629	3,758,568	82,892	9,214	143,986	11,098,505
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	4,575,307	3,403,576	59,389	2,158	24,202	7,945,854
SA Franklin Small Company Value Portfolio, Class 1	—	—	4,284,966	403,003	1,553,038	225,906	(271,416)	3,089,421
SA Franklin US Equity Small Beta Portfolio, Class 1	—	—	3,037,771	369,749	26,913	6,841	171,289	3,558,737
SA International Index Portfolio, Class 1	—	—	4,100,875	505,973	36,829	7,712	158,206	4,735,937
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	3,633,536	1,316,490	510,449	155,232	37,342	4,632,151
SA Janus Focused Growth Portfolio, Class 1	—	—	6,306,526	1,632,986	61,239	29,208	898,563	8,806,044
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	5,635,256	716,201	52,410	17,890	(353,901)	5,963,036
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	16,652,032	1,946,048	691,650	87,373	778,375	18,772,178
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	7,566,966	1,507,401	69,408	4,812	165,354	9,175,125
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	4,311,980	522,618	437,414	154,884	112,386	4,664,454
SA Large Cap Growth Index Portfolio, Class 1	—	—	5,641,298	661,656	298,161	135,857	670,159	6,810,809
SA Large Cap Index Portfolio, Class 1	—	—	19,641,376	2,274,314	1,911,743	717,590	1,041,735	21,763,272
SA Large Cap Value Index Portfolio, Class 1	—	—	7,053,837	856,262	62,327	13,658	249,472	8,110,902
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	13,825,066	1,595,760	716,153	38,212	701,909	15,444,794
SA MFS Blue Chip Growth, Class 1	—	—	6,704,000	915,994	308,204	98,235	780,745	8,190,770
SA Mid Cap Index Portfolio, Class 1	—	—	3,125,799	350,289	25,497	7,326	35,177	3,493,094
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	12,323,948	1,937,918	110,487	11,064	57,108	14,219,551
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	11,388,632	1,362,234	99,155	19,554	861,485	13,532,750
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	8,341,316	1,394,236	5,440,290	595,635	(331,604)	4,559,293
SA Putnam International Growth and Income Portfolio, Class 1	—	—	12,960,165	1,925,760	116,153	6,741	539,843	15,316,356

SA Allocation Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2021
SA Small Cap Index Portfolio, Class 1	$—	$—	$3,186,656	$386,095	$28,202	$12,014	$(33,463)	$3,523,100
SA Templeton Foreign Value Portfolio, Class 1	—	—	5,330,340	661,657	48,161	5,813	(747)	5,948,902
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	2,613,667	600,289	25,497	10,426	159,416	3,358,301
	$—	$—	$320,227,728	$59,320,976	$23,232,997	$3,840,493	$13,037,611	$373,193,811

† Includes reinvestment of distributions paid.

SA Allocation Moderate Growth Portfolio

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2021
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$31,827,365	$3,237,279	$1,209,162	$45,465	$483,596	$34,384,543
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	9,725,618	210,652	345,475	60,672	53,653	9,705,120
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	42,752,417	4,183,039	1,612,216	64,863	799,964	46,188,067
SA Multi-Managed International Equity Portfolio, Class 1	—	—	21,322,433	2,633,940	803,958	214,800	611,203	23,978,418
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	25,468,577	556,912	2,363,920	737,946	2,029,653	26,429,168
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	31,752,349	634,113	7,621,074	244,003	1,222,706	26,232,097
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	3,850,529	87,771	143,947	56,863	224,480	4,075,696
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	5,817,737	110,582	1,478,178	179,557	41,107	4,670,805
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	6,239,212	121,853	1,074,277	241,618	(169,911)	5,358,495
SA Wellington Real Return Portfolio, Class 1	—	—	1,672,084	40,960	67,176	3,106	56,532	1,705,506
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	8,530,903	1,118,886	331,847	82,178	861,612	10,261,732
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	16,657,570	1,168,577	1,960,147	729,214	1,513,103	18,108,317
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	5,600,447	101,028	1,463,569	709,666	(435,036)	4,512,536
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	168,055	—	—	—	(321)	167,734

SA Allocation Moderate Growth Portfolio (continued)

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2021
SA Emerging Market Equity Index, Class 1	$—	$—	$6,779,045	$125,577	$2,295,583	$308,689	$(570,280)	$4,347,448
SA Federated Corporate Bond Portfolio, Class 1	—	—	13,687,489	1,625,086	530,237	56,859	434,887	15,274,084
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	3,559,396	2,699,923	181,431	18,980	410,630	6,507,498
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	10,500,154	3,104,501	427,411	122,900	478,930	13,779,074
SA Fixed Income Index Portfolio, Class 1	—	—	18,744,324	1,694,708	729,336	73,428	337,134	20,120,258
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	16,293,308	1,574,492	614,178	50,936	59,392	17,363,950
SA Franklin Small Company Value Portfolio, Class 1	—	—	6,022,345	102,390	2,388,578	242,185	(298,368)	3,679,974
SA Franklin US Equity Small Beta Portfolio, Class 1	—	—	4,658,241	99,474	163,141	40,034	236,356	4,870,964
SA International Index Portfolio, Class 1	—	—	5,298,234	117,029	191,931	31,400	190,911	5,445,643
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	4,805,782	1,262,059	886,993	232,706	19,697	5,433,251
SA Janus Focused Growth Portfolio, Class 1	—	—	8,652,677	1,808,618	349,696	162,526	1,066,042	11,340,167
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	7,619,652	173,913	286,682	97,041	(488,924)	7,115,000
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	22,604,461	479,816	1,686,915	214,292	971,173	22,582,827
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	32,024,146	2,525,576	1,189,969	54,565	647,712	34,062,030
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	5,969,014	128,136	981,969	367,945	(591)	5,482,535
SA Large Cap Growth Index Portfolio, Class 1	—	—	7,909,697	269,692	728,299	319,051	745,210	8,515,351
SA Large Cap Index Portfolio, Class 1	—	—	25,559,370	539,935	3,144,090	1,197,173	1,049,963	25,202,351
SA Large Cap Value Index Portfolio, Class 1	—	—	10,844,694	234,057	383,861	81,887	332,161	11,108,938
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	19,857,018	415,450	1,681,353	79,174	983,997	19,654,286
SA MFS Blue Chip Growth, Class 1	—	—	9,512,995	305,826	888,129	278,233	906,344	10,115,269
SA Mid Cap Index Portfolio, Class 1	—	—	4,364,307	87,772	593,948	189,896	(106,415)	3,941,612
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	15,840,202	601,085	575,792	56,134	127,267	16,048,896

SA Allocation Moderate Growth Portfolio (continued)

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2021
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	$—	$—	$16,222,943	$351,085	$1,075,792	$177,935	$1,055,162	$16,731,333
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	10,128,440	234,058	383,861	32,315	290,954	10,301,906
SA Putnam International Growth and Income Portfolio, Class 1	—	—	17,066,484	980,342	623,774	32,344	690,695	18,146,091
SA Small Cap Index Portfolio, Class 1	—	—	4,611,916	92,596	151,294	42,434	(64,606)	4,531,046
SA Templeton Foreign Value Portfolio, Class 1	—	—	6,561,194	296,285	239,913	28,147	(4,399)	6,641,314
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	3,668,388	367,771	143,948	57,252	175,367	4,124,830
	$—	$—	$530,751,212	$36,502,844	$43,993,050	$8,016,412	$16,968,742	$548,246,160

†  Includes reinvestment of distributions paid.

SA Allocation Moderate Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2021
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$25,543,926	$2,404,912	$1,071,293	$36,269	$384,908	$27,298,722
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	3,598,381	83,310	147,543	25,996	16,869	3,577,013
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	36,786,901	3,265,712	1,533,169	68,826	667,823	39,256,093
SA Multi-Managed International Equity Portfolio, Class 1	—	—	10,623,977	1,457,254	760,856	182,583	222,661	11,725,619
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	13,740,833	307,889	1,370,269	323,813	1,155,028	14,157,294
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	18,287,594	362,889	5,170,355	125,361	724,516	14,330,005
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,559,047	36,221	64,149	19,919	92,991	1,644,029
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	3,193,839	60,067	912,033	133,090	(10,109)	2,464,854
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	3,251,573	63,935	665,057	61,365	(25,571)	2,686,245
SA Wellington Real Return Portfolio, Class 1	—	—	3,090,534	72,445	128,299	11,243	98,491	3,144,414
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	4,987,897	1,022,449	416,004	94,769	431,208	6,120,319

SA Allocation Moderate Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2021
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$8,709,015	$952,138	$1,057,133	$392,349	$760,327	$9,756,696
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	2,847,269	50,911	850,600	411,920	(271,511)	2,187,989
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	112,720	—	—	—	(215)	112,505
SA Emerging Market Equity Index, Class 1	—	—	3,001,798	49,472	1,392,226	183,140	(296,214)	1,545,970
SA Federated Corporate Bond Portfolio, Class 1	—	—	7,258,727	931,976	315,707	33,375	227,271	8,135,642
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	1,881,494	1,408,481	102,128	10,005	218,045	3,415,897
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	4,643,128	1,700,859	212,337	59,842	200,613	6,392,105
SA Fixed Income Index Portfolio, Class 1	—	—	13,307,633	972,378	570,929	56,904	230,402	13,996,388
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	13,909,478	1,226,001	577,344	47,864	45,844	14,651,843
SA Franklin Small Company Value Portfolio, Class 1	—	—	2,803,639	47,263	1,296,017	144,954	(187,089)	1,512,750
SA Franklin US Equity Small Beta Portfolio, Class 1	—	—	2,331,124	54,334	96,224	23,294	114,381	2,426,909
SA International Index Portfolio, Class 1	—	—	2,411,102	54,333	96,224	14,838	86,016	2,470,065
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	2,429,678	833,874	630,607	196,571	(66,656)	2,762,860
SA Janus Focused Growth Portfolio, Class 1	—	—	4,605,498	1,363,035	574,208	254,199	359,983	6,008,507
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	3,683,073	84,241	153,133	51,992	(240,355)	3,425,818
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	13,374,910	289,778	1,163,194	146,505	552,922	13,200,921
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	26,795,283	2,023,022	1,103,368	49,394	533,904	28,298,235
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	3,150,003	67,311	619,863	231,927	(37,844)	2,791,534
SA Large Cap Growth Index Portfolio, Class 1	—	—	4,331,126	194,178	491,788	206,890	366,398	4,606,804
SA Large Cap Index Portfolio, Class 1	—	—	12,844,536	269,417	2,000,833	750,065	362,689	12,225,874
SA Large Cap Value Index Portfolio, Class 1	—	—	6,241,075	137,644	243,767	51,668	186,036	6,372,656

SA Allocation Moderate Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2021
SA Legg Mason BW Large Cap Value Portfolio, Class 1	$—	$—	$10,615,768	$228,201	$1,004,141	$46,618	$520,472	$10,406,918
SA MFS Blue Chip Growth, Class 1	—	—	4,757,177	291,942	486,651	148,499	435,696	5,146,663
SA Mid Cap Index Portfolio, Class 1	—	—	2,674,294	154,334	421,224	134,551	(84,389)	2,457,566
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	7,201,185	193,001	288,672	27,847	60,721	7,194,082
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	8,481,999	188,355	633,576	103,595	537,751	8,678,124
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	5,304,796	123,155	218,108	18,030	150,387	5,378,260
SA Putnam International Growth and Income Portfolio, Class 1	—	—	7,767,897	427,489	314,331	48,042	281,280	8,210,377
SA Small Cap Index Portfolio, Class 1	—	—	2,269,268	47,089	83,394	23,208	(34,470)	2,221,701
SA Templeton Foreign Value Portfolio, Class 1	—	—	3,162,800	197,445	128,299	15,174	(5,053)	3,242,067
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	2,080,460	170,711	89,809	35,219	93,180	2,289,761
	$—	$—	$319,652,455	$23,869,451	$29,454,862	$5,001,713	$8,859,337	$327,928,094

†  Includes reinvestment of distributions paid.

SA Allocation Balanced Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2021
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$28,395,005	$2,543,173	$1,453,749	$51,767	$407,124	$29,943,320
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	2,218,901	121,830	114,770	20,603	4,736	2,251,300
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	42,890,658	4,214,759	2,180,624	91,000	755,711	45,771,504
SA Multi-Managed International Equity Portfolio, Class 1	—	—	5,559,809	1,015,669	479,197	62,540	146,628	6,305,449
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	8,167,640	419,635	995,318	328,077	544,324	8,464,358
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	10,544,799	461,412	3,442,812	66,485	425,735	8,055,619
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,017,461	54,147	76,009	27,327	46,305	1,069,231

SA Allocation Balanced Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2021
SA Multi-Managed Mid Cap Value Portfolio, Class 1	$—	$—	$2,169,018	$90,093	$714,007	$134,579	$(49,708)	$1,629,975
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	1,920,252	166,402	607,299	51,112	(30,323)	1,500,144
SA Wellington Real Return Portfolio, Class 1	—	—	5,562,216	297,806	280,548	16,111	181,365	5,776,950
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	3,137,190	834,610	352,867	79,806	245,147	3,943,886
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	5,092,114	736,136	593,509	223,476	447,577	5,905,794
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	1,764,571	73,599	547,090	264,585	(178,429)	1,377,236
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	48,009	—	—	—	(91)	47,918
SA Emerging Market Equity Index, Class 1	—	—	1,794,818	58,179	1,019,516	153,277	(222,071)	764,687
SA Federated Corporate Bond Portfolio, Class 1	—	—	4,414,612	530,471	231,567	24,203	130,807	4,868,526
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	1,094,514	1,103,844	75,191	7,729	117,442	2,248,338
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	2,482,727	1,391,123	140,403	51,847	81,587	3,866,881
SA Fixed Income Index Portfolio, Class 1	—	—	13,859,756	1,771,587	726,875	76,622	224,707	15,205,797
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	15,016,249	1,562,196	765,131	63,549	36,099	15,912,962
SA Franklin Small Company Value Portfolio, Class 1	—	—	1,848,504	64,852	1,069,362	172,109	(196,830)	819,273
SA Franklin US Equity Small Beta Portfolio, Class 1	—	—	1,816,323	87,987	232,889	53,631	50,630	1,775,682
SA International Index Portfolio, Class 1	—	—	1,312,624	67,683	63,761	16,964	37,696	1,371,206
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,467,674	662,646	501,107	167,890	(84,684)	1,712,419
SA Janus Focused Growth Portfolio, Class 1	—	—	2,576,698	932,538	287,363	110,786	235,422	3,568,081
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	2,244,368	116,379	113,147	21,646	(136,760)	2,132,486
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	8,284,267	412,867	938,942	118,309	310,951	8,187,452

SA Allocation Balanced Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2021
SA JPMorgan MFS Core Bond Portfolio, Class 1	$—	$—	$31,813,638	$2,905,611	$1,606,776	$70,007	$615,026	$33,797,506
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	1,799,183	83,326	532,631	188,920	(75,886)	1,462,912
SA Large Cap Growth Index Portfolio, Class 1	—	—	2,354,505	221,830	249,770	105,812	208,021	2,640,398
SA Large Cap Index Portfolio, Class 1	—	—	7,616,722	364,269	1,315,436	482,357	174,351	7,322,263
SA Large Cap Value Index Portfolio, Class 1	—	—	3,676,123	189,512	178,531	38,008	100,365	3,825,477
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	6,772,777	338,415	728,805	34,084	325,044	6,741,515
SA MFS Blue Chip Growth, Class 1	—	—	3,007,795	298,051	147,536	37,534	342,446	3,538,290
SA Mid Cap Index Portfolio, Class 1	—	—	1,591,679	144,451	295,137	101,705	(71,229)	1,471,469
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	4,109,316	216,585	204,035	20,864	28,289	4,171,019
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	5,238,366	257,196	717,292	115,672	274,521	5,168,463
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	3,106,408	162,439	153,026	6,338	93,165	3,215,324
SA Putnam International Growth and Income Portfolio, Class 1	—	—	5,010,089	407,196	442,292	42,331	169,440	5,186,764
SA Small Cap Index Portfolio, Class 1	—	—	1,575,318	123,658	244,842	65,004	(67,067)	1,452,071
SA Templeton Foreign Value Portfolio, Class 1	—	—	1,663,927	127,988	82,889	10,138	(4,494)	1,714,670
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	1,331,659	124,452	70,137	27,890	56,308	1,470,172
	$—	$—	$257,368,282	$25,756,602	$24,972,188	$3,802,694	$5,699,397	$267,654,787

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolios' net assets.

At September 30, 2021, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Dynamic Strategy Portfolio
SA Multi-Managed Growth	1.77%	98.23%	—%	—%	—%	—%	—%	—%
SA Multi-Managed Moderate Growth	0.58	99.42	—	—	—	—	—	—
SA Multi-Managed Income/ Equity	0.56	99.44	—	—	—	—	—	—
SA Multi-Managed Income	0.89	99.11	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	3.96	96.04	—	—	—	—	—	—
SA T. Rowe Price Growth Stock	0.20	20.23	0.84	1.75	2.18	1.30	71.01	2.49
SA Multi-Managed Large Cap Growth	0.08	11.89	1.49	3.92	4.65	2.49	37.78	37.70
SA Multi-Managed Large Cap Value	0.03	4.86	1.02	2.73	3.31	1.81	44.81	41.43
SA Multi-Managed Mid Cap Growth	0.35	19.64	0.42	1.15	1.61	0.65	39.43	36.75
SA Multi-Managed Mid Cap Value	0.12	16.28	0.69	2.13	1.96	1.04	54.67	23.11
SA Multi-Managed Small Cap	0.19	11.84	0.60	2.00	2.15	1.08	33.41	48.73
SA Multi-Managed International Equity	0.16	7.95	1.57	5.22	5.97	2.92	48.25	27.96
SA Multi-Managed Diversified Fixed Income	0.05	3.14	4.63	1.12	4.67	3.97	61.35	21.07
SA Wellington Real Return	3.41	59.26	0.83	0.23	0.25	0.45	24.97	10.60
SA Columbia Focused Value	0.09	6.63	0.64	2.27	2.76	1.02	58.96	27.63
SA Allocation Growth	6.29	93.71	—	—	—	—	—	—
SA Allocation Moderate Growth	6.71	93.29	—	—	—	—	—	—
SA Allocation Moderate	6.80	93.20	—	—	—	—	—	—
SA Allocation Balanced	8.29	91.71	—	—	—	—	—	—

Note 9.  Investment Concentration: The International Equity Portfolio invests internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Certain Portfolios may invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Portfolio may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Portfolio purchases a participation of a senior loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Portfolio is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Portfolios and the borrower.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, and SA Multi-Managed Diversified Fixed Income Portfolios' concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 10.  Line of Credit: The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Trust's custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank

Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio's ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000.

For the six months ended September 30, 2021, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA Multi-Managed Growth	1	$17	$425,000	1.44%
SA Multi-Managed Moderate Growth	3	33	275,000	1.48
SA Multi-Managed Income	3	15	125,000	1.48
SA Putnam Asset Allocation Diversified Growth	4	43	262,500	1.46
SA Multi-Managed Large Cap Growth	8	230	721,875	1.44
SA Multi-Managed Large Cap Value	42	812	482,738	1.43
SA Multi-Managed Mid Cap Growth	3	68	550,000	1.44
SA Multi-Managed Mid Cap Value	24	411	247,917	1.44
SA Multi-Managed Small Cap	5	141	741,000	1.44
SA Multi-Managed International Equity	14	187	335,714	1.43
SA Multi-Managed Diversified Fixed Income	1	20	500,000	1.42
SA Wellington Real Return	1	10	250,000	1.42

As of September 30, 2021, there were no outstanding borrowings.

Note 11.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended September 30, 2021, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
SA T. Rowe Price Growth Stock	$523,227	$208,659	$39,418
SA Multi-Managed Mid Cap Growth	115,694	—	—
SA Multi-Managed Mid Cap Value	62,534	—	—

Note 12.  Interfund Lending Agreement: Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2021, none of the Portfolios participated in this program.

Note 13.  Other Matter: The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolios' investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolios invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Growth Portfolio Class 1
03/31/17	$15.89	$0.08	$1.74	$1.82	$(0.10)	$(1.13)	$(1.23)	$16.48	11.72%	$10,069	1.22%		0.51%		48%
03/31/18	16.48	0.07	1.81	1.88	(0.09)	(1.25)	(1.34)	17.02	11.45	9,976	1.23	(2)	0.41	(2)	51
03/31/19	17.02	0.09	1.05	1.14	(0.18)	(1.61)	(1.79)	16.37	7.37	9,349	1.25	(2)	0.54	(2)	55
03/31/20	16.37	0.01	(0.63)	(0.62)	(0.11)	(1.69)	(1.80)	13.95	(4.91)	7,783	1.31	(2)	0.06	(2)	97
03/31/21	13.95	(0.06)	9.41	9.35	—	(2.86)	(2.86)	20.44	66.89	11,451	1.27	(2)	(0.30	)(2)	74
09/30/21@	20.44	(0.04)	0.78	0.74	—	—	—	21.18	3.62	11,418	1.25	#(2)	(0.37	)#(2)	30
SA Multi-Managed Growth Portfolio Class 2
03/31/17	15.88	0.06	1.73	1.79	(0.07)	(1.13)	(1.20)	16.47	11.54	19,227	1.37		0.36		48
03/31/18	16.47	0.05	1.80	1.85	(0.06)	(1.25)	(1.31)	17.01	11.29	19,251	1.38	(2)	0.26	(2)	51
03/31/19	17.01	0.07	1.04	1.11	(0.15)	(1.61)	(1.76)	16.36	7.18	17,915	1.40	(2)	0.39	(2)	55
03/31/20	16.36	(0.01)	(0.64)	(0.65)	(0.08)	(1.69)	(1.77)	13.94	(5.08)	13,934	1.45	(2)	(0.09	)(2)	97
03/31/21	13.94	(0.09)	9.41	9.32	—	(2.86)	(2.86)	20.40	66.72	20,070	1.42	(2)	(0.45	)(2)	74
09/30/21@	20.40	(0.06)	0.77	0.71	—	—	—	21.11	3.48	20,698	1.40	#(2)	(0.52	)#(2)	30
SA Multi-Managed Growth Portfolio Class 3
03/31/17	15.84	0.04	1.74	1.78	(0.05)	(1.13)	(1.18)	16.44	11.46	26,332	1.47		0.26		48
03/31/18	16.44	0.03	1.79	1.82	(0.04)	(1.25)	(1.29)	16.97	11.13	23,755	1.48	(2)	0.16	(2)	51
03/31/19	16.97	0.05	1.04	1.09	(0.12)	(1.61)	(1.73)	16.33	7.11	21,872	1.50	(2)	0.29	(2)	55
03/31/20	16.33	(0.03)	(0.63)	(0.66)	(0.07)	(1.69)	(1.76)	13.91	(5.19)	17,440	1.56	(2)	(0.19	)(2)	97
03/31/21	13.91	(0.11)	9.38	9.27	—	(2.86)	(2.86)	20.32	66.50	23,715	1.52	(2)	(0.55	)(2)	74
09/30/21@	20.32	(0.07)	0.78	0.71	—	—	—	21.03	3.49	20,643	1.49	#(2)	(0.61	)#(2)	30

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/17	03/31/18	03/31/19	03/31/20	03/31/21	09/30/21#@
SA Multi-Managed Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20	03/31/21	09/30/21#@
SA Multi-Managed Growth Portfolio Class 1	0.00%	0.04%	0.07%	0.07%	0.07%
SA Multi-Managed Growth Portfolio Class 2	0.00	0.04	0.07	0.07	0.07
SA Multi-Managed Growth Portfolio Class 3	0.00	0.04	0.07	0.07	0.07

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Moderate Growth Portfolio Class 1
03/31/17	$12.43	$0.13	$1.11	$1.24	$(0.16)	$(0.98)	$(1.14)	$12.53	10.24%	$9,579	1.07%		1.02%		44%
03/31/18	12.53	0.11	1.05	1.16	(0.13)	(0.66)	(0.79)	12.90	9.25	9,450	1.08	(2)	0.84	(2)	54
03/31/19	12.90	0.13	0.66	0.79	(0.18)	(0.90)	(1.08)	12.61	6.67	9,208	1.08	(2)	1.04	(2)	53
03/31/20	12.61	0.08	(0.32)	(0.24)	(0.17)	(1.03)	(1.20)	11.17	(2.64)	7,539	1.12	(2)	0.66	(2)	84
03/31/21	11.17	0.02	5.90	5.92	(0.11)	(1.67)	(1.78)	15.31	52.85	10,509	1.10	(2)	0.16	(2)	70
09/30/21@	15.31	0.01	0.47	0.48	—	—	—	15.79	3.14	10,389	1.09	#(2)	0.13	#(2)	28
SA Multi-Managed Moderate Growth Portfolio Class 2
03/31/17	12.41	0.11	1.10	1.21	(0.13)	(0.98)	(1.11)	12.51	10.06	42,741	1.22		0.86		44
03/31/18	12.51	0.09	1.05	1.14	(0.11)	(0.66)	(0.77)	12.88	9.10	42,662	1.23	(2)	0.69	(2)	54
03/31/19	12.88	0.12	0.65	0.77	(0.16)	(0.90)	(1.06)	12.59	6.50	39,368	1.23	(2)	0.89	(2)	53
03/31/20	12.59	0.06	(0.32)	(0.26)	(0.15)	(1.03)	(1.18)	11.15	(2.81)	33,790	1.27	(2)	0.50	(2)	84
03/31/21	11.15	0.00	5.89	5.89	(0.09)	(1.67)	(1.76)	15.28	52.66	46,006	1.25	(2)	0.02	(2)	70
09/30/21@	15.28	0.00	0.47	0.47	—	—	—	15.75	3.08	46,333	1.24	#(2)	(0.02	)#(2)	28
SA Multi-Managed Moderate Growth Portfolio Class 3
03/31/17	12.38	0.10	1.10	1.20	(0.11)	(0.98)	(1.09)	12.49	9.95	38,030	1.32		0.76		44
03/31/18	12.49	0.08	1.05	1.13	(0.09)	(0.66)	(0.75)	12.87	9.07	35,834	1.33	(2)	0.59	(2)	54
03/31/19	12.87	0.10	0.65	0.75	(0.14)	(0.90)	(1.04)	12.58	6.37	32,172	1.33	(2)	0.78	(2)	53
03/31/20	12.58	0.05	(0.33)	(0.28)	(0.13)	(1.03)	(1.16)	11.14	(2.92)	25,456	1.37	(2)	0.41	(2)	84
03/31/21	11.14	(0.01)	5.87	5.86	(0.07)	(1.67)	(1.74)	15.26	52.46	35,270	1.35	(2)	(0.08	)(2)	70
09/30/21@	15.26	(0.01)	0.47	0.46	—	—	—	15.72	3.01	34,961	1.34	#(2)	(0.12	)#(2)	28

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/17	03/31/18	03/31/19	03/31/20	03/31/21	09/30/21#@
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20	03/31/21	09/30/21#@
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.03%	0.05%	0.05%	0.05%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.03	0.05	0.05	0.05
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.03	0.05	0.05	0.05

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Multi-Managed Income/Equity Portfolio Class 1
03/31/17	$11.01	$0.18	$0.47	$0.65	$(0.19)	$(0.48)	$(0.67)	$10.99	6.03%	$8,749	1.06	%(1)	1.57	%(1)	42%
03/31/18	10.99	0.16	0.58	0.74	(0.19)	(0.35)	(0.54)	11.19	6.70	8,614	1.08	(1)	1.40	(1)	62
03/31/19	11.19	0.19	0.53	0.72	(0.23)	(0.52)	(0.75)	11.16	6.86	8,087	1.10	(1)(2)	1.71	(1)(2)	51
03/31/20	11.16	0.14	0.22	0.36	(0.24)	(0.51)	(0.75)	10.77	3.13	6,646	1.15	(1)(2)	1.22	(1)(2)	77
03/31/21	10.77	0.07	3.10	3.17	(0.19)	(1.33)	(1.52)	12.42	28.99	7,846	1.15	(2)	0.55	(2)	60
09/30/21@	12.42	0.04	0.33	0.37	—	—	—	12.79	2.98	7,522	1.14	#(2)	0.59	#(2)	24
SA Multi-Managed Income/Equity Portfolio Class 2
03/31/17	10.99	0.16	0.47	0.63	(0.17)	(0.48)	(0.65)	10.97	5.85	35,229	1.22	(1)	1.42	(1)	42
03/31/18	10.97	0.14	0.58	0.72	(0.17)	(0.35)	(0.52)	11.17	6.54	33,123	1.23	(1)	1.25	(1)	62
03/31/19	11.17	0.18	0.52	0.70	(0.21)	(0.52)	(0.73)	11.14	6.69	30,313	1.25	(1)(2)	1.56	(1)(2)	51
03/31/20	11.14	0.12	0.22	0.34	(0.22)	(0.51)	(0.73)	10.75	2.96	25,142	1.30	(1)(2)	1.07	(1)(2)	77
03/31/21	10.75	0.05	3.10	3.15	(0.17)	(1.33)	(1.50)	12.40	28.85	31,277	1.30	(2)	0.40	(2)	60
09/30/21@	12.40	0.03	0.33	0.36	—	—	—	12.76	2.90	30,079	1.29	#(2)	0.44	#(2)	24
SA Multi-Managed Income/Equity Portfolio Class 3
03/31/17	10.98	0.15	0.46	0.61	(0.14)	(0.48)	(0.62)	10.97	5.67	20,590	1.31	(1)	1.32	(1)	42
03/31/18	10.97	0.13	0.59	0.72	(0.16)	(0.35)	(0.51)	11.18	6.50	18,900	1.33	(1)	1.15	(1)	62
03/31/19	11.18	0.16	0.53	0.69	(0.20)	(0.52)	(0.72)	11.15	6.55	17,028	1.35	(1)(2)	1.46	(1)(2)	51
03/31/20	11.15	0.11	0.22	0.33	(0.21)	(0.51)	(0.72)	10.76	2.86	15,171	1.40	(1)(2)	0.97	(1)(2)	77
03/31/21	10.76	0.04	3.09	3.13	(0.15)	(1.33)	(1.48)	12.41	28.70	18,292	1.40	(2)	0.30	(2)	60
09/30/21@	12.41	0.02	0.34	0.36	—	—	—	12.77	2.90	18,578	1.39	#(2)	0.34	#(2)	24

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/17	03/31/18	03/31/19	03/31/20
SA Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.00
SA Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20	03/31/21	09/30/21#@
Multi-Managed Income/Equity Portfolio Class 1	0.03%	0.04%	0.04%	0.04%
Multi-Managed Income/Equity Portfolio Class 2	0.03	0.04	0.04	0.04
Multi-Managed Income/Equity Portfolio Class 3	0.03	0.04	0.04	0.04

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Multi-Managed Income Portfolio Class 1
03/31/17	$11.02	$0.22	$0.27	$0.49	$(0.23)	$(0.24)	$(0.47)	$11.04	4.50%	$6,106	1.08	%(1)	1.95	%(1)	41%
03/31/18	11.04	0.20	0.25	0.45	(0.22)	(0.22)	(0.44)	11.05	4.08	5,538	1.09	(1)	1.74	(1)	62
03/31/19	11.05	0.23	0.33	0.56	(0.25)	(0.30)	(0.55)	11.06	5.39	5,122	1.14	(1)(2)	2.07	(1)(2)	49
03/31/20	11.06	0.19	0.32	0.51	(0.31)	(0.25)	(0.56)	11.01	4.50	4,271	1.22	(1)(2)	1.67	(1)(2)	63
03/31/21	11.01	0.11	1.78	1.89	(0.23)	(0.85)	(1.08)	11.82	16.94	5,027	1.24	(2)	0.90	(2)	48
09/30/21@	11.82	0.06	0.23	0.29	—	—	—	12.11	2.45	4,421	1.21	#(2)	0.98	#(2)	20
SA Multi-Managed Income Portfolio Class 2
03/31/17	11.00	0.20	0.28	0.48	(0.21)	(0.24)	(0.45)	11.03	4.41	29,068	1.23	(1)	1.80	(1)	41
03/31/18	11.03	0.18	0.25	0.43	(0.20)	(0.22)	(0.42)	11.04	3.92	27,062	1.24	(1)	1.59	(1)	62
03/31/19	11.04	0.21	0.33	0.54	(0.23)	(0.30)	(0.53)	11.05	5.22	24,779	1.29	(1)(2)	1.92	(1)(2)	49
03/31/20	11.05	0.17	0.32	0.49	(0.29)	(0.25)	(0.54)	11.00	4.33	21,120	1.37	(1)(2)	1.52	(1)(2)	63
03/31/21	11.00	0.09	1.78	1.87	(0.21)	(0.85)	(1.06)	11.81	16.79	25,124	1.39	(2)	0.74	(2)	48
09/30/21@	11.81	0.05	0.23	0.28	—	—	—	12.09	2.37	24,655	1.37	#(2)	0.83	#(2)	20
SA Multi-Managed Income Portfolio Class 3
03/31/17	10.98	0.19	0.28	0.47	(0.18)	(0.24)	(0.42)	11.03	4.35	17,689	1.33	(1)	1.70	(1)	41
03/31/18	11.03	0.17	0.25	0.42	(0.19)	(0.22)	(0.41)	11.04	3.81	16,906	1.34	(1)	1.49	(1)	62
03/31/19	11.04	0.20	0.33	0.53	(0.22)	(0.30)	(0.52)	11.05	5.10	15,206	1.39	(1)(2)	1.82	(1)(2)	49
03/31/20	11.05	0.16	0.31	0.47	(0.27)	(0.25)	(0.52)	11.00	4.21	12,143	1.47	(1)(2)	1.41	(1)(2)	63
03/31/21	11.00	0.08	1.78	1.86	(0.20)	(0.85)	(1.05)	11.81	16.66	14,519	1.49	(2)	0.65	(2)	48
09/30/21@	11.81	0.04	0.23	0.27	—	—	—	12.08	2.29	14,549	1.47	#(2)	0.72	#(2)	20

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/17	03/31/18	03/31/19	03/31/20
SA Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00
SA Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20	03/31/21	09/30/21#@
Multi-Managed Income Portfolio Class 1	0.02%	0.03%	0.03%	0.03%
Multi-Managed Income Portfolio Class 2	0.02	0.03	0.03	0.03
Multi-Managed Income Portfolio Class 3	0.02	0.03	0.03	0.03

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1
03/31/17	$11.48	$0.17	$1.38	$1.55	$(0.11)	$(1.07)	$(1.18)	$11.85	13.98%	$15,897	1.04	%(1)	1.41	%(1)	106%
03/31/18	11.85	0.19	1.29	1.48	(0.21)	(0.97)	(1.18)	12.15	12.43	15,727	0.96	(1)	1.49	(1)	69
03/31/19	12.15	0.18	0.08	0.26	(0.25)	(0.44)	(0.69)	11.72	2.43 (3)	14,836	0.93	(1)	1.47	(1)	101
03/31/20	11.72	0.20	(1.39)	(1.19)	(0.17)	(0.41)	(0.58)	9.95	(10.95)	12,257	0.91	(1)	1.68	(1)	66
03/31/21	9.95	0.16	4.41	4.57	(0.18)	—	(0.18)	14.34	45.93	16,639	0.86		1.29		77
09/30/21@	14.34	0.08	0.87	0.95	—	—	—	15.29	6.62	16,093	0.85	#	1.08	#	45
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2
03/31/17	11.47	0.15	1.39	1.54	(0.09)	(1.07)	(1.16)	11.85	13.88	57,135	1.19	(1)	1.26	(1)	106
03/31/18	11.85	0.17	1.29	1.46	(0.19)	(0.97)	(1.16)	12.15	12.25	55,477	1.11	(1)	1.33	(1)	69
03/31/19	12.15	0.16	0.08	0.24	(0.23)	(0.44)	(0.67)	11.72	2.26 (3)	50,708	1.08	(1)	1.32	(1)	101
03/31/20	11.72	0.18	(1.39)	(1.21)	(0.15)	(0.41)	(0.56)	9.95	(11.09)	42,497	1.06	(1)	1.54	(1)	66
03/31/21	9.95	0.14	4.41	4.55	(0.16)	—	(0.16)	14.34	45.75	56,213	1.01		1.14		77
09/30/21@	14.34	0.07	0.87	0.94	—	—	—	15.28	6.56	55,704	1.00	#	0.94	#	45
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
03/31/17	11.45	0.14	1.39	1.53	(0.08)	(1.07)	(1.15)	11.83	13.77	49,593	1.29	(1)	1.16	(1)	106
03/31/18	11.83	0.15	1.28	1.43	(0.18)	(0.97)	(1.15)	12.11	12.07	77,570	1.21	(1)	1.24	(1)	69
03/31/19	12.11	0.15	0.09	0.24	(0.22)	(0.44)	(0.66)	11.69	2.25 (3)	100,587	1.18	(1)	1.23	(1)	101
03/31/20	11.69	0.17	(1.39)	(1.22)	(0.14)	(0.41)	(0.55)	9.92	(11.16)	97,057	1.16	(1)	1.42	(1)	66
03/31/21	9.92	0.13	4.39	4.52	(0.15)	—	(0.15)	14.29	45.59	139,730	1.11		1.04		77
09/30/21@	14.29	0.06	0.86	0.92	—	—	—	15.21	6.44	151,206	1.10	#	0.83	#	45

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/17	03/31/18	03/31/19	03/31/20
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.00	0.00	0.00	0.00
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/17	03/31/18	03/31/19	03/31/20	03/31/21	09/30/21#@
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.10%	0.10%	0.12%	0.15%	0.15%	0.15%
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.10	0.10	0.12	0.15	0.15	0.15
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.10	0.10	0.12	0.15	0.15	0.15

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA T. Rowe Price Growth Stock Portfolio Class 1
03/31/17	$23.21	$(0.01)	$4.13	$4.12	$—	$(2.54)	$(2.54)	$24.79	18.78%	$357,120	0.87	%(1)	(0.04	)%(1)	38%
03/31/18	24.79	0.01	5.93	5.94	—	(3.42)	(3.42)	27.31	24.49	333,144	0.87	(1)	0.02	(1)	50
03/31/19	27.31	0.01	2.29	2.30	—	(6.91)	(6.91)	22.70	10.40	328,479	0.88		0.03		30
03/31/20	22.70	(0.04)	(0.71)	(0.75)	—	(2.04)	(2.04)	19.91	(4.34)	301,339	0.89		(0.17)		44
03/31/21	19.91	(0.13)	12.91	12.78	(0.01)	(2.96)	(2.97)	29.72	64.68	364,073	0.87		(0.46)		32
09/30/21@	29.72	(0.09)	3.48	3.39	—	—	—	33.11	11.41	387,953	0.87	#	(0.56	)#	11
SA T. Rowe Price Growth Stock Portfolio Class 2
03/31/17	22.77	(0.05)	4.05	4.00	—	(2.54)	(2.54)	24.23	18.61	45,160	1.02	(1)	(0.19	)(1)	38
03/31/18	24.23	(0.04)	5.80	5.76	—	(3.42)	(3.42)	26.57	24.31	43,404	1.02	(1)	(0.13	)(1)	50
03/31/19	26.57	(0.03)	2.21	2.18	—	(6.91)	(6.91)	21.84	10.23	40,322	1.03		(0.12)		30
03/31/20	21.84	(0.07)	(0.67)	(0.74)	—	(2.04)	(2.04)	19.06	(4.47)	34,893	1.04		(0.32)		44
03/31/21	19.06	(0.16)	12.34	12.18	—	(2.96)	(2.96)	28.28	64.42	44,393	1.02		(0.61)		32
09/30/21@	28.28	(0.11)	3.31	3.20	—	—	—	31.48	11.32	43,975	1.02	#	(0.71	)#	11
SA T. Rowe Price Growth Stock Portfolio Class 3
03/31/17	22.51	(0.07)	4.00	3.93	—	(2.54)	(2.54)	23.90	18.52	39,088	1.12	(1)	(0.29	)(1)	38
03/31/18	23.90	(0.06)	5.71	5.65	—	(3.42)	(3.42)	26.13	24.18	35,916	1.12	(1)	(0.23	)(1)	50
03/31/19	26.13	(0.06)	2.16	2.10	—	(6.91)	(6.91)	21.32	10.08	32,944	1.13		(0.22)		30
03/31/20	21.32	(0.09)	(0.64)	(0.73)	—	(2.04)	(2.04)	18.55	(4.53)	27,780	1.14		(0.42)		44
03/31/21	18.55	(0.18)	11.99	11.81	—	(2.96)	(2.96)	27.40	64.18	35,574	1.12		(0.71)		32
09/30/21@	27.40	(0.12)	3.21	3.09	—	—	—	30.49	11.28	33,797	1.12	#	(0.81	)#	11

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/17	03/31/18
SA T. Rowe Price Growth Stock Portfolio Class 1	0.00%	0.00%
SA T. Rowe Price Growth Stock Portfolio Class 2	0.00	0.00
SA T. Rowe Price Growth Stock Portfolio Class 3	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Multi-Managed Large Cap Growth Portfolio Class 1
03/31/17	$12.45	$0.07	$1.63	$1.70	$(0.06)	$(0.40)	$(0.46)	$13.69	13.96%	$475,135	0.82	%(1)	0.58	%(1)	47%
03/31/18	13.69	0.07	2.54	2.61	(0.08)	(0.90)	(0.98)	15.32	19.23	458,603	0.81	(1)	0.49	(1)	36
03/31/19	15.32	0.07	1.52	1.59	(0.10)	(2.45)	(2.55)	14.36	11.68	445,895	0.77	(1)(2)	0.44	(1)(2)	45
03/31/20	14.36	0.03	(0.18)	(0.15)	(0.07)	(1.88)	(1.95)	12.26	(2.43)	388,579	0.76	(1)(2)	0.23	(1)(2)	69
03/31/21	12.26	(0.02)	8.73	8.71	(0.04)	(2.47)	(2.51)	18.46	71.02	450,154	0.73	(2)	(0.13	)(2)	45
09/30/21@	18.46	(0.03)	2.07	2.04	—	—	—	20.50	11.05	506,454	0.72	#(2)	(0.29	)#(2)	20
SA Multi-Managed Large Cap Growth Portfolio Class 2
03/31/17	12.23	0.05	1.60	1.65	(0.04)	(0.40)	(0.44)	13.44	13.79	33,597	0.97	(1)	0.40	(1)	47
03/31/18	13.44	0.05	2.49	2.54	(0.06)	(0.90)	(0.96)	15.02	19.07	34,895	0.96	(1)	0.34	(1)	36
03/31/19	15.02	0.04	1.49	1.53	(0.07)	(2.45)	(2.52)	14.03	11.52	31,938	0.92	(1)(2)	0.28	(1)(2)	45
03/31/20	14.03	0.01	(0.18)	(0.17)	(0.05)	(1.88)	(1.93)	11.93	(2.65)	25,851	0.91	(1)(2)	0.08	(1)(2)	69
03/31/21	11.93	(0.05)	8.51	8.46	(0.02)	(2.47)	(2.49)	17.90	70.84	38,448	0.88	(2)	(0.28	)(2)	45
09/30/21@	17.90	(0.04)	2.00	1.96	—	—	—	19.86	10.95	39,165	0.87	#(2)	(0.44	)#(2)	20
SA Multi-Managed Large Cap Growth Portfolio Class 3
03/31/17	12.11	0.03	1.60	1.63	(0.03)	(0.40)	(0.43)	13.31	13.73	18,151	1.06	(1)	0.18	(1)	47
03/31/18	13.31	0.04	2.46	2.50	(0.04)	(0.90)	(0.94)	14.87	18.96	18,417	1.06	(1)	0.24	(1)	36
03/31/19	14.87	0.03	1.47	1.50	(0.06)	(2.45)	(2.51)	13.86	11.38	17,679	1.02	(1)(2)	0.19	(1)(2)	45
03/31/20	13.86	(0.00)	(0.18)	(0.18)	(0.03)	(1.88)	(1.91)	11.77	(2.73)	13,717	1.01	(1)(2)	(0.02	)(1)(2)	69
03/31/21	11.77	(0.07)	8.39	8.32	—	(2.47)	(2.47)	17.62	70.65	20,395	0.98	(2)	(0.38	)(2)	45
09/30/21@	17.62	(0.05)	1.97	1.92	—	—	—	19.54	10.90	20,664	0.97	#(2)	(0.54	)#(2)	20

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/17	03/31/18	03/31/19	03/31/20
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20	03/31/21	09/30/21#@
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.05%	0.07%	0.08%	0.08%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.05	0.07	0.08	0.08
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.05	0.07	0.08	0.08

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
SA Multi-Managed Large Cap Value Portfolio Class 1
03/31/17	$15.37	$0.29	$2.46	$2.75	$(0.28)	$(0.54)	$(0.82)	$17.30	18.05%	$979,942	0.78%		1.78%	43%
03/31/18	17.30	0.32	0.92	1.24	(0.40)	(1.42)	(1.82)	16.72	6.97	825,844	0.78		1.79	34
03/31/19	16.72	0.31	0.30	0.61	(0.34)	(2.01)	(2.35)	14.98	4.25	702,244	0.79		1.92	36
03/31/20	14.98	0.28	(2.16)	(1.88)	(0.40)	(0.90)	(1.30)	11.80	(14.52)	556,173	0.80		1.80	62
03/31/21	11.80	0.28	5.56	5.84	(0.26)	(0.85)	(1.11)	16.53	50.22	763,236	0.79		1.94	45
09/30/21@	16.53	0.12	0.60	0.72	—	—	—	17.25	4.36	757,652	0.78	#	1.38 #	19
SA Multi-Managed Large Cap Value Portfolio Class 2
03/31/17	15.36	0.27	2.45	2.72	(0.25)	(0.54)	(0.79)	17.29	17.90	29,795	0.93		1.61	43
03/31/18	17.29	0.29	0.92	1.21	(0.38)	(1.42)	(1.80)	16.70	6.77	27,174	0.93		1.63	34
03/31/19	16.70	0.29	0.29	0.58	(0.31)	(2.01)	(2.32)	14.96	4.06	24,198	0.94		1.78	36
03/31/20	14.96	0.25	(2.15)	(1.90)	(0.37)	(0.90)	(1.27)	11.79	(14.61)	17,581	0.95		1.64	62
03/31/21	11.79	0.26	5.55	5.81	(0.24)	(0.85)	(1.09)	16.51	49.95	24,509	0.94		1.79	45
09/30/21@	16.51	0.11	0.60	0.71	—	—	—	17.22	4.30	23,386	0.93	#	1.23 #	19
SA Multi-Managed Large Cap Value Portfolio Class 3
03/31/17	15.35	0.25	2.46	2.71	(0.24)	(0.54)	(0.78)	17.28	17.80	16,087	1.02		1.28	43
03/31/18	17.28	0.27	0.92	1.19	(0.35)	(1.42)	(1.77)	16.70	6.70	14,784	1.03		1.53	34
03/31/19	16.70	0.27	0.29	0.56	(0.29)	(2.01)	(2.30)	14.96	3.94	13,131	1.04		1.68	36
03/31/20	14.96	0.24	(2.16)	(1.92)	(0.35)	(0.90)	(1.25)	11.79	(14.71)	9,330	1.05		1.54	62
03/31/21	11.79	0.24	5.55	5.79	(0.22)	(0.85)	(1.07)	16.51	49.77	11,866	1.04		1.69	45
09/30/21@	16.51	0.10	0.61	0.71	—	—	—	17.22	4.30	11,637	1.03	#	1.13 #	19
SA Multi-Managed Mid Cap Growth Portfolio Class 1
03/31/17	15.64	(0.01)	2.33	2.32	—	(0.87)	(0.87)	17.09	15.14	166,759	0.94		(0.04)	47
03/31/18	17.09	(0.01)	3.55	3.54	—	(1.65)	(1.65)	18.98	21.07	191,355	0.93		(0.03)	45
03/31/19	18.98	(0.01)	2.20	2.19	—	(2.19)	(2.19)	18.98	12.89	187,604	0.94		(0.07)	37
03/31/20	18.98	(0.04)	(1.42)	(1.46)	—	(2.07)	(2.07)	15.45	(9.65)	153,668	0.95		(0.19)	47
03/31/21	15.45	(0.13)	12.47	12.34	—	(2.84)	(2.84)	24.95	79.25	199,683	0.94		(0.56)	65
09/30/21@	24.95	(0.08)	1.89	1.81	—	—	—	26.76	7.25	206,397	0.94	#	(0.59)#	35
SA Multi-Managed Mid Cap Growth Portfolio Class 2
03/31/17	15.10	(0.03)	2.23	2.20	—	(0.87)	(0.87)	16.43	14.89	22,024	1.09		(0.20)	47
03/31/18	16.43	(0.03)	3.41	3.38	—	(1.65)	(1.65)	18.16	20.94	23,377	1.08		(0.18)	45
03/31/19	18.16	(0.04)	2.09	2.05	—	(2.19)	(2.19)	18.02	12.69	22,407	1.09		(0.22)	37
03/31/20	18.02	(0.06)	(1.32)	(1.38)	—	(2.07)	(2.07)	14.57	(9.72)	17,335	1.10		(0.34)	47
03/31/21	14.57	(0.15)	11.74	11.59	—	(2.84)	(2.84)	23.32	78.88	26,864	1.09		(0.71)	65
09/30/21@	23.32	(0.09)	1.76	1.67	—	—	—	24.99	7.16	26,789	1.09	#	(0.74)#	35
SA Multi-Managed Mid Cap Growth Portfolio Class 3
03/31/17	14.79	(0.06)	2.21	2.15	—	(0.87)	(0.87)	16.07	14.86	15,080	1.18		(0.35)	47
03/31/18	16.07	(0.05)	3.33	3.28	—	(1.65)	(1.65)	17.70	20.79	15,193	1.18		(0.28)	45
03/31/19	17.70	(0.06)	2.04	1.98	—	(2.19)	(2.19)	17.49	12.62	14,806	1.19		(0.32)	37
03/31/20	17.49	(0.08)	(1.27)	(1.35)	—	(2.07)	(2.07)	14.07	(9.84)	10,933	1.20		(0.44)	47
03/31/21	14.07	(0.17)	11.34	11.17	—	(2.84)	(2.84)	22.40	78.69	16,308	1.19		(0.81)	65
09/30/21@	22.40	(0.10)	1.70	1.60	—	—	—	24.00	7.14	16,453	1.19	#	(0.84)#	35

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/17	03/31/18	03/31/19	03/31/20	03/31/21	09/30/21#@
SA Multi-Managed Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Multi-Managed Mid Cap Value Portfolio Class 1
03/31/17	$15.82	$0.17	$2.61	$2.78	$(0.19)	$(0.32)	$(0.51)	$18.09	17.65%	$238,924	0.91	%(1)	1.02	%(1)	84%
03/31/18	18.09	0.15	1.11	1.26	(0.24)	(2.32)	(2.56)	16.79	6.82	211,203	0.93	(1)	0.85	(1)	30
03/31/19	16.79	0.18	0.04	0.22	(0.16)	(1.15)	(1.31)	15.70	1.65	195,861	0.94		1.08		29
03/31/20	15.70	0.20	(3.54)	(3.34)	(0.22)	(0.88)	(1.10)	11.26	(23.20)	144,314	0.96		1.25		36
03/31/21	11.26	0.14	8.04	8.18	(0.19)	(0.57)	(0.76)	18.68	73.16	220,104	0.95		0.92		29
09/30/21@	18.68	0.11	0.51	0.62	—	—	—	19.30	3.32	201,807	0.94	#	1.07	#	18
SA Multi-Managed Mid Cap Value Portfolio Class 2
03/31/17	15.78	0.15	2.60	2.75	(0.16)	(0.32)	(0.48)	18.05	17.52	27,352	1.06	(1)	0.86	(1)	84
03/31/18	18.05	0.13	1.09	1.22	(0.21)	(2.32)	(2.53)	16.74	6.63	25,021	1.08	(1)	0.70	(1)	30
03/31/19	16.74	0.15	0.04	0.19	(0.13)	(1.15)	(1.28)	15.65	1.47	22,284	1.09		0.93		29
03/31/20	15.65	0.17	(3.53)	(3.36)	(0.19)	(0.88)	(1.07)	11.22	(23.34)	14,917	1.11		1.09		36
03/31/21	11.22	0.12	8.02	8.14	(0.17)	(0.57)	(0.74)	18.62	73.00	23,122	1.10		0.77		29
09/30/21@	18.62	0.09	0.52	0.61	—	—	—	19.23	3.28	22,281	1.09	#	0.92	#	18
SA Multi-Managed Mid Cap Value Portfolio Class 3
03/31/17	15.75	0.12	2.60	2.72	(0.14)	(0.32)	(0.46)	18.01	17.35	18,771	1.16	(1)	0.65	(1)	84
03/31/18	18.01	0.11	1.09	1.20	(0.19)	(2.32)	(2.51)	16.70	6.53	16,337	1.18	(1)	0.60	(1)	30
03/31/19	16.70	0.14	0.04	0.18	(0.11)	(1.15)	(1.26)	15.62	1.40	14,219	1.19		0.82		29
03/31/20	15.62	0.16	(3.52)	(3.36)	(0.18)	(0.88)	(1.06)	11.20	(23.41)	9,654	1.21		0.99		36
03/31/21	11.20	0.10	8.01	8.11	(0.15)	(0.57)	(0.72)	18.59	72.87	14,260	1.20		0.67		29
09/30/21@	18.59	0.08	0.51	0.59	—	—	—	19.18	3.17	13,727	1.19	#	0.82	#	18
SA Multi-Managed Small Cap Portfolio Class 1
03/31/17	11.94	0.03	2.34	2.37	(0.03)	(0.20)	(0.23)	14.08	19.77	266,149	0.91	(1)	0.27	(1)	33
03/31/18	14.08	0.03	1.55	1.58	(0.06)	(1.32)	(1.38)	14.28	11.30	255,293	0.91	(1)(2)	0.19	(1)(2)	30
03/31/19	14.28	0.03	(0.16)	(0.13)	(0.03)	(1.06)	(1.09)	13.06	(0.67)	236,342	0.92	(1)(2)	0.19	(1)(2)	41
03/31/20	13.06	0.03	(2.95)	(2.92)	(0.03)	(1.11)	(1.14)	9.00	(24.88)	143,176	0.96	(1)	0.24	(1)	65
03/31/21	9.00	0.03	8.04	8.07	(0.04)	(1.77)	(1.81)	15.26	91.05	230,594	0.95	(1)	0.26	(1)	55
09/30/21@	15.26	0.02	0.14	0.16	—	—	—	15.42	1.05	220,635	0.93	#(1)	0.21	#(1)	29
SA Multi-Managed Small Cap Portfolio Class 2
03/31/17	11.66	0.01	2.29	2.30	(0.01)	(0.20)	(0.21)	13.75	19.65	18,708	1.06	(1)	0.11	(1)	33
03/31/18	13.75	0.01	1.51	1.52	(0.04)	(1.32)	(1.36)	13.91	11.13	17,739	1.06	(1)(2)	0.04	(1)(2)	30
03/31/19	13.91	0.01	(0.17)	(0.16)	(0.00)	(1.06)	(1.06)	12.69	(0.88)	15,415	1.07	(1)(2)	0.03	(1)(2)	41
03/31/20	12.69	0.01	(2.85)	(2.84)	(0.01)	(1.11)	(1.12)	8.73	(24.95)	10,273	1.11	(1)	0.10	(1)	65
03/31/21	8.73	0.01	7.79	7.80	(0.02)	(1.77)	(1.79)	14.74	90.75	17,618	1.10	(1)	0.11	(1)	55
09/30/21@	14.74	0.00	0.14	0.14	—	—	—	14.88	0.95	16,523	1.08	#(1)	0.06	#(1)	29
SA Multi-Managed Small Cap Portfolio Class 3
03/31/17	11.50	(0.01)	2.26	2.25	—	(0.20)	(0.20)	13.55	19.51	12,528	1.16	(1)	(0.09	)(1)	33
03/31/18	13.55	(0.01)	1.49	1.48	(0.02)	(1.32)	(1.34)	13.69	11.03	12,309	1.16	(1)(2)	(0.06	)(1)(2)	30
03/31/19	13.69	(0.01)	(0.15)	(0.16)	—	(1.06)	(1.06)	12.47	(0.92)	10,647	1.17	(1)(2)	(0.07	)(1)(2)	41
03/31/20	12.47	0.00	(2.80)	(2.80)	—	(1.11)	(1.11)	8.56	(25.05)	6,905	1.21	(1)	(0.01	)(1)	65
03/31/21	8.56	0.00	7.62	7.62	(0.00)	(1.77)	(1.77)	14.41	90.49	11,334	1.20	(1)	0.01	(1)	55
09/30/21@	14.41	0.00	0.13	0.13	—	—	—	14.54	0.90	10,693	1.18	#(1)	(0.04	)#(1)	29

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/17	03/31/18	03/31/19	03/31/20	03/31/21	09/30/21#@
SA Multi-Managed Mid Cap Value Class 1	0.00%	0.00%	—%	—%	—%	—%
SA Multi-Managed Mid Cap Value Class 2	0.00	0.00	—	—	—	—
SA Multi-Managed Mid Cap Value Class 3	0.01	0.00	—	—	—	—
SA Multi-Managed Small Cap Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19
SA Multi-Managed Small Cap Portfolio Class 1	0.00%	0.00%
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Multi-Managed International Equity Portfolio Class 1
03/31/17	$7.83	$0.14	$0.68	$0.82	$(0.15)	$—	$(0.15)	$8.50	10.65%	$630,997	0.93	%(1)(2)	1.82	%(1)(2)	50%
03/31/18	8.50	0.16	1.23	1.39	(0.20)	—	(0.20)	9.69	16.37 (3)	577,544	0.95	(2)	1.72	(2)	20
03/31/19	9.69	0.21	(0.66)	(0.45)	(0.26)	—	(0.26)	8.98	(4.44)	410,320	0.99	(2)	2.27	(2)	22
03/31/20	8.98	0.17	(1.23)	(1.06)	(0.30)	(0.78)	(1.08)	6.84	(14.19)	265,249	1.04	(2)	1.88	(2)	20
03/31/21	6.84	0.11	3.29	3.40	(0.16)	(0.14)	(0.30)	9.94	49.70	354,716	0.97	(2)	1.27	(2)	22
09/30/21@	9.94	0.10	0.30	0.40	—	—	—	10.34	4.02	370,357	0.96	#(2)	1.91	#(2)	11
SA Multi-Managed International Equity Portfolio Class 2
03/31/17	7.84	0.15	0.66	0.81	(0.14)	—	(0.14)	8.51	10.46	20,693	1.08	(1)(2)	1.84	(1)(2)	50
03/31/18	8.51	0.15	1.24	1.39	(0.19)	—	(0.19)	9.71	16.33 (3)	21,848	1.10	(2)	1.54	(2)	20
03/31/19	9.71	0.19	(0.66)	(0.47)	(0.24)	—	(0.24)	9.00	(4.61)	17,959	1.14	(2)	2.07	(2)	22
03/31/20	9.00	0.14	(1.22)	(1.08)	(0.28)	(0.78)	(1.06)	6.86	(14.30)	13,398	1.19	(2)	1.61	(2)	20
03/31/21	6.86	0.10	3.29	3.39	(0.14)	(0.14)	(0.28)	9.97	49.49	19,379	1.12	(2)	1.15	(2)	22
09/30/21@	9.97	0.09	0.30	0.39	—	—	—	10.36	3.91	18,578	1.11	#(2)	1.76	#(2)	11
SA Multi-Managed International Equity Portfolio Class 3
03/31/17	7.81	0.27	0.53	0.80	(0.13)	—	(0.13)	8.48	10.38	17,067	1.17	(1)(2)	2.85	(1)(2)	50
03/31/18	8.48	0.14	1.23	1.37	(0.18)	—	(0.18)	9.67	16.12 (3)	16,719	1.20	(2)	1.46	(2)	20
03/31/19	9.67	0.18	(0.65)	(0.47)	(0.23)	—	(0.23)	8.97	(4.66)	13,689	1.24	(2)	1.96	(2)	22
03/31/20	8.97	0.14	(1.22)	(1.08)	(0.27)	(0.78)	(1.05)	6.84	(14.34)	10,100	1.29	(2)	1.53	(2)	20
03/31/21	6.84	0.09	3.28	3.37	(0.13)	(0.14)	(0.27)	9.94	49.35	13,369	1.22	(2)	1.04	(2)	22
09/30/21@	9.94	0.09	0.29	0.38	—	—	—	10.32	3.82	12,952	1.21	#(2)	1.67	#(2)	11
SA Multi-Managed Diversified Fixed Income Portfolio Class 1
03/31/17	11.74	0.25	(0.10)	0.15	(0.14)	(0.09)	(0.23)	11.66	1.37	1,128,112	0.67		2.15		40
03/31/18	11.66	0.27	(0.11)	0.16	(0.27)	(0.02)	(0.29)	11.53	1.38	1,023,385	0.68		2.29		63
03/31/19	11.53	0.31	0.13	0.44	(0.31)	(0.03)	(0.34)	11.63	4.03	928,761	0.68		2.68		38
03/31/20	11.63	0.30	0.44	0.74	(0.38)	—	(0.38)	11.99	6.36	866,019	0.69		2.49		45
03/31/21	11.99	0.23	0.24	0.47	(0.33)	(0.26)	(0.59)	11.87	3.81	948,017	0.68		1.88		41
09/30/21@	11.87	0.10	0.13	0.23	—	—	—	12.10	1.94	959,232	0.68	#	1.63	#	21
SA Multi-Managed Diversified Fixed Income Portfolio Class 2
03/31/17	11.73	0.24	(0.10)	0.14	(0.13)	(0.09)	(0.22)	11.65	1.22	28,136	0.82		2.01		40
03/31/18	11.65	0.25	(0.12)	0.13	(0.25)	(0.02)	(0.27)	11.51	1.14	24,193	0.83		2.14		63
03/31/19	11.51	0.29	0.14	0.43	(0.29)	(0.03)	(0.32)	11.62	3.91	19,873	0.83		2.53		38
03/31/20	11.62	0.28	0.45	0.73	(0.36)	—	(0.36)	11.99	6.27	19,442	0.84		2.34		45
03/31/21	11.99	0.22	0.22	0.44	(0.31)	(0.26)	(0.57)	11.86	3.58	20,138	0.84		1.73		41
09/30/21@	11.86	0.09	0.13	0.22	—	—	—	12.08	1.85	18,941	0.83	#	1.48	#	21
SA Multi-Managed Diversified Fixed Income Portfolio Class 3
03/31/17	11.66	0.29	(0.17)	0.12	(0.11)	(0.09)	(0.20)	11.58	1.13	16,843	0.92		1.92		40
03/31/18	11.58	0.24	(0.12)	0.12	(0.23)	(0.02)	(0.25)	11.45	1.07	14,967	0.93		2.04		63
03/31/19	11.45	0.28	0.14	0.42	(0.28)	(0.03)	(0.31)	11.56	3.82	12,712	0.93		2.43		38
03/31/20	11.56	0.27	0.44	0.71	(0.34)	—	(0.34)	11.93	6.18	11,770	0.94		2.24		45
03/31/21	11.93	0.20	0.23	0.43	(0.30)	(0.26)	(0.56)	11.80	3.48	11,089	0.94		1.64		41
09/30/21@	11.80	0.08	0.13	0.21	—	—	—	12.01	1.78	10,679	0.93	#	1.39	#	21

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/17
SA Multi-Managed International Equity Portfolio Class 1	0.00%
SA Multi-Managed International Equity Portfolio Class 2	0.00
SA Multi-Managed International Equity Portfolio Class 3	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/17	03/31/18	03/31/19	03/31/20	03/31/21	09/30/21#@
SA Multi-Managed International Equity Portfolio Class 1	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
SA Multi-Managed International Equity Portfolio Class 2	0.04	0.04	0.04	0.04	0.04	0.04
SA Multi-Managed International Equity Portfolio Class 3	0.04	0.04	0.04	0.04	0.04	0.04

  (3)  The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Wellington Real Return Portfolio Class 1
03/31/17	$9.55	$0.08	$0.11	$0.19	$—	$—	$—	$9.74	1.99%	$275,808	0.62%		0.86%		53%
03/31/18	9.74	0.09	0.05	0.14	(0.24)	—	(0.24)	9.64	1.42	364,977	0.58		0.96		23
03/31/19	9.64	0.12	0.10	0.22	(0.36)	—	(0.36)	9.50	2.40	337,714	0.60		1.24		22
03/31/20	9.50	0.21	0.02	0.23	(0.04)	—	(0.04)	9.69	2.40	259,205	0.59		2.09		31
03/31/21	9.69	0.04	0.71	0.75	(0.29)	(0.08)	(0.37)	10.07	7.71	252,182	0.59		0.42		43
09/30/21@	10.07	0.23	0.13	0.36	—	—	—	10.43	3.58	259,537	0.59	#	4.43	#	11
SA Wellington Real Return Portfolio Class 3
03/31/17	9.50	0.07	0.09	0.16	—	—	—	9.66	1.68	418,436	0.87		0.75		53
03/31/18	9.66	0.07	0.04	0.11	(0.21)	—	(0.21)	9.56	1.18	412,469	0.83		0.72		23
03/31/19	9.56	0.10	0.10	0.20	(0.32)	—	(0.32)	9.44	2.17	387,047	0.85		1.02		22
03/31/20	9.44	0.17	0.03	0.20	(0.03)	—	(0.03)	9.61	2.14	335,450	0.84		1.74		31
03/31/21	9.61	0.02	0.71	0.73	(0.27)	(0.08)	(0.35)	9.99	7.51	407,229	0.84		0.18		43
09/30/21@	9.99	0.21	0.13	0.34	—	—	—	10.33	3.40	430,960	0.84	#	4.16	#	11

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/17	03/31/18	03/31/19	03/31/20	03/31/21	09/30/21#@
SA Wellington Real Return Portfolio Class 1	0.02%	0.05%	0.05%	0.05%	0.05%	0.05%
SA Wellington Real Return Portfolio Class 3	0.02	0.05	0.05	0.05	0.05	0.05

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
SA Columbia Focused Value Portfolio Class 1
03/31/17	$16.81	$0.25	$3.75	$4.00	$(0.24)	$(1.74)	$(1.98)	$18.83	24.12%	$333,901	0.71%		1.35%		13%
03/31/18	18.83	0.31	2.14	2.45	(0.33)	(0.59)	(0.92)	20.36	12.87	287,475	0.71		1.51		4
03/31/19	20.36	0.58	(0.51)	0.07	(0.84)	(1.96)	(2.80)	17.63	1.76	273,629	0.72		2.95		16
03/31/20	17.63	0.32	(3.39)	(3.07)	(0.10)	(0.30)	(0.40)	14.16	(17.99)	188,851	0.73		1.77		12
03/31/21	14.16	0.59	9.45	10.04	(0.34)	(1.19)	(1.53)	22.67	71.65	334,737	0.72		3.12		35
09/30/21@	22.67	0.19	0.07	0.26	—	—	—	22.93	1.15	327,691	0.71	#	1.64	#	9
SA Columbia Focused Value Portfolio Class 2
03/31/17	16.79	0.22	3.74	3.96	(0.21)	(1.74)	(1.95)	18.80	23.92	14,687	0.86		1.20		13
03/31/18	18.80	0.27	2.15	2.42	(0.30)	(0.59)	(0.89)	20.33	12.74	14,853	0.86		1.35		4
03/31/19	20.33	0.55	(0.49)	0.06	(0.74)	(1.96)	(2.70)	17.69	1.61	13,536	0.87		2.80		16
03/31/20	17.69	0.30	(3.41)	(3.11)	(0.09)	(0.30)	(0.39)	14.19	(18.14)	9,512	0.88		1.62		12
03/31/21	14.19	0.55	9.48	10.03	(0.31)	(1.19)	(1.50)	22.72	71.40	14,886	0.87		2.91		35
09/30/21@	22.72	0.18	0.07	0.25	—	—	—	22.97	1.10	14,056	0.86	#	1.49	#	9
SA Columbia Focused Value Portfolio Class 3
03/31/17	16.76	0.22	3.72	3.94	(0.20)	(1.74)	(1.94)	18.76	23.81	11,368	0.96		1.11		13
03/31/18	18.76	0.25	2.14	2.39	(0.28)	(0.59)	(0.87)	20.28	12.60	10,566	0.96		1.25		4
03/31/19	20.28	0.53	(0.49)	0.04	(0.65)	(1.96)	(2.61)	17.71	1.51	9,295	0.97		2.70		16
03/31/20	17.71	0.28	(3.41)	(3.13)	(0.08)	(0.30)	(0.38)	14.20	(18.20)	6,713	0.98		1.52		12
03/31/21	14.20	0.53	9.48	10.01	(0.29)	(1.19)	(1.48)	22.73	71.19	9,951	0.97		2.81		35
09/30/21@	22.73	0.17	0.07	0.24	—	—	—	22.97	1.06	9,565	0.96	#	1.38	#	9

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/17	03/31/18	03/31/19	03/31/20	03/31/21	09/30/21#@
SA Columbia Focused Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%
SA Columbia Focused Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.01	0.00
SA Columbia Focused Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.01	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/17	03/31/18	03/31/19	03/31/20	03/31/21	09/30/21#@
SA Columbia Focused Value Portfolio Class 1	0.31%	0.32%	0.32%	0.32%	0.32%	0.31%
SA Columbia Focused Value Portfolio Class 2	0.31	0.32	0.32	0.32	0.32	0.31
SA Columbia Focused Value Portfolio Class 3	0.31	0.32	0.32	0.32	0.32	0.31

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
SA Allocation Growth Portfolio Class 1
09/26/16##- 03/31/17	$12.61	$0.10	$0.69	$0.79	$—	$—	$—	$13.40	6.26%	$106	0.18	%#	1.53	%#	34%
03/31/18	13.40	0.18	1.36	1.54	(0.16)	(0.33)	(0.49)	14.45	11.50	153	0.15		1.27		68
03/31/19	14.45	0.33	0.07	0.40	(0.54)	(1.05)	(1.59)	13.26	4.14	150	0.15		2.32		20
03/31/20	13.26	0.18	(1.13)	(0.95)	(0.01)	(0.41)	(0.42)	11.89	(7.61)	136	0.15		1.29		26
03/31/21	11.89	0.23	5.31	5.54	(0.16)	(0.64)	(0.80)	16.63	46.76	228	0.13		1.57		29
09/30/21@	16.63	(0.01)	0.87	0.86	—	—	—	17.49	5.17	774	0.12	#	(0.12	)#	6
SA Allocation Growth Portfolio Class 3
03/31/17	12.49	0.15	1.28	1.43	(0.23)	(0.31)	(0.54)	13.38	11.67	93,250	0.34		1.13		34
03/31/18	13.38	0.16	1.34	1.50	(0.14)	(0.33)	(0.47)	14.41	11.25	121,286	0.40		1.14		68
03/31/19	14.41	0.21	0.16	0.37	(0.49)	(1.05)	(1.54)	13.24	3.89	160,980	0.40		1.55		20
03/31/20	13.24	0.15	(1.14)	(0.99)	(0.00)	(0.41)	(0.41)	11.84	(7.90)	192,198	0.40		1.09		26
03/31/21	11.84	0.19	5.28	5.47	(0.13)	(0.64)	(0.77)	16.54	46.37	319,854	0.38		1.26		29
09/30/21@	16.54	(0.03)	0.87	0.84	—	—	—	17.38	5.08	372,252	0.37	#	(0.37	)#	6
SA Allocation Moderate Growth Portfolio Class 1
09/26/16##- 03/31/17	10.70	0.09	0.45	0.54	—	—	—	11.24	5.05	105	0.13	#	1.61	#	25
03/31/18	11.24	0.18	0.90	1.08	(0.18)	(0.39)	(0.57)	11.75	9.64	147	0.11		1.51		57
03/31/19	11.75	0.15	0.13	0.28	(0.56)	(1.40)	(1.96)	10.07	4.24	374	0.12		1.42		18
03/31/20	10.07	0.18	(0.60)	(0.42)	(0.18)	(0.39)	(0.57)	9.08	(4.96)	190	0.12		1.67		22
03/31/21	9.08	0.18	3.23	3.41	—	(0.47)	(0.47)	12.02	37.59	256	0.12		1.65		23
09/30/21@	12.02	(0.01)	0.57	0.56	—	—	—	12.58	4.66	266	0.11	#	(0.11	)#	7
SA Allocation Moderate Growth Portfolio Class 3
03/31/17	12.00	0.14	0.97	1.11	(0.22)	(1.67)	(1.89)	11.22	10.01	516,004	0.29		1.24		25
03/31/18	11.22	0.15	0.91	1.06	(0.17)	(0.39)	(0.56)	11.72	9.43	507,613	0.36		1.29		57
03/31/19	11.72	0.19	0.07	0.26	(0.51)	(1.40)	(1.91)	10.07	3.95	462,493	0.37		1.67		18
03/31/20	10.07	0.13	(0.58)	(0.45)	(0.15)	(0.39)	(0.54)	9.08	(5.19)	403,234	0.37		1.25		22
03/31/21	9.08	0.15	3.23	3.38	—	(0.47)	(0.47)	11.99	37.26	530,277	0.37		1.38		23
09/30/21@	11.99	(0.02)	0.56	0.54	—	—	—	12.53	4.50	547,751	0.36	#	(0.36	)#	7

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  #  Annualized.

  ##  Commencement of operations.

  @  Unaudited

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/17		03/31/18	03/31/19	03/31/20	03/31/21	09/30/21#@
SA Allocation Growth Portfolio Class 1	0.01	%#	0.01%	0.01%	0.01%	0.01%	0.01%
SA Allocation Growth Portfolio Class 3	0.01		0.01	0.01	0.01	0.01	0.01
SA Allocation Moderate Growth Portfolio Class 1	0.01	#	0.01	0.01	0.01	0.01	0.01
SA Allocation Moderate Growth Portfolio Class 3	0.01		0.01	0.01	0.01	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
SA Allocation Moderate Portfolio Class 1
09/26/16##- 03/31/17	$10.67	$0.09	$0.36	$0.45	$—	$—	$—	$11.12	4.22%	$104	0.13	%#	1.64	%#	26%
03/31/18	11.12	0.19	0.75	0.94	(0.19)	(0.26)	(0.45)	11.61	8.40	113	0.12		1.61		60
03/31/19	11.61	0.19	0.16	0.35	(0.56)	(1.20)	(1.76)	10.20	4.52	213	0.13		1.77		19
03/31/20	10.20	0.21	(0.49)	(0.28)	(0.18)	(0.34)	(0.52)	9.40	(3.31)	90	0.13		1.90		26
03/31/21	9.40	0.19	2.79	2.98	—	(0.45)	(0.45)	11.93	31.78	117	0.13		1.72		24
09/30/21@	11.93	(0.01)	0.52	0.51	—	—	—	12.44	4.27	146	0.12	#	(0.12	)#	7
SA Allocation Moderate Portfolio Class 3
03/31/17	11.57	0.14	0.83	0.97	(0.21)	(1.23)	(1.44)	11.10	8.97	324,003	0.29		1.23		26
03/31/18	11.10	0.16	0.75	0.91	(0.17)	(0.26)	(0.43)	11.58	8.19	314,294	0.37		1.35		60
03/31/19	11.58	0.20	0.12	0.32	(0.50)	(1.20)	(1.70)	10.20	4.27	294,856	0.38		1.79		19
03/31/20	10.20	0.14	(0.45)	(0.31)	(0.16)	(0.34)	(0.50)	9.39	(3.64)	256,715	0.38		1.33		26
03/31/21	9.39	0.16	2.79	2.95	—	(0.45)	(0.45)	11.89	31.50	319,388	0.38		1.46		24
09/30/21@	11.89	(0.02)	0.51	0.49	—	—	—	12.38	4.12	327,630	0.37	#	(0.37	)#	7
SA Allocation Balanced Portfolio Class 1
09/26/16##- 03/31/17	10.41	0.09	0.21	0.30	—	—	—	10.71	2.88	103	0.13	#	1.72	#	22
03/31/18	10.71	0.20	0.48	0.68	(0.19)	(0.37)	(0.56)	10.83	6.39	109	0.12		1.77		60
03/31/19	10.83	0.24	0.11	0.35	(0.55)	(0.97)	(1.52)	9.66	4.33	114	0.13		2.29		22
03/31/20	9.66	0.17	(0.22)	(0.05)	(0.18)	(0.20)	(0.38)	9.23	(0.78)	146	0.14		1.76		31
03/31/21	9.23	0.23	1.92	2.15	(0.15)	(0.39)	(0.54)	10.84	23.42	137	0.13		2.09		31
09/30/21@	10.84	(0.01)	0.41	0.40	—	—	—	11.24	3.69	170	0.13	#	(0.13	)#	9
SA Allocation Balanced Portfolio Class 3
03/31/17	11.20	0.13	0.63	0.76	(0.21)	(1.06)	(1.27)	10.69	7.14	240,817	0.30		1.21		22
03/31/18	10.69	0.17	0.49	0.66	(0.18)	(0.37)	(0.55)	10.80	6.16	225,749	0.35		1.53		60
03/31/19	10.80	0.21	0.12	0.33	(0.50)	(0.97)	(1.47)	9.66	4.11	215,693	0.38		2.01		22
03/31/20	9.66	0.15	(0.22)	(0.07)	(0.16)	(0.20)	(0.36)	9.23	(1.02)	206,134	0.39		1.52		31
03/31/21	9.23	0.17	1.97	2.14	(0.13)	(0.39)	(0.52)	10.85	23.25	257,105	0.38		1.61		31
09/30/21@	10.85	(0.02)	0.40	0.38	—	—	—	11.23	3.50	267,353	0.38	#	(0.38	)#	9

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  #  Annualized.

  ##  Commencement of operations.

  @  Unaudited

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/17		03/31/18	03/31/19	03/31/20	03/31/21	09/30/21#@
SA Allocation Moderate Portfolio Class 1	0.01	%#	0.01%	0.01%	0.01%	0.01%	0.01%
SA Allocation Moderate Portfolio Class 3	0.01		0.01	0.01	0.01	0.01	0.01
SA Allocation Balanced Portfolio Class 1	0.01	#	0.01	0.01	0.01	0.01	0.01
SA Allocation Balanced Portfolio Class 3	0.01		0.04	0.01	0.01	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
Statement Regarding Liquidity Risk Management Program — (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios have adopted a liquidity risk management program. SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"), the investment adviser to the Trust, has been designated by the Board to administer the Portfolios' liquidity risk management program (the "Program"). The Adviser has appointed a Liquidity Risk Management Committee (the "Committee") comprised of certain officers as well as certain personnel of the Adviser. The Committee is subject to the oversight of the Adviser. The Adviser and the Committee are referred to collectively herein as the "Program Administrator." The Program is designed to assess, manage and periodically review each Portfolio's liquidity risk, based on factors specific to the circumstances of each Portfolio. "Liquidity risk" means the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of remaining investors' interests in the Portfolio. During the fiscal year, the Program Administrator provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity Program report to the Board, the Program supported each Portfolio's ability to honor redemption requests timely and the Adviser's management of each Portfolio's liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Portfolio operated as a "Primarily Highly Liquid Fund" during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Portfolio had no breaches of the limit on illiquid investments, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio's prospectus for more information regarding the Portfolio's exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust's Forms N-PORT are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

PRSRT BPM

U.S. POSTAGE

PAID

TOPPAN MERRILL

ANNUITY SERVICE CENTER
P.O. BOX 15570
AMARILLO, TX 79105-5570

CHANGE SERVICE REQUESTED

J1906SAR.18 (11/21)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by Item 22(b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 3, 2021

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer
Date: December 3, 2021